                                                      REGISTRATION NOS. 33-19836

                                                                        811-5457
    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2003.
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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-4

                            ------------------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                        POST-EFFECTIVE AMENDMENT NO. 22                      [X]
                             REGISTRATION STATEMENT                          [ ]
                    UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 22                             [X]
                        (CHECK APPROPRIATE BOX OR BOXES)

                            ------------------------

                             Keynote Series Account
                           (EXACT NAME OF REGISTRANT)

                          MONY LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                                 1740 Broadway
                            New York, New York 10577
             (ADDRESS AND DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                                 (212) 708-2000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            ------------------------

                               ARTHUR WOODS, ESQ.
                          MONY LIFE INSURANCE COMPANY
                                 1740 Broadway
                            New York, New York 10019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                 Approximate date of proposed public offering:

     It is proposed that this filing will become effective on May 1, 2003 pursuant to paragraph (b) of Rule 485.

     Diversified Investors Portfolios has also executed this Post-Effective Amendment No. 22 to Registration Statement.
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

                                    KEYNOTE
                                 SERIES ACCOUNT
                                  ("KEYNOTE")
                        GROUP VARIABLE ANNUITY CONTRACTS
            SECTIONS 401(a), 401(k), 403(b), 408(IRA), 457 AND NQDC

                                   ISSUED BY

                      MONY LIFE INSURANCE COMPANY("MONY")
            1740 BROADWAY, NEW YORK, NEW YORK 10019; (914) 697-8000

    MONY Life Insurance Company was organized as a mutual life insurance company under the laws of the State of New York in 1842 under the name The Mutual Life Insurance Company of New York. In 1998 MONY converted to a stock company through demutualization and was renamed MONY Life Insurance Company ("MONY"). The demutualization did not have any material effect on the Group Variable Annuity Contracts.

    The Group Variable Annuity Contracts ("Contracts") described in this Prospectus are designed and offered as funding vehicles for retirement plans maintained by state educational organizations, certain tax-exempt organizations, IRA Contractholders, taxed organizations in the case of the Section 401(a) and/or Section 401(k) Contracts and corporate nonqualified deferred compensation contracts ("NQDC"). The Section 401(k) Contract will fund the benefits for tax qualified pension and profit-sharing plans from employee contributions of such organizations and employer contributions, if any. The Section 403(b) Contract will purchase tax-deferred annuities for the employees of these same organizations. The Section 457 Contract will provide deferred compensation eligible for deferred tax treatment. The Section 401(a) Contract will fund benefits for tax-qualified pension and profit-sharing plans of such organizations as well as taxed subsidiaries of such organizations and stand-alone taxed organizations. The Section 408 (Individual Retirement Account ("IRA")) Contract is a Group Variable Annuity Contract which will provide for on-going or rollover contributions, from employees of tax-exempt or taxed organizations and from members and employees of associations. The NQDC Contract will provide deferred compensation eligible for deferred tax treatment to employees of taxed organizations. Section references are to the Internal Revenue Code of 1986, as amended.

    Insofar as possible, the provisions of the Contracts are identical, and the information provided in this Prospectus is generally applicable to all Contracts. However, whenever statutory or administrative considerations require significant differences among the Contracts, such differences are explained separately for each.

    Purchase Payments under the Contracts are allocated to a segregated investment account of MONY Life Insurance Company ("MONY"), which account has been designated Keynote. Purchase Payments directed to Keynote may be allocated among such of the Subaccounts in Keynote as are made available under the Contracts. The assets in each Subaccount are invested in a series of Diversified Investors Portfolios or in the Calvert Social Balanced Portfolio ("Calvert Series") at their net asset value. (See "Diversified Investors Portfolios" at page 13 and Calvert Series at page 12.) The six currently available Series of Diversified Investors Portfolios are the Money Market Series, Intermediate Government Bond Series, Core Bond Series (formerly Government/Corporate Bond Series), Balanced Series, Value & Income Series, formerly Equity Income and Equity Growth Series. The Calvert Series is an actively managed, diversified portfolio of common and preferred stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the social concern criteria established by the Calvert Series. A copy of the Calvert Series Prospectus appears at the end of this Keynote Prospectus.

    KEYNOTE SUBACCOUNTS WHICH INVEST IN DIVERSIFIED INVESTORS PORTFOLIOS DO SO UNDER A CORE/FEEDER ARRANGEMENT. UNLIKE OTHER FUNDING VEHICLES INTO WHICH PURCHASE PAYMENTS MAY BE INVESTED THROUGH VARIABLE ANNUITY CONTRACTS ISSUED BY INSURANCE COMPANIES, DIVERSIFIED INVESTORS PORTFOLIOS OFFERS ITS INTERESTS FOR SALE TO OTHER TYPES OF COLLECTIVE INVESTMENT VEHICLES IN ADDITION TO INSURANCE COMPANY SEPARATE ACCOUNTS REGISTERED AS INVESTMENT COMPANIES UNDER THE INVESTMENT COMPANY ACT OF 1940. SUCH INVESTORS MAY INCLUDE MUTUAL FUNDS, BANK COLLECTIVE TRUSTS AND UNREGISTERED INSURANCE COMPANY SEPARATE ACCOUNTS. SEE "DIVERSIFIED INVESTORS PORTFOLIOS -- CORE/FEEDER STRUCTURE" ON PAGE 31 HEREIN.

    The value of the Accumulation Accounts maintained in Keynote will vary based upon the investment experience of the Subaccounts to which Purchase Payments are allocated. The investment experience of the Subaccounts will vary based on the underlying investment performance of the series of Diversified Investors Portfolios and the Calvert Series.

    This Prospectus sets forth the basic information that a prospective purchaser should know before investing. Please keep this Prospectus for future reference.

    A Statement of Additional Information dated May 1, 2003 incorporated herein by reference, and containing additional information about the Contracts and Diversified Investors Portfolios, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is available from MONY without charge upon written request to the above address or by telephoning
(914) 697-8000. The Table of Contents of the Statement of Additional Information can be found on page 52 of this Prospectus.

    This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy the Contracts in any jurisdiction in which such may not be lawfully made.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED (OR PRECEDED) BY A CURRENT PROSPECTUS FOR THE CALVERT SERIES.
                               DATED MAY 1, 2003

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Definitions.................................................    4
Synopsis....................................................    6
Fee Table...................................................    6
The Contracts...............................................    7
Keynote.....................................................    8
Charges.....................................................    8
Credit And Allocation Of Purchase Payments..................    8
Redemption..................................................    9
Transfers...................................................    9
Payment Options.............................................    9
Voting Rights...............................................    9
Death Benefit...............................................    9
Distribution Of The Contracts...............................    9
Condensed Financial Information.............................   10
MONY........................................................   11
Keynote Series Account......................................   11
Calvert Series..............................................   11
Diversified Investors Portfolios............................   12
The Transaction.............................................   13
Charges.....................................................   14
Charges for Mortality and Expense Risks.....................   14
Annual Contract Charge......................................   14
Investment Management Fee...................................   14
Premium Tax.................................................   15
Summary Of The Contracts....................................   16
Eligible Purchasers.........................................   16
Ownership...................................................   16
Purchase Payments...........................................   16
Employer Sponsored Plan Requirements........................   16
Rights Of The Participant Under The Contract................   16
Rights Upon Suspension Of Contract or Termination Of Plan...   17
403(b) Contract.............................................   17
401(a) Contract/401(k) Contract and NQDC Contracts..........   17
457 and 408 (IRA) Contracts.................................   17
Failure Of Qualification....................................   17
Transfers...................................................   17
Rights Reserved By MONY.....................................   18
Credit Of Purchase Payments.................................   18
Allocation Of Purchase Payments.............................   18
Determination Of Unit Value.................................   19
Death Benefit...............................................   19
Redemption During The Accumulation Period...................   20
Restrictions Under The Texas Optional Retirement Program....   20
Payment Options.............................................   20
Annuity Purchase Date.......................................   20
Fixed Annuity...............................................   21
Fixed Annuity Options.......................................   21
Payments To A Beneficiary Following The Annuitant's Death...   22
Voting Rights...............................................   22
Distribution Of The Contracts...............................   23

                                                              PAGE
                                                              ----
Federal Income Tax Status...................................   24
Tax Treatment of MONY.......................................   24
Taxation of Diversified Investors Portfolios................   24
Section 403(b) Annuities....................................   24
Section 401(a) Plans........................................   25
Section 408 (IRA) Contracts.................................   26
Minimum Distribution Requirements...........................   27
Section 457 Plans...........................................   27
Non-Qualified Deferred Compensation Contracts...............   27
Income Tax Withholding......................................   28
Performance Data............................................   29
Diversified Investors Portfolios............................   30
Core/Feeder Structure.......................................   30
Investment Objectives and Policies..........................   31
Investment Techniques and Restrictions......................   42
Management of Diversified Investors Portfolios..............   44
Other Information Regarding Diversified Investors
  Portfolios................................................   47
Purchase and Redemption of Interests in Diversified
  Investors Portfolios......................................   47
Experts.....................................................   50
Legal Proceedings...........................................   50
Financial Statements........................................   50
Additional Information......................................   50
Miscellaneous...............................................   50
Table Of Contents Of Statement Of Additional Information....   51
Request For Keynote Statement Of Additional Information.....   52
Appendix....................................................   53

                                  DEFINITIONS

     As used in this Prospectus, the following terms have the indicated meaning:

     ACCUMULATION ACCOUNT: an account maintained for each Participant in which is recorded the number of Units held for his/her credit.

     ACCUMULATION PERIOD: the accumulation period for each Participant is the period during which Purchase Payments may be made on his/her behalf. It begins when the Participant begins participation under the Plan and ends as of his/her Annuity Purchase Date (See "Annuity Purchase Date" page 21), or earlier termination of his/her Accumulation Account.

     BALANCED SERIES: Diversified Investors Balanced Portfolio, a series of Diversified Investors Portfolios.

     CALVERT SERIES: the Calvert Social Balanced Portfolio, a series of Calvert Variable Series, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended.

     CONTRACT(S): the group variable annuity contract(s) offered by MONY to Contractholders or IRA Contractholders as described in this Prospectus.

     CONTRACTHOLDER: a state educational organization or certain tax-exempt organization employer or employer association for affiliated employers, taxed subsidiaries of tax-exempt organizations and taxed stand alone organizations.

     CONTRACT YEAR: a period of 12 months measured from the date of the Contract issued to or adopted by the Contractholder, and anniversaries thereof.

     DIVERSIFIED: Diversified Investment Advisors, Inc., a registered investment adviser under the Investment Advisers Act of 1940.

     DIVERSIFIED INVESTORS PORTFOLIOS: Diversified Investors Portfolios, an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended.

     EQUITY GROWTH SERIES: Diversified Investors Equity Growth Portfolio, a series of Diversified Investors Portfolios.

     FIXED ANNUITY: an annuity with payments which remain fixed throughout the payment period and which do not reflect the investment experience of a separate account.

     CORE BOND SERIES: Diversified Investors Core Bond Portfolio, a series of Diversified Investors Portfolios.

     INTERMEDIATE GOVERNMENT BOND SERIES: Diversified Investors Intermediate Government Bond Portfolio, a series of Diversified Investors Portfolios.

     IRA CONTRACTHOLDER: a tax-exempt or taxed organization or an association of members who share a common interest.

     MONEY MARKET SERIES: Diversified Investors Money Market Portfolio, a series of Diversified Investors Portfolios.

     NQDC: Non-qualified deferred compensation arrangement available to taxed organizations only.

     PARTICIPANT: an employee participating under a Contract issued to or adopted by his/her employer.

     PLAN: a retirement plan or program under which benefits are to be provided pursuant to a Contract described herein.

     PORTFOLIO BUSINESS DAY: each day during which the Advisers of a Series are open for business.

     PURCHASE PAYMENT: the amount contributed and remitted to MONY by an employer on behalf of a Participant.

     SUBSTITUTION: the investment by Keynote Subaccounts in corresponding series of Diversified Investors Portfolios of the proceeds received upon the redemption by each Subaccount of shares of MONY Series Fund, Inc. in accordance with an order of the Securities and Exchange Commission dated June 8, 1994.

     SUBACCOUNT: a subdivision of Keynote which is available for the allocation of Purchase Payments under the Contracts. Six Subaccounts invest in a corresponding series of Diversified Investors Portfolios. The Calvert Series Subaccount invests in the Calvert Series.

     UNIT: the measure by which the value of an investor's interest in each Subaccount is determined.

     VALUATION DATE: each day at the close of business of the New York Stock Exchange (currently at 4:00 p.m. New York City time), that the New York Stock Exchange is open for trading or any other day on which there is sufficient trading in securities of a series of Diversified Investors Portfolios or the Calvert Series to affect materially the value of the Units of the corresponding Subaccount. If the New York Stock Exchange extends its closing beyond 4:00 p.m. New York City time, and continues to value after the time of closing of the NYSE, MONY reserves the right to treat any payment or communication received after 4:00 p.m. New York City time as being received as of the beginning of the next day.

     VALUATION PERIOD: The period between the ending of two successive Valuation Dates.

     VALUE & INCOME SERIES: Diversified Investors Equity Income Portfolio, a series of Diversified Investors Portfolios.

     NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                                    SYNOPSIS

                          MONY LIFE INSURANCE COMPANY
                             KEYNOTE SERIES ACCOUNT

                                TABLE OF FEES(1)

Total Separate Account Annual Expenses (as a percentage of average account values)
Mortality and Expense Risk Fees.............................  1.10%(2)

     (1) In addition to the mortality and expense risk fees, MONY reserves the right to deduct an annual contract charge from a Participant's Accumulation Account not to exceed $50. See "Charges -- Annual Contract Charge" at page 15.

     (2) MONY reserves the right to charge maximum mortality and expense risk fees of up to 1.25% upon notice.

Portfolio Company Annual Expenses:

     DIVERSIFIED INVESTORS PORTFOLIOS AND CALVERT SOCIAL BALANCED PORTFOLIO

              ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2002

                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                  INTERMEDIATE
                                         MONEY     GOVERNMENT     CORE               VALUE &   EQUITY
                                         MARKET       BOND        BOND    BALANCED   INCOME    GROWTH   CALVERT
                                         SERIES      SERIES      SERIES    SERIES    SERIES    SERIES   SERIES
                                         ------   ------------   ------   --------   -------   ------   -------
Management Fee (After fee
  reimbursements)......................   0.25%       0.35%       0.35%     0.45%     0.45%     0.62%    0.70%
Other Expenses(1)......................   0.03%       0.03%       0.04%     0.07%     0.03%     0.03%    0.21%
Fee Waiver and/or Expense
  Reimbursement(2).....................     --          --          --      0.02%       --        --       --
                                          ----        ----        ----      ----      ----      ----     ----
Total Annual Expenses After Fee
  Reimbursements(2)....................   0.28%       0.38%       0.39%     0.50%     0.48%     0.65%    0.91%


---------------

(1) "Other Expenses" for each series of Diversified Investors Portfolios and for the Calvert Series are actual for the year ended December 31, 2002.



(2) "Total Annual Expenses After Fee Reimbursements" for certain of the series of Diversified Investors Portfolios reflect voluntary waivers and reimbursements by Diversified. In the absence of such waivers and reimbursements, "Total Annual Expenses After Fee Reimbursements" would be as follows for the following series: Money Market Series -- 0.28%; Intermediate Government Bond Series -- 0.38%; Core Bond -- 0.39%; Balanced -- 0.50%; Value & Income Series -- 0.48%; and Equity Growth Series -- 0.65%.


     The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly and indirectly and reflects expenses of the separate account as well as the portfolio applicable company. (See Charges at page 15 for a more complete description of applicable costs and expenses.)

Example


     If you (i) surrender your contract at the end of the applicable time period, (ii) annuitize at the end of the applicable time period or (iii) do not surrender your contract, you would pay the following expenses on a $10,000 investment, assuming a 5% annual rate of return.

     These examples assume a 5% return each year (the assumption of a 5% return is required by the SEC for these examples and is not a prediction of any subaccount's future performance). These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown. Premium taxes may also be applicable.

     This example is based on fees after waivers and reimbursements as if those waivers and reimbursements were in effect for the full 10 year period covered by the example and reflect the imposition of the 1.10% mortality and expense risk charge presently in effect.


                                                          AFTER      AFTER      AFTER      AFTER
                       SUBACCOUNT                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                       ----------                         ------    -------    -------    --------
Money Market............................................   $140      $437      $  755      $1,657
Intermediate Government Bond............................   $152      $471      $  813      $1,779
Core Bond...............................................   $152      $471      $  813      $1,779
Balanced................................................   $165      $511      $  881      $1,922
Value & Income..........................................   $161      $499      $  860      $1,878
Equity Growth...........................................   $178      $551      $  949      $2,062
Calvert Series..........................................   $204      $630      $1,083      $2,338


     This example is based on fees after waivers and reimbursements as if those waivers and reimbursements were in effect for the full 10 year period covered by the example and reflects the imposition of the maximum mortality and expense risk charge of 1.25% which may be imposed by MONY.


                                                          AFTER      AFTER      AFTER      AFTER
                       SUBACCOUNT                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                       ----------                         ------    -------    -------    --------
Money Market............................................   $156      $483      $  834      $1,824
Intermediate Government Bond............................   $167      $517      $  892      $1,944
Core Bond...............................................   $167      $517      $  892      $1,944
Balanced................................................   $180      $557      $  959      $2,084
Value & Income..........................................   $176      $545      $  939      $2,041
Equity Growth...........................................   $193      $597      $1,026      $2,222
Calvert.................................................   $219      $676      $1,159      $2,493


THE CONTRACTS

     The Group Variable Annuity Contract(s) ("Contract(s)") described in this Prospectus are designed and offered as funding vehicles for retirement Plans maintained by state educational organizations, certain tax-exempt organizations, IRA Contractholders and for taxed organizations for Section 401(a) and/or
Section 401(k) Contracts and corporate nonqualified deferred compensation Contracts ("NQDC"). The Section 401(k) Contract will fund the benefits for tax-qualified pension and profit-sharing plans from employee/employer contributions of such organizations. The Section 403(b) Contract will purchase tax-deferred annuities for employees of these same organizations. The Section 457 Contract will provide deferred compensation eligible for deferred tax treatment. The Section 401(a) Contract will fund benefits for tax-qualified pension and profit-sharing Plans of such tax-exempt organizations as well as taxed subsidiaries of these organizations and stand-alone taxed organizations; the non-qualified deferred compensation Contracts ("NQDC") will fund benefits for taxed organizations. The Section 408 (Individual Retirement Account ("IRA")) Contract is a Group Variable Annuity Contract which will provide for on-going or rollover contributions from employees of tax-exempt or taxed organizations and from members and employees of associations. Section references are to the Internal Revenue Code of 1986, as amended (the "Code").

     Insofar as possible, the provisions of the Contracts are identical, and the information provided in this Prospectus is generally applicable to all Contracts. However, whenever statutory or administrative considerations require significant differences among the Contracts, such differences are explained separately for each.

     With respect to Section 401(a), Section 401 (k) and NQDC Contracts, the employer and/or the employee will make contributions pursuant to the terms and conditions of the underlying retirement Plan. As to the Section 403(b) and
Section 457 Contracts, the employer will make Purchase Payments for each participating employee pursuant to either a salary reduction agreement or an agreement to forego a salary increase under which the employee decides the level and number of Purchase Payments to his/her Accumulation Account, except with respect to employer-sponsored Section 401(a) Plans under which the employer will make contributions pursuant to the underlying retirement Plan. In the case of the Section 408 IRA Contract, the employer will make Purchase Payments on behalf of and as determined by each participating employee pursuant to a salary deduction agreement.

KEYNOTE

     Purchase Payments under the Contract(s) are allocated to Keynote which is a separate account of MONY. Keynote is divided into Subaccounts, six of which correspond to Diversified Investors Portfolios' Money Market, Intermediate Government Bond, Core Bond, Balanced, Value & Income, and Equity Growth Series, respectively. The Calvert Series Subaccount invests in the Calvert Series. The assets in each Subaccount are invested in the corresponding series of Diversified Investors Portfolios or the Calvert Series at their net asset value (See "Diversified Investors Portfolios" at page 13 and "Calvert Series" at page 12.) Each series of Diversified Investors Portfolios is managed by Diversified Investment Advisors, Inc. ("Diversified"). MONY Securities Corp., a wholly-owned subsidiary of MONY, is the principal underwriter and distributor. The Calvert Series is a series of Calvert Variable Series, Inc., (formerly, Acacia Capital Corporation,) (the "Fund") a diversified open-end management company whose investment adviser is Calvert Asset Management Company, Inc.

     The value of a Participant's Accumulation Account maintained in Keynote will vary based upon the investment experience of the series of Diversified Investors Portfolios or the Calvert Series to which Purchase Payments are allocated.

     The Calvert Series is an actively managed portfolio of common and preferred stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the social concern criteria established by the Calvert Series. A copy of the Calvert Series Prospectus appears at the end of this Keynote Prospectus. Diversified Investors Portfolios is an open-end, diversified management investment company which has six series with differing investment objectives available under the Contracts. See "Diversified Investors Portfolios" at page 13 herein.

CHARGES


     MONY makes daily charges against the net assets of Keynote at a maximum annual rate of 1.25%, consisting of 0.80% for mortality risks and 0.45% for administrative expense risks. The annual rate charged is 1.10% consisting of 0.70% for mortality risks and 0.40% for administrative expense risk. However, MONY reserves the right to charge a maximum fee of 1.25% upon notice thereafter. (See "Charges -- Charges for Mortality and Expense Risks" on page 15.) In addition, MONY reserves the right to deduct an annual contract charge, not to exceed $50, from a Participant's Accumulation Account (See "Charges -- Annual Contract Charge" on page 15.)


     In addition to the charges set forth above, Diversified, which serves as an investment adviser to each series of Diversified Investors Portfolios, and Calvert Asset Management Company, Inc., which serves as investment adviser to the Calvert Series, impose a charge against the net asset value of each series of Diversified Investors Portfolios or the Calvert Series, as appropriate, computed daily, for investment advisory services and other expenses.

     Premium taxes may be payable on annuity considerations. (See "Premium Tax" on page 16.)

CREDIT AND ALLOCATION OF PURCHASE PAYMENTS

     Purchase Payments will be credited to the Subaccounts designated by the Participant in the form of Units. The number of Units credited will not change but the dollar value of a Unit will vary depending upon the investment experience of the series of Diversified Investors Portfolios or the Calvert Series, as appropriate. (See "Credit of Purchase Payments" on page 19.)

REDEMPTION

     A Participant may redeem at any time prior to the time an annuity benefit takes effect and prior to his death all or a portion of the Units credited to his Accumulation Account without any charge, subject to any limitations in the underlying Plan. There are no redemption charges. (See "Restrictions Under the Texas Optional Retirement Program" on page 21, for withdrawal restrictions applicable to Contracts issued under the Texas Optional Retirement Program.)

     A penalty tax may be payable under the Code upon the redemption of amounts from an Accumulation Account under the Contract and other significant withdrawal restrictions may be imposed by the Code. (See, "Section 403(b) Annuities" on page 25 and "Section 408 IRA Contracts" on page 27.)

TRANSFERS

     A Participant may transfer all or a portion of his/her Accumulation Account in Keynote among the various Subaccounts. No transfer charges are imposed, and there is no limit to the number of transfers. While MONY has no present intention to do so, it reserves the right to impose transfer charges at a later date. Transfers may be made in writing or by telephone by calling (914) 697-8000. (See "Transfers" on page 18.) MONY reserves the right to discontinue allowing telephone transfers.

PAYMENT OPTIONS

     Unless a Fixed Annuity is elected, a Participant will receive a lump sum payment at the end of the Accumulation Period. The Contracts may provide for several Fixed Annuity options: Life Annuity, Life Annuity With Period Certain, Specified Fixed Period Annuity, Contingent Annuity and Contingent Annuity With Period Certain. For NQDC, an installment payment option may also be available. (See "Payment Options" on page 21.)

VOTING RIGHTS

     To the extent required by law, MONY will vote the interests in Diversified Investors Portfolios and the Calvert Series held in Keynote in accordance with the instructions received from Contractholders, IRA Contractholders and NQDC Contractholders; the Contractholders will instruct MONY in accordance with the instructions received from Participants. (See "Voting Rights" on page 23.)

DEATH BENEFIT

     If a Participant dies before the Annuity Purchase Date, the Accumulation Account value will be paid to his/her beneficiary in a lump sum. (See "Death Benefit" on page 20.)

DISTRIBUTION OF THE CONTRACTS

     MONY Securities Corp. ("MSC") will be the principal underwriter and distributor of the Contracts which will be sold by registered representatives who are also licensed insurance agents of MONY. The Contracts may also be sold through other broker-dealers authorized by MSC and applicable law and who may be insurance agents licensed by an insurance company other than MONY. (See "Distribution of the Contracts" on page 24.)

                        CONDENSED FINANCIAL INFORMATION
                             KEYNOTE SERIES ACCOUNT
                            ACCUMULATION UNIT VALUES


KEYNOTE SUBACCOUNT


                                                              UNIT VALUE
                                    ---------------------------------------------------------------
                                    DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
                                      1993       1994       1995       1996       1997       1998
                                    --------   --------   --------   --------   --------   --------
Equity Growth.....................   $19.67     $21.65     $25.58     $30.06     $37.99     $51.57
Money Market......................    13.20      13.65      14.35      15.00      15.71      16.45
Balanced..........................    16.92      16.66      21.25      24.62      29.12      32.46
Core Bond.........................    17.81      16.70      19.63      20.10      21.66      23.15
Value & Income....................    16.91      16.86      22.48      26.38      33.99      38.08
Intermediate Government Bond......    12.58      12.24      13.84      14,21      15.13      16.07
Calvert Series....................    13.36      13.11      16.87      18.83      22.41      26.13

                                                   UNIT VALUE                                 UNITS OUTSTANDING
                                    -----------------------------------------   ---------------------------------------------
                                    DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
                                      1999       2000       2001       2002       1993        1994        1995        1996
                                    --------   --------   --------   --------   ---------   ---------   ---------   ---------
Equity Growth.....................   $70.57     $58.57     $46.26     $35.00    2,907,819     994,859     201,470     237,959
Money Market......................    17.18      18.11      18.67     $18.81      656,262     179,143      58,026      56,311
Balanced..........................    35.91      34.75      32.55     $28.97    1,835,594     762,735     145,593     156,241
Core Bond.........................    22.75      24.80      26.24     $28.36      471,446     125,870      24,207      25,670
Value & Income....................    40.87      44.31      42.95     $36.00    7,852,650   2,135,776     571,730     489,820
Intermediate Government Bond......    16.18      17.53      18.52     $19.84    1,591,845     768,905      50,325      47,901
Calvert Series....................    29.06      27.58      25.38     $22.05      685,428     291,806      19,147      25,095

                                                           UNITS OUTSTANDING
                                    ---------------------------------------------------------------
                                    DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
                                      1997       1998       1999       2000       2001       2002
                                    --------   --------   --------   --------   --------   --------
Equity Growth.....................  242,846    247,234    142,912    142,030    110,873     81,284
Money Market......................   47,018     40,999     13,122      9,488     14,818     21,373
Balanced..........................  163,289    167,348     77,105     67,074     60,898     52,976
Core Bond.........................   26,763     39,571     16,207     11,172     14,282     13,580
Value & Income....................  474,554    434,610    266,130    219,973    200,912    159,138
Intermediate Government Bond......   14,366     27,614     13,708      9,742     23,408     35,823
Calvert Series....................   26,219     31,111     15,386     12,809     10,518     11,098


---------------


Further information about the performance of Keynote is contained in the Annual Report of Keynote which is available, free of charge, by contacting MONY at the address or at the telephone number set forth on the cover of this Prospectus.

                                      MONY

     MONY Life Insurance Company formerly organized as a mutual life insurance company, under the laws of the State of New York in 1842 converted to a stock life insurance company through demutualization. Its principal place of business is 1740 Broadway, New York, N.Y. 10019. MONY is currently licensed to sell life insurance and annuities in all states of the United States, the District of Columbia, Puerto Rico and the U.S. Virgin Islands.

                             KEYNOTE SERIES ACCOUNT

     Keynote was established by MONY under New York Insurance Law on December 16, 1987 as a separate account. Keynote will hold assets that are segregated from all of MONY's other assets and at present is used only to support the Contracts. MONY is the legal holder of the assets in Keynote and will at all times maintain assets in Keynote with a total market value at least equal to the contract liabilities for Keynote. The obligations under the Contracts are obligations of MONY. Income, gains, and losses, whether or not realized, from assets allocated to Keynote, are, in accordance with the Contracts, credited to or charged against Keynote without regard to other income, gains, or losses of MONY. The assets in Keynote may not be charged with liabilities which arise from any other business MONY conducts. Keynote assets may include accumulation of the charges MONY makes against a Contract participating in Keynote. From time to time, any such additional assets may be transferred in cash to MONY's general account.

     Keynote is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the management or investment policies or practices of Keynote. For state law purposes, Keynote is treated as a part or division of MONY.

     There are currently seven Subaccounts within Keynote which are available for allocation of Purchase Payments under the Contracts. The Calvert Series Subaccount invests only in the Calvert Social Balanced Portfolio (the "Calvert Series"), a series of Calvert Variable Series, Inc. ("Calvert Variable"), an open-end management investment company registered with the SEC under the 1940 Act. The six other Subaccounts invest in six respective series of Diversified Investors Portfolios, an open-end diversified management investment company registered with the SEC under the 1940 Act. Set forth below is a brief description of the Calvert Series and Diversified Investors Portfolios. A full description of the Calvert Series, its investment objectives, policies and restrictions, its expenses, the risks attendant in investing therein and other aspects of its operations is contained in the accompanying prospectus for the Calvert Series. Full descriptions of the six series of Diversified Investors Portfolios, their investment objectives, policies and restrictions, their expenses, the risks attendant to investing therein and other aspects of their operations are set forth herein under "Diversified Investors Portfolios" at page
13. Further disclosure appears in the Statement of Additional Information. Each Participant should periodically consider his/her allocation among the Subaccounts in light of current market conditions and the investment risks attendant to investment in the various series of Diversified Investors Portfolios and the Calvert Series.

CALVERT SERIES

The Calvert Series is a series of Calvert Variable Series, Inc. ("Calvert Inc."), a Maryland corporation registered with the SEC under the 1940 Act as an open-end management company, whose investment adviser is Calvert Asset Management Company, Inc. The shares of the Fund are currently sold only to insurance companies for allocation to their separate accounts to fund the benefits under certain variable annuity and variable life insurance policies issued by such companies. Because the Calvert Series sells its shares to insurance companies offering both variable annuity and variable life insurance policies, potential for conflict between the interests of Contractholders of these contracts may arise. The Board of Directors of the Fund will monitor the Calvert Series for the existence of any material irreconcilable conflict between interests of Contractholders of all separate accounts investing in the Calvert Series. If it is determined by a majority of the Board of the Fund that such conflict exists then MONY will take whatever steps are necessary to eliminate the material conflict, including withdrawing the assets allocable to some of the separate accounts from Calvert Series and reinvesting them in a different investment medium. For additional risk disclosure, see the Calvert Series prospectus which is contained in the last section of this Prospectus. Keynote will purchase and redeem shares from the Calvert Series at net asset value.

     The investment objective of the Calvert Series is set forth in the prospectus for the Calvert Series which appears at the end of this Prospectus. Briefly, the objective is to achieve a total return above the rate of inflation through an actively managed, diversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the social concern criteria established for the Calvert Series. There can be no assurance that the objective of the Calvert Series will be realized.

DIVERSIFIED INVESTORS PORTFOLIOS

     Each of the other six Subaccounts of Keynote listed below invests exclusively in the corresponding series of Diversified Investors Portfolios set forth below:

           DIVERSIFIED SUBACCOUNT                 SERIES OF DIVERSIFIED INVESTORS PORTFOLIOS
           ----------------------                 ------------------------------------------
Keynote Money Market Subaccount..............    Diversified Investors Money Market Portfolio
                                                 (the "Money Market Series")
Keynote Intermediate Government Bond
  Subaccount.................................    Diversified Investors Intermediate Government
                                                 Bond Portfolio (the "Intermediate Government
                                                 Bond Series")
Keynote Core Bond Subaccount (formerly the
  Keynote Long Term Bond Subaccount).........    Diversified Investors Core Bond Portfolio
                                                 (the "Core Bond Series")
Keynote Balanced Subaccount (formerly the
  Keynote Diversified/Balanced Subaccount)...    Diversified Investors Balanced Portfolio (the
                                                 "Balanced Series")
Keynote Value & Income Subaccount............    Diversified Investors Value & Income
                                                 Portfolio (the "Equity Income Series")
Keynote Equity Growth Subaccount.............    Diversified Investors Equity Growth Portfolio
                                                 (the "Equity Growth Series")

     Diversified Investors Portfolios is registered with the SEC under the 1940 Act as an open-end diversified management investment company. This registration does not involve supervision by the SEC of the management or investment practices or policies of Diversified Investors Portfolios.

     Diversified acts as investment adviser and administrator to each series of Diversified Investors Portfolios. With respect to each series of Diversified Investors Portfolios, Diversified has contracted for certain investment advisory services with one or more subadvisers. Diversified and the subadviser or subadvisers for a particular series of Diversified Investors Portfolios are referred to herein collectively as the "Advisers". The investment objectives of the series of Diversified Investors Portfolios currently available under the Contracts through Subaccounts are described briefly below. There can be no assurance that the investment objectives of any of the series will be met.

     Money Market Series: To provide liquidity and as high a level of current income as is consistent with the preservation of capital through investment in domestic and foreign U.S. dollar-denominated money market obligations with maturities of 397 days or less. An investor's interest in the Keynote Money Market Subaccount is neither insured nor guaranteed by the U.S. Government.

     Intermediate Government Bond Series: To provide as high a level of current income as is consistent with the preservation of capital through investment in U.S. Government and U.S. Government agency and instrumentality securities with short and intermediate maturities and high quality short-term obligations.

     Core Bond Series: To achieve the maximum total return through investment in investment grade debt securities, U.S. Government and U.S. Government agency and instrumentality securities, collateralized mortgage obligations guaranteed by these agencies and instrumentalities and high quality short-term obligations.

     Balanced Series: To provide a high total return consistent with a broad diversified mix of stocks, bonds and money market instruments.

     Value & Income Series: To provide a high level of current income through investment in a diversified portfolio of common stocks with relatively high current yields; capital appreciation is a secondary objective.

     Equity Growth Series: To provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with potential for above average growth in earnings; current income is a secondary objective.

     See "Diversified Investors Portfolios" at page 13 and the Statement of Additional Information for more information on each series.

                                THE TRANSACTION

     On December 31, 1993, MONY and AEGON USA, Inc. ("AEGON") entered into a transaction pursuant to which MONY sold its group pension operation to AEGON (the "Transaction"). As a part of the Transaction, the Contracts may be transferred through assumption reinsurance to AUSA Life Insurance Company, Inc. ("AUSA"), a New York domiciled stock life insurance company and an indirect, wholly-owned subsidiary of AEGON. Subject to the receipt of any necessary state insurance department approvals and authorizations each Contractholder will receive materials relating to this assumption.

     In addition, as a result of the Transaction, the group fixed annuity contracts which have been issued by MONY to Contractholders may also be transferred to AUSA through assumption reinsurance. Based upon regulatory and other consideration, the transfer of any fixed contract may occur before, concurrent with, or after the transfer of the companion variable Contract which is offered through this Prospectus. Accordingly, all references in this Prospectus to a companion fixed annuity contract shall refer to the fixed contract issued by MONY or the fixed contract which has been assumed by AUSA, as appropriate.

     AUSA is a wholly-owned subsidiary of First AUSA Life Insurance Company, a stock life insurance company which is wholly-owned by AEGON. AEGON is a financial services holding company whose primary emphasis is on life and health insurance and annuity and investment products. AEGON is a wholly-owned indirect subsidiary of AEGON nv, a Netherlands corporation which is a publicly traded international insurance group.

                                    CHARGES

CHARGES FOR MORTALITY AND EXPENSE RISKS

The maximum daily charges against Keynote for mortality and expense risks assumed by MONY are computed and deducted from the value of the net assets of Keynote. This maximum daily charge will be at the rate of 0.003425% (equivalent to an annual rate of 1.25%) of the average daily net assets of Keynote. The daily charge will be deducted from the net asset value of Keynote, and therefore the Subaccounts, on each Valuation Date. Where the previous day (or days) was not a Valuation Date, the deduction on the Valuation Date will be 0.003425% multiplied by the number of days since the last Valuation Date. The sum of these charges on an annual basis will not exceed 1.25% of the average net assets invested in Keynote. Of this charge, MONY estimates that .80% is for mortality risk and .45% is for expense risk. (The daily charge from Keynote based on an annual mortality and expense risk rate of 1.10%, .70% for mortality risks and ..40% for administrative expense risks, which was effective May 1, 1994, is 0.030139%.)

     The mortality risk is that individuals may live for a longer period of time than projected and therefore a greater amount of annuity benefits than projected will be payable. The expense risk is that expenses incurred in issuing and administering the Contract will exceed the administrative expense charge provided in the Contract. MONY believes that this level of charge is within the range of industry practice for comparable group variable annuity contracts.

     Sales distribution expenses and any other expenses in excess of the described charges will be paid from MONY's general account and not directly from Keynote or from the mortality and expense risk charges. However, asset charges for MONY's assumption of mortality and expense risks might be a source of contribution to the surplus in MONY's general account.

ANNUAL CONTRACT CHARGE

     MONY reserves the right to deduct an annual contract charge from a Participant's Accumulation Account to reimburse MONY for administrative expenses relating to the maintenance of the Contracts. MONY has no present intention to impose such a charge; however, MONY may, in the future, impose such a charge in accordance with the provisions of the Contracts. Any such annual charge will not exceed $50. MONY also reserves the right, if such a charge is imposed, to waive, on a temporary or permanent basis, all or part of such charge for certain classes of Contracts or for certain new classes of Contracts which may be sold in the future. If imposed, this charge would represent reimbursement for administrative costs expected to be incurred over the life of the Contracts. MONY does not anticipate any profit from this charge.

INVESTMENT MANAGEMENT FEE

     Because Keynote purchases interests in certain series of Diversified Investors Portfolios and the Calvert Series, the net assets of Keynote will reflect the investment management fee and other expenses incurred by those series of Diversified Investors Portfolios and the Calvert Series.

     Diversified serves as the investment adviser to each series of Diversified Investors Portfolios. For information with respect to the arrangements under which Diversified provides such advisory services,including charges and arrangements with subadvisers, reference is made to the information set forth under "Management of Diversified Investors Portfolios" at page 45.


     Calvert Asset Management Company, Inc. ("CAMCO") (4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814) is the investment adviser to the Calvert Series and provides day-to-day investment management services to the Calvert Series. It has been managing mutual funds since 1976. CAMCO is the investment adviser for over 25 mutual funds, including the first and largest family of socially screened funds. As of March 31, 2003, CAMCO had over $8.5 billion in assets under management.


     CAMCO uses a team approach to its management of the Calvert Series. Reno J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the management of all Calvert Funds for CAMCO. Mr. Martini has over 15 years of experience in the investment industry and has been the head of CAMCO's asset management team since 1985.

     Calvert, Inc. has obtained an exemptive order from the Securities and Exchange Commission to permit the Calvert Series, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with subadvisers without shareholder approval.

PREMIUM TAX


     Under the laws of certain jurisdictions, premium taxes are payable on annuity considerations which can include Purchase Payments or the Accumulation Account under the Contracts. Any applicable premium taxes will generally be deducted when the Accumulation Account under a Contract is applied to purchase an annuity. Under present laws, the range of premium taxes is from 0.5% to 3.5%. Attached as an Appendix to this Prospectus is a schedule of applicable premium taxes payable upon annuitization which are in effect as of the date of this Prospectus. The laws of the various jurisdictions relating to annuity taxes and the interpretations of such laws are subject to changes which may affect the deductions, if any, under the Contracts for such taxes.

                            SUMMARY OF THE CONTRACTS

ELIGIBLE PURCHASERS

     State educational organizations and organizations that qualify for tax-exempt status under Code Section 501(c)(3), including associations thereof that qualify for tax-exempt status under Code Section 501(c)(3), are eligible purchasers. In addition, any organization qualifying as an IRA Contractholder may purchase an IRA Contract. Any type of non-profit organization as well as taxed subsidiaries of tax-exempt organizations and taxed stand-alone organizations may purchase a Section 401(a) and/or a Section 401(k) or an NQDC Contract(s).

OWNERSHIP

     The employer or association purchasing a Contract is the owner of the Contract for the benefit of the Participants. The Contract will cover all eligible Participants under a Plan. Each Participant will receive a certificate at the time his/her first annuity payment becomes payable, or earlier, if required by applicable law. The certificate summarizes the Participant's benefits under the Contract.

PURCHASE PAYMENTS

     With respect to the Section 401(a) Contract, the employer and/or employee will make contributions pursuant to the underlying retirement Plan. The Section 401(k) and NQDC Contracts will accept employer and/or employee contributions pursuant to the terms and conditions of the underlying Plan. As to the Section 403(b) Contract, the employer will make Purchase Payments in accordance with a salary reduction agreement or an agreement to forego a salary increase, except with respect to employer-sponsored Section 403(b) Plans under which the employer will make contributions pursuant to the underlying retirement Plan. In the case of the Section 408 IRA Contract, the employer will make Purchase Payments on behalf of and as determined by each participating employee pursuant to a salary reduction agreement. An Accumulation Account will be established for each Participant which will record the number of Units held in each Subaccount. Purchase Payments may be allocated among any of the Subaccounts.

     All Purchase Payments in Keynote credited to an Accumulation Account are vested and nonforfeitable. However, Purchase Payments made by employers, including all such payments made under a Section 401(a) Contract, which are not the result of a reduction in salary or a give up in salary agreement, under an employer-sponsored Plan may be forfeitable but are generally subject to the vesting requirements, where applicable, of the Employee Retirement Income Security Act of 1974, as amended. In general, all Purchase Payments made to the NQDC and Section 457 Contracts may be forfeitable even though partially or fully vested.

EMPLOYER SPONSORED PLAN REQUIREMENTS

     Since the Contracts are intended to implement the Plans of state educational organizations, organizations that qualify for tax-exempt status under Code Section 501(c)(3), IRA Contractholders and, in the case of Section 401(a) and/or Section 401(k) and NQDC Contracts, for taxed subsidiaries of such organizations and stand-alone taxed organizations and since such Plans may be sponsored by employers or associations who may have their own desires regarding certain Plan details and the manner in which the Plan is to be administered, there will be some variations in details in the Contract and Plan to reflect such desires. Reference to the provisions of the Plan in which the individual is a Participant must be made in all cases for particulars.

RIGHTS OF THE PARTICIPANT UNDER THE CONTRACT

     There are no stipulated or required Purchase Payments to be made under the Contract. Except for the 15 days prior to a Participant's Annuity Purchase Date (See "Annuity Purchase Date" at page 21) during which no Purchase Payments will be accepted by MONY, an employer may make Purchase Payments during a Participant's Accumulation Period in the amount authorized by the Participant. The Contract permits the Participant to elect his/her Annuity Purchase Date, to allocate Purchase Payments, to redeem all or a portion of the Units in his/her Accumulation Account, to designate beneficiaries, and to elect Fixed Annuity options, except that employer-sponsored Plans may affect these rights.

     During a Participant's Accumulation Period, one's rights and those of the Contractholder or IRA Contractholder shall be as set forth in the Contract and Plan. On and after the Annuity Purchase Date, or on the Participant's death, if earlier, all rights, as specified in the Contract and Plan, shall belong to the Participant or beneficiary as the case may be.

RIGHTS UPON SUSPENSION OF CONTRACT OR TERMINATION OF PLAN

     403(b) Contract

     In the event that the making or receipt of all Purchase Payments under certain 403(b) Contracts is discontinued or a Contractholder terminates its Plan or discontinues Purchase Payments for a Participant, MONY shall give written notice thereof to the appropriate Participant(s) together with notice of the right of the Participant to elect to have the value of his/her Accumulation Account applied under one of the following options: (1) to be held and distributed by MONY in accordance with the terms of the Contract, (2) to be paid to him/her in cash, or (3) in the event of suspension of the Contract or termination of the Plan, to be transferred to an alternate funding agency (e.g., another insurance company). Certain other 403(b) Contracts require the Contractholder, not MONY, to give written notice thereof to Participants.

     401(a) Contract/401(k) Contract and NQDC Contracts

     If the Contractholder terminates its Plan or discontinues Purchase Payments, it is the Contractholder's responsibility, and not MONY's, to give written notice thereof to the affected Participants. In such cases, the Contractholder shall elect to have the entire balance held under the Contract applied under one of the following options: (1) to be held and distributed by MONY in accordance with the terms of the Contract; (2) to be transferred to an alternate funding agency (e.g., another insurance company); or (3) to purchase deferred, paid-up life annuity benefits for Participants.

     457 and 408(IRA) Contracts

     If the Contractholder or IRA Contractholder terminates its Plan or discontinues Purchase Payments for a Participant, MONY shall give written notice thereof to the appropriate Participant(s) together with notice of the right of the Participant to elect to have the value of his/her Accumulation Account applied under either of the following options: (1) to be held and distributed by MONY in accordance with the terms of the Contract or (2) to be paid to him/her in cash, except that, under the terms of certain 457 Contracts, the Contractholder, not AUSA, shall give notice to affected Participants.

FAILURE OF QUALIFICATION

     In the event that a Plan, Contractholder or IRA Contractholder or a Participant thereunder becomes ineligible for any previously applicable tax benefits under the Code, MONY upon notice thereof shall refuse during the period of such ineligibility to accept Purchase Payments with respect to that Plan or Participant. A failure of qualification under a particular Contract shall have no effect on other issued and outstanding Contracts.

TRANSFERS

     No transfers may be made between any of the Contracts; however, the following transfers are permissible with respect to each Contract.

     401(a), 401(k), 403(b), 457, 408(IRA) and NQDC Contracts

     A Participant may transfer all or a portion of his/her Accumulation Account in Keynote among the various Subaccounts. No transfer charges are imposed, and there is no limit to the number of transfers permitted. While MONY has no present intention to do so, MONY reserves the right to impose transfer charges at a later date.

     Transfers from the MONY Section 403(b), Section 401(a), Section 401(k) and NQDC Group Fixed Annuity Contracts to a Participant's Accumulation Account under the Keynote Contracts are permitted only to the Subaccounts which invest in the Balanced Series, Equity Income Series, Equity Growth Series or Calvert Series. Certain other restrictions which apply to transfers from the MONY Section 403(b), Section 401(a), Section 401(k) and NQDC Group Fixed Annuity and 408(IRA) Contracts to the Keynote Contracts are contained in the MONY Section 403(b), Section 401(a), Section 401(k) and NQDC Group Fixed Annuity and Section 408(IRA) Contracts.

     Transfers may be made in writing or by telephoning (914) 697-8000. Transfers are effective within 48 hours of receipt of instructions. All Participants should be aware that a transfer authorized by telephone and reasonably believed to be genuine by MONY may subject the Participant to risk of loss if such instruction is subsequently found not to be genuine. MONY will employ reasonable procedures, including requiring Participants to give certain identification information and tape recording of telephone instructions, to confirm that instructions communicated by telephone are genuine. To the extent that MONY fails to use reasonable procedures to verify the genuineness of telephone instructions, MONY may be liable for any losses due to telephone instructions that prove to be fraudulent or unauthorized.

                            RIGHTS RESERVED BY MONY

     Subject to compliance with applicable laws and, when required by law, approval of the Contractholders, IRA Contractholders, NQDC Contractholders and/or Participants and any appropriate regulatory authority, MONY reserves the right to make the following changes:

     (1) To operate Keynote in any form permitted under the 1940 Act or in any other form permitted by law;

     (2) To take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act;

     (3) To transfer any assets in a Subaccount of Keynote to another Subaccount of Keynote, or to one or more separate accounts, or to MONY's general account to the extent permitted by law or to add, combine or remove Subaccounts in a separate account;

     (4) To substitute, for the interests in a series of Diversified Investors Portfolios or the Calvert Series held in any Subaccount, interests in another series of Diversified Investors Portfolios or interests in another investment company or any other investment permitted by law; and

     (5) To make any necessary technical changes in the Contracts in order to conform with any of the above-described actions or as may be required or permitted by applicable laws affecting Keynote or the Contracts.

                              CREDIT OF PURCHASE PAYMENTS

     A Participant's initial Purchase Payment will be credited to the Participant's Accumulation Account to provide Units as of a Valuation Date for the Valuation Period, not later than (1) two business days after receipt of the Purchase Payment by MONY at 4 Manhattanville Road, Purchase, New York 10577, if the contract application and/or Participant's enrollment form is complete upon receipt, or (2) two business days after an application and/or enrollment form which is incomplete upon receipt by MONY is made complete, provided that if such information is not made complete within five business days after receipt, (i) the prospective Participant will be informed of the reasons for the delay, and
(ii) the initial Purchase Payment will be returned immediately and in full, unless the prospective Participant specifically consents to MONY retaining the Purchase Payment until such information is made complete.

     Subsequent Purchase Payments will be credited to the Participant's Accumulation Account to provide Units as of the Valuation Date for the Valuation Period in which the Purchase Payment is received in good order by MONY.

ALLOCATION OF PURCHASE PAYMENTS

     Upon receipt of a Purchase Payment, it will be credited to the Subaccount designated by the Participant in the form of Units. The number of Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount(s) by the Unit value of that Subaccount for the Valuation Date for the Valuation Period on which the Purchase Payment is received. The number of Units shall not be changed by any subsequent change in the value of a Unit, but the dollar allocation value of a Unit will vary in amount depending upon the investment experience of the applicable Subaccount.

     Allocation instructions may be changed at any time by sending to MONY a correctly completed allocation form. Any change in allocations will be effective within 10 business days following receipt of the allocation form by MONY. If an allocation form is incorrectly completed, Purchase Payments will be credited in accordance with the most recent allocation form on record. MONY reserves the right to limit a Participant's right to change allocation instructions to four times a calendar year.

DETERMINATION OF UNIT VALUE

     The Unit value for each of the Subaccounts was established at $10 for the first Valuation Date. The Unit value for a Subaccount for any subsequent Valuation Date is determined by subtracting (b) from (a) and dividing the result by (c), where

     (a) is the aggregate net asset value on the Valuation Date of all investments by the Subaccount in the series of Diversified Investors Portfolios or the Calvert Series in which the Subaccount invests, and

     (b) is the mortality and expense risk charge accrued as of that Valuation Date, and

     (c) is the total number of Units held in the Subaccount on the Valuation Date before the purchase or redemption of any Units on that Date.

                                 DEATH BENEFIT

     Under a Section 403(b), Section 457 and Section 408(IRA) Contract, if a Participant dies before the Annuity Purchase Date (See "Annuity Purchase Date" on page 21), the value of his/her Accumulation Account will be paid to the beneficiary in a lump sum. If the beneficiary is under the age of 75 at the time of the Participant's death, the beneficiary may elect to have this lump sum applied to provide a Fixed Annuity. A lump sum payment to some extent may be taxed as ordinary income to the beneficiary in the year received. A beneficiary should consider the possible tax advantages to electing an annuity. (See "Section 403(b) Annuities" on page 25). Under a Section 401(a) and/or Section 401(k) Contract, however, the underlying tax-qualified Plan is generally required to provide that in the case of a married Participant, a survivorship annuity death benefit will be paid to the surviving spouse if the Participant dies prior to retirement. In each case involving a Section 401(a) and/or Section 401(k) Contract, reference must be made to the underlying Plan for particulars.

     If the Participant dies before the Annuity Purchase Date, his/her entire interest must generally be distributed within five (5) years after the date of death, or if payable to a designated beneficiary must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, within one year after the date of death. If the beneficiary is the Participant's spouse, distributions are not required to be made until the April 1st after the end of the calendar year in which the Participant would have attained age 70 1/2; if the spouse dies before distributions begin, the rules discussed above will apply as if the spouse were the Participant (owner).

     If a lump sum payment is elected, the Accumulation Account value will be determined on the Valuation Date for the Valuation Period in which a certified copy of the death certificate evidencing the Participant's death is received by MONY. If a Fixed Annuity is elected, the Accumulation Account value will be determined on the Valuation Date for the Valuation Period of the beneficiary's Annuity Purchase Date. For Section 401(a) and/or Section 401(k) and NQDC Contracts, the underlying Plan should be consulted to determine the options available.

     For NQDC Contracts, the remaining value will be paid to a designated beneficiary. If no such beneficiary is so designated or in existence, the remaining value will be paid in the following order: Participant's (1) spouse,
(2) children, (3) parents, (4) siblings and (5) estate.

     For all Contracts except NQDC Contracts, the death benefit is guaranteed to be not less than the total amount of all contributions, less any withdrawals, made by the Participant.

                   REDEMPTION DURING THE ACCUMULATION PERIOD

     For Section 403(b), Section 457 and Section 408(IRA) Contracts and subject to applicable federal tax law restrictions, a Participant at any time during his/her Accumulation Period and prior to his/her death may redeem all or a portion of the Units credited to the Accumulation Account. There is no redemption charge. (See "Federal Tax Status" on page 25.)

     The Accumulation Account value redeemed or the Units remaining after a partial redemption will be determined on the Valuation Date for the Valuation Period in which a written request for a redemption on a form approved by MONY is received by MONY. The Accumulation Account will be reduced by the lesser of the number of Units obtained by dividing the amount of the redemption request by the Unit value for that day or the number of Units remaining in the Accumulation Account.

     A full or partial redemption payment will be made within seven days after receipt of the written request. A request for a partial redemption must specify the Subaccount(s) from which the partial withdrawal is to be made. Payment may be postponed as permitted by the 1940 Act. Currently, deferment is permissible only when the New York Stock Exchange is closed or trading is restricted, when an emergency exists as a result of which disposal of the interests in Diversified Investors Portfolios or Calvert Series held by Keynote is not reasonably practicable or it is not reasonably practicable to determine fairly the value of these assets, or when the SEC has provided for such deferment for the protection of Participants.

     A withdrawal will generally have federal income tax consequences which may include penalties. (See "Federal Tax Status" on page 25.)

     With respect to Section 401(a) and Section 401(k) or NQDC Contracts, the ability to withdraw funds during the Accumulation Period is generally more limited; however, in each instance the underlying Plan document should be consulted to determine what options, if any, are available.

            RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     The Teacher Retirement System of Texas permits Participants in the Texas Optional Retirement Program ("ORP") to redeem their interest in a variable annuity contract issued under the ORP only upon termination of employment in the Texas public institutions of higher education, retirement or death. Accordingly, a Participant in the ORP will be required to obtain a certificate of termination from his/her employer before he/she can redeem his/her Accumulation Account.

                                PAYMENT OPTIONS

     With respect to Section 403(b), Section 457 and Section 408(IRA) Contracts, unless a Fixed Annuity as described at page 22 is elected, payment to the Participant shall be made at the end of his/her Accumulation Period in a lump sum calculated in the same manner as if a total withdrawal request of one's Accumulation Account had been received by MONY on his/her Annuity Purchase Date. (See above for, "Redemption During the Accumulation Period".) However, Section 401(a) and Section 401(k) and NQDC Contracts provide the funding for the Plans and reference to the particular Plan must be made in each case for details. For example, tax-qualified Plans must generally provide by law that in the case of a married Participant who does not properly elect otherwise, retirement annuity benefits will be paid in the form of a contingent annuity with a survivorship annuity benefit for his surviving spouse at least equal to 50% of the amount which would have been payable if the Participant were living. For NQDC Contracts, the employer may also provide for installment payments without the purchase of an annuity.

ANNUITY PURCHASE DATE

     The Annuity Purchase Date is the first day of the month coincident with or following the receipt by MONY of written notice, submitted through the Participant's employer, of the Participant's retirement (i.e., the termination of employment with his/her employer). Subject to the terms of the Plan, a Participant may elect to retire at any time and receive annuity benefits. As a general rule, benefits must begin no later than April 1 of the calendar year following the year in which the Participant attains age 70 at which time an election to receive an annuity or lump sum benefit must be made.

     In the case of a beneficiary who elects a Fixed Annuity, the Annuity Purchase Date will be the first day of the month following receipt by MONY of the election of a Fixed Annuity; however, if any election is received during the last 15 days of a month, the Annuity Purchase Date will be the first day of the second month after receipt of the election.

     For Section 408(IRA) Contracts, the Annuity Purchase Date is the date the annuity first begins under the terms of the IRA Contract.

FIXED ANNUITY

     Fixed Annuity payments are not made from Keynote but are made from the general account of MONY which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, Fixed Annuity payments and interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. The SEC staff has not reviewed the disclosures in this Prospectus that relate to the Fixed Annuity payments and interests in the general account. Disclosures regarding Fixed Annuity payments and the general account in this Prospectus, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     A Fixed Annuity may not be elected if the initial monthly payment under the form elected would be less than $20. Fixed Annuity payments will be made monthly unless the annuitant elects to receive payments annually, semi-annually or quarterly. Any such election must be made at the same time that the annuitant elects to receive a Fixed Annuity and cannot be changed during the annuity period. Once a Fixed Annuity takes effect, it may not be redeemed, surrendered or changed to any other form of annuity.

FIXED ANNUITY OPTIONS

     The following Fixed Annuity options may be available:

      (i) Life Annuity -- Annuity payments will be made during the lifetime of the annuitant. It would be possible for the annuitant to receive no annuity payment if he/she died prior to the date of the first annuity payment.

      (ii) Life Annuity With Period Certain -- Annuity payments will be made during the lifetime of the annuitant with the guarantee that if the annuitant dies before a period certain elected, the beneficiary will receive payments for the duration of the period. The period certain may be any number of years between 5 and 20 inclusive.

     (iii) Specified Fixed Period Annuity -- Annuity payments will be made for a specified fixed period elected by the annuitant. If the annuitant dies during the specified fixed period, the annuity payments for the remainder of the period will be paid to the beneficiary. No annuity payments are made after the expiration of the specified fixed period even if the annuitant survives. The specified fixed period may be for any number of years between 10 and 30 years inclusive.

     (iv) Contingent Annuity -- Annuity payments will be made during the joint lifetimes of the annuitant and a designated second person ("contingent annuitant") with payments continued during the remaining lifetime of the contingent annuitant. Annuity payments to the contingent annuitant may be made in the same amount paid while both annuitants lived or a lesser percentage of this amount. For Section 401(a) and/or Section 401(k) Contracts, in the absence of a proper election by the Participant, a contingent annuity with a survivorship annuity benefit for the surviving spouse at least equal to 50% of the amount which would have been payable if the Participant were living will be the normal form of benefit.

         If the contingent annuitant dies before the first annuity payment to the annuitant, the contingent annuity election will be void and the annuitant will receive a Life Annuity. If the contingent annuitant dies after the first annuity payment to the annuitant, but before the death of the annuitant, annuity payments under the Contingent Annuity election will be made to the annuitant during his/her lifetime. If the annuitant and the contingent annuitant die before the date of the first annuity payment, no annuity payments will be made.

      (v) Contingent Annuity With Period Certain -- Annuity payments will be made during the joint lifetimes of the annuitant and a designated second person ("contingent annuitant"). Annuity payments to the contingent annuitant may be in the same amount as paid to the annuitant or a lessor percentage of that amount and will be made for a period certain of any number of years between 5 and 20 years inclusive.

     The Life Annuity With Period Certain and the Specified Fixed Period Annuity may only be elected for a number of years that will not exceed an annuitant's life expectancy. The annuity benefit option elected by the Participant will affect the level of annuity payments the Participant will receive. The longer annuity payments are projected to continue based upon actuarial possibilities, the lower annuity payments will be.

     The annuity purchase rates for these Fixed Annuity benefits shall not exceed, during the first 10 years of the Contracts, the maximum rates set forth in the Contracts. Thereafter, the annuity purchase rate will be the rate declared by MONY for all Fixed Annuity benefits purchased under the applicable Contract in the same Contract Year in which the Annuity Purchase Date occurs. The guaranteed level of Fixed Annuity payments will be determined based upon (i) a Participant's Accumulation Account value on the Annuity Purchase Date, (ii) the applicable annuity purchase rate on the Annuity Purchase Date which will reflect the age of the Participant and (iii) the type of Fixed Annuity option elected.

PAYMENTS TO A BENEFICIARY FOLLOWING THE ANNUITANT'S DEATH

     If any annuity payment is payable to the beneficiary after the death of an annuitant on or after his/her Annuity Purchase Date but during a period certain, it shall be payable as each payment becomes due to the beneficiary. If the benefit is payable to more than one beneficiary, it shall be paid in equal shares to such beneficiaries, the survivors or survivor, unless the annuitant has elected otherwise. Upon the death of the last surviving beneficiary, MONY shall pay the commuted value of any remaining payments in a lump sum cash payment to the estate of such last surviving beneficiary in lieu of any further income payments.

     The annuitant's beneficiary may direct in writing to MONY that any income payable after the death of the annuitant or contingent annuitant be terminated and a single commuted value be paid to the beneficiary. The commuted values referred to above shall be based upon the value of the payments for the balance of the period certain determined as of the date MONY receives written notice of the beneficiary's election to receive the commuted value on the basis of the interest rate (compounded annually) inherent in the annuity purchase rate applied to provide the annuitant's Fixed Annuity.

                                 VOTING RIGHTS

     The assets held in the Subaccounts of Keynote will be invested in the corresponding series of Diversified Investors Portfolios or the Calvert Series. MONY is the legal holder of these interests and shares held in a Subaccount and as such has the right to vote to elect the governing Boards of Diversified Investors Portfolios and the Fund, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund, and to vote upon any other matter that may be voted upon at a shareholders' meeting. To the extent required by law, MONY will vote at regular and special shareholder meetings in accordance with the instructions received from Contractholders, IRA Contractholders and NQDC Contractholders. The record date for any such vote shall be selected by the governing Boards of Diversified Investors Portfolios or the Calvert Series. MONY will furnish Contractholders, IRA Contractholders and NQDC Contractholders with the proper forms to enable them to give it these instructions.

     Each Contractholder, IRA Contractholder and NQDC Contractholder will have the equivalent of one vote per $100 of the dollar value of the Accumulation Accounts in a Contract held in each Subaccount of Keynote, with fractional votes for amounts less than $100. These votes, represented as votes per $100 of Accumulation Account value in each Subaccount of Keynote, are converted into a proportionate number of votes in beneficial interests in a series of Diversified Investors Portfolios or shares of the Calvert Series. Interests held in each Subaccount for which no timely instructions from Contractholders, IRA Contractholders or NQDC Contractholders are received will be voted by MONY in the same proportion as those interests in that Subaccount for which instructions are received. Should applicable federal securities laws or regulations permit, MONY may elect to vote in its own right.

     A Participant will have the right to instruct the Contractholder, IRA Contractholder or NQDC Contractholder with respect to interests in the series of Diversified Investors Portfolios or the Calvert Series attributable to his/her portion of the Accumulation Account held in each Subaccount of Keynote. Each Participant under the Contract shall receive a statement of the amount attributable to his/her participation in each Subaccount of Keynote and stating his/her right to instruct the Contractholder as to how to vote such interest. MONY will provide voting instruction materials to the Contractholder, IRA Contractholder or NQDC Contractholder and to the Participants.

     The Contractholder, IRA Contractholder and NQDC Contractholder shall provide voting instructions to MONY with respect to interests attributable to the Accumulation Account values held in a Subaccount in accordance with instructions received by Participants. For interests for which no timely instructions from Participants are received, the Contractholder, IRA Contractholder or NQDC Contractholder will instruct MONY to vote these interests in the same proportion as those shares for which instructions from Participants are received.

     Matters on which the Contractholder, IRA Contractholder or NQDC Contractholder may give voting instructions include the following: (1) election of the governing Boards Diversified Investors Portfolios or the Fund; (2) ratification of the independent accountant of Diversified Investors Portfolios or the Calvert Series; (3) approval of any change in the Investment Advisory Agreement or any Subadvisory Agreement for a series of Diversified Investors Portfolios or the Calvert Series corresponding to the Contractholder's, IRA Contractholder's or NQDC Contractholder's selected Subaccount(s); (4) any change in the fundamental investment policies of a series of Diversified Investors Portfolios or the Calvert Series corresponding to the Contractholder's, IRA Contractholder's or NQDC Contractholder's selected Subaccount(s); and (5) any other matter requiring a vote of the shareholders of Diversified Investors Portfolios or the Calvert Series. With respect to approval of the Investment Advisory Agreements or Subadvisory Agreements or any change in a fundamental investment policy, Contractholders, IRA Contractholders and NQDC Contractholders participating in that Subaccount will vote separately on the matter pursuant to the requirements of Rule 18f-2 under the 1940 Act.

     MONY may, if required by state insurance officials, disregard voting instructions if those instructions would require voting to cause a change in the subclassification or investment objectives or policies of one or more of the series of Diversified Investors Portfolios or the Calvert Series, or to approve or disapprove an investment adviser or principal underwriter for one or more series of Diversified Investors Portfolios or the Calvert Series. In addition, MONY may disregard voting instructions that would require changes in the investment objectives or policies of any series of Diversified Investors Portfolios or the Calvert Series or in an investment adviser or principal underwriter for Diversified Investors Portfolios or the Calvert Series, if MONY reasonably disapproves those changes in accordance with applicable federal regulations. If MONY disregards voting instructions, it will advise Contractholders, IRA Contractholders, NQDC Contractholders and Participants of that action and its reasons for the action in the next semiannual report to Contractholders, IRA Contractholders, NQDC Contractholders and Participants.

                         DISTRIBUTION OF THE CONTRACTS

     MSC will act as the principal underwriter and the distributor of the Contracts pursuant to an underwriting agreement, on behalf of Keynote, with Diversified Investors Portfolios and the Calvert Series. MSC will perform all sales, marketing and administrative functions relative to the Contracts which participate in Keynote, with certain exceptions in connection with the use of other authorized broker-dealers. MSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The Contracts are sold by individuals who are registered representatives of MSC and who are also licensed as insurance agents for the Company.

The Contracts may also be sold through registered representatives of other broker-dealers authorized by MSC and applicable law who may be insurance agents licensed by an insurance company other than MONY. Commissions and other expenses directly related to the sale of the Contracts will not exceed 8 percent of Purchase Payments. Additional expense allowance may be paid for other services not directly related to the sale of the Contracts. Such services include the training of personnel and the production of promotional literature.


                           FEDERAL INCOME TAX STATUS


     The ultimate effect of federal income taxes on Fixed Annuity payments and on the economic benefit to the Participant, annuitant, payee and beneficiary depends on the tax and employment status of the individual concerned.

     The discussion which follows on the treatment of MONY and of the Contracts under federal income tax law is general in nature, is based upon MONY's understanding of current federal income tax laws, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax law or of the current interpretations by the Internal Revenue Service. No attempt is made to consider any applicable state or other tax laws. Each Contractholder, IRA Contractholder, NQDC Contractholders and Participant contemplating investment in the Contracts should consult a qualified tax adviser.

     Participants receiving large distributions (generally those in excess of $150,000 (as indexed) per year; or lump sum distributions in excess of $750,000 (as indexed)) from qualified retirement Plans, including those funded through
Section 401(a), Section 408(IRA) and Section 403(b) Contracts, may be subject to a 15% excise tax on their distributions in excess of a specified amount. The Small Business Job Protection Act of 1996 suspended the imposition of the excess distribution excise tax in 1997, 1998 and 1999. Finally, the Taxpayer Relief Act of 1997 has repealed the excise tax (and a related estate tax on excess retirement accumulations) for all subsequent years.

TAX TREATMENT OF MONY

     MONY is taxed as a life insurance company under Part I, Subchapter L of the Code. Investment income from the assets of Keynote are reinvested and taken into account in determining the value of Keynote. Under existing federal income tax law, the investment income of Keynote, including realized capital gains, is substantially not taxed to MONY.

TAXATION OF DIVERSIFIED INVESTORS PORTFOLIOS

     Diversified Investors Portfolios is organized as a New York trust. None of its series are subject to any income or franchise tax in the State of New York. Each of its series, since it is taxed as a partnership, is not subject to federal income taxation. MONY, as an investor in a series of Diversified Investors Portfolios, will be taxable on its share (as determined in accordance with the governing instruments of Diversified Investors Portfolios) of such series' ordinary income and capital gain in determining its income tax liability. The determination of such share will be made in accordance with the Code and regulations promulgated thereunder. See "Tax Treatment of MONY" above.

SECTION 403(B) ANNUITIES

     Purchase Payments made under a Contract meeting the requirements of Section 403(b) of the Code afford certain federal income tax benefits to employees of state educational organizations, and organizations which are tax-exempt under
Section 501(c)(3) of the Code.

     The employer may make contributions to the Contract or the employer may agree with the Participant that in return for employer contributions to the Contract, the Participant will take a reduction in salary or give up a salary increase. The agreement may not be changed with respect to earnings of the Participant while the agreement is in effect. The Participant can only make one agreement with his/her employer during the year, but the Participant may terminate the agreement at any time with respect to amounts not yet earned. No federal income tax is payable by the Participant on increases in the value of his/her Accumulation Account until payments are received by the Participant.

     Purchase Payments meeting the requirements of Sections 402(g), 403(b) and 415 of the Code are not includable in the gross income of the Participant at the time they are made. Under Sec-tion 402(g) of the Code, Purchase Payments made under a reduction in salary or a give up in salary increase agreement ("elective deferrals") are excluded from a Participant's gross income to the extent of $12,000 in 2003 (this limit is currently scheduled to increase $1,000 per year until 2006 and thereafter to be adjusted for inflation). The Section 402(g) limit will be reduced on a dollar for dollar basis by employee pre-tax elective deferrals made by that individual under a Section 401(k) Plan, a simplified employee pension plan, or other tax deferred annuity. All Purchase Payments under a Section 403(b) Contract are subject to the requirements of Section 415 of the Code, which in general limit contributions by or on behalf of a Participant to the lesser of $40,000 (an amount subject to indexation for inflation) or 100% of the Participant's compensation. Participants under a Section 403(b) Contract who have attained age 50 may be entitled to exceed the limits of Sections 402(g) and 415 by up to $1,000 in 2002 (an amount currently scheduled to increase $1,000 per year until 2006 and thereafter to be adjusted for inflation) and certain Participants with 15 or more years of service with their Plan sponsor may be eligible for an increase of up to $3,000 per year in the Section 415 limit (subject to a lifetime maximum of $15,000 or if less the amount by which they are deemed to have undercontributed in prior years). The availability of the foregoing increases in limits will be subject to and may be limited by the terms of any underlying retirement Plan.


     When Fixed Annuity payments commence, or if the Participant obtains a partial or full redemption of the Units credited to his/her Accumulation Account under the Contract, the amount received will be includable as ordinary income in the year received, except that such portion of any amount received as is deemed to represent a return of Purchase Payments originally included as gross income made by the Participant will not be taxed. Full redemptions do not qualify for special capital gains treatment nor 5-year income averaging applicable to qualified plan lump sum distributions. However if a Participant makes a full redemption after attaining age 59 1/2 or on account of a separation from service, he/she may delay including the distribution in income by making a rollover transfer, subject to requirements set by the Code, to an Individual Retirement Account (IRA), Section 403(b) annuity or an employer's Section 401(a)/401(k) Plan or a governmental employer's Section 457 Plan eligible and willing to accept such a rollover. A partial redemption of at least 50% of the balance to the credit of a Participant on account of a separation from service may be rolled over to an Individual Retirement Account, subject to requirements set by the Code.


     If the Participant receives any amount under the Contract that does not qualify under one of the exceptions listed in the next sentence, the Participant must pay an additional tax of 10% of the amount of the distribution includable in gross income for the taxable year. The additional tax shall not apply to distributions which are (1) made on or after the date on which the Participant attains age 59 1/2, (2) made to a beneficiary on or after the death of the Participant, (3) attributable to the Participant's becoming permanently disabled, (4) made after separation from service in a series of substantially equal periodic payments made for the life (or life expectancy) of the Participant or the joint lives (or joint life expectancies) of the Participant and his beneficiary, (5) made to a Participant after separation of service after attainment of age 55, (6) made to a Participant for medical care (not to exceed the amount deductible by the employee), or (7) paid to alternate payees under a qualified domestic relations order.


     Restrictions on Withdrawals of Elective Contributions. Any funds in the Participant's account balance other than funds attributable to assets held at the close of the last year beginning before January 1, 1989 will be restricted from withdrawal except upon attainment of age 59 1/2, severance from employment, death, disability or hardship (hardship withdrawals are to be limited to the amount of the Participant's own contributions exclusive of earnings). However, any funds in the Participant's account balance attributable to employer contributions, if any, and the earnings thereon will not be restricted unless specifically provided for by the employer's plan.

     In tax years beginning after 1988, Section 403(b) Plans (other than church plans) will be subject to nondiscrimination and coverage requirements, as well as special rules with respect to minimum distributions.

SECTION 401(A) PLANS

     An employer maintaining a pension or profit sharing Plan which satisfies the requirements of Section 401(a) of the Code may make contributions to the Contract which are generally currently deductible by the employer and are not currently taxed to the Participants. The Code prescribes various limitations on the maximum amount which may be contributed on behalf of any Participant. Generally, annual contributions on behalf of a Participant may not exceed the Section limits, i.e., the lesser of $40,000 (as indexed) or 100% of such Participant's compensation. In the case of a 401(k) plan, the annual deferral limit for the Participant's elective contributions under Section 402(g) of the Code is $12,000 in 2003 (this limit is currently scheduled to increase $1,000 per year until 2006 and thereafter to be adjusted for inflation). In addition, Participants may make after-tax contributions to the Contract if their Section 401(a) Plan permits subject to the Section 415 limits and Participants who have attained age 50 may be entitled to exceed the dollar limits of Section 402(g) and 415 by up to $1,000 in 2002 (an amount currently scheduled to increase $1,000 per year until 2006 and thereafter to be adjusted for inflation). The availability of the foregoing increases in limits will be subject to and may be limited by the terms of the underlying Section 401(a) Plan.


     When Fixed Annuity payments commence, or if the Participant obtains a partial redemption of the units credited to his/her Accumulation Account under the Contract, the amount received will be includable as ordinary income in the year received, except that such portion of any amount received as is deemed to represent a return of Participant after-tax Purchase Payments will not be taxed. Full redemptions to participants born before 1936 may qualify for 10-year income averaging (using 1986 tax rates) and/or partial treatment as capital gains for amounts attributable to pre-1974 service if the payment constitutes a "lump sum distribution," as that term is defined in the Code and if certain conditions are met.

     The rules governing rollovers of distributions from a Section 401(a) Plan are parallel to those dealing with distributions from Section 403(b) annuities. If the Participant receives a direct distribution from the plan, automatic withholding of 20% will be made on the distribution -- even though it is rendered not currently taxable by the Participant's subsequent rollover or transfer of the gross amount to an IRA, Section 403(b) annuity or an employer's
Section 401(a)/401(k) Plan or a governmental employer's Section 457 Plan eligible and willing to accept such a rollover. Alternatively, the Participant may avoid the automatic 20% withholding by directing the plan to transfer the amount involved directly to an IRA, Section 403(b) annuity or an employer's
Section 401(a)/401(k) Plan or a governmental employer's Section 457 Plan eligible and willing to accept such a rollover. See "Income Tax Withholding" below.) In addition, the 10% penalty on premature distributions from Section 403(b) annuities is also applicable to Section 401(a) Plan distributions.

SECTION 408 (IRA) CONTRACTS

     An individual, participating under a Contract which satisfies the requirements of Section 408 of the Code, may make contributions to the Contract. The Code prescribes various limitations on the maximum amounts which may be contributed by or on behalf of the Participant and on the deductibility of the contributions for federal income tax purposes. No federal income tax is payable by the Participant on increases in the value of his/her Accumulation Account until payments are received by the Participant.

     When Fixed Annuity payments commence, or if the Participant obtains a partial redemption of the units credited to his/her Accumulation Account under the Contract, the amount received will be includable as ordinary income in the year received, except that such portion of any amount received which is deemed to represent a return of Participant nondeductible Purchase Payments will not be taxed. Full or partial redemptions do not qualify for special capital gains treatment nor 10-year income averaging applicable to certain qualified plan distributions. Any full or partial redemption will not be includable in ordinary income if the Participant rolls over the distribution within 60 days to an IRA,
Section 403(b) annuity or an employer's Section 401(a)/401(k) Plan or a governmental employer's Section 457 Plan eligible and willing to accept such a rollover.


     If the Participant receives any amount under the Contract prior to attainment of age 59 1/2, the Participant must pay an additional excise tax of 10% of the amount of the distribution includable in gross income for the taxable year. The additional tax does not apply to distributions which are (1) made to a beneficiary on or after the death of the Participant, (2) attributable to the Participant's becoming permanently disabled, (3) made in a series of substantially equal periodic payments made for the life (or life expectancy) of the Participant or the joint lives (or joint life expectancies) of the Participant and his/her beneficiary, and (4) in amounts not exceeding certain expenses in the year distributed, including deductible medical care expenses, qualified higher education expenses, qualified first-time home buyer costs (subject to a $10,000 maximum) and health insurance premiums paid by persons after receiving at least 12 weeks of unemployment compensation insurance payments.

MINIMUM DISTRIBUTION REQUIREMENTS

     If the actual distributions from an IRA, Section 403(b) annuity or an employer's Section 401(a)/ 401(k) Plan or Section 457 Plan are less than the minimum required to be distributed commencing by April 1 in the calendar year following the year the Participant attains age 70 1/2 or, in any case other than an IRA distribution and if still employed at that age, the years in which he retires (see "Annuity Purchase Date", on page 21), the difference is considered to be an excess accumulation and the IRS may impose a 50% excise tax on this excess amount.

SECTION 457 PLANS


     Section 457 of the Code allows employees of or independent contractors who furnish services to a state or local government or other tax exempt employer to establish an eligible deferred compensation plan allowing the deferral of certain limited amounts of compensation. Generally, the annual deferral limit is the lesser of $12,000 in 2003 (this limit is currently scheduled to increase $1,000 per year until 2006 and thereafter to be adjusted for inflation) or 100% of the Participant's includable compensation. There is a "catch-up" provision which may permit a Participant to defer a greater amount prior to retirement and Participants who have attained age 50 may be entitled to exceed the dollar limits of Sections 402(g) and 415 by up to $1,000 in 2002 (an amount currently scheduled to increase $1,000 per year until 2006 and thereafter to be adjusted for inflation. The available of the foregoing increases in limits will be subject to and may be limited by the terms of the underlying Section 457 Plan. State and local government includes a state, a political subdivision of a state, any agency or instrumentality of either of them, a tax-exempt rural electric cooperative or its tax-exempt affiliates. All amounts deferred and property bought with those amounts or income earned on those amounts under Section 457 Plans of non-governmental tax-exempt employers must remain the property of the employer and are subject to the claims of its general creditors. The assets of
Section 457 Plans of state and local governments must be held in trust for the "exclusive benefit" of the Participants (and their beneficiaries). Distributions from a Section 457 Plan are subject to Section 401(a)(9) of the Code in addition to the rules applicable under Section 457 of the Code and must begin no later than the April 1st of the calendar year following the year in which the participant attains age 70 1/2 or, if later, the year in which he retires. Distributions from Section 457 Plans are generally taxable as ordinary income when paid or, in the case of distributions from Section 457 Plans of non-governmental tax-exempt employers, when made available. Distributions may be directly transferred without tax to an Section 457 Plan or, if paid by the
Section 457 Plan of a governmental employer, rolled over under the same rules as govern rollovers of distributions from Section 403(b) plans. Distributions from
Section 457 Plans are not subject to the special 10% excise tax for early distribution unless attributable to amounts rolled into that Plan from another type of Plan (such as an employer's Section 401(a) Plan) the distributions would be subject to the excise tax.


NON-QUALIFIED DEFERRED COMPENSATION CONTRACTS

     Taxed employers may establish a non-qualified deferred compensation arrangement funded by non-qualified deferred compensation contracts allowing the deferral of compensation. Such plans include, but are not limited to, excess benefit plans, plans maintained by an employer primarily for a select group of management or highly compensated employees, as well as rabbi and secular trusts. Taxed employers for these non-qualified deferred compensation plans include corporations, partnerships, S corporations and any of their affiliates or subsidiaries. Contributions are determined on the plan's definition of compensation. All amounts deferred by employees and any income earned thereon remain the property of the employer and are subject to the claims of its general creditors. In-service withdrawals from non-qualified deferred compensation plans may be permitted for reasons of hardship under certain conditions as specified in the plans. Distributions from these plans are permitted when the Participant terminates employment, becomes permanently disabled, retires, dies or as otherwise specified in the plan. As a general rule, the Participant is subject to taxation upon receipt of the funds, and there is usually no tax consequences to the employer, i.e., no deduction is available until paid out.

     Such non-qualified deferred compensation arrangements for taxable employers may be funded by either a Keynote Contract alone or by a Keynote Contract in combination with a Fixed Annuity Contract.

INCOME TAX WITHHOLDING

     Unless the Participant or payee elects to have no withholding, the taxable portion of distributions under a Contract will be subject to income tax withholding under federal and certain state laws. MONY will notify recipients of taxable distributions under a Contract of their right to elect not to have withholding apply, if available.

     For NQDC Contracts and Section 457 Plans of non-governmental tax-exempt employers Form W-2 withholding by the employer may be required.

     For other Contracts other than under IRAs, mandatory 20% federal income tax withholding unless the distributions either are:

          1. Part of a series of substantially equal periodic payments (at least annually) for the participant's life or life expectancy, the joint lives or life expectancies of the participant and his/her beneficiary, or a period certain of not less than 10 years, or

          2. Required by the Code upon the participant's attainment of age 70 1/2 or death, or

          3.  Made on account of hardship.

     Such withholding will apply even if the distribution is rolled over into another plan qualified to receive the same, including an IRA. The withholding can be avoided if the participant's interest is directly transferred to that other plan. A direct transfer to the new plan can be made only in accordance with the terms of the old plan. If withholding is not avoided, the amount withheld may be subject to income tax and penalties unless an equivalent amount is rolled over.

     Pursuant to Revenue Ruling 90-24 of the Code, an exchange of a Section 403(b) annuity contract for another Section 403(b) annuity contract may qualify as a tax-free exchange.

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

                                PERFORMANCE DATA

     From time to time the performance of one or more of the Subaccounts may be advertised. The performance data contained in these advertisements is based upon historical earnings and is not indicative of future performance. The data for each Subaccount reflects the results of the corresponding series of Diversified Investors Portfolios or the Calvert Series and recurring charges and deductions borne by or imposed on the Subaccount and on the corresponding series of the Diversified Investors Portfolios or the Calvert Series. Set forth below for each Subaccount is the manner in which the data contained in such advertisements will be calculated.

     Money Market Subaccount. The performance data for this Subaccount will reflect the "yield", "effective yield" and "total return". The "yield" of the Subaccount refers to the income generated by an investment in the Subaccount over the seven day period stated in the advertisement. This income is "annualized", that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The total return is calculated as shown below.

     Intermediate Government Bond, Core Bond, Balanced, Value & Income, Equity Growth and Calvert Series Subaccounts. The performance data for these Subaccounts will reflect the "yield" and "total return". The "yield" of each of these Subaccounts refers to the income generated by an investment in that Subaccount over the 30 day period stated in the advertisement and is the result of dividing that income by the value of the Subaccount. The value of each Subaccount is the average daily number of Units outstanding multiplied by the Unit Value on the last day of the period. The "yield" reflects deductions for all charges, expenses, and fees of both the Series and the Subaccount Variable. "average annual total return" for each of these Subaccounts and the Money Market Subaccount refers to the return a Contractholder would receive during the period indicated if a $1,000 Purchase Payment was made the indicated number of years ago. It reflects historical investment results less charges and deductions of both the Series and the Subaccount, with the distribution being made in cash rather than in the form of one of the settlement options, at the close of the period for which the "annualized total return" data is given.

     Total return is historical in nature and is not intended to indicate future performance. Total return will be quoted for the most recent one-year period, and the average annual total return will be quoted for the most recent five- and ten-year periods, or the period from the commencement of the public offering of the Contracts, if shorter. Actual total return quotations may also be advertised for other specified periods, such as calendar years and calendar quarters. Cumulative total return for periods of more than one year may also be quoted. These figures will be accompanied by the standard, average annual total return quotations.

     From time to time, any series of Diversified Investors Portfolios or the Calvert Series may provide information concerning general economic conditions and supply comparative performance data and rankings, with respect to comparable investments for the same period, for unmanaged market indices such as the Dow Jones Industrial Average and the Standard and Poor's 500, and from recognized independent sources such as Bank Rate Monitor, Money, Forbes, Barron's, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Frank Russell Universe Data, Wiesenberger Investment Companies Service, Mutual Fund Values, Mutual Fund Forecaster, VARDS and Morningstar.

     In addition, reference may be made in advertisements to various indices including, without limitation, the Standard & Poor's 500 Stock Index, Salomon Brothers Broad Investment Grade Index and Lehman Brothers Government/Corporate Bond Index, and Russell Price Driven Index, in order to provide the reader a basis of comparison for performance.

                        DIVERSIFIED INVESTORS PORTFOLIOS

     Six Subaccounts of Keynote invest exclusively in corresponding series of Diversified Investors Portfolios. Diversified Investors Portfolios is a trust organized on September 1, 1993 under the laws of the State of New York and is registered under the 1940 Act as an open-end, diversified management investment company. The investment objectives of the series of Diversified Investors Portfolios currently available under the Contracts through such Subaccounts are as follows:

     Money Market Series: To provide liquidity and as high a level of income as is consistent with the preservation of capital, through investment in domestic and foreign U.S. dollar-denominated money market obligations with maturities of 397 days or less. An investor's interest in the Money Market Series is neither insured nor guaranteed by the U.S. Government.

     Intermediate Government Bond Series: To provide as high a level of current income as is consistent with preservation of capital, through investment in U.S. Government and U.S. Government agency and instrumentality securities with short and intermediate maturities, and high quality short-term obligations.

     Core Bond Series: To achieve the maximum total return through investment in investment grade debt securities, U.S. Government and U.S. Government agency and instrumentality securities, collateralized mortgage obligations guaranteed by these agencies or instrumentalities and high quality short-term obligations.

     Balanced Series: To provide a high total return consistent with a broad diversified mix of stocks, bonds and money market instruments.

     Value & Income Series: To provide a high level of current income through investment in a diversified portfolio of common stocks with relatively high current yields; capital appreciation is a secondary objective.

     Equity Growth Series: To provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with potential for above-average growth in earnings; current income is a secondary objective.

     There can, of course, be no assurance that any series of Diversified Investors Portfolios will achieve its investment objectives.

                             CORE/FEEDER STRUCTURE

     Each Subaccount which invests in Diversified Investors Portfolios does so through a two tier, core/feeder fund structure in which each Subaccount invests in a corresponding series of Diversified Investors Portfolios.

     In addition to selling beneficial interests to such Subaccounts, Diversified Investors Portfolios may sell beneficial interests of its series to other insurance company separate accounts, mutual funds, collective investment vehicles or institutional investors. Such investors will invest in a series of Diversified Investors Portfolios on the same terms and conditions as the applicable Subaccount and will pay a proportionate share of the Series' expenses. However, the other investors investing in such series are not required to sell their shares at the same public offering price as the Subaccount due to variations in sales commissions and other operating expenses. Therefore, Contractholders should be aware that these differences may result in differences in returns experienced by investors in the different entities that invest in each series of Diversified Investors Portfolios.

     Smaller entities investing in a series of Diversified Investors Portfolios may be materially affected by the actions of larger entities investing in that series. For example, if a large fund withdraws from a series of Diversified Investors Portfolios, the remaining investors may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the affected series may become less diverse, resulting in increased portfolio risk. (However, this possibility also exists for any type of collective investment vehicle which has institutional or other large investors.) Also, investors with a greater pro rata ownership in a series of Diversified Investors Portfolios could have effective voting control of the operations of that series. Whenever a Subaccount is requested to vote on matters pertaining to a series of the Diversified Investors Portfolios (other than a vote to continue a series upon the withdrawal of an investor in the series), MONY, as the legal owner of all assets in the Subaccount, shall vote in accordance with the procedures set forth under "Voting Rights" at page 23, including, to the extent required by law, procedures through which MONY shall receive instructions with respect to such vote from Contractholders and/or Participants. Certain changes in the investment objectives, policies or restrictions of a series of Diversified Investors Portfolios may require that MONY withdraw a Subaccount's interest in that series. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the series). If securities are distributed, the Subaccount could incur brokerage or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Subaccount. Notwithstanding the above, there are other ways for Diversified Investors Portfolios to meet redemption requests from its investors, such as temporary borrowings.

                       INVESTMENT OBJECTIVES AND POLICIES

     Each of the Subaccounts described above seeks to achieve its investment objective by investing all of its assets in a corresponding series of Diversified Investors Portfolios, which is a diversified, open-end management investment company. The investment objective of each series of Diversified Investors Portfolios may be changed without the approval of the investors in that series, but not without written notice thereof to its investors (including a Subaccount) 30 days prior to implementing the change. MONY may withdraw the investment of a Subaccount from its corresponding series of Diversified Investors Portfolios on any Portfolio Business Day (see page 48). Upon any such withdrawal, MONY would consider what action might be taken, including the investment of all the assets of the Subaccount in another pooled investment entity having the same investment objective.

     Each series of Diversified Investors Portfolios has a different investment objective which it pursues through the investment policies described below. Since each series of Diversified Investors Portfolios has a different investment objective, each can be expected to have different investment results and be subject to different market and financial risks. See "Investment Techniques and Restrictions" herein and in the Statement of Additional Information for a description of the fundamental policies of each series of Diversified Investors Portfolios that cannot be changed without approval by the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of such series. Except as stated otherwise, all investment guidelines, policies and restrictions of each series described herein and in the Statement of Additional Information are non-fundamental.

     Each series of Diversified Investors Portfolios has a different portfolio turnover rate which is the percentage computed by dividing the lesser of portfolio purchases or sales by the average value of the series in each case excluding securities with maturities at the time of acquisition of one year or less. Brokerage expenses can be expected to be higher as a result of higher portfolio turnover rates. The rate of portfolio turnover is not a limiting factor when it is deemed appropriate to purchase or sell securities of a series.

     With respect to each series of Diversified Investors Portfolios, Diversified has contracted for certain investment advisory services with one or more subadvisers. Diversified and the subadviser(s) for a particular series of Diversified Investors Portfolios are referred to herein collectively as the "Advisers". There can be no guarantee that the investment objective of any of the series of Diversified Investors Portfolios will be met. The following sections describe the investment objective and policies of each series of Diversified Investors Portfolio currently available under the Contracts through Subaccounts.

     MONEY MARKET SERIES. The investment objective of the Money Market Series is to provide liquidity and as high a level of current income as is consistent with the preservation of capital. The Money Market Series invests in high quality short-term money market instruments. Securities in which the Money Market Series invests may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value.

     To achieve its investment objective, the Money Market Series invests in U.S. dollar-denominated short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks and domestic branches and subsidiaries of foreign banks, and high quality commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest. In addition, the Money Market Series may lend its portfolio securities, enter into repurchase agreements and reverse repurchase agreements, and invest in securities issued by foreign banks and corporations outside the United States. The Money Market Series reserves the right to concentrate 25% or more of its total assets in obligations of banks.

     In accordance with Rule 2a-7 under the 1940 Act, the Money Market Series will maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less and invest only in U.S. dollar-denominated securities determined in accordance with procedures established by the Board of Trustees of Diversified Investors Portfolios (the "Board of Trustees") to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (an "NRSRO") (or one NRSRO if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Trustees (collectively, "Eligible Securities").

     Eligible Securities include "First Tier Securities" and "Second Tier Securities." First Tier Securities include those that possess a rating in the highest category in the case of a single-rated security or at least two ratings in the highest rating category in the case of multiple-rated securities or, if the securities do not possess a rating, are determined to be of comparable quality by the Advisers pursuant to the guidelines adopted by the Board of Trustees. All other Eligible Securities are Second Tier Securities. The Money Market Series will invest at least 95% of its total assets in First Tier Securities.

     The NRSROs currently rating instruments of the type the Money Market Series may purchase are Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc., Fitch Investors Service, Inc., IBCA Limited, IBCA Inc. and Thomson BankWatch, Inc., and their rating criteria are described in the Appendix to the Statement of Additional Information. The Statement of Additional Information contains further information concerning the rating criteria and other requirements governing the Money Market Series' investments, including information relating to the treatment of securities subject to a tender or demand feature and securities deemed to possess a rating based on comparable rated securities of the same issuer.

     In addition, the Money Market Series will not invest more than 5% of its total assets in the securities (including the securities collateralizing a repurchase agreement) of, or subject to puts (including letters of credit, guaranties or other credit support) issued by, a single issuer, except that (i) the Money Market Series may invest more than 5% of its total assets in a single issuer for a period of up to three business days in certain limited circumstances, (ii) the Money Market Series may invest in obligations issued or guaranteed by the U.S. Government without any such limitation, and (iii) the limitation with respect to puts does not apply to unconditional puts if no more than 10% of the Money Market Series' total assets is invested in securities issued or guaranteed by the issuer of the unconditional put. Investments in Second Tier Securities will be limited to 5% of the Money Market Series' total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of the Money Market Series' total assets or $1,000,000. As to each security, these percentages are measured at the time the Money Market Series purchases the security.

     The Money Market Series seeks to achieve its investment objective through investments in the following types of U.S. dollar-denominated money market instruments.

     BANK OBLIGATIONS. The Money Market Series may invest in U.S. dollar-denominated certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by banks. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Such instruments include Yankee Certificates of Deposit, which are certificates of deposit denominated in U.S. dollars and issued in the United States by the domestic branch of a foreign bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Money Market Series are not insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. Government. The Money Market Series will not invest more than

     10% of the value of its net assets in time deposits maturing in longer than seven days and other instruments which are illiquid or not readily marketable. The Money Market Series may also invest in certificates of deposit and time deposits issued by foreign banks outside the United States.

     The Money Market Series may also invest in bankers' acceptances and other short-term obligations. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations which have either fixed, floating or variable interest rates.

     To the extent the Money Market Series' investments are concentrated in the banking industry, the Money Market Series will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on investments in the Money Market Series could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of the concentration of loan portfolios in leveraged transactions and in particular businesses, and competition within the banking industry, as well as with other types of financial institutions. The Money Market Series, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of high quality.

     U.S. GOVERNMENT AND AGENCY SECURITIES. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Money Market Series will invest in such securities only when the Advisers are satisfied that the credit risk with respect to the issuer is minimal. The Money Market Series itself, and its share price and yield, are not guaranteed by the U.S. Government. For additional information on U.S. Government securities, see "Diversified Investors Portfolios" in the Statement of Additional Information.

     COMMERCIAL PAPER. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Money Market Series will consist only of U.S. dollar-denominated direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Money Market Series may invest consist of high quality, U.S. dollar-denominated short-term bonds and notes issued by domestic corporations.

     The Money Market Series may invest in commercial paper issued by major corporations in reliance on the exemption from registration afforded by
     Section 3(a)(3) of the Securities Act of 1933, as amended (the "1933 Act"). Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited.

     UNSECURED PROMISSORY NOTES. The Money Market Series also may purchase unsecured promissory notes ("Notes") which are not readily marketable and have not been registered under the

     1933 Act, provided such investments are consistent with the Money Market Series' investment objective. The Notes purchased by the Money Market Series will have remaining maturities of 13 months or less and will be deemed by the Board of Trustees of Diversified Investors Portfolios, or by the Advisers on its behalf, to present minimal credit risks and will meet the quality criteria set forth above. The Money Market Series will invest no more than 10% of its net assets in such Notes and in other securities that are not readily marketable (which securities would include floating and variable rate demand obligations as to which the Money Market Series cannot exercise the demand feature described in the Statement of Additional Information and as to which there is no secondary market).

     RESTRICTED SECURITIES. The Money Market Series may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be illiquid and, thus, the Money Market Series may not purchase them to the extent that more than 10% of the value of its net assets would be invested in illiquid securities. However, if a substantial market of qualified institutional buyers develops pursuant to Rule 144A under the 1933 Act for such securities held by the Money Market Series, the Money Market Series intends to treat such securities as liquid securities in accordance with procedures approved by the Board of Trustees of Diversified Investors Portfolios. To the extent that for a period of time, qualified institutional buyers cease purchasing such restricted securities pursuant to Rule 144A, the Money Market Series' investing in such securities may have the effect of increasing the level of illiquidity in the Money Market Series during such period.

     REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. Repurchase agreements involve the acquisition by the Money Market Series of an underlying debt instrument subject to an obligation of the seller to repurchase, and the Money Market Series to resell, the instrument at a fixed price, usually not more than one week after its purchase. The Money Market Series or a sub-custodian will have custody of securities acquired by the Money Market Series under a repurchase agreement.

     Repurchase agreements may be entered into for the Series with sellers which are usually member banks of the Federal Reserve System or member firms of the New York Stock Exchange (or a subsidiary thereof). Such transactions afford an opportunity for the Series to earn a return on available cash with minimal market risk. Certain costs may be incurred by the Money Market Series in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by the Money Market Series may be delayed or limited. The Money Market Series will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements. Repurchase agreements are considered collateralized loans under the 1940 Act.

     The Money Market Series may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage. One means of borrowing is by agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time the Money Market Series enters into a reverse repurchase agreement it will place in a segregated custodial account cash, U.S. Government securities or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Money Market Series may decline below the repurchase price of those securities.


     FOREIGN SECURITIES. The Money Market Series may invest in U.S. dollar-denominated foreign securities issued outside the United States, such as obligations of foreign branches and subsidiaries of domestic banks and foreign banks, including Eurodollar certificates of deposit, Eurodollar time deposits and Canadian time deposits, commercial paper of Canadian and other foreign issuers, and U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their agencies or instrumentalities. Foreign securities may represent a greater degree of risk than do securities of domestic issuers due to possible exchange rate fluctuations, possible exchange controls, less publicly available information, more volatile markets, less securities regulation, less


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

     favorable tax provisions (including possible withholding taxes), changes in governmental administration or economic or monetary policy (in the United States or abroad), war or expropriation. For a complete description of foreign securities the Money Market Series may purchase, see "Diversified Investors Portfolios -- Investment Policies" in the Statement of Additional Information.

     CERTAIN OTHER OBLIGATIONS. In order to allow for investments in new instruments that may be created in the future, upon MONY supplementing this Prospectus, the Money Market Series may invest in obligations other than those listed previously, provided such investments are consistent with the investment objective, policies and restrictions of the Money Market Series.

     The Statement of Additional Information includes a discussion of additional investment techniques such as zero coupon obligations, variable rate and floating rate securities, participation interests, guaranteed investment contracts and when-issued and forward commitment securities. The Statement of Additional Information also includes a discussion of non-fundamental investment policies, as well as a listing of specific investment restrictions which constitute fundamental policies of the Money Market Series and which cannot be changed without the approval of the holders of a "majority of the outstanding voting securities" (as defined in the 1940
     Act) of the Money Market Series. See "Diversified Investors
     Portfolios -- Investment Restrictions" in the Statement of Additional Information.

     INTERMEDIATE GOVERNMENT BOND SERIES. The investment objective of the Intermediate Government Bond Series is to provide as high a level of current income as is consistent with the preservation of capital. The yield of the Intermediate Government Bond Fund Series normally is expected to be higher than a money market fund but lower than a longer-term or lower quality bond fund. The Intermediate Government Bond Series pursues its investment objective by investing in U.S. Government obligations and high quality short-term obligations (including repurchase agreements and reverse repurchase agreements).

     The Advisers attempt to maintain the Intermediate Government Bond Series' "duration" between one and five years, which means that the Intermediate Government Bond Fund Series' overall sensitivity to interest rates should be similar to that of bonds and notes with remaining average maturities from one to five years. The Intermediate Government Bond Series' dollar-weighted average maturity (or dollar-weighted average life in the case of mortgage-backed securities) may be longer than four years from time to time, but will not exceed ten years under normal conditions. The Intermediate Government Bond Series may hold individual securities with remaining maturities of up to thirty years.

     Since the value of fixed income securities generally fluctuates inversely with changes in interest rates, the duration of the Intermediate Government Bond Series will vary to reflect the Advisers' assessments of prospective changes in interest rates. The Advisers' strategy will be to adjust the duration of the Intermediate Government Bond Fund Series so that the Intermediate Government Bond Series may benefit from relative price appreciation when interest rates decline and may protect capital value when interest rates rise. The success of this strategy will depend on the Advisers' ability to manage the Intermediate Government Bond Fund Series through changes in interest rates, and there is a risk that the value of the securities held by the Intermediate Government Bond Series will decline.

     The following is a discussion of the various investments of and techniques employed by the Intermediate Government Bond Series. Additional information about the investment policies of the Intermediate Government Bond Series appears under "Diversified Investors Portfolios" in the Statement of Additional Information.

     U.S. GOVERNMENT AND AGENCY SECURITIES. The Intermediate Government Bond Series may invest in U.S. Government securities. See "U.S. Government and Agency Securities" above under Money Market Series.

     The Intermediate Government Bond Series may invest a portion of its assets in short-term U.S. Government securities with remaining maturities of one year or less and repurchase agreements relating thereto. When the Advisers believe market conditions warrant a temporary defensive position, the Intermediate Government Bond Series may invest up to 100% of its assets in these instruments.

     SHORT-TERM INSTRUMENTS. Cash, commercial paper, short-term obligations, repurchase agreements or other forms of debt securities may be held to provide a reserve for future purchases of securities during periods of unusual market conditions or in order to reduce volatility, or as a temporary defensive measure when the Advisers determine securities markets to be overvalued. The Intermediate Government Bond Series limits its short-term investments to those U.S. dollar-denominated instruments which are determined by or on behalf of the Board of Trustees to present minimal credit risks and which are of "high quality" as determined by a major rating service or, in the case of instruments which are not rated, are of comparable quality pursuant to procedures established by the Board of Trustees. Investments in high quality short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or longer term.

     REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. Repurchase agreements and reverse repurchase agreements may be entered into for the Intermediate Government Bond Series. See "Repurchase Agreements and Reverse Repurchase Agreements" under Money Market Series.

     The Intermediate Government Bond Series may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage.

     RESTRICTED SECURITIES. The Intermediate Government Bond Series may not invest more than 15% of its net assets in securities that are subject to legal or contractual restrictions on resale unless a dealer or institutional trading market in such securities exists, in which case such restricted securities would be considered exempt from such 15% limit. Under the supervision of the Board of Trustees, the Advisers determine the liquidity of restricted securities and, through reports from the Advisers, the Board of Trustees will monitor trading activity in restricted securities. Because Rule 144A is relatively new, it is not possible to predict how these markets will develop. If institutional trading in restricted securities were to decline, the liquidity of the Intermediate Government Bond Series could be adversely affected. See "Restricted Securities" above under Money Market Series.

     OPTIONS AND FUTURES CONTRACTS. The Intermediate Government Bond Series may buy and sell options and futures contracts to manage its exposure to changing interest rates and securities prices. Some options and futures strategies, including selling futures, buying puts, and writing calls, hedge the Intermediate Government Bond Series' investments against price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. The Intermediate Government Bond Series may invest in options (including over-the-counter options) and futures contracts based on any type of security or index related to its investments.

     Options and futures can be volatile investments, and involve certain risks. If the Advisers apply a hedge at an inappropriate time or judge interest rates incorrectly, options and futures strategies may lower the Intermediate Government Bond Series' return. The costs of hedging are not reflected in the Intermediate Government Bond Series' yield but are reflected in the Intermediate Government Bond Series' total return. The Intermediate Government Bond Series' could also experience losses if its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market.

     The Intermediate Government Bond Series currently does not intend to engage in the writing of options, except for the purpose of terminating an existing position or under the limited circumstances described under "Diversified Investors Portfolios" in the Statement of Additional Information. Nevertheless, the Intermediate Government Bond Series has the authority to write options and may do so in the future if the Advisers determine that such transactions are in the best interests of the Intermediate Government Bond Series.

     DELAYED DELIVERY TRANSACTIONS. In order to help ensure the availability of suitable securities for the Intermediate Government Bond Series, the Advisers may purchase securities for the Interme-diate Government Bond Series on a "when-issued" or on a "forward delivery" basis, which means that the obligations would be delivered to the Intermediate Government Bond Series at a future date beyond customary settlement time. Under normal circumstances, the Intermediate Government Bond Series would take delivery of such securities. In general, the Intermediate Government Bond Series would not pay for the securities until they are received, and would not start earning interest on the obligations until the contractual settlement date. While awaiting delivery of the obligations purchased on such basis, the Intermediate Government Bond Series would establish a segregated account consisting of cash, cash equivalents or high grade liquid debt securities equal to the amount of its commitments to purchase "when-issued" securities. An increase in the percentage of the Intermediate Government Bond Series' assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

     OTHER INVESTMENTS AND INVESTMENT TECHNIQUES. The Intermediate Government Bond Series may also utilize the following investments and investment techniques and practices: investments in foreign securities, options on futures contracts, foreign currency exchange transactions, options on foreign currencies. The Intermediate Government Bond Series does not intend to utilize any of these investment practices to the extent of more than 5% of its assets. See "Diversified Investors Portfolios" in the Statement of Additional Information for further information.

     CORE BOND SERIES. The investment objective of the Core Bond Series is to achieve the maximum total return. The Core Bond Series' yield normally is expected to be higher than a money market fund but lower than a longer-term or lower quality bond fund. The Core Bond Series pursues its investment objective by investing in investment grade debt securities, U.S. Government obligations, including U.S. Government agency and instrumentality obligations and collateralized mortgage obligations guaranteed by these agencies and high quality short-term obligations (including repurchase agreements and reverse repurchase agreements). At least 65% of the Series' assets is invested in U.S. Government securities, corporate bonds and short-term instruments.

     The Advisers attempt to maintain the Core Bond Series' "duration" between three and ten years, which means that the Core Bond Series' overall sensitivity to interest rates should be slightly more then that of bonds and notes with remaining average maturities from three to fifteen years. The Core Bond Series' dollar-weighted average maturity (or dollar-weighted average life in the case of mortgage-backed securities) may be longer than fifteen years from time to time, but will not exceed thirty years under normal conditions.

     Since the value of fixed income securities generally fluctuates inversely with changes in interest rates, the duration of the Core Bond Series will vary to reflect the Advisers' assessments of prospective changes in interest rates. The Advisers' strategy will be to adjust the duration of the Core Bond Series so that the Core Bond Series may benefit from relative price appreciation when interest rates decline and may protect capital value when interest rates rise. The success of this strategy will depend on the Advisers' ability to manage the Core Bond Series through changes in interest rates, and there is a risk that the value of the securities held by the Core Bond Series will decline.

     The following is a discussion of the various investments of and techniques employed by the Core Bond Series. Additional information about the investment policies of the Core Bond Series appears under "Diversified Investors Portfolios" in the Statement of Additional Information.

     U.S. GOVERNMENT AND AGENCY SECURITIES. The Core Bond Series may invest in U.S. Government securities. See "U.S. Government and Agency Securities" above under Money Market Series.

     The Core Bond Series may invest a portion of its assets in short-term U.S. Government securities with remaining maturities of one year or less and repurchase agreements relating thereto. When the Advisers believe market conditions warrant a temporary defensive position, the Core Bond Series may invest up to 100% of its assets in these instruments.

     CORPORATE BONDS. The Core Bond Series may purchase debt securities of United States corporations only if they carry a rating of at least Baa from Moody's or BBB from S&P or which, if not rated by these rating agencies, are judged by the Advisers to be of comparable quality. Securities rated Baa by Moody's or BBB by S&P may have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade securities. See the Appendix to the Statement of Additional Information for an explanation of these ratings.

     FOREIGN SECURITIES. The Core Bond Series may invest in securities of foreign issuers. The Core Bond Series' investments in unlisted foreign securities are subject to the overall restrictions applicable to investments in illiquid securities. Foreign securities may represent a greater degree of risk than do securities of domestic issuers due to possible exchange rate fluctuations, possible exchange controls, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions (including possible withholding taxes), changes in governmental administration or economic or monetary policy (in the United States or abroad), war or expropriation. Forward foreign currency exchange contracts may also be entered into for the purchase or sale of foreign currency solely for hedging purposes against adverse rate changes. A currency exchange contract allows a definite price in dollars to be fixed for foreign securities that have been purchased or sold (but not settled) for the Core Bond Series. Entering into such exchange contracts may result in the loss of all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. In addition, entering into such contracts means incurring certain transaction costs and bearing the risks of incurring losses if rates do not move in the direction anticipated.

     SHORT-TERM INSTRUMENTS. Cash, commercial paper, short-term obligations, repurchase agreements, bank certificates of deposit or other forms of debt securities may be held to provide a reserve for future purchases of securities, during periods of unusual market conditions or in order to reduce volatility, or as a temporary defensive measure when the Advisers determine securities markets to be overvalued. See "Short-Term Instruments" above under Intermediate Government Bond Series.

     REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. The Core Bond Series may enter into repurchase agreements and reverse repurchase agreements. See "Repurchase Agreements and Reverse Repurchase Agreements" above under Money Market Series. The Core Bond Series may borrow Funds for temporary or emergency purposes, such as meeting larger then anticipated redemption requests, and not for leverage.

     RESTRICTED SECURITIES. The Core Bond Series may not invest more than 15% of its net assets in securities that are subject to legal or contractual restrictions on resale. See "Restricted Securities" above under Money Market Series.

     OPTIONS AND FUTURES CONTRACTS. The Core Bond Series may buy and sell options and futures contracts to manage its exposure to changing interest rates and securities prices. See "Options and Futures Contracts" above under Intermediate Government Bond Series. The Core Bond Series currently does not intend to engage in the writing of options, except for the purpose of terminating an existing position or under the limited circumstances described in the Statement of Additional Information. Nevertheless, the Core Bond Series has the authority to write options and may do so in the future if the Advisers determine that such transactions are in the best interests of the Core Bond Series.

     DELAYED DELIVERY TRANSACTIONS. In order to help ensure the availability of suitable securities for the Core Bond Series, the Advisers may purchase securities for the Core Bond Series on a "when-issued" or on a "forward delivery" basis, which means that the Securities would be delivered to the Core Bond Series at a future date beyond customary settlement times. See "Delayed Delivery Transactions" above under Intermediate Government Bond Series.

     OTHER INVESTMENTS AND INVESTMENT TECHNIQUES. The Core Bond Series may also utilize the following investments and investment techniques and practices: options on futures contracts and options on foreign currencies. The Core Bond Series does not intend to utilize any of these investments or techniques to the extent of more than 5% of its assets. See the Statement of Additional Information for further information.

     BALANCED SERIES. The investment objective of the Balanced Series is to provide a high total investment return consistent with a broad diversified mix of stocks, bonds and money market instruments. The Balanced Series pursues its investment objective by investing in a managed mix of common stocks (and/or equivalents including American Depository Receipts), preferred stocks, debt securities of U.S. domiciled corporations, U.S. government securities, commercial paper of U.S. corporations, and bank obligations. The Advisers will determine the proportions of each type of investment to achieve an asset mix they believe appropriate for an investor who desires diversification of investment. The Balanced Series will vary the proportion of each type of asset purchased according to the Advisers' interpretations of changes in economic conditions and the sensitivity of each type of investment to those changes. The Advisers seek to shift emphasis among stocks, bonds and short-term instruments to maximize participation in positive markets and preservation of capital in negative markets and otherwise in response to market conditions.

     The Balanced Series policy is to invest its assets in a broad list of equity and fixed income securities, such as common stocks, preferred stocks and bonds, including short-term obligations. The list may be diversified not only by companies and industries, but also by type of security. Some fixed income securities may also have a right to purchase common stock by means of a conversion privilege or attached warrants. The Balanced Series may vary the percentage of assets invested in any one type of security in accordance with the Advisers' interpretation of economic and market conditions, fiscal and monetary policy, and underlying securities values. However, at least 25% of the total assets of the Balanced Series are always invested in fixed income senior securities including debt securities and preferred stock. In selecting common stocks, emphasis is placed on investing in established companies with market capitalizations of $100,000,000 or more and seasoned management teams. Most of the Balanced Series' non-convertible long-term debt investments consist of "investment grade" securities (rated Baa or better by Moody's or BBB or better by S&P), although unrated debt securities may be purchased and held if they are judged by the Advisers to be of equivalent quality. Securities rated Baa by Moody's or BBB by S&P may have speculative characteristics. Changes in economic conditions or other circumstances may weaken more severely the capacity of issuers of Baa or BBB securities to make principal and interest payments than in the case for issuers of higher grade bonds. Less than 5% of the Balanced Series investments consist of securities rated Baa by Moody's or BBB by S&P. For a description of these ratings, see the Appendix to the Statement of Additional Information.

     The Balanced Series may invest a portion of its assets in short-term U.S. Government securities with remaining maturities of one year or less and repurchase agreements relating thereto. When the Advisers believe market conditions warrant a temporary defensive position, the Balanced Series may invest up to 100% of its assets in these instruments or other money market instruments.

     VALUE & INCOME SERIES. The investment objective of the Value & Income Series is to provide a high level of current income through investment in a diversified portfolio of common stocks with relatively high current yields; capital appreciation is a secondary objective. The Value & Income Series seeks to achieve its investment objective by investing primarily in a diversified portfolio of stocks of companies which, in the opinion of the Advisers, are fundamentally sound financially and which pay relatively high dividends on a consistent basis. The Advisers attempt to manage the Value & Income Series so that it will out-perform other equity income funds in negative markets. As a result of this objective, the Income Series may underperform relative to other equity income funds in positive markets. The Value & Income Series invests primarily in common stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, in stocks that are traded over-the-counter. The Value & Income Series also invests in bonds and short-term obligations as well as securities convertible into common stocks, preferred stocks, debt securities and short-term obligations. The Value & Income Series allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes.

     The Value & Income Series' policy is to invest in a broad list of equity and fixed income securities, including short-term obligations. The list may be diversified not only by companies and industries, but also by type of security. Some fixed income securities may also have a call on common stock by means of a conversion privilege or attached warrants. The Value & Income Series may vary the percentage of assets invested in any one type of security in accordance with the Advisers' interpretation of economic and market conditions, fiscal and monetary policy, and underlying security values. It is contemplated that most of the Value & Income Series' non-convertible long-term debt investments will consist of "investment grade" securities (rated Baa or better by Moody's or BBB or better by S&P). However, the Value & Income Series may also invest not more than 25% of its assets in fixed income securities which either are rated in lower than "investment grade" categories by either Moody's or S&P or are unrated when, in the opinion of the Advisers, such an investment presents a greater opportunity to achieve the Value & Income Series' investment objective with comparable risk to an investment in "investment grade" securities. Securities rated Baa by Moody's or BBB by S&P may have speculative risk characteristics.

     Non-Investment Grade Obligations. Non-investment grade obligations (those that are rated Ba or lower by Moody's or BB or lower by S&P or comparable unrated obligations), commonly referred to as "junk bonds", are speculative in nature. Risks associated with junk bonds are (a) the relative youth and growth of the market for such securities, (b) the sensitivity of such securities to interest rate and economic changes, (c) the lower degree of protection of principal and interest payments, (d) the relatively low trading market liquidity for the securities, (e) the impact that legislation may have on the high yield bond market (and, in turn, on the Value & Income Series' net asset value and investment practices), and (f) the creditworthiness of the issuers of such securities. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for junk bonds and adversely effect the value of outstanding bonds and the ability of the issuers to repay principal and interest. If the issuer of a debt obligation held by the Value & Income Series defaulted, the Value & Income Series could incur additional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of junk bonds held by the Value & Income Series, especially in a thinly traded market. For a description of ratings of debt obligations which may be purchased by the Value & Income Series, see the Appendix to the Statement of Additional Information.

     EQUITY GROWTH SERIES. The investment objective of the Equity Growth Series is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with potential for above average growth in earnings and dividends; current income is a secondary objective. The Equity Income seeks to achieve its investment objective by investing primarily in a diversified portfolio of common stocks, but may also invest in other types of securities such as preferred stocks, convertible and non-convertible bonds, warrants and foreign securities including American Depository Receipts. Under normal circumstances, at least 65% of the assets of the Equity Income are invested in equity securities. This is a fundamental investment policy and may not be changed without investor approval. The Equity Growth Series invests primarily in stocks of companies that have a market value of all their issued and outstanding common stock of $10 to $15 billion and preferred stocks and common stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, in stocks that are traded over-the-counter. The Equity Growth Series also invests in bonds and short-term obligations as well as securities convertible into common stocks, preferred stocks, debt securities and short-term obligations. The Equity Growth Series allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes.

     The Equity Growth Series' policy is to invest in a broad list of equity and fixed income securities, including short-term obligations. The list may be diversified not only by companies and industries, but also by type of security. Some fixed income securities may also have a call on common stock by means of a conversion privilege or attached warrants. The Equity Growth Series may vary the percentage of assets invested in any one type of security in accordance with the Adviser's interpretation of economic and market conditions, fiscal and monetary policy, and underlying security values. It is contemplated that most of the Equity Growth Series' non-convertible long-term debt investments will consist of "investment grade" securities (rated Baa or better by Moody's or BBB or better by S&P). However, the

Equity Growth Series may also invest not more than 25% of its assets in fixed income securities which either are rated in lower than "investment grade" categories by either Moody's or S&P or are unrated when, in the opinion of the Adviser, such an investment presents a greater opportunity to achieve the Equity Growth Series' investment objective with comparable risk to an investment in "investment grade" securities. Such lower rated or unrated fixed income securities have speculative risk characteristics. See "Non-Investment Grade Obligations" above under Value & Income Series.

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

                     INVESTMENT TECHNIQUES AND RESTRICTIONS

INVESTMENT TECHNIQUES FOR THE BALANCED SERIES, VALUE & INCOME SERIES AND EQUITY GROWTH SERIES (COLLECTIVELY, THE "SERIES").

     Foreign Securities. Each Series' current policy is not to invest more than 25% of its assets in securities of foreign issuers, including investments in sponsored American Depository Receipts ("ADRs"). ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying foreign securities. Each Series' investments in unlisted foreign securities, not including ADRs, are subject to the overall restrictions applicable to investments in illiquid securities. Foreign securities, including ADRs, may represent a greater degree of risk than do securities of domestic issuers due to possible exchange rate fluctuations, possible exchange controls, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions (including possible withholding taxes), changes in governmental administration or economic or monetary policy (in the United States or abroad), war or expropriation. Each Series may invest up to 5% of its assets in closed-end investment companies which primarily hold foreign securities. Forward foreign currency exchange contracts may also be entered into for the purchase or sale of foreign currency solely for hedging purposes against adverse rate changes. A currency exchange contract allows a definite price in dollars to be fixed for foreign securities that have been purchased or sold (but not settled) for each Series. Entering into such exchange contracts may result in the loss of all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. In addition, entering into such contracts means incurring certain transaction costs and bearing the risk of incurring losses if rates do not move in the direction anticipated.

     Options and Futures Contracts. Each Series may enter into transactions in futures contracts, options on futures contracts, options on securities indexes and options on securities, for the purpose of hedging each Series' securities, which would have the effect of reducing the volatility of its net asset value. In general, each such transaction involves the establishment of a position which is expected to move in a direction opposite to that of the security or securities being hedged.

     For example, each Series may sell futures contracts, or purchase put options on futures contracts, securities indexes or securities for the purpose of protecting against an anticipated decline in the value of securities held by that Series. In the event that such decline occurs, and the hedging transaction is successful, the reduced value of portfolio securities will be offset, in whole or in part, by a corresponding gain on the futures or option position. Conversely, when the Series is not fully invested in the securities market, and it expects a significant market advance, it may purchase futures contracts or call options on futures contracts, securities indexes or securities in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that that Series intends to purchase.

     The Statement of Additional Information includes further information about the transactions in futures and option contracts that may be entered into by each Series.

     Gain or loss to each Series on transactions in security index futures or options will depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements of individual securities. A securities index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities so included. Some securities index futures or options are based on broad market indexes, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures or options on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks. Options on indexes and options on securities are traded on securities exchanges regulated by the SEC. Futures contracts and options on futures contracts are traded only on designated contract markets regulated by the Commodity Futures Trading Commission and through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. Transactions on such exchanges are cleared through a clearing corporation, which guarantees performance between the clearing members which are parties to each contract.

     Each Series currently does not intend to engage in the writing of options, except for the purpose of terminating an existing position or under the limited circumstances described in the Statement of Additional Information. Nevertheless, each Series has the authority to write options and may do so in the future if the Advisers determine that such transactions are in the best interests of the Series.

     Short-Term Instruments. Each of the Series may invest in cash, commercial paper, short-term obligations, repurchase agreements or other forms of debt securities. See "Short-Term Instruments" above under Intermediate Government Bond Series.

     Repurchase Agreements and Reverse Repurchase Agreements. Each of the Series may enter into repurchase agreements and reverse repurchase agreements and may borrow funds for temporary or emergency purposes, such as meeting larger than expected redemption requests, and not for leverage. See "Repurchase Agreements and Reverse Repurchase Agreements" above under Intermediate Government Bond Series.

     Restricted Securities. Each of the Series may not invest more than 15% of its net assets in securities that are subject to legal or contractual restrictions on resale. See "Restricted Securities" above under Money Market Bond Series.

     Delayed Delivery Transactions. In order to help insure the availability of suitable securities for each of the Series the Advisers may purchase securities for each such Series on a "when-issued" or on a "forward delivery" basis. See "Delayed Delivery Transactions" above under Intermediate Government Bond Series.

     Changes to the securities of each Series are generally made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Therefore, the rate of portfolio turnover is not a limiting factor to trading when such trading is deemed appropriate. Each Series engages in trading if it believes a transaction net of costs (including custodian charges) will help it achieve its investment objectives. The amount of brokerage commissions and realized capital gains will tend to increase as the level of portfolio activity increases. The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. See "Portfolio Transactions and Brokerage Commissions" in the Statement of Additional Information.

INVESTMENT RESTRICTIONS FOR ALL SERIES OF DIVERSIFIED INVESTORS PORTFOLIOS

     As "diversified" funds, no more than 5% of the assets of any series of Diversified Investors Portfolios may be invested in the securities of one issuer (other than U.S. Government securities), except that up to 25% of each series' assets may be invested without regard to this limitation. No series of Diversified Investors Portfolios will invest more than 25% of its assets in the securities of issuers in any one industry. These are fundamental investment policies which may not be changed without investor approval. As a nonfundamental operating policy, no more than 15% (10% in the case of the Money Market Series) of the net assets of any series may be invested in (i) securities the resale of which is restricted under federal securities laws and (ii) illiquid or not readily marketable securities (including repurchase agreements maturing in more than seven days). Additional fundamental and operating policies of Diversified Investors Portfolios are contained in the Statement of Additional Information.

LENDING OF PORTFOLIO SECURITIES

     The Series have the authority to lend portfolio securities to brokers, dealers and other financial organizations. By lending its securities, a Series can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. A Series will adhere to the following conditions whenever its securities are loaned: (i) the Series must receive at least 100% cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the loaned securities including accrued interest exceeds the level of the collateral; (iii) the Series must be able to terminate the loan at any time; (iv) the Series must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Series may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower. However, if a material event adversely affecting the loaned securities were to occur, the Series would terminate the loan and regain the right to vote the securities.

                 MANAGEMENT OF DIVERSIFIED INVESTORS PORTFOLIOS

     The Board of Trustees of Diversified Investors Portfolios provides broad supervision over the affairs of Diversified Investors Portfolios. For further information about the Trustees of Diversified Investors Portfolios, see "Diversified Investors Portfolios" in the Statement of Additional Information. A majority of the Trustees of Diversified Investors Portfolios are not affiliated with the Advisers.

     INVESTMENT ADVISORY SERVICES. Diversified Investment Advisors, Inc. ("Diversified") manages the assets of each series of Diversified Investors Portfolios pursuant to an Investment Advisory Agreement (the "Advisory Agreement") with Diversified Investors Portfolios with respect to each series and in accordance with the investment policies described herein and in the Statement of Additional Information. Subject to such further policies as the Board of Trustees of Diversified Investors Portfolios may determine, Diversified provides general investment advice to each series. For its services under the Advisory Agreement, Diversified receives from each series fees accrued daily and paid monthly at an annual rate equal to the percentages specified in the table below of the corresponding series' average daily net assets. Diversified is currently waiving a portion of its investment advisory fee. Investment management decisions are made by a committee of Diversified's personnel and not by a particular individual.

     Diversified is an indirect, wholly-owned subsidiary of AEGON USA, Inc. ("AEGON") which is a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON is an indirect, wholly-owned subsidiary of AEGON N.V., a Netherlands corporation which is a publicly traded international insurance group. Diversified was incorporated in 1992 for the purpose of acting as investment adviser to Diversified Investors Portfolios. Accordingly, Diversified Investors Portfolios is the first family of investment companies for which Diversified serves as investment adviser. It is Diversified's responsibility to select, subject to the review and approval of the Diversified Investors Portfolios' Board of Trustees, appropriate subadvisers with distinguished backgrounds and to review such subadvisers' continued performance.

     Diversified has selected Subadvisers for each series which have been approved by the Trustees of Diversified Investors Portfolios and the investors in said series and has entered into an Investment Subadvisory Agreement with each Subadviser. It is the responsibility of a Subadviser to make the day-to-day investment decisions of the series and to place the purchase and sales orders for securities transactions of such series, subject in all cases to the general supervision of Diversified. Each Subadviser makes the investment selections for its respective series consistent with the guidelines and directions set by Diversified and the Board of Trustees of Diversified Investors Portfolios. Each Subadviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the corresponding series' investments and effecting securities transactions for a series. The subadvisers are as follows:

MONEY MARKET FUND
INTERMEDIATE GOVERNMENT
BOND FUND:                   Capital Management Group. Capital Management Group
                             is a division of 1740 Advisers, Inc., a
                             wholly-owned subsidiary of The MONY Group, Inc.
                             Capital Management Group has been a registered investment adviser since 1971. The principal business address of Capital Management Group is 1740 Broadway, New York 10019.

                             The following representatives of Capital Management Group are primarily responsible for the day-to-day management of the funds indicated:

                             Money Market Fund: David E. Wheeler, Investment Vice President and Portfolio Manager, has been responsible for the day-to-day management of the Money Market Fund since 1997. Mr. Wheeler has been employed by Capital Management Group since 1994 and was employed at AIG Investment Advisers prior to 1994.

                             Intermediate Government Bond Fund: Gregory Staples, Vice President, has been responsible for the day-to-day management of the Intermediate Government Bond Fund since 1994. Mr. Staples has been employed by Capital Management Group since 1987.

CORE BOND FUND:              BlackRock Advisors, Inc. BlackRock was formed in
                             1988 and was acquired by PNC Financial Services
                             Group (formerly PNC Bank) in 1995. BlackRock has been a registered investment adviser since 1988.
                             The principal business address of BlackRock is 100
                             Bellevue Parkway, Wilmington, Delaware 19809.

BALANCED FUND:
AELTUS INVESTMENT
  MANAGEMENT, INC.
BLACKROCK ADVISORS           Aeltus Investment Management, Inc. Aeltus was
                             formed in 1972 and is an indirect wholly-owned subsidiary of ING Groep N.V. Aeltus has been a registered investment adviser since 1972. The principal business address of Aeltus is 10 State
                             House Square, Hartford, Connecticut 06103-3602.


                             Hugh Whelan and Douglas Cote are responsible for the day-to-day supervision of the Balanced Fund on behalf of Aeltus.


                             BlackRock Advisors, Inc. BlackRock was formed in 1988 and was acquired by PNC Financial Services Group (formerly PNC Bank) in 1995. BlackRock has been a registered investment adviser since 1988. The principal business address of BlackRock is 100 Bellevue Parkway, Wilmington, Delaware 19809.


VALUE & INCOME FUND:
ALLIANCE CAPITAL
MANAGEMENT,
  L.P., ASSET MANAGEMENT
GROUP Alliance Capital Management, L.P. Alliance Capital Management is the general partner of Alliance and Alliance Capital Management Holding L.P. and AXA Financial Inc. own approximately 30% and 50% of Alliance, respectively as limited partners. Alliance has been a registered investment adviser since August 13, 1999. The principal business address of Alliance is 1345 Avenue of the Americas, New York, New York 10105.


                             Asset Management Group. Asset Management Group is a division of 1740 Advisers, Inc., which is a wholly-owned subsidiary of The MONY Group, Inc. Asset Management Group has been a registered investment adviser since 1971. The address of Asset Management Group is 1740 Broadway, New York, New York 10019.

EQUITY GROWTH FUND: ARK
ASSET MANAGEMENT CO.,
  INC. DRESDNER RCM GLOBAL
  INVESTORS LLC MARSICO
CAPITAL MANAGEMENT,
  LLC Ark Asset Management Co., Inc. Ark has been a registered investment adviser since July 10, 1989. Ark was formed in July 1989 and is owned by Ark Asset Holdings, Inc. Ark Asset Holdings, Inc. is owned by certain Ark employees. The principal business address of Ark is 125 Broad Street, 13th Floor, New York, New York 10004.

                             Dresdner RCM Global Investors, LLC. Dresdner RCM was established in 1996, when Dresdner Bank AG acquired RCM Capital Management. Dresdner RCM has been a registered investment adviser since 1972. The principal business address of Dresdner RCM is Four Embarcadero Center, Suite 2900, San Francisco, California 94111.

                             Marsico Capital Management, LLC. Marsico, a
                             Delaware limited liability company, was formed in September 1997 and has been a registered investment adviser since September 26, 1997. Marsico is wholly owned by the Bank of America. The principal business address of Marsico is 1200 17th Street, Suite 1300, Denver, Colorado 80202.

                             Thomas F. Marsico, the Chairman and Chief Executive Officer of Marsico since 1997, is responsible for the day-to-day supervision of management of the Equity Growth Fund. From 1988 to 1997, Mr. Marsico was a portfolio manager for Janus Capital Corporation.

     ADMINISTRATOR. Pursuant to an Administrative Services Agreement (and the Advisory Agreement), Diversified, as Administrator, provides Diversified Investors Portfolios with general office facilities and supervises the overall administration of Diversified Investors Portfolios, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of Diversified Investors Portfolios; the preparation and filing of all documents required for compliance by Diversified Investors Portfolios with applicable laws and regulations; providing equipment and clerical personnel necessary for maintaining the organization of Diversified Investors Portfolios; preparation of certain documents in connection with meetings of Trustees and investors of Diversified Investors Portfolios; and the maintenance of books and records of Diversified Investors Portfolios. Diversified provides persons satisfactory to the Board of Trustees of Diversified Investors Portfolios to serve as officers of Diversified Investors Portfolios. Such officers, as well as certain other employees and Trustees of Diversified Investors Portfolios, may be directors, officers or employees of Diversified or its affiliates. The Administrator receives no additional fee for its administrative services to Diversified Investors Portfolios.

     EXPENSES. The expenses of Diversified Investors Portfolios include the compensation of its Trustees who are not affiliated with the Adviser or Diversified; governmental fees; interest charges; taxes; fees and expenses of independent auditors, of legal counsel and of any transfer agent, depository, registrar or dividend disbursing agent of Diversified Investors Portfolios; insurance premiums; and expenses of calculating the net asset value of, and the net income on, beneficial interests in the series of Diversified Investors Portfolios. Expenses of Diversified Investors Portfolios also include the expenses connected with the execution, recording and settlement of securities transactions; fees and expenses of Diversified Investors Portfolios' custodian for all services to the series of Diversified Investors Portfolios, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental officers and commissions; expenses of meetings of investors and Trustees of Diversified Investors Portfolios; and the advisory fees payable to Diversified under the Advisory Agreement.

     CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT. Investors Bank & Trust Company is the custodian of the securities held by Diversified Investors Portfolios and is authorized to use the facilities of the Depository Trust Company and the facilities of the book-entry system for the Federal Reserve Bank. Investors Bank & Trust Company is the transfer agent and dividend-disbursing agent for Diversified Investors Portfolios.

     EXCLUSIVE PLACEMENT AGENT. Diversified Investors Portfolios has retained the services of Diversified Investors Securities Corp., ("DISC") as Exclusive Placement Agent. The principal business address of DISC is 4 Manhattanville Road, Purchase, New York 10577. DISC receives no compensation as Exclusive Placement Agent.

                          OTHER INFORMATION REGARDING
                        DIVERSIFIED INVESTORS PORTFOLIOS

     PURCHASE AND REDEMPTION OF INTERESTS IN DIVERSIFIED INVESTORS
PORTFOLIOS. Beneficial interests in the series of Diversified Investors Portfolios described in this Prospectus are currently being offered by DISC to MONY for allocation to Subaccounts to fund benefits payable under the Contracts. Investments in Diversified Investors Portfolios may only be made by investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Prospectus does not constitute an offer to sell, or the solicitation of an offer to buy, any beneficial interests in the series of Diversified Investors Portfolios.

     The net asset value of each series of Diversified Investors Portfolios is determined each day during which the Advisers of that series are open for business ("Portfolio Business Day"). This determination is made once each day as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m., New York time (the "Valuation Time").

     Each investor in a series of Diversified Investors Portfolios may add to or reduce its investment in such series on each Portfolio Business Day. As of the Valuation Time on each such day, the value of each investor's beneficial interest in a series will be determined by multiplying the net asset value of the series by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the series. Any additions or reductions, which are to be effected as of the Valuation Time on such day, will then be effected. The investor's percentage of the aggregate beneficial interests in a series will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the series as of the Valuation Time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the series effected as of the Valuation Time, and (ii) the denominator of which is the aggregate net asset value of the series as of the Valuation Time on such day, plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate net asset value of the series as of the Valuation Time on such day, plus or minus as the case may be, the amount of net additions to or reductions in the aggregate investments in the series by all investors in such series. The percentage so determined will then be applied to determine the value of the investor's interest in the series as of the Valuation time on the following Portfolio Business Day.

     An investor in a series of Diversified Investors Portfolios may withdraw all or any portion of its investment at the net asset value next determined if a withdrawal request in proper form is furnished by the investor to Diversified Investors Portfolios by the designated cut-off time for each accredited investor. The proceeds of a reduction or a withdrawal will be paid by Diversified Investors Portfolios in federal funds normally on the Portfolio Business Day the withdrawal is effected, but in any event within seven days. Diversified Investors Portfolios, on behalf of each of its series, reserves the right to pay redemptions in kind. Unless requested by an investor, Diversified Investors Portfolios will not make a redemption in kind to the investor, except in situations where that investor may make redemptions in kind. Diversified Investors Portfolios, on behalf of each of its series, has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which Diversified Investors Portfolios is obligated to redeem beneficial interests in each series with respect to any one investor during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the series at the beginning of the period. Investments in a series may not be transferred.

     The right to redeem beneficial interests or to receive payment with respect to any redemption may be suspended only (i) for any period during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) for any period during which an emergency exists as defined by the Securities and Exchange Commission as a result of which disposal of a series' securities or determination of the net asset value of each series is not reasonably practicable, and (iii) for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors in any series of Diversified Investors Portfolios.

     NET ASSET VALUE. Diversified Investors Portfolios values the securities of the Money Market Series based on the amortized cost method of valuation. Securities of other series of Diversified Investors Portfolios are valued based on their current market value when market quotations are available. Where market quotations are not available, assets are valued at fair value as determined in good faith under the direction of Diversified Investors Portfolios' Board of Trustees. Debt obligations with 60 days or less remaining to maturity may be valued by the amortized cost method, which the Diversified Investor Portfolios' Trustees have determined to constitute fair value for such securities. For more information on the valuation of portfolio securities, see "Diversified Investors Portfolios" in the Statement of Additional Information.

     TAXATION OF DIVERSIFIED INVESTORS PORTFOLIOS. Diversified Investors Portfolios is organized as a New York trust. None of its series is subject to any income or franchise tax in the State of New York. However, each investor in a series will be taxable on its share (as determined in accordance with the governing instruments of Diversified Investors Portfolio) of the series' ordinary income and capital gain in determining its income tax liability. The determination of such share will be made in accordance with the Code, and regulations promulgated thereunder.

     Diversified Investors Portfolios, since it is taxed as a partnership, is not subject to federal income taxation. Instead, any investor in Diversified Investors Portfolios must take into account, in computing its federal income tax liability, its share of Diversified Investors Portfolios' income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from Diversified Investors Portfolios.

     Withdrawals by any investor in Diversified Investors Portfolios from its corresponding series generally will not result in recognizing any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent that any cash distributed exceeds the basis of such investor's interest in the series prior to the distribution, (2) income or gain will be realized if the withdrawal is in liquidation of such investor's entire interest in the series and includes a disproportionate share of any unrealized receivables held by the series and (3) loss will be recognized if the distribution is in liquidation of that entire interest and consists solely of cash and/or unrealized receivables. The basis of any investor's interest in Diversified Investors Portfolios generally equals the amount of cash and the basis of any property that such investor invests in a series, increased by such investor's share of income from that series and decreased by the amount of any cash distributions and the basis of any property distributed from that series.

     DESCRIPTION OF BENEFICIAL INTERESTS, VOTING RIGHTS AND
LIABILITIES. Diversified Investors Portfolios is organized as a series trust under the laws of the State of New York. Under the Declaration of Trust, the Trustees are authorized to issue beneficial interests in one or more series (each a "Series"). Investment in each series may not be transferred, but an investor may withdraw all or any portion of its investment at any time at net asset value. Investors in a series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that series (and of no other series). However, the risk of an investor in a series incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the series itself was unable to meet its obligations. Investments in each series have no preemptive or conversion rights and are fully paid and nonassessable, except as set forth below.

     Each investor is entitled to a vote in proportion to the amount of its investment in each series. Investors in a series will vote as a separate class, except as to voting for election of Trustees of Diversified Investors Portfolios, as otherwise required by the 1940 Act, or if determined by the Trustees of Diversified Investors Portfolios to be a matter which affects all series. As to any matter which does not affect a particular series, only investors in the one or more affected series are entitled to vote. Diversified Investors Portfolios is not required and has no current intention of holding special meetings of investors, but special meetings of investors will be held when in the judgment of the Trustees of Diversified Investors Portfolios, it is necessary or desirable to submit matters for an investor vote. Changes in fundamental policies will be submitted to investors for approval. Investors under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees of Diversified Investors Portfolios by a specified number of investors) have the right to communicate with other investors in connection with requesting a meeting of investors for the purpose of removing one or more Trustees of Diversified Investors Portfolios. Investors also have the right to remove one or more Trustees of Diversified Investors Portfolios without a meeting by a declaration in writing by a specified number of investors. Upon liquidation of a series, investors would be entitled to share pro rata in the net assets of that series (and no other series) available for distribution to investors. See "Voting Rights" at page 23.

     Each series determines its net income and realized capital gains, if any, on each Portfolio Business Day and allocates all such income and gain pro rata among the investors in such series at the time of such determination.

     The "net income" of each series shall consist of (i) all income accrued, less the amortization of any premium, on the assets of the series, less (ii) all actual and accrued expenses of the series determined in accordance with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity and any net realized gains or losses on the assets of a series. All the net income of each series is allocated pro rata among the investors in the series (and no other series).

     Inquiries regarding the Diversified Investors Portfolios may be directed to 4 Manhattanville Road, Purchase, New York 10577 (914-697-8000).

                                    EXPERTS


     The balance sheets of MONY as of December 31, 2002 and 2001 and the related statements of operations and cash flows for the years then ended, as well as the statements of assets and liabilities for Keynote Series Account as of December 31, 2002, and the related statements of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 2002 and 2001 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports thereon are set forth in the Statement of Additional Information. These financial statements have been included in reliance on the report of the said firm, given on the authority of that firm as experts in auditing and accounting.


                               LEGAL PROCEEDINGS

     MONY is engaged in various kinds of routine litigation which, in the opinion of management, are not of material importance in relation to the total capital, results of operations, surplus or cash flows of MONY. There are no legal proceedings to which Keynote is a party.

                              FINANCIAL STATEMENTS

     The financial statements for MONY, included in the Statement of Additional Information, should be distinguished from the financial statements of Keynote, included in the Statement of Additional Information, and should be considered only as bearing on the ability of MONY to meet its obligations under the Contracts. The financial statements of MONY should not be considered as bearing on the investment performance of the assets held in Keynote.

                             ADDITIONAL INFORMATION

     This Prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted (including financial statements relating to MONY) pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission.

     For further information with respect to MONY, the Contracts offered by this Prospectus and Diversified Investors Portfolios, including the Statement of Additional Information (which includes financial statements relating to MONY), contact MONY at its address or phone number set forth on the cover of this Prospectus for requesting such statement.

     For further information with respect to the Calvert Series, Calvert Variable Series, Inc. or Calvert Asset Management Company, Inc., including a Statement of Additional Information, contact Calvert, Inc. at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, or call (301) 951-4820.

                                 MISCELLANEOUS


     The Accounts are separate registered accounts of TFLIC. There is a possibility that one Account might become liable for a misstatement in this Prospectus about the other Account. TFLIC believes this possibility is remote.

                               TABLE OF CONTENTS
                                       OF
                      STATEMENT OF ADDITIONAL INFORMATION

ITEM                                                          PAGE
----                                                          ----
Independent Accountants.....................................    2
Sale of Contracts/Principal Underwriter.....................    2
Performance Data............................................    2
Diversified Investors Portfolios............................    5
Investment Objectives, Policies and Restrictions............    5
Determination of Net Asset Value; Valuation of Securities...   23
Management of Diversified Investors Portfolios..............   23
Independent Accountants.....................................   26
Capital Stock and Other Securities..........................   26
Taxation....................................................   28
Financial Statements of MONY................................   29
Appendix....................................................  A-1

                              REQUEST FOR KEYNOTE

                      STATEMENT OF ADDITIONAL INFORMATION

     Detach and return in an envelope addressed:

                                      MONY
                   c/o Diversified Investment Advisors, Inc.
                             4 Manhattanville Road
                            Purchase, New York 10577
                          Attn: Not-For-Profit Service

     Please make sure that your name and the address to which you wish MONY to send the current Keynote Statement of Additional Information appears below:

Name
--------------------------------------------------------------------------------
Address
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Employer
--------------------------------------------------------------------------------

                                    APPENDIX

                          APPLICABLE PREMIUM TAX RATES

                                                               PREMIUM TAX RATE PERCENT
                                                              --------------------------
                                                              QUALIFIED    NON QUALIFIED
                                                              ---------    -------------
California..................................................     .50%           2.35%
District of Columbia........................................      --              --
Kentucky....................................................    2.00%           2.00%
Maine.......................................................      --            2.00%
Nevada......................................................      --            3.50%
Puerto Rico.................................................    1.00%           1.00%
South Dakota................................................      --            1.25%
West Virginia...............................................    1.00%           1.00%
Wyoming.....................................................      --            1.00%

Information about contracts can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Reports and other information about the Funds are available in the EDGAR database on the Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2003

                        GROUP VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                             KEYNOTE SERIES ACCOUNT

                                      AND

                          MONY LIFE INSURANCE COMPANY
                      1740 BROADWAY, NEW YORK, N.Y. 10019;

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT IT RELATES TO, AND SHOULD BE READ IN CONJUNCTION WITH, THE PROSPECTUS DATED MAY 1, 2003 FOR THE GROUP VARIABLE ANNUITY CONTRACTS ISSUED BY THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK ("MONY") WHICH INVEST IN THE KEYNOTE SERIES ACCOUNT ("KEYNOTE"). THE PROSPECTUS IS AVAILABLE, AT NO CHARGE, BY WRITING MONY AT 4 MANHATTANVILLE RD., PURCHASE, NEW YORK 10577 OR BY CALLING (914) 697-8000.

A SEPARATE STATEMENT OF ADDITIONAL INFORMATION IS AVAILABLE WITHOUT CHARGE FOR CALVERT VARIABLE SERIES, INC. OF WHICH THE CALVERT SOCIAL BALANCED PORTFOLIO IS A PART BY WRITING TO CALVERT VARIABLE SERIES, INC. AT 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814 OR BY TELEPHONING 301-951-4820.

                               TABLE OF CONTENTS

ITEM                                                          PAGE
----                                                          ----
Independent Accountants.....................................    2
Sale of Contracts/Principal Underwriter.....................    2
Performance Data............................................    2
Diversified Investors Portfolios............................    5
  Investment Objectives, Policies and Restrictions..........    5
  Determination of Net Asset Value; Valuation of
     Securities.............................................   23
  Management of Diversified Investors Portfolios............   23
  Independent Accountants...................................   26
  Capital Stock and Other Securities........................   26
  Taxation..................................................   28
Financial Statements of MONY................................   29
Appendix....................................................  A-1

                            INDEPENDENT ACCOUNTANTS

     The financial statements of Keynote and MONY appearing on the following pages have been audited by PricewaterhouseCoopers LLP, independent accountants, and are included herein in reliance on the reports of PricewaterhouseCoopers LLP given upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP is located at 1177 Avenue of the Americas, New York, New York 10036.

                    SALE OF CONTRACTS/PRINCIPAL UNDERWRITER

     MONY Securities Corp ("MSC") is the principal underwriter and distributor of the Contracts which will be sold by registered representatives who are also licensed insurance agents of MONY. The Contracts may also be sold through other broker-dealers authorized by MSC and applicable law and who may be insurance agents licensed by an insurance company other than MONY. MSC is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

     MSC will not receive underwriting commissions. Registration as a broker-dealer does not mean that Securities and Exchange Commission ("the SEC") has passed upon the financial standing, fitness or conduct of any broker or dealer, or upon the merits of any security offering or upon any other matter relating to the business of any broker or dealer.

                                PERFORMANCE DATA

MONEY MARKET SUBACCOUNT

     For the seven day period ended December 31, 2002, the yield for the Money Market Subaccount was 0.61% and the effective yield was 0.61%.

     The yield is calculated by dividing the result of subtracting the value of one Unit at the end of the seven day period ("Seventh Day Value") from the value of one Unit at the beginning of the seven day period ("First Day Value") by the First Day Value (the resulting quotient being the "Base Period Return") and multiplying the Base Period Return by 365 divided by 7 to obtain the annualized yield.

     The effective yield is calculated by compounding the Base Period Return calculated in accordance with the preceding paragraph, adding 1 to Base Period Return, raising that sum to a power equal to 365 divided by 7 and subtracting 1 from the result.

     As the Money Market Subaccount invests only in the Money Market Series (the "Money Market Series") of Diversified Investors Portfolios, the First Day Value reflects the net asset value of the interest in the Money Market Series held in the Money Market Subaccount. The Seventh Day Value reflects increases or decreases in the net asset value of the interest in the Money Market Series held in the Money Market Subaccount due to the declaration of dividends, net investment income and the daily charges and deductions from the Subaccount for mortality and expense risk. Net investment income reflects earnings on investments less expenses of the Money Market Series including the investment management fee.

     AVERAGE ANNUAL TOTAL RETURNS: The average annual total return for the Subaccounts is shown for the periods indicated in the table below.


                                                                                              FOR THE
                                            FOR THE     FOR THE     FOR THE     FOR THE       PERIOD
                                             YEAR       3 YEAR      5 YEAR      10 YEAR        SINCE
                                             ENDED       ENDED       ENDED       ENDED       INCEPTION
                                           DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,       THROUGH
                                             2002        2002        2002        2002      DEC. 31, 2002
                                           --------    --------    --------    --------    -------------
Subaccount:
  Money Market(1)........................      0.78%      3.08%      3.67%       3.84%          6.64%
  Intermediate Government Bond(1)........      7.14%      7.04%      5.57%       5.46%          6.26%
  Core(1)................................      8.05%      7.62%      5.53%       6.13%          7.80%
  Balanced(1)............................    -11.01%     -6.90%     -0.10%       6.76%          6.88%
  Value & Income(1)......................    -16.18%     -4.14%      1.16%       9.24%         11.42%
  Equity Growth(1).......................    -24.34%    -20.84%     -1.62%         N/A          6.13%
  Calvert Series(2)......................    -13.12%     -8.79%     -0.32%       5.63%          7.17%


---------------
(1) On January 3, 1994, each of the corresponding Pooled Separate Accounts of MONY set forth below contributed all of its assets to the corresponding Series of Diversified Investors Portfolios in which a corresponding Keynote Subaccount invests its assets:


                                                   MONY POOLED
                   SERIES                        SEPARATE ACCOUNT
                   ------                        ----------------
Money Market................................  Pooled Account No. 4
Intermediate Government Bond................  Pooled Account No. 10d
Core Bond...................................  Pooled Account No. 5
Balanced....................................  Pooled Account No. 14
Value & Income..............................  Pooled Account No. 6
Equity Growth...............................  Pooled Account No. 1


          Total returns calculated for any period for the Money Market, Intermediate Government Bond, Core Bond, Balanced, Value & Income Subaccounts reflect the performance of the corresponding Pooled Separate Account for any period prior to January 3, 1994 and the performance of the corresponding series of Diversified Investors Portfolios thereafter. Such total returns calculated for each of the Subaccounts reflect the performance of the corresponding Pooled Separate Account only from the date that such corresponding Pooled Separate Account utilized the services of the same investment adviser as is presently providing such advice to the corresponding Series of Diversified Investors Portfolios invested in by the Subaccount. Such commencement dates are November 1978 for the Money Market Subaccount, July 1990 for the Intermediate Government Bond Subaccount, January 1978 for the Core Bond Subaccount, December 1992 for the Balanced Subaccount and January 1978 for the Value & Income Subaccount, and February 1993 for the Equity Growth Subaccount. All total return percentages reflect the historical rates of return for such period adjusted to assume that all charges, expenses and fees of the applicable Subaccount and the corresponding series of Diversified Investors Portfolios which are presently in effect were deducted during such period.

(2) The average annual total returns for the Calvert Series Subaccount reflect the average annual total returns of the Calvert Series. The commencement date of the Calvert Series is September 30, 1986.

     The table above assumes that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distribution from the corresponding series (or its predecessor investment vehicle) were reinvested, and that a Contractholder surrendered the Contract for cash, rather than electing commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The annualized total return percentages shown in the table reflect the annualized historical rates of return and deductions for all charges, expenses, and fees which would be imposed on the payment assumed by both the corresponding series and Keynote.

OTHER SUBACCOUNTS

     The yield for each of the Subaccounts other than the Money Market Subaccount and the Calvert Subaccount is shown for the periods indicated in the table below.

                             KEYNOTE SERIES ACCOUNT

                            YIELD FOR 30-DAY PERIOD*


                                                                                         INTERMEDIATE
                YIELD FOR 30                    EQUITY      VALUE &              CORE     GOVERNMENT
                 DAYS ENDED                     GROWTH      INCOME    BALANCED   BOND        BOND
                ------------                    ------      -------   --------   ----    ------------
DECEMBER 31, 2002...........................       -6.23%    -3.89%    -2.88%    -1.62%      1.22%


---------------

* The 30 day yield is not indicative of future performance.

     The yield shown in the table above is computed by subtracting from the net investment income of the underlying investment vehicle all charges, expenses and fees as well as expenses imposed by Keynote and dividing the result by the value of the Subaccount. For the underlying investment vehicle of the Equity Growth, Equity Income and for the equity portion of the Balanced Subaccount, net investment income is the net of the dividends accrued (1/360 of the stated dividend rate multiplied by the number of days the particular security is in the underlying investment vehicle) on all equity securities during the 30-day period and expenses accrued for the period. It does not reflect capital gains or losses. For the fixed income portion of the Balanced Subaccount, as well as the Core Bond and Intermediate Government Bond Subaccounts, net investment income is the net of interest earned on the obligations held by the underlying investment vehicle of the applicable Subaccount and expenses accrued for the period determined by (i) computing the yield to maturity based on the market value of each obligation held in the underlying investment vehicle at the close of business on the thirtieth day of the period, based on the purchase price plus accrued interest); (ii) dividing the yield to maturity for each obligation by 360; (iii) multiplying that quotient by the market value of each obligation (including actual accrued interest) for each day of the subsequent 30-day month that the obligation is in the underlying investment vehicle; and (iv) totaling the interest on each obligation. Discount or premium amortization is recomputed at the beginning of each 30-day period and with respect to discount and premium on mortgage or other receivables-backed obligations subject to monthly payment of principal and interest, discount and premium is amortized on the remaining security, based on the cost of the security, to the weighted average maturity date, if available, or to the remaining term of the security, if the weighted average maturity date is not available. Gain or loss attributable to actual monthly paydowns is reflected as an increase or decrease in interest income during that period.

     The yield shown for each Subaccount reflects deductions for all charges, expenses, and fees of both its underlying investment vehicle and Keynote.

     Net investment income of the underlying investment vehicle less all charges and expenses imposed by Keynote is divided by the product of the average daily number of Units outstanding and the value of one Unit on the last day of the period. The sum of the quotient and 1 is raised to the 6th power, 1 is subtracted from the result, and then multiplied by 2.

                        DIVERSIFIED INVESTORS PORTFOLIOS

     Six series of Diversified Investors Portfolios are presently available for investment under the Contracts through Subaccounts of Keynote. This section of the Statement of Additional Information describes each such series, including Diversified Investors Money Market Portfolio (the "Money Market Series"), Diversified Investors Intermediate Government Bond Portfolio (the "Intermediate Government Bond Series"), Diversified Investors Core Bond Portfolio (the "Core Bond Series"), Diversified Investors Balanced Portfolio (the "Balanced Series"), Diversified Investors Value & Income Portfolio (the "Equity Income Series") and Diversified Investors Equity Growth Portfolio (the "Equity Growth Series"). The series of Diversified Investors Portfolios available under the Contracts may be collectively referred to herein as the "Series".

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                             INVESTMENT OBJECTIVES

     The investment objective of each Series is described in the Prospectus of Keynote Series Account. There can, of course, be no assurance that a Series will achieve its investment objective.

                              INVESTMENT POLICIES

     The following discussion supplements the information regarding the investment objective of each Series and the policies to be employed to achieve this objective as set forth in the Prospectus of Keynote Series Account.

BANK OBLIGATIONS

     Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

     Obligations of foreign branches and subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as Certificates of Deposit ("CDs") and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

     Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

     In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

     In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, the Advisers carefully evaluate such investments on a case-by-case basis.

U.S. GOVERNMENT AND AGENCY SECURITIES

     Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. A Series will invest in such securities only when the Advisers are satisfied that the credit risk with respect to the issuer is minimal.

COMMERCIAL PAPER

     Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

     Each Series may invest in commercial paper issued by major corporations in reliance on the exemption from registration afforded by Section 3(a)(3) of the Securities Act of 1933, as amended (the "1933 Act"). Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited.

LENDING OF PORTFOLIO SECURITIES

     All Series have the authority to lend portfolio securities to brokers, dealers and other financial organizations. By lending its securities, a Series can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. A Series will adhere to the following conditions whenever its securities are loaned: (i) the

Series must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Series must be able to terminate the loan at any time; (iv) the Series must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Series may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower. However, if a material event adversely affecting the investment were to occur, the Series would terminate the loan and regain the right to vote the securities.

VARIABLE RATE AND FLOATING RATE SECURITIES

     Each Series may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit a Series to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Series, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Series' right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a Series may invest in obligations which are not so rated only if the Advisers determine that at the time of investment the obligations are of comparable quality to the other obligations in which the Series may invest. The Advisers, on behalf of a Series, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations held by the Series. A Series will not invest more than 15% (10% in the case of the Money Market Series) of the value of its net assets in floating or variable rate demand obligations as to which it cannot exercise the demand feature on not more than seven days' notice if there is no secondary market available for these obligations, and in other securities that are not readily marketable. See "Investment Restrictions" below.

PARTICIPATION INTERESTS

     A Series may purchase from financial institutions participation interests in securities in which such Series may invest. A participation interest gives a Series an undivided interest in the security in the proportion that the Series' participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Series, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Advisers must have determined that the instrument is of comparable quality to those instruments in which a Series may invest. For certain participation interests, a Series will have the right to demand payment, on not more than seven days' notice, for all or any part of the Series' participation interest in the security, plus accrued interest. As to these instruments, a Series intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio. A Series will not invest more than 15% (10% in the case of the Money Market Series) of its net assets in participation interests that do not have this demand feature, and in other securities that are not readily marketable. See "Investment Restrictions" below.

ILLIQUID SECURITIES

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

     The SEC has recently adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Advisers anticipate that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

     The Advisers will monitor the liquidity of Rule 144A securities for each Series under the supervision of the Diversified Investors Portfolio's Board of Trustees. In reaching liquidity decisions, the Advisers will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers and other potential purchasers wishing to purchase or sell the security, (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

UNSECURED PROMISSORY NOTES

     A Series also may purchase unsecured promissory notes ("Notes") which are not readily marketable and have not been registered under the 1933 Act, provided such investments are consistent with the Series' investment objective. The Notes purchased by a Series will have remaining maturities of 13 months or less and will be deemed by the Board of Trustees of Diversified Investors Portfolios to present minimal credit risks and will meet the quality criteria set forth above under "Investment Policies." A Series will invest no more than 15% (10% in the case of the Money Market Series) of its net assets in such Notes and in other securities that are not readily marketable(which securities would include floating and variable rate demand obligations as to which the Series cannot exercise the demand feature described above and as to which there is no secondary market). See "Investment Restrictions" below.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

     Repurchase agreements are agreements by which a person purchases a security and simultaneously commits to resell that security to the seller (which is usually a member bank of the Federal Reserve System or a member firm of the New York Stock Exchange (or a subsidiary thereof)) at an agreed-upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed-upon price, which obligation is in effect secured by the value of the underlying security, usually U.S. Government or Government agency issues. Under the Investment Company Act of 1940, as amended (the "1940 Act"), repurchase agreements may be considered to be loans by the buyer. A Series' risk is limited to the ability of the seller to pay the agreed upon amount on the delivery date. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay although a Series may incur certain costs in liquidating this collateral and in certain cases may not be permitted to liquidate this collateral. All repurchase agreements entered into by a Series are fully collateralized, with such collateral being marked to market daily.

     A Series may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage, and by agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time a Series enters into a reverse repurchase agreement it will place in a segregated custodial account cash, U.S. Government securities or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Series may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by a Series.

FOREIGN SECURITIES - ALL SERIES

     Each Series may invest its assets in securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, brokerage or other taxation, limitation on the removal of funds or other assets of a Series, political or financial instability or diplomatic and other developments which would affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the U.S.

     It is anticipated that in most cases the best available market for foreign securities would be on exchanges or in over-the-counter markets located outside the U.S. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. Foreign security trading practices, including those involving securities settlement where a Series' assets may be released prior to receipt of payment, may expose a Series to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. In addition, foreign brokerage commissions are generally higher than commis-sions on securities traded in the U.S. and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities exchanges, brokers and listed companies than in the U.S.

FOREIGN SECURITIES - MONEY MARKET SERIES

     The Money Market Series may invest in foreign securities, including only U.S. dollar-denominated obligations of foreign branches and subsidiaries of domestic banks and foreign banks, such as Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, and Yankee CDs, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a foreign or domestic bank, and Canadian time deposits, which are essentially the same as ETDs except they are issued by branches of major Canadian banks; high quality, U.S. dollar-denominated short-term bonds and notes (including variable amount master demand notes) issued by foreign corporations, including Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer; and U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Adviser to be of comparable quality to the other obligations in which the Money Market Series may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

FOREIGN SECURITIES - SERIES OTHER THAN MONEY MARKET SERIES

     Each Series' policy is not to invest more than 25% of its assets in securities of foreign issuers; not more than 5% of a Series' assets may be invested in closed-end investment companies which primarily hold foreign securities. Investments in such companies may entail the risk that the market value of such investments may be substantially less than their net asset value and that there would be duplication of investment management and other fees and expenses. Securities of foreign issuers include investments in sponsored American Depository Receipts ("ADRs"). ADRs are depository receipts for securities of foreign issuers and provide an alternative method for a Series to make foreign investments. These securities will not be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.

     Each Series may invest in foreign securities that impose restrictions on transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     Because some Series may buy and sell securities denominated in currencies other than the U.S. dollar and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, such Series from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. Such Series either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or use forward contracts to purchase or sell foreign currencies.

     A forward foreign currency exchange contract is an obligation by a Series to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. A Series maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Series' securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

     The Series may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into the Advisers' long-term investment decisions, the Series will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, the Advisers believe that it is important to have the flexibility to enter into foreign currency hedging transactions when they determine that the transactions would be in a Series' best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

     While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event a Series' ability to utilize forward contracts in the manner set forth herein and in the Prospectus may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Series than if it had not entered into such contracts. The use of foreign currency forward contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Series' foreign currency denominated portfolio securities and the use of such techniques will subject a Series to certain risks.

     The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Series may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit a Series' ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Series' use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Series' cross-hedges and the movements in the exchange rates of the foreign currencies in which a Series' assets that are the subject of such cross-hedges are denominated.

GUARANTEED INVESTMENT CONTRACTS

     Each Series may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, a Series makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund guaranteed interest. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expenses and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. Because a Series may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment and, together with other instruments in a Series which are not readily marketable, will not exceed 15% (10% in the case of the Money Market Series) of the Series' net assets. The term of a GIC will be thirteen months or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the guaranteed interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

WHEN-ISSUED SECURITIES

     Each Series may purchase securities on a "when-issued" or on a "forward delivery" basis. It is expected that, under normal circumstances, a Series would take delivery of such securities. When a Series commits to purchase a security on a "when-issued" or on a "forward delivery" basis, the Series establishes procedures consistent with the relevant policies of the Securities and Exchange Commission. Since those policies currently recommend that an amount of a Series' assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the Series expects always to have cash, cash equivalents, or high quality debt securities sufficient to cover any commitments or to limit any potential risk. However, although a Series does not intend to make such purchases for speculative purposes and intends to adhere to the provisions of Securities and Exchange Commission policies, purchases of securities on such bases may involve more risk than other types of purchases. For example, a Series may have to sell assets which have been set aside in order to meet redemptions. Also, if a Series determines it is advisable as a matter of investment strategy to sell the "when-issued" or "forward delivery" securities, the Series would be required to meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or less than the Series' payment obligation).

ZERO COUPON OBLIGATIONS

     Each Series may acquire zero coupon obligations when consistent with its investment objective and policies. Such obligations have greater price volatility than coupon obligations and will not result in payment of interest until maturity. Since dividend income is accrued throughout the term of the zero coupon obligation but is not actually received until maturity, a Series may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - SERIES OTHER THAN MONEY MARKET SERIES

     GENERAL. The successful use of such instruments draws upon the Advisers' skill and experience with respect to such instruments and usually depends on the Advisers' ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Series may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

     FUTURES CONTRACTS. A Series may enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices including any index of U.S. Government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. A Series may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. A Series may also enter into futures contracts which are based on bonds issued by entities other than the U.S. Government.

     At the same time a futures contract is purchased or sold, the Series must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Series would provide or receive cash that reflects any decline or increase in the contract's value.

     At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

     Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a Series will incur brokerage fees when it purchases or sells futures contracts.

     The purpose of the acquisition or sale of a futures contract, in the case of a Series which holds or intends to acquire fixed-income securities, is to attempt to protect the Series from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase, a Series might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Series. If interest rates did increase, the value of the debt securities in a Series would decline, but the value of the futures contracts to the Series would increase at approximately the same rate, thereby keeping the net asset value of the Series from declining as much as it otherwise would have. The Series could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows a Series to maintain a defensive position without having to sell its portfolio securities.

     Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Series could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Series could then buy debt securities on the cash market. To the extent a Series enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Series' obligations with respect to such futures contracts will consist of cash, cash equivalents or high quality liquid debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Series with respect to such futures contracts.

     The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Advisers may still not result in a successful transaction.

     In addition, futures contracts entail risks. Although the Advisers believe that use of such contracts will benefit the Series, if the Advisers' investment judgment about the general direction of interest rates is incorrect, a Series' overall performance would be poorer than if it had not entered into any such contract. For example, if a Series has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held by it and interest rates decrease instead, the Series will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Series has insufficient cash, it may have to sell debt securities to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. A Series may have to sell securities at a time when it may be disadvantageous to do so.

     OPTIONS ON FUTURES CONTRACTS. The Series intend to purchase and write options on futures contracts for edging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Series is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Series will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Series' portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Series will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Series intends to purchase. If a put or call option the Series has written is exercised, the Series will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Series' losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Series may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.

     The amount of risk a Series assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

     The Board of Trustees of Diversified Investors Portfolios has adopted the requirement that futures contracts and options on futures contracts be used either (i) as a hedge without regard to any quantitative limitation, or (ii) for other purposes to the extent that immediately thereafter the aggregate amount of margin deposits on all (non-hedge) futures contracts of the Series and premiums paid on outstanding (non-hedge) options on futures contracts owned by the Series does not exceed 5% of the market value of the total assets of a Series. In addition, the aggregate market value of the outstanding futures contracts purchased by a Series may not exceed 50% of the market value of the total assets of the Series. Neither of these restrictions will be changed by the Board of Trustees of Diversified Investors Portfolios without considering the policies and concerns of the various applicable federal and state regulatory agencies.

     OPTIONS ON FOREIGN CURRENCIES. A Series may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Series may purchase put options on the foreign currency. If the value of the currency does decline, the Series will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

     Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Series may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Series deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Series could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

     A Series may write options on foreign currencies for the same types of hedging purposes. For example, where a Series anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Series could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Series to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Series would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Series also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

     The Series intend to write covered call options on foreign currencies. A call option written on a foreign currency by a Series is "covered" if the Series owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Series has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Series in cash, U.S. Government securities and other high quality liquid debt securities in a segregated account with its custodian.

     The Series also intend to write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Series owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, a Series collateralizes the option by maintaining in a segregated account with its custodian, cash or U.S. Government securities or other high quality liquid debt securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

     ADDITIONAL RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES. Unlike transactions entered into by a Series in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

     Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Series to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

     As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. A Series' ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, each Series will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. With respect to options written with primary dealers in U.S. Government Securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

     In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Series' ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

OPTIONS ON SECURITIES - SERIES OTHER THAN MONEY MARKET SERIES

     The Series may write (sell) covered call and put options to a limited extent on its portfolio securities ("covered options") in an attempt to increase income. However, a Series may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Series.

     When a Series writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Series will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which a Series has no control, the Series must sell the underlying security to the option holder at the exercise price. By writing a covered call option, a Series forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

     When a Series writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Series at the specified exercise price at any time during the option period. If the option expires unexercised, the Series will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which a Series has no control, the Series must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, a Series, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. A Series will only write put options involving securities for which a determination is made at the time the option is written that the Series wishes to acquire the securities at the exercise price.

     A Series may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." Where a Series cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

     When a Series writes an option, an amount equal to the net premium received by the Series is included in the liability section of the Series' Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Series enters into a closing purchase transaction, the Series will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Series will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Series.

     A Series may purchase call and put options on any securities in which it may invest. A Series would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Series, in exchange for the premium paid, to purchase a security at a specified price during the option period. A Series would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

     A Series would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle a Series, in exchange for the premium paid, to sell a security, which may or may not be held in the Series' portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Series' portfolio securities. Put options also may be purchased by a Series for the purpose of affirmatively benefiting from a decline in the price of securities which the Series does not own. A Series would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

     The Series have adopted certain other nonfundamental policies concerning option transactions which are discussed below. A Series' activities in options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

     The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

     The Series may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. Government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Series will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Advisers will monitor the creditworthiness of dealers with whom a Series enters into such options transactions under the general supervision of the Trustees of Diversified Investors Portfolios.

OPTIONS ON SECURITIES INDICES - SERIES OTHER THAN MONEY MARKET SERIES

     In addition to options on securities, the Series may also purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities."

     Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Series generally will only purchase or write such an option if the Advisers believe the option can be closed out.

     Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Series will not purchase such options unless the Advisers believe the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

     Price movements in the Series may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Advisers may be forced to liquidate portfolio securities to meet settlement obligations.

SHORT SALES "AGAINST THE BOX" - SERIES OTHER THAN MONEY MARKET SERIES

     In a short sale, a Series sells a borrowed security and has a corresponding obligation to the lender to return the identical security. A Series may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box".

     In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a Series engages in a short sale, the collateral for the short position will be maintained by its custodian or qualified sub-custodian. While the short sale is open, a Series maintains in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Series' long position.

     The Series will not engage in short sales against the box for investment purposes. A Series may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security (or a security convertible or exchangeable for such security), or when a Series wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes or for purposes of satisfying certain tests applicable to regulated investment companies under the Code. In such case, any future losses in a Series' long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced depends upon the amount of the security sold short relative to the amount a Series owns. There are certain additional transaction costs associated with short sales against the box, but the Series endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

     As a non-fundamental operating policy, the Advisers do not expect that more than 40% of a Series' total assets would be involved in short sales against the box. The Advisers do not currently intend to engage in such sales.

CERTAIN OTHER OBLIGATIONS

     In order to allow for investments in new instruments that may be created in the future, a Series may, upon supplementing this Statement of Additional Information, invest in obligations other than those listed previously, provided such investments are consistent with a Series' investment objective, policies and restrictions.

RATING SERVICES

     The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Advisers also make their own evaluations of these securities, subject to review by the Board of Trustees of Diversified Investors Portfolios. After purchase by a Series, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Series. Neither event would require a Series to dispose of the obligation, but the Advisers will consider such an event in their determination of whether a Series should continue to hold the obligation. A description of the ratings used herein and in the Prospectus is set forth in the Appendix to this Statement of Additional Information.

     Except as stated otherwise, all investment policies and restrictions described herein are non-fundamental, and may be changed without prior shareholder approval.

                            INVESTMENT RESTRICTIONS

     The following investment restrictions are "fundamental policies" of each Series and may not be changed without the approval of a "majority of the outstanding voting securities" of the Series. "Majority of the outstanding voting securities" under the 1940 Act and as used in this Statement of Additional Information and the Prospectus, means, with respect to a Series, the lesser of (i) 67% or more of the total beneficial interests of the Series present at a meeting if the holders of more than 50% of the total beneficial interests of the Series are present or represented by proxy or (ii) more than 50% of the total beneficial interests of the Series. If a percentage or a rating restriction on investment or utilization of assets is adhered to at the time an investment is made or assets are so utilized, a later change in such percentage resulting from changes in a Series' total assets or the value of a Series' securities, or a later change in the rating of a portfolio security, will not be considered a violation of the relevant policy.

     As a matter of fundamental policy, no Series may:

          (1) borrow money or mortgage or hypothecate assets of the Series, except that in an amount not to exceed 1/3 of the current value of the Series' assets (including such borrowing) less liabilities (not including such borrowing), it may borrow money and enter into reverse repurchase agreements, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

          (2) underwrite securities issued by other persons except insofar as Diversified Investors Portfolios or a Series may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

          (3) make loans to other persons except (a) through the lending of portfolio securities and provided that any such loans not exceed 30% of the Series' total assets (taken at market value), (b) through the use of repurchase agreements or the purchase of short-term obligations or (c) by purchasing debt securities of types distributed publicly or privately;

          (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts), except in the ordinary course of business a Series may hold and sell portfolio real estate acquired as a result of a Series' ownership of securities;

          (5) concentrate its investments in any particular industry (excluding U.S. Government Securities), but if it is deemed appropriate for the achievement of the Series' investment objective(s), up to 25% of its total assets may be invested in any one industry (except that the

     Money Market Series reserves the right to concentrate 25% or more of its assets in obligations of domestic branches of domestic banks);

          (6) issue any senior security (as that term is defined in the 1940
     Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction; or

          (7) enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are not readily marketable (which securities would include participation interests and floating and variable rate demand obligations as to which no secondary market exists and the Series cannot exercise a demand feature on not more than seven days' notice), if, in the aggregate, more than 15% (10% in the case of the Money Market Series) of its net assets would be so invested. A Series may not invest in time deposits maturing in more than seven days.

     State and Federal Restrictions. In order to comply with certain state and federal statutes and policies each Series will not as a matter of operating policy:

       (i) borrow money for any purpose in excess of 10% of the Series' total assets (taken at cost), except that the Series may borrow for temporary or emergency purposes up to 1/3 of its assets;
      (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Series' net assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, reverse repurchase agreements, when-issued securities and other similar investment techniques are not considered a pledge of assets for purposes of this restriction;
     (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;
      (iv)   invest for the purpose of exercising control or management;
       (v) purchase securities issued by any other investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for a Series if such purchase at the time thereof would cause (a) more than 10% of the Series' total assets
             (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more that 5% of the Series' total assets (taken at the greater of cost or market value) to be invested in any one investment company;
             or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Series; and provided further that a Series may not purchase any security from any open-end investment company;
      (vi) purchase securities of any issuer if such purchase at the time thereof would cause the Series to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

     (vii) purchase or retain in a Series' portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of Diversified Investors Portfolios or is an officer or partner of the Adviser or Subadviser, if after the purchase of the securities of such issuer for a Series one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;
    (viii)   invest more than 5% of a Series' net assets in warrants
             (valued at the lower of cost or market), but not more than 2% of a Series' net assets may be invested in warrants not listed on the New York Stock Exchange or the American Stock
             Exchange; or
      (ix)   make short sales of securities or maintain a short position
             (excluding short sales if the Series owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of equivalent kind and amount) if such short sales represent more than 25% of the Series' net assets (taken at market value); provided, however, that the value of the Series' short sales of securities (excluding
             U.S. Government Securities) of any one issuer may not be greater than 2% of the value (taken at market value) of the Series' net assets or more than 2% of the securities of any class of any issuer.

     Policies (i) through (ix) may be changed by the Board of Trustees of Diversified Investors Portfolios.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     Portfolio changes are made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Therefore, the rate of portfolio turnover is not a limiting factor when changes are appropriate. Portfolio trading is engaged in for a Series if the Advisers believe that a transaction net of costs (including custodian charges) will help achieve the Series' investment objectives.

     A Series' purchases and sales of securities may be principal transactions, that is, securities may be purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases and, therefore, the Series do not anticipate paying brokerage commissions in such transactions. Any transactions for which a Series pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and the asked price.

     Allocations of transactions, including their frequency, to various dealers is determined by the Subadvisers in their best judgement and in a manner deemed to be in the best interest of the investors in a Series rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

     Investment decisions for a Series will be made independently from those for any other account or investment company that is or may in the future become managed by the Advisers or their affiliates. If, however, a Series and other investment companies or accounts managed by the Subadvisers are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Series or the size of the position obtainable for the Series. In addition, when purchases or sales of the same security for a Series and for other investment companies managed by the Subadvisers occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales. Further-more, in certain circumstances affiliates of the Subadvisers whose investment portfolios are managed internally, rather than by the Subadvisers, might seek to purchase or sell the same type of investments at the same time as a Series. Such an event might also adversely affect that Series.

DETERMINATION OF NET ASSET VALUE; VALUATION OF SECURITIES

     Beneficial interests in each Series of Diversified Investors Portfolios are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Act. of 1933 Act.

     Portfolio securities are valued on the basis of market quotations when they are readily available. Each Series values mortgage-backed and other debt securities for which market quotations are not readily available at their fair value as determined in good faith, utilizing procedures approved by the Board of Trustees of Diversified Investors Portfolios, on the basis of valuations provided either by dealers or a pricing service. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at cost adjusted for amortization of premiums and accretion of discounts.

     Interest rate futures contracts held by a Series are valued on the basis of closing market quotations, which are normally available daily. When market quotations are not readily available, the fair value of these contracts will be determined in good faith utilizing procedures approved by the Board of Trustees of Diversified Investors Portfolios.

     A determination of value used in calculating net asset value must be a fair value determination made in good faith utilizing procedures approved by Diversified Investors Portfolios Board of Trustees. While no single standard for determining fair value exists, as a general rule, the current fair value of a security would appear to be the amount which a Series could expect to receive upon its current sale. Some, but not necessarily all, of the general factors which may be considered in determining fair value include: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold. Without limiting or including all of the specific factors which may be considered in determining fair value, some of the specific factors include: type of security, financial statements of the issuer, cost at date of purchase, size of holding, discount from market value, value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the securities, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

MANAGEMENT OF DIVERSIFIED INVESTORS PORTFOLIOS

     The Trustees and officers of Diversified Investors Portfolios and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees who are "interested persons" (as defined in the 1940 Act) of Diversified Investors Portfolios. Unless otherwise indicated, the address of each Trustee and officer of Diversified Investors Portfolios is 4 Manhattanville Road, Purchase, New York 10577.

           TRUSTEES AND OFFICERS OF DIVERSIFIED INVESTORS PORTFOLIOS

                                    TRUSTEES


                                             AGE
                                           (AS OF
                                         11/15/2002)
                                         -----------
INTERESTED TRUSTEES:
Mark Mullin*...........................      39        6/2002 to present - Director, President and
(Managing Board Member)                                Chief Executive Officer, Diversified; 4/1995 to
                                                       6/2002 - Vice President, Diversified Investment
                                                       Advisors, Inc.
Peter G. Kunkel*.......................      52        6/2002 to present - Senior Vice President, Chief
                                                       Operating Officer, Diversified Investment
                                                       Advisors, Inc.; 9/2001 to 6/2002 - Vice
                                                       President and Treasurer, Diversified. 11/1993 to
                                                       9/2001 - Vice President, Diversified Investment
                                                       Advisors, Inc.
DISINTERESTED TRUSTEES:
Neal M. Jewell.........................      68        1995 to present - Consultant; Independent
(Managing Board Member)                                Trustee, EAI Select (a registered investment
355 Thornridge Drive,                                  company).
Stamford, Connecticut 06903
Robert Lester Lindsay..................      68        7/1989 to present - Retired; Prior to 7/1989 -
2 Hugenot Center                                       Executive Vice President, The MONY Group, Inc.
Tenafly, NJ 07670
Eugene M. Mannella.....................      48        8/1993 to present - Executive Vice President,
(Managing Board Member)                                President, International Fund Services (mutual
Two Orchard Neck Road,                                 fund administration).
Center Moriches, New York 11934
Joyce Galpern Norden...................      63        9/1996 to present - Vice President,
505 Redleaf Road                                       Institutional Advancement, Reconstructionist
Wynnewood, PA 19096                                    Rabbinical College.
Patricia L. Sawyer.....................      51        1990 to present - President and Executive Search
(Managing Board Member)                                Consultant, Smith & Sawyer LLC.
Smith & Sawyer LLP
P.O. Box 8063
Vero Beach, FL 32963


                                    OFFICERS

     Mr. Mullin is President and Chairman of the Board of Diversified Investors Portfolios.


                                           AGE
                                         (AS OF
                                       11/15/2002)
                                       -----------
Robert F. Colby......................      47        1/1994 to present - Vice President and General
                                                     Counsel, Diversified; 11/1993 to present - Vice
                                                     President of DISC; 3/1995 to present - Vice
                                                     President and Assistant Secretary, Transamerica
                                                     Financial Life Insurance Company.
Joseph P. Carusone...................      37        6/2002 to present - Vice President, Diversified
                                                     Investment Advisors, Inc.; 12/1999 to 6/2002 -
                                                     Director, Diversified; 10/1993 to 12/1999 - Vice
                                                     President, The Bank of New York.
John F. Hughes.......................      61        1/1994 to present - Vice President and Senior
                                                     Counsel, Diversified; 11/1993 to present - Vice
                                                     President Transamerica Financial Life Insurance
                                                     Company; 11/1993 to present - Assistant Secretary,
                                                     DISC.
Suzanne Montemurro...................      38        10/1998 to present - Director, Diversified; 6/1998
                                                     to 12/1998 - Assistant Vice President, The Bank of
                                                     New York.


     The Declaration of Trust provides that the Diversified Investors Portfolios will indemnify its Trustees and officers as described below under "Description of the Trust; Fund Shares."

                          INVESTMENT ADVISORY SERVICES

     The Diversified Investment Advisors, Inc. ("Diversified") manages the assets of each Series pursuant to an Investment Advisory Agreement (the "Advisory Agreement") with Diversified Investors Portfolios with respect to that Series and the investment policies described herein and in the Prospectus. Subject to such further policies as the Diversified Investors Portfolios' Board of Trustees may determine, the Diversified provides general investment advice to each Series. For its services under each Advisory Agreement, Diversified receives from each Series fees accrued daily and paid monthly at an annual rate equal to the percentages specified in the table set forth in the Prospectus of the corresponding Series' average daily net assets.

     For each Series of Diversified Investors Portfolios, Diversified has entered into an Investment Subadvisory Agreement (each a "Subadvisory Agreement") with one or more of the subadvisers (each "Subadviser," and collectively the "Subadvisers"). It is the responsibility of a Subadviser to make the day to day investment decisions for its Series and to place the purchase and sales orders for securities transactions of such Series, subject in all cases to the general supervision of Diversified. Each Subadviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the corresponding Series' investments and effecting securities transactions for a Series.

     Each Advisory Agreement provides that Diversified or a Subadviser, as the case may be, may render services to others. Each agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by a Series when authorized either by majority vote of the investors in the Series (with the vote of each being in proportion to the amount of their investment) or by a vote of a majority of its Board of Trustees of Diversified Investors Portfolios, or by Diversified or a Subadviser on not more than 60 days' nor less than 30 days' written notice, as the case may be, and will automatically terminate in the event of its assignment. Each agreement provides that neither Diversified nor Subadviser nor their personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the corresponding Series, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its or their obligations and duties under the Advisory Agreement and the Subadvisory Agreement, as the case may be.

     Diversified's and Subadviser's fees are described in to the Prospectus. Diversified, if required by applicable state law, shall reimburse a Series or waive all or part of its fees up to, but not exceeding, its investment advisory fees from the Series. Such reimbursement, if required, will be equal to the combined aggregate annual expenses which exceed that expense limitation with the lowest threshold prescribed by any state in which such Series is qualified for offer or sale. Management of Diversified Investors Portfolios has been advised that the lowest such threshold currently in effect is 2 1/2% of net assets up to $30,000,000, 2% of the next $70,000,000 of net assets and 1/2% of net assets in excess of that amount.

                                 ADMINISTRATOR

     The Administrative Services Agreement between Diversified, as Administrator, and Diversified Investors Portfolios is described in the Prospectus. The agreement provides that Diversified may render services to others as administrator. In addition, the agreement terminates automatically if it is assigned and may be terminated without penalty by majority vote of the investors in Diversified Investors Portfolios (with the vote of each being in proportion to the amount of their investment). The Administrative Services Agreement also provides that neither Diversified nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in connection with any Series, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their duties or obligations under said agreements.

                          CUSTODIAN AND TRANSFER AGENT

     Pursuant to a Custodian Contract, Investors Bank & Trust Company acts as the custodian of each Series' assets (the "Custodian"). The Custodian's business address is 89 South Street, Boston, Massachusetts 02205-1537. The Custodian's responsibilities include safeguarding and controlling cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Series' investments, maintaining books of original entry for portfolio accounting and other required books and accounts, and calculating the daily net asset value of beneficial interests in each Series. Securities held by a Series may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company and may be held by a subcustodian bank if such arrangements are reviewed and approved by the Board of Trustees of Diversified Investors Portfolios. The Custodian does not determine the investment policies of any Series or decide which securities any Series will buy or sell. A Series may, however, invest in securities of the Custodian and may deal with the Custodian as principal in securities and foreign exchange transactions. For its services, the Custodian will receive such compensation as may from time to time be agreed upon by it and Diversified Investors Portfolios.

INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP, serves as the independent accountants for Diversified Investors Portfolios providing audit and accounting services including (i) audit of the annual financial statements, (ii) assistance and consultation with respect to the filings with the Securities and Exchange Commission and (iii) preparation of annual income tax returns.

The financial statements of Diversified Investors Portfolios included herein have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

CAPITAL STOCK AND OTHER SECURITIES

     Diversified Investors Portfolios is organized as a trust under the law of the State of New York. Under Diversified Investors Portfolios Declaration of Trust, the Trustees are authorized to issue beneficial interest in one or more Series. Currently there are nine active Series of Diversified Investors Portfolios. Investors in a Series will be held personally liable for the obligations and liabilities of that Series (and of no other Series), subject, however, to indemnification by Diversified Investors Portfolios in the event that there is imposed upon an investor a greater portion of the liabilities and obligations of the Series than its proportionate beneficial interest in the Series. The Declaration of Trust also provides that Diversified Investors Portfolios shall maintain appropriate insurance (for example, a fidelity bond and errors and omissions insurance) for the protection of Diversified Investors Portfolios, its investors, Trustees, officers, employees and agents, and covering possible tort and other liabilities. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and Diversified Investors Portfolios itself was unable to meet its obligations.

     Investors in a Series are entitled to participate pro rata in distributions of taxable income, loss, gain and credit of their respective Series only. Upon liquidation or dissolution of a Series, investors are entitled to share pro rata in that Series' (and no other Series) net assets available for distribution to its investors. Diversified Investor Portfolios reserves the right to create and issue additional Series of beneficial interest, in which case the beneficial interests in each new Series would participate equally in the earnings, dividends and assets of that particular Series only (and no other Series). Any property of Diversified Investors Portfolios is allocated and belongs to a specific Series to the exclusion of all other Series. All consideration received by Diversified Investors Portfolios for the issuance and sale of beneficial interests in a particular Series, together with all assets in which such consideration is invested or reinvested, all income, earnings and proceeds thereof, and any funds or payments derived from any reinvestment of such proceeds, is held by the Trustees of Diversified Investors Portfolios in a separate subtrust (a Series) for the benefit of investors in that Series and irrevocably belongs to that Series for all purposes. Neither a Series no investors in that Series possess any right to or interest in the assets belonging to any other Series.

     Investments in a Series have no preference, preemptive, conversion or similar rights and are fully paid and nonassessable, except as set forth below. Investments in a Series may not be transferred.

     Each investor is entitled to a vote in proportion to the amount of its investment in each Series. Investors in a Series do not have cumulative voting rights, and investors holding more than 50% of the aggregate beneficial interests in all outstanding Series may elect all of the Trustees if they choose to do so and in such event other investors would not be able to elect any Trustees. Investors in each Series will vote as a separate class except as to voting for the election of Trustees, as otherwise required by the 1940 Act, or if determined by the Trustees to be a matter which affects all Series. As to any matter which does not affect the interest of a particular Series, only investors in the one or more affected Series are entitled to vote. Diversified Investors Portfolios is not required and has no current intention of holding annual meetings of investors, but will hold special meetings of investors when in the judgment of Trustees it is necessary or desirable to submit matters for an investor vote. The Declaration of Trust may be amended without the vote of investors, except that investors have the right to approve by affirmative majority vote any amendment which would affect their voting rights, alter the procedures to amend the Declaration of Trust, or as required by law or by Diversified Investors Portfolios registration statement, or as submitted to them by the Trustees. Any amendment submitted to investors which the Trustees determine would affect the investors of any Series shall be authorized by vote of the investors of such Series and no vote will be required of investors in a Series not affected.

     Diversified Investors Portfolios or any Series may enter into a merger or consolidation, or sell all or substantially all of its assets, if approved (a) at a meeting of investors by investors representing the lesser of (i) 67% or more of the beneficial interest in the affected Series present or represented at such meeting, if investors in more that 50% of all such beneficial interests are present or represented by proxy, or (ii) more than 50% of all such beneficial interests, or (b) by an instrument in writing without a meeting, consented to by investors representing not less than a majority of the beneficial interest in the affected Series. Diversified Investors Portfolios or any Series may also be terminated (i) upon liquidation and distribution of its assets if approved by the vote of two thirds of its investors (with the vote of each being in proportion to the amount of its investment), (ii) by the Trustees by written notice to its investors, or (iii) upon the bankruptcy or expulsion of an investor in the affected Series, unless the investors in such Series, by majority vote, agree to continue the Series. Diversified Investors Portfolios will be dissolved upon the dissolution of the last remaining Series.

     The Declaration of Trust provides that obligations of Diversified Investors Portfolios are not binding upon the Trustees individually but only upon the property of Diversified Investors Portfolios and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

     The Declaration of Trust further provides that it will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with Diversified Investors Portfolios, unless, as to liability to Diversified Investors Portfolios or its investors, it is finally adjudicated that they engaged in wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of Diversified Investors Portfolios. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in wilful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

TAXATION

     Diversified Investors Portfolios is organized as a New York trust. The Trust and each Series are not subject to any income or franchise tax in the State of New York or the Commonwealth of Massachusetts. However, each investor in a Series will be taxable on its share (as determined in accordance with the governing instruments of the Trust) of the Series' ordinary income and capital gain in determining its income tax liability. The determination of such share will be made in accordance with the Code and regulations promulgated thereunder.

     Each Series, since it is taxed as a partnership, is not subject to federal income taxation. Instead, and investor must take into account, in computing its federal income tax liability, its share of the Series' income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Series.

     Withdrawals by investors from each Series generally will not result in their recognizing any gain or loss for federal income tax purposes, except that
(1) gain will be recognized to the extent that any cash distributed exceeds the basis of the investor's interest in the Series prior to the distribution, (2) income or gain will be realized if the withdrawal is in liquidation of the investor's entire interest in the Series and includes a disproportionate share of any unrealized receivables held by the Series, and (3) loss will be recognized if the distribution is in liquidation of that entire interest and consists solely of cash and/or unrealized receivables. The basis of an investor's interest in a Series generally equals the amount of cash and the basis of any property that the investor invests in the Series, increased by the investor's share of income from the Series and decreased by the amount of any cash distributions and the basis of any property distributed from the Series.

     Each Series' taxable year-end will be December 31. Although, as described above, the Series will not be subject to federal income tax, each will file appropriate income tax information returns.

     It is intended that each Series' assets, income and distributions will be managed in such a way that an investor in each Series will be able to satisfy the requirements of Subchapter M of the Code.

                               HEDGING STRATEGIES

     The use of hedging strategies, such as a Series' entering into interest rate futures contracts and purchasing options thereon, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith. Income from the disposition of futures contracts and options thereon will be subject to the limitation that a Series must derive less than 30% of its gross income from the sale or other disposition of securities, options or futures contracts held for less than three months (the "Short-Short Limitation").

     If certain requirements are satisfied, any increase in value on a position that is part of a "designated hedge" will be offset by an decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Short-Short Limitation is satisfied. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Series intends to qualify for this treatment when it engages in hedging transactions, but at the present time it is not clear whether this treatment will be available for all of a Series' hedging transactions. To the extent this treatment is not available, a Series may be forced to defer the closing out of certain options and futures contracts beyond the time when it otherwise would be advantageous to do so, in order for an investor in the Series to qualify as a Regulated Investment Company.

                                 OTHER TAXATION

     The investment by an investor in a Series does not cause the investor to be liable for any income or franchise tax in the State of New York. Investors are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Series.

                          FINANCIAL STATEMENTS OF MONY

     The financial statements of MONY that are included in this Statement of Additional Information are different from the financial statements of Keynote. The financial statements of MONY should be considered only as bearing upon the ability of MONY to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in Keynote.

                                                                      APPENDIX A



                        DESCRIPTION OF SECURITY RATINGS



STANDARD & POOR'S



CORPORATE AND MUNICIPAL BONDS



     AAA -- An obligor rated AAA has extremely strong capacity to meet its financial commitments. AAA is the highest Issuer Credit Rating assigned by Standard & Poor's.



     AA -- An obligor rated AA has very strong capacity to meet its financial commitments. It differs from the highest rated obligors only in small degree.



     A -- An obligor rated A has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.



     BBB -- An obligor rated BBB has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.



     Obligors rated BB are regarded as having significant speculative characteristics. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.



     BB -- An obligor rated BB is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitments.



     PLUS (+) OR MINUS (-) The ratings from AA to BB may be modified by the addition of a plus or minus sign to denote relative standing within the major ratings categories.



COMMERCIAL PAPER, INCLUDING TAX EXEMPT



     A-1 -- An obligor rated A-1 has strong capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is extremely strong.



     A-2 -- An obligor rated A-2 has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.



     A-3 -- An obligor rated A-3 has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.



MOODY'S



CORPORATE AND MUNICIPAL BONDS



     Aaa -- Bonds and preferred stock that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



     Aa -- Bonds and preferred stock that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.



     A -- Bonds and preferred stock that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.



     Baa -- Bonds and preferred stock that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



     Ba -- Bonds and preferred stock that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.



COMMERCIAL PAPER



     PRIME-1 -- Issuers (or supporting institutions) rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:



     - Leading market positions in well-established industries.



     - High rates of return on funds employed.



     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.



     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.



     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of MONY Life Insurance Company and the
Contractholders of Keynote Series Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market, Intermediate Government Bond, Core Bond, Balanced, Value & Income, Equity Growth, and Calvert Subaccounts (constituting the Keynote Series Account) at December 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Keynote Series Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 18, 2003

                             KEYNOTE SERIES ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2002

                                           INTERMEDIATE
                                MONEY       GOVERNMENT                               VALUE &       EQUITY
                                MARKET         BOND       CORE BOND     BALANCED      INCOME       GROWTH      CALVERT
                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                              ----------   ------------   ----------   ----------   ----------   ----------   ----------
ASSETS:
Investment in the Funds, at
  value (Notes 1 and 2).....   $402,423      $703,210      $377,224    $1,533,428   $5,749,772   $2,848,248    $     --
Investment in Calvert Social
  Balanced Portfolio (Cost
  $338,777).................         --            --            --           --           --           --      244,978
Receivable for units
  purchased.................         --         8,230         8,230        2,704        1,110           --           --
Receivable from MONY........      3,659            --            --           --           --       21,198           --
                               --------      --------      --------    ----------   ----------   ----------    --------
Total assets................    406,082       711,440       385,454    1,536,132    5,750,882    2,869,446      244,978
                               --------      --------      --------    ----------   ----------   ----------    --------
LIABILITIES:
Payable for units
  redeemed..................         --            --            --           --       16,461          619           --
Accrued mortality and
  expense risk..............      3,983           671           360        1,492        5,620       23,648          239
                               --------      --------      --------    ----------   ----------   ----------    --------
Total liabilities...........      3,983           671           360        1,492       22,081       24,267          239
                               --------      --------      --------    ----------   ----------   ----------    --------
NET ASSETS ATTRIBUTABLE TO
  ANNUITY CONTRACTHOLDERS...   $402,099      $710,769      $385,094    $1,534,640   $5,728,801   $2,845,179    $244,739
                               ========      ========      ========    ==========   ==========   ==========    ========
Accumulation units..........     21,373        35,823        13,580       52,976      159,138       81,284       11,098
                               ========      ========      ========    ==========   ==========   ==========    ========
Unit value..................   $  18.81      $  19.84      $  28.36    $   28.97    $   36.00    $   35.00     $  22.05
                               ========      ========      ========    ==========   ==========   ==========    ========

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                           INTERMEDIATE
                                MONEY       GOVERNMENT                                VALUE &       EQUITY
                                MARKET         BOND       CORE BOND     BALANCED      INCOME        GROWTH       CALVERT
                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                              ----------   ------------   ----------   ----------   -----------   -----------   ----------
INVESTMENT INCOME (LOSS):
Net investment income (loss)
  allocated from Diversified
  Investors Portfolios (Note
  2):
  Interest income...........    $6,130       $21,266       $18,226     $  37,998    $    5,999    $    1,069     $     --
  Dividend income...........        --            --            --        16,488       168,535        31,945           --
  Income from loaned
    securities -- net.......        --            89            71           173           655           404           --
  Expenses..................      (860)       (1,960)       (1,360)       (8,700)      (34,620)      (25,188)          --
Dividend income from Calvert
  Social Balanced Portfolio
  (Note 2):.................        --            --            --            --            --            --        7,181
                                ------       -------       -------     ---------    -----------   -----------    --------
Net investment income from
  Portfolios and Calvert....     5,270        19,395        16,937        45,959       140,569         8,230        7,181
                                ------       -------       -------     ---------    -----------   -----------    --------
EXPENSES (NOTE 4):
  Mortality and expense
    risk....................     3,415         5,549         3,828        19,062        79,568        42,768        2,775
  Less expenses reimbursed
    by MONY.................      (550)           --            --            --            --        (5,739)          --
                                ------       -------       -------     ---------    -----------   -----------    --------
  Net expenses..............     2,865         5,549         3,828        19,062        79,568        37,029        2,775
                                ------       -------       -------     ---------    -----------   -----------    --------
Net investment income
  (loss)....................     2,405        13,846        13,109        26,897        61,001       (28,799)       4,406
                                ------       -------       -------     ---------    -----------   -----------    --------
REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  SECURITIES, FUTURES, SHORT
  SALES, OPTIONS AND FOREIGN
  CURRENCIES (NOTE 2):
  Net realized gains
    (losses) on
    securities..............         9         5,696        10,760      (136,628)     (199,332)     (644,456)      (8,502)
  Net realized losses on
    futures, options, and
    short sales.............        --            --        (4,628)       (5,869)           --            --           --
  Net realized gains
    (losses) on foreign
    currency transactions...        --            --           (16)         (118)           --            17           --
  Net change in unrealized
    appreciation
    (depreciation) on
    securities..............        --        13,284        10,130       (96,488)   (1,167,003)     (464,380)     (32,073)
  Net change in unrealized
    depreciation on
    futures.................        --            --        (1,795)       (2,795)           --            --           --
  Net change in unrealized
    depreciation on
    translation of assets
    and liabilities
    denominated in foreign
    currencies..............        --            --          (268)         (729)           --            (2)          --
                                ------       -------       -------     ---------    -----------   -----------    --------
  Net realized and
    unrealized gains
    (losses) on securities,
    futures, options, short
    sales, and foreign
    currencies..............         9        18,980        14,183      (242,627)   (1,366,335)   (1,108,821)     (40,575)
                                ------       -------       -------     ---------    -----------   -----------    --------
Net increase (decrease) in
  net assets resulting from
  operations................    $2,414       $32,826       $27,292     $(215,730)   $(1,305,334)  $(1,137,620)   $(36,169)
                                ======       =======       =======     =========    ===========   ===========    ========

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                        INTERMEDIATE
                             MONEY       GOVERNMENT                                VALUE &       EQUITY
                             MARKET         BOND       CORE BOND     BALANCED      INCOME        GROWTH       CALVERT
                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                           ----------   ------------   ----------   ----------   -----------   -----------   ----------
FROM OPERATIONS:
Net investment income
  (loss) from Portfolios
  and Calvert............   $  2,405     $  13,846     $  13,109    $  26,897    $    61,001   $   (28,799)   $  4,406
Net realized gains
  (losses) on
  securities.............          9         5,696        10,760     (136,628)      (199,332)     (644,456)     (8,502)
Net realized losses on
  futures, options, and
  short sales............         --            --        (4,628)      (5,869)            --            --          --
Net realized gains
  (losses) on foreign
  currency
  transactions...........         --            --           (16)        (118)            --            17          --
Net change in unrealized
  appreciation
  (depreciation) on
  securities.............         --        13,284        10,130      (96,488)    (1,167,003)     (464,380)    (32,073)
Net change in unrealized
  depreciation on
  futures................         --            --        (1,795)      (2,795)            --            --          --
Net change in unrealized
  depreciation on
  translation of assets
  and liabilities
  denominated in foreign
  currencies.............         --            --          (268)        (729)            --            (2)         --
                            --------     ---------     ---------    ----------   -----------   -----------    --------
Net increase (decrease)
  in net assets resulting
  from operations........      2,414        32,826        27,292     (215,730)    (1,305,334)   (1,137,620)    (36,169)
                            --------     ---------     ---------    ----------   -----------   -----------    --------
FROM UNIT TRANSACTIONS:
Net proceeds from units
  issued.................    218,601       442,689       135,927      142,541        447,565       236,233      43,458
Net asset value of units
  redeemed...............    (95,521)     (198,267)     (152,938)    (374,501)    (2,042,632)   (1,382,517)    (29,545)
                            --------     ---------     ---------    ----------   -----------   -----------    --------
Net increase (decrease)
  in net assets from unit
  transactions...........    123,080       244,422       (17,011)    (231,960)    (1,595,067)   (1,146,284)     13,913
                            --------     ---------     ---------    ----------   -----------   -----------    --------
Net increase (decrease)
  in net assets..........    125,494       277,248        10,281     (447,690)    (2,900,401)   (2,283,904)    (22,256)
NET ASSETS:
Beginning of year........    276,605       433,521       374,813    1,982,330      8,629,202     5,129,083     266,995
                            --------     ---------     ---------    ----------   -----------   -----------    --------
End of year..............   $402,099     $ 710,769     $ 385,094    $1,534,640   $ 5,728,801   $ 2,845,179    $244,739
                            ========     =========     =========    ==========   ===========   ===========    ========
Units outstanding
  beginning of year......     14,818        23,408        14,282       60,898        200,912       110,873      10,518
Units issued during
  year...................     11,649        22,647         4,971        4,702         10,889         6,027       1,916
Units redeemed during
  year...................     (5,094)      (10,232)       (5,673)     (12,624)       (52,663)      (35,616)     (1,336)
                            --------     ---------     ---------    ----------   -----------   -----------    --------
Units outstanding end of
  year...................     21,373        35,823        13,580       52,976        159,138        81,284      11,098
                            ========     =========     =========    ==========   ===========   ===========    ========

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                        INTERMEDIATE
                             MONEY       GOVERNMENT                                VALUE &       EQUITY
                             MARKET         BOND       CORE BOND     BALANCED      INCOME        GROWTH       CALVERT
                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                           ----------   ------------   ----------   ----------   -----------   -----------   ----------
FROM OPERATIONS:
Net investment income
  (loss) from Portfolios
  and Calvert............   $  7,921     $  17,202     $  16,298    $  35,545    $    90,189   $   (52,806)  $  11,942
Net realized gains
  (losses) on securities
  and futures............         15           860        14,514     (202,895)       155,706      (889,513)    (14,688)
Net realized gains
  (losses) on foreign
  currency
  transactions...........         --            --           247        4,635             --            (3)         --
Net change in unrealized
  appreciation
  (depreciation) on
  securities and
  futures................         --         1,246       (11,832)      22,253       (562,057)     (693,348)    (23,816)
Net change in unrealized
  appreciation on
  translation of assets
  and liabilities
  denominated in foreign
  currencies.............         --            --            81          194             --             1          --
                            --------     ---------     ---------    ----------   -----------   -----------   ---------
Net increase (decrease)
  in net assets resulting
  from operations........      7,936        19,308        19,308     (140,268)      (316,162)   (1,635,669)    (26,562)
                            --------     ---------     ---------    ----------   -----------   -----------   ---------
FROM UNIT TRANSACTIONS:
Net proceeds from units
  issued.................    180,380       404,147       261,750      125,956        793,841       401,129      53,190
Net asset value of units
  redeemed...............    (83,535)     (160,685)     (183,340)    (333,976)    (1,595,594)   (1,954,506)   (112,933)
                            --------     ---------     ---------    ----------   -----------   -----------   ---------
Net increase (decrease)
  in net assets from unit
  transactions...........     96,845       243,462        78,410     (208,020)      (801,753)   (1,553,377)    (59,743)
                            --------     ---------     ---------    ----------   -----------   -----------   ---------
Net increase (decrease)
  in net assets..........    104,781       262,770        97,718     (348,288)    (1,117,915)   (3,189,046)    (86,305)
NET ASSETS:
Beginning of year........    171,824       170,751       277,095    2,330,618      9,747,117     8,318,129     353,300
                            --------     ---------     ---------    ----------   -----------   -----------   ---------
End of year..............   $276,605     $ 433,521     $ 374,813    $1,982,330   $ 8,629,202   $ 5,129,083   $ 266,995
                            ========     =========     =========    ==========   ===========   ===========   =========
Units outstanding
  beginning of year......      9,488         9,742        11,172       67,074        219,973       142,030      12,809
Units issued during
  year...................      9,848        22,576        10,316        3,764         18,725         8,293       2,015
Units redeemed during
  year...................     (4,518)       (8,910)       (7,206)      (9,940)       (37,786)      (39,450)     (4,306)
                            --------     ---------     ---------    ----------   -----------   -----------   ---------
Units outstanding end of
  year...................     14,818        23,408        14,282       60,898        200,912       110,873      10,518
                            ========     =========     =========    ==========   ===========   ===========   =========

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

Keynote Series Account ("Keynote") is a separate investment account established on December 16, 1987 by MONY Life Insurance Company, ("MONY") under the laws of the State of New York.

Keynote operates as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Keynote holds assets that are segregated from all of MONY's other assets and, at present, is used as an investment vehicle under certain tax-deferred annuity contracts issued by MONY to fund retirement plans maintained by certain not-for-profit and other organizations ("Group Plans"). MONY is the legal holder of the assets in Keynote.

There are currently seven subaccounts within Keynote which are available to contractholders of Group Plans. Six of the subaccounts invest in a corresponding portfolio of Diversified Investors Portfolios (the "Portfolios") and the seventh subaccount invests in Calvert Social Balanced Portfolio, a series of Calvert Variable Series, Inc. ("Calvert" and collectively, the "Funds"). The respective financial statements of the Funds are contained elsewhere in this report.

At December 31, 2002, each of the subaccounts' investment in the corresponding Portfolios was as follows:

                                                               PERCENTAGE
                                                               INVESTMENT
SUBACCOUNT                                                    IN PORTFOLIO
----------                                                    ------------
Money Market................................................      0.05
Intermediate Government Bond................................      0.20
Core Bond...................................................      0.04
Balanced....................................................      0.41
Value & Income..............................................      0.37
Equity Growth...............................................      0.25

2. SIGNIFICANT ACCOUNTING POLICIES

     A. INVESTMENTS:

The investment by Keynote in the Portfolios reflects Keynote's proportionate interest in the net assets of each of the Portfolios. The investment in shares of Calvert is stated at net asset value. Valuation of the securities held in each of the Portfolios is discussed in Note 2A of the Portfolios' Notes to Financial Statements. A description of the portfolio valuation for Calvert can be found in Note A of the notes to Calvert's financial statements.

     B. INVESTMENT INCOME:

Each Keynote subaccount is allocated its pro rata share of income and expenses of the corresponding Portfolio. All of the investment income and expenses and realized and unrealized gains and losses from the security transactions of the corresponding Portfolios are allocated pro rata among the investors and are recorded by the subaccounts on a daily basis.

For the Calvert Subaccount, dividend income is recorded on the ex-dividend date and realized gains and losses from the sale of investments are determined on the basis of identified cost.

     C. FEDERAL INCOME TAXES:

The operations of Keynote form a part of, and are taxed with, the operations of MONY. MONY does not expect, based upon current tax law, to incur any income tax upon the earnings or realized capital gains attributable to Keynote. Based upon this expectation, no charges are currently being deducted from Keynote for federal income tax purposes.

                             KEYNOTE SERIES ACCOUNT

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     D. OTHER:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS

Purchases and sales of shares in Calvert were $40,971 and $22,519 respectively.

The U.S. federal income tax basis of the Keynote's investments in Calvert at December 31, 2002, was $338,777, and net unrealized depreciation for U.S. federal income tax purposes was $93,799 (gross unrealized depreciation $93,799).

4. FEES AND TRANSACTIONS WITH AFFILIATES

Daily charges to Keynote for mortality and expense risks assumed by MONY are computed at an annual rate of 1.10%; however, MONY reserves the right to charge maximum fees of 1.25% upon notice.

MONY has voluntarily undertaken to waive expenses of the Money Market and Equity Growth Subaccounts, to the extent necessary, to limit all expenses (other than mortality and expense risk charges) to 0.10% and 0.50%, respectively, of average net assets. MONY reserves the right to raise this limit upon notice.

5. GROUP PLAN ASSUMPTIONS

On December 31, 1993, MONY entered into an agreement with AUSA Life Insurance Company, Inc. ("AUSA"), a wholly owned subsidiary of AEGON, USA, which is an affiliate of Diversified Investors Portfolios, pursuant to which the Group Plans may be transferred through assumption reinsurance to AUSA. Subject to receipt of any necessary state insurance department approvals and authorizations, each Group Plan contractholder receives materials relating to this assumption. The assumption reinsurance of any Group Plan to AUSA will result in the transfer of the applicable assets out of Keynote and into a corresponding separate account of AUSA. Assets transferred to AUSA pursuant to this assumption reinsurance transaction for the years ended December 31, 2002 and 2001, were as follows:

SUBACCOUNTS                                                   2002 AMOUNT   2001 AMOUNT
-----------                                                   -----------   -----------
Money Market................................................   $  2,339       $18,519
Intermediate Government Bond................................     52,633            --
Core Bond...................................................         --            --
Balanced....................................................     83,566           400
Value & Income..............................................    202,625           363
Equity Growth...............................................    271,149         2,972
Calvert.....................................................      1,916            --
                                                               --------       -------
                                                               $614,228       $22,254
                                                               ========       =======

The amounts related to these assumptions are reflected as value of units redeemed in the Statements of Changes in Net Assets.

                             KEYNOTE SERIES ACCOUNT

6. FINANCIAL HIGHLIGHTS

For an average accumulation unit outstanding throughout the year:

                                                              INCOME (LOSS) FROM INVESTMENT
                                                                        OPERATIONS
                                                         ----------------------------------------
                                                                       NET REALIZED      TOTAL
                                                                           AND           INCOME
                                               UNIT         NET         UNREALIZED       (LOSS)      UNIT
                                              VALUE,     INVESTMENT   GAINS (LOSSES)      FROM      VALUE,
FOR THE                                      BEGINNING     INCOME           ON         INVESTMENT   END OF     TOTAL    NET ASSETS,
YEAR ENDED                                    OF YEAR      (LOSS)      INVESTMENTS     OPERATIONS    YEAR     RETURN    END OF YEAR
----------                                   ---------   ----------   --------------   ----------   -------   -------   -----------
MONEY MARKET SUBACCOUNT
12/31/2002.................................   $18.67       $ 0.15        $ (0.01)       $  0.14     $18.81       0.75%  $  402,099
12/31/2001.................................    18.11         0.54           0.02           0.56      18.67       3.09      276,605
12/31/2000.................................    17.18         0.93             --           0.93      18.11        N/A      171,824
INTERMEDIATE GOVERNMENT BOND SUBACCOUNT
12/31/2002.................................    18.52         0.53           0.79           1.32      19.84       7.13      710,769
12/31/2001.................................    17.53         0.77           0.22           0.99      18.52       5.65      433,521
12/31/2000.................................    16.18         0.79           0.56           1.35      17.53        N/A      170,751
CORE BOND SUBACCOUNT
12/31/2002.................................    26.24         1.02           1.10           2.12      28.36       8.08      385,094
12/31/2001.................................    24.80         1.10           0.34           1.44      26.24       5.81      374,813
12/31/2000.................................    22.75         1.22           0.83           2.05      24.80        N/A      277,095
BALANCED SUBACCOUNT
12/31/2002.................................    32.55         0.47          (4.05)         (3.58)     28.97     (11.00)   1,534,640
12/31/2001.................................    34.75         0.57          (2.77)         (2.20)     32.55      (6.33)   1,982,330
12/31/2000.................................    35.91         0.66          (1.82)         (1.16)     34.75        N/A    2,330,618
VALUE & INCOME SUBACCOUNT
12/31/2002.................................    42.95         0.34          (7.29)         (6.95)     36.00     (16.18)   5,728,801
12/31/2001.................................    44.31         0.42          (1.78)         (1.36)     42.95      (3.07)   8,629,202
12/31/2000.................................    40.87         0.46           2.98           3.44      44.31        N/A    9,747,117
EQUITY GROWTH SUBACCOUNT
12/31/2002.................................    46.26        (0.30)        (10.96)        (11.26)     35.00     (24.34)   2,845,179
12/31/2001.................................    58.57        (0.43)        (11.88)        (12.31)     46.26     (21.02)   5,129,083
12/31/2000.................................    70.57        (0.58)        (11.42)        (12.00)     58.57        N/A    8,318,129
CALVERT SERIES SUBACCOUNT
12/31/2002.................................    25.38         0.41          (3.74)         (3.33)     22.05     (13.12)     244,739
12/31/2001.................................    27.58         1.13          (3.33)         (2.20)     25.38      (7.98)     266,995
12/31/2000.................................    29.06         0.87          (2.35)         (1.48)     27.58        N/A      353,300


                                                                  RATIO TO AVERAGE NET ASSETS
                                             ---------------------------------------------------------------------
                                                                                                    EXPENSES
                                                                                 EXPENSES,          INCLUDING
                                                             NET INVESTMENT      INCLUDING       EXPENSES OF THE
                                                  NET         INCOME (LOSS)     EXPENSES OF       PORTFOLIO OR
FOR THE                                       INVESTMENT         (NET OF       THE PORTFOLIO     CALVERT (NET OF      PORTFOLIO
YEAR ENDED                                   INCOME (LOSS)   REIMBURSEMENTS)    OR CALVERT       REIMBURSEMENTS)     TURNOVER(+)
----------                                   -------------   ---------------   -------------   -------------------   -----------
MONEY MARKET SUBACCOUNT
12/31/2002.................................       0.60%            0.77%           1.37%              1.20%              N/A
12/31/2001.................................       2.72             2.89            1.37               1.20               N/A
12/31/2000.................................       5.08             5.26            1.30               1.12               N/A
INTERMEDIATE GOVERNMENT BOND SUBACCOUNT
12/31/2002.................................       2.74             2.74            1.49               1.49               134%
12/31/2001.................................       4.18             4.18            1.48               1.48                40
12/31/2000.................................       4.72             4.72            1.39               1.39               N/A
CORE BOND SUBACCOUNT
12/31/2002.................................       3.77             3.77            1.49               1.49               462
12/31/2001.................................       4.25             4.25            1.48               1.48               547
12/31/2000.................................       5.18             5.18            1.40               1.40               N/A
BALANCED SUBACCOUNT
12/31/2002.................................       1.53             1.55            1.62               1.60*              289
12/31/2001.................................       1.72             1.72            1.59               1.59               312
12/31/2000.................................       1.85             1.85            1.51               1.51               N/A
VALUE & INCOME SUBACCOUNT
12/31/2002.................................       0.84             0.84            1.58               1.58                31
12/31/2001.................................       0.98             0.98            1.58               1.58                32
12/31/2000.................................       1.13             1.13            1.48               1.48               N/A
EQUITY GROWTH SUBACCOUNT
12/31/2002.................................      (0.89)           (0.74)           1.75               1.60                75
12/31/2001.................................      (1.02)           (0.87)           1.75               1.60                63
12/31/2000.................................      (0.94)           (0.85)           1.60               1.51               N/A
CALVERT SERIES SUBACCOUNT
12/31/2002.................................       0.84             0.84            2.01               2.01               552
12/31/2001.................................       4.30             4.30            1.97               1.97               751
12/31/2000.................................       2.96             2.96            1.89               1.89               N/A

---------------

* Reimbursement of fees occurs at the underlying Fund level.

+ Portfolio turnover of the Series Portfolio and Calvert Social Balanced
  Portfolio.

                              FOURTH QUARTER 2002

                            ANNUAL ECONOMIC OVERVIEW

2002 was another year of volatility and variability in the investment markets. At the beginning of the year, the economy seemed to be recovering from the 2001 downturn. Aided by 40-year lows in mortgage rates and zero percent financing deals, consumers continued to spend, particularly on big-ticket items such as cars and houses. But the economic bright spots were uneven: business spending remained weak, as companies were forced to cut expenses in response to intense pricing pressure. And when news of accounting scandals broke at companies like Enron and WorldCom, investors registered their disappointment by driving prices down. While the economy and profits did grow slightly overall, they were generally below expectations and were, therefore, somewhat disappointing.

The stock market suffered through another difficult year as prices declined to new lows for the third year in a row. For the year, the major U. S. indices were down 20% to 30% while international stocks were off 15% to 16%. Large cap stocks outperformed small cap stocks and value outperformed growth. International stock indices were marginally better than their US counterparts, and were down approximately 15%.

The bond market had much more favorable results, posting strong returns for the third year in a row. Yields on bonds fell to 44-year lows as the Federal Reserve continued to cut interest rates, resulting in impressive total bond returns. Reacting to some of the same forces affecting the stock markets, investors sought the safety of government bonds in particular, which returned over 11% for the year. Corporate bonds returned about 10% while low quality issues lagged, posting only 3% returns.

                               MONEY MARKET FUND

The past year proved very difficult in terms of correctly anticipating changes in the Federal Reserve's posture and consequent shifts in the money market yield curve. The fund benefited at the beginning of the year from the manager's correct call positioning of the weighted average maturity (WAM). Late in the year the manager struggled to extend the fund's WAM based on a belief that the US economy would regain traction sooner rather than later. As the long-anticipated economic recovery has yet to fully materialize, the Fed has not seen fit to tighten; thus, the portfolio's performance was somewhat hindered. In hindsight, a WAM consistently approaching the 90-day maximum proved the most rewarding strategy. Periodic market credit concerns throughout the year created opportunities that added value to the portfolio as did the purchase of attractively priced floating-rate securities and short term corporate bonds.

                             HIGH QUALITY BOND FUND

The fund invests in debt issued by the U.S. Government and its agencies as well as asset-backed and corporate fixed income securities. Positive issue selection aided the fund's return for the year. Allocations to the high quality corporate sector helped performance early in the year; while securities in the asset backed and mortgage-backed sectors helped particularly in the fourth quarter.

                       INTERMEDIATE GOVERNMENT BOND FUND

The fund, which invests almost exclusively in U.S. Government and Agency fixed income securities as well as money market instruments, had strong absolute performance for the year. Returns were aided primarily by declining interest rates. A negative influence on performance for the year was an underweight to Treasury securities, which was the best performing fixed income sector in 2002.

                                 CORE BOND FUND

The fund's investment strategy expands on the more traditional investable fixed income universe, creating a more diversified portfolio that includes some exposure to below-investment grade ("high yield"), non-dollar and emerging market securities on an opportunistic basis. In 2002, the fund's performance was buoyed by the health of the bond markets generally. In particular, positive effects on performance included non-dollar positions, longer-than-index duration, an underweighting to corporate bonds and an emphasis on higher quality securities. Portfolio performance was adversely affected by: security selection among corporate securities, including holdings in WorldCom and Qwest; yield curve positioning; allocation to and selection within the high yield sector; and selection in the mortgage sector.

                              HIGH YIELD BOND FUND

The high yield market experienced the same challenges as the overall capital markets in 2002. Throughout much of the year, investors virtually had no appetite for risk. Aiding performance for the year was positive sector selection, most notably the manager's overweight positions to gaming/leisure and healthcare. Detracting from performance was an underweight to the forest products, housing and transportation sectors. The fourth quarter, when risk was rewarded, was markedly different from the rest of the year. Conservative positioning, especially an underweight to technology, telecommunications and media, hurt relative performance, as these sectors posted double-digit returns. The fund also held an underweight to the low grade bonds sector, which was the only credit sector to outperform the overall index return during the quarter.

                                 BALANCED FUND

Each of the fund's two sub-advisory firms manages a portion of the account, one overseeing the equity portion, the other overseeing the fixed income portion. The equity portion is managed using a quantitative model that is designed to track its benchmark closely. Enhancements made to the quantitative model for the structured core component aided performance. Despite outperforming the S&P 500 Index for the year, the equity portion's return was negative on an absolute basis, having been affected by the woes of the overall market, including corporate accounting scandals and political uncertainties.

The fixed income portion of the portfolio is invested in a diversified portfolio that includes some exposure to below-investment grade ("high yield"), non-dollar and emerging market securities on an opportunistic basis. While falling short of its Lehman Aggregate benchmark, this portion of the fund was buoyed by the health of the bond markets generally. In particular, positive effects on performance included non-dollar positions, longer-than-index duration, an underweighting to corporate bonds and an emphasis on higher quality securities. Portfolio performance was adversely affected by security selection among corporate securities, including holdings in WorldCom and Qwest; yield curve positioning; allocation to and selection within the high yield sector; and selection in the mortgage sector.

                              VALUE & INCOME FUND

The fund is managed by two sub-advisors with unique and complementary investment approaches to value investing. The portfolio was helped by strong stock selection, particularly in the financial services, consumer cyclical and energy sectors. Early in the year, however, the fund suffered from an overweight to the telecom sector. Specifically, holdings of WorldCom stock detracted from performance.

                              GROWTH & INCOME FUND

The fund is managed by two sub-advisors, each of whom has a specific role in the fund. The structured core component is managed using a quantitative model that is designed to track the S&P 500 Index closely, while the enhanced component is designed to add value over the benchmark. The Fund was greatly impacted by factors affecting the large cap market at large, including corporate accounting scandals and political uncertainties. Enhancements made to the quantitative model for the structured core component aided performance. Stock selection decisions, including those in the consumer discretionary sector, hurt performance somewhat, as did an allocation to AOL Time Warner stock.

                               EQUITY GROWTH FUND

The fund is managed by three sub-advisors, each of whom has a specific role in the fund. Absolute returns were negative for the year due to the disappointing results of the equity market generally, and the large cap growth market in particular, which has been hurt the most during this recent and extended downturn. On a relative basis, the fund benefited from strong stock selection in several sectors and from an overweighting to outperforming sectors such as healthcare and consumer discretionary. Additionally, the fund's managers held an underweighted position to the technology sector that helped for much of the year. However, this slight defensive posture hurt the portfolio during the fourth quarter, when riskier stocks were rewarded.

                                 MID-CAP VALUE

The fund's 2002 performance was largely a function of the mid-cap sector, which performed better than both small and large cap sectors, and of the value investment style, which was favored over growth. Overweights to healthcare, which hurt performance during the first and fourth quarters, actually helped performance during the second and third quarters. Performance also suffered from the fallout of the WorldCom debacle, which affected the media sector generally. While the manager's process includes significant fundamental research, this did not help performance during the fourth quarter, when the market rewarded investors of stocks with poor fundamentals.

                                 MID-CAP GROWTH

The portfolio outperformed over calendar 2002, falling less than the Index's 27.41% decline. The portfolio's relatively conservative positioning helped performance for most of the year. This positioning led to an underweight in technology but by late in the third quarter, the fund manager's valuation discipline led to a reduction of this underweight, and technology stocks added to returns in the fourth quarter. The portfolio's largest overweight was in energy, with the manager believing that North American natural gas supplies will remain tight due to accelerated depletion trends. Healthcare, at just under a quarter of the portfolio, is the largest commitment to a sector. We believe health care stocks have much to offer investors given an aging population in the U.S. and the relative economic insensitivity of this group's earnings and revenues. Both of these themes contributed positively to the fund's annual return.

                                SMALL-CAP VALUE

Although negative on an absolute basis, the fund outperformed the Russell 2000 Value Index since inception in May 2002. Strong stock selection in consumer discretionary, healthcare and industrial stocks contributed significantly to the relative outperformance. An underweighting to financials during the third quarter detracted from performance.

                                 SPECIAL EQUITY

The fund is managed by five sub-advisors, each of which has a specific role in the management of the portfolio. Negative contributors to performance for the year were an underweighting to the financial sector, and an overweighting to healthcare and telecommunications stocks at the beginning of the year. In addition, the fund's slight growth tilt hurt performance during a period when value was heavily favored. Diversified worked to correct this issue by replacing two sub-advisors during the year: Wellington Management Company replaced Goldman Sachs Asset Management (April); and Seneca Capital Management replaced Husic Capital Management (October). While more conservatively positioned by the fourth quarter, the fund did not fully participate in the October/November rally, when risk was rewarded.

                                SMALL-CAP GROWTH

Although negative on an absolute basis, the fund outperformed the Russell 2000 Growth Index since inception in May 2002. The Fund's outperformance was largely due to strong stock selection in almost all major sectors. Sector allocations had minimal impact until the fourth quarter, when a significant overweight to the weakest performing consumer discretionary sector partially offset the substantial gains.

                               AGGRESSIVE EQUITY

Although negative on an absolute basis, the fund comfortably outperformed the Russell 2000 Growth Index for the year. The fund uses a multi-capitalization strategy, and benefited on a relative basis from having a larger average market capitalization than the benchmark. Additionally, outperformance came from strong stock selection in many sectors, particularly healthcare and industrials. An underweighting to financials negatively impacted portfolio returns for much of the year. The fourth quarter proved difficult for the manager as sectors that had delivered positive returns in the third quarter suffered from an abrupt reversal in the market's course.

                              INTERNATIONAL EQUITY

Stock selection in various and changing sectors added value for much of the year, with the manager increasing holdings in diversified telecom operators based on the belief that several of these companies are entering a free-cash-flow generating cycle that will allow them to lower debt and restore or increase their dividends. After a difficult period earlier in the year, the fund's insurance and reinsurance stocks appreciated from their lows and were additive to returns in the fourth quarter.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Owners of Beneficial Interests of the Diversified Investors Portfolios:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights, after the restatement described in Note 7, present fairly, in all material respects, the financial position of the Money Market Portfolio, High Quality Bond Portfolio, Intermediate Government Bond Portfolio, Core Bond Portfolio, Balanced Portfolio, Value & Income Portfolio, Growth & Income Portfolio, Equity Growth Portfolio, Mid-Cap Value Portfolio, Mid-Cap Growth Portfolio, Small-Cap Value Portfolio, Special Equity Portfolio, Small-Cap Growth Portfolio, Aggressive Equity Portfolio, High Yield Bond Portfolio and International Equity Portfolio, (constituting the Diversified Investors Portfolios, hereafter referred to as the "Portfolios") at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 18, 2003

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002

                                                                          INTERMEDIATE
                                               MONEY       HIGH QUALITY    GOVERNMENT         CORE
                                               MARKET          BOND           BOND            BOND          BALANCED
                                            ------------   ------------   ------------   --------------   ------------
ASSETS:
Securities, at cost.......................  $861,487,572   $415,401,149   $394,097,568   $1,089,509,034   $409,580,000
                                            ============   ============   ============   ==============   ============
Securities, at value, including securities
  loaned (Note 4).........................  $861,487,572   $425,482,907   $407,661,615   $1,115,549,515   $387,182,431
Repurchase agreements (cost equals
  market).................................            --     14,000,671        113,536      206,920,398     34,668,369
Cash......................................         2,111             --             --               --             --
Receivable for securities sold............            --             --             --        3,003,849      8,501,627
Receivable for principal paydowns.........            --         10,998             --               --             --
Unrealized appreciation on foreign
  currency forward contracts..............            --             --             --          124,985         29,321
Variation margin..........................            --             --             --          393,437         28,969
Interest receivable.......................     3,528,574      3,633,264      3,228,626       11,348,599      1,657,817
Dividends receivable......................            --             --             --               --        346,692
Receivable from Advisor...................            --             --             --               --             --
Receivable from securities lending........            --             --             --           34,338          7,526
                                            ------------   ------------   ------------   --------------   ------------
Total assets..............................   865,018,257    443,127,840    411,003,777    1,337,375,121    432,422,752
                                            ------------   ------------   ------------   --------------   ------------
LIABILITIES:
Collateral for securities loaned..........            --      3,943,900      7,495,000      160,092,877     22,348,390
Payable for securities purchased..........            --             --     41,086,667      176,374,489     33,752,387
Unrealized depreciation on foreign
  currency forward contracts..............            --             --             --          906,825        231,317
Payable to Custodian......................            --             --      4,270,991               --         70,982
Investment advisory fees..................       192,661        131,535        109,419          297,926        172,942
Accrued expenses..........................        52,650         37,387         36,310           78,400        101,122
                                            ------------   ------------   ------------   --------------   ------------
Total liabilities.........................       245,311      4,112,822     52,998,387      337,750,517     56,677,140
                                            ------------   ------------   ------------   --------------   ------------
NET ASSETS................................  $864,772,946   $439,015,018   $358,005,390   $  999,624,604   $375,745,612
                                            ============   ============   ============   ==============   ============
NET ASSETS CONSIST OF:
Paid-in capital...........................  $864,772,946   $428,933,260   $344,441,343   $  980,013,031   $398,850,966
Net unrealized appreciation (depreciation)
  on securities...........................            --     10,081,758     13,564,047       26,040,481    (22,397,569)
Net unrealized depreciation on futures....            --             --             --       (5,691,788)      (515,304)
Net unrealized appreciation (depreciation)
  on translation of assets and liabilities
  in foreign currencies...................            --             --             --         (737,120)      (192,481)
                                            ------------   ------------   ------------   --------------   ------------
NET ASSETS................................  $864,772,946   $439,015,018   $358,005,390   $  999,624,604   $375,745,612
                                            ============   ============   ============   ==============   ============


                                               VALUE &         GROWTH &
                                                INCOME          INCOME
                                            --------------   ------------
ASSETS:
Securities, at cost.......................  $1,698,647,979   $907,508,838
                                            ==============   ============
Securities, at value, including securities
  loaned (Note 4).........................  $1,580,645,003   $823,178,691
Repurchase agreements (cost equals
  market).................................      46,499,287     21,764,587
Cash......................................             280             --
Receivable for securities sold............         775,845     18,578,497
Receivable for principal paydowns.........              --             --
Unrealized appreciation on foreign
  currency forward contracts..............              --             --
Variation margin..........................              --         14,700
Interest receivable.......................           3,929          1,857
Dividends receivable......................       3,620,823        897,812
Receivable from Advisor...................              --          9,795
Receivable from securities lending........          29,844         37,415
                                            --------------   ------------
Total assets..............................   1,631,575,011    864,483,354
                                            --------------   ------------
LIABILITIES:
Collateral for securities loaned..........      76,873,653     36,525,232
Payable for securities purchased..........         831,587     27,792,951
Unrealized depreciation on foreign
  currency forward contracts..............              --             --
Payable to Custodian......................              --         49,527
Investment advisory fees..................         618,866        429,757
Accrued expenses..........................          91,100         64,384
                                            --------------   ------------
Total liabilities.........................      78,415,206     64,861,851
                                            --------------   ------------
NET ASSETS................................  $1,553,159,805   $799,621,503
                                            ==============   ============
NET ASSETS CONSIST OF:
Paid-in capital...........................  $1,671,162,781   $884,105,381
Net unrealized appreciation (depreciation)
  on securities...........................    (118,002,976)   (84,330,147)
Net unrealized depreciation on futures....              --       (153,731)
Net unrealized appreciation (depreciation)
  on translation of assets and liabilities
  in foreign currencies...................              --             --
                                            --------------   ------------
NET ASSETS................................  $1,553,159,805   $799,621,503
                                            ==============   ============

                       See notes to financial statements.

        EQUITY         MID-CAP       MID-CAP      SMALL-CAP       SPECIAL        SMALL-CAP     AGGRESSIVE     HIGH YIELD
        GROWTH          VALUE        GROWTH         VALUE          EQUITY         GROWTH         EQUITY          BOND
    --------------   -----------   -----------   -----------   --------------   -----------   ------------   ------------
    $1,399,976,425   $51,653,439   $45,625,125   $18,242,762   $1,145,140,489   $15,245,170   $331,473,334   $207,116,511
    ==============   ===========   ===========   ===========   ==============   ===========   ============   ============
    $1,190,729,020   $50,141,430   $45,811,455   $17,434,661   $1,124,472,912   $16,253,499   $336,219,098   $200,011,404
        37,544,060     4,348,183     2,159,702       558,078       29,270,077       281,577      5,637,202        827,189
                --            --            --            --               --            --             --          1,564
         4,563,209       411,365            --            --          563,436            --             --      2,297,774
                --            --            --            --               --            --             --             --
                --            --            --            --               --            --             --             --
                --            --            --            --            3,500            --             --             --
             3,716           306           185            16            5,683             8          1,136      5,050,770
           932,284        45,968        31,772        15,831        1,058,277        13,059         48,550         29,481
                --        28,081        32,767        12,906               --        14,742         12,366            655
            35,895         3,788         1,059            --           61,780            --          4,781            115
    --------------   -----------   -----------   -----------   --------------   -----------   ------------   ------------
     1,233,808,184    54,979,121    48,036,940    18,021,492    1,155,435,665    16,562,885    341,923,133    208,218,952
    --------------   -----------   -----------   -----------   --------------   -----------   ------------   ------------
        77,919,739     5,391,480     3,645,997            --      141,983,272            --     28,538,680             --
         8,283,108     1,899,430        60,932        62,302        6,713,949            --        776,435             --
                --            --            --            --               --            --             --             --
                --            --            --            --               --            --             --             --
           637,295        27,761        29,569        12,258          722,968        13,258        268,169        100,031
            78,959        31,070        29,685        26,706           56,618        28,172         40,250         33,386
    --------------   -----------   -----------   -----------   --------------   -----------   ------------   ------------
        86,919,101     7,349,741     3,766,183       101,266      149,476,807        41,430     29,623,534        133,417
    --------------   -----------   -----------   -----------   --------------   -----------   ------------   ------------
    $1,146,889,083   $47,629,380   $44,270,757   $17,920,226   $1,005,958,858   $16,521,455   $312,299,599   $208,085,535
    ==============   ===========   ===========   ===========   ==============   ===========   ============   ============
    $1,356,136,060   $49,141,389   $44,084,427   $18,728,327   $1,026,753,230   $15,513,126   $307,553,835   $215,190,642
      (209,247,405)   (1,512,009)      186,330      (808,101)     (20,667,577)    1,008,329      4,745,764     (7,105,107)
                --            --            --            --         (126,795)           --             --             --
               428            --            --            --               --            --             --             --
    --------------   -----------   -----------   -----------   --------------   -----------   ------------   ------------
    $1,146,889,083   $47,629,380   $44,270,757   $17,920,226   $1,005,958,858   $16,521,455   $312,299,599   $208,085,535
    ==============   ===========   ===========   ===========   ==============   ===========   ============   ============

     INTERNATIONAL
        EQUITY
     -------------
     $ 828,475,822
     =============
     $ 689,919,723
        24,955,217
                --
         1,163,086
                --
         1,653,224
                --
             2,747
         1,022,311
                --
            29,182
     -------------
       718,745,490
     -------------
        59,890,369
         1,430,224
            17,061
                --
           433,720
            85,768
     -------------
        61,857,142
     -------------
     $ 656,888,348
     =============
     $ 793,760,124
      (138,556,099)
                --
         1,684,323
     -------------
     $ 656,888,348
     =============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                     INTERMEDIATE
                                           MONEY      HIGH QUALITY    GOVERNMENT        CORE                         VALUE &
                                          MARKET          BOND           BOND           BOND         BALANCED        INCOME
                                        -----------   ------------   ------------   ------------   ------------   -------------
INVESTMENT INCOME:
Interest income.......................  $15,826,431   $17,695,862    $13,143,815    $ 46,445,986   $  9,165,813   $   1,333,417
Securities lending income (net).......           --         9,367         56,985         184,129         41,813         150,087
Dividend income.......................           --            --             --              --      3,987,593      38,835,932
Less: withholding taxes...............           --            --             --              --        (10,085)        (47,622)
                                        -----------   -----------    -----------    ------------   ------------   -------------
Total income..........................   15,826,431    17,705,229     13,200,800      46,630,115     13,185,134      40,271,814
                                        -----------   -----------    -----------    ------------   ------------   -------------
EXPENSES:
Investment Advisory fees..............    2,001,233     1,305,968      1,069,693       3,111,781      1,884,133       7,401,144
Custody fees..........................      167,805        95,450         80,141         317,666        256,421         376,987
Professional fees.....................       26,549        22,241         20,796          32,909         29,214          40,383
Reports to shareholders...............       22,776        11,221          9,194          19,371         10,535          42,380
Miscellaneous fees....................        3,022         1,503          1,214           3,388          1,645           6,354
                                        -----------   -----------    -----------    ------------   ------------   -------------
Total expenses........................    2,221,385     1,436,383      1,181,038       3,485,115      2,181,948       7,867,248
Expenses reimbursed by the advisor....           --            --             --              --        (90,631)             --
                                        -----------   -----------    -----------    ------------   ------------   -------------
Net expenses..........................    2,221,385     1,436,383      1,181,038       3,485,115      2,091,317       7,867,248
                                        -----------   -----------    -----------    ------------   ------------   -------------
NET INVESTMENT INCOME (LOSS)..........   13,605,046    16,268,846     12,019,762      43,145,000     11,093,817      32,404,566
                                        -----------   -----------    -----------    ------------   ------------   -------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON SECURITIES, FUTURES,
  OPTIONS, SHORT SALES AND FOREIGN
  CURRENCIES:
Net realized gains (losses) on
  securities..........................       17,391     1,328,948      3,260,207      29,137,981    (32,851,562)    (49,366,130)
Net realized losses on futures,
  options and short sales.............           --            --             --     (12,591,733)    (1,438,214)             --
Net realized gains (losses) on foreign
  currency transactions...............           --            --             --           3,328        (16,980)             --
Net change in unrealized appreciation
  (depreciation) on securities........           --     4,727,239      9,226,645      27,277,439    (20,750,290)   (255,253,221)
Net change in unrealized depreciation
  on futures..........................           --            --             --      (5,691,788)      (596,810)             --
Net change in unrealized appreciation
  (depreciation) on translation of
  assets and liabilities in foreign
  currencies..........................           --            --             --        (744,806)      (194,408)             --
                                        -----------   -----------    -----------    ------------   ------------   -------------
Net realized and unrealized gains
  (losses) on securities, futures,
  options, short sales and foreign
  currencies..........................       17,391     6,056,187     12,486,852      37,390,421    (55,848,264)   (304,619,351)
                                        -----------   -----------    -----------    ------------   ------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...........  $13,622,437   $22,325,033    $24,506,614    $ 80,535,421   $(44,754,447)  $(272,214,785)
                                        ===========   ===========    ===========    ============   ============   =============


                                          GROWTH &
                                           INCOME
                                        -------------
INVESTMENT INCOME:
Interest income.......................  $     126,905
Securities lending income (net).......         64,444
Dividend income.......................     12,486,293
Less: withholding taxes...............        (18,764)
                                        -------------
Total income..........................     12,658,878
                                        -------------
EXPENSES:
Investment Advisory fees..............      5,302,118
Custody fees..........................        269,101
Professional fees.....................         42,719
Reports to shareholders...............        187,619
Miscellaneous fees....................          3,457
                                        -------------
Total expenses........................      5,805,014
Expenses reimbursed by the advisor....        (63,638)
                                        -------------
Net expenses..........................      5,741,376
                                        -------------
NET INVESTMENT INCOME (LOSS)..........      6,917,502
                                        -------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON SECURITIES, FUTURES,
  OPTIONS, SHORT SALES AND FOREIGN
  CURRENCIES:
Net realized gains (losses) on
  securities..........................   (158,046,430)
Net realized losses on futures,
  options and short sales.............       (827,873)
Net realized gains (losses) on foreign
  currency transactions...............             --
Net change in unrealized appreciation
  (depreciation) on securities........    (77,626,470)
Net change in unrealized depreciation
  on futures..........................       (153,731)
Net change in unrealized appreciation
  (depreciation) on translation of
  assets and liabilities in foreign
  currencies..........................             --
                                        -------------
Net realized and unrealized gains
  (losses) on securities, futures,
  options, short sales and foreign
  currencies..........................   (236,654,504)
                                        -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...........  $(229,737,002)
                                        =============

---------------

(1) Commencement of Operations, April 15, 2002.

                       See notes to financial statements.

       EQUITY         MID-CAP       MID-CAP      SMALL-CAP       SPECIAL       SMALL-CAP     AGGRESSIVE      HIGH YIELD
       GROWTH          VALUE        GROWTH       VALUE(1)        EQUITY        GROWTH(1)       EQUITY           BOND
    -------------   -----------   -----------   -----------   -------------   -----------   -------------   ------------
    $     307,749   $    24,294   $    13,787   $     3,343   $     504,902   $     4,509   $      37,996   $ 19,083,387
          131,095         7,369         5,896            --         475,590            --         116,444         14,790
       10,453,388       356,985       106,401        97,572       9,478,439        34,502       1,233,270        171,034
          (99,667)       (1,281)         (121)           --          (3,459)         (477)             --             --
    -------------   -----------   -----------   -----------   -------------   -----------   -------------   ------------
       10,792,565       387,367       125,963       100,915      10,455,472        38,534       1,387,710     19,269,211
    -------------   -----------   -----------   -----------   -------------   -----------   -------------   ------------
        7,662,783       211,441       271,357        67,385       9,393,768        74,754       3,290,238      1,085,101
          284,543        85,664        64,913        31,774         373,520        37,454          92,986         96,954
           35,288        23,610        23,630        15,165          43,509        15,165          19,017         20,443
           33,243         1,118         1,212           216          63,975           216           8,774          5,427
            4,821            73            75           197           4,587           198           1,396            783
    -------------   -----------   -----------   -----------   -------------   -----------   -------------   ------------
        8,020,678       321,906       361,187       114,737       9,879,359       127,787       3,412,411      1,208,708
               --      (100,347)      (77,875)      (44,587)             --       (50,170)        (21,922)       (24,405)
    -------------   -----------   -----------   -----------   -------------   -----------   -------------   ------------
        8,020,678       221,559       283,312        70,150       9,879,359        77,617       3,390,489      1,184,303
    -------------   -----------   -----------   -----------   -------------   -----------   -------------   ------------
        2,771,887       165,808      (157,349)       30,765         576,113       (39,083)     (2,002,779)    18,084,908
    -------------   -----------   -----------   -----------   -------------   -----------   -------------   ------------
     (203,992,761)   (2,203,548)   (8,542,151)     (635,185)   (121,857,230)   (1,198,826)    (86,973,699)    (8,656,105)
               --            --            --            --      (1,145,022)           --              --             --
            4,214            --            --            --          (3,662)           --              --             --
     (133,263,844)   (2,836,730)     (272,411)     (808,101)   (202,240,665)    1,008,329     (18,621,085)    (5,025,540)
               --            --            --            --        (478,227)           --              --             --
              428            --            --            --              --            --              --             --
    -------------   -----------   -----------   -----------   -------------   -----------   -------------   ------------
     (337,251,963)   (5,040,278)   (8,814,562)   (1,443,286)   (325,724,806)     (190,497)   (105,594,784)   (13,681,645)
    -------------   -----------   -----------   -----------   -------------   -----------   -------------   ------------
     (334,480,076)
    $               $(4,874,470)  $(8,971,911)  $(1,412,521)  $(325,148,693)  $  (229,580)  $(107,597,563)  $  4,403,263
    =============   ===========   ===========   ===========   =============   ===========   =============   ============

     INTERNATIONAL
        EQUITY
     -------------
     $          --
           368,279
        12,505,339
        (1,471,702)
     -------------
        11,401,916
     -------------
         5,026,340
           782,619
            25,859
            18,251
             2,658
     -------------
         5,855,727
                --
     -------------
         5,855,727
     -------------
         5,546,189
     -------------
       (47,748,953)
                --
         8,106,486
       (68,130,187)
                --
        (2,378,692)
     -------------
      (110,151,346)
     -------------
     $(104,605,157)
     =============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                  INTERMEDIATE
                                     MONEY        HIGH QUALITY     GOVERNMENT        CORE                           VALUE &
                                    MARKET            BOND            BOND           BOND          BALANCED          INCOME
                                ---------------   -------------   ------------   -------------   -------------   --------------
FROM OPERATIONS:
Net investment income
  (loss)......................  $    13,605,046   $  16,268,846   $ 12,019,762   $  43,145,000   $  11,093,817   $   32,404,566
Net realized gains (losses) on
  securities..................           17,391       1,328,948      3,260,207      29,137,981     (32,851,562)     (49,366,130)
Net realized losses on
  futures, options and short
  sales.......................               --              --             --     (12,591,733)     (1,438,214)              --
Net realized gains (losses) on
  foreign currency
  transactions................               --              --             --           3,328         (16,980)              --
Net change in unrealized
  appreciation (depreciation)
  on securities...............               --       4,727,239      9,226,645      27,277,439     (20,750,290)    (255,253,221)
Net change in unrealized
  depreciation on futures.....               --              --             --      (5,691,788)       (596,810)              --
Net change in unrealized
  appreciation (depreciation)
  on translation of assets and
  liabilities in foreign
  currencies..................               --              --             --        (744,806)       (194,408)              --
                                ---------------   -------------   ------------   -------------   -------------   --------------
Net increase (decrease) in net
  assets resulting from
  operations..................       13,622,437      22,325,033     24,506,614      80,535,421     (44,754,447)    (272,214,785)
                                ---------------   -------------   ------------   -------------   -------------   --------------
FROM CAPITAL TRANSACTIONS:
Proceeds from capital
  invested....................    4,912,006,709     316,504,911    169,225,450     587,510,246      98,930,216      821,338,693
Value of capital withdrawn....   (4,765,433,391)   (230,317,882)   (96,521,791)   (429,894,202)   (176,266,754)    (649,666,149)
                                ---------------   -------------   ------------   -------------   -------------   --------------
Net increase (decrease) in net
  assets resulting from
  capital transactions........      146,573,318      86,187,029     72,703,659     157,616,044     (77,336,538)     171,672,544
                                ---------------   -------------   ------------   -------------   -------------   --------------
Net increase (decrease) in net
  assets......................      160,195,755     108,512,062     97,210,273     238,151,465    (122,090,985)    (100,542,241)
NET ASSETS:
  Beginning of year...........      704,577,191     330,502,956    260,795,117     761,473,139     497,836,597    1,653,702,046
                                ---------------   -------------   ------------   -------------   -------------   --------------
  End of year.................  $   864,772,946   $ 439,015,018   $358,005,390   $ 999,624,604   $ 375,745,612   $1,553,159,805
                                ===============   =============   ============   =============   =============   ==============


                                  GROWTH &
                                   INCOME
                                -------------
FROM OPERATIONS:
Net investment income
  (loss)......................  $   6,917,502
Net realized gains (losses) on
  securities..................   (158,046,430)
Net realized losses on
  futures, options and short
  sales.......................       (827,873)
Net realized gains (losses) on
  foreign currency
  transactions................             --
Net change in unrealized
  appreciation (depreciation)
  on securities...............    (77,626,470)
Net change in unrealized
  depreciation on futures.....       (153,731)
Net change in unrealized
  appreciation (depreciation)
  on translation of assets and
  liabilities in foreign
  currencies..................             --
                                -------------
Net increase (decrease) in net
  assets resulting from
  operations..................   (229,737,002)
                                -------------
FROM CAPITAL TRANSACTIONS:
Proceeds from capital
  invested....................    463,944,648
Value of capital withdrawn....   (403,351,910)
                                -------------
Net increase (decrease) in net
  assets resulting from
  capital transactions........     60,592,738
                                -------------
Net increase (decrease) in net
  assets......................   (169,144,264)
NET ASSETS:
  Beginning of year...........    968,765,767
                                -------------
  End of year.................  $ 799,621,503
                                =============

---------------

(1) Commencement of Operations, April 15, 2002.

                       See notes to financial statements.

                          EQUITY            MID-CAP        MID-CAP       SMALL-CAP        SPECIAL        SMALL-CAP     AGGRESSIVE
                          GROWTH             VALUE          GROWTH       VALUE(1)         EQUITY         GROWTH(1)       EQUITY
                      --------------      ------------   ------------   -----------   ---------------   -----------   -------------
                      $    2,771,887      $    165,808   $   (157,349)  $    30,765   $       576,113   $   (39,083)  $  (2,002,779)
                                    )
                        (203,992,761        (2,203,548)    (8,542,151)     (635,185)     (121,857,230)   (1,198,826)    (86,973,699)
                                  --                --             --            --        (1,145,022)           --              --
                               4,214                --             --            --            (3,662)           --              --
                                    )
                        (133,263,844        (2,836,730)      (272,411)     (808,101)     (202,240,665)    1,008,329     (18,621,085)
                                  --                --             --            --          (478,227)           --              --
                                 428                --             --            --                --            --              --
                      --------------      ------------   ------------   -----------   ---------------   -----------   -------------
                                    )
                        (334,480,076        (4,874,470)    (8,971,911)   (1,412,521)     (325,148,693)     (229,580)   (107,597,563)
                      --------------      ------------   ------------   -----------   ---------------   -----------   -------------
                         724,003,183        54,535,136     61,442,314    20,836,788     1,257,299,651    18,976,732     285,800,072
                        (473,578,357)      (15,663,580)   (23,762,594)   (1,504,041)   (1,249,415,940)   (2,225,697)   (238,482,043)
                      --------------      ------------   ------------   -----------   ---------------   -----------   -------------
                         250,424,826        38,871,556     37,679,720    19,332,747         7,883,711    16,751,035      47,318,029
                      --------------      ------------   ------------   -----------   ---------------   -----------   -------------
                         (84,055,250)       33,997,086     28,707,809    17,920,226      (317,264,982)   16,521,455     (60,279,534)
                       1,230,944,333        13,632,294     15,562,948            --     1,323,223,840            --     372,579,133
                      --------------      ------------   ------------   -----------   ---------------   -----------   -------------
                      $1,146,889,083      $ 47,629,380   $ 44,270,757   $17,920,226   $ 1,005,958,858   $16,521,455   $ 312,299,599
                      ==============      ============   ============   ===========   ===============   ===========   =============

                        HIGH YIELD     INTERNATIONAL
                           BOND           EQUITY
                       ------------   ---------------
                       $ 18,084,908   $     5,546,189
                         (8,656,105)      (47,748,953)
                                 --                --
                                 --         8,106,486
                         (5,025,540)      (68,130,187)
                                 --                --
                                 --        (2,378,692)
                       ------------   ---------------
                          4,403,263      (104,605,157)
                       ------------   ---------------
                         88,710,848     2,216,447,729
                        (59,048,041)   (2,087,842,949)
                       ------------   ---------------
                         29,662,807       128,604,780
                       ------------   ---------------
                         34,066,070        23,999,623
                        174,019,465       632,888,725
                       ------------   ---------------
                       $208,085,535   $   656,888,348
                       ============   ===============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                    INTERMEDIATE
                                       MONEY        HIGH QUALITY     GOVERNMENT        CORE                           VALUE &
                                      MARKET            BOND            BOND           BOND          BALANCED          INCOME
                                  ---------------   -------------   ------------   -------------   -------------   --------------
FROM OPERATIONS:
Net investment income (loss)....  $    25,070,814   $  16,006,556   $ 12,602,401   $  38,304,217   $  14,444,039   $   32,786,737
Net realized gains (losses) on
  securities....................           38,244       1,509,971        937,332      26,280,505     (50,787,372)      26,181,299
Net realized gains (losses) on
  futures.......................               --              --             --              --       1,011,489               --
Net realized gains (losses) on
  foreign currency
  transactions..................               --              --             --         364,577         121,761               --
Net change in unrealized
  appreciation (depreciation) on
  securities....................               --       3,851,867      1,735,637     (17,607,962)      6,225,403      (91,326,535)
Net change in unrealized
  appreciation on futures.......               --              --             --              --          81,507               --
Net change in unrealized
  appreciation (depreciation) on
  translation of assets and
  liabilities in foreign
  currencies....................               --              --             --         139,684          45,805               --
                                  ---------------   -------------   ------------   -------------   -------------   --------------
Net increase (decrease) in net
  assets resulting from
  operations....................       25,109,058      21,368,394     15,275,370      47,481,021     (28,857,368)     (32,358,499)
                                  ---------------   -------------   ------------   -------------   -------------   --------------
FROM CAPITAL TRANSACTIONS:
Proceeds from capital
  invested......................    4,452,321,585     239,303,789    120,522,894     344,421,117     150,019,088      902,171,390
Value of capital withdrawn......   (4,264,989,828)   (158,560,692)   (83,110,049)   (272,332,353)   (136,000,605)    (746,870,869)
                                  ---------------   -------------   ------------   -------------   -------------   --------------
Net increase in net assets
  resulting from capital
  transactions..................      187,331,757      80,743,097     37,412,845      72,088,764      14,018,483      155,300,521
                                  ---------------   -------------   ------------   -------------   -------------   --------------
Net increase (decrease) in net
  assets........................      212,440,815     102,111,491     52,688,215     119,569,785     (14,838,885)     122,942,022
NET ASSETS:
  Beginning of year.............      492,136,376     228,391,465    208,106,902     641,903,354     512,675,482    1,530,760,024
                                  ---------------   -------------   ------------   -------------   -------------   --------------
  End of year...................  $   704,577,191   $ 330,502,956   $260,795,117   $ 761,473,139   $ 497,836,597   $1,653,702,046
                                  ===============   =============   ============   =============   =============   ==============

---------------

(1) Commencement of Operations, April 27, 2001.

                       See notes to financial statements.

       GROWTH &          EQUITY         MID-CAP       MID-CAP         SPECIAL        AGGRESSIVE      HIGH YIELD     INTERNATIONAL
        INCOME           GROWTH        VALUE(1)      GROWTH(1)        EQUITY           EQUITY           BOND           EQUITY
    --------------   --------------   -----------   -----------   ---------------   -------------   ------------   ---------------
    $    5,057,900   $    1,064,577   $    33,256   $   (15,125)  $      (212,577)  $  (2,701,276)  $ 15,538,166   $     4,204,341
      (159,594,632)    (185,719,867)     (261,532)     (551,394)       (7,241,812)    (80,211,276)   (15,778,942)      (17,824,583)
                --               --            --            --        (3,830,984)             --             --                --
                --             (616)           --            --                --              --             --         6,293,194
      (114,146,229)     (94,453,357)    1,324,720       458,741       (25,356,287)    (59,693,544)     8,103,386      (111,534,815)
                --               --            --            --           351,432              --             --                --
                --               --            --            --                --              --             --        (1,386,063)
    --------------   --------------   -----------   -----------   ---------------   -------------   ------------   ---------------
      (268,682,961)    (279,109,263)    1,096,444      (107,778)      (36,290,228)   (142,606,096)     7,862,610      (120,247,926)
    --------------   --------------   -----------   -----------   ---------------   -------------   ------------   ---------------
       683,937,937      760,774,143    13,338,075    16,467,601     1,249,488,541     412,225,272    114,625,072     1,663,120,976
      (618,583,179)    (476,812,541)     (802,225)     (796,875)   (1,201,497,990)   (332,800,658)   (88,454,810)   (1,560,518,418)
    --------------   --------------   -----------   -----------   ---------------   -------------   ------------   ---------------
        65,354,758      283,961,602    12,535,850    15,670,726        47,990,551      79,424,614     26,170,262       102,602,558
    --------------   --------------   -----------   -----------   ---------------   -------------   ------------   ---------------
      (203,328,203)       4,852,339    13,632,294    15,562,948        11,700,323     (63,181,482)    34,032,872       (17,645,368)
     1,172,093,970    1,226,091,994            --            --     1,311,523,517     435,760,615    139,986,593       650,534,093
    --------------   --------------   -----------   -----------   ---------------   -------------   ------------   ---------------
    $  968,765,767   $1,230,944,333   $13,632,294   $15,562,948   $ 1,323,223,840   $ 372,579,133   $174,019,465   $   632,888,725
    ==============   ==============   ===========   ===========   ===============   =============   ============   ===============

                             MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER -- 59.05%
$10,190,000   American Express Credit
                Company,
                1.35%, 01/14/03..............  $ 10,185,032
 35,000,000   Bank of Nova Scotia,
                1.35%, 01/27/03..............    34,965,875
  6,840,000   Bellsouth Corp. -- 144A,
                1.40%, 01/07/03..............     6,838,404
 27,404,000   Bristol-Myers Squibb
                Company -- 144A,
                1.40%, 01/15/03..............    27,389,080
  6,653,000   CIT Group, Inc.,
                1.39%, 01/15/03..............     6,649,404
 13,000,000   CIT Group, Inc.,
                1.38%, 01/17/03..............    12,992,027
 12,000,000   CIT Group, Inc.,
                1.40%, 01/24/03..............    11,989,267
  7,000,000   DaimlerChrysler
                1.96%, 01/16/03..............     6,994,283
  4,500,000   Duke Capital Corp. -- 144A,
                1.85%, 01/10/03..............     4,497,919
  8,000,000   Ford Motor Credit Company,
                1.96%, 01/24/03..............     7,989,982
 20,335,000   FPL Group Capital -- 144A,
                1.50%, 02/11/03..............    20,300,261
 25,000,000   General Electric Company,
                1.37%, 01/21/03..............    24,980,972
  4,573,000   General Motors Acceptance
                Corp.,
                1.94%, 01/09/03..............     4,571,028
 27,847,000   Golden Funding Corp. -- 144A,
                1.78%, 01/15/03..............    27,827,724
 18,400,000   Goldman Sachs Group, Inc. L.P.,
                3.15%, 04/02/03..............    18,400,000
 13,845,000   Household Finance Corp.,
                1.56%, 01/09/03..............    13,840,200
  4,000,000   Hydro-Quebec,
                7.375%, 02/01/03.............     4,019,653
  5,000,000   International Lease Finance,
                1.38%, 01/17/03..............     4,996,933
  7,188,000   J.P. Morgan Chase & Company,
                1.35%, 01/17/03..............     7,183,687
 24,676,000   Lockhart Funding LLC -- 144A,
                1.86%, 02/21/03..............    24,610,979
 11,000,000   Marshall & Isley,
                5.263%, 12/15/03.............    11,364,603
 25,000,000   Montauk Funding Corp. -- 144A,
                1.36%, 01/21/03..............    24,981,111
 14,895,000   National Rural Utilities,
                7.375%, 02/10/03.............    14,952,091
  3,000,000   New England Telephone &
                Telegraph Company,
                6.25%, 03/15/03..............     3,028,699
 15,000,000   Philip Morris Company, Inc.,
                1.35%, 02/06/03..............    14,979,750

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER (CONTINUED)
$ 9,800,000   SBC Communications, Inc.,
                4.295%, 06/05/03.............  $  9,863,007
 27,821,000   Schlumberger Technology
                Corp. -- 144A,
                1.36%, 03/07/03..............    27,752,684
  7,600,000   Sears Roebuck Acceptance Corp.,
                1.98%, 01/10/03..............     7,596,238
 10,357,000   Starfish Global Funding
                LLC -- 144A,
                1.35%, 01/17/03..............    10,350,786
 15,162,000   Stellar Funding Group -- 144A,
                1.38%, 01/08/03..............    15,157,932
 20,500,000   Tannehill Capital Company
                LLC -- 144A,
                1.37%, 01/23/03..............    20,482,837
  3,740,000   Tannehill Capital Company
                LLC -- 144A,
                1.40%, 01/24/03..............     3,736,655
  3,986,000   Three Pillars Funding
                Company -- 144A,
                1.40%, 01/17/03..............     3,983,520
  3,211,000   Thunder Bay Funding,
                Inc. -- 144A,
                1.60%, 01/06/03..............     3,210,287
  9,036,000   Thunder Bay Funding,
                Inc. -- 144A,
                1.40%, 01/07/03..............     9,033,892
 10,994,000   Thunder Bay Funding,
                Inc. -- 144A,
                1.40%, 02/18/03..............    10,973,478
 20,641,000   Trident Capital Finance,
                Inc. -- 144A,
                1.34%, 01/16/03..............    20,629,475
 17,394,000   United Healthcare
                Corp. -- 144A,
                1.39%, 01/31/03..............    17,373,852
                                               ------------
              TOTAL COMMERCIAL PAPER
                (Cost $510,673,607)..........   510,673,607
                                               ------------
              CERTIFICATES OF DEPOSIT -- 5.20%
 25,000,000   Barclays Bank PLC,
                1.34%, 02/12/03..............    24,999,357
 20,000,000   United States Trust Company,
                2.75%, 06/03/03..............    19,988,432
                                               ------------
              TOTAL CERTIFICATES OF DEPOSIT
                (Cost $44,987,789)...........    44,987,789
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITY -- 1.62%
 14,000,000   Federal Home Loan Bank,
                1.675%, 12/23/03
                (Cost $14,000,000)...........    14,000,000
                                               ------------
              SHORT TERM CORPORATE NOTES -- 33.75%
 28,360,000   Associates Corp. of North
                America,
                5.75%, 11/01/03..............    29,205,206

                       See notes to financial statements.

                             MONEY MARKET PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$ 7,000,000   American Electric Power
                Company -- 144A,
                Floating Rate,
                2.184%(+), 04/04/03..........  $  7,000,000
 21,000,000   American Express Credit
                Company, Floating Rate,
                1.42%(+), 03/25/03...........    21,000,000
    500,000   Banc One Corp., Floating Rate,
                1.45%(+), 01/02/03...........       500,000
  3,801,000   Capital One Funding Corp. --
                144A, Floating Rate,
                1.60%(+), 01/02/03...........     3,801,000
 13,000,000   Caterpillar Financial Service
                Corp., Floating Rate,
                1.84%(+), 07/09/03...........    13,000,000
 14,000,000   Countrywide Home Loan,
                Floating Rate,
                1.82%(+), 05/22/03...........    14,002,940
  2,500,000   Credit Suisse First Boston USA,
                Inc., Floating Rate,
                1.624%(+), 08/25/03..........     2,500,000
  3,500,000   FleetBoston Financial Corp.,
                6.875%, 07/15/03.............     3,588,771
 10,300,000   General Electric Capital Corp.
                Inc., Floating Rate,
                1.45%(+), 10/17/03...........    10,300,000
  9,000,000   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.66%(+), 01/13/04...........     9,000,000
  5,255,000   Household Finance Corp.,
                7.25%, 07/15/03..............     5,333,731
  3,500,000   Household Finance Corp.,
                Floating Rate,
                1.97%(+), 08/07/03...........     3,465,517
 25,000,000   International Lease Finance,
                Floating Rate,
                1.595%(+), 02/11/03..........    25,000,000
  2,825,000   J.P. Morgan Chase & Company,
                Inc.,
                7.625%, 01/15/03.............     2,830,999
  5,700,000   J.P. Morgan Chase & Company,
                Inc., Floating Rate,
                4.35%(+), 07/15/03...........     5,764,775
  9,500,000   J.P. Morgan Chase & Company,
                Inc.,
                8.50%, 08/15/03..............     9,867,842
 17,000,000   Lehman Brothers Holdings,
                Inc. -- 144A,
                6.25%, 04/01/03..............    17,181,024

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$ 8,280,000   Lehman Brothers Holdings, Inc.,
                Floating Rate,
                7.36%(+), 12/15/03...........  $  8,713,686
  5,000,000   Merrill Lynch & Company,
                Floating Rate,
                1.55%(+), 06/24/03...........     5,000,863
  2,200,000   Merrill Lynch & Company,
                Floating Rate,
                1.57%(+), 08/13/03...........     2,200,656
 12,800,000   Merrill Lynch & Company,
                Floating Rate,
                1.644%(+), 12/08/03..........    12,813,206
 14,000,000   Merrill Lynch & Company,
                Floating Rate,
                1.473%(+), 12/13/03..........    14,000,000
  9,500,000   National Rural Utilities,
                Floating Rate,
                1.59%(+), 07/17/03...........     9,485,682
  8,000,000   New York Telephone Company,
                Floating Rate,
                5.875%(+), 09/01/03..........     8,224,091
 13,000,000   Syndicated Loan Fund Trust,
                Floating Rate,
                1.545%(+), 12/09/03..........    13,000,000
  5,900,000   Verizon Communications, Inc.,
                9.10%, 06/01/03..............     6,046,520
 29,000,000   Wells Fargo Bank NA,
                Floating Rate,
                1.359%(+), 01/21/03..........    28,999,667
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES
                (Cost $291,826,176)..........   291,826,176
                                               ------------
              TOTAL SECURITIES
                (Cost $861,487,572)..........   861,487,572
                                               ------------
              Total Investments -- 99.62%
                (Cost $861,487,572)..........   861,487,572
              Other assets less
                liabilities -- 0.38%.........     3,285,374
                                               ------------
              NET ASSETS -- 100.00%..........  $864,772,946
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2002 is $861,487,572.
---------------

(+) Variable rate security. Interest rate is subject to change weekly. The rate shown was in effect at December 31, 2002.

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 80.36%
              BANKS -- 13.62%
$ 1,750,000   Abbey National First Capital,
                8.20%, 10/15/04..............  $  1,930,521
  1,000,000   Abbey National PLC, Series
                EMTN,
                6.69%, 10/17/05..............     1,099,106
  6,490,000   ABN Amro Bank NV,
                7.25%, 05/31/05..............     7,164,538
  3,000,000   Bank of America Corp.,
                7.75%, 08/15/04..............     3,268,482
  3,000,000   Bank of America Corp.,
                7.875%, 05/16/05.............     3,381,444
  1,500,000   Bank of America Corp., Series
                MTN1, Floating Rate,
                1.676%, 08/26/05(a)..........     1,505,328
  2,000,000   Bank of America Corp.,
                5.25%, 02/01/07..............     2,155,794
  3,000,000   Bank of Montreal -- Chicago,
                7.80%, 04/01/07..............     3,477,411
  1,500,000   Bank Montreal -- Chicago,
                6.10%, 09/15/05..............     1,622,499
  3,000,000   Bank One Corp.,
                7.625%, 08/01/05.............     3,382,191
  2,500,000   Deutsche Bank Financial,
                6.70%, 12/13/06..............     2,770,155
  3,000,000   KFW International Finance,
                Series DTC,
                5.25%, 06/28/06..............     3,270,510
  2,000,000   KFW International Finance,
                Series DTC,
                4.75%, 01/24/07..............     2,150,938
  5,000,000   LB Baden -- Wuerttemberg,
                7.875%, 04/15/04.............     5,380,630
  3,430,000   Midland Bank PLC,
                8.625%, 12/15/04.............     3,846,007
  1,500,000   National Bank of Canada, Series
                B,
                8.125%, 08/15/04.............     1,631,691
  5,000,000   RBSG Capital Corp.,
                10.125%, 03/01/04............     5,461,630
  3,000,000   Svenska Handelsbanken,
                8.125%, 08/15/07.............     3,563,970
  1,500,000   U.S. Bancorp,
                7.625%, 05/01/05.............     1,675,803
  1,000,000   U.S. Bank NA Minnesota,
                7.55%, 06/15/04..............     1,073,269
                                               ------------
                                                 59,811,917
                                               ------------
              FINANCIAL SERVICES -- 15.21%
  3,000,000   American General Finance,
                Series MTNG, Floating Rate,
                1.60%, 01/09/04(a)...........     3,003,777
  4,000,000   Associates Corp. N.A.,
                7.80%, 09/15/04..............     4,366,952

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$ 4,000,000   Associates Corp. N.A.,
                7.625%, 04/27/05.............  $  4,433,160
  3,000,000   Bear Stearns Company, Inc.,
                Floating Rate,
                2.325%, 07/15/05(a)(b).......     3,000,729
  3,308,677   Copelco Capital Funding Corp.,
                Series 1999-B, Class A4,
                6.90%, 12/18/04..............     3,420,199
  2,500,000   Countrywide Home Loan, Series
                IBC, Floating Rate,
                1.916%, 01/23/03(a)..........     2,500,755
  1,000,000   General Electric Capital Corp.,
                8.70%, 03/01/07..............     1,186,887
  2,000,000   General Motors Acceptance
                Corp., Series MTN,
                5.80%, 03/12/03(b)...........     2,011,142
  2,500,000   General Motors Acceptance
                Corp.,
                5.75%, 11/10/03..............     2,541,957
  8,000,000   Heller Financial, Inc.,
                8.00%, 06/15/05..............     9,022,112
  1,000,000   Heller Financial, Inc.,
                6.375%, 03/15/06.............     1,109,408
  2,000,000   International Lease Finance
                Corp., Series MTNG,
                8.15%, 10/01/04..............     2,162,516
  2,000,000   International Lease Finance
                Corp., Series MTNM,
                4.75%, 01/18/05..............     2,050,496
  2,000,000   International Lease Finance
                Corp.,
                5.65%, 08/15/06..............     2,093,808
  2,750,000   John Deere Capital Corp.,
                Series MTND,
                5.52%, 04/30/04..............     2,865,767
  1,905,000   Lehman Brothers Holdings, Inc.,
                7.25%, 10/15/03..............     1,985,922
  3,300,000   Lehman Brothers Holdings, Inc.,
                7.75%, 01/15/05..............     3,622,149
  1,000,000   Morgan Stanley,
                5.625%, 01/20/04.............     1,040,542
  5,000,000   Morgan Stanley,
                7.75%, 06/15/05..............     5,581,695
  1,000,000   Wells Fargo & Company,
                6.625%, 07/15/04.............     1,070,147
  5,000,000   Wells Fargo Financial,
                6.75%, 06/01/05..............     5,511,870
  2,000,000   Wells Fargo Financial,
                6.125%, 02/15/06(b)..........     2,203,076
                                               ------------
                                                 66,785,066
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FOOD & BEVERAGE -- 0.71%
$ 3,000,000   Pepsi Bottling Holdings,
                Inc. -- 144A,
                5.375%, 02/17/04.............  $  3,123,600
                                               ------------
              MACHINERY -- 0.52%
    730,000   Ingersoll-Rand Company,
                5.75%, 02/14/03..............       732,932
  1,500,000   Ingersoll-Rand Company,
                5.80%, 06/01/04..............     1,565,406
                                               ------------
                                                  2,298,338
                                               ------------
              OIL, COAL & GAS -- 1.78%
  3,000,000   Conoco, Inc., Floating Rate,
                2.625%, 04/15/03(a)..........     3,005,403
  4,255,000   Tosco Corp.,
                7.25%, 01/01/07..............     4,809,184
                                               ------------
                                                  7,814,587
                                               ------------
              PHARMACEUTICALS -- 1.55%
  5,000,000   Abbott Laboratories,
                5.125%, 07/01/04.............     5,250,620
  1,455,709   Upjohn Company, Series A,
                9.79%, 02/01/04..............     1,531,700
                                               ------------
                                                  6,782,320
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 3.67%
  5,500,000   J.C. Penney Master Credit Card
                Trust, Series E, Class A,
                5.50%, 06/15/07..............     5,691,813
  5,000,000   MBNA Master Credit Card Trust,
                Series 2000-B, Class A,
                Floating Rate,
                1.53%(+), 07/15/05...........     5,003,375
  1,322,083   Sears Credit Account Master
                Trust, Series 1996-3, Class
                A,
                7.00%, 07/15/08..............     1,376,257
  2,500,000   Sears Credit Account Master
                Trust, Series 2000-2, Class
                A,
                6.75%, 09/16/09..............     2,770,005
  1,260,000   Travelers Bank Credit Card
                Master Trust, Series 1998-1,
                Class A,
                6.00%, 01/18/05..............     1,267,875
                                               ------------
                                                 16,109,325
                                               ------------
              PRIVATE ASSET BACKED: FINANCE -- 10.05%
  5,500,000   BMW Vehicle Lease Trust, Series
                2000-A, Class A4,
                6.67%, 10/25/03..............     5,620,554
  5,000,000   Capital One Auto Finance Trust,
                Series 2001-A, Class A4,
                5.40%, 05/15/08..............     5,323,420
  2,537,537   Caterpillar Financial Asset
                Trust, Series 2001-A, Class
                A3,
                4.85%, 04/25/07..............     2,604,353

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: FINANCE (CONTINUED)
$ 3,500,000   Caterpillar Financial Asset
                Trust, Series 2002-A, Class
                A3,
                3.15%, 02/25/08..............  $  3,561,002
  3,355,551   FNF Funding LLC, Series 1,
                Class A,
                5.65%, 01/20/07..............     3,474,310
      5,784   Freddie Mac, Series MH1, Class
                A,
                10.15%, 04/15/06.............         5,808
  3,000,000   Marshall & Isley Auto Loan
                Trust, Series 2002-1, Class
                A3,
                2.49%, 10/22/07..............     3,033,177
  1,059,242   Morgan Stanley Capital, Series
                1999-RM1, Class A1,
                6.37%, 12/15/31..............     1,153,592
    678,349   Morgan Stanley Capital, Series
                1999-CAM1, Class A1,
                6.54%, 03/15/32..............       703,749
  1,608,711   Morgan Stanley Capital I,
                Series 2001-Top3, Class A1,
                5.31%, 07/15/33..............     1,700,966
    815,008   Morgan Stanley Capital I,
                Series 2002-HQ, Class A1,
                4.59%, 04/15/34..............       845,622
  1,208,322   Nations Credit Grantor Trust,
                Series 1997, Class A,
                6.75%, 08/15/13..............     1,301,620
  1,447,792   Navistar Financial Corp. Owner
                Trust, Series 2001-A, Class
                A3,
                4.99%, 08/15/05..............     1,468,013
  4,000,000   Navistar Financial Corp. Owner
                Trust, Series 2001-B, Class
                A4,
                4.37%, 11/17/08..............     4,191,344
  4,000,000   Regions Auto Receivables Trust,
                Series 2002-1, Class A3,
                Floating Rate,
                2.63%(+), 01/15/07...........     4,052,296
  1,000,000   Ryder Vehicle Lease Trust,
                Series 2001-A, Class A4,
                5.81%, 08/15/06..............     1,050,377
  4,000,000   SSB Auto Loan Trust, Series
                2002-1, Class A3,
                2.37%, 09/15/06..............     4,034,332
                                               ------------
                                                 44,124,535
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 8.40%
  2,102,505   Bank Boston Home Equity Loan
                Trust, Series 1998-1, Class
                A4,
                6.42%, 01/25/21..............     2,180,554
    966,319   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2001-4, Class A1,
                5.06%, 11/15/16..............     1,020,310

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 1,871,919   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 1998-C1, Class A1,
                6.34%, 06/16/30..............  $  2,033,544
  1,387,168   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 1999-C1, Class A1,
                5.91%, 02/14/31..............     1,495,413
    996,043   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2002-PBW1, Class A1,
                3.97%, 11/11/35..............     1,007,126
  3,000,000   Contimortgage Home Equity Loan
                Trust, Series 1998-2, Class
                A7,
                6.57%, 03/15/23..............     3,170,256
  1,854,634   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2001-CF2, Class A1,
                5.257%, 02/15/34.............     1,948,957
    700,371   DLJ Commercial Mortgage Corp.,
                Series 1998-CG1, Class A1A,
                6.11%, 06/10/31..............       747,605
  1,165,766   EQCC Home Equity Loan Trust,
                Series 1998-1, Class A6F,
                6.252%, 12/15/07.............     1,209,214
    716,770   Fleet Mortgage Securities,
                Series 2001-1, Class A1,
                6.00%, 07/28/29..............       718,218
  2,000,000   Freddie Mac, Class AF2,
                3.63%, 11/25/32..............     2,032,168
  1,708,263   General Electric Capital
                Commercial Mortgage Corp.,
                Series 2001-2, Class A1,
                5.26%, 08/11/33..............     1,812,164
    908,860   General Electric Capital
                Commercial Mortgage Corp.,
                Series 2002-1A, Class A1,
                5.03%, 12/10/35..............       960,490
  4,000,000   General Electric Capital
                Commercial Mortgage Corp.,
                Series 2002-3A, Class A1,
                4.23%, 12/10/37..............     4,083,240
    960,687   General Electric Capital
                Commercial Mortgage Corp.,
                Series 2001-3, Class A1,
                5.56%, 06/10/38..............     1,028,424
  2,543,329   IMC Home Equity Loan Trust,
                Series 1997-3, Class A7,
                7.08%, 08/20/28..............     2,656,929
  1,000,000   JP Morgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2002-C2, Class A1,
                4.33%, 12/12/34..............     1,024,894

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 1,950,434   Residential Funding Mortgage
                Securities, Series 2000-HI2,
                Class AI3,
                7.90%, 02/25/15..............  $  1,985,483
  1,182,757   Residential Funding Mortgage
                Securities, Series 2001-HI3,
                Class AII,
                6.63%, 07/25/26..............     1,241,496
    664,149   Travelers Mortgage Securities
                Corp., Series 1, Class Z2,
                12.00%, 03/01/14.............       713,855
  3,500,000   Vendee Mortgage Trust, Series
                1996-1, Class 1K,
                6.75%, 11/15/12..............     3,784,841
                                               ------------
                                                 36,855,181
                                               ------------
              PRIVATE ASSET BACKED: OTHER -- 8.40%
  3,500,000   ANRC Auto Owner Trust, Series
                2000-A, Class A4,
                7.15%, 02/15/07..............     3,579,817
  2,000,000   Asset Securitization Corp.,
                Series 1997-D4, Class A1C,
                7.42%, 04/14/29..............     2,178,754
  5,400,000   California Infrastructure,
                Series 1997-1, Class A6,
                6.38%, 09/25/08..............     5,900,931
  5,000,000   CIT Equipment Collateral,
                Series 2002-VT1, Class A3,
                4.03%, 01/20/06..............     5,135,815
    491,650   CNH Equipment Trust, Series
                2000-B, Class A3,
                6.88%, 03/15/05..............       493,719
  2,453,965   CNH Equipment Trust, Series
                2000-A, Class A4,
                7.34%, 02/15/07..............     2,542,293
    366,959   Countrywide Asset Backed
                Certificates, Series 2000-2,
                Class AF2,
                8.21%, 08/25/25..............       366,660
  1,500,000   Household Automotive Trust,
                Series 2001-2, Class A3,
                4.83%, 03/17/06..............     1,532,427
  3,500,000   Household Automotive Trust,
                Series 2002-1, Class A3,
                3.75%, 09/18/06..............     3,609,323
  3,000,000   John Deere Owner Trust, Series
                2001-A, Class A3,
                3.26%, 10/17/05..............     3,042,288
  3,250,000   Onyx Acceptance Auto Trust,
                Series 2002-D, Class A4,
                3.10%, 07/15/09..............     3,292,829

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: OTHER (CONTINUED)
$ 4,924,086   PBG Equipment Trust, Series 1A,
                Class A,
                6.27%, 01/20/12..............  $  5,195,083
                                               ------------
                                                 36,869,939
                                               ------------
              PRIVATE ASSET BACKED: RECEIVABLES -- 6.61%
  1,300,387   Associates Automobile
                Receivables Trust, Series
                2000-1, Class A3,
                7.30%, 01/15/04..............     1,316,738
  4,000,000   Chevy Chase Auto Receivables
                Trust, Series 2001-2, Class
                A4,
                4.44%, 04/16/07..............     4,160,176
  2,000,000   Chevy Chase Auto Receivables
                Trust, Series 2001-2, Class
                A3,
                3.80%, 11/15/05..............     2,026,224
  8,145,000   CSXT Trade Receivables Trust,
                Series 1998-1, Class A,
                6.00%, 07/26/04..............     8,318,953
  1,088,351   Dealer Auto Receivable Trust,
                Series 2000-1, Class A3,
                7.07%, 05/17/04..............     1,093,533
    549,909   First Security Auto Owner
                Trust, Series 2000-2, Class
                A3,
                6.83%, 07/15/04..............       553,612
  1,368,033   First Sierra Receivables,
                Series 1999-1, Class A4,
                5.73%, 09/15/04..............     1,382,772
  3,000,000   Hyundai Auto Receivables Trust,
                Series 2002-A, Class A3,
                2.80%, 02/15/07..............     3,034,122
  2,000,000   PFC Tax Receivables Trust,
                Series 2002-A, Class A,
                3.01%, 12/15/15..............     2,001,563
  5,000,000   World Omni Auto Receivables
                Trust, Series 2001-B, Class
                A3,
                3.79%, 11/21/05..............     5,107,935
                                               ------------
                                                 28,995,628
                                               ------------
              PRIVATE ASSET BACKED: TRANSPORTATION -- 1.66%
  6,993,350   Railcar Trust, Series 1992-1,
                Class A,
                7.75%, 06/01/04..............     7,297,246
                                               ------------
              REAL ESTATE -- 1.05%
  2,000,000   EOP Operating LP,
                6.375%, 02/15/03.............     2,008,948
    800,000   EOP Operating LP,
                7.375%, 11/15/03.............       832,580
  1,725,000   EOP Operating LP,
                6.50%, 01/15/04..............     1,782,349
                                               ------------
                                                  4,623,877
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS -- 3.21%
$ 1,000,000   Archstone-Smith Trust,
                7.15%, 10/15/03..............  $  1,031,117
    500,000   AvalonBay Communities,
                6.50%, 07/15/03..............       512,024
  3,000,000   AvalonBay Communities, Series
                MTN,
                6.58%, 02/15/04..............     3,146,802
    875,000   AvalonBay Communities,
                6.625%, 01/15/05.............       937,994
  2,500,000   Duke Realty Corp.,
                7.30%, 06/30/03..............     2,559,542
  1,000,000   Equity Residential Properties,
                7.50%, 04/15/04..............     1,056,462
  2,350,000   Kimco Realty Corp.,
                6.50%, 10/01/03..............     2,428,645
  1,000,000   Kimco Realty Corp., Series
                MTNB,
                7.62%, 10/20/04..............     1,076,647
  1,250,000   Kimco Realty Corp., Series MTN,
                6.83%, 11/14/05..............     1,356,005
                                               ------------
                                                 14,105,238
                                               ------------
              SPECIAL PURPOSE ENTITY -- 2.79%
  4,000,000   First Union Corp.,
                9.375%, 04/15/03.............     4,082,452
  3,500,000   Province of British Columbia,
                4.625%, 10/03/06.............     3,718,354
  1,000,000   Province of Ontario,
                7.625%, 06/22/04.............     1,081,072
  3,000,000   Province of Ontario,
                7.00%, 08/04/05..............     3,349,428
                                               ------------
                                                 12,231,306
                                               ------------
              UTILITIES -- 1.13%
  4,395,000   PG&E Corp., Series 1997-1,
                Class A8,
                6.48%, 12/26/09..............     4,957,964
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $343,781,449)..........   352,786,067
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 11.04%
              FANNIE MAE -- 6.07%
  1,730,515   PL# 50903, 6.00%, 09/01/08.....     1,811,401
  2,032,631   PL# 609771, 6.00%, 09/01/08....     2,131,450
  2,122,027   PL# 50973, 6.00%, 01/01/09.....     2,221,212
  4,571,280   PL# 254062, 6.00%, 10/01/11....     4,843,308
  2,596,354   PL# 429168, 6.00%, 05/01/13....     2,717,711
  2,154,942   PL# 323743, 5.00%, 04/01/14....     2,221,081
  2,481,230   PL# 517699, 6.00%, 07/01/14....     2,597,205
  7,718,609   PL# 545038, 6.00%, 09/01/14....     8,079,385
                                               ------------
                                                 26,622,753
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FEDERAL FARM CREDIT BANK -- 1.95%
$ 8,500,000   2.50%, 11/15/05................  $  8,566,861
                                               ------------
              FREDDIE MAC -- 3.02%
 10,000,000   3.25%, 11/15/04................    10,284,820
     33,979   PL# D06777,
                7.50%, 03/01/08..............        36,145
  1,068,639   PL# E00532,
                6.50%, 02/01/13..............     1,128,177
  1,704,066   PL# E00542,
                6.50%, 04/01/13..............     1,799,007
     14,490   PL# 306816,
                7.00%, 01/01/18..............        15,352
                                               ------------
                                                 13,263,501
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES (Cost
                $47,894,848).................    48,453,115
                                               ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 3.27%
  3,000,000   Hydro Quebec,
                7.49%, 07/30/03..............     3,095,577
  3,000,000   Hydro Quebec, Series MTNB,
                7.00%, 04/12/05..............     3,316,362
  5,000,000   Hydro Quebec, Series MTNB,
                6.52%, 02/23/06..............     5,585,510
  2,350,000   Hydro Quebec, Series GW,
                9.75%, 01/15/18..............     2,364,779
                                               ------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS (Cost
                $13,843,355).................    14,362,228
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 1.37%
              FEDERAL HOME LOAN BANK -- 0.69%
  3,000,000   1.27%, 01/10/03................     2,999,047
                                               ------------
              FREDDIE MAC -- 0.68%
  3,000,000   1.28%, 01/17/03................     2,998,293
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES
                (Cost $5,997,340)............     5,997,340
                                               ------------
  SHARES
  ------
              REGULATED INVESTMENT COMPANY -- 0.04%
    197,153   Merrimac Cash Fund -- Premium
                Class(c) (Cost $197,153).....       197,153
                                               ------------
 PRINCIPAL
 ---------
              COMMERCIAL PAPER -- 0.01%
$    59,743   Morgan Stanley, Floating Rate,
                1.39%(+), 05/07/03(c) (Cost
                $59,743).....................        59,743
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              TIME DEPOSITS -- 0.30%
$    59,743   American Express Centurion
                Bank, 1.38%, 01/27/03(c).....  $     59,743
    251,770   Bank of Montreal,
                1.32%, 01/30/03(c)...........       251,770
     59,743   Barclays PLC,
                1.32%, 02/14/03(c)...........        59,743
    179,230   Bayerische HypoVereinsbank,
                1.71%, 01/10/03(c)...........       179,230
    304,690   BNP Paribas,
                1.32%, 02/07/03(c)...........       304,690
    149,358   Royal Bank of Scotland,
                1.33%, 01/15/03(c)...........       149,358
    316,639   Royal Bank of Scotland,
                1.78%, 01/21/03(c)...........       316,639
                                               ------------
              TOTAL TIME DEPOSITS(Cost
                $1,321,173)..................     1,321,173
                                               ------------
              SHORT TERM CORPORATE NOTES -- 0.53%
     59,743   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.25%(+), 11/04/03(c)........        59,743
    149,358   Goldman Sachs Group, Inc.,
                Floating Rate, 1.43%(+),
                01/03/03(c)..................       149,358
    179,230   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.41%(+), 02/03/03(c)........       179,230
    215,076   Goldman Sachs Group, Inc.,
                Floating Rate, 1.32%(+),
                03/21/03(c)..................       215,076
    298,716   Honda Motor Company, Ltd.,
                Floating Rate, 1.41%(+),
                04/08/03(c)..................       298,716
    388,331   Merrill Lynch & Company,
                Floating Rate, 1.34%(+),
                04/16/03(c)..................       388,331
     29,872   Merrill Lynch & Company,
                Floating Rate, 1.33%(+),
                11/26/03(c)..................        29,872
    746,790   Morgan Stanley, Floating Rate,
                1.36%(+), 03/25/03(c)........       746,790
    119,486   Morgan Stanley, Floating Rate,
                1.36%(+), 09/26/03(c)........       119,486
    119,486   National City Corp., Floating
                Rate, 1.25%(+),
                01/23/03(c)..................       119,486
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $2,306,088)......     2,306,088
                                               ------------
              TOTAL SECURITIES (Cost
                $415,401,149)................   425,482,907
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 3.19%
$    59,743   With Morgan Stanley, dated
                12/31/02, 1.42%, due
                01/02/03, repurchase proceeds
                at maturity $59,748
                (Collateralized by Callable
                Government Agency Backed
                Receipts, zero coupon, due
                01/15/21, with a value of
                $60,939)(c)..................  $     59,743
 13,940,928   With Investors Bank & Trust,
                dated 12/31/02, 1.00%, due
                01/02/03, repurchase proceeds
                at maturity $13,941,703
                (Collateralized by Government
                National Mortgage
                Association, 1.92%, due
                05/16/32, with a value of
                $14,637,974).................    13,940,928
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $14,000,671)...........    14,000,671
                                               ------------
              Total Investments -- 100.11%
                (Cost $429,401,820)..........   439,483,578
              Liabilities less other
                assets -- (0.11)%............      (468,560)
                                               ------------
              NET ASSETS -- 100.00%..........  $439,015,018
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2002 is $429,401,820.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $10,470,473
    Gross unrealized depreciation...........     (388,715)
                                              -----------
    Net unrealized appreciation.............  $10,081,758
                                              ===========

---------------

(a) Quarterly reset provision. The rate shown was in effect at December 31, 2002.

(b) All or part of this security is on loan.

(c) Collateral for securities on loan.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate.
    The rate shown was in effect at December 31, 2002.

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY SECURITIES -- 20.76%
              US TREASURY BOND -- 0.98%
$ 3,000,000   6.125%, 08/15/29...............  $  3,522,891
                                               ------------
              US TREASURY INFLATION INDEX -- 3.44%
 11,221,600   3.625%, 01/15/08...............    12,315,717
                                               ------------
              US TREASURY NOTES -- 16.34%
  5,000,000   5.50%, 03/31/03................     5,053,130
  5,000,000   3.625%, 08/31/03(a)............     5,080,470
 20,000,000   3.00%, 01/31/04................    20,378,140
 13,000,000   2.125%, 08/31/04...............    13,148,798
 11,000,000   6.50%, 10/15/06................    12,637,977
  2,000,000   4.75%, 11/15/08(a).............     2,183,752
                                               ------------
                                                 58,482,267
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $71,100,656)...........    74,320,875
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 49.35%
              FANNIE MAE -- 25.61%
 10,000,000   5.125%, 02/13/04...............    10,421,620
  4,000,000   5.50%, 05/02/06................     4,337,420
 10,000,000   5.00%, 01/20/07................    10,394,350
  5,000,000   5.00%, 05/14/07................     5,236,900
  5,000,000   3.50%, 10/15/07................     5,037,325
  4,000,000   6.25%, 07/19/11................     4,229,992
 10,000,000   6.00%, 01/18/12................    10,664,760
 40,000,000   TBA, 6.00%, 01/01/33...........    41,350,000
                                               ------------
                                                 91,672,367
                                               ------------
              FEDERAL FARM CREDIT BANK -- 1.47%
  5,000,000   4.375%, 04/15/05...............     5,281,940
                                               ------------
              FEDERAL HOME LOAN BANK -- 0.56%
  2,000,000   5.50%, 01/21/03................     2,004,456
                                               ------------
              FREDDIE MAC -- 14.80%
  7,000,000   5.625%, 03/20/06...............     7,054,726
  6,000,000   5.75%, 04/15/08................     6,742,566
  5,000,000   6.625%, 09/15/09...............     5,873,305
  6,000,000   6.875%, 09/15/10...............     7,167,216
  5,000,000   6.375%, 08/01/11...............     5,495,220
  2,376,450   CMO, Series 1574,
                6.50%, 02/15/21..............     2,430,053
  5,300,000   CMO, Series 1500,
                7.00%, 06/15/22..............     5,481,626
     53,702   CMO, Series 31, Floating Rate,
                1.48%(+), 08/25/23...........        53,803
 11,000,000   CMO Series 2281,
                6.00%, 07/15/28..............    11,478,456
    722,000     6.75%, 03/15/31..............       866,435
    304,000     6.25%, 07/15/32..............       345,616
                                               ------------
                                                 52,989,022
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 3.15%
$     8,285   PL# 328000, 7.50%, 06/15/07....  $      8,857
      1,875   PL# 328084, 7.50%, 07/15/07....         2,005
     12,589   PL# 322072, 7.50%, 08/15/07....        13,458
     31,558   PL# 323189, 7.50%, 08/15/07....        33,736
     48,308   PL# 328188, 7.50%, 08/15/07....        51,642
     59,977   PL# 328192, 7.50%, 08/15/07....        64,117
     25,728   PL# 328200, 7.50%, 08/15/07....        27,504
     90,080   PL# 329060, 7.50%, 08/15/07....        96,297
     76,308   PL# 332267, 7.50%, 08/15/07....        81,575
      2,802   PL# 335542, 7.50%, 08/15/07....         2,995
     39,087   PL# 335995, 7.50%, 08/15/07....        41,785
     85,940   PL# 297619, 7.50%, 09/15/07....        91,872
     63,425   PL# 332704, 7.50%, 09/15/07....        67,802
     21,042   PL# 333320, 7.50%, 09/15/07....        22,494
     21,170   PL# 333709, 7.50%, 09/15/07....        22,631
     65,156   PL# 369749, 6.50%, 09/15/08....        69,092
     63,452   PL# 345975, 6.50%, 10/15/08....        67,285
    222,414   PL# 374726, 6.50%, 10/15/08....       235,848
     69,747   PL# 345973, 6.50%, 11/15/08....        73,960
     36,643   PL# 363874, 6.50%, 11/15/08....        38,856
    103,766   PL# 366531, 6.50%, 11/15/08....       110,033
    109,600   PL# 370448, 6.50%, 11/15/08....       116,220
    147,520   PL# 371094, 6.50%, 11/15/08....       156,431
  1,458,778   PL# 2483, 7.00%, 09/20/27......     1,537,392
  4,622,632   PL# 2631, 7.00%, 08/20/28......     4,871,746
  3,213,645   PL# 2645, 7.00%, 09/20/28......     3,386,829
                                               ------------
                                                 11,292,462
                                               ------------
              SMALL BUSINESS ADMINISTRATION -- 1.19%
  4,000,000   5.886%, 09/10/11...............     4,256,252
                                               ------------
              TENNESSEE VALLEY AUTHORITY -- 1.69%
  2,500,000   Series A, 6.375%, 06/15/05.....     2,751,280
  3,000,000   Series G, 5.375%, 11/13/08.....     3,304,560
                                               ------------
                                                  6,055,840
                                               ------------
              US GOVERNMENT GUARANTEED BOND -- 0.88%
  2,912,602   6.12%, 04/01/08................     3,137,600
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES (Cost
                $168,936,515)................   176,689,939
                                               ------------
              CORPORATE BONDS AND NOTES -- 8.37%
              CONSUMER GOODS AND SERVICES -- 0.30%
  1,000,000   Eastman Kodak Company,
                6.375%, 06/15/06.............     1,082,306
                                               ------------

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES -- 1.15%
$ 2,000,000   Ford Motor Credit Company,
                7.50%, 03/15/05..............  $  2,041,548
  2,000,000   General Electric Capital Corp.,
                Series MTNA,
                6.75%, 09/11/03..............     2,072,792
                                               ------------
                                                  4,114,340
                                               ------------
              SHIPBUILDING -- 0.46%
  1,553,000   Sulphur Carriers, Series 2009,
                8.30%, 10/15/09..............     1,662,746
                                               ------------
              SPECIAL PURPOSE ENTITY -- 5.21%
  5,244,820   Overseas Private Investment
                Corp.,
                5.14%, 08/15/07..............     5,613,149
  3,636,363   Overseas Private Investment
                Corp.,
                7.45%, 12/15/10..............     4,194,933
  7,857,143   Overseas Private Investment
                Corp.,
                Series 1997,
                7.05%, 11/15/13..............     8,826,832
                                               ------------
                                                 18,634,914
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 1.25%
  2,000,000   SBC Communications, Inc.,
                5.875%, 08/15/12.............     2,164,472
  2,000,000   Verizon Global Funding Corp.,
                7.375%, 09/01/12.............     2,305,974
                                               ------------
                                                  4,470,446
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $27,528,591)...........    29,964,752
                                               ------------
              FOREIGN GOVERNMENT OBLIGATION -- 0.60%
  2,000,000   Republic of Italy,
                5.25%, 04/05/06 (Cost
                $1,993,275)..................     2,147,518
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 30.10%
              FANNIE MAE -- 5.01%
  2,400,000   1.28%, 02/03/03................     2,397,184
 15,600,000   1.275%, 03/19/03...............    15,557,457
                                               ------------
                                                 17,954,641
                                               ------------
              FEDERAL HOME LOAN BANK -- 6.22%
    800,000   1.29%, 01/10/03................       799,742
  6,100,000   1.27%, 01/17/03................     6,096,557
  1,500,000   1.27%, 01/22/03................     1,498,889
 13,900,000   1.26%, 03/26/03................    13,859,134
                                               ------------
                                                 22,254,322
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES (CONTINUED)
              FREDDIE MAC -- 18.87%
$ 5,100,000   1.25%, 01/02/03................  $  5,099,823
  3,300,000   1.25%, 01/07/03................     3,299,312
 28,100,000   1.24%, 01/14/03................    28,087,418
 27,600,000   1.27%, 01/30/03................    27,571,764
  1,100,000   1.27%, 02/18/03................     1,098,137
  2,400,000   1.26%, 02/18/03................     2,395,968
                                               ------------
                                                 67,552,422
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES
                (Cost $107,761,385)..........   107,761,385
                                               ------------
              COMMERCIAL PAPER -- 2.66%
  6,000,000   ConAgra, Inc.,
                1.47%, 01/06/03..............     5,998,775
  1,300,000   DaimlerChrysler,
                1.96%, 01/13/03..............     1,299,151
  1,000,000   Ford Motor Credit Company,
                1.96%, 01/21/03..............       998,911
  1,100,000   General Motors Acceptance
                Corp.,
                1.89%, 01/21/03..............     1,098,845
    113,536   Morgan Stanley, Floating Rate,
                1.39%(+), 05/07/03(b)........       113,536
                                               ------------
              TOTAL COMMERCIAL PAPER
                (Cost $9,509,218)............     9,509,218
                                               ------------
              TIME DEPOSITS -- 0.70%
    113,536   American Express Centurion
                Bank,
                1.38%, 01/27/03(b)...........       113,536
    478,464   Bank of Montreal,
                1.32%, 01/30/03(b)...........       478,464
    113,536   Barclays PLC,
                1.32%, 02/14/03(b)...........       113,536
    340,609   Bayerische Hypo Vereinsbank,
                1.71%, 01/10/03(b)...........       340,609
    579,035   BNP Paribas,
                1.32%, 02/07/03(b)...........       579,035
    283,841   Royal Bank of Scotland,
                1.33%, 01/15/03(b)...........       283,841
    601,742   Royal Bank of Scotland,
                1.78%, 01/21/03(b)...........       601,742
                                               ------------
              TOTAL TIME DEPOSITS
                (Cost $2,510,763)............     2,510,763
                                               ------------

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES -- 1.22%
$   113,536   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.25%(+), 11/04/03(b)          $    113,536
    283,841   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.43%(+), 01/03/03(b)........       283,841
    340,609   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.41%(+), 02/03/03(b)........       340,609
    408,730   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.32%(+), 03/21/03(b)........       408,730
    567,681   Honda Motor Company, Ltd.,
                Floating Rate,
                1.41%(+), 04/08/03(b)........       567,681
    737,985   Merrill Lynch & Company,
                Floating Rate,
                1.34%(+), 04/16/03(b)........       737,985
     56,768   Merrill Lynch & Company,
                Floating Rate,
                1.33%(+), 11/26/03(b)........        56,768
  1,419,202   Morgan Stanley, Floating Rate,
                1.36%(+), 03/25/03(b)........     1,419,202
    227,072   Morgan Stanley, Floating Rate,
                1.36%(+), 09/26/03(b)........       227,072
    227,072   National City Corp., Floating
                Rate,
                1.25%(+), 01/23/03(b)........       227,072
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $4,382,496)......     4,382,496
                                               ------------
  SHARES
  ------
              REGULATED INVESTMENT COMPANY -- 0.11%
    374,669   Merrimac Cash Fund -- Premium
                Class (b) (Cost $374,669)....       374,669
                                               ------------
              TOTAL SECURITIES
                (Cost $394,097,568)..........   407,661,615
                                               ------------
 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENT -- 0.03%
$   113,536   With Morgan Stanley, dated
                12/31/02, 1.42%, due
                01/02/03, repurchase proceeds
                at maturity $113,545
                (Collateralized by Callable
                Government Agency Backed
                Receipts, zero coupon, due
                01/15/21, with a value of
                $115,808)(b) (Cost
                $113,536)....................  $    113,536
                                               ------------
              Total Investments -- 113.90%
                (Cost $394,211,104)..........   407,775,151
              Liabilities less other
                assets -- (13.90)%...........   (49,769,761)
                                               ------------
              NET ASSETS -- 100.00%..........  $358,005,390
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2002 is $394,244,398.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $13,567,763
    Gross unrealized depreciation...........      (37,010)
                                              -----------
    Net unrealized appreciation.............  $13,530,753
                                              ===========

---------------

(a) All or part of this security is on loan.

(b) Collateral for securities on loan.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate.
    The rate shown was in effect at December 31, 2002.

TBA To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/- 1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              US TREASURY SECURITIES -- 26.95%
              US TREASURY BONDS -- 12.46%
$ 3,395,000   10.375%, 11/15/12(a).........  $    4,538,691
  2,155,000   9.25%, 02/15/16..............       3,198,492
 16,760,000   8.125%, 08/15/19(a)..........      23,350,099
 26,180,000   8.50%, 02/15/20(a)...........      37,747,267
 25,750,000   8.00%, 11/15/21(a)...........      35,887,054
  1,550,000   6.00%, 02/15/26..............       1,776,750
 14,465,000   6.75%, 08/15/26..............      18,102,166
                                             --------------
                                                124,600,519
                                             --------------
              US TREASURY NOTES -- 12.47%
 52,200,000   3.00%, 02/29/04..............      53,256,267
 27,335,000   3.00%, 11/15/07(a)...........      27,672,423
  2,675,000   6.00%, 08/15/09(a)...........       3,110,942
 17,010,000   6.50%, 02/15/10(a)...........      20,337,598
 19,965,000   4.00%, 11/15/12(a)...........      20,253,574
                                             --------------
                                                124,630,804
                                             --------------
              US TREASURY STRIPS -- 2.02%
 33,380,000   Zero coupon, 05/15/17........      16,484,079
  9,950,000   Zero coupon, 11/15/21........       3,707,509
                                             --------------
                                                 20,191,588
                                             --------------
              TOTAL US TREASURY SECURITIES
                (Cost $257,159,555)........     269,422,911
                                             --------------
              US GOVERNMENT AGENCY SECURITIES -- 30.22%
              FANNIE MAE -- 17.14%
  7,905,000   5.00%, 01/15/07..............       8,576,530
  3,400,000   4.75%, 06/18/07..............       3,554,136
 13,355,000   6.00%, 05/15/11..............      15,121,225
     37,322   PL# 323250, 6.00%,
                08/01/13...................          39,066
    258,126   PL# 535103, 7.00%,
                01/01/15...................         274,466
  3,823,189   PL# 535675, 7.00%,
                01/01/16...................       4,065,212
     96,867   PL# 253698, 6.00%,
                02/01/16...................         101,394
    187,890   PL# 549659, 7.00%,
                02/01/16...................         199,784
    227,564   PL# 550440, 7.00%,
                02/01/16...................         241,970
  1,318,931   PL# 579224, 6.00%,
                04/01/16...................       1,380,579
    740,126   PL# 357120, 6.00%,
                05/01/16...................         774,721
  1,360,957   PL# 577525, 6.00%,
                05/01/16...................       1,424,570
    458,380   PL# 578771, 6.00%,
                05/01/16...................         479,805
  1,204,014   PL# 583058, 6.00%,
                05/01/16...................       1,260,291
    233,506   PL# 253990, 7.00%,
                09/01/16...................         248,288
    180,317   PL# 598125, 7.00%,
                09/01/16...................         191,732
    172,583   PL# 580179, 7.00%,
                10/01/16...................         183,509
    130,592   PL# 611323, 7.00%,
                10/01/16...................         138,859
    108,611   PL# 611695, 5.50%,
                12/01/16...................         112,808
     35,871   PL# 492742, 7.00%,
                05/01/29...................          37,740
     22,636   PL# 503916, 7.50%,
                06/01/29...................          24,040
  2,669,300   PL# 252571, 7.00%,
                07/01/29...................       2,808,426
     30,870   PL# 508415, 7.00%,
                08/01/29...................          32,479

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$    49,561   PL# 252716, 7.00%,
                09/01/29...................  $       52,144
    529,278   PL# 323967, 7.00%,
                10/01/29...................         556,864
    141,513   PL# 515946, 7.00%,
                10/01/29...................         148,889
     15,139   PL# 531092, 7.50%,
                10/01/29...................          16,078
    216,365   PL# 524164, 7.00%,
                11/01/29...................         227,642
    492,882   PL# 526053, 7.00%,
                12/01/29...................         518,572
    264,473   PL# 535030, 7.00%,
                12/01/29...................         278,258
    500,672   PL# 524657, 7.00%,
                01/01/30...................         526,767
      8,343   PL# 527717, 7.50%,
                01/01/30...................           8,861
     57,319   PL# 647556, 7.00%,
                01/01/30...................          60,307
    184,527   PL# 528107, 7.00%,
                02/01/30...................         194,145
    162,357   PL# 531497, 7.00%,
                02/01/30...................         170,819
    155,383   PL# 531735, 7.00%,
                02/01/30...................         163,482
    118,038   PL# 535159, 7.00%,
                02/01/30...................         124,190
    472,112   PL# 535195, 7.00%,
                03/01/30...................         496,719
    228,970   PL# 535277, 7.00%,
                04/01/30...................         240,904
     10,777   PL# 253264, 7.00%,
                05/01/30...................          11,338
     13,425   PL# 538314, 7.50%,
                05/01/30...................          14,257
     15,815   PL# 253346, 7.50%,
                06/01/30...................          16,795
     15,909   PL# 540211, 7.50%,
                06/01/30...................          16,896
     13,597   PL# 541401, 7.50%,
                07/01/30...................          14,440
     21,013   PL# 542999, 7.50%,
                08/01/30...................          22,316
    757,926   PL# 548822, 7.00%,
                08/01/30...................         797,429
     10,238   PL# 550544, 7.50%,
                09/01/30...................          10,872
    199,306   PL# 253479, 7.00%,
                10/01/30...................         209,694
    182,601   PL# 549962, 7.00%,
                10/01/30...................         192,118
    601,736   PL# 549975, 7.00%,
                10/01/30...................         633,099
     63,825   PL# 552603, 7.00%,
                10/01/30...................          67,152
    654,744   PL# 554493, 7.00%,
                10/01/30...................         688,870
    138,687   PL# 559277, 7.00%,
                10/01/30...................         145,916
     15,770   PL# 558362, 7.50%,
                11/01/30...................          16,748
      7,030   PL# 558519, 7.50%,
                11/01/30...................           7,466
    139,369   PL# 560384, 7.00%,
                11/01/30...................         146,633
     18,814   PL# 259141, 7.50%,
                12/01/30...................          19,980
     18,279   PL# 533841, 7.50%,
                12/01/30...................          19,413
    475,125   PL# 559313, 7.00%,
                12/01/30...................         499,889
     12,698   PL# 561678, 7.50%,
                12/01/30...................          13,486
     15,940   PL# 564080, 7.50%,
                12/01/30...................          16,928
    174,144   PL# 564183, 7.00%,
                12/01/30...................         183,221
     22,841   PL# 564529, 7.50%,
                12/01/30...................          24,257
     20,484   PL# 559741, 7.50%,
                01/01/31...................          21,754
     18,832   PL# 560596, 7.50%,
                01/01/31...................          19,999
     13,577   PL# 535722, 7.00%,
                02/01/31...................          14,285
     79,805   PL# 535723, 7.00%,
                02/01/31...................          83,964
  1,591,081   PL# 535880, 7.00%,
                02/01/31...................       1,674,010
    149,058   PL# 566658, 7.00%,
                02/01/31...................         156,827
     19,721   PL# 569361, 7.50%,
                02/01/31...................          20,943

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$    15,929   PL# 575285, 7.50%,
                03/01/31...................  $       16,916
     21,799   PL# 535811, 6.50%,
                04/01/31...................          22,715
     29,534   PL# 580377, 7.50%,
                04/01/31...................          31,365
     26,452   PL# 589405, 7.50%,
                06/01/31...................          28,092
    244,417   PL# 589893, 7.00%,
                06/01/31...................         257,157
     16,297   PL# 592129, 7.50%,
                06/01/31...................          17,308
     12,463   PL# 593988, 7.50%,
                07/01/31...................          13,236
    282,267   PL# 254008, 7.00%,
                10/01/31...................         296,979
     68,103   PL# 606600, 7.00%,
                10/01/31...................          71,652
    185,972   PL# 610128, 7.00%,
                10/01/31...................         195,665
     46,166   PL# 617705, 6.00%,
                04/01/32...................          47,818
  5,000,000   TBA, 5.00%, 01/01/18.........       5,121,875
 24,800,000   TBA, 5.50%, 01/01/18.........      25,699,000
 34,100,000   TBA, 6.00%, 01/01/18.........      35,645,139
 16,800,000   TBA, 6.00%, 01/01/33.........      17,367,000
 29,200,000   TBA, 6.50%, 01/01/33.........      30,404,500
  5,000,000   TBA, 7.00%, 01/01/33.........       5,259,375
                                             --------------
                                                171,333,058
                                             --------------
              FREDDIE MAC -- 2.65%
    960,000   5.50%, 07/15/06..............       1,056,147
 14,740,000   4.875%, 03/15/07.............      15,941,634
  7,910,000   7.00%, 03/15/10..............       9,501,278
                                             --------------
                                                 26,499,059
                                             --------------
              FREDDIE MAC GOLD -- 6.89%
    162,938   PL# E84214, 5.50%,
                06/01/16...................         169,307
     25,567   PL# E84758, 5.50%,
                07/01/16...................          26,566
  2,433,093   PL# G11196, 5.50%,
                11/01/16(h)................       2,527,441
    926,249   PL# E86502, 5.50%,
                12/01/16...................         962,450
    970,382   PL# E86565, 5.50%,
                12/01/16...................       1,008,308
  1,097,475   PL# E86959, 5.50%,
                12/01/16...................       1,140,368
    954,554   PL# E88658, 5.50%,
                03/01/17...................         991,799
  2,384,292   PL# E88749, 6.00%,
                03/01/17...................       2,495,629
    574,004   PL# E88724, 5.50%,
                04/01/17...................         596,401
  2,879,781   PL# E88789, 6.00%,
                04/01/17...................       3,014,256
    478,369   PL# E88979, 5.50%,
                04/01/17...................         497,034
    737,755   PL# E88994, 6.00%,
                04/01/17...................         772,205
  4,228,925   PL# E89561, 6.00%,
                04/01/17...................       4,426,399
  2,723,057   PL# E89913, 6.00%,
                05/01/17...................       2,850,213
  3,549,057   PL# E90194, 6.00%,
                06/01/17...................       3,714,784
  7,176,748   PL# E90195, 6.00%,
                06/01/17...................       7,511,873
  7,019,980   PL# E90833, 6.00%,
                08/01/17...................       7,347,785
  2,414,085   PL# E91056, 6.00%,
                08/01/17...................       2,526,813
    924,384   PL# E91320, 5.50%,
                09/01/17...................         960,452
    931,818   PL# E91602, 5.50%,
                10/01/17...................         968,176
  7,606,068   PL# E91644, 5.50%,
                10/01/17...................       7,902,842

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FREDDIE MAC GOLD (CONTINUED)
$   818,260   PL# E91754, 5.50%,
                10/01/17...................  $      850,187
  3,921,871   PL# E91774, 5.50%,
                10/01/17...................       4,074,894
    450,197   PL# E91776, 5.50%,
                10/01/17...................         467,763
     27,147   PL# E91807, 5.50%,
                10/01/17...................          28,206
    964,054   PL# E91860, 5.50%,
                10/01/17...................       1,001,669
    209,802   PL# E91952, 5.50%,
                10/01/17...................         217,988
    985,648   PL# E91967, 5.50%,
                10/01/17...................       1,024,106
    757,999   PL# E91968, 5.50%,
                10/01/17...................         787,574
  1,955,632   PL# E92007, 5.50%,
                10/01/17...................       2,031,937
  2,568,987   PL# E92113, 5.50%,
                10/01/17...................       2,669,224
    433,969   PL# C63423, 6.00%,
                02/01/32...................         449,635
  2,364,429   PL# C63679, 6.00%,
                02/01/32...................       2,449,867
    360,291   PL# G01391, 7.00%,
                04/01/32...................         378,801
                                             --------------
                                                 68,842,952
                                             --------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 3.44%
  3,829,096   PL# 780914, 6.00%,
                11/15/28...................       3,993,066
    629,830   PL# 498467, 6.00%,
                03/15/29...................         656,801
    156,595   PL# 781148, 6.00%,
                07/15/29...................         163,300
     29,969   PL# 542798, 6.00%,
                05/15/31...................          31,252
    202,816   PL# 542876, 6.00%,
                05/15/31...................         211,501
     28,416   PL# 538228, 6.00%,
                08/15/31...................          29,632
     93,275   PL# 564300, 6.00%,
                08/15/31...................          97,269
 16,330,507   PL# 781330, 6.00%,
                09/15/31...................      17,029,812
  1,594,194   PL# 3161, 6.50%, 11/20/31....       1,663,920
  8,307,877   PL# 3173, 6.50%, 12/20/31....       8,671,239
    419,659   PL# 538312, 6.00%,
                02/15/32...................         437,630
    238,357   PL# 569235, 6.00%,
                03/15/32...................         248,563
     42,736   PL# 568737, 6.00%,
                05/15/32...................          44,567
     28,209   PL# 577605, 6.00%,
                07/15/32...................          29,417
    115,848   PL# 585009, 6.00%,
                07/15/32...................         120,809
     64,442   PL# 587174, 6.00%,
                07/15/32...................          67,202
    145,072   PL# 595411, 6.00%,
                09/15/32...................         151,284
     25,967   PL# 593823, 6.00%,
                10/15/32...................          27,078
    723,423   PL# 599742, 6.00%,
                10/15/32...................         754,401
                                             --------------
                                                 34,428,743
                                             --------------
              RESOLUTION FUNDING STRIPS -- 0.10%
  1,200,000   Zero coupon, 07/15/18........         522,478
  1,200,000   Zero coupon, 10/15/18........         513,427
                                             --------------
                                                  1,035,905
                                             --------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES (Cost
                $296,660,010)..............     302,139,717
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES -- 32.72%
              AEROSPACE & DEFENSE -- 0.59%
$   840,000   Lockheed Martin Corp.,
                7.25%, 05/15/06............  $      946,731
  2,120,000   Lockheed Martin Corp.,
                7.20%, 05/01/36............       2,534,483
     35,000   Northrop Grumman Corp.,
                7.125%, 02/15/11...........          39,843
    340,000   Northrop Grumman Corp.,
                7.75%, 02/15/31............         408,908
  1,750,000   Raytheon Company,
                8.20%, 03/01/06............       1,967,551
                                             --------------
                                                  5,897,516
                                             --------------
              APPAREL: MANUFACTURING -- 0.06%
    625,000   Levi Strauss &
                Company -- 144A,
                12.25%, 12/15/12...........         615,625
                                             --------------
              AUTOMOBILES -- 0.21%
  1,125,000   Autonation, Inc.,
                9.00%, 08/01/08............       1,141,875
    855,000   Daimler Chrysler AG Corp.,
                7.45%, 03/01/27............         929,488
                                             --------------
                                                  2,071,363
                                             --------------
              AUTOMOTIVE EQUIPMENT -- 0.11%
    965,000   Dura Operating
                Corp. -- Series B,
                8.625%, 04/15/12...........         974,650
    150,000   Lear Corp, Series B,
                8.11%, 05/15/09............         159,375
                                             --------------
                                                  1,134,025
                                             --------------
              BANKS -- 2.47%
  1,430,000   Bank of America Corp.,
                3.875%, 01/15/08...........       1,452,302
  1,205,000   Bank of America Corp.,
                7.80%, 02/15/10............       1,435,372
    950,000   Barclays PLC -- 144A,
                6.86%, 06/15/49............         977,012
  3,140,000   Barclays PLC -- 144A,
                8.55%, 09/15/49(h).........       3,840,176
  5,050,000   European Investment Bank,
                Series DTC,
                5.625%, 01/24/06...........       5,538,966
  2,500,000   FleetBoston Financial Corp.,
                Series MTNT,
                4.20%, 11/30/07............       2,517,228
  1,385,000   International Finance Corp.,
                5.25%, 05/02/06............       1,504,816
    365,000   JP Morgan Chase & Company,
                5.25%, 05/30/07(a).........         386,250
  1,100,000   JP Morgan Chase & Company,
                7.00%, 11/15/09............       1,220,854

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BANKS (CONTINUED)
$   725,000   JP Morgan Chase & Company,
                5.75%, 01/02/13............  $      735,558
  2,580,000   KFW International Finance
                Corp., Series DTC,
                5.25%, 06/28/06............       2,812,639
  2,170,000   U.S. Bancorp -- Series MTNN,
                3.95%, 08/23/07............       2,220,936
                                             --------------
                                                 24,642,109
                                             --------------
              BROADCAST SERVICES/MEDIA -- 1.71%
    300,000   Adelphia Communications
                Corp.,
                7.875%, 05/01/09*..........         112,500
  1,025,000   Adelphia Communications
                Corp.,
                10.875%, 10/01/10*.........         394,625
  1,245,000   AOL Time Warner, Inc.,
                5.625%, 05/01/05...........       1,273,948
    560,000   AOL Time Warner, Inc.,
                6.15%, 05/01/07............         582,402
    445,000   AOL Time Warner, Inc.,
                7.625%, 04/15/31...........         458,979
  2,395,000   Charter Communications
                Holdings LLC,
                10.75%, 10/01/09...........       1,095,713
    600,000   Charter Communications
                Holdings LLC,
                11.125%, 01/15/11..........         274,500
  1,230,000   Comcast Cable Communica-
                tions, Inc.,
                6.375%, 01/30/06...........       1,288,009
  1,055,000   Comcast Cable Communica-
                tions, Inc.,
                6.875%, 06/15/09...........       1,124,161
  1,145,000   Comcast Cable Communica-
                tions, Inc.,
                6.75%, 01/30/11............       1,193,574
  1,605,000   Continental Cablevision,
                8.30%, 05/15/06............       1,740,210
    695,000   CSC Holdings, Inc.,
                7.875%, 12/15/07...........         671,544
    530,000   Time Warner, Inc.,
                9.125%, 01/15/13...........         622,899
    990,000   Time Warner, Inc.,
                6.875%, 06/15/18...........         992,652
    865,000   Time Warner, Inc.,
                9.15%, 02/01/23............         996,142
  1,535,000   Time Warner, Inc.,
                6.95%, 01/15/28............       1,463,791

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BROADCAST SERVICES/MEDIA (CONTINUED)
$ 2,420,000   Time Warner, Inc.,
                6.625%, 05/15/29...........  $    2,232,922
    500,000   Turner Broadcasting,
                8.375%, 07/01/13...........         564,536
                                             --------------
                                                 17,083,107
                                             --------------
              BUSINESS SERVICES -- 0.04%
    440,000   Iron Mountain, Inc.,
                7.75%, 01/15/15............         442,200
                                             --------------
              CHEMICALS -- 0.48%
    600,000   Dow Chemical Company,
                5.75%, 12/15/08............         626,880
  1,175,000   Dow Chemical Company,
                6.00%, 10/01/12............       1,203,061
  1,165,000   Dow Chemical Company,
                7.375%, 11/01/29...........       1,264,470
    560,000   Lyondell Chemical
                Company -- 144A,
                9.50%, 12/15/08............         523,600
    800,000   Lyondell Chemical Company,
                11.125%, 07/15/12..........         792,000
    400,000   Methanex Corp.,
                7.75%, 08/15/05............         402,000
                                             --------------
                                                  4,812,011
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 0.04%
    385,000   Seagate Technology
                Holdings -- 144A,
                8.00%, 05/15/09............         400,400
                                             --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.45%
    415,000   Ainsworth Lumber Company,
                Ltd.,
                13.875%, 07/15/07..........         446,125
    730,000   D.R. Horton, Inc.,
                10.50%, 04/01/05...........         773,800
    445,000   D.R. Horton, Inc.,
                7.50%, 12/01/07............         438,325
    265,000   D.R. Horton, Inc.,
                8.00%, 02/01/09............         266,325
  1,800,000   Ryland Group,
                8.00%, 08/15/06............       1,863,000
    305,000   Toll Corp.,
                8.25%, 12/01/11............         308,050
    450,000   WCI Communities, Inc.,
                10.625%, 02/15/11..........         436,500
                                             --------------
                                                  4,532,125
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              ELECTRONICS -- 0.14%
$   355,000   Flextronics International,
                Ltd.,
                9.875%, 07/01/10(a)........  $      384,288
    400,000   L-3 Communications
                Corp. -- 144A,
                7.625%, 06/15/12...........         414,000
    615,000   Sanmina-SCI Corp. -- 144A,
                10.375%, 01/15/10..........         624,225
                                             --------------
                                                  1,422,513
                                             --------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.25%
  2,475,000   Allied Waste North America,
                Series B,
                10.00%, 08/01/09...........       2,468,813
                                             --------------
              FINANCIAL SERVICES -- 6.26%
  2,825,000   Citigroup, Inc.,
                6.75%, 12/01/05............       3,143,420
2,370,000..   Citigroup, Inc.,
                5.75%, 05/10/06............       2,574,787
5,275,000..   Citigroup, Inc.,
                7.25%, 10/01/10............       6,132,857
  1,025,000   Credit Suisse First Boston
                USA, Inc.,
                4.625%, 01/15/08...........       1,040,160
    935,000   Credit Suisse First Boston
                USA, Inc.,
                6.125%, 11/15/11...........         977,236
    820,000   Credit Suisse First Boston
                USA, Inc.,
                7.125%, 07/15/32...........         873,858
    160,000   Ford Motor Credit Company,
                7.50%, 03/15/05............         163,324
  4,210,000   Ford Motor Credit Company,
                6.875%, 02/01/06...........       4,220,251
  2,915,000   Ford Motor Credit Company,
                7.375%, 10/28/09...........       2,892,933
    600,000   Ford Motor Credit Company,
                7.375%, 02/01/11...........         584,305
  3,370,000   General Electric Capital
                Corp., Series MTNA,
                5.35%, 03/30/06............       3,615,393
    690,000   General Electric Capital
                Corp., Series MTNA,
                7.375%, 01/19/10...........         802,581
  4,400,000   General Electric Capital
                Corp., Series MTNA,
                6.125%, 02/22/11...........       4,772,997
    380,000   General Electric Capital
                Corp., Series MTNA,
                5.875%, 02/15/12...........         406,973
  1,340,000   General Electric Capital
                Corp., Series MTNA,
                6.00%, 06/15/12............       1,449,392

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$ 2,060,000   General Electric Capital
                Corp., Series MTNA,
                5.45%, 01/15/13............  $    2,143,929
    545,000   General Motors Acceptance
                Corp.,
                6.75%, 01/15/06............         564,797
  1,310,000   General Motors Acceptance
                Corp.,
                7.75%, 01/19/10............       1,373,281
  3,845,000   General Motors Acceptance
                Corp.,
                7.25%, 03/02/11............       3,924,165
  5,235,000   General Motors Acceptance
                Corp.,
                6.875%, 09/15/11...........       5,229,100
    125,000   General Motors Acceptance
                Corp.,
                6.875%, 08/28/12...........         123,433
  1,200,000   Household Finance Corp.,
                6.75%, 05/15/11............       1,281,478
  2,115,000   Household Finance Corp.,
                6.375%, 10/15/11...........       2,214,963
    280,000   LaBranche & Company,
                9.50%, 08/15/04............         296,800
    270,000   LaBranche & Company,
                12.00%, 03/02/07...........         302,400
  2,895,000   Lehman Brothers Holdings,
                6.25%, 05/15/06............       3,167,622
    725,000   Morgan Stanley,
                6.10%, 04/15/06............         790,378
  1,895,000   Morgan Stanley,
                5.80%, 04/01/07............       2,057,523
  1,260,000   Morgan Stanley,
                6.75%, 04/15/11............       1,402,448
    900,000   Verizon Global Funding Corp.,
                6.125%, 06/15/07(a)........         988,460
  2,595,000   Verizon Global Funding Corp.,
                7.75%, 06/15/32............       3,053,443
                                             --------------
                                                 62,564,687
                                             --------------
              FOOD AND BEVERAGE -- 1.33%
  1,625,000   Delhaize America, Inc.,
                8.125%, 04/15/11...........       1,574,503
    265,000   Del Monte Corp. -- 144A,
                8.625%, 12/15/12...........         271,625
  1,010,000   Fleming Companies, Inc.,
                10.125%, 04/01/08(a).......         873,650
  1,675,000   General Mills, Inc.,
                5.125%, 02/15/07...........       1,781,222
  1,280,000   General Mills, Inc.,
                6.00%, 02/15/12............       1,394,647
  2,950,000   Kellogg Company, Series B,
                6.60%, 04/01/11............       3,327,789

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
$ 1,000,000   Kraft Foods, Inc.,
                5.25%, 06/01/07............  $    1,081,186
  1,365,000   Kraft Foods, Inc.,
                5.625%, 11/01/11...........       1,461,821
    810,000   Roundy's, Inc. -- Series B,
                8.875%, 06/15/12...........         797,850
    650,000   Safeway, Inc.,
                6.50%, 03/01/11............         708,748
                                             --------------
                                                 13,273,041
                                             --------------
              INSURANCE -- 0.55%
  1,085,000   American General Capital II,
                8.50%, 07/01/30............       1,423,255
  1,460,000   Marsh & McLennan Companies,
                Inc. -- 144A,
                6.25%, 03/15/12............       1,617,884
    840,000   MetLife, Inc.,
                6.125%, 12/01/11...........         908,231
    325,000   MetLife, Inc.,
                6.50%, 12/15/32............         338,459
  1,100,000   Prudential Financial -- 144A,
                6.375%, 07/23/06...........       1,179,907
                                             --------------
                                                  5,467,736
                                             --------------
              LEISURE AND RECREATION -- 0.54%
    225,000   Argosy Gaming Company,
                10.75%, 06/01/09...........         248,625
    220,000   Boyd Gaming Corp.,
                8.75%, 04/15/12............         229,900
    580,000   Boyd Gaming Corp. -- 144A,
                7.75%, 12/15/12............         570,575
    625,000   MGM Mirage, Inc.,
                9.75%, 06/01/07............         693,750
    375,000   Mohegan Tribal Gaming,
                8.75%, 01/01/09............         395,625
    825,000   Park Place Entertainment,
                8.875%, 09/15/08...........         878,691
    205,000   Park Place Entertainment,
                8.125%, 05/15/11(a)........         213,713
  1,185,000   Six Flags, Inc.,
                9.50%, 02/01/09............       1,149,450
    985,000   Starwood Hotels & Resorts
                Worldwide, Inc. -- 144A,
                7.375%, 05/01/07...........         972,688
                                             --------------
                                                  5,353,017
                                             --------------
              MACHINERY -- 0.07%
    320,000   Terex Corp., Series B,
                10.375%, 04/01/11..........         302,400
    450,000   Terex Corp.,
                9.25%, 07/15/11............         412,313
                                             --------------
                                                    714,713
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MANUFACTURING -- 0.84%
$   825,000   Briggs & Stratton Corp.,
                8.875%, 03/15/11...........  $      893,063
  1,455,000   Dresser, Inc.,
                9.375%, 04/15/11...........       1,469,550
    210,000   Grey Wolf, Inc.,
                8.875%, 07/01/07...........         215,250
  1,585,000   Honeywell International,
                7.50%, 03/01/10............       1,854,892
    420,000   Tyco International Group SA,
                6.375%, 06/15/05...........         407,670
    526,000   Tyco International Group SA,
                5.80%, 08/01/06............         497,540
  2,140,000   Tyco International Group SA,
                6.125%, 01/15/09(a)........       2,003,849
  1,070,000   Tyco International Group SA,
                6.75%, 02/15/11............       1,012,998
                                             --------------
                                                  8,354,812
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.22%
    190,000   HealthSouth Corp.,
                7.00%, 06/15/08............         156,750
  1,425,000   HealthSouth Corp.,
                10.75%, 10/01/08(a)........       1,211,250
    350,000   United Surgical Partners,
                Inc.,
                10.00%, 12/15/11...........         360,500
    425,000   Wellpoint Health Networks,
                Inc.,
                6.375%, 06/15/06...........         463,995
                                             --------------
                                                  2,192,495
                                             --------------
              METALS AND MINING -- 0.27%
  1,130,000   AK Steel Corp. -- 144A,
                7.75%, 06/15/12(a).........       1,144,125
    825,000   Codelco, Inc. -- 144A,
                6.375%, 11/30/12...........         866,320
    420,000   Oregon Steel Mills,
                Inc. -- 144A,
                10.00%, 07/15/09...........         428,400
    280,000   Trimas Corp. -- 144A,
                9.875%, 06/15/12...........         278,600
                                             --------------
                                                  2,717,445
                                             --------------
              OIL, COAL AND GAS -- 1.41%
  1,710,000   Anadarko Petroleum Corp.,
                5.375%, 03/01/07(a)........       1,829,090
    425,000   Chesapeake Energy Corp.,
                9.00%, 08/15/12............         452,625
    280,000   Chesapeake Energy
                Corp. -- 144A,
                7.75%, 01/15/15............         280,000
    585,000   Coastal Corp.,
                7.75%, 06/15/10............         459,946

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
$ 5,530,000   Conoco Funding Company,
                6.35%, 10/15/11............  $    6,185,775
    595,000   ConocoPhillips -- 144A,
                5.90%, 10/15/32............         593,685
  1,375,000   Devon Energy Corp.,
                7.95%, 04/15/32............       1,658,283
  1,800,000   Pogo Producing Corp., Series
                B,
                10.375%, 02/15/09..........       1,959,750
    705,000   Swift Energy Company,
                9.375%, 05/01/12...........         687,375
                                             --------------
                                                 14,106,529
                                             --------------
              OIL AND GAS: PIPELINES -- 0.62%
  1,375,000   El Paso Corp. -- 144A,
                7.875%, 06/15/12(a)........         964,195
    275,000   El Paso Corp., Series MTN,
                7.80%, 08/01/31............         170,907
    555,000   El Paso Corp., Series MTN,
                7.75%, 01/15/32............         344,926
    350,000   El Paso Energy
                Partners, -- 144A,
                10.625%, 12/01/12..........         359,625
    520,000   El Paso Natural Gas,
                7.50%, 11/15/26............         367,579
    450,000   El Paso Natural Gas -- 144A,
                8.375%, 06/15/32...........         336,128
  1,270,000   Kinder Morgan Energy Part-
                ners,
                7.75%, 03/15/32............       1,446,058
  1,125,000   Kinder Morgan Energy Part-
                ners,
                7.30%, 08/15/33............       1,209,917
    110,000   Kinder Morgan, Inc.,
                7.25%, 03/01/28............         112,756
    665,000   Leviathan Gas Corp., Series
                B,
                10.375%, 06/01/09..........         678,300
    290,000   Tennessee Gas Pipeline,
                8.375%, 06/15/32...........         253,047
                                             --------------
                                                  6,243,438
                                             --------------
              PACKAGING -- 0.15%
    415,000   Smurfit-Stone Container
                Corp. -- 144A,
                8.25%, 10/01/12............         425,375
  1,060,000   Owens-Brockway Glass -- 144A,
                8.75%, 11/15/12............       1,081,200
                                             --------------
                                                  1,506,575
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PAPER AND FOREST PRODUCTS -- 0.73%
$ 1,050,000   Norske Skog Canada,
                8.625%, 06/15/11...........  $    1,063,125
    725,000   Tembec Industries, Inc.,
                8.50%, 02/01/11............         734,063
  1,700,000   Weyerhaeuser Company,
                6.00%, 08/01/06............       1,795,270
    825,000   Weyerhaeuser Company,
                5.25%, 12/15/09............         835,402
  1,210,000   Weyerhaeuser Company,
                6.75%, 03/15/12............       1,321,592
  1,430,000   Weyerhaeuser Company,
                7.375%, 03/15/32...........       1,555,746
                                             --------------
                                                  7,305,198
                                             --------------
              PHARMACEUTICALS -- 0.17%
    555,000   AmerisourceBergen Corp.,
                8.125%, 09/01/08...........         593,850
  1,025,000   Pharmacia Corp.,
                6.50%, 12/01/18............       1,129,461
                                             --------------
                                                  1,723,311
                                             --------------
              PRIVATE ASSET BACKED: AUTOMOBILES -- 0.84%
  8,000,000   Daimler Chrysler Auto Trust,
                Series 01-C, Class A4,
                4.63%, 12/06/06............       8,400,904
                                             --------------
              PRIVATE ASSET BACKED: BANK -- 0.13%
  1,291,753   Washington Mutual, Series 00-
                1, Class A1, Floating Rate,
                1.71%(d), 06/25/24.........       1,285,140
                                             --------------
              PRIVATE ASSET BACKED: CREDIT CARD -- 0.61%
  6,050,000   Sears Credit Account Master
                Trust, Series 02-5, Class
                A, Floating Rate,
                1.818%(c), 11/16/09........       6,055,639
                                             --------------
              PRIVATE ASSET BACKED: FINANCE -- 0.34%
  2,980,000   Morgan Stanley Capital I,
                Series 99-FNV1, Class A2,
                6.53%, 03/15/31............       3,368,345
                                             --------------
              PRIVATE ASSET BACKED: MORTGAGE AND
                HOME EQUITY -- 3.43%
  1,987,661   Bear Stearns Commercial
                Mortgage Securities,
                Series 01, Class A1, 6.08%,
                02/15/35...................       2,162,754
  4,575,000   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 02-CKN2, Class A3,
                6.133%, 04/15/37...........       5,064,580
  7,630,000   DLJ Commercial Mortgage
                Corp., Series 98-CG1, Class
                A1B,
                6.41%, 06/10/31............       8,539,359

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND
                HOME EQUITY (CONTINUED)
$ 1,194,210   Fannie Mae, Series 00-40,
                Class F, Floating Rate,
                1.92%(d), 12/25/22.........  $    1,195,885
  5,995,000   LB-Commercial Mortgage Trust,
                Series 98-C4, Class A1B,
                6.21%, 10/15/35............       6,690,246
  4,672,346   Medallion Trust, Series
                00-1G, Class A1, Floating
                Rate,
                1.993%(c), 07/12/31........       4,678,420
  5,330,000   NationsLink Funding Corp.,
                Series 1998-2, Class A2,
                6.476%, 08/20/30...........       5,988,010
                                             --------------
                                                 34,319,254
                                             --------------
              PRIVATE ASSET BACKED: OTHER -- 0.64%
  6,398,999   SLM Student Loan Trust,
                Series 02-1, Class A1,
                Floating Rate,
                1.97%(c), 10/25/10.........       6,389,112
                                             --------------
              PRIVATE ASSET BACKED: UTILITIES -- 0.96%
  8,000,000   Peco Energy Transition Trust,
                Series 00-A, Class A4,
                7.65%, 03/01/10............       9,582,176
                                             --------------
              REAL ESTATE -- 0.27%
  2,425,000   EOP Operating LP,
                7.875%, 07/15/31...........       2,648,694
                                             --------------
              REAL ESTATE INVESTMENT TRUST -- 0.07%
    655,000   AvalonBay Communities,
                6.625%, 09/15/11...........         699,637
                                             --------------
              RETAIL -- 0.40%
    125,000   Office Depot, Inc.,
                10.00%, 07/15/08...........         143,125
  1,575,000   Sears Roebuck Acceptance
                Corp.,
                6.75%, 08/15/11............       1,504,045
  2,760,000   Sears Roebuck Acceptance
                Corp.,
                7.00%, 06/01/32............       2,320,103
                                             --------------
                                                  3,967,273
                                             --------------
              RETAIL: RESTAURANT -- 0.15%
  1,415,000   Yum! Brands, Inc.,
                8.875%, 04/15/11...........       1,542,350
                                             --------------
              RETAIL: SUPERMARKET -- 0.10%
    895,000   Kroger Company,
                7.80%, 08/15/07............       1,032,512
                                             --------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.03%
    290,000   PerkinElmer, Inc. -- 144A,
                8.875%, 01/15/13...........         287,100
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              SPECIAL PURPOSE ENTITIES -- 0.80%
$ 4,000,000   ASIF Global
                Financing -- 144A,
                3.85%, 11/26/07............  $    4,105,720
  3,664,000   Trains -- 144A,
                5.89%, 01/25/07............       3,896,986
                                             --------------
                                                  8,002,706
                                             --------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 2.05%
  1,150,000   Ameritech Capital Funding,
                6.25%, 05/18/09............       1,224,207
    940,000   AT & T Corp.,
                7.30%, 11/15/11............       1,029,421
    735,000   AT & T Corp.,
                6.50%, 03/15/13............         738,932
    750,000   British Telecom PLC,
                8.625%, 12/15/30...........         959,623
  3,840,000   Dominion Resources, Inc.,
                Series B,
                7.625%, 07/15/05...........       4,215,471
  1,800,000   Echostar Broadband Corp.,
                10.375%, 10/01/07..........       1,957,500
  1,130,000   Nextel Communications,
                10.65%, 09/15/07...........       1,084,800
    335,000   Nextel Communications,
                12.00%, 11/01/08...........         331,650
  1,535,000   Panamsat Corp. -- 144A,
                8.50%, 02/01/12............       1,473,600
    980,000   Qwest Capital Funding Corp.,
                7.75%, 08/15/06............         710,500
  1,400,000   Qwest Capital Funding Corp.,
                7.00%, 08/03/09............         903,000
  1,230,000   SBC Communications, Inc.,
                6.25%, 03/15/11............       1,358,638
    150,000   Triton PCS, Inc.,
                9.375%, 02/01/11...........         125,250
    875,000   Verizon Maryland, Inc.,
                6.125%, 03/01/12...........         948,128
  1,705,000   Vodafone Group PLC,
                7.75%, 02/15/10............       2,014,236
  2,290,000   WorldCom, Inc.,
                6.40%, 08/15/05*...........         549,600
  1,620,000   WorldCom, Inc.,
                8.00%, 05/15/06*...........         388,800
    140,000   WorldCom, Inc.,
                7.50%, 05/15/11*...........          33,600
  1,960,000   WorldCom, Inc.,
                8.25%, 05/15/31*...........         470,400
                                             --------------
                                                 20,517,356
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TRANSPORTATION -- 0.44%
$ 1,350,000   Burlington Northern Santa Fe
                Corp.,
                7.29%, 06/01/36............  $    1,606,990
  1,640,000   Canadian National Railway
                Company,
                6.90%, 07/15/28............       1,876,798
    825,000   Norfolk Southern Corp.,
                7.05%, 05/01/37............         929,495
                                             --------------
                                                  4,413,283
                                             --------------
              UTILITIES: ELECTRIC -- 1.75%
  1,800,000   Calpine Corp.,
                7.875%, 04/01/08...........         765,000
    900,000   CMS Energy Corp., Series B,
                6.75%, 01/15/04............         837,236
  2,400,000   DTE Energy Corp.,
                6.45%, 06/01/06............       2,584,903
    925,000   Duke Energy Corp.,
                5.625%, 11/30/12...........         924,873
  3,840,000   Exelon Generation Corp.
                LLC -- 144A,
                6.95%, 06/15/11............       4,159,000
  2,385,000   First Energy Corp., Series C,
                7.375%, 11/15/31...........       2,320,092
    600,000   Oncor Electric Corp. -- 144A,
                6.375%, 05/01/12...........         619,060
  1,200,000   Oncor Electric Corp. -- 144A,
                7.00%, 09/01/22............       1,121,762
    925,000   Oncor Electric Corp. -- 144A,
                7.25%, 01/15/33............         944,907
    500,000   Progress Energy, Inc.,
                7.10%, 03/01/11............         552,083
    825,000   Progress Energy, Inc.,
                6.85%, 04/15/12............         905,231
  1,535,000   Progress Energy, Inc.,
                7.75%, 03/01/31............       1,751,034
                                             --------------
                                                 17,485,181
                                             --------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $321,747,899)........     327,041,466
                                             --------------
              MUNICIPAL BOND -- 0.16%
              CALIFORNIA
  1,575,000   California State Department
                of Water Powersupply
                Revenue Bond, Series E,
                3.975%, 05/01/05
                (Cost $1,574,834)..........       1,598,137
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 5.77%
$13,392,753   Bundes Republic of Deutsche-
                land Obligation, Series
                140,
                4.50%, 08/17/07(e).........  $   14,686,172
  1,715,000   Federative Republic of
                Brazil,
                11.50%, 03/12/08...........       1,307,687
    320,167   Federative Republic of
                Brazil,
                8.00%, 04/15/14............         211,055
    700,000   Federative Republic of
                Brazil,
                12.75%, 01/15/20...........         491,750
 11,075,000   Government of Canada,
                6.00%, 06/01/11(f).........       7,647,343
 90,870,000   Government of Sweden,
                8.00%, 08/15/07(g).........      12,087,891
    705,000   Republic of Bulgaria,
                8.25%, 01/15/15............         772,328
  2,308,474   Republic of Colombia,
                9.75%, 04/09/11............       2,389,271
  1,110,000   Republic of Colombia,
                10.75%, 01/15/13...........       1,151,625
  1,910,000   Republic of Panama,
                8.25%, 04/22/08............       1,986,400
  2,150,000   Republic of Panama,
                9.625%, 02/08/11...........       2,354,250
  1,055,000   Republic of Peru,
                9.125%, 01/15/08...........       1,068,187
  1,024,128   Republic of Poland, Series
                PDIB,
                7.00%, 10/27/14**..........       1,046,226
  3,675,000   United Mexican States,
                8.375%, 01/14/11...........       4,161,937
  4,880,000   United Mexican States,
                8.125%, 12/30/19...........       5,160,600
  1,115,000   United Mexican States,
                8.00%, 09/24/22............       1,156,813
                                             --------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS (Cost
                $54,698,987)...............      57,679,535
                                             --------------
              COMMERCIAL PAPER -- 0.24%
  2,425,128   Morgan Stanley, Floating
                Rate,
                1.39%(+), 05/07/03(b)
                (Cost $2,425,128)..........       2,425,128
                                             --------------
              TIME DEPOSITS -- 5.37%
  2,425,128   American Express
                Centurion Bank,
                1.38%, 01/27/03(b).........       2,425,128
 10,219,971   Bank of Montreal,
                1.32%, 01/30/03(b).........      10,219,971
  2,425,128   Barclays PLC,
                1.32%, 02/14/03(b).........       2,425,128
  7,275,384   Bayerische HypoVereinsbank,
                1.71%, 01/10/03(b).........       7,275,384

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              TIME DEPOSITS (CONTINUED)
$12,368,152   BNP Paribas,
                1.32%, 02/07/03(b).........  $   12,368,152
  6,062,820   Royal Bank of Scotland,
                1.33%, 01/15/03(b).........       6,062,820
 12,853,178   Royal Bank of Scotland,
                1.78%, 01/21/03(b).........      12,853,178
                                             --------------
              TOTAL TIME DEPOSITS
                (Cost $53,629,761).........      53,629,761
                                             --------------
              SHORT TERM CORPORATE NOTES -- 9.37%
  2,425,128   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.25%(+), 11/04/03(b)......       2,425,128
  6,062,820   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.43%(+), 01/03/03(b)......       6,062,820
  7,275,384   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.41%(+), 02/03/03(b)......       7,275,384
  8,730,460   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.32%(+), 03/21/03(b)......       8,730,460
 12,125,640   Honda Motor Company, Ltd.,
                Floating Rate,
                1.41%(+), 04/08/03(b)......      12,125,640
 15,763,331   Merrill Lynch & Company,
                Floating Rate,
                1.34%(+), 04/16/03(b)......      15,763,331
  1,212,564   Merrill Lynch & Company,
                Floating Rate,
                1.33%(+), 11/26/03(b)......       1,212,564
 30,314,099   Morgan Stanley, Floating
                Rate,
                1.36%(+), 03/25/03(b)......      30,314,099
  4,850,256   Morgan Stanley, Floating
                Rate,
                1.36%(+), 09/26/03(b)......       4,850,256
  4,850,256   National City Corp.,
                Floating Rate,
                1.25%(+), 01/23/03(b)......       4,850,256
                                             --------------
              TOTAL SHORT TERM CORPORATE NOTES
                (Cost $93,609,938).........      93,609,938
                                             --------------
  SHARES
  ------
              REGULATED INVESTMENT COMPANY -- 0.80%
  8,002,922   Merrimac Cash Fund --
                Premium Class(b)
                (Cost $8,002,922)..........       8,002,922
                                             --------------
              TOTAL SECURITIES (Cost
                $1,089,509,034)............   1,115,549,515
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS -- 20.70%
$ 2,425,128   With Morgan Stanley, dated
                12/31/02, 1.42%, due
                01/02/03, repurchase pro-
                ceeds at maturity
                $2,425,319
                (Collateralized by Callable
                Government Agency Backed
                Receipts, zero coupon, due
                01/15/21, with a value of
                $2,473,666)(b).............  $    2,425,128
 46,516,850   With Investors Bank & Trust,
                dated 12/31/02, 0.75%, due
                01/02/03, repurchase pro-
                ceeds at maturity
                $46,518,788
                (Collateralized by US Trea-
                sury Inflation Index,
                3.625%, due 04/15/28, with
                a value of $47,452,526)....      46,516,850
 58,978,420   With Investors Bank & Trust,
                dated 12/31/02, 1.00%, due
                01/02/03, repurchase pro-
                ceeds at maturity
                $58,981,697
                (Collateralized by Federal
                Home Loan Bank Adjustable
                Rate Mortgage, 5.193%, due
                03/01/32, with a value of
                $34,831,614 and Fannie Mae
                Adjustable Rate Mortgage,
                5.587%, due 07/01/32, with
                a value of $27,095,727)....      58,978,420
 99,000,000   With Investors Bank & Trust,
                dated 12/31/02, 0.75%, due
                01/02/03, repurchase pro-
                ceeds at maturity
                $99,004,125
                (Collateralized by US Trea-
                sury Strip, zero coupon,
                due 08/15/15, with a value
                of $75,713,308 and US
                Treasury Strip, zero
                coupon, due 11/15/15, with
                a value of $25,266,838)....      99,000,000
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $206,920,398)........     206,920,398
                                             --------------
              Total Investments -- 132.30%
                (Cost $1,296,429,432)......   1,322,469,913
              Liabilities less other
                assets -- (32.30)%.........    (322,845,309)
                                             --------------
              NET ASSETS -- 100.00%........  $  999,624,604
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2002 is $1,297,045,738.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $35,262,977
    Gross unrealized depreciation...........   (9,838,802)
                                              -----------
    Net unrealized appreciation.............  $25,424,175
                                              ===========

---------------

(a) All or part of this security is on loan.

(b) Collateral for securities on loan.

(c) Quarterly reset provision. The rate shown was in effect at December 31, 2002.

(d) Monthly reset provision. The rate shown was in effect at December 31, 2002.

(e) Principal amount shown for this debt security is denominated in Euro dollars.

(f) Principal amount shown for this debt security is denominated in Canadian dollars.

(g) Principal amount shown for this debt security is denominated in Swedish
    Krona.

(h) Security is segregated as initial margin for futures contracts.

(+) Variable Rate Security. Interest rate based on the Federal Funds Rate. The rate shown was in effect at December 31, 2002.

TBA To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/- 1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

*   Bond is in default.

**  Step bond. The rate shown was in effect at December 31, 2002.

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK -- 57.74%
              ADVERTISING -- 0.05%
     12,900   Interpublic Group of Companies,
                Inc. ........................  $    181,632
                                               ------------
              AEROSPACE AND DEFENSE -- 1.07%
     26,900   Boeing Company.................       887,431
      6,450   General Dynamics Corp. ........       511,937
      2,800   Goodrich Corp. ................        51,296
     14,350   Lockheed Martin Corp. .........       828,712
      5,401   Northrop Grumman Corp. ........       523,897
     19,650   United Technologies Corp. .....     1,217,121
                                               ------------
                                                  4,020,394
                                               ------------
              AGRICULTURAL EQUIPMENT -- 0.08%
      6,600   Deere & Company................       302,610
                                               ------------
              APPAREL: MANUFACTURING -- 0.26%
      5,450   Jones Apparel Group, Inc.(c)...       193,148
      5,700   Liz Claiborne, Inc. ...........       169,005
      7,400   Nike, Inc. -- Class B..........       329,078
      2,200   Reebok International,
                Ltd.(c)......................        64,680
      5,700   V.F. Corp. ....................       205,485
                                               ------------
                                                    961,396
                                               ------------
              APPAREL: RETAIL -- 0.27%
     23,650   Limited Brands.................       329,445
     45,050   The Gap, Inc. .................       699,176
                                               ------------
                                                  1,028,621
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 0.18%
      2,950   AutoZone, Inc.(c)..............       208,417
      7,800   Dana Corp. ....................        91,728
     14,250   Delphi Corp. ..................       114,712
      3,200   Johnson Controls, Inc. ........       256,544
                                               ------------
                                                    671,401
                                               ------------
              BANKS -- 5.22%
     15,700   AmSouth Bancorp................       301,440
     59,550   Bank of America Corp. .........     4,142,893
     36,250   Bank One Corp. ................     1,324,938
      5,700   BB&T Corp.(a)..................       210,843
      6,748   Charter One Financial, Inc. ...       193,870
      7,400   Comerica, Inc. ................       319,976
      4,500   First Tennessee National
                Corp. .......................       161,730
     32,550   FleetBoston Financial Corp. ...       790,965
      8,450   Golden West Financial Corp. ...       606,795
      9,950   Huntington Bancshares, Inc. ...       186,165
     61,750   J.P. Morgan Chase & Company....     1,482,000
     11,050   KeyCorp. ......................       277,797
      5,700   Marshall & Ilsley Corp. .......       156,066
      5,000   Mellon Financial Corp. ........       130,550
     16,750   National City Corp. ...........       457,610

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              BANKS (CONTINUED)
      4,400   North Fork Bancorporation,
                Inc. ........................  $    148,456
      8,150   PNC Financial Services Group...       341,485
     11,900   Regions Financial Corp. .......       396,984
      9,900   SouthTrust Corp. ..............       246,015
      8,900   State Street Corp. ............       347,100
      8,800   SunTrust Banks, Inc. ..........       500,896
     10,700   Union Planters Corp. ..........       301,098
     59,032   U.S. Bancorp...................     1,252,659
     40,400   Wachovia Corp. ................     1,472,176
     40,050   Washington Mutual, Inc. .......     1,382,927
     50,400   Wells Fargo & Company..........     2,362,248
      2,850   Zions Bancorporation...........       112,145
                                               ------------
                                                 19,607,827
                                               ------------
              BROADCAST SERVICES/MEDIA -- 1.65%
     53,600   AOL Time Warner, Inc.(c).......       702,160
     18,750   Clear Channel Communications,
                Inc.(c)......................       699,187
     28,768   Comcast Corp. -- Class A(c)....       678,062
      8,100   Gannett Company, Inc. .........       581,580
      5,200   McGraw-Hill Companies, Inc. ...       314,288
      1,400   Meredith Corp. ................        57,554
     51,900   Viacom, Inc. -- Class
                B(a)(c)......................     2,115,444
     63,800   Walt Disney Company............     1,040,578
                                               ------------
                                                  6,188,853
                                               ------------
              BUSINESS SERVICES -- 0.46%
      4,700   Convergys Corp.(c).............        71,205
      3,700   Ecolab, Inc. ..................       183,150
     23,700   First Data Corp. ..............       839,217
      5,100   Fiserv, Inc.(c)................       173,145
      7,500   Franklin Resources, Inc. ......       255,600
      4,300   Paychex, Inc. .................       119,970
      5,050   Robert Half International,
                Inc.(c)......................        81,356
                                               ------------
                                                  1,723,643
                                               ------------
              CHEMICALS -- 0.76%
      6,250   Air Products and Chemicals,
                Inc. ........................       267,187
      2,100   Ashland, Inc. .................        59,913
      2,100   Eastman Chemical Company.......        77,217
     31,700   E. I. du Pont de Nemours and
                Company......................     1,344,080
      3,900   Engelhard Corp. ...............        87,165
      1,700   Great Lakes Chemical Corp. ....        40,596
      2,200   Hercules, Inc.(c)..............        19,360
      2,500   International Flavors &
                Fragrances, Inc. ............        87,750
      4,850   PPG Industries, Inc. ..........       243,227
      5,900   Praxair, Inc. .................       340,843

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              CHEMICALS (CONTINUED)
      5,950   Rohm and Haas Company..........  $    193,256
      2,300   Sigma-Aldrich Corp. ...........       112,010
                                               ------------
                                                  2,872,604
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.25%
        100   Apple Computer, Inc.(c)........         1,433
      4,000   Avery Dennison Corp. ..........       244,320
    102,750   Dell Computer Corp.(c).........     2,747,535
     85,750   EMC Corp.(c)...................       526,505
    121,637   Hewlett-Packard Company........     2,111,618
     20,000   International Business Machines
                Corp. .......................     1,550,000
      7,000   Lexmark International Group,
                Inc.(c)......................       423,500
      8,900   Pitney Bowes, Inc. ............       290,674
    101,600   Sun Microsystems, Inc.(c)......       315,976
     28,700   Xerox Corp.(a)(c)..............       231,035
                                               ------------
                                                  8,442,596
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 4.34%
     10,700   Adobe Systems, Inc. ...........       265,371
      3,200   Autodesk, Inc. ................        45,760
     19,050   Automatic Data Processing,
                Inc. ........................       747,712
      9,950   BMC Software, Inc.(c)..........       170,244
    215,800   Cisco Systems, Inc.(c).........     2,826,980
      4,650   Citrix Systems, Inc.(c)........        57,288
     16,200   Computer Associates
                International, Inc. .........       218,700
      7,450   Computer Sciences Corp.(a)(c)..       256,652
     17,500   Compuware Corp.(c).............        84,000
      5,800   Electronic Arts, Inc.(c).......       288,666
      6,500   Intuit, Inc.(c)................       304,980
      2,200   Mercury Interactive Corp.(c)...        65,230
    159,350   Microsoft Corp.(c).............     8,238,395
      3,450   NVIDIA Corp.(a)(c).............        39,710
    159,300   Oracle Corp.(c)................     1,720,440
     14,450   PeopleSoft, Inc.(c)............       264,435
      5,000   Rational Software Corp.(c).....        51,950
     23,400   Siebel Systems, Inc.(c)........       173,160
     10,000   Sungard Data Systems,
                Inc.(c)......................       235,600
     10,650   Unisys Corp.(c)................       105,435
     10,900   VERITAS Software Corp.(c)......       170,258
                                               ------------
                                                 16,330,966
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.25%
      2,100   American Standard Companies,
                Inc.(c)......................       149,394
      3,200   Centex Corp. ..................       160,640
      3,000   KB HOME........................       128,550

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              CONSTRUCTION SERVICES AND SUPPLIES
                (CONTINUED)
     19,350   Masco Corp. ...................  $    407,318
      1,700   Pulte Homes, Inc. .............        81,379
                                               ------------
                                                    927,281
                                               ------------
              CONSUMER GOODS AND SERVICES -- 4.88%
      1,600   Alberto-Culver Company -- Class
                B(a).........................        80,640
      1,900   American Greetings Corp. --
                Class A(c)...................        30,020
      2,750   Avon Products, Inc. ...........       148,142
      2,050   Brunswick Corp. ...............        40,713
      4,750   Cintas Corp. ..................       217,312
      8,200   Clorox Company.................       338,250
     15,350   Colgate-Palmolive Company......       804,800
     11,850   Eastman Kodak Company(a).......       415,224
      9,200   FedEx Corp. ...................       498,824
      3,800   Fortune Brands, Inc. ..........       176,738
    293,750   General Electric Company.......     7,152,812
     38,650   Gillette Company...............     1,173,414
     16,700   Kimberly-Clark Corp. ..........       792,749
      7,800   Leggett & Platt, Inc. .........       175,032
      2,850   Maytag Corp. ..................        81,225
      9,900   Newell Rubbermaid, Inc. .......       300,267
      7,800   Pactiv Corp.(c)................       170,508
     62,000   Procter & Gamble Company.......     5,328,280
      2,600   R.J. Reynolds Tobacco Holdings,
                Inc. ........................       109,486
      5,100   Sabre Holdings Corp.(c)........        92,361
      4,150   Sherwin-Williams Company.......       117,237
      1,800   Whirlpool Corp.(a).............        93,996
                                               ------------
                                                 18,338,030
                                               ------------
              DISTRIBUTOR -- 0.05%
      3,450   W.W. Grainger, Inc. ...........       177,848
                                               ------------
              EDUCATION -- 0.05%
      4,300   Apollo Group, Inc. -- Class
                A(c).........................       189,200
                                               ------------
              ELECTRONICS -- 0.39%
     12,200   Agilent Technologies,
                Inc.(c)......................       219,112
     13,100   Emerson Electric Company.......       666,135
      8,650   Jabil Circuit, Inc.(c).........       155,008
      5,050   Molex, Inc.(a).................       116,352
      8,150   Rockwell Collins, Inc. ........       189,569
     23,700   Sanmina-SCI Corp.(c)...........       106,413
        500   Thomas & Betts Corp.(c)........         8,450
                                               ------------
                                                  1,461,039
                                               ------------
              ENGINEERING -- 0.03%
      3,600   Fluor Corp. ...................       100,800
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.13%
     10,800   Allied Waste Industries,
                Inc.(c)......................  $    108,000
     17,600   Waste Management, Inc. ........       403,392
                                               ------------
                                                    511,392
                                               ------------
              FINANCIAL SERVICES -- 5.11%
     41,100   American Express Company.......     1,452,885
      4,800   Bear Stearns Companies,
                Inc. ........................       285,120
     10,150   Capital One Financial
                Corp.(a).....................       301,658
     17,250   Charles Schwab Corp. ..........       187,162
    151,949   Citigroup, Inc. ...............     5,347,085
     13,500   Concord EFS, Inc.(c)...........       212,490
      5,450   Countrywide Financial Corp. ...       281,492
      3,050   Deluxe Corp. ..................       128,405
      5,400   Equifax, Inc. .................       124,956
     39,500   Fannie Mae.....................     2,541,035
     35,150   Freddie Mac....................     2,075,607
      5,600   Goldman Sachs Group, Inc. .....       381,360
      8,600   H & R Block, Inc. .............       345,720
     13,250   Household International,
                Inc. ........................       368,483
      6,500   Lehman Brothers Holdings,
                Inc. ........................       346,385
     51,750   MBNA Corp. ....................       984,285
     26,900   Merrill Lynch & Company,
                Inc.(a)......................     1,020,855
      4,950   Moody's Corp. .................       204,385
     33,750   Morgan Stanley.................     1,347,300
     16,700   Providian Financial Corp.(c)...       108,383
     18,050   Prudential Financial, Inc. ....       572,907
      4,700   SLM Corp. .....................       488,142
      5,600   Synovus Financial Corp. .......       108,640
                                               ------------
                                                 19,214,740
                                               ------------
              FOOD AND BEVERAGE -- 3.36%
      1,500   Adolph Coors Company -- Class
                B............................        91,875
     12,250   Albertson's, Inc. .............       272,685
     26,450   Anheuser-Busch Companies,
                Inc. ........................     1,280,180
     24,850   Archer-Daniels-Midland
                Company......................       308,140
      2,000   Brown-Forman Corp. -- Class B..       130,720
     10,750   Campbell Soup Company..........       252,302
     69,650   Coca-Cola Company..............     3,052,063
     12,000   Coca-Cola Enterprises, Inc. ...       260,640
     15,100   ConAgra Foods, Inc. ...........       377,651
      4,550   General Mills, Inc. ...........       213,623
      3,600   Hershey Foods Corp. ...........       242,784
     11,100   H.J. Heinz Company.............       364,857
     12,650   Kellogg Company................       433,515
      7,100   Pepsi Bottling Group, Inc. ....       182,470
     49,750   PepsiCo, Inc. .................     2,100,445
     59,550   Philip Morris Companies,
                Inc. ........................     2,413,562

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
     22,250   Sara Lee Corp. ................  $    500,847
      4,450   UST, Inc. .....................       148,763
                                               ------------
                                                 12,627,122
                                               ------------
              INSURANCE -- 2.48%
      9,850   ACE, Ltd. .....................       288,999
      8,000   Aetna, Inc. ...................       328,960
     14,200   AFLAC, Inc. ...................       427,704
     20,950   Allstate Corp. ................       774,941
      3,100   Ambac Financial Group, Inc. ...       174,344
     30,703   American International Group,
                Inc. ........................     1,776,169
      9,950   Aon Corp. .....................       187,955
      2,050   Chubb Corp. ...................       107,010
      7,600   CIGNA Corp. ...................       312,512
      4,700   Cincinnati Financial Corp. ....       176,485
      6,400   Hartford Financial Services
                Group, Inc. .................       290,752
      4,050   Jefferson-Pilot Corp. .........       154,346
      7,950   John Hancock Financial
                Services, Inc. ..............       221,805
      2,100   Lincoln National Corp. ........        66,318
      5,200   Loews Corp.(a).................       231,192
     16,550   Marsh & McLennan Companies,
                Inc. ........................       764,776
      4,300   MBIA, Inc. ....................       188,598
     21,650   MetLife, Inc. .................       585,416
      2,950   MGIC Investment Corp. .........       121,835
      8,900   Principal Financial Group,
                Inc. ........................       268,157
      8,950   Progressive Corp. .............       444,188
      3,100   SAFECO Corp. ..................       107,477
      2,750   St. Paul Companies, Inc. ......        93,637
      3,600   Torchmark Corp. ...............       131,508
     42,646   Travelers Property Casualty
                Corp. -- Class B(c)..........       624,764
      6,900   UnumProvident Corp. ...........       121,026
      4,350   XL Capital, Ltd. -- Class A....       336,038
                                               ------------
                                                  9,306,912
                                               ------------
              INTERNET SERVICES -- 0.15%
      3,750   eBay, Inc.(c)..................       254,325
     19,050   Yahoo!, Inc.(c)................       311,468
                                               ------------
                                                    565,793
                                               ------------
              LEISURE AND RECREATION -- 0.25%
      7,100   Carnival Corp. ................       177,145
      6,400   Harrah's Entertainment,
                Inc.(c)......................       253,440
      9,750   Hilton Hotels Corp. ...........       123,923

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
      3,400   International Game
                Technology(c)................  $    258,128
      5,400   Starwood Hotels & Resorts
                Worldwide, Inc. .............       128,196
                                               ------------
                                                    940,832
                                               ------------
              MACHINERY AND OTHER PRODUCTS -- 0.14%
      7,500   Dover Corp. ...................       218,700
      5,000   Ingersoll-Rand Company -- Class
                A............................       215,300
      4,500   Rockwell Automation, Inc. .....        93,195
                                               ------------
                                                    527,195
                                               ------------
              MANUFACTURING -- 1.25%
      3,000   Ball Corp.(a)..................       153,570
      2,200   Bemis Company, Inc. ...........       109,186
      2,800   Cooper Industries,
                Inc. -- Class A..............       102,060
      2,200   Crane Company..................        43,846
      4,400   Danaher Corp. .................       289,080
      3,050   Eaton Corp. ...................       238,235
     26,150   Honeywell International,
                Inc. ........................       627,600
      8,900   Illinois Tool Works, Inc. .....       577,254
      3,200   ITT Industries, Inc. ..........       194,208
      4,500   Parker-Hannifin Corp. .........       207,585
      6,250   Textron, Inc. .................       268,687
     12,150   3M Company.....................     1,498,095
     23,850   Tyco International, Ltd. ......       407,358
                                               ------------
                                                  4,716,764
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.94%
      8,200   Anthem, Inc.(c)................       515,780
     16,650   HCA, Inc. .....................       690,975
      8,500   Health Management Associates,
                Inc. -- Class A..............       152,150
      8,300   Humana, Inc.(c)................        83,000
      3,700   Manor Care, Inc.(c)............        68,857
      8,150   McKesson Corp. ................       220,295
      3,250   Quest Diagnostics, Inc.(c).....       184,925
     13,850   Tenet Healthcare Corp.(c)......       227,140
      9,900   UnitedHealth Group, Inc. ......       826,650
      7,750   Wellpoint Health Networks,
                Inc.(c)......................       551,490
                                               ------------
                                                  3,521,262
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.88%
     12,700   Becton, Dickinson & Company....       389,763
     12,500   Boston Scientific Corp.(c).....       531,500
      2,800   C.R. Bard, Inc. ...............       162,400
     17,650   Guidant Corp.(c)...............       544,503
     88,684   Johnson & Johnson..............     4,763,218

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              MEDICAL EQUIPMENT AND SUPPLIES (CONTINUED)
      7,600   St. Jude Medical, Inc.(c)......  $    301,872
      5,700   Stryker Corp. .................       382,584
                                               ------------
                                                  7,075,840
                                               ------------
              METALS AND MINING -- 0.16%
      3,500   Freeport-McMoRan Copper & Gold,
                Inc. -- Class B(a)(c)........        58,730
     12,100   Newmont Mining Corp.(a)........       351,263
      2,250   Nucor Corp. ...................        92,925
      2,100   Phelps Dodge Corp.(c)..........        66,465
      1,700   United States Steel Corp. .....        22,304
                                               ------------
                                                    591,687
                                               ------------
              MOTOR VEHICLES -- 0.51%
     94,200   Ford Motor Company(a)..........       876,060
     17,550   General Motors Corp.(a)........       646,893
      3,600   Harley-Davidson, Inc. .........       166,320
      5,250   PACCAR, Inc. ..................       242,183
                                               ------------
                                                  1,931,456
                                               ------------
              OIL, COAL AND GAS -- 3.06%
      3,500   Amerada Hess Corp. ............       192,675
      7,600   Anadarko Petroleum Corp. ......       364,040
      5,750   Apache Corp. ..................       327,692
      6,300   Baker Hughes, Inc. ............       202,797
      5,800   Burlington Resources, Inc. ....       247,370
     20,313   ConocoPhillips.................       982,946
      6,000   Devon Energy Corp.(a)..........       275,400
    199,050   Exxon Mobil Corp. .............     6,954,807
     12,500   Halliburton Company............       233,875
     14,250   Marathon Oil Corp. ............       303,382
      5,800   Nabors Industries, Ltd.(c).....       204,566
      4,450   Noble Corp.(c).................       156,417
     11,400   Occidental Petroleum Corp. ....       324,330
      3,300   Rowan Companies, Inc. .........        74,910
     17,150   Transocean, Inc. ..............       397,880
      8,100   Unocal Corp. ..................       247,698
                                               ------------
                                                 11,490,785
                                               ------------
              OIL AND GAS: PIPELINES -- 0.04%
      4,000   Kinder Morgan, Inc. ...........       169,080
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.31%
      1,600   Boise Cascade Corp. ...........        40,352
      7,900   Georgia-Pacific Corp. .........       127,664
     15,550   International Paper Company....       543,783
      5,700   MeadWestvaco Corp. ............       140,847
      4,750   Plum Creek Timber Company,
                Inc. ........................       112,100

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              PAPER AND FOREST PRODUCTS (CONTINUED)
      1,500   Temple-Inland, Inc. ...........  $     67,215
      2,450   Weyerhaeuser Company...........       120,565
                                               ------------
                                                  1,152,526
                                               ------------
              PHARMACEUTICALS -- 4.11%
      1,500   Allergan, Inc. ................        86,430
      4,600   AmerisourceBergen Corp. .......       249,826
     14,450   Cardinal Health, Inc.(a).......       855,296
      5,700   Forest Laboratories, Inc.(c)...       559,854
      9,300   King Pharmaceuticals,
                Inc.(c)......................       159,867
     66,950   Merck & Company, Inc. .........     3,790,040
    183,840   Pfizer, Inc. ..................     5,619,989
     38,550   Pharmacia Corp. ...............     1,611,390
     43,300   Schering-Plough Corp. .........       961,260
      2,900   Watson Pharmaceuticals,
                Inc.(c)......................        81,983
     39,600   Wyeth..........................     1,481,040
                                               ------------
                                                 15,456,975
                                               ------------
              PUBLISHING -- 0.16%
      2,300   Knight-Ridder, Inc. ...........       145,475
      1,700   New York Times Company -- Class
                A............................        77,741
      8,150   Tribune Company................       370,499
                                               ------------
                                                    593,715
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.12%
     11,550   Equity Office Properties
                Trust........................       288,519
      4,600   Simon Property Group, Inc. ....       156,722
                                               ------------
                                                    445,241
                                               ------------
              RESEARCH AND DEVELOPMENT -- 0.59%
     38,284   Amgen, Inc.(c).................     1,850,649
      4,150   Biogen, Inc.(c)................       166,249
      4,800   Chiron Corp.(c)................       180,480
      3,400   Quintiles Transnational
                Corp.(c).....................        41,140
                                               ------------
                                                  2,238,518
                                               ------------
              RETAIL -- 2.90%
     11,000   Bed Bath & Beyond, Inc.(c).....       379,830
      8,775   Best Buy Company, Inc.(c)......       211,916
      4,000   Big Lots, Inc.(c)..............        52,920
     12,250   CVS Corp. .....................       305,882
      3,150   Dillard's, Inc. -- Class A.....        49,959
      8,650   Dollar General Corp. ..........       103,368
      4,300   Family Dollar Stores, Inc. ....       134,203
      6,500   Federated Department Stores,
                Inc.(c)......................       186,940
     70,100   Home Depot, Inc. ..............     1,679,596
     13,000   J.C. Penney Company, Inc.(a)...       299,130
     10,250   Kohl's Corp.(c)................       573,488

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              RETAIL (CONTINUED)
     31,850   Lowe's Companies, Inc. ........  $  1,194,375
      8,150   May Department Stores Company..       187,287
      3,500   Nordstrom, Inc.(a).............        66,395
     14,900   Office Depot, Inc.(c)..........       219,924
      8,200   RadioShack Corp.(a)............       153,668
     21,050   Staples, Inc.(c)...............       385,215
     27,500   Target Corp. ..................       825,000
      3,850   Tiffany & Company..............        92,054
     15,100   TJX Companies, Inc. ...........       294,752
     29,350   Walgreen Company...............       856,726
     52,370   Wal-Mart Stores, Inc. .........     2,645,209
                                               ------------
                                                 10,897,837
                                               ------------
              RETAIL: RESTAURANTS -- 0.33%
      7,950   Darden Restaurants, Inc. ......       162,577
     35,650   McDonald's Corp. ..............       573,252
     11,100   Starbucks Corp.(c).............       226,218
      2,600   Wendy's International, Inc. ...        70,382
      8,350   Yum! Brands, Inc.(c)...........       202,237
                                               ------------
                                                  1,234,666
                                               ------------
              RETAIL: SUPERMARKETS -- 0.13%
     24,800   Kroger Company(c)..............       383,160
      3,300   SUPERVALU, Inc. ...............        54,483
      4,400   Winn-Dixie Stores, Inc.(a).....        67,232
                                               ------------
                                                    504,875
                                               ------------
              RUBBER PRODUCTS -- 0.02%
      2,250   Cooper Tire & Rubber Company...        34,515
      4,800   Goodyear Tire & Rubber
                Company(a)...................        32,688
                                               ------------
                                                     67,203
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.08%
      6,900   Applera Corp.-Applied
                Biosystems Group.............       121,026
      4,000   Pall Corp. ....................        66,720
      5,200   Thermo Electron Corp.(c).......       104,624
                                               ------------
                                                    292,370
                                               ------------
              SEMICONDUCTORS -- 1.71%
      9,000   Advanced Micro Devices,
                Inc.(a)(c)...................        58,140
      9,700   Altera Corp.(c)................       119,698
      4,300   Analog Devices, Inc.(c)........       102,641
     50,000   Applied Materials, Inc.(c).....       651,500
    196,850   Intel Corp. ...................     3,064,955
      4,700   KLA-Tencor Corp.(c)............       166,239
     10,600   Linear Technology Corp. .......       272,632
      9,850   LSI Logic Corp.(c).............        56,834

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
     10,600   Maxim Integrated Products,
                Inc.(a)......................  $    350,224
      7,400   Micron Technology, Inc.(c).....        72,076
      5,500   National Semiconductor
                Corp.(c).....................        82,555
      6,000   Novellus Systems, Inc.(c)......       168,480
      4,000   Qlogic Corp.(a)(c).............       138,040
      1,950   Teradyne, Inc.(a)(c)...........        25,370
     55,100   Texas Instruments, Inc. .......       827,051
     13,000   Xilinx, Inc.(c)................       267,800
                                               ------------
                                                  6,424,235
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 2.75%
      8,850   ALLTEL Corp. ..................       451,350
      2,700   Andrew Corp.(a)(c).............        27,756
     23,010   AT&T Corp. ....................       600,791
     57,600   BellSouth Corp. ...............     1,490,112
      7,050   CenturyTel, Inc.(a)............       207,129
     18,700   CIENA Corp.(c).................        96,118
      3,100   Citizens Communications
                Company(a)(c)................        32,705
      4,100   Comverse Technology, Inc.(c)...        41,082
     71,800   Motorola, Inc. ................       621,070
     26,400   Nextel Communications, Inc. --
                Class A(c)...................       304,920
     98,450   SBC Communications, Inc. ......     2,668,980
      4,950   Scientific-Atlanta, Inc.(a)....        58,707
     34,550   Sprint Corp.(FON Group)........       500,284
     10,400   Tellabs, Inc.(c)...............        75,608
     81,150   Verizon Communications,
                Inc. ........................     3,144,563
                                               ------------
                                                 10,321,175
                                               ------------
              TOOLS -- 0.08%
      3,500   Black & Decker Corp. ..........       150,115
      1,700   Snap-on, Inc. .................        47,787
      2,650   Stanley Works..................        91,637
                                               ------------
                                                    289,539
                                               ------------
              TOYS -- 0.13%
      5,500   Hasbro, Inc. ..................        63,525
     21,600   Mattel, Inc. ..................       413,640
                                               ------------
                                                    477,165
                                               ------------
              TRANSPORTATION -- 0.83%
     10,600   Burlington Northern Santa Fe
                Corp. .......................       275,706
     11,100   Norfolk Southern Corp. ........       221,889
      3,000   Ryder System, Inc. ............        67,320

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              TRANSPORTATION (CONTINUED)
      8,000   Union Pacific Corp. ...........  $    478,960
     32,850   United Parcel Service, Inc. --
                Class B......................     2,072,178
                                               ------------
                                                  3,116,053
                                               ------------
              UTILITIES -- 1.35%
      8,690   American Electric Power
                Company, Inc. ...............       237,498
      4,900   Cinergy Corp. .................       165,228
      6,200   Consolidated Edison, Inc. .....       265,484
      4,300   Constellation Energy Group,
                Inc. ........................       119,626
      4,500   DTE Energy Company.............       208,800
      9,100   Dominion Resources, Inc. ......       499,590
     27,200   Duke Energy Corp. .............       531,488
      6,550   Entergy Corp. .................       298,615
      8,450   FirstEnergy Corp. .............       278,597
      4,000   KeySpan Corp. .................       140,960
      1,300   NICOR, Inc. ...................        44,239
      6,100   NiSource, Inc. ................       122,000
        650   Peoples Energy Corp.(a)........        25,122
     19,150   PG&E Corp.(c)..................       266,185
      2,600   Pinnacle West Capital Corp. ...        88,634
      6,300   PPL Corp. .....................       218,484
      6,100   Progress Energy, Inc. .........       264,435
      5,500   Public Service Enterprise
                Group, Inc.(a)...............       176,550
      5,300   Sempra Energy..................       125,345
     21,750   Southern Company...............       617,482
      4,050   Teco Energy, Inc.(a)...........        62,654
     10,450   TXU Corp. .....................       195,206
      9,800   Xcel Energy, Inc.(a)...........       107,800
                                               ------------
                                                  5,060,022
                                               ------------
              UTILITIES: ELECTRIC -- 0.44%
      3,700   Ameren Corp. ..................       153,809
     10,200   American Power Conversion
                Corp.(c).....................       154,530
     14,600   CenterPoint Energy, Inc. ......       124,100
      7,500   CMS Energy Corp.(a)............        70,800
     15,650   Edison International(c)........       185,452
     13,000   Exelon Corp. ..................       686,010
      4,600   FPL Group, Inc. ...............       276,598
                                               ------------
                                                  1,651,299
                                               ------------
              TOTAL COMMON STOCK
                (Cost $242,534,924)..........   216,941,015
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 15.64%
              AEROSPACE AND DEFENSE -- 0.35%
$   175,000   Lockheed Martin Corp.,
                7.25%, 05/15/06..............  $    197,236
    430,000   Lockheed Martin Corp.,
                7.20%, 05/01/36..............       514,070
     90,000   Northrop Grumman Corp.,
                7.125%, 02/15/11.............       102,454
     20,000   Northrop Grumman Corp.,
                7.75%, 02/15/31..............        24,053
    425,000   Raytheon Company,
                8.20%, 03/01/06..............       477,834
                                               ------------
                                                  1,315,647
                                               ------------
              APPAREL: MANUFACTURING -- 0.03%
    100,000   Levi Strauss & Company -- 144A,
                12.25%, 12/15/12.............        98,500
                                               ------------
              AUTOMOBILES -- 0.09%
    180,000   Autonation, Inc.,
                9.00%, 08/01/08..............       182,700
    150,000   DaimlerChrysler AG Corp.,
                7.45%, 03/01/27..............       163,068
                                               ------------
                                                    345,768
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 0.06%
    175,000   Dura Operating Corp., Series B,
                8.625%, 04/15/12.............       176,750
     30,000   Lear Corp., Series B,
                8.11%, 05/15/09..............        31,875
                                               ------------
                                                    208,625
                                               ------------
              BANKS -- 1.05%
    220,000   Bank of America Corp.,
                3.875%, 01/15/08.............       223,431
    105,000   Bank of America Corp.,
                7.80%, 02/15/10..............       125,074
     75,000   Bank of America Corp.,
                7.40%, 01/15/11..............        88,485
    125,000   Barclays Bank PLC -- 144A,
                6.86%, 09/15/49..............       128,554
    490,000   Barclays Bank PLC -- 144A,
                8.55%, 09/15/49(a)...........       599,263
  1,170,000   European Investment Bank,
                5.625%, 01/24/06.............     1,283,285
    400,000   FleetBoston Financial Corp.,
                Series MTNT,
                4.20%, 11/30/07..............       402,756
     45,000   JP Morgan Chase & Company,
                5.25%, 05/30/07(a)...........        47,620
    175,000   JP Morgan Chase & Company,
                7.125%, 06/15/09.............       194,333
    125,000   JP Morgan Chase & Company,
                5.75%, 01/02/13..............       126,820

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BANKS (CONTINUED)
$   325,000   International Finance Corp.,
                5.25%, 05/02/06..............  $    353,116
    360,000   U.S. Bancorp, Series MTNN,
                3.95%, 08/23/07..............       368,450
                                               ------------
                                                  3,941,187
                                               ------------
              BROADCAST SERVICES/MEDIA -- 0.77%
    175,000   Adelphia Communications Corp.,
                10.875%, 10/01/10(a)*........        67,375
    330,000   AOL Time Warner, Inc.,
                5.625%, 05/01/05.............       337,673
     30,000   AOL Time Warner, Inc.,
                6.15%, 05/01/07..............        31,200
      5,000   AOL Time Warner, Inc.,
                7.625%, 04/15/31.............         5,157
    325,000   Charter Communications Holdings
                LLC,
                10.75%, 10/01/09.............       148,687
     95,000   Charter Communications Holdings
                LLC,
                11.125%, 01/15/11............        43,463
    570,000   Comcast Cable Communications,
                Inc.,
                6.875%, 06/15/09.............       607,366
    110,000   CSC Holdings, Inc.,
                7.88%, 12/15/07..............       106,287
    400,000   Echostar Broadband Corp.,
                10.375%, 10/01/07............       435,000
    160,000   Time Warner, Inc.,
                9.125%, 01/15/13.............       188,045
     30,000   Time Warner, Inc.,
                7.25%, 10/15/17..............        31,253
     60,000   Time Warner, Inc.,
                6.875%, 06/15/18.............        60,161
    295,000   Time Warner, Inc.,
                6.95%, 01/15/28..............       281,315
    455,000   Time Warner, Inc.,
                6.625%, 05/15/29.............       419,826
    100,000   Turner Broadcasting,
                8.375%, 07/01/13.............       112,907
                                               ------------
                                                  2,875,715
                                               ------------
              BUSINESS SERVICES -- 0.02%
     70,000   Iron Mountain, Inc.,
                7.75%, 01/15/15(a)...........        70,350
                                               ------------
              CHEMICALS -- 0.21%
    150,000   Dow Chemical Company,
                5.75%, 12/15/08..............       156,720
    165,000   Dow Chemical Company,
                6.00%, 10/01/12..............       168,941
    155,000   Dow Chemical Company,
                7.375%, 11/01/29.............       168,234

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CHEMICALS (CONTINUED)
$    90,000   Lyondell Chemical Company --
                144A,
                9.50%, 12/15/08..............  $     84,150
    145,000   Lyondell Chemical Company,
                11.125%, 07/15/12............       143,550
     70,000   Methanex Corp.,
                7.75%, 08/15/05..............        70,350
                                               ------------
                                                    791,945
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 0.02%
     80,000   Seagate Technology
                Holdings -- 144A,
                8.00%, 05/15/09..............        83,200
                                               ------------
              CONSTRUCTION SERVICE AND SUPPLIES -- 0.26%
     65,000   Ainsworth Lumber Company, Ltd.,
                13.875%, 07/15/07............        69,875
    130,000   D.R. Horton, Inc.,
                10.50%, 04/01/05.............       137,800
     70,000   D.R. Horton, Inc.,
                7.50%, 12/01/07..............        68,950
     45,000   D.R. Horton, Inc.,
                8.00%, 02/01/09..............        45,225
    500,000   Ryland Group,
                8.00%, 08/15/06..............       517,500
     55,000   Toll Corp.,
                8.25%, 12/01/11..............        55,550
     70,000   WCI Communities, Inc.,
                10.625%, 02/15/11............        67,900
                                               ------------
                                                    962,800
                                               ------------
              CONSUMER GOODS AND SUPPLIES -- 0.05%
    180,000   Owens-Brockway -- 144A,
                8.75%, 11/15/12..............       183,600
                                               ------------
              ELECTRONICS -- 0.07%
     60,000   Flextronics International,
                Ltd.,
                9.875%, 07/01/10(a)..........        64,950
     80,000   L-3 Communications Corp. --
                144A,
                7.625%, 06/15/12.............        82,800
     95,000   Sanmina-SCI Corp. -- 144A,
                10.375%, 01/15/10............        96,425
                                               ------------
                                                    244,175
                                               ------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.14%
    525,000   Allied Waste North America,
                Series B,
                10.00%, 08/01/09.............       523,687
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES -- 2.67%
$   675,000   Citigroup, Inc.,
                6.75%, 12/01/05..............  $    751,083
    375,000   Citigroup, Inc.,
                5.75%, 05/10/06..............       407,403
    675,000   Citigroup, Inc.,
                7.25%, 10/01/10..............       784,773
    150,000   Credit Suisse First Boston USA,
                Inc.,
                4.625%, 01/15/08.............       152,219
    155,000   Credit Suisse First Boston USA,
                Inc.,
                6.125%, 11/15/11.............       162,002
    125,000   Credit Suisse First Boston USA,
                Inc.,
                7.125%, 07/15/32.............       133,210
    480,000   Ford Motor Credit Company,
                6.875%, 02/01/06.............       481,169
    575,000   Ford Motor Credit Company,
                7.375%, 10/28/09.............       570,647
    250,000   Ford Motor Credit Company,
                7.25%, 10/25/11..............       243,307
    375,000   General Electric Capital Corp.,
                Series MTNA,
                5.35%, 03/30/06..............       402,306
    140,000   General Electric Capital Corp.,
                Series MTNA,
                7.375%, 01/19/10.............       162,843
    555,000   General Electric Capital Corp.,
                Series MTNA,
                6.125%, 02/22/11.............       602,048
     70,000   General Electric Capital Corp.,
                Series MTNA,
                5.875%, 02/15/12.............        74,969
    395,000   General Electric Capital Corp.,
                Series MTNA,
                6.00%, 06/15/12..............       427,246
    305,000   General Electric Capital Corp.,
                Series MTNA,
                5.45%, 01/15/13..............       317,426
    360,000   General Motors Acceptance
                Corp.,
                6.75%, 01/15/06..............       373,077
    775,000   General Motors Acceptance
                Corp.,
                7.25%, 03/02/11..............       790,956
    605,000   General Motors Acceptance
                Corp.,
                6.875%, 09/15/11.............       604,318
     15,000   General Motors Acceptance
                Corp.,
                6.875%, 08/28/12.............        14,812
     85,000   General Motors Acceptance
                Corp.,
                8.00%, 11/01/31..............        85,704

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$   520,000   Household Finance Corp.,
                6.375%, 10/15/11.............  $    544,577
     45,000   LaBranche & Company,
                12.00%, 03/02/07.............        50,400
     45,000   LaBranche & Company,
                9.50%, 08/15/04..............        47,700
    460,000   Lehman Brothers Holdings,
                6.25%, 05/15/06..............       503,318
    420,000   Morgan Stanley,
                5.80%, 04/01/07..............       456,021
    195,000   Morgan Stanley,
                6.75%, 04/15/11..............       217,046
    200,000   Verizon Global Funding Corp.,
                6.125%, 06/15/07(a)..........       219,658
    400,000   Verizon Global Funding Corp.,
                7.75%, 06/15/32..............       470,666
                                               ------------
                                                 10,050,904
                                               ------------
              FOOD AND BEVERAGE -- 0.57%
    265,000   Delhaize America, Inc.,
                8.125%, 04/15/11.............       256,765
     40,000   Del Monte Corp. -- 144A,
                8.625%, 12/15/12.............        41,000
    180,000   Fleming Companies, Inc.,
                10.125%, 04/01/08(a).........       155,700
    185,000   General Mills, Inc.,
                5.125%, 02/15/07.............       196,732
    260,000   General Mills, Inc.,
                6.00%, 02/15/12(a)...........       283,288
    445,000   Kellogg Company, Series B,
                6.60%, 04/01/11..............       501,988
     85,000   Kraft Foods, Inc.,
                5.25%, 06/01/07..............        91,901
    325,000   Kraft Foods, Inc.,
                5.625%, 11/01/11.............       348,053
    155,000   Roundy's Inc., Series B,
                8.875%, 06/15/12.............       152,675
    110,000   Safeway, Inc.,
                6.50%, 03/01/11..............       119,942
                                               ------------
                                                  2,148,044
                                               ------------
              INSURANCE -- 0.20%
     40,000   American General Capital,
                8.50%, 07/01/30..............        52,470
    340,000   Marsh & McLennan Companies,
                Inc. -- 144A,
                6.25%, 03/15/12..............       376,768
    145,000   Metlife, Inc.,
                6.125%, 12/01/11.............       156,778

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              INSURANCE (CONTINUED)
$    50,000   Metlife, Inc.,
                6.50%, 12/15/32..............  $     52,071
    100,000   Prudential Financial -- 144A,
                6.375%, 07/23/06.............       107,264
                                               ------------
                                                    745,351
                                               ------------
              LEISURE AND RECREATION -- 0.23%
     75,000   Argosy Gaming Company,
                10.75%, 06/01/09.............        82,875
     40,000   Boyd Gaming Corp. -- 144A,
                8.75%, 04/15/12..............        41,800
     90,000   Boyd Gaming Corp. -- 144A,
                7.75%, 12/15/12..............        88,537
    115,000   MGM Mirage, Inc.,
                9.75%, 06/01/07..............       127,650
     65,000   Mohegan Tribal Gaming,
                8.75%, 01/01/09..............        68,575
     50,000   Park Place Entertainment,
                8.875%, 09/15/08.............        53,254
     35,000   Park Place Entertainment,
                8.125%, 05/15/11(a)..........        36,488
    200,000   Six Flags, Inc.,
                9.50%, 02/01/09..............       194,000
    170,000   Starwood Hotels & Resorts
                Worldwide, Inc. -- 144A,
                7.375%, 05/01/07.............       167,875
                                               ------------
                                                    861,054
                                               ------------
              MACHINERY -- 0.03%
     50,000   Terex Corp., Series B,
                10.375%, 04/01/11............        47,250
     80,000   Terex Corp.,
                9.25%, 07/15/11..............        73,300
                                               ------------
                                                    120,550
                                               ------------
              MANUFACTURING -- 0.36%
    140,000   Briggs & Stratton Corp.,
                8.875%, 03/15/11.............       151,550
    260,000   Dresser, Inc.,
                9.375%, 04/15/11.............       262,600
     50,000   Grey Wolf, Inc.,
                8.875%, 07/01/07.............        51,250
    220,000   Honeywell International, Inc.,
                7.50%, 03/01/10..............       257,461
    200,000   Tyco International Group SA,
                6.375%, 06/15/05.............       194,129
    274,000   Tyco International Group SA,
                5.80%, 08/01/06..............       259,175
    190,000   Tyco International Group SA,
                6.75%, 02/15/11..............       179,878
                                               ------------
                                                  1,356,043
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES -- 0.12%
$    40,000   HealthSouth Corp.,
                7.00%, 06/15/08..............  $     33,000
    330,000   HealthSouth Corp.,
                10.75%, 10/01/08(a)..........       280,500
     55,000   United Surgical Partners,
                10.00%, 12/15/11.............        56,650
     75,000   Wellpoint Health Networks,
                Inc.,
                6.375%, 06/15/06.............        81,882
                                               ------------
                                                    452,032
                                               ------------
              METALS AND MINING -- 0.13%
    220,000   AK Steel Corp. -- 144A,
                7.75%, 06/15/12(a)...........       222,750
    135,000   Codelco, Inc. -- 144A,
                6.375%, 11/30/12.............       141,761
     70,000   Oregon Steel Mills,
                Inc. -- 144A,
                10.00%, 07/15/09.............        71,400
     45,000   Trimas Corp. -- 144A,
                9.875%, 06/15/12.............        44,775
                                               ------------
                                                    480,686
                                               ------------
              OIL, COAL & GAS -- 0.60%
     50,000   Amerada Hess Corp.,
                7.125%, 03/15/33.............        53,445
    230,000   Anadarko Petroleum Corp.,
                5.375%, 03/01/07(a)..........       246,018
     75,000   Chesapeake Energy Corp.,
                9.00%, 08/15/12..............        79,875
     45,000   Chesapeake Energy Corp. --
                144A,
                7.75%, 01/15/15..............        45,000
    130,000   Coastal Corp.,
                7.75%, 06/15/10..............       102,210
    125,000   ConocoPhillips -- 144A,
                5.90%, 10/15/32..............       124,724
    610,000   Conoco Funding Company,
                6.35%, 10/15/11..............       682,337
    225,000   Devon Energy Corp.,
                7.95%, 04/15/32..............       271,355
    500,000   Pogo Producing Corp., Series B,
                10.375%, 02/15/09............       544,375
    125,000   Swift Energy Company,
                9.375%, 05/01/12.............       121,875
                                               ------------
                                                  2,271,214
                                               ------------
              OIL AND GAS: PIPELINES -- 0.24%
    105,000   El Paso Corp. -- 144A,
                7.875%, 06/15/12(a)..........        73,629
     50,000   El Paso Corp., Series MTN,
                7.80%, 08/01/31..............        31,074
     95,000   El Paso Corp., Series MTN,
                7.75%, 01/15/32..............        59,041
     60,000   El Paso Energy
                Partners -- 144A,
                10.625%, 12/01/12............        61,650

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL AND GAS: PIPELINES (CONTINUED)
$    85,000   El Paso Natural Gas,
                7.50%, 11/15/26..............  $     60,085
    165,000   El Paso Natural Gas -- 144A,
                8.375%, 06/15/32.............       123,247
    220,000   Kinder Morgan Energy Partners,
                7.75%, 03/15/32..............       250,498
    190,000   Kinder Morgan Energy Partners,
                7.30%, 08/15/33..............       204,342
     55,000   Leviathan Gas Corp., Series B,
                10.375%, 06/01/09............        56,100
                                               ------------
                                                    919,666
                                               ------------
              PACKAGING -- 0.02%
     65,000   Smurfit-Stone Container
                Corp. -- 144A,
                8.25%, 10/01/12..............        66,625
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.28%
     50,000   Norske Skog Canada,
                8.625%, 06/15/11.............        50,625
    135,000   Tembec Industries, Inc.,
                8.50%, 02/01/11..............       136,688
    350,000   Weyerhaeuser Company,
                6.00%, 08/01/06..............       369,614
    100,000   Weyerhaeuser Company,
                5.25%, 12/15/09..............       101,261
    195,000   Weyerhaeuser Company,
                6.75%, 03/15/12..............       212,984
    115,000   Weyerhaeuser Company,
                7.125%, 07/15/23.............       123,483
     50,000   Weyerhaeuser Company,
                7.375%, 03/15/32.............        54,397
                                               ------------
                                                  1,049,052
                                               ------------
              PHARMACEUTICALS -- 0.09%
    110,000   AmerisourceBergen Corp.,
                8.125%, 09/01/08.............       117,700
    200,000   Pharmacia Corp.,
                6.50%, 12/01/18..............       220,383
                                               ------------
                                                    338,083
                                               ------------
              PRIVATE ASSET BACKED: AUTOMOBILES -- 0.45%
  1,600,000   Daimler Chrysler Auto Trust,
                Series 01-C, Class A4,
                4.63%, 12/06/06..............     1,680,181
                                               ------------
              PRIVATE ASSET BACKED: BANK -- 0.13%
    493,215   Washington Mutual, Inc., Series
                00-A1, Class A1, Floating
                Rate,
                1.71%(d), 06/25/24...........       490,690
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: CREDIT CARD -- 0.26%
$   975,000   Sears Credit Account Master
                Trust, Series 02-5, Class A,
                Floating Rate,
                1.82%(d), 11/17/09...........  $    975,909
                                               ------------
              PRIVATE ASSET BACKED: FINANCE -- 2.06%
    800,000   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 02-CKN2, Class A3,
                6.133%, 04/15/37.............       885,610
    990,000   LB Commercial Mortgage Trust,
                Series 98-C4, Class A1B
                6.21%, 10/15/35..............     1,104,811
  1,868,938   Medallion Trust, Series 00-1G,
                Class A1, Floating Rate,
                1.99%(d), 07/12/31...........     1,871,368
    510,000   Morgan Stanley, Series 99-FNV1,
                Class A2,
                6.53%, 03/15/31..............       576,462
    920,000   NationsLink Funding Corp.,
                Series 98-2, Class A2,
                6.476%, 08/20/30.............     1,033,578
  1,330,129   SLM Student Loan Trust, Series
                02-1, Class A1, Floating
                Rate,
                1.87%(d), 10/25/10...........     1,328,074
    947,076   SLM Student Loan Trust, Series
                01-3, Class A1L, Floating
                Rate,
                1.88%(d), 04/25/10...........       948,160
                                               ------------
                                                  7,748,063
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 0.54%
    378,602   Bear Stearns Commercial
                Mortgage Securities, Series
                01, Class A1,
                6.08%, 02/15/35..............       411,953
  1,260,000   DLJ Commercial Mortgage Corp.,
                Series 98-CG1, Class A1B,
                6.41%, 06/10/31..............     1,410,169
    223,914   Fannie Mae, Series 00-40, Class
                F, Floating Rate,
                1.92%(e), 12/25/22...........       224,229
                                               ------------
                                                  2,046,351
                                               ------------
              PRIVATE ASSET BACKED: UTILITIES -- 0.64%
  2,000,000   Peco Energy Transition Trust,
                Series 00-A, Class A4,
                7.65%, 03/01/10..............     2,395,544
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              REAL ESTATE -- 0.10%
$    50,000   EOP Operating LP,
                7.00%, 07/15/11..............  $     54,566
    300,000   Equity Office Properties Trust,
                7.875%, 07/15/31.............       327,673
                                               ------------
                                                    382,239
                                               ------------
              REAL ESTATE INVESTMENT TRUST -- 0.07%
    240,000   Avalonbay Communities,
                6.125%, 11/01/12.............       248,509
                                               ------------
              RETAIL -- 0.17%
     25,000   Office Depot, Inc.,
                10.00%, 07/15/08.............        28,625
    125,000   Sears Roebuck Acceptance Corp.,
                6.25%, 05/01/09..............       119,966
    100,000   Sears Roebuck Acceptance Corp.,
                6.75%, 08/15/11..............        95,495
     25,000   Sears Roebuck Acceptance Corp.,
                6.70%, 04/15/12..............        23,770
    420,000   Sears Roebuck Acceptance Corp.,
                7.00%, 06/01/32..............       353,059
                                               ------------
                                                    620,915
                                               ------------
              RETAIL: RESTAURANT -- 0.06%
    220,000   Yum! Brands, Inc.,
                8.875%, 04/15/11.............       239,800
                                               ------------
              RETAIL: SUPERMARKET -- 0.06%
    185,000   Kroger Company,
                7.80%, 08/15/07..............       213,424
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.01%
     45,000   Perkinelmer, Inc. -- 144A,
                8.875%, 01/15/13.............        44,550
                                               ------------
              SPECIAL PURPOSE ENTITY -- 0.44%
    675,000   ASIF Global Financing -- 144A,
                3.85%, 11/26/07..............       692,840
    916,000   Trains -- 144A,
                5.94%, 01/25/07..............       974,247
                                               ------------
                                                  1,667,087
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 1.07%
    190,000   Ameritech Capitol Funding,
                6.25%, 05/18/09..............       202,260
    588,000   AT&T Broadband Corp.,
                8.375%, 03/15/13.............       669,334
     59,000   AT&T Corp.,
                6.50%, 03/15/13..............        59,316
    235,000   AT&T Corp. -- 144A,
                8.00%, 11/15/31..............       259,914
    900,000   Dominion Resources, Inc.,
                Series B,
                7.625%, 07/15/05(a)..........       988,001

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$   180,000   Nextel Communications,
                10.65%, 09/15/07.............  $    172,800
     55,000   Nextel Communications,
                12.00%, 11/01/08.............        54,450
    260,000   Panamsat Corp. -- 144A,
                8.50%, 02/01/12..............       249,600
    245,000   Qwest Capital Funding,
                7.75%, 08/15/06..............       177,625
    260,000   Qwest Capital Funding,
                7.00%, 08/03/09..............       167,700
    200,000   SBC Communications, Inc.,
                6.25%, 03/15/11..............       220,917
     35,000   Triton PCS, Inc.,
                9.375%, 02/01/11.............        29,225
    125,000   Verizon Maryland, Inc.,
                6.125%, 03/01/12.............       135,447
    280,000   Vodafone Group PLC,
                7.75%, 02/15/10..............       330,784
    630,000   WorldCom, Inc.,
                6.40%, 08/15/05*.............       151,200
    430,000   WorldCom, Inc.,
                8.00%, 05/15/06*.............       103,200
     20,000   WorldCom, Inc.,
                8.25%, 05/15/10*.............         4,800
    260,000   WorldCom, Inc.,
                8.25%, 05/15/31*.............        62,400
                                               ------------
                                                  4,038,973
                                               ------------
              TRANSPORTATION -- 0.25%
    230,000   Burlington Northern Santa Fe
                Corp.,
                7.29%, 06/01/36..............       273,783
    400,000   Canadian National Railway
                Company,
                6.90%, 07/15/28(i)...........       457,756
    200,000   Norfolk Southern Corp.,
                7.05%, 05/01/37..............       225,332
                                               ------------
                                                    956,871
                                               ------------
              UTILITIES: ELECTRIC -- 0.67%
    500,000   Calpine Corp.,
                7.875%, 04/01/08(i)..........       212,500
    125,000   CMS Energy Corp.,
                6.75%, 01/15/04..............       116,283
    445,000   DTE Energy Corp.,
                6.45%, 06/01/06..............       479,284
    150,000   Duke Energy Corp.,
                5.625%, 11/30/12.............       149,979
    200,000   Exelon Generation Company
                LLC -- 144A,
                6.95%, 06/15/11..............       216,615

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES: ELECTRIC (CONTINUED)
$   495,000   First Energy Corp., Series C,
                7.375%, 11/15/31.............  $    481,529
    120,000   Oncor Electric Corp. -- 144A,
                6.375%, 05/01/12.............       123,812
    205,000   Oncor Electric Corp. -- 144A,
                7.00%, 09/01/22..............       191,634
    150,000   Oncor Electric Corp. -- 144A,
                7.25%, 01/15/33..............       153,228
    300,000   Progress Energy, Inc.,
                7.10%, 03/01/11..............       331,250
     65,000   Progress Energy, Inc.,
                7.75%, 03/01/31..............        74,148
                                               ------------
                                                  2,530,262
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $58,107,988)...........    58,783,871
                                               ------------
              MUNICIPAL BOND -- 0.07%
              CALIFORNIA
    250,000   California State Department of
                Water Powersupply Revenue
                Bond, Series E,
                3.975%, 05/01/05 (Cost
                $249,974)....................       253,673
                                               ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 3.27%
  3,049,277   Bundes Republic of Deutscheland
                Obligation, Series 140,
                4.50%, 08/17/07(f)...........     3,343,765
    345,000   Federative Republic of Brazil,
                11.50%, 03/12/08.............       263,062
     24,628   Federative Republic of Brazil,
                8.00%, 04/15/14..............        16,235
    140,000   Federative Republic of Brazil,
                12.75%, 01/15/20.............        98,350
  3,280,000   Government of Canada,
                6.00%, 06/01/11(g)...........     2,264,856
 15,935,000   Government of Sweden,
                8.00%, 08/15/07(h)...........     2,119,737
    115,000   Republic of Bulgaria,
                8.25%, 01/15/15..............       125,982
    580,055   Republic of Colombia,
                9.75%, 04/09/11..............       600,357
    175,000   Republic of Colombia,
                10.75%, 01/15/13.............       181,563
    472,000   Republic of Panama,
                8.25%, 04/22/08..............       490,880
    538,000   Republic of Panama,
                9.625%, 02/08/11.............       589,110
    165,000   Republic of Peru,
                9.125%, 01/15/08.............       167,063
    199,012   Republic of Poland, Series
                PDIB,
                7.00%, 10/27/14 **...........       203,306

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
$   250,000   United Mexican States,
                9.875%, 02/01/10.............  $    305,020
    285,000   United Mexican States,
                8.375%, 01/14/11.............       322,763
    250,000   United Mexican States,
                11.375%, 09/15/16............       338,564
    802,000   United Mexican States,
                8.125%, 12/30/19.............       856,899
                                               ------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS (Cost
                $11,597,540).................    12,287,512
                                               ------------
              US GOVERNMENT SECURITIES -- 4.68%
              US TREASURY BONDS -- 1.92%
  1,580,000   10.375%, 11/15/12(a)...........     2,112,263
    340,000   9.25%, 02/15/16................       504,634
    860,000   8.125%, 08/15/19(a)............     1,198,155
  1,585,000   8.50%, 02/15/20................     2,285,310
    895,000   6.75%, 08/15/26................     1,120,044
                                               ------------
                                                  7,220,406
                                               ------------
              US TREASURY NOTES -- 1.86%
  3,700,000   3.00%, 02/29/04................     3,774,870
     60,000   3.00%, 11/15/07(a).............        60,741
    225,000   6.00%, 08/15/09................       261,668
  1,565,000   6.50%, 02/15/10(a).............     1,871,155
  1,000,000   4.00%, 11/15/12................     1,014,454
                                               ------------
                                                  6,982,888
                                               ------------
              US TREASURY STRIPS -- 0.90%
  6,850,000   Zero coupon, 05/15/17(a).......     3,382,742
                                               ------------
              TOTAL US GOVERNMENT SECURITIES
                (Cost $16,865,455)...........    17,586,036
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 15.65%
              FANNIE MAE -- 10.43%
  1,320,000   5.00%, 01/15/07................     1,432,134
    575,000   4.75%, 06/18/07................       601,067
    485,000   7.25%, 01/15/10................       588,519
  1,305,000   6.00%, 05/15/11................     1,477,589
    650,000   6.625%, 11/15/30(a)............       765,181
  1,149,630   PL# 535675, 7.00%, 01/01/16....     1,222,406
    197,682   PL# 566031, 6.00%, 03/01/16....       206,922
    279,591   PL# 572465, 6.00%, 03/01/16....       292,660
    151,987   PL# 535833, 6.00%, 04/01/16....       159,091
    111,543   PL# 575334, 6.00%, 04/01/16....       116,756
    628,948   PL# 577855, 6.00%, 04/01/16....       658,346
    625,109   PL# 579234, 6.00%, 04/01/16....       654,327
    181,810   PL# 357125, 6.00%, 05/01/16....       190,308
    274,477   PL# 577523, 6.00%, 05/01/16....       287,306
    538,390   PL# 578769, 6.00%, 05/01/16....       563,555
    438,871   PL# 578771, 6.00%, 05/01/16....       459,385

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$   345,557   PL# 582491, 6.00%, 05/01/16....  $    361,708
    616,726   PL# 583058, 6.00%, 05/01/16....       645,552
    358,561   PL# 614924, 7.00%, 12/01/16....       381,259
     74,191   PL# 618454, 5.50%, 12/01/16....        77,058
  1,459,920   PL# 428865, 7.00%, 06/01/28....     1,536,013
  2,729,105   PL# 406815, 7.00%, 07/01/28....     2,871,349
     54,090   PL# 535041, 7.00%, 12/01/29....        56,909
     24,130   PL# 549906, 7.50%, 09/01/30....        25,626
     20,107   PL# 552549, 7.50%, 09/01/30....        21,353
     30,097   PL# 558083, 7.50%, 10/01/30....        31,963
     22,376   PL# 561844, 7.50%, 11/01/30....        23,764
     16,344   PL# 558384, 7.50%, 01/01/31....        17,358
     27,377   PL# 568677, 7.50%, 01/01/31....        29,074
     25,204   PL# 572762, 7.50%, 03/01/31....        26,767
     47,098   PL# 582178, 7.50%, 06/01/31....        50,018
     64,085   PL# 594316, 6.50%, 07/01/31....        66,777
    780,570   PL# 545139, 7.00%, 08/01/31....       821,254
     21,721   PL# 602859, 6.50%, 10/01/31....        22,633
     22,794   PL# 620174, 6.50%, 12/01/31....        23,752
    176,923   PL# 631415, 6.50%, 02/01/32....       184,355
    106,229   PL# 564462, 6.50%, 03/01/32....       110,691
    522,007   PL# 627256, 6.50%, 03/01/32....       543,936
     83,024   PL# 649576, 6.00%, 12/01/32....        85,970
  1,000,000   TBA, 5.00%, 01/01/18...........     1,024,375
  7,700,000   TBA, 5.50%, 01/01/18...........     7,979,125
  1,300,000   TBA, 6.00%, 01/01/18...........     1,358,906
  2,600,000   TBA, 6.00%, 01/01/33...........     2,687,750
  7,100,000   TBA, 6.50%, 01/01/33...........     7,392,875
  1,000,000   TBA, 7.00%, 01/01/33...........     1,051,875
                                               ------------
                                                 39,185,597
                                               ------------
              FREDDIE MAC -- 0.99%
    150,000   5.50%, 07/15/06................       165,023
  2,575,000   4.875%, 03/15/07...............     2,784,919
    645,000   7.00%, 03/15/10................       774,757
                                               ------------
                                                  3,724,699
                                               ------------
              FREDDIE MAC GOLD -- 1.98%
    563,085   PL# E88749, 6.00%, 03/01/17....       589,378
    728,650   PL# E89456, 6.00%, 04/01/17....       762,675
  1,645,401   PL# E89531, 6.00%, 05/01/17....     1,722,234
    284,605   PL# E89874, 6.00%, 05/01/17....       297,895
  1,226,649   PL# E89913, 6.00%, 05/01/17....     1,283,929
    255,793   PL# E90227, 6.00%, 06/01/17....       267,738
    461,393   PL# E01172, 6.00%, 07/01/17....       482,938
    191,766   PL# E90603, 6.00%, 07/01/17....       200,721
    578,710   PL# E90827, 5.50%, 08/01/17....       601,290

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FREDDIE MAC GOLD (CONTINUED)
$   633,702   PL# G01315, 7.00%, 09/01/31....  $    666,257
    567,463   PL# C63679, 6.00%, 02/01/32....       587,969
                                               ------------
                                                  7,463,024
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 2.19%
    255,273   PL# 780914, 6.00%, 11/15/28....       266,204
     58,537   PL# 480112, 6.00%, 04/15/29....        61,043
     89,033   PL# 499445, 6.00%, 04/15/29....        92,845
    455,711   PL# 557458, 6.00%, 05/15/31....       475,226
    158,819   PL# 551488, 6.00%, 06/15/31....       165,619
  2,741,419   PL# 003161, 6.50%, 11/20/31....     2,861,320
    477,613   PL# 256840, 6.00%, 12/15/31....       498,065
     47,522   PL# 590403, 6.00%, 08/15/32....        49,557
    498,968   PL# 389754, 6.00%, 10/15/32....       520,335
     29,774   PL# 471343, 6.00%, 10/15/32....        31,049
    132,826   PL# 552851, 6.00%, 10/15/32....       138,514
    498,969   PL# 578249, 6.00%, 10/15/32....       520,336
    499,025   PL# 587527, 6.00%, 10/15/32....       520,395
  1,656,430   PL# 590257, 6.00%, 10/15/32....     1,727,362
    292,448   PL# 599741, 6.00%, 10/15/32....       304,971
                                               ------------
                                                  8,232,841
                                               ------------
              RESOLUTION FUNDING STRIPS -- 0.06%
    250,000   Zero coupon, 07/15/18..........       108,850
    250,000   Zero coupon, 10/15/18..........       106,964
                                               ------------
                                                    215,814
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES (Cost
                $57,715,770).................    58,821,975
                                               ------------
              SHORT TERM US GOVERNMENT SECURITY -- 0.13%
              US TREASURY BILL
    500,000   1.175%, 04/03/03(i) (Cost
                $498,499)....................       498,499
                                               ------------
  SHARES
  ------
              REGULATED INVESTMENT COMPANY -- 0.30%
  1,117,179   Merrimac Cash Fund -- Premium
                Class(b) (Cost $1,117,179)...     1,117,179
                                               ------------
 PRINCIPAL
 ---------
              COMMERCIAL PAPER -- 0.09%
$   338,539   Morgan Stanley, Floating Rate,
                1.39%(+), 05/07/03(b) (Cost
                $338,539)....................       338,539
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              TIME DEPOSITS -- 1.99%
$   338,539   American Express Centurion
                Bank,
                1.38%, 01/27/03(b)...........  $    338,539
  1,426,671   Bank of Montreal,
                1.32%, 01/30/03(b)...........     1,426,671
    338,539   Barclays PLC,
                1.32%, 02/14/03(b)...........       338,539
  1,015,617   Bayerische HypoVereinsbank,
                1.71%, 01/10/03(b)...........     1,015,617
  1,726,550   BNP Paribas,
                1.32%, 02/07/03(b)...........     1,726,550
    846,348   Royal Bank of Scotland,
                1.33%, 01/15/03(b)...........       846,348
  1,794,258   Royal Bank of Scotland,
                1.78%, 01/21/03(b)...........     1,794,258
                                               ------------
              TOTAL TIME DEPOSITS (Cost
                $7,486,522)..................     7,486,522
                                               ------------
              SHORT TERM CORPORATE NOTES -- 3.48%
    338,539   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.25%(+), 11/04/03(b)........       338,539
    846,348   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.43%(+), 01/03/03(b)........       846,348
  1,015,617   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.41%(+), 02/03/03(b)........     1,015,617
  1,218,741   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.32%(+), 03/21/03(b)........     1,218,741
  1,692,696   Honda Motor Company, Ltd.,
                Floating Rate,
                1.41%(+), 04/08/03(b)........     1,692,696
  2,200,504   Merrill Lynch & Company,
                Floating Rate,
                1.34%(+), 04/16/03(b)........     2,200,504
    169,270   Merrill Lynch & Company,
                Floating Rate,
                1.33%(+), 11/26/03(b)........       169,270
  4,231,739   Morgan Stanley, Floating Rate,
                1.36%(+), 03/25/03(b)........     4,231,739
    677,078   Morgan Stanley, Floating Rate,
                1.36%(+), 09/26/03(b)........       677,078
    677,078   National City Corp., Floating
                Rate,
                1.25%(+), 01/23/03(b)........       677,078
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $13,067,610).....    13,067,610
                                               ------------
              TOTAL SECURITIES (Cost
                $409,580,000)................   387,182,431
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 9.23%
$   338,539   With Morgan Stanley, dated
                12/31/02, 1.42%, due
                01/02/03, repurchase proceeds
                at maturity $338,566
                (Collateralized by Callable
                Government Agency Backed
                Receipts, zero coupon, due
                01/15/21, with a value of
                $345,315)(b).................  $    338,539
  7,071,563   With Investors Bank & Trust,
                dated 12/31/02, 1.00%, due
                01/02/03, repurchase
                proceeds at maturity
                $7,071,956 (Collateralized by
                Fannie Mae Adjustable Rate
                Mortgage, 6.164%, due
                06/01/30, with a value of
                $7,425,694)..................     7,071,563
 27,258,267   With Investors Bank & Trust,
                dated 12/31/02, 1.00%, due
                01/02/03, repurchase
                proceeds at maturity
                $27,259,781 (Collateralized
                by Fannie Mae, 5.729%, due
                01/01/32, with a value of
                $28,621,180).................    27,258,267
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $34,668,369)...........    34,668,369
                                               ------------
              Total Investments -- 112.27%
                (Cost $444,248,369)..........   421,850,800
              Liabilities less other
                assets -- (12.27)%...........   (46,105,188)
                                               ------------
              NET ASSETS -- 100.00%..........  $375,745,612
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2002 is $458,192,999.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $  9,230,729
    Gross unrealized depreciation..........   (45,572,928)
                                             ------------
    Net unrealized depreciation............  $(36,342,199)
                                             ============

---------------

(a) All or part of this security is on loan.

(b) Collateral for securities on loan.

(c)  Non-income producing security.

(d) Quarterly reset provision. The rate shown was in effect at December 31, 2002.

(e) Monthly reset provision. The rate shown was in effect at December 31, 2002.

(f) Principal amount shown for this debt security is denominated in Euro dollars.

(g) Principal amount shown for this debt security is denominated in Canadian dollars.

(h) Principal amount shown for this debt security is denominated in Swedish
    Krona.

(i)  Security is segregated as initial margin for futures contracts.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate.
    The rate shown was in effect at December 31, 2002.

TBA To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/- 1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

*   Bond is in default.

**  Step bond. The rate shown was in effect at December 31, 2002.

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 94.80%
              AEROSPACE -- 1.98%
     95,000   Northrop Grumman Corp. ......  $    9,215,000
    160,000   Raytheon Company.............       4,920,000
    235,000   Textron, Inc. ...............      10,102,650
    105,000   United Technologies Corp. ...       6,503,700
                                             --------------
                                                 30,741,350
                                             --------------
              APPAREL: MANUFACTURING -- 1.17%
    255,800   Liz Claiborne, Inc. .........       7,584,470
    293,100   V.F. Corp.(a)................      10,566,255
                                             --------------
                                                 18,150,725
                                             --------------
              AUTOMOBILES -- 0.41%
    215,001   Ford Motor Company(a)........       1,999,509
    120,000   General Motors Corp.(a)......       4,423,200
                                             --------------
                                                  6,422,709
                                             --------------
              AUTOMOTIVE EQUIPMENT -- 2.34%
    270,000   Cummins, Inc. ...............       7,595,100
    314,400   Dana Corp. ..................       3,697,344
    145,000   Johnson Controls, Inc. ......      11,624,650
    142,725   Lear Corp.(a)(c).............       4,749,888
    153,900   Magna International, Inc. --
                Class A(a).................       8,641,485
                                             --------------
                                                 36,308,467
                                             --------------
              BANKS -- 13.37%
    627,100   Bank of America Corp. .......      43,627,347
    413,872   Bank One Corp. ..............      15,127,022
    652,880   FleetBoston Financial
                Corp. .....................      15,864,984
    196,400   Golden West Financial
                Corp. .....................      14,103,484
    241,400   Huntington Bancshares,
                Inc.(a)....................       4,516,594
    474,840   J.P. Morgan Chase & Company..      11,396,160
    250,000   KeyCorp......................       6,285,000
    507,800   National City Corp. .........      13,873,096
    386,900   Regions Financial Corp.(a)...      12,906,984
    320,000   U.S. Bancorp.................       6,790,400
    605,200   Wachovia Corp. ..............      22,053,488
    540,150   Washington Mutual, Inc. .....      18,651,380
    479,200   Wells Fargo & Company........      22,460,104
                                             --------------
                                                207,656,043
                                             --------------
              BROADCAST SERVICES/MEDIA -- 0.79%
     58,165   Comcast Corp. -- Class
                A(c).......................       1,370,949
    180,000   McGraw-Hill Companies,
                Inc. ......................      10,879,200
                                             --------------
                                                 12,250,149
                                             --------------
              BUSINESS SERVICES -- 0.27%
    370,800   TMP Worldwide, Inc.(c).......       4,193,748
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              CHEMICALS -- 2.61%
    720,395   Dow Chemical Company.........  $   21,395,731
    186,600   Eastman Chemical Company.....       6,861,282
    190,000   E.I. du Pont de Nemours and
                Company....................       8,056,000
    138,000   Lubrizol Corp. ..............       4,209,000
                                             --------------
                                                 40,522,013
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.60%
  1,522,400   Hewlett-Packard Company......      26,428,864
     61,000   International Business
                Machines Corp. ............       4,727,500
    280,000   Pitney Bowes, Inc. ..........       9,144,800
                                             --------------
                                                 40,301,164
                                             --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.89%
    142,000   Centex Corp. ................       7,128,400
    141,200   Pulte Homes, Inc.(a).........       6,759,244
                                             --------------
                                                 13,887,644
                                             --------------
              CONSUMER GOODS AND SERVICES -- 4.79%
    110,000   Avon Products, Inc. .........       5,925,700
     75,000   Eastman Kodak Company(a).....       2,628,000
    370,000   General Electric Company.....       9,009,500
    155,000   Gillette Company.............       4,705,800
     60,000   Kimberly-Clark Corp. ........       2,848,200
    466,200   Leggett & Platt, Inc. .......      10,461,528
    470,400   Philip Morris Companies,
                Inc. ......................      19,065,312
     50,000   Procter & Gamble Company.....       4,297,000
    296,100   Whirlpool Corp.(a)...........      15,462,342
                                             --------------
                                                 74,403,382
                                             --------------
              DISTRIBUTORS -- 1.76%
    236,200   Arrow Electronics, Inc.(c)...       3,020,998
    272,200   Avnet, Inc.(c)...............       2,947,926
    452,000   Genuine Parts Company........      13,921,600
    324,105   Ingram Micro, Inc. -- Class
                A(c).......................       4,002,697
    127,800   Tech Data Corp.(a)(c)........       3,445,488
                                             --------------
                                                 27,338,709
                                             --------------
              ELECTRONICS -- 1.09%
    185,000   Emerson Electric Company.....       9,407,250
  1,398,600   Solectron Corp.(c)...........       4,965,030
    147,600   Thomas & Betts Corp.(c)......       2,494,440
                                             --------------
                                                 16,866,720
                                             --------------

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              FINANCIAL SERVICES -- 5.30%
    870,500   Citigroup, Inc. .............  $   30,632,895
    284,800   Fannie Mae...................      18,321,184
    173,000   Freddie Mac..................      10,215,650
    209,800   Lehman Brothers Holdings,
                Inc. ......................      11,180,242
    299,400   Morgan Stanley...............      11,952,048
                                             --------------
                                                 82,302,019
                                             --------------
              FOOD & BEVERAGE -- 1.44%
     75,000   Anheuser-Busch Companies,
                Inc. ......................       3,630,000
    135,000   Coca-Cola Company............       5,915,700
     75,000   PepsiCo, Inc. ...............       3,166,500
    859,239   Tyson Foods, Inc. -- Class
                A..........................       9,640,662
                                             --------------
                                                 22,352,862
                                             --------------
              INSURANCE -- 7.49%
    125,000   Aetna, Inc. .................       5,140,000
    185,000   Allstate Corp. ..............       6,843,150
    137,000   American International Group,
                Inc. ......................       7,925,450
    330,700   Chubb Corp.(a)...............      17,262,540
    267,600   CIGNA Corp. .................      11,003,712
    190,000   Lincoln National Corp. ......       6,000,200
    220,000   Marsh & McLennan Companies,
                Inc. ......................      10,166,200
    450,200   MetLife, Inc. ...............      12,173,408
     11,700   PartnerRe, Ltd. .............         606,294
    573,500   St. Paul Companies, Inc. ....      19,527,675
    270,300   Torchmark Corp. .............       9,874,059
    616,408   Travelers Property Casualty
                Corp. -- Class A(c)........       9,030,377
     55,079   Travelers Property Casualty
                Corp. -- Class B(c)........         806,907
                                             --------------
                                                116,359,972
                                             --------------
              MACHINERY -- 2.01%
    220,000   Caterpillar, Inc. ...........      10,058,400
    225,000   Deere & Company..............      10,316,250
    250,000   Ingersoll-Rand Company --
                Class A....................      10,765,000
                                             --------------
                                                 31,139,650
                                             --------------
              MANUFACTURING -- 4.64%
    229,000   Cooper Industries, Ltd. --
                Class A....................       8,347,050
    160,000   Eaton Corp. .................      12,497,600
    240,000   Honeywell International,
                Inc. ......................       5,760,000
    228,300   Owens-Illinois, Inc.(c)......       3,328,614
    270,000   Parker-Hannifin Corp.(a).....      12,455,100
    592,950   Smurfit-Stone Container
                Corp.(a)(c)................       9,126,093

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MANUFACTURING (CONTINUED)
    250,950   Sonoco Products Company......  $    5,754,283
    120,000   3M Company...................      14,796,000
                                             --------------
                                                 72,064,740
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 0.62%
    210,000   Baxter International,
                Inc.(a)....................       5,880,000
     70,000   Johnson & Johnson............       3,759,700
                                             --------------
                                                  9,639,700
                                             --------------
              METALS AND MINING -- 0.67%
    240,000   Alcoa, Inc. .................       5,467,200
    120,000   Nucor Corp. .................       4,956,000
                                             --------------
                                                 10,423,200
                                             --------------
              OIL, COAL AND GAS -- 9.93%
    150,000   Baker Hughes, Inc. ..........       4,828,500
    100,000   Burlington Resources,
                Inc. ......................       4,265,000
    415,393   ChevronTexaco Corp. .........      27,615,327
    478,425   ConocoPhillips, Inc.(a)......      23,150,986
    170,000   Diamond Offshore Drilling,
                Inc. ......................       3,714,500
  1,485,400   Exxon Mobil Corp. ...........      51,899,876
     85,000   Kerr-McGee Corp. ............       3,765,500
    120,000   Murphy Oil Corp. ............       5,142,000
    464,000   Occidental Petroleum
                Corp. .....................      13,200,800
     70,000   Schlumberger, Ltd. ..........       2,946,300
    135,000   Tidewater, Inc. .............       4,198,500
     46,700   Unocal Corp. ................       1,428,086
    220,000   Valero Energy Corp. .........       8,126,800
                                             --------------
                                                154,282,175
                                             --------------
              OIL AND GAS: PIPELINES -- 0.07%
    160,000   El Paso Corp.(a).............       1,113,600
                                             --------------
              PAPER AND FOREST PRODUCTS -- 3.68%
    833,884   Georgia-Pacific Group........      13,475,565
    444,400   International Paper
                Company....................      15,540,668
    605,826   MeadWestvaco Corp. ..........      14,969,960
    119,350   Temple-Inland, Inc. .........       5,348,074
    160,000   Weyerhaeuser Company.........       7,873,600
                                             --------------
                                                 57,207,867
                                             --------------
              PHARMACEUTICALS -- 4.56%
    135,000   Abbott Laboratories..........       5,400,000
    170,000   Bristol-Myers Squibb
                Company....................       3,935,500
    105,000   Eli Lilly & Company..........       6,667,500
    220,000   Merck & Company, Inc. .......      12,454,200
    630,000   Pfizer, Inc. ................      19,259,100
    300,000   Pharmacia Corp. .............      12,540,000

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
    170,000   Schering-Plough Corp. .......  $    3,774,000
    180,000   Wyeth........................       6,732,000
                                             --------------
                                                 70,762,300
                                             --------------
              REAL ESTATE INVESTMENT TRUST -- 0.36%
    230,000   Equity Residential Properties
                Trust......................       5,653,400
                                             --------------
              RETAIL -- 1.76%
    315,700   Federated Department Stores,
                Inc.(c)....................       9,079,532
    346,500   May Department Stores
                Company(a).................       7,962,570
    430,300   Sears, Roebuck & Company(a)..      10,305,685
                                             --------------
                                                 27,347,787
                                             --------------
              RETAIL: SUPERMARKET -- 0.38%
    355,700   SUPERVALU, Inc. .............       5,872,607
                                             --------------
              RUBBER PRODUCTS -- 0.26%
    193,100   Cooper Tire & Rubber
                Company....................       2,962,154
    157,495   Goodyear Tire & Rubber
                Company(a).................       1,072,541
                                             --------------
                                                  4,034,695
                                             --------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 6.84%
     35,960   AT & T Corp. ................         938,916
    570,379   BellSouth Corp. .............      14,755,705
  2,262,600   Corning, Inc.(c).............       7,489,206
  8,545,500   Nortel Networks Corp.(c).....      13,758,255
  2,313,800   Qwest Communications
                International, Inc.(c).....      11,569,000
  1,041,700   SBC Communications, Inc. ....      28,240,487
    964,950   Tellabs, Inc.(c).............       7,015,187
    580,652   Verizon Communications,
                Inc. ......................      22,500,265
                                             --------------
                                                106,267,021
                                             --------------
              TRANSPORTATION -- 2.78%
    366,500   Burlington Northern Santa Fe
                Corp. .....................       9,532,665
    110,000   Canadian National Railway
                Company....................       4,571,600
    302,100   CSX Corp. ...................       8,552,451
    609,900   Norfolk Southern Corp. ......      12,191,901
    140,000   Union Pacific Corp. .........       8,381,800
                                             --------------
                                                 43,230,417
                                             --------------
              UTILITIES: ELECTRIC -- 6.69%
    236,300   Ameren Corp. ................       9,822,991
    384,180   American Electric Power
                Company, Inc.(a)...........      10,499,639

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              UTILITIES: ELECTRIC (CONTINUED)
    325,700   Cinergy Corp. ...............  $   10,982,604
    374,800   Constellation Energy Group,
                Inc.(a)....................      10,426,936
    180,000   Dominion Resources, Inc. ....       9,882,000
    260,000   Duke Energy Corp. ...........       5,080,400
    518,000   Entergy Corp. ...............      23,615,620
     95,000   Exelon Corp. ................       5,013,150
    312,500   PPL Corp. ...................      10,837,500
    305,800   Wisconsin Energy Corp. ......       7,706,160
                                             --------------
                                                103,867,000
                                             --------------
              UTILITIES: NATURAL GAS -- 1.25%
    250,000   KeySpan Corp. ...............       8,810,000
    447,425   Sempra Energy(a).............      10,581,601
                                             --------------
                                                 19,391,601
                                             --------------
              TOTAL COMMON STOCK (Cost
                $1,590,358,412)............   1,472,355,436
                                             --------------
              REGULATED INVESTMENT COMPANY -- 0.25%
  3,842,856   Merrimac Cash Fund -- Premium
                Class(b) (Cost
                $3,842,856)................       3,842,856
                                             --------------
 PRINCIPAL
 ---------
              COMMERCIAL PAPER -- 2.17%
$ 5,000,000   DaimlerChrysler,
                1.96%, 01/27/03............       4,992,922
 10,000,000   Deere and Company,
                1.60%, 01/10/03............       9,996,000
  5,400,000   Enterprise Funding Corp.,
                1.35%, 01/13/03............       5,397,570
  1,498,000   Ford Motor Credit Company,
                1.97%, 01/08/03............       1,497,426
  1,164,502   Morgan Stanley, Floating
                Rate, 1.39%(+),
                05/07/03(b)................       1,164,502
  6,500,000   Schlumberger Technology
                Corp., 1.33%, 01/15/03.....       6,496,638
  4,200,000   UBS Americas, Inc.,
                1.20%, 01/02/03............       4,199,860
                                             --------------
              TOTAL COMMERCIAL PAPER (Cost
                $33,744,918)...............      33,744,918
                                             --------------
              TIME DEPOSITS -- 1.66%
  1,164,502   American Express Centurion
                Bank, 1.38%, 01/27/03(b)...       1,164,502
  4,907,442   Bank of Montreal,
                1.32%, 01/30/03(b).........       4,907,442
  1,164,502   Barclays PLC,
                1.32%, 02/14/03(b).........       1,164,502
  3,493,505   Bayerische HypoVereinsbank,
                1.71%, 01/10/03(b).........       3,493,505

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              TIME DEPOSITS (CONTINUED)
$ 5,938,959   BNP Paribas,
                1.32%, 02/07/03(b).........  $    5,938,959
  2,911,255   Royal Bank of Scotland,
                1.33%, 01/15/03(b).........       2,911,255
  6,171,860   Royal Bank of Scotland,
                1.78%, 01/21/03(b).........       6,171,860
                                             --------------
              TOTAL TIME DEPOSITS (Cost
                $25,752,025)...............      25,752,025
                                             --------------
              SHORT TERM CORPORATE NOTES -- 2.89%
  1,164,502   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.25%(+), 11/04/03(b)......       1,164,502
  2,911,254   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.43%(+), 01/03/03(b)......       2,911,254
  3,493,505   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.41%(+), 02/03/03(b)......       3,493,505
  4,192,206   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.32%(+), 03/21/03(b)......       4,192,206
  5,822,509   Honda Motor Company, Ltd.,
                Floating Rate,
                1.41%(+), 04/08/03(b)......       5,822,509
  7,569,262   Merrill Lynch & Company,
                Floating Rate,
                1.34%(+), 04/16/03(b)......       7,569,262
    582,251   Merrill Lynch & Company,
                Floating Rate,
                1.33%(+), 11/26/03(b)......         582,251
 14,556,273   Morgan Stanley, Floating
                Rate, 1.36%(+),
                03/25/03(b)................      14,556,273
  2,329,003   Morgan Stanley, Floating
                Rate, 1.36%(+),
                09/26/03(b)................       2,329,003
  2,329,003   National City Corp., Floating
                Rate, 1.25%(+),
                01/23/03(b)................       2,329,003
                                             --------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $44,949,768)...      44,949,768
                                             --------------
              TOTAL SECURITIES (Cost
                $1,698,647,979)............   1,580,645,003
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS -- 2.99%
$ 1,164,502   With Morgan Stanley, dated
                12/31/02, 1.42%, due
                01/02/03, repurchase
                proceeds at maturity
                $1,164,594 (Collateralized
                by Callable Government
                Agency Backed Receipts,
                zero coupon, due 01/15/21,
                with a value of
                $1,187,809)(b).............  $    1,164,502
 45,334,785   With Investors Bank & Trust,
                dated 12/31/02, 1.00%, due
                01/02/03, repurchase
                proceeds at maturity
                $45,337,303 (Collateralized
                by Fannie Mae, 1.82%, due
                09/18/31, with a value of
                $13,130,678 and Fannie Mae,
                1.82%, due 11/25/30, with a
                value of $34,475,238)......      45,334,785
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $46,499,287).........      46,499,287
                                             --------------
              Total Investments -- 104.76%
                (Cost $1,745,147,266)......   1,627,144,290
              Liabilities less other
                assets -- (4.76)%..........     (73,984,485)
                                             --------------
              NET ASSETS -- 100.00%........  $1,553,159,805
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2002 is $1,758,262,099.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $  92,472,071
    Gross unrealized depreciation.........   (223,589,880)
                                            -------------
    Net unrealized depreciation...........  $(131,117,809)
                                            =============

---------------

(a) All or part of this security is on loan.

(b) Collateral for securities on loan.

(c) Non-income producing securities.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate.
    The rate shown was in effect at December 31, 2002.

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK -- 98.37%
              ADVERTISING -- 0.04%
     23,100   Interpublic Group of
                Companies, Inc. ............  $     325,248
                                              -------------
              AEROSPACE -- 3.40%
    170,850   Boeing Company................      5,636,341
     11,450   General Dynamics Corp. .......        908,786
      4,100   Goodrich Corp. ...............         75,112
    162,850   Lockheed Martin Corp. ........      9,404,587
      9,840   Northrop Grumman Corp. .......        954,480
    164,400   United Technologies Corp. ....     10,182,936
                                              -------------
                                                 27,162,242
                                              -------------
              AGRICULTURAL EQUIPMENT -- 0.07%
     12,250   Deere & Company...............        561,662
                                              -------------
              AIRLINES -- 0.17%
    207,800   AMR Corp.(c)..................      1,371,480
                                              -------------
              APPAREL: MANUFACTURING -- 0.21%
     10,350   Jones Apparel Group,
                Inc.(c).....................        366,804
     10,400   Liz Claiborne, Inc. ..........        308,360
     13,750   NIKE, Inc. -- Class B.........        611,463
     10,450   V.F. Corp. ...................        376,723
                                              -------------
                                                  1,663,350
                                              -------------
              APPAREL: RETAIL -- 1.09%
     43,700   Limited Brands................        608,741
      3,200   Reebok International,
                Ltd.(c).....................         94,080
    516,600   The Gap, Inc.(a)..............      8,017,632
                                              -------------
                                                  8,720,453
                                              -------------
              AUTOMOTIVE EQUIPMENT -- 0.13%
      5,600   AutoZone, Inc.(c).............        395,640
      4,900   Dana Corp. ...................         57,624
     27,850   Delphi Automotive Systems
                Corp. ......................        224,193
      4,100   Johnson Controls, Inc. .......        328,697
                                              -------------
                                                  1,006,154
                                              -------------
              BANKS -- 5.63%
     22,650   AmSouth Bancorp...............        434,880
    189,841   Bank of America Corp. ........     13,207,238
     61,600   Bank One Corp. ...............      2,251,480
     10,300   BB&T Corp.(a).................        380,997
     11,308   Charter One Financial,
                Inc. .......................        324,879
     13,300   Comerica, Inc. ...............        575,092
      9,000   First Tennessee National
                Corp. ......................        323,460
     58,150   FleetBoston Financial
                Corp. ......................      1,413,045
     15,000   Golden West Financial
                Corp. ......................      1,077,150
     17,700   Huntington Bancshares,
                Inc. .......................        331,167
    109,900   J.P. Morgan Chase & Company...      2,637,600
     21,300   KeyCorp. .....................        535,482

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              BANKS (CONTINUED)
     14,700   Marshall & Ilsley Corp. ......  $     402,486
      9,000   Mellon Financial Corp. .......        234,990
     31,400   National City Corp. ..........        857,848
      8,350   North Fork Bancorporation,
                Inc. .......................        281,729
      6,350   PNC Financial Services
                Group.......................        266,065
     21,200   Regions Financial Corp. ......        707,232
     16,050   SouthTrust Corp. .............        398,842
     17,950   State Street Corp. ...........        700,050
     15,650   SunTrust Banks, Inc. .........        890,798
     15,700   Synovus Financial Corp. ......        304,580
     18,500   Union Planters Corp. .........        520,590
    104,750   U.S. Bancorp(a)...............      2,222,795
     72,800   Wachovia Corp. ...............      2,652,832
     71,750   Washington Mutual, Inc. ......      2,477,527
    179,950   Wells Fargo & Company.........      8,434,257
      5,300   Zions Bancorporation..........        208,550
                                              -------------
                                                 45,053,641
                                              -------------
              BROADCAST SERVICES/MEDIA -- 4.94%
    624,074   AOL Time Warner, Inc.(c)......      8,175,369
    277,850   Clear Channel Communications,
                Inc.(c).....................     10,361,027
     51,536   Comcast Corp. -- Class A(c)...      1,214,704
     15,000   Gannett Company, Inc. ........      1,077,000
     10,700   McGraw-Hill Companies,
                Inc. .......................        646,708
      2,800   Meredith Corp. ...............        115,108
    394,750   Viacom, Inc. -- Class B(c)....     16,090,010
    113,400   Walt Disney Company...........      1,849,554
                                              -------------
                                                 39,529,480
                                              -------------
              BUSINESS SERVICES -- 0.32%
      9,000   Convergys Corp.(c)............        136,350
      6,300   Ecolab, Inc. .................        311,850
     39,500   First Data Corp. .............      1,398,695
      8,550   Fiserv, Inc.(c)...............        290,273
      7,800   Paychex, Inc. ................        217,620
     12,700   Robert Half International,
                Inc.(c).....................        204,597
                                              -------------
                                                  2,559,385
                                              -------------
              CHEMICALS -- 2.59%
     11,100   Air Products and Chemicals,
                Inc. .......................        474,525
      4,200   Ashland, Inc. ................        119,826
      3,900   Eastman Chemical Company......        143,403
    414,550   E. I. du Pont de Nemours and
                Company.....................     17,576,920
     11,250   Engelhard Corp. ..............        251,438
      4,700   Great Lakes Chemical Corp. ...        112,236

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              CHEMICALS (CONTINUED)
      8,100   International Flavors &
                Fragrances, Inc. ...........  $     284,310
      8,250   PPG Industries, Inc. .........        413,738
     11,100   Praxair, Inc. ................        641,247
     15,550   Rohm and Haas Company.........        505,064
      4,050   Sigma-Aldrich Corp.(a)........        197,235
                                              -------------
                                                 20,719,942
                                              -------------
              COMPUTERS AND OFFICE EQUIPMENT -- 3.42%
     94,200   Avery Dennison Corp. .........      5,753,736
    432,850   Dell Computer Corp.(c)........     11,574,409
    154,550   EMC Corp.(c)..................        948,937
    219,611   Hewlett-Packard Company.......      3,812,447
     38,100   International Business
                Machines Corp. .............      2,952,750
     12,500   Lexmark International,
                Inc.(c).....................        756,250
     16,400   Pitney Bowes, Inc. ...........        535,624
    182,400   Sun Microsystems, Inc.(c).....        567,264
     58,900   Xerox Corp.(a)(c).............        474,145
                                              -------------
                                                 27,375,562
                                              -------------
              COMPUTER SOFTWARE AND SERVICES -- 6.25%
     12,750   Adobe Systems, Inc. ..........        316,213
     11,000   Autodesk, Inc. ...............        157,300
     34,000   Automatic Data Processing,
                Inc. .......................      1,334,500
     21,250   BMC Software, Inc.(c).........        363,587
    634,250   Cisco Systems, Inc.(c)........      8,308,675
      7,900   Citrix Systems, Inc.(c).......         97,328
     27,200   Computer Associates
                International, Inc. ........        367,200
     12,600   Computer Sciences
                Corp.(a)(c).................        434,070
     31,600   Compuware Corp.(c)............        151,680
     10,350   Electronic Arts, Inc.(a)(c)...        515,120
     11,700   Intuit, Inc.(c)...............        548,964
      3,350   Mercury Interactive
                Corp.(c)....................         99,328
    625,650   Microsoft Corp. ..............     32,346,105
      6,250   NVIDIA Corp.(a)(c)............         71,937
    303,400   Oracle Corp.(c)...............      3,276,720
     15,600   PeopleSoft, Inc.(c)...........        285,480
      8,700   Rational Software Corp.(c)....         90,393
     39,250   Siebel Systems, Inc.(c).......        290,450
     18,400   SunGard Data Systems,
                Inc.(c).....................        433,504
     18,950   Unisys Corp.(c)...............        187,605
     20,450   Veritas Software Corp.(c).....        319,429
                                              -------------
                                                 49,995,588
                                              -------------

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.14%
      5,800   Centex Corp. .................  $     291,160
      3,800   KB HOME.......................        162,830
     25,750   Masco Corp. ..................        542,037
      3,100   Pulte Homes, Inc. ............        148,397
                                              -------------
                                                  1,144,424
                                              -------------
              CONSUMER GOODS AND SERVICES -- 9.02%
      2,300   Alberto-Culver Company --
                Class B.....................        115,920
      4,900   Avon Products, Inc. ..........        263,963
      5,600   Brunswick Corp. ..............        111,216
  1,567,540   Cendant Corp.(c)..............     16,427,819
      8,350   Cintas Corp. .................        382,012
     14,750   Clorox Company................        608,438
     27,750   Colgate-Palmolive Company.....      1,454,933
     21,250   Eastman Kodak Company(a)......        744,600
    218,200   Estee Lauder Companies,
                Inc. -- Class A.............      5,760,480
     16,700   FedEx Corp. ..................        905,474
      7,900   Fortune Brands, Inc. .........        367,429
    530,450   General Electric Company......     12,916,457
    627,670   Gillette Company..............     19,056,061
     29,250   Kimberly-Clark Corp. .........      1,388,497
      9,350   Leggett & Platt, Inc. ........        209,814
      3,150   Maytag Corp. .................         89,775
     18,300   Newell Rubbermaid, Inc. ......        555,039
      6,850   Pactiv Corp.(c)...............        149,741
    111,950   Procter & Gamble Company......      9,620,983
      4,800   R.J. Reynolds Tobacco
                Holdings, Inc. .............        202,128
      9,900   Sabre Holdings Corp.(c).......        179,289
     13,000   Sherwin-Williams Company......        367,250
      4,500   Whirlpool Corp.(a)............        234,990
                                              -------------
                                                 72,112,308
                                              -------------
              DISTRIBUTOR -- 0.05%
      8,100   W.W. Grainger, Inc. ..........        417,555
                                              -------------
              EDUCATION -- 0.04%
      7,900   Apollo Group, Inc. -- Class
                A(c)........................        347,600
                                              -------------
              ELECTRONICS -- 1.73%
     22,700   Agilent Technologies,
                Inc.(c).....................        407,692
    245,382   Emerson Electric Company......     12,477,675
     12,200   Jabil Circuit, Inc.(c)........        218,624
      7,900   Molex, Inc.(a)................        182,016
     14,600   Rockwell Collins, Inc. .......        339,596
     42,500   Sanmina-SCI Corp.(c)..........        190,825
                                              -------------
                                                 13,816,428
                                              -------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              ENGINEERING -- 0.01%
      3,800   Fluor Corp. ..................  $     106,400
                                              -------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.11%
     15,900   Allied Waste Industries,
                Inc.(c).....................        159,000
     32,750   Waste Management, Inc. .......        750,630
                                              -------------
                                                    909,630
                                              -------------
              FINANCIAL SERVICES -- 7.16%
     73,600   American Express Company......      2,601,760
      7,600   Bear Stearns Companies,
                Inc. .......................        451,440
     19,250   Capital One Financial
                Corp.(a)....................        572,110
     30,900   Charles Schwab Corp. .........        335,265
    490,059   Citigroup, Inc. ..............     17,245,176
     25,250   Concord EFS, Inc.(c)..........        397,435
     11,400   Countrywide Financial
                Corp. ......................        588,810
      6,400   Deluxe Corp. .................        269,440
      6,400   Equifax, Inc. ................        148,096
     71,200   Fannie Mae....................      4,580,296
     13,750   Franklin Resources, Inc. .....        468,600
    197,337   Freddie Mac...................     11,652,750
     60,384   Goldman Sachs Group, Inc. ....      4,112,150
     16,050   H & R Block, Inc. ............        645,210
     23,900   Household International,
                Inc. .......................        664,659
     95,248   Lehman Brothers Holding,
                Inc. .......................      5,075,766
     93,225   MBNA Corp. ...................      1,773,139
     47,750   Merrill Lynch & Company,
                Inc. .......................      1,812,113
      8,800   Moody's Corp. ................        363,352
     60,500   Morgan Stanley................      2,415,160
     29,900   Providian Financial
                Corp.(c)....................        194,051
      8,350   SLM Corp. ....................        867,231
                                              -------------
                                                 57,234,009
                                              -------------
              FOOD AND BEVERAGE -- 5.80%
      2,000   Adolph Coors Company -- Class
                B...........................        122,500
     22,750   Albertson's, Inc. ............        506,415
     43,750   Anheuser-Busch Companies,
                Inc. .......................      2,117,500
     43,055   Archer-Daniels-Midland
                Company.....................        533,882
      3,000   Brown-Forman Corp. -- Class
                B...........................        196,080
     20,200   Campbell Soup Company.........        474,094
    347,709   Coca-Cola Company.............     15,236,608
     22,200   Coca-Cola Enterprises,
                Inc. .......................        482,184
     27,700   ConAgra Foods, Inc.(a)........        692,777
      8,100   General Mills, Inc. ..........        380,295
      6,600   Hershey Foods Corp. ..........        445,104
     19,800   H.J. Heinz Company............        650,826
     23,150   Kellogg Company...............        793,351

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
     13,200   Pepsi Bottling Group, Inc. ...  $     339,240
    420,604   PepsiCo, Inc. ................     17,757,901
    107,450   Philip Morris Companies,
                Inc. .......................      4,354,948
     44,600   Sara Lee Corp. ...............      1,003,946
      8,100   UST, Inc. ....................        270,783
                                              -------------
                                                 46,358,434
                                              -------------
              INSURANCE -- 5.21%
     17,750   ACE, Ltd. ....................        520,785
     14,750   Aetna, Inc. ..................        606,520
    352,400   AFLAC, Inc. ..................     10,614,288
     37,750   Allstate Corp. ...............      1,396,373
      5,100   Ambac Financial Group,
                Inc. .......................        286,824
    298,450   American International Group,
                Inc. .......................     17,265,332
     17,750   Aon Corp. ....................        335,297
      3,750   Chubb Corp. ..................        195,750
     13,500   CIGNA Corp. ..................        555,120
      8,350   Cincinnati Financial Corp. ...        313,543
     12,150   Hartford Financial Services
                Group, Inc. ................        551,975
      7,400   Jefferson-Pilot Corp. ........        282,014
     14,600   John Hancock Financial
                Services, Inc. .............        407,340
      3,750   Lincoln National Corp. .......        118,425
      9,450   Loews Corp. ..................        420,147
     29,700   Marsh & McLennan Companies,
                Inc. .......................      1,372,437
      7,050   MBIA, Inc. ...................        309,213
     39,600   MetLife, Inc. ................      1,070,784
      6,950   MGIC Investment Corp. ........        287,035
     17,000   Principal Financial Group,
                Inc. .......................        512,210
     16,050   Progressive Corp. ............        796,561
     29,700   Prudential Financial, Inc. ...        942,678
      5,700   SAFECO Corp. .................        197,619
      4,950   St. Paul Companies, Inc. .....        168,548
      5,650   Torchmark Corp. ..............        206,394
     76,373   Travelers Property Casualty
                Corp. -- Class B(c).........      1,118,864
     13,000   UnumProvident Corp. ..........        228,020
      7,700   XL Capital, Ltd. -- Class A...        594,825
                                              -------------
                                                 41,674,921
                                              -------------
              INTERNET SERVICES -- 0.12%
      6,700   eBay, Inc.(c).................        454,394
     32,700   Yahoo!, Inc.(c)...............        534,645
                                              -------------
                                                    989,039
                                              -------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              LEISURE AND RECREATION -- 0.18%
     12,800   Carnival Corp. ...............  $     319,360
      9,100   Harrah's Entertainment,
                Inc.(c).....................        360,360
     16,600   Hilton Hotels Corp. ..........        210,986
      4,350   International Game
                Technology(c)...............        330,252
      9,900   Starwood Hotels & Resorts
                Worldwide, Inc. ............        235,026
                                              -------------
                                                  1,455,984
                                              -------------
              MACHINERY AND OTHER PRODUCTS -- 0.12%
     13,650   Dover Corp. ..................        398,034
      8,100   Ingersoll-Rand
                Company -- Class A..........        348,786
     10,150   Rockwell Automation, Inc. ....        210,207
                                              -------------
                                                    957,027
                                              -------------
              MANUFACTURING -- 2.72%
      3,800   American Standard Companies,
                Inc.(c).....................        270,332
      5,600   Ball Corp.(a).................        286,664
      5,100   Bemis Company, Inc.(a)........        253,113
      7,050   Cooper Industries,
                Ltd. -- Class A.............        256,972
      3,300   Crane Company.................         65,769
      7,900   Danaher Corp.(a)..............        519,030
      5,600   Eaton Corp. ..................        437,416
     46,500   Honeywell International,
                Inc. .......................      1,116,000
    213,350   Illinois Tool Works, Inc. ....     13,837,881
      5,950   ITT Industries, Inc. .........        361,105
      8,400   Parker-Hannifin Corp. ........        387,492
     11,650   Textron, Inc. ................        500,833
     21,750   3M Company....................      2,681,775
     43,000   Tyco International, Ltd. .....        734,440
                                              -------------
                                                 21,708,822
                                              -------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.75%
     14,600   Anthem, Inc.(c)...............        918,340
     29,850   HCA, Inc. ....................      1,238,775
     12,200   Health Management Associates,
                Inc. -- Class A.............        218,380
      4,900   Humana, Inc.(c)...............         49,000
      9,400   Manor Care, Inc.(c)...........        174,934
     15,100   McKesson HBOC, Inc. ..........        408,153
     25,725   Tenet Healthcare Corp.(c).....        421,890
     18,000   UnitedHealth Group, Inc. .....      1,503,000
     14,650   Wellpoint Health Networks,
                Inc.(c).....................      1,042,494
                                              -------------
                                                  5,974,966
                                              -------------

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              MEDICAL EQUIPMENT AND SUPPLIES -- 5.84%
     23,650   Becton, Dickinson & Company...  $     725,819
    423,800   Biomet, Inc. .................     12,146,108
     21,400   Boston Scientific Corp.(c)....        909,928
     11,000   Chiron Corp.(c)...............        413,600
      2,500   C.R. Bard, Inc. ..............        145,000
     31,400   Guidant Corp.(c)..............        968,690
    264,550   Johnson & Johnson.............     14,208,980
    349,757   Medtronic, Inc. ..............     15,948,919
     13,500   St. Jude Medical, Inc.(c).....        536,220
     10,600   Stryker Corp. ................        711,472
                                              -------------
                                                 46,714,736
                                              -------------
              METALS AND MINING -- 1.16%
    356,417   Alcoa, Inc. ..................      8,119,179
      8,000   Freeport-McMoRan Copper &
                Gold, Inc. -- Class
                B(a)(c).....................        134,240
     21,450   Newmont Mining Corp.(a).......        622,694
      4,300   Nucor Corp. ..................        177,590
      5,150   Phelps Dodge Corp.(c).........        162,998
      4,700   United States Steel Corp. ....         61,664
                                              -------------
                                                  9,278,365
                                              -------------
              MOTOR VEHICLES -- 0.43%
    169,700   Ford Motor Company(a).........      1,578,210
     28,300   General Motors Corp.(a).......      1,043,138
      6,450   Harley-Davidson, Inc. ........        297,990
     10,425   PACCAR, Inc. .................        480,905
                                              -------------
                                                  3,400,243
                                              -------------
              OIL, COAL AND GAS -- 7.26%
      6,350   Amerada Hess Corp. ...........        349,567
     13,750   Anadarko Petroleum Corp. .....        658,625
     10,350   Apache Corp. .................        589,847
     11,300   Baker Hughes, Inc. ...........        363,747
    137,300   Burlington Resources, Inc. ...      5,855,845
    314,714   ConocoPhillips................     15,229,010
     12,100   Devon Energy Corp.(a).........        555,390
    666,600   Exxon Mobil Corp. ............     23,291,004
     22,600   Halliburton Company...........        422,846
     25,050   Marathon Oil Corp. ...........        533,315
     11,400   Nabors Industries, Ltd.(c)....        402,078
      9,350   Noble Corp.(c)................        328,653
     20,600   Occidental Petroleum Corp. ...        586,070
      5,100   Rowan Companies, Inc. ........        115,770
    359,550   Transocean, Inc. .............      8,341,560
     14,600   Unocal Corp. .................        446,468
                                              -------------
                                                 58,069,795
                                              -------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              OIL AND GAS: PIPELINES -- 0.04%
      7,100   Kinder Morgan, Inc. ..........  $     300,117
                                              -------------
              PAPER AND FOREST PRODUCTS -- 0.77%
      2,800   Boise Cascade Corp. ..........         70,616
     12,900   Georgia-Pacific Corp. ........        208,464
    146,450   International Paper Company...      5,121,357
     10,200   MeadWestvaco Corp. ...........        252,042
      8,250   Plum Creek Timber Company,
                Inc. .......................        194,700
      2,500   Temple-Inland, Inc. ..........        112,025
      4,500   Weyerhaeuser Company..........        221,445
                                              -------------
                                                  6,180,649
                                              -------------
              PHARMACEUTICALS -- 6.72%
      2,850   Allergan, Inc. ...............        164,217
      8,300   AmerisourceBergen Corp. ......        450,773
     26,150   Cardinal Health, Inc. ........      1,547,819
    116,500   Eli Lilly & Company...........      7,397,750
     10,800   Forest Laboratories,
                Inc.(c).....................      1,060,776
     16,750   King Pharmaceuticals,
                Inc.(c).....................        287,933
    120,600   Merck & Company, Inc. ........      6,827,166
    933,073   Pfizer, Inc.(a)...............     28,524,042
     69,450   Pharmacia Corp. ..............      2,903,010
     78,000   Schering-Plough Corp. ........      1,731,600
      5,900   Watson Pharmaceuticals,
                Inc.(c).....................        166,793
     71,350   Wyeth.........................      2,668,490
                                              -------------
                                                 53,730,369
                                              -------------
              PUBLISHING -- 0.14%
      4,300   Knight-Ridder, Inc. ..........        271,975
      3,300   New York Times
                Company -- Class A..........        150,909
     14,900   Tribune Company...............        677,354
                                              -------------
                                                  1,100,238
                                              -------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.10%
     21,550   Equity Office Properties
                Trust.......................        538,319
      8,700   Simon Property Group, Inc. ...        296,409
                                              -------------
                                                    834,728
                                              -------------
              REGULATED INVESTMENT COMPANY -- 0.99%
     90,100   SPDR Trust Series 1...........      7,949,523
                                              -------------
              RESEARCH AND DEVELOPMENT -- 0.46%
     69,044   Amgen, Inc.(c)................      3,337,587
      7,500   Biogen, Inc.(c)...............        300,450
      5,300   Quintiles Transnational
                Corp.(c)....................         64,130
                                              -------------
                                                  3,702,167
                                              -------------

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              RETAIL -- 3.96%
     20,450   Bed Bath & Beyond, Inc.(c)....  $     706,138
     16,675   Best Buy Company, Inc.(c).....        402,701
      6,400   Big Lot's, Inc.(c)............         84,672
     21,850   CVS Corp. ....................        545,594
      6,800   Dillard's, Inc. -- Class A....        107,848
     17,950   Dollar General Corp. .........        214,502
      7,950   Family Dollar Stores..........        248,119
     11,550   Federated Department Stores,
                Inc.(c).....................        332,178
    126,300   Home Depot, Inc. .............      3,026,148
     23,450   J.C. Penney Company,
                Inc.(a).....................        539,584
     19,150   Kohl's Corp.(c)...............      1,071,442
     57,450   Lowe's Companies, Inc.(a).....      2,154,375
     14,850   May Department Stores
                Company.....................        341,253
      5,800   Nordstrom, Inc.(a)............        110,026
     19,500   Office Depot, Inc.(c).........        287,820
     14,900   RadioShack Corp.(a)...........        279,226
    469,200   Staples, Inc.(c)..............      8,586,360
     49,750   Target Corp. .................      1,492,500
      7,150   Tiffany & Company.............        170,957
     27,900   TJX Companies, Inc. ..........        544,608
     52,900   Walgreen Company..............      1,544,151
    175,350   Wal-Mart Stores, Inc. ........      8,856,929
                                              -------------
                                                 31,647,131
                                              -------------
              RETAIL: RESTAURANTS -- 0.93%
     15,700   Darden Restaurants, Inc. .....        321,065
    384,533   McDonald's Corp. .............      6,183,291
     18,800   Starbucks Corp.(c)............        383,144
      5,500   Wendy's International,
                Inc. .......................        148,885
     15,550   Yum! Brands, Inc.(c)..........        376,621
                                              -------------
                                                  7,413,006
                                              -------------
              RETAIL: SUPERMARKETS -- 0.13%
     44,150   Kroger Company(c).............        682,118
     12,000   SUPERVALU, Inc. ..............        198,120
      7,900   Winn-Dixie Stores, Inc.(a)....        120,712
                                              -------------
                                                  1,000,950
                                              -------------
              RUBBER PRODUCTS -- 0.02%
      4,750   Cooper Tire & Rubber
                Company.....................         72,865
     13,100   Goodyear Tire & Rubber
                Company(a)..................         89,211
                                              -------------
                                                    162,076
                                              -------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.08%
     11,150   Applera Corp.-Applied
                Biosystems Group............  $     195,571
      6,700   Pall Corp. ...................        111,756
      8,800   Thermo Electron Corp.(c)......        177,056
      6,250   Waters Corp.(c)...............        136,125
                                              -------------
                                                    620,508
                                              -------------
              SEMICONDUCTORS -- 2.71%
     21,650   Advanced Micro Devices,
                Inc.(a)(c)..................        139,859
     24,650   Altera Corp.(c)...............        304,181
      7,750   Analog Devices, Inc.(c).......        184,993
     92,200   Applied Materials,
                Inc.(a)(c)..................      1,201,366
    859,925   Intel Corp. ..................     13,389,032
      8,800   KLA-Tencor Corp.(c)...........        311,256
     19,800   Linear Technology Corp. ......        509,256
     10,300   LSI Logic Corp.(c)............         59,431
     19,900   Maxim Integrated Products,
                Inc. .......................        657,496
     17,150   Micron Technology, Inc.(c)....        167,041
      9,850   National Semiconductor
                Corp.(c)....................        147,848
      6,500   Novellus Systems, Inc.(c).....        182,520
      7,600   QLogic Corp.(a)(c)............        262,276
      8,800   Teradyne, Inc.(c).............        114,488
     98,100   Texas Instruments, Inc.(a)....      1,472,481
    123,000   Xilinx, Inc.(c)...............      2,533,800
                                              -------------
                                                 21,637,324
                                              -------------
              TELECOMMUNICATIONS EQUIPMENT &
                SERVICES -- 2.78%
     16,450   ALLTEL Corp. .................        838,950
      5,000   Andrew Corp.(a)(c)............         51,400
     41,630   AT&T Corp. ...................      1,086,959
    102,250   BellSouth Corp. ..............      2,645,208
     12,850   CenturyTel, Inc.(a)...........        377,533
     33,800   CIENA Corp.(c)................        173,732
     14,700   Citizens Communications
                Company(a)(c)...............        155,085
      7,700   Comverse Technology,
                Inc.(c).....................         77,154
    527,145   Motorola, Inc. ...............      4,559,804
     49,100   Nextel Communications,
                Inc. -- Class A(c)..........        567,105
    175,850   SBC Communications, Inc. .....      4,767,293
      8,100   Scientific-Atlanta, Inc.(a)...         96,066
     63,350   Sprint Corp. (FON Group)......        917,308
     20,950   Tellabs, Inc.(c)..............        152,307
    148,350   Verizon Communications,
                Inc. .......................      5,748,562
                                              -------------
                                                 22,214,466
                                              -------------

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              TOOLS -- 0.06%
      6,300   Black & Decker Corp. .........  $     270,207
      1,800   Snap-on, Inc. ................         50,598
      3,650   Stanley Works.................        126,217
                                              -------------
                                                    447,022
                                              -------------
              TOYS -- 0.11%
     11,300   Hasbro, Inc. .................        130,515
     38,950   Mattel, Inc. .................        745,892
                                              -------------
                                                    876,407
                                              -------------
              TRANSPORTATION -- 0.23%
     18,400   Burlington Northern Santa Fe
                Corp. ......................        478,584
     20,050   Norfolk Southern Corp. .......        400,800
      3,400   Ryder System, Inc. ...........         76,296
     14,300   Union Pacific Corp. ..........        856,141
                                              -------------
                                                  1,811,821
                                              -------------
              TRANSPORTATION: FREIGHT -- 0.47%
     59,200   United Parcel Service,
                Inc. -- Class B.............      3,734,336
                                              -------------
              UTILITIES -- 1.52%
      7,550   Ameren Corp. .................        313,854
     16,500   American Electric Power
                Company, Inc. ..............        450,945
     20,800   American Power Conversion
                Corp.(c)....................        315,120
     27,350   CenterPoint Energy, Inc. .....        232,475
     11,800   Cinergy Corp. ................        397,896
      8,700   CMS Energy Corp.(a)...........         82,128
     10,250   Consolidated Edison, Inc. ....        438,905
      8,300   Constellation Energy Group,
                Inc. .......................        230,906
      7,850   DTE Energy Company............        364,240
     16,400   Dominion Resources, Inc. .....        900,360
     48,700   Duke Energy Corp. ............        951,598
     11,300   Entergy Corp. ................        515,167
     23,150   Exelon Corp. .................      1,221,626
     15,750   FirstEnergy Corp. ............        519,277
      8,700   FPL Group, Inc. ..............        523,131
     10,050   KeySpan Corp. ................        354,162
      3,650   NICOR, Inc. ..................        124,210
     10,100   NiSource, Inc. ...............        202,000
      1,700   Peoples Energy Corp.(a).......         65,705
     31,950   PG&E Corp.(c).................        444,105
      7,100   Pinnacle West Capital
                Corp. ......................        242,039
     11,750   PPL Corp. ....................        407,490
     11,050   Progress Energy, Inc. ........        479,018
     10,200   Public Service Enterprise
                Group, Inc.(a)..............        327,420

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              UTILITIES (CONTINUED)
     12,300   Sempra Energy.................  $     290,895
     38,300   Southern Company..............      1,087,337
      8,000   Teco Energy, Inc.(a)..........        123,760
     19,500   TXU Corp. ....................        364,260
     18,550   Xcel Energy, Inc.(a)..........        204,050
                                              -------------
                                                 12,174,079
                                              -------------
              UTILITIES: ELECTRIC -- 0.04%
     25,900   Edison International(c).......        306,915
                                              -------------
              TOTAL COMMON STOCK (Cost
                $870,888,852)...............    786,558,705
                                              -------------
              REGULATED INVESTMENT COMPANY -- 0.23%
  1,825,869   Merrimac Cash Fund -- Premium
                Class (b) (Cost
                $1,825,869).................      1,825,869
                                              -------------
 PRINCIPAL
 ---------
              SHORT TERM US TREASURY SECURITY -- 0.08%
$   648,048   US Treasury Bill,
                1.175%, 04/03/03(d) (Cost
                $648,048)...................        648,048
                                              -------------
              COMMERCIAL PAPER -- 0.07%
    553,293   Morgan Stanley, Floating Rate,
                1.39%(+), 05/07/03(b) (Cost
                $553,293)...................        553,293
                                              -------------
              TIME DEPOSITS -- 1.53%
    553,294   American Express Centurion
                Bank,
                1.38%, 01/27/03(b)..........        553,294
  2,331,689   Bank of Montreal,
                1.32%, 01/30/03(b)..........      2,331,689
    553,294   Barclays PLC,
                1.32%, 02/14/03(b)..........        553,294
  1,659,881   Bayerische HypoVereinsbank,
                1.71%, 01/10/03(b)..........      1,659,881
  2,821,797   BNP Paribas,
                1.32%, 02/07/03(b)..........      2,821,797
  1,383,234   Royal Bank of Scotland,
                1.33%, 01/15/03(b)..........      1,383,234
  2,932,456   Royal Bank of Scotland,
                1.78%, 01/21/03(b)..........      2,932,456
                                              -------------
              TOTAL TIME DEPOSITS (Cost
                $12,235,645)................     12,235,645
                                              -------------
              SHORT TERM CORPORATE NOTES -- 2.67%
    553,294   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.25%(+), 11/04/03(b).......        553,294
  1,383,233   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.43%(+), 01/03/03(b).......      1,383,233

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$ 1,659,881   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.41%(+), 02/03/03(b).......  $   1,659,881
  1,991,857   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.32%(+), 03/21/03(b).......      1,991,857
  2,766,468   Honda Motor Company, Ltd.,
                Floating Rate,
                1.41%(+), 04/08/03(b).......      2,766,468
  3,596,408   Merrill Lynch & Company,
                Floating Rate,
                1.34%(+), 04/16/03(b).......      3,596,408
    276,646   Merrill Lynch & Company,
                Floating Rate,
                1.33%(+), 11/26/03(b).......        276,646
  6,916,170   Morgan Stanley, Floating Rate,
                1.36%(+), 03/25/03(b).......      6,916,170
  1,106,587   Morgan Stanley, Floating Rate,
                1.36%(+), 09/26/03(b).......      1,106,587
  1,106,587   National City Corp., Floating
                Rate,
                1.25%(+), 01/23/03(b).......      1,106,587
                                              -------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $21,357,131)         21,357,131
                                              -------------
              TOTAL SECURITIES (Cost
                $907,508,838)                   823,178,691
                                              -------------
              REPURCHASE AGREEMENTS -- 2.72%
    553,294   With Morgan Stanley, dated
                12/31/02, 1.42%, due
                01/02/03, repurchase
                proceeds at maturity
                $553,338 (Collateralized by
                Callable Government Agency
                Backed Receipts, zero
                coupon, due 01/15/21, with a
                value of $564,368)(b).......        553,294
 21,211,293   With Investors Bank & Trust,
                dated 12/31/02, 1.00%, due
                01/02/03, repurchase
                proceeds at maturity
                $21,212,471 (Collateralized
                by Fannie Mae Whole Loan,
                5.953%, due 04/25/42, with a
                value of $22,272,697).......     21,211,293
                                              -------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $21,764,587)..........     21,764,587
                                              -------------
              Total Investments -- 105.67%
                (Cost $929,273,425).........    844,943,278
              Liabilities less other
                assets -- (5.67)%...........    (45,321,775)
                                              -------------
              NET ASSETS -- 100.00%.........  $ 799,621,503
                                              =============

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2002

The aggregate cost of securities for federal income tax purposes at December 31, 2002 is $979,830,467.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $  12,883,160
    Gross unrealized depreciation.........   (147,770,349)
                                            -------------
    Net unrealized depreciation...........  $(134,887,189)
                                            =============

---------------

(a) All or part of this security is on loan.

(b) Collateral for securities on loan.

(c) Non-income producing security.

(d) Security is segregated as initial margin for futures contracts.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate.
    The rate shown was in effect at December 31, 2002.

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 96.75%
              AEROSPACE AND DEFENSE -- 2.69%
    143,964   General Dynamics Corp. ......  $   11,426,423
    144,930   Lockheed Martin Corp. .......       8,369,708
     13,600   Northrop Grumman Corp. ......       1,319,200
    158,000   United Technologies Corp. ...       9,786,520
                                             --------------
                                                 30,901,851
                                             --------------
              AIRLINES -- 0.30%
    251,400   Southwest Airlines Company...       3,494,460
                                             --------------
              APPAREL: MANUFACTURING -- 0.17%
     45,000   Nike, Inc. -- Class B(a).....       2,001,150
                                             --------------
              AUTOMOBILES -- 0.86%
    281,536   Bayerische Motoren Werke AG..       8,543,379
    128,600   General Motors Corp.(c)......       1,376,020
                                             --------------
                                                  9,919,399
                                             --------------
              AUTOMOTIVE EQUIPMENT -- 0.20%
     32,100   AutoZone, Inc.(c)............       2,267,865
                                             --------------
              BANK -- 0.22%
     73,800   Washington Mutual, Inc. .....       2,548,314
                                             --------------
              BROADCAST SERVICES/MEDIA -- 2.52%
    195,668   Clear Channel Communications,
                Inc.(c)....................       7,296,460
     56,600   Fox Entertainment Group,
                Inc. -- Class A(c).........       1,467,638
    464,224   Viacom, Inc. -- Class
                B(a)(c)....................      18,921,770
     31,400   Westwood One, Inc.(c)........       1,173,104
                                             --------------
                                                 28,858,972
                                             --------------
              BUSINESS SERVICES -- 0.70%
    239,000   Accenture, Ltd. -- Class
                A(a)(c)....................       4,299,610
    133,700   Paychex, Inc. ...............       3,730,230
                                             --------------
                                                  8,029,840
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 3.37%
  1,121,796   Dell Computer Corp.(c).......      29,996,825
    483,300   EMC Corp.(c).................       2,967,462
     74,000   International Business
                Machines Corp. ............       5,735,000
                                             --------------
                                                 38,699,287
                                             --------------
              COMPUTER SOFTWARE AND SERVICES -- 11.97%
    151,500   Automatic Data Processing,
                Inc. ......................       5,946,375
  2,322,150   Cisco Systems, Inc.(c).......      30,420,165
    235,572   Electronic Arts,
                Inc.(a)(c).................      11,724,419
     48,800   Intuit, Inc.(c)..............       2,289,696
  1,508,584   Microsoft Corp. .............      77,993,793

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES (CONTINUED)
    483,500   Oracle Corp.(c)..............  $    5,221,800
    235,000   VERITAS Software Corp.(c)....       3,670,700
                                             --------------
                                                137,266,948
                                             --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.52%
    116,048   Lennar Corp.(a)..............       5,988,077
                                             --------------
              CONSUMER GOODS AND SERVICES -- 9.70%
     73,900   Clorox Company...............       3,048,375
    374,705   Colgate-Palmolive Company....      19,645,783
    128,158   FedEx Corp.(a)...............       6,948,727
  1,760,495   General Electric Company.....      42,868,053
    134,500   Gillette Company.............       4,083,420
     70,200   Newell Rubbermaid, Inc. .....       2,129,166
    301,461   Procter & Gamble Company.....      25,907,558
    104,300   United Parcel Service,
                Inc. -- Class B............       6,579,244
                                             --------------
                                                111,210,326
                                             --------------
              FINANCIAL SERVICES -- 8.10%
    121,000   American Express Company.....       4,277,350
    431,562   Citigroup, Inc. .............      15,186,667
    458,282   Fannie Mae...................      29,481,281
    141,500   Franklin Resources, Inc. ....       4,822,320
     91,200   Freddie Mac..................       5,385,360
    204,478   J.P. Morgan Chase & Company..       4,907,472
    152,159   Lehman Brothers Holdings,
                Inc. ......................       8,108,553
     81,700   MBNA Corp. ..................       1,553,934
    184,234   SLM Corp. ...................      19,134,543
                                             --------------
                                                 92,857,480
                                             --------------
              FOOD AND BEVERAGE -- 6.80%
    483,549   Anheuser-Busch Companies,
                Inc. ......................      23,403,772
    282,200   Coca-Cola Company............      12,366,004
    284,200   Kraft Foods, Inc. -- Class
                A..........................      11,063,906
    550,884   PepsiCo, Inc. ...............      23,258,322
    110,000   Sara Lee Corp. ..............       2,476,100
    180,000   SYSCO Corp. .................       5,362,200
                                             --------------
                                                 77,930,304
                                             --------------
              INSURANCE -- 2.30%
    298,700   American International Group,
                Inc. ......................      17,279,795
    145,000   Marsh & McLennan Companies,
                Inc. ......................       6,700,450
     76,800   Prudential Financial,
                Inc. ......................       2,437,632
                                             --------------
                                                 26,417,877
                                             --------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              INTERNET SERVICES -- 0.54%
     84,600   Amazon.com, Inc.(a)(c).......  $    1,598,094
     67,600   eBay, Inc.(c)................       4,584,632
                                             --------------
                                                  6,182,726
                                             --------------
              LEISURE AND RECREATION -- 0.72%
    142,558   Four Seasons Hotels,
                Inc.(a)....................       4,027,263
    127,902   MGM MIRAGE, Inc.(a)(c).......       4,216,929
                                             --------------
                                                  8,244,192
                                             --------------
              MANUFACTURING -- 0.53%
     49,200   3M Company...................       6,066,360
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 4.44%
     50,800   Anthem, Inc.(c)..............       3,195,320
    223,922   HCA, Inc. ...................       9,292,763
    251,992   Quest Diagnostics,
                Inc.(a)(c).................      14,338,345
    251,428   UnitedHealth Group, Inc. ....      20,994,238
     43,500   WellPoint Health Networks,
                Inc.(c)....................       3,095,460
                                             --------------
                                                 50,916,126
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 5.24%
    157,500   Baxter International,
                Inc.(a)....................       4,410,000
     69,900   Boston Scientific Corp.(c)...       2,972,148
     64,200   Guidant Corp.(c).............       1,980,570
    680,784   Johnson & Johnson............      36,564,909
    311,454   Medtronic, Inc. .............      14,202,302
                                             --------------
                                                 60,129,929
                                             --------------
              OIL, COAL AND GAS -- 2.18%
    107,100   Anadarko Petroleum Corp. ....       5,130,090
    199,000   Baker Hughes, Inc. ..........       6,405,810
     69,500   BP PLC (ADR).................       2,825,175
     91,100   ENSCO International, Inc. ...       2,682,895
     64,800   EOG Resources, Inc.(a).......       2,586,816
     81,500   Noble Corp.(c)...............       2,864,725
     76,400   Smith International,
                Inc.(a)(c).................       2,492,168
                                             --------------
                                                 24,987,679
                                             --------------
              PHARMACEUTICALS -- 14.03%
    192,000   Abbott Laboratories..........       7,680,000
     52,000   AmerisourceBergen Corp. .....       2,824,120
    102,300   Bristol-Myers Squibb
                Company....................       2,368,245
    248,300   Cardinal Health, Inc.(a).....      14,696,877
     13,000   Forest Laboratories,
                Inc.(c)....................       1,276,860
    136,302   IDEC Pharmaceuticals
                Corp.(a)(c)................       4,521,137
     73,400   Mylan Laboratories, Inc. ....       2,561,660
  1,825,777   Pfizer, Inc. ................      55,814,003
    514,500   Pharmacia Corp. .............      21,506,100
    396,000   Schering-Plough Corp. .......       8,791,200

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
    286,700   Teva Pharmaceutical
                Industries, Ltd.
                (ADR)(a)...................  $   11,069,487
    742,300   Wyeth........................      27,762,020
                                             --------------
                                                160,871,709
                                             --------------
              RESEARCH AND DEVELOPMENT -- 3.23%
    622,075   Amgen, Inc.(c)...............      30,071,106
    112,500   Genentech, Inc.(c)...........       3,730,500
    117,500   MedImmune, Inc.(c)...........       3,192,475
                                             --------------
                                                 36,994,081
                                             --------------
              RETAIL -- 8.25%
     52,400   CVS Corp. ...................       1,308,428
    107,000   Costco Wholesale Corp.(c)....       3,002,420
    298,500   Home Depot, Inc. ............       7,152,060
     92,200   Kohl's Corp.(c)..............       5,158,590
    360,498   Lowe's Companies, Inc.(a)....      13,518,675
    547,497   Tiffany & Company............      13,090,653
    320,000   Walgreen Company.............       9,340,800
    831,602   Wal-Mart Stores, Inc. .......      42,004,217
                                             --------------
                                                 94,575,843
                                             --------------
              RETAIL: RESTAURANTS -- 0.45%
    255,500   Starbucks Corp.(c)...........       5,207,090
                                             --------------
              SEMICONDUCTORS -- 3.00%
     99,400   Analog Devices, Inc.(c)......       2,372,678
    148,300   Applied Materials, Inc.(c)...       1,932,349
  1,246,600   Intel Corp. .................      19,409,562
     30,600   KLA-Tencor Corp.(c)..........       1,082,322
    184,000   Maxim Integrated Products,
                Inc. ......................       6,079,360
     76,200   Texas Instruments, Inc. .....       1,143,762
    113,300   Xilinx, Inc.(c)..............       2,333,980
                                             --------------
                                                 34,354,013
                                             --------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 3.49%
     47,800   AT&T Corp. ..................       1,248,058
     64,300   EchoStar Communications
                Corp. -- Class A(a)(c).....       1,431,318
    579,972   Nextel Communications,
                Inc. -- Class A(c).........       6,698,677
    479,207   Nokia Oyj. (ADR)(a)..........       7,427,708
    443,646   QUALCOMM, Inc.(c)............      16,144,278
    389,000   Vodafone Group PLC
                (ADR)(a)...................       7,048,680
                                             --------------
                                                 39,998,719
                                             --------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              TOYS -- 0.23%
    140,700   Mattel, Inc. ................  $    2,694,405
                                             --------------
              TOTAL COMMON STOCK (Cost
                $1,319,131,914)............   1,109,615,022
                                             --------------
              PREFERRED STOCK -- 0.38%
              AUTOMOBILES
     10,528   Porsche AG(a) (Cost
                $4,105,120)................       4,374,607
                                             --------------
              REGULATED INVESTMENT COMPANY -- 0.34%
  3,895,149   Merrimac Cash Fund -- Money
                Market(b) (Cost
                $3,895,149)................       3,895,149
                                             --------------
 PRINCIPAL
 ---------
              COMMERCIAL PAPER -- 0.10%
$ 1,180,348   Morgan Stanley,
                1.39%, 05/07/03(b) (Cost
                $1,180,348)................       1,180,348
                                             --------------
              TIME DEPOSITS -- 2.28%
  1,180,348   American Express Centurion
                Bank,
                1.38%, 01/27/03(b).........       1,180,348
  4,974,222   Bank of Montreal,
                1.32%, 01/30/03(b).........       4,974,222
  1,180,348   Barclays PLC,
                1.32%, 02/14/03(b).........       1,180,348
  3,541,045   Bayerische HypoVereinsbank,
                1.71%, 01/10/03(b).........       3,541,045
  6,019,776   BNP Paribas,
                1.32%, 02/07/03(b).........       6,019,776
  2,950,870   Royal Bank of Scotland,
                1.33%, 01/15/03(b).........       2,950,870
  6,255,846   Royal Bank of Scotland,
                1.78%, 01/21/03(b).........       6,255,846
                                             --------------
              TOTAL TIME DEPOSITS (Cost
                $26,102,455)...............      26,102,455
                                             --------------
              SHORT TERM CORPORATE NOTES -- 3.97%
  1,180,348   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.25%(+), 11/04/03(b)......       1,180,348
  2,950,871   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.43%(+), 01/03/03(b)......       2,950,871
  3,541,045   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.41%(+), 02/03/03(b)......       3,541,045
  4,249,253   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.32%(+), 03/21/03(b)......       4,249,253

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$ 5,901,741   Honda Motor Co., Ltd.,
                Floating Rate,
                1.41%(+), 04/08/03(b)......  $    5,901,741
  7,672,263   Merrill Lynch & Company,
                Floating Rate,
                1.34%(+), 04/16/03(b)......       7,672,263
    590,174   Merrill Lynch & Company,
                Floating Rate,
                1.33%(+), 11/26/03(b)......         590,174
 14,754,352   Morgan Stanley, Floating
                Rate,
                1.36%(+), 03/25/03(b)......      14,754,352
  2,360,696   Morgan Stanley, Floating
                Rate,
                1.36%(+), 09/26/03(b)......       2,360,696
  2,360,696   National City Corp., Floating
                Rate,
                1.25%(+), 01/23/03(b)......       2,360,696
                                             --------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $45,561,439)...      45,561,439
                                             --------------
              TOTAL SECURITIES (Cost
                $1,399,976,425)............   1,190,729,020
                                             --------------
              REPURCHASE AGREEMENTS -- 3.28%
  1,180,348   With Morgan Stanley, dated
                12/31/02, 1.42%, due
                01/02/03, repurchase
                proceeds at maturity
                $1,180,441 (Collateralized
                by Callable Government
                Agency Backed Receipts,
                zero coupon, due 01/15/21,
                with a value of
                $1,203,972)(b).............       1,180,348
  5,152,987   With Investors Bank & Trust,
                dated 12/31/02, 1.00%, due
                01/02/03, repurchase
                proceeds at maturity
                $5,153,273 (Collateralized
                by Fannie Mae Adjustable
                Rate Mortgage, 5.047%, due
                06/01/24, with a value of
                $5,410,736)................       5,152,987
 10,725,179   With Investors Bank & Trust,
                dated 12/31/02, 1.00%, due
                01/02/03, repurchase
                proceeds at maturity
                $10,725,775 (Collateralized
                by Fannie Mae, 1.92%, due
                11/25/30, with a value of
                $11,262,763)...............      10,725,179

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS (CONTINUED)
$20,485,546   With Investors Bank & Trust,
                dated 12/31/02, 1.00%, due
                01/02/03, repurchase
                proceeds at maturity
                $20,486,685 (Collateralized
                by Fannie Mae, 4.396%, due
                09/01/32, with a value of
                $21,509,824)...............  $   20,485,546
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $37,544,060).........      37,544,060
                                             --------------
              Total Investments -- 107.10%
                (Cost $1,437,520,485)......   1,228,273,080
              Liabilities less other
                assets -- (7.10)%..........     (81,383,997)
                                             --------------
              NET ASSETS -- 100.00%........  $1,146,889,083
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2002 is $1,484,837,923.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $  20,539,281
    Gross unrealized depreciation.........   (277,104,124)
                                            -------------
    Net unrealized depreciation...........  $(256,564,843)
                                            =============

---------------

(a)    All or part of this security is on loan.

(b)    Collateral for securities on loan.

(c)    Non-income producing security.

(ADR) American Depository Receipt.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate. The rate shown was in effect at December 31, 2002.

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

  SHARES                                           VALUE
  ------                                        -----------
             COMMON STOCK -- 94.13%
             AUTOMOTIVE EQUIPMENT -- 1.97%
    19,200   Advance Auto Parts, Inc.(c)......  $   938,880
                                                -----------
             BANKS -- 10.05%
    43,356   Charter One Financial, Inc. .....    1,245,618
     8,700   M&T Bank Corp. ..................      690,345
    34,800   North Fork Bancorp., Inc. .......    1,174,152
    23,600   PNC Financial Services Group.....      988,840
    19,950   Washington Mutual, Inc. .........      688,873
                                                -----------
                                                  4,787,828
                                                -----------
             BROADCAST SERVICES/MEDIA -- 8.47%
    61,240   Cablevision Systems New York
               Group-Class A(a)(c)............    1,025,158
    31,400   Cox Communications, Inc. -- Class
               A(a)(c)........................      891,760
   217,600   Gemstar-TV Guide International,
               Inc.(c)........................      707,200
    11,600   McGraw-Hill Companies, Inc. .....      701,104
    11,800   Media General, Inc. .............      707,410
                                                -----------
                                                  4,032,632
                                                -----------
             BUSINESS SERVICES -- 5.87%
    21,100   Certegy, Inc.(c).................      518,005
    17,500   Dun & Bradstreet Corp.(c)........      603,575
    22,200   Manpower, Inc.(a)................      708,180
   106,200   Moore Corp., Ltd.(c).............      966,420
                                                -----------
                                                  2,796,180
                                                -----------
             CHEMICALS -- 3.61%
    23,600   Air Products & Chemicals,
               Inc. ..........................    1,008,900
    14,200   PPG Industries, Inc. ............      712,130
                                                -----------
                                                  1,721,030
                                                -----------
             COMMERCIAL SERVICES -- 10.35%
    68,000   ARAMARK Corp. -- Class B(c)......    1,598,000
    69,300   Accenture, Ltd.(a)(c)............    1,246,707
    86,100   Cendant Corp.(a)(c)..............      902,328
    52,800   Viad Corp. ......................    1,180,080
                                                -----------
                                                  4,927,115
                                                -----------
             COMPUTERS AND OFFICE EQUIPMENT -- 3.70%
    11,700   Avery Dennison Corp. ............      714,636
   146,600   IKON Office Solutions, Inc. .....    1,048,190
                                                -----------
                                                  1,762,826
                                                -----------
             COMPUTER AND SOFTWARE SERVICES -- 1.35%
    31,400   Computer Associates
               International, Inc. ...........      423,900
    79,400   SkillSoft PLC (ADR)(c)...........      218,350
                                                -----------
                                                    642,250
                                                -----------

  SHARES                                           VALUE
  ------                                        -----------
             COMMON STOCK (CONTINUED)
             CONSTRUCTION SERVICES AND SUPPLIES -- 1.50%
    73,300   Royal Group Technologies,
               Ltd.(c)........................  $   713,209
                                                -----------
             CONSUMER GOODS AND SERVICES -- 1.48%
    13,100   Avon Products, Inc. .............      705,697
                                                -----------
             DISTRIBUTOR -- 0.96%
    17,000   Tech Data Corp.(a)(c)............      458,320
                                                -----------
             ELECTRONICS -- 2.59%
    12,400   Amphenol Corp. -- Class A(c).....      471,200
    17,000   L-3 Communications Holdings,
               Inc.(a)(c).....................      763,470
                                                -----------
                                                  1,234,670
                                                -----------
             FINANCIAL SERVICES -- 2.00%
    28,100   Federated Investors,
               Inc. -- Class B................      712,897
     8,700   T. Rowe Price Group, Inc. .......      237,336
                                                -----------
                                                    950,233
                                                -----------
             FOOD AND BEVERAGE -- 2.03%
    41,500   Hormel Foods Corp. ..............      968,195
                                                -----------
             INSURANCE -- 7.38%
    27,500   Everest Re Group, Ltd. ..........    1,520,750
    16,000   MBIA, Inc. ......................      701,760
    45,100   Willis Group Holdings, Ltd.(c)...    1,293,017
                                                -----------
                                                  3,515,527
                                                -----------
             LEISURE AND RECREATION -- 0.50%
     3,100   International Game
               Technology(c)..................      235,352
                                                -----------
             MANUFACTURING -- 0.51%
     6,600   Cooper Industries, Ltd. -- Class
               A..............................      240,570
                                                -----------
             MEDICAL AND OTHER HEALTH SERVICES -- 2.32%
    15,500   Wellpoint Health Networks,
               Inc.(c)........................    1,102,980
                                                -----------
             MEDICAL EQUIPMENT AND SUPPLIES -- 5.09%
    20,600   C.R. Bard, Inc. .................    1,194,800
    12,400   Beckman Coulter, Inc. ...........      366,048
    11,600   Hillenbrand Industries, Inc. ....      560,396
     9,700   Invitrogen Corp.(c)..............      303,513
                                                -----------
                                                  2,424,757
                                                -----------
             OIL, COAL AND GAS -- 2.11%
     4,300   CONSOL Energy, Inc. .............       74,304
    29,900   EnCana Corp.(a)..................      929,890
                                                -----------
                                                  1,004,194
                                                -----------
             OIL AND GAS: PIPELINES -- 2.10%
    31,630   Kinder Morgan Management,
               LLC(c).........................      999,192
                                                -----------
             PAPER AND FOREST PRODUCTS -- 2.01%
    38,700   MeadWestvaco Corp. ..............      956,277
                                                -----------

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                           VALUE
  ------                                        -----------
             COMMON STOCK (CONTINUED)
             PUBLISHING -- 1.62%
    32,200   John Wiley & Sons, Inc. -- Class
               A..............................  $   773,122
                                                -----------
             REAL ESTATE INVESTMENT TRUST -- 2.77%
    47,100   iStar Financial, Inc. ...........    1,321,155
                                                -----------
             RETAIL -- 4.69%
    36,800   AutoNation, Inc.(c)..............      462,208
    61,600   Big Lots, Inc.(c)................      814,968
    39,000   Dollar Tree Stores, Inc.(c)......      958,230
                                                -----------
                                                  2,235,406
                                                -----------
             RETAIL: RESTAURANT -- 1.44%
    32,700   AFC Enterprises, Inc.(c).........      687,027
                                                -----------
             TRANSPORTATION -- 1.52%
    12,100   Union Pacific Corp. .............      724,427
                                                -----------
             UTILITIES: ELECTRIC -- 4.14%
    73,300   PG&E Corp.(c)....................    1,018,870
    27,500   PPL Corp. .......................      953,700
                                                -----------
                                                  1,972,570
                                                -----------
             TOTAL COMMON STOCK (Cost
               $46,343,630)...................   44,831,621
                                                -----------
             REGULATED INVESTMENT COMPANY -- 0.56%
   269,516   Merrimac Cash Fund -- Premium
               Class(b) (Cost $269,516).......      269,516
                                                -----------
PRINCIPAL
---------
             COMMERCIAL PAPER -- 0.17%
$   81,671   Morgan Stanley, Floating Rate,
               1.39%(+), 05/07/03(b)
               (Cost $81,671).................       81,671
                                                -----------
             TIME DEPOSITS -- 3.79%
    81,672   American Express Centurion Bank,
               1.38%, 01/27/03(b).............       81,672
   344,180   Bank of Montreal,
               1.32%, 01/30/03(b).............      344,180
    81,671   Barclays PLC,
               1.32%, 02/14/03(b).............       81,671
   245,015   Bayerische HypoVereinsbank,
               1.71%, 01/10/03(b).............      245,015
   416,525   BNP Paribas,
               1.32%, 02/07/03(b).............      416,525

PRINCIPAL                                          VALUE
---------                                       -----------
               TIME DEPOSITS (CONTINUED)
$  204,179   Royal Bank of Scotland,
               1.33%, 01/15/03(b).............  $   204,179
   432,859   Royal Bank of Scotland,
               1.78%, 01/21/03(b).............      432,859
                                                -----------
             TOTAL TIME DEPOSITS
               (Cost $1,806,101)..............    1,806,101
                                                -----------
             SHORT TERM CORPORATE NOTES -- 6.62%
    81,671   Canadian Imperial Bank of
               Commerce, Floating Rate,
               1.25%(+), 11/04/03(b)..........       81,671
   204,179   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.43%(+), 01/03/03(b)..........      204,179
   245,015   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.41%(+), 02/03/03(b)..........      245,015
   294,017   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.32%(+), 03/21/03(b)..........      294,017
   408,358   Honda Motor Company, Ltd.,
               Floating Rate,
               1.41%(+), 04/08/03(b)..........      408,358
   530,865   Merrill Lynch & Company,
               Floating Rate,
               1.34%(+), 04/16/03(b)..........      530,865
    40,836   Merrill Lynch & Company,
               Floating Rate,
               1.33%(+), 11/26/03(b)..........       40,836
 1,020,894   Morgan Stanley, Floating Rate,
               1.36%(+), 03/25/03(b)..........    1,020,894
   163,343   Morgan Stanley, Floating Rate,
               1.36%(+), 09/26/03(b)..........      163,343
   163,343   National City Corp., Floating
               Rate,
               1.25%(+), 01/23/03(b)..........      163,343
                                                -----------
             TOTAL SHORT TERM CORPORATE NOTES
               (Cost $3,152,521)..............    3,152,521
                                                -----------
             TOTAL SECURITIES
               (Cost $51,653,439).............   50,141,430
                                                -----------

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                               DECEMBER 31, 2002

PRINCIPAL                                          VALUE
---------                                       -----------
             REPURCHASE AGREEMENTS -- 9.13%
$   81,671   With Morgan Stanley, dated
               12/31/02, 1.42%, due 01/02/03,
               repurchase proceeds at maturity
               $81,677 (Collateralized by
               Callable Government Agency
               Backed Receipts, zero coupon,
               due 01/15/21, with a value of
               $83,306)(b)....................  $    81,671
 4,266,512   With Investors Bank & Trust,
               dated 12/31/02, 1.00%, due
               01/02/03, repurchase proceeds
               at maturity $4,266,750
               (Collateralized by Small
               Business Administration,
               5.125%, due 04/25/16, with a
               value of $4,479,838)...........    4,266,512
                                                -----------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $4,348,183)..............    4,348,183
                                                -----------
             Total Investments -- 114.40%
               (Cost $56,001,622).............   54,489,613
             Liabilities less other
               assets -- (14.40)%.............   (6,860,233)
                                                -----------
             NET ASSETS -- 100.00%............  $47,629,380
                                                ===========

The aggregate cost of securities for federal income tax purposes at December 31, 2002 is $56,741,195.

The following amount is based on cost for federal income tax purposes:


    Gross unrealized appreciation...........  $ 1,250,761
    Gross unrealized depreciation...........   (3,502,343)
                                              -----------
    Net unrealized depreciation.............  $(2,251,582)
                                              ===========

---------------

(a)    All or part of this security is on loan.

(b)    Collateral for securities on loan.

(c)    Non-income producing security.

(ADR) American Depository Receipt.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate. The rate shown was in effect at December 31, 2002.

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

 SHARES                                            VALUE
 ------                                         -----------
            COMMON STOCK -- 95.37%
            ADVERTISING -- 1.52%
   20,000   Lamar Advertising Company(c)......  $   673,000
                                                -----------
            AEROSPACE -- 1.62%
   11,500   Alliant Techsystems, Inc.(c)......      717,025
                                                -----------
            AGRICULTURAL PRODUCTS -- 1.65%
   38,000   Monsanto Company..................      731,500
                                                -----------
            BANKS -- 3.93%
   22,500   Charter One Financial, Inc. ......      646,425
   10,000   City National Corp. ..............      439,900
   15,000   TCF Financial Corp. ..............      655,350
                                                -----------
                                                  1,741,675
                                                -----------
            BROADCAST SERVICES/MEDIA -- 2.61%
   24,000   Cox Radio, Inc. -- Class A(c).....      547,440
   13,000   Entercom Communications
              Corp.(a)(c).....................      609,960
                                                -----------
                                                  1,157,400
                                                -----------
            BUSINESS SERVICES -- 3.63%
   30,000   ARAMARK Corp. -- Class B(c).......      705,000
   20,500   Fiserv, Inc.(c)...................      695,975
    6,500   Manpower, Inc.(a).................      207,350
                                                -----------
                                                  1,608,325
                                                -----------
            COMPUTER SOFTWARE AND SERVICES -- 12.18%
   16,500   Affiliated Computer Services,
              Inc. -- Class A(c)..............      868,725
   60,000   BEA Systems, Inc.(c)..............      688,200
   45,000   BISYS Group, Inc.(c)..............      715,500
    5,000   Electronic Arts, Inc.(c)..........      248,850
   21,500   Emulex Corp.(c)...................      398,825
   43,500   Foundry Networks, Inc.(c).........      306,240
    9,500   Intuit, Inc.(c)...................      445,740
   10,500   Mercury Interactive Corp.(a)(c)...      311,325
   25,000   PeopleSoft, Inc.(c)...............      457,500
   25,000   Perot Systems Corp. -- Class
              A(a)(c).........................      268,000
   15,500   SunGard Data Systems, Inc.(c).....      365,180
   24,000   THQ, Inc.(a)(c)...................      318,000
                                                -----------
                                                  5,392,085
                                                -----------
            EDUCATION -- 0.99%
   11,000   Career Education Corp.(c).........      440,000
                                                -----------
            ELECTRONICS -- 0.63%
   14,000   Molex, Inc. -- Class A............      278,460
                                                -----------
            FINANCIAL SERVICES -- 0.54%
    2,300   SLM Corp. ........................      238,878
                                                -----------

 SHARES                                            VALUE
 ------                                         -----------
            COMMON STOCK (CONTINUED)
            FOOD & BEVERAGE -- 4.27%
   40,000   Coca-Cola Enterprises, Inc. ......  $   868,800
   18,500   Dean Foods Company(c).............      686,350
    5,000   Hershey Foods Corp. ..............      337,200
                                                -----------
                                                  1,892,350
                                                -----------
            INSURANCE -- 3.46%
   13,500   Aetna, Inc. ......................      555,120
   34,000   Willis Group Holdings, Ltd.(c)....      974,780
                                                -----------
                                                  1,529,900
                                                -----------
            INTERNET SERVICES -- 1.01%
   11,000   Symantec Corp.(c).................      445,280
                                                -----------
            LEISURE AND RECREATION -- 3.37%
   50,000   Hilton Hotels Corp. ..............      635,500
   36,000   Starwood Hotel & Resorts World-
              wide, Inc. .....................      854,640
                                                -----------
                                                  1,490,140
                                                -----------
            MANUFACTURING -- 4.51%
    6,500   American Standard Companies,
              Inc.(c).........................      462,410
   14,500   Danaher Corp. ....................      952,650
   15,500   SPX Corp.(c)......................      580,475
                                                -----------
                                                  1,995,535
                                                -----------
            MEDICAL AND OTHER HEALTH SERVICES -- 8.48%
   14,500   Anthem, Inc.(c)...................      912,050
   29,000   Triad Hospitals, Inc.(c)..........      865,070
   22,500   Universal Health Services, Inc. --
              Class B(c)......................    1,014,750
   13,500   WellPoint Health Networks,
              Inc.(c).........................      960,660
                                                -----------
                                                  3,752,530
                                                -----------
            MEDICAL EQUIPMENT AND SUPPLIES -- 7.24%
   17,500   Boston Scientific Corp.(c)........      744,100
   15,000   Genzyme Corp.(a)(c)...............      443,550
   22,000   St. Jude Medical, Inc.(c).........      873,840
    5,000   Stryker Corp. ....................      335,600
    5,000   Varian Medical Systems, Inc.(c)...      248,000
   13,500   Zimmer Holdings, Inc.(c)..........      560,520
                                                -----------
                                                  3,205,610
                                                -----------
            OIL, COAL AND GAS -- 11.89%
   17,500   Anadarko Petroleum Corp. .........      838,250
   14,500   BJ Services Company(c)............      468,495
   21,000   EOG Resources, Inc.(a)............      838,320
   20,000   Nabors Industries, Inc.(c)........      705,400
   10,000   Noble Corp.(c)....................      351,500
   16,000   Patterson-UTI Energy, Inc.(c).....      482,720
   11,000   Smith International, Inc.(a)(c)...      358,820

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                               DECEMBER 31, 2002

 SHARES                                            VALUE
 ------                                         -----------
            COMMON STOCK (CONTINUED)
            OIL, COAL AND GAS (CONTINUED)
   17,000   Weatherford International,
              Inc.(c).........................  $   678,810
   22,000   XTO Energy, Inc. .................      543,400
                                                -----------
                                                  5,265,715
                                                -----------
            PHARMACEUTICALS -- 6.35%
   33,000   AdvancePCS(c).....................      732,930
   18,000   AmerisourceBergen Corp. ..........      977,580
   10,500   IDEC Pharmaceuticals Corp.(a)(c)..      348,285
   10,000   King Pharmaceuticals, Inc.(c).....      171,900
   15,000   Teva Pharmaceutical Industries,
              Ltd. (ADR)......................      579,150
                                                -----------
                                                  2,809,845
                                                -----------
            RESEARCH AND DEVELOPMENT -- 1.47%
    9,500   Gilead Sciences, Inc.(c)..........      323,000
   12,000   MedImmune, Inc.(c)................      326,040
                                                -----------
                                                    649,040
                                                -----------
            RETAIL -- 5.63%
   15,000   Coach, Inc.(c)....................      493,800
   27,500   Dollar Tree Stores, Inc.(a)(c)....      675,675
   28,500   Linens 'n Things, Inc.(c).........      644,100
   18,000   TJX Companies, Inc. ..............      351,360
   12,000   Williams-Sonoma, Inc.(c)..........      325,800
                                                -----------
                                                  2,490,735
                                                -----------
            RETAIL: RESTAURANTS -- 2.07%
   18,000   Outback Steakhouse, Inc. .........      619,920
   14,500   Starbucks Corp.(c)................      295,510
                                                -----------
                                                    915,430
                                                -----------
            SEMICONDUCTORS -- 2.38%
   10,000   Integrated Circuit Systems,
              Inc.(c).........................      182,500
   17,500   Intersil Corp. -- Class A(c)......      243,950
   16,000   Microchip Technology, Inc. .......      391,200
   11,500   Xilinx, Inc.(c)...................      236,900
                                                -----------
                                                  1,054,550
                                                -----------
            TELECOMMUNICATIONS EQUIPMENT AND
              SERVICES -- 1.12%
   25,000   UTStarcom, Inc.(c)................      495,750
                                                -----------
            TOYS -- 2.05%
   47,500   Mattel, Inc. .....................      909,625
                                                -----------
            TRANSPORTATION -- 0.77%
   17,000   Swift Transportation Company,
              Inc.(c).........................      340,306
                                                -----------
            TOTAL COMMON STOCK (Cost
              $42,034,359)....................   42,220,689
                                                -----------

 SHARES                                            VALUE
 ------                                         -----------
            COMMON STOCK (CONTINUED)
            REGULATED INVESTMENT COMPANY -- 0.41%
  182,261   Merrimac Cash Fund -- Premium
              Class(b) (Cost $182,261)........  $   182,261
                                                -----------
PRINCIPAL                                          VALUE
---------                                       -----------
            COMMERCIAL PAPER -- 0.12%
$  55,231   Morgan Stanley, Floating Rate,
              1.39%(+), 05/07/03(b) (Cost
              $55,231)........................       55,231
                                                -----------
            TIME DEPOSITS -- 2.76%
   55,231   American Express Centurion Bank,
              1.38%, 01/27/03(b)..............       55,231
  232,752   Bank of Montreal,
              1.32%, 01/30/03(b)..............      232,752
   55,231   Barclays PLC,
              1.32%, 02/14/03(b)..............       55,231
  165,691   Bayerische HypoVereinsbank,
              1.71%, 01/10/03(b)..............      165,691
  281,676   BNP Paribas,
              1.32%, 02/07/03(b)..............      281,676
  138,076   Royal Bank of Scotland,
              1.33%, 01/15/03(b)..............      138,076
  292,722   Royal Bank of Scotland,
              1.78%, 01/21/03(b)..............      292,722
                                                -----------
            TOTAL TIME DEPOSITS (Cost
              $1,221,379).....................    1,221,379
                                                -----------
            SHORT TERM CORPORATE NOTES -- 4.82%
   55,230   Canadian Imperial Bank of
              Commerce, Floating Rate,
              1.25%(+), 11/04/03(b)...........       55,230
  138,076   Goldman Sachs Group, Inc.,
              Floating Rate,
              1.43%(+), 01/03/03(b)...........      138,076
  165,691   Goldman Sachs Group, Inc.,
              Floating Rate,
              1.41%(+), 02/03/03(b)...........      165,691
  198,830   Goldman Sachs Group, Inc.,
              Floating Rate,
              1.32%(+), 03/21/03(b)...........      198,830
  276,152   Honda Motor Company, Ltd.,
              Floating Rate,
              1.41%(+), 04/08/03(b)...........      276,152
  358,998   Merrill Lynch & Company, Floating
              Rate,
              1.34%(+), 04/16/03(b)...........      358,998
   27,615   Merrill Lynch & Company, Floating
              Rate,
              1.33%(+), 11/26/03(b)...........       27,615
  690,381   Morgan Stanley, Floating Rate,
              1.36%(+), 03/25/03(b)...........      690,381
  110,461   Morgan Stanley, Floating Rate,
              1.36%(+), 09/26/03(b)...........      110,461

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                               DECEMBER 31, 2002

PRINCIPAL                                          VALUE
---------                                       -----------
            SHORT TERM CORPORATE NOTES (CONTINUED)
  110,461   National City Corp., Floating
              Rate,
              1.25%(+), 01/23/03(b)...........  $   110,461
                                                -----------
            TOTAL SHORT TERM CORPORATE NOTES
              (Cost $2,131,895)...............    2,131,895
                                                -----------
            TOTAL SECURITIES
              (Cost $45,625,125)..............   45,811,455
                                                -----------
            REPURCHASE AGREEMENTS -- 4.88%
   55,231   With Morgan Stanley, dated
              12/31/02,
              1.42%, due 01/02/03, repurchase
              proceeds at maturity $55,235
              (Collateralized by Callable
              Government Agency Backed
              Receipts, zero coupon, due
              01/15/21, with a value of
              $56,336)(b).....................       55,231
2,104,471   With Investors Bank & Trust, dated
              12/31/02, 1.00%, due 01/02/03,
              repurchase proceeds at maturity
              $2,104,588 (Collateralized by
              Fannie Mae, 7.506%, due
              08/01/30, with a value of
              $2,209,695).....................    2,104,471
                                                -----------
            TOTAL REPURCHASE AGREEMENTS (Cost
              $2,159,702).....................    2,159,702
                                                -----------
            Total Investments -- 108.36% (Cost
              $47,784,827)....................   47,971,157
            Liabilities less other assets --
              (8.36)%.........................   (3,700,400)
                                                -----------
            NET ASSETS -- 100.00%.............  $44,270,757
                                                ===========

The aggregate cost of securities for federal income tax purposes at December 31, 2002 is $49,288,571.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $ 2,398,036
    Gross unrealized depreciation...........   (3,715,450)
                                              -----------
    Net unrealized depreciation.............  $(1,317,414)
                                              ===========

---------------

(a)    All or part of this security is on loan.

(b)    Collateral for securities on loan.

(c)    Non-income producing security.

(ADR) American Depository Receipt.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate. The rate shown was in effect at December 31, 2002.

                       See notes to financial statements.

                           SMALL-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

 SHARES                                           VALUE
 ------                                        -----------
            COMMON STOCK -- 97.29%
            AGRICULTURE -- 3.30%
  28,950    Delta and Pine Land Company......  $   590,870
                                               -----------
            APPAREL: MANUFACTURING -- 1.72%
   8,050    Kellwood Company.................      209,300
  18,850    Unifi, Inc.(a)...................       98,962
                                               -----------
                                                   308,262
                                               -----------
            BANKS -- 7.37%
  13,675    Bank of Hawaii Corp. ............      415,583
  19,950    Commercial Federal Corp. ........      465,833
   8,350    First Financial Bancorp..........      136,865
  16,525    Silicon Valley Bancshares(a).....      301,581
                                               -----------
                                                 1,319,862
                                               -----------
            BUSINESS SERVICES -- 2.78%
  35,700    CSG Systems International,
              Inc.(a)........................      487,305
   1,450    National Service Industries,
              Inc. ..........................       10,411
                                               -----------
                                                   497,716
                                               -----------
            CHEMICALS -- 6.04%
  26,050    Cytec Industries, Inc.(a)........      710,644
  39,125    Millennium Chemicals, Inc. ......      372,470
                                               -----------
                                                 1,083,114
                                               -----------
            COMPUTER SOFTWARE AND SERVICES -- 7.25%
   3,900    Advent Software, Inc.(a).........       53,157
   6,375    Concerto Software, Inc.(a).......       43,031
  55,325    Dendrite International,
              Inc.(a)........................      413,278
   7,100    Progress Software Corp.(a).......       91,945
  32,450    Wallace Computer Services,
              Inc. ..........................      698,000
                                               -----------
                                                 1,299,411
                                               -----------
            CONSTRUCTION SERVICES AND SUPPLIES -- 1.77%
  13,050    Texas Industries, Inc. ..........      317,115
                                               -----------
            CONSUMER GOODS AND SERVICES -- 3.85%
  43,725    American Greetings Corp. -- Class
              A(a)...........................      690,855
                                               -----------
            DIVERSIFIED SERVICES -- 2.90%
  28,125    Pittston Brink's Group...........      519,750
                                               -----------
            FINANCIAL SERVICES -- 5.44%
  46,575    Phoenix Companies, Inc. .........      353,970
  31,575    Waddell & Reed Financial, Inc. --
              Class A........................      621,080
                                               -----------
                                                   975,050
                                               -----------
            INSURANCE -- 0.61%
   5,100    Stewart Information Services
              Corp.(a).......................      109,089
                                               -----------

 SHARES                                           VALUE
 ------                                        -----------
            COMMON STOCK (CONTINUED)
            INTERNET SERVICES -- 2.46%
  60,400    EarthLink, Inc.(a)...............  $   329,180
   5,725    ProQuest Company(a)..............      112,210
                                               -----------
                                                   441,390
                                               -----------
            LEISURE AND RECREATION -- 6.74%
  23,275    Gaylord Entertainment
              Company(a).....................      479,465
  28,250    Speedway Motorsports, Inc. ......      728,285
                                               -----------
                                                 1,207,750
                                               -----------
            MACHINERY -- 1.33%
  31,725    JLG Industries, Inc. ............      238,889
                                               -----------
            MANUFACTURING -- 14.39%
  41,800    Acuity Brands, Inc. .............      565,972
  16,650    Blyth, Inc. .....................      445,554
  17,200    Brady Corp. -- Class A...........      573,620
  21,375    Crane Company....................      426,004
  14,450    Paxar Corp.(a)...................      213,137
   4,775    SPS Technologies, Inc.(a)........      113,406
  16,050    Tredegar Corp. ..................      240,750
                                               -----------
                                                 2,578,443
                                               -----------
            MEDICAL EQUIPMENT AND SUPPLIES -- 6.56%
   9,750    Edwards Lifesciences Corp.(a)....      248,333
  28,625    Haemonetics Corp.(a).............      614,293
  32,650    VISX, Inc.(a)....................      312,787
                                               -----------
                                                 1,175,413
                                               -----------
            OIL, COAL AND GAS -- 1.33%
   8,600    Forest Oil Corp.(a)..............      237,790
                                               -----------
            PAPER AND FOREST PRODUCTS -- 3.21%
  12,725    Rayonier, Inc. ..................      575,806
                                               -----------
            PRINTING -- 1.49%
  22,300    Bowne & Company, Inc. ...........      266,485
                                               -----------
            PUBLISHING -- 3.00%
  52,850    Hollinger International, Inc. --
              Class A........................      536,956
                                               -----------
            REAL ESTATE DEVELOPMENT AND SERVICES -- 0.32%
   2,525    Avatar Holdings, Inc.(a).........       58,075
                                               -----------
            RETAIL -- 3.79%
  34,775    Footstar, Inc.(a)................      242,034
  13,700    Zale Corp.(a)....................      437,030
                                               -----------
                                                   679,064
                                               -----------
            SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.84%
   5,075    Dionex Corp.(a)..................      150,778
                                               -----------
            SEMICONDUCTORS -- 1.84%
  58,700    Axcelis Technologies, Inc.(a)....      329,248
                                               -----------

                       See notes to financial statements.

                           SMALL-CAP VALUE PORTFOLIO

                               DECEMBER 31, 2002

 SHARES                                           VALUE
 ------                                        -----------
            COMMON STOCK (CONTINUED)
            SPORTING GOODS EQUIPMENT -- 2.57%
  34,775    Callaway Golf Company............  $   460,769
                                               -----------
            TELECOMMUNICATIONS EQUIPMENT AND
              SERVICES -- 4.39%
  22,525    Andrew Corp.(a)..................      231,557
  21,825    Belden, Inc. ....................      332,177
  28,225    CommScope, Inc.(a)...............      222,977
                                               -----------
                                                   786,711
                                               -----------
            TOTAL COMMON STOCK (Cost
              $18,242,762)...................   17,434,661
                                               -----------
PRINCIPAL
---------
            REPURCHASE AGREEMENT -- 3.11%
$558,078    With Investors Bank & Trust,
              dated 12/31/02, 1.00%, due
              01/02/03, repurchase proceeds
              at maturity $558,109
              (Collateralized by Fannie Mae
              Adjustable Rate Mortgage,
              6.391%, due 09/01/29, with a
              value of $586,405) (Cost
              $558,078)......................      558,078
                                               -----------
            Total Investments -- 100.40%
              (Cost $18,800,840).............   17,992,739
            Liabilities less other assets --
              (0.40)%........................      (72,513)
                                               -----------
            NET ASSETS -- 100.00%............  $17,920,226
                                               ===========

The aggregate cost of securities for federal income tax purposes at December 31, 2002 is $19,475,397.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $   592,647
    Gross unrealized depreciation...........   (2,075,305)
                                              -----------
    Net unrealized depreciation.............  $(1,482,658)
                                              ===========

---------------

(a) Non-income producing security.

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 97.78%
              AEROSPACE AND DEFENSE -- 0.67%
    219,900   AAR Corp. ...................  $    1,132,485
     46,300   Curtiss-Wright Corp. -- Class
                B..........................       2,884,490
     18,100   Ducommun, Inc.(c)............         286,885
    130,000   Herley Industries, Inc.(c)...       2,263,040
      6,200   Moog, Inc. -- Class A(c).....         192,448
                                             --------------
                                                  6,759,348
                                             --------------
              AGRICULTURE -- 0.06%
    176,200   Stake Technology, Ltd.(c)....         555,030
                                             --------------
              AGRICULTURAL EQUIPMENT -- 0.44%
    198,800   AGCO Corp.(c)................       4,393,480
                                             --------------
              AIRLINES -- 0.28%
     21,200   Alaska Air Group, Inc.(c)....         458,980
     88,000   Atlantic Coast Airlines
                Holdings, Inc.(c)..........       1,058,640
     68,800   ExpressJet Holdings,
                Inc.(c)....................         705,200
     98,500   Mesa Air Group, Inc.(c)......         400,895
     31,200   Midwest Express Holdings,
                Inc.(c)....................         166,920
                                             --------------
                                                  2,790,635
                                             --------------
              APPAREL: MANUFACTURING -- 0.56%
    373,300   Ashworth, Inc.(c)............       2,389,120
     63,100   Kellwood Company.............       1,640,600
     16,200   K-Swiss, Inc. -- Class A.....         351,702
     45,700   Phillips-Van Heusen Corp. ...         528,292
     44,700   Russell Corp. ...............         748,278
                                             --------------
                                                  5,657,992
                                             --------------
              APPAREL: RETAIL -- 1.28%
    239,300   Claire's Stores, Inc. .......       5,281,351
     78,800   Footstar, Inc.(a)(c).........         548,448
    197,500   J. Jill Group, Inc.(a)(c)....       2,761,050
     14,000   Mothers Work, Inc.(a)(c).....         493,220
     45,300   Payless ShoeSource,
                Inc.(c)....................       2,331,591
     22,100   Shoe Carnival, Inc.(c).......         309,643
     10,700   Stage Stores, Inc.(c)........         225,128
    188,100   Wilsons The Leather Experts,
                Inc.(c)....................         940,500
                                             --------------
                                                 12,890,931
                                             --------------
              AUTOMOTIVE EQUIPMENT -- 0.78%
     41,500   Dura Automotive Systems,
                Inc.(c)....................         416,660
     12,600   Keystone Automotive
                Industries, Inc.(c)........         189,252
    257,200   O'Reilly Automotive,
                Inc.(c)....................       6,504,588
     26,700   Spartan Motors, Inc. ........         303,846

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              AUTOMOTIVE EQUIPMENT (CONTINUED)
    113,200   Tenneco Automotive,
                Inc.(c)....................  $      457,328
                                             --------------
                                                  7,871,674
                                             --------------
              BANKS -- 7.15%
     19,800   AMCORE Financial, Inc. ......         429,660
     25,900   BancorpSouth, Inc. ..........         502,978
     18,200   BankAtlantic Bancorp, Inc. --
                Class A....................         171,990
    160,000   Bank of Bermuda, Ltd. .......       5,104,000
      6,900   Bank of the Ozarks, Inc. ....         161,736
    158,676   Banner Corp. ................       2,974,223
      4,200   Bay State Bancorp, Inc. .....         109,200
     12,600   Cathay Bancorp, Inc. ........         478,674
     16,100   City Holding Company.........         454,986
    111,800   Commercial Federal Corp. ....       2,610,530
     55,300   Community First Bankshares,
                Inc. ......................       1,463,238
     11,500   Connecticut Bankshares,
                Inc. ......................         442,175
      9,700   Corus Bankshares, Inc. ......         423,502
     13,600   CPB, Inc. ...................         373,320
     12,800   Dime Community Bancshares....         245,120
     52,200   East West Bancorp, Inc. .....       1,883,376
     51,700   First BanCorp. ..............       1,168,420
     29,700   First Commonwealth Financial
                Corp. .....................         341,550
      7,400   First Essex Bancorp, Inc. ...         247,160
     34,200   FirstFed Financial
                Corp.(c)...................         990,090
     19,800   First Midwest Bancorp.,
                Inc. ......................         528,858
     47,600   Flagstar Bancorp, Inc. ......       1,028,160
     12,300   Flushing Financial Corp. ....         201,449
     94,500   F.N.B. Corp. ................       2,600,640
    459,211   Hudson United Bancorp........      14,281,462
      6,800   IBERIABANK Corp. ............         273,088
    119,770   Investors Financial Services
                Corp. .....................       3,280,500
     44,700   Irwin Financial Corp. .......         737,550
      4,900   ITLA Capital Corp.(c)........         162,827
     25,200   Local Financial Corp.(c).....         369,180
      5,000   MB Financial, Inc. ..........         173,950
     12,600   OceanFirst Financial
                Corp. .....................         282,870
     14,900   Oriental Financial Group,
                Inc. ......................         366,242
     33,100   Pacific Capital Bancorp......         842,395
    325,000   People's Bank................       8,190,000
     13,300   Prosperity Bancshares,
                Inc. ......................         252,700
     29,300   Provident Bankshares
                Corp. .....................         677,152
    105,600   R&G Financial Corp. -- Class
                B..........................       2,455,200
    132,500   Sky Financial Group, Inc. ...       2,638,075
     68,500   Staten Island Bancorp,
                Inc. ......................       1,379,590
      6,960   Sterling Bancorp.............         183,187

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              BANKS (CONTINUED)
     39,700   Susquehanna Bancshares,
                Inc. ......................  $      827,388
     18,900   Trustmark Corp. .............         449,820
    160,030   UCBH Holdings, Inc.(a).......       6,793,274
     13,900   UMB Financial Corp. .........         531,828
      7,000   Washington Federal, Inc. ....         173,950
     33,100   Westamerica Bancorp..........       1,329,958
     11,400   WSFS Financial Corp. ........         375,858
                                             --------------
                                                 71,963,079
                                             --------------
              BROADCAST SERVICES/MEDIA -- 2.95%
    439,400   Cox Radio, Inc. -- Class
                A(c).......................      10,022,714
    738,500   Emmis Communications
                Corp. -- Class A(a)(c).....      15,382,955
    400,900   Regent Communications,
                Inc.(c)....................       2,369,319
     70,800   Sinclair Broadcast Group,
                Inc. -- Class A(a)(c)......         823,404
     70,300   Spanish Broadcasting System,
                Inc. -- Class A(c).........         506,160
     27,200   World Wrestling
                Entertainment,
                Inc. -- Class A(c).........         218,960
     29,200   Young Broadcasting, Inc. --
                Class A(c).................         384,564
                                             --------------
                                                 29,708,076
                                             --------------
              BUSINESS SERVICES AND SUPPLIES -- 2.14%
    433,800   American Management Systems,
                Inc.(c)....................       5,201,262
     18,800   Angelica Corp. ..............         388,220
     33,400   CDI Corp.(c).................         901,132
     45,800   Corporate Executive Board
                Company(a)(c)..............       1,461,936
     70,600   Gartner, Inc. -- Class
                B(c).......................         667,170
    213,700   GTECH Holdings Corp.(c)......       5,953,682
     42,000   Hypercom Corp.(c)............         156,660
     85,800   Labor Ready, Inc.(a)(c)......         550,836
    176,600   MAXIMUS, Inc.(a)(c)..........       4,609,260
     19,000   MemberWorks, Inc.(a)(c)......         341,620
     59,800   Right Management Consultants,
                Inc.(a)(c).................         792,350
     11,300   The Advisory Board
                Company(c).................         337,870
      9,000   UniFirst Corp. ..............         181,800
                                             --------------
                                                 21,543,798
                                             --------------
              CHEMICALS -- 0.98%
     45,600   Airgas, Inc.(c)..............         786,600
     76,260   Albemarle Corp. .............       2,169,597
     39,000   Arch Chemicals, Inc. ........         711,750
      7,700   Cabot Microelectronics
                Corp.(c)...................         363,440

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              CHEMICALS (CONTINUED)
     15,400   Cytec Industries, Inc.(c)....  $      420,112
    180,500   Ferro Corp. .................       4,409,615
     14,300   Octel Corp. .................         225,940
     36,900   OMNOVA Solutions, Inc.(c)....         148,707
    182,100   Solutia, Inc. ...............         661,023
                                             --------------
                                                  9,896,784
                                             --------------
              COLLECTIBLES -- 0.11%
     34,000   Department 56, Inc.(c).......         438,600
     48,900   Racing Champions Ertl
                Corp.(c)...................         667,485
                                             --------------
                                                  1,106,085
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 1.65%
     78,400   Black Box Corp.(a)...........       3,512,320
     18,100   Computer Network Technology
                Corp.(c)...................         128,510
     21,700   Drexler Technology
                Corp.(a)(c)................         273,420
    147,400   IKON Office Solutions,
                Inc. ......................       1,053,910
     34,200   InFocus Corp.(c).............         210,672
     43,400   Iomega Corp.(c)..............         340,690
    336,600   Maxtor Corp.(c)..............       1,703,196
     21,900   Mercury Computer Systems,
                Inc.(c)....................         668,388
    396,700   NetScout Systems, Inc.(c)....       1,725,645
     15,900   Overland Storage, Inc.(c)....         231,838
     29,400   Palm, Inc.(a)(c).............         461,580
     22,000   Radiant Systems, Inc.(c).....         211,860
     17,600   RadiSys Corp.(c).............         140,448
    272,130   SanDisk Corp.(a)(c)..........       5,524,239
     27,900   Virage Logic Corp.(c)........         279,837
     25,800   Western Digital Corp.(c).....         164,862
                                             --------------
                                                 16,631,415
                                             --------------
              COMPUTER SOFTWARE AND SERVICES -- 5.89%
    188,000   ActivCard S.A.(ADR)(a)(c)....       1,607,400
    224,500   ANSYS, Inc.(c)...............       4,534,900
    234,500   Autodesk, Inc. ..............       3,353,350
     79,300   Business Objects
                S.A.(ADR)(c)...............       1,189,500
     75,900   CACI International, Inc. --
                Class A(c).................       2,705,076
     12,000   Catapult Communications
                Corp.(c)...................         143,400
    263,300   Checkpoint Systems,
                Inc.(a)(c).................       2,722,522
     12,800   Citrix Systems, Inc.(c)......         157,696
     19,500   Cognizant Technology
                Solutions Corp.(a)(c)......       1,408,485
     41,800   CompuCom Systems, Inc.(c)....         234,498

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES (CONTINUED)
     16,400   Concord Communications,
                Inc.(c)....................  $      147,436
    369,400   Concur Technologies,
                Inc.(c)....................       1,185,774
     50,000   Dendrite International,
                Inc.(c)....................         373,500
     34,700   DocuCorp International,
                Inc.(c)....................         229,749
     40,600   Documentum, Inc.(a)(c).......         635,796
    340,000   Embarcadero Technologies,
                Inc.(a)(c).................       2,029,800
     18,600   EPIQ Systems, Inc.(c)........         284,022
    206,350   Fidelity National Information
                Solutions, Inc.(a)(c)......       3,559,537
     44,700   Foundry Networks, Inc.(c)....         314,688
     54,400   Hyperion Solutions
                Corp.(c)...................       1,396,448
     50,900   Inter-Tel, Inc. .............       1,064,319
     19,700   ManTech International
                Corp. -- Class A(c)........         375,679
     65,900   McDATA Corp. -- Class A(c)...         467,890
    171,900   MRO Software, Inc.(c)........       2,087,725
     18,500   MTS Systems Corp. ...........         185,370
    269,070   NetScreen Technologies,
                Inc.(a)(c).................       4,531,139
    265,000   OPNET Technologies,
                Inc.(a)(c).................       2,141,465
    788,700   Parametric Technology
                Corp.(c)...................       1,987,524
    142,685   PEC Solutions, Inc.(a)(c)....       4,266,281
     62,700   Pinnacle Systems, Inc.(c)....         853,347
    205,200   Precise Software Solutions,
                Ltd.(a)(c).................       3,387,852
    152,100   Quest Software, Inc.(c)......       1,568,151
     30,400   Rainbow Technologies,
                Inc.(c)....................         217,968
     73,100   Red Hat, Inc.(c).............         432,021
     10,500   Renaissance Learning,
                Inc.(a)(c).................         198,450
     23,800   Roxio, Inc.(c)...............         113,526
    394,700   S1 Corp.(c)..................       1,760,362
      8,400   SERENA Software, Inc.(c).....         132,636
     17,900   SS&C Technologies, Inc.(c)...         190,653
     44,700   Sykes Enterprises, Inc.(c)...         146,616
    100,000   Synopsys, Inc.(a)(c).........       4,615,000
     51,400   Transaction Systems
                Architects, Inc. -- Class
                A(c).......................         334,100
                                             --------------
                                                 59,271,651
                                             --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 2.27%
     11,800   Centex Construction Products,
                Inc. ......................         414,770
     62,400   Florida Rock Industries,
                Inc. ......................       2,374,320

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              CONSTRUCTION SERVICES AND SUPPLIES
                (CONTINUED)
      8,400   Genlyte Group, Inc.(c).......  $      261,744
    229,000   Granite Construction,
                Inc. ......................       3,549,500
     41,300   Integrated Electrical
                Services, Inc.(c)..........         159,005
     73,400   Lennox International,
                Inc. ......................         921,170
     13,500   LSI Industries, Inc. ........         186,975
     57,100   Meritage Corp.(c)............       1,921,415
     28,800   M/I Schottenstein Homes,
                Inc. ......................         800,640
      7,600   Ryland Group, Inc. ..........         253,460
    136,400   Simpson Manufacturing
                Company, Inc.(c)...........       4,487,560
     34,900   Trex Company, Inc.(a)(c).....       1,231,970
     21,400   Universal Forest Products,
                Inc. ......................         456,269
     73,000   USG Corp.(a)(c)..............         616,850
     58,700   Walter Industries, Inc. .....         635,721
     19,200   Watsco, Inc. ................         314,496
    288,900   WCI Communities, Inc.(c).....       2,946,780
     52,200   York International Corp. ....       1,334,754
                                             --------------
                                                 22,867,399
                                             --------------
              CONSUMER GOODS AND SERVICES -- 1.22%
     45,600   Applica, Inc.(c).............         228,000
     38,000   Chattem, Inc.(c).............         780,900
    172,700   Coinstar, Inc.(c)............       3,911,655
     48,500   DIMON, Inc. .................         291,000
     28,500   Jarden Corp.(c)..............         680,295
    104,900   NBTY, Inc.(c)................       1,844,142
     31,700   Nu Skin Enterprises, Inc. --
                Class A....................         379,449
     11,300   Playtex Products, Inc.(c)....         111,644
     64,500   Regis Corp. .................       1,676,355
     37,500   Toro Company.................       2,396,250
                                             --------------
                                                 12,299,690
                                             --------------
              DISTRIBUTION -- 1.85%
     38,400   Aviall, Inc.(c)..............         309,120
     61,800   Handleman Company(c).........         710,700
    133,100   Hughes Supply, Inc. .........       3,636,292
    270,400   NuCo2, Inc.(a)(c)............       2,176,720
     11,000   ScanSource, Inc.(a)(c).......         542,300
     16,100   Standard Commercial Corp. ...         291,410
    193,300   United Stationers, Inc.(c)...       5,567,233
    146,100   Universal Corp. .............       5,399,856
                                             --------------
                                                 18,633,631
                                             --------------
              DIVERSIFIED SERVICES -- 0.41%
    223,200   Pittston Brink's Group.......       4,124,736
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              EDUCATION -- 1.60%
     87,700   Bright Horizons Family
                Solutions, Inc.(c).........  $    2,466,124
    543,530   ITT Educational Services,
                Inc.(c)....................      12,800,131
     51,700   Sylvan Learning Systems,
                Inc.(c)....................         847,880
                                             --------------
                                                 16,114,135
                                             --------------
              ELECTRONICS -- 3.15%
     32,900   Artesyn Technologies,
                Inc.(c)....................         126,336
    233,940   Benchmark Electronics,
                Inc.(a)(c).................       6,704,720
    438,200   California Micro Devices
                Corp.(c)...................       1,993,810
    130,800   Cubic Corp. .................       2,410,644
    140,200   DSP Group, Inc.(c)...........       2,217,964
     90,900   Electro Scientific
                Industries, Inc.(c)........       1,818,000
      9,500   Excel Technology, Inc.(c)....         169,955
     31,900   Insignia Systems,
                Inc.(a)(c).................         333,993
      7,400   InVision Technologies,
                Inc.(c)....................         195,064
     28,500   Manufacturers' Services,
                Ltd.(c)....................         157,890
     19,200   Merix Corp.(c)...............         161,280
     56,700   Methode Electronics, Inc. --
                Class A....................         621,999
    210,000   Rogers Corp.(c)..............       4,672,500
     27,100   Stoneridge, Inc.(c)..........         322,490
    114,800   Technitrol, Inc. ............       1,852,872
    471,000   Thomas & Betts Corp.(c)......       7,959,900
                                             --------------
                                                 31,719,417
                                             --------------
              EQUIPMENT RENTAL AND LEASING -- 0.25%
    106,800   Aaron Rents, Inc. ...........       2,336,784
     21,900   DVI, Inc.(c).................         165,345
                                             --------------
                                                  2,502,129
                                             --------------
              FINANCIAL SERVICES -- 1.06%
    123,400   American Capital Strategies,
                Ltd.(a)....................       2,664,206
    110,000   Financial Federal
                Corp.(a)(c)................       2,764,300
     41,300   IndyMac Bancorp, Inc.(c).....         763,637
    114,800   Investment Technology Group,
                Inc.(c)....................       2,566,928
     52,300   LendingTree, Inc.(a)(c)......         673,624
     40,600   New Century Financial
                Corp.(a)...................       1,030,834
     18,300   Saxon Capital, Inc.(c).......         228,933
                                             --------------
                                                 10,692,462
                                             --------------
              FOOD AND BEVERAGE -- 1.46%
    193,720   Boston Beer Company, Inc. --
                Class A(c).................       2,770,196

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
     62,200   Chiquita Brands
                International, Inc.(c).....  $      824,772
    209,440   Cott Corp.(a)(c).............       3,732,221
     12,300   Interstate Bakeries Corp. ...         187,575
    136,050   Monterey Pasta Company(c)....         510,187
     22,200   Nash-Finch Company...........         171,606
     19,400   Pilgrim's Pride
                Corp. -- Class B...........         159,080
     76,300   Ralcorp Holdings, Inc.(c)....       1,918,182
     84,887   Riviana Foods, Inc. .........       2,293,732
     94,700   Sensient Technologies
                Corp.(a)...................       2,127,909
                                             --------------
                                                 14,695,460
                                             --------------
              FUNERAL SERVICES -- 0.18%
    373,000   Service Corp.
                International(c)...........       1,238,360
     97,700   Stewart Enterprises, Inc. --
                Class A(c).................         544,287
                                             --------------
                                                  1,782,647
                                             --------------
              INSURANCE -- 3.35%
     67,700   Allmerica Financial
                Corp.(c)...................         683,770
     12,700   ANFI, Inc. ..................         187,325
    306,500   Annuity and Life Re Holdings,
                Ltd. ......................         711,080
     13,500   Commerce Group, Inc. ........         506,115
     99,500   Delphi Financial Group,
                Inc. -- Class A............       3,777,020
     27,900   FPIC Insurance Group,
                Inc.(a)(c).................         192,510
    101,200   Fremont General Corp.(a).....         454,388
    154,700   IPC Holdings, Ltd.(c)........       4,879,238
     45,700   Landamerica Financial Group,
                Inc. ......................       1,620,065
     38,600   National Western Life
                Insurance Company -- Class
                A(c).......................       3,705,600
     95,000   Platinum Underwriters
                Holdings, Ltd.(a)(c).......       2,503,250
      8,800   PMA Capital Corp. -- Class
                A(a).......................         126,104
     33,200   Presidential Life Corp. .....         329,676
     80,350   ProAssurance Corp.(c)........       1,687,350
    155,000   Reinsurance Group of America,
                Inc.(a)....................       4,197,400
    186,100   Scottish Annuity & Life
                Holdings, Ltd. ............       3,247,445
     33,200   StanCorp Financial Group,
                Inc. ......................       1,621,820
     24,700   Stewart Information Services
                Corp.(c)...................         528,333
     11,400   Triad Guaranty, Inc.(c)......         420,204

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              INSURANCE (CONTINUED)
    399,500   Universal American Financial
                Corp.(c)...................  $    2,324,691
                                             --------------
                                                 33,703,384
                                             --------------
              INTERNET SERVICES -- 2.05%
     48,300   AsiaInfo Holdings, Inc.(c)...         306,222
    205,680   Avocent Corp.(c).............       4,570,210
     25,700   @Road, Inc.(c)...............         106,141
     26,600   Checkfree Corp.(a)(c)........         425,627
     17,300   DoubleClick, Inc.(c).........          97,918
    246,500   Entrust, Inc.(c).............         828,240
     46,200   eResearch Technology,
                Inc.(a)(c).................         773,850
     32,500   eSPEED, Inc. -- Class A(c)...         550,582
    353,358   FindWhat.com(a)..............       2,258,664
     48,400   FreeMarkets, Inc.(a)(c)......         311,648
     16,600   J2 Global Communications,
                Inc.(a)(c).................         316,064
     31,700   Keynote Systems, Inc.(c).....         244,724
    271,100   LookSmart, Ltd.(c)...........         672,328
    276,500   MatrixOne, Inc.(c)...........       1,188,950
     17,400   Neoforma, Inc.(a)(c).........         207,930
     27,800   Overture Services,
                Inc.(a)(c).................         759,218
     36,800   Packeteer, Inc.(c)...........         252,448
     36,100   Raindance Communications,
                Inc.(c)....................         116,603
     53,600   Register.com, Inc.(c)........         241,200
     23,200   RSA Security, Inc.(c)........         138,968
     23,600   SafeNet, Inc.(c).............         598,260
  1,139,700   Tumbleweed Communications
                Corp.(c)...................       1,767,675
     32,200   United Online, Inc.(a)(c)....         513,300
     19,200   WebEx Communications,
                Inc.(a)(c).................         288,000
    142,700   Websense, Inc.(a)(c).........       3,048,215
                                             --------------
                                                 20,582,985
                                             --------------
              INVESTMENT COMPANY -- 0.03%
     25,300   MCG Capital Corp. ...........         272,481
                                             --------------
              LEISURE AND RECREATION -- 0.65%
    110,200   Aztar Corp.(c)...............       1,573,656
     39,300   Choice Hotels International,
                Inc.(c)....................         892,110
     83,200   La Quinta Corp.(c)...........         366,080
     21,000   Navigant International,
                Inc.(c)....................         258,930
     17,100   Pinnacle Entertainment,
                Inc.(c)....................         118,503
     21,300   Polaris Industries,
                Inc.(a)....................       1,248,180

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
    290,600   Scientific Games Corp. --
                Class A(c).................  $    2,109,756
                                             --------------
                                                  6,567,215
                                             --------------
              MACHINERY -- 1.25%
    103,500   Albany International Corp. --
                Class A....................       2,138,310
     11,600   Applied Industrial
                Technologies, Inc. ........         219,240
     19,600   Cascade Corp. ...............         312,620
     48,800   Global Power Equipment Group,
                Inc.(a)(c).................         240,584
    188,000   Kadant, Inc.(c)..............       2,820,000
    138,070   Kennametal, Inc. ............       4,760,654
     34,900   Lincoln Electric Holdings,
                Inc. ......................         807,935
      6,000   Manitowoc Company, Inc. .....         153,000
     57,200   Milacron, Inc. ..............         340,340
     18,200   Tecumseh Products
                Company -- Class A.........         803,166
                                             --------------
                                                 12,595,849
                                             --------------
              MANUFACTURING -- 2.11%
     46,100   A.O. Smith Corp. ............       1,245,161
    134,600   Applied Films Corp.(c).......       2,690,654
     53,500   Briggs & Stratton Corp. .....       2,272,145
     89,800   Carlisle Companies, Inc. ....       3,715,924
    129,700   Deswell Industries, Inc. ....       1,880,650
      9,500   Donaldson Company, Inc. .....         342,000
     62,000   ESCO Technologies, Inc.(c)...       2,294,000
     49,100   Federal Signal Corp. ........         953,522
     23,400   Griffon Corp.(c).............         318,708
     64,800   Intermet Corp. ..............         272,160
     42,600   Lancaster Colony Corp. ......       1,664,808
     42,700   Lydall, Inc.(c)..............         484,645
    167,000   Paxar Corp.(c)...............       2,463,250
      7,500   Powell Industries, Inc.(c)...         128,092
     14,800   Sonic Solutions(c)...........          74,000
     86,300   U.S. Industries, Inc.(c).....         226,969
     10,300   Valmont Industries, Inc. ....         199,820
                                             --------------
                                                 21,226,508
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 7.85%
    280,700   American Medical Security
                Group, Inc.(c).............       3,924,186
    165,400   AMERIGROUP Corp.(a)(c).......       5,013,274
     62,600   Beverly Enterprises,
                Inc.(c)....................         178,410
     59,100   Centene Corp.(a)(c)..........       1,985,169
     82,350   Computer Programs and
                Systems, Inc.(c)...........       2,038,986
     72,200   CorVel Corp.(c)..............       2,581,150

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES (CONTINUED)
     90,500   DIANON Systems, Inc.(c)......  $    4,317,755
  1,064,800   HEALTHSOUTH Corp.(c).........       4,472,160
     38,600   ICON PLC(ADR)(c).............       1,038,726
     38,500   IDEXX Laboratories,
                Inc.(c)....................       1,282,050
      8,800   Kindred Healthcare,
                Inc.(c)....................         159,729
    502,535   Lincare Holdings, Inc.(c)....      15,890,157
     26,600   Mid Atlantic Medical
                Services, Inc.(c)..........         861,840
     27,500   NDCHealth Corp. .............         547,250
    336,037   Orthodontic Centers of
                America, Inc.(a)(c)........       3,666,164
    146,200   Per-Se Technologies,
                Inc.(c)....................       1,311,268
     52,500   Serologicals Corp.(c)........         577,500
    263,960   Triad Hospitals, Inc.(c).....       7,873,927
    388,800   Universal Health Services,
                Inc. -- Class B(c).........      17,534,880
     65,600   US Oncology, Inc.(c).........         568,752
    825,900   VitalWorks, Inc.(c)..........       3,179,715
                                             --------------
                                                 79,003,048
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 4.46%
      7,600   Advanced Neuromodulation
                Systems, Inc.(c)...........         266,760
     51,400   ALARIS Medical, Inc.(c)......         313,540
     39,600   American Medical System
                Holdings, Inc.(c)..........         641,916
    345,500   AtheroGenics, Inc.(c)........       2,560,155
     58,300   Cepheid, Inc.(c).............         297,213
     98,400   Closure Medical
                Corp.(a)(c)................       1,031,232
    181,700   Conceptus, Inc.(c)...........       2,176,766
     23,700   Cyberonics, Inc.(c)..........         436,080
      9,200   Diagnostic Products Corp. ...         355,304
     28,700   HealthTronics Surgical
                Services, Inc.(c)..........         229,916
     41,500   Immucor, Inc.(a)(c)..........         840,375
     18,000   Immunomedics, Inc.(c)........          83,160
    334,900   Integra LifeSciences
                Holdings(c)................       5,910,985
     17,200   Intuitive Surgical,
                Inc.(c)....................         105,952
     18,100   Kensey Nash Corp.(c).........         330,687
     43,900   Luminex Corp.(a)(c)..........         180,429
     22,100   Medicines Company(a)(c)......         354,042
    237,800   MedSource Technologies,
                Inc.(c)....................       1,543,322
     48,900   Mentor Corp. ................       1,882,650
     30,200   Merit Medical Systems,
                Inc.(c)....................         601,584
     13,000   Neose Technologies,
                Inc.(a)(c).................         112,320
     98,300   Ocular Sciences, Inc.(c).....       1,525,616
    298,800   Owens & Minor, Inc.(a).......       4,906,296

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MEDICAL EQUIPMENT AND SUPPLIES (CONTINUED)
    141,200   PolyMedica Corp.(a)(c).......  $    4,354,608
     26,600   Possis Medical, Inc.(c)......         478,800
     34,800   Prime Medical Services,
                Inc.(c)....................         301,716
     58,000   PSS World Medical, Inc.(c)...         396,720
    278,100   Quinton Cardiology Systems,
                Inc.(c)....................       2,196,990
    238,900   STERIS Corp.(c)..............       5,793,325
     59,200   Techne Corp.(c)..............       1,691,226
     55,800   Theragenics Corp.(c).........         224,874
     16,900   Varian, Inc.(c)..............         484,861
     10,700   Ventana Medical Systems,
                Inc.(c)....................         246,635
     56,100   Zoll Medical Corp.(c)........       2,001,087
                                             --------------
                                                 44,857,142
                                             --------------
              METALS AND MINING -- 0.83%
     26,700   Cleveland-Cliffs, Inc.(c)....         529,995
    255,300   Freeport-McMoRan Copper &
                Gold, Inc. -- Class
                B(a)(c)....................       4,283,934
      6,900   Kaydon Corp. ................         146,349
     48,000   Oregon Steel Mills,
                Inc.(c)....................         192,960
     22,500   Quanex Corp. ................         753,750
     35,700   RTI International Metals,
                Inc.(c)....................         360,570
     16,000   Southern Peru Copper
                Corp. .....................         230,400
     25,400   Steel Dynamics, Inc.(a)(c)...         305,562
     34,400   Steel Technologies, Inc. ....         583,424
     64,400   Worthington Industries,
                Inc. ......................         981,456
                                             --------------
                                                  8,368,400
                                             --------------
              OFFICE EQUIPMENT AND SUPPLIES -- 0.04%
     15,600   New England Business Service,
                Inc. ......................         380,640
                                             --------------
              OFFICE FURNISHINGS -- 0.45%
    246,300   Herman Miller, Inc. .........       4,531,920
                                             --------------
              OIL, COAL AND GAS -- 2.92%
     20,600   Berry Petroleum Company --
                Class A....................         351,230
     91,400   Cal Dive International,
                Inc.(c)....................       2,147,900
     38,800   Cimarex Energy Company(c)....         694,520
     43,100   Denbury Resources, Inc.(c)...         487,030
     68,000   Energen Corp. ...............       1,978,800
    519,900   Grey Wolf, Inc.(c)...........       2,074,401
     23,100   Headwaters, Inc.(c)..........         358,281
    157,000   Helmerich & Payne, Inc. .....       4,381,870
     15,500   Holly Corp. .................         338,675
     24,300   Houston Exploration
                Company(c).................         743,580

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
     45,800   Oceaneering International,
                Inc.(c)....................  $    1,133,092
     21,700   Oil States International,
                Inc.(c)....................         279,930
     78,600   Patina Oil & Gas Corp. ......       2,487,690
     70,400   Range Resources Corp.(c).....         380,160
    125,400   St. Mary Land & Exploration
                Company....................       3,135,000
    300,200   Superior Energy Services,
                Inc.(c)....................       2,461,640
     96,700   TETRA Technologies,
                Inc.(c)....................       2,066,479
    120,100   Unit Corp.(c)................       2,227,855
    120,300   Vintage Petroleum, Inc. .....       1,269,165
     18,000   World Fuel Services Corp. ...         369,000
                                             --------------
                                                 29,366,298
                                             --------------
              OIL AND GAS: EQUIPMENT -- 0.50%
     48,400   CARBO Ceramics, Inc. ........       1,631,080
     29,300   Hydril Company(c)............         690,601
     95,500   Questar Corp. ...............       2,656,810
                                             --------------
                                                  4,978,491
                                             --------------
              PACKAGING -- 0.52%
     26,000   Chesapeake Corp. ............         464,100
     75,100   Crown Cork & Seal Company,
                Inc.(c)....................         597,045
      5,800   Greif Brothers Corp. -- Class
                A..........................         138,040
    222,000   Packaging Corp. of
                America(c).................       4,049,280
                                             --------------
                                                  5,248,465
                                             --------------
              PAPER AND FOREST PRODUCTS -- 0.06%
     33,900   Rock-Tenn Company -- Class
                A..........................         456,972
      4,900   Schweitzer-Mauduit
                International, Inc. .......         120,050
                                             --------------
                                                    577,022
                                             --------------
              PHARMACEUTICALS -- 1.31%
     15,700   Able Laboratories,
                Inc.(a)(c).................         182,120
     53,000   Adolor Corp.(a)(c)...........         737,230
     31,800   Allos Therapeutics,
                Inc.(a)(c).................         239,136
     32,300   Arena Pharmaceuticals,
                Inc.(c)....................         210,273
     83,500   Atrix Laboratories,
                Inc.(c)....................       1,280,806
    127,400   Bradley Pharmaceuticals,
                Inc. -- Class A(c).........       1,660,022
    126,800   Connetics Corp.(c)...........       1,524,136
     64,300   CV Therapeutics,
                Inc.(a)(c).................       1,171,546
     20,400   Endo Pharmaceuticals
                Holdings, Inc.(c)..........         157,060
     23,900   Kos Pharmaceuticals,
                Inc.(a)(c).................         454,100
     11,500   Medicis Pharmaceutical
                Corp. -- Class A(c)........         571,205

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
     22,200   Noven Pharmaceuticals,
                Inc.(c)....................  $      204,906
     46,600   Perrigo Company(c)...........         566,190
      7,500   Pharmaceutical Resources,
                Inc.(c)....................         223,500
    302,600   POZEN, Inc.(c)...............       1,558,390
     46,700   Tanox, Inc.(c)...............         422,635
     68,100   Tularik, Inc.(a)(c)..........         508,026
    128,800   Versicor, Inc.(c)............       1,389,752
     42,000   VIVUS, Inc.(c)...............         156,660
                                             --------------
                                                 13,217,693
                                             --------------
              PRINTING -- 0.07%
     19,400   Bowne & Company, Inc. .......         231,830
     18,500   Consolidated Graphics,
                Inc.(c)....................         411,625
                                             --------------
                                                    643,455
                                             --------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.47%
    157,700   St. Joe Company..............       4,731,000
                                             --------------
              REAL ESTATE INVESTMENT TRUSTS -- 3.13%
    165,200   Apex Mortgage Capital,
                Inc. ......................       1,080,408
    103,000   Arden Realty, Inc. ..........       2,281,450
     35,000   Associated Estates Realty
                Corp. .....................         236,250
     30,200   Bedford Property Investors,
                Inc. ......................         775,838
     35,500   Boykin Lodging Company.......         331,215
     72,200   Camden Property Trust........       2,382,600
     44,100   Capital Automotive REIT......       1,045,170
     12,100   Cornerstone Realty Income
                Trust, Inc. ...............          96,316
     66,500   Equity Inns, Inc. ...........         400,330
     40,000   Essex Property Trust,
                Inc. ......................       2,034,000
     35,800   Gables Residential Trust.....         892,494
     83,800   Getty Realty Corp. ..........       1,588,010
     16,300   Highwoods Properties,
                Inc. ......................         360,230
     93,200   HRPT Properties Trust........         767,968
     40,600   Innkeepers USA Trust.........         310,996
     36,100   Keystone Property Trust......         612,617
     33,800   Kilroy Realty Corp. .........         779,090
     36,000   Koger Equity, Inc. ..........         561,600
     23,500   LTC Properties, Inc. ........         157,920
     48,200   MeriStar Hospitality
                Corp. .....................         318,120
    230,000   Mid-Atlantic Realty Trust....       4,002,000
     28,300   Mission West Properties,
                Inc. ......................         280,170
     32,400   National Health Investors,
                Inc. ......................         520,992
     12,600   Post Properties, Inc. .......         301,140
    100,000   RAIT Investment Trust........       2,160,000
    135,000   Reckson Associates Realty
                Corp.(a)...................       2,841,750

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
     19,400   Regency Centers Corp. .......  $      628,560
     35,900   Shurgard Storage Centers,
                Inc. -- Class A............       1,125,106
     22,000   Sizeler Property Investors,
                Inc. ......................         204,380
     43,800   SL Green Realty Corp. .......       1,384,080
     29,200   Sovran Self Storage, Inc. ...         828,112
     26,400   Winston Hotels, Inc. ........         205,920
                                             --------------
                                                 31,494,832
                                             --------------
              REGISTERED INVESTMENT COMPANY -- 0.75%
    100,000   iShares Russell 2000 Index
                Fund(a)....................       7,581,000
                                             --------------
              RESEARCH AND DEVELOPMENT -- 1.99%
     52,600   aaiPharma, Inc.(a)(c)........         737,452
    196,200   Acacia Research --
                CombiMatrix(c).............         714,168
      5,100   Affymetrix, Inc.(a)(c).......         116,739
     93,300   Albany Molecular Research,
                Inc.(c)....................       1,380,000
     35,900   ArQule, Inc.(c)..............         109,495
      4,000   BioReliance Corp.(c).........          92,680
     27,000   Biosite, Inc.(a)(c)..........         918,540
     69,800   Bio-Technology General
                Corp.(c)...................         223,430
    276,000   Covance, Inc.(c).............       6,786,840
     63,000   Digene Corp.(c)..............         721,980
     35,300   Diversa Corp.(c).............         319,465
     22,600   Enzo Biochem, Inc.(a)(c).....         316,400
     15,500   Enzon Pharmaceuticals,
                Inc.(a)(c).................         259,160
    113,800   Exact Sciences Corp.(c)......       1,232,454
     94,900   Incyte Genomics, Inc.(c).....         432,744
    241,900   La Jolla Pharmaceutical
                Company(a)(c)..............       1,572,350
     27,900   Lexicon Genetics,
                Inc.(a)(c).................         131,967
     23,500   Maxygen, Inc.(c).............         179,070
    140,400   Nastech Pharmaceutical
                Company, Inc.(a)(c)........       1,200,420
      6,900   Neurocrine Biosciences,
                Inc.(a)(c).................         315,054
     43,300   NPS Pharmaceuticals,
                Inc.(a)(c).................       1,089,861
      9,200   SangStat Medical Corp.(c)....         103,960
     92,000   Telik, Inc.(a)(c)............       1,072,720
                                             --------------
                                                 20,026,949
                                             --------------
              RESEARCH & DEVELOPMENT: AGRICULTURE -- 0.19%
    170,400   Embrex, Inc.(a)(c)...........       1,896,211
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              RETAIL -- 6.70%
    537,050   Big Lots, Inc.(c)............  $    7,105,171
     25,300   Blue Rhino Corp.(a)(c).......         439,967
    171,200   Cost Plus, Inc.(c)...........       4,908,304
    133,000   Duane Reade, Inc.(a)(c)......       2,261,000
     13,800   Finlay Enterprises,
                Inc.(c)....................         166,428
    332,000   Guitar Center, Inc.(c).......       5,497,920
    294,675   Hibbet Sporting Goods,
                Inc.(c)....................       7,048,626
     91,800   Hot Topic, Inc.(a)(c)........       2,100,384
    236,400   Jo-Ann Stores, Inc. -- Class
                A(a)(c)....................       5,430,108
    118,900   Kirkland's, Inc.(c)..........       1,343,570
     16,900   Movie Gallery, Inc.(c).......         219,700
     12,300   Rent-A-Center, Inc.(c).......         614,385
    273,000   Ross Stores, Inc. ...........      11,572,470
    550,000   Saks, Inc.(c)................       6,457,000
    118,600   School Specialty,
                Inc.(a)(c).................       2,369,628
     72,700   ShopKo Stores, Inc.(c).......         905,115
     19,100   TBC Corp.(c).................         229,391
     34,100   The Bombay Company, Inc.(c)..         170,500
    108,000   The Pep Boys -- Manny, Moe &
                Jack(a)....................       1,252,800
    280,600   Tuesday Morning Corp.(c).....       4,798,260
     36,800   Ultimate Electronics,
                Inc.(c)....................         373,520
     77,000   Urban Outfitters, Inc.(c)....       1,814,890
     28,500   Whitehall Jewellers,
                Inc.(c)....................         270,750
                                             --------------
                                                 67,349,887
                                             --------------
              RETAIL: RESTAURANTS -- 3.82%
    318,000   Applebee's International,
                Inc. ......................       7,374,738
    115,500   CEC Entertainment, Inc.(c)...       3,545,850
    101,000   Krispy Kreme Doughnuts,
                Inc.(a)(c).................       3,410,770
     62,200   Landry's Restaurants,
                Inc. ......................       1,321,128
     13,200   Lone Star Steakhouse &
                Saloon, Inc. ..............         255,288
    131,700   Outback Steakhouse, Inc. ....       4,535,748
     45,500   Papa John's International,
                Inc.(a)(c).................       1,268,540
     64,900   Rare Hospitality
                International, Inc.(c).....       1,792,538
    653,200   Ruby Tuesday, Inc. ..........      11,293,828
     96,700   Ryan's Family Steak Houses,
                Inc.(c)....................       1,097,545
    124,700   Sonic Corp.(c)...............       2,555,103
                                             --------------
                                                 38,451,076
                                             --------------
              RETAIL: SUPERMARKET -- 0.01%
     27,600   Pathmark Stores, Inc.(c).....         139,932
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              RUBBER PRODUCTS -- 0.03%
     27,200   Myers Industries, Inc. ......  $      291,040
                                             --------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 1.21%
     18,700   Advanced Energy Industries,
                Inc.(a)(c).................         237,864
     61,800   Analogic Corp. ..............       3,107,798
     66,000   Input/Output, Inc.(c)........         280,500
     19,200   Itron, Inc.(c)...............         368,064
     58,800   Photon Dynamics,
                Inc.(a)(c).................       1,340,640
    205,990   Wilson Greatbatch
                Technologies, Inc.(c)......       6,014,908
     18,200   Woodward Governer Company....         791,700
                                             --------------
                                                 12,141,474
                                             --------------
              SECURITY SERVICES -- 0.56%
    292,400   Kroll, Inc.(c)...............       5,578,992
                                             --------------
              SEMICONDUCTORS -- 5.11%
    487,932   Actel Corp.(c)...............       7,914,257
     28,200   Artisan Components,
                Inc.(c)....................         435,126
    939,620   ASE Test, Ltd.(c)............       3,758,480
    169,800   Asyst Technologies,
                Inc.(c)....................       1,248,030
    620,140   ATI Technologies, Inc.(c)....       2,884,271
     41,900   Caliper Technologies
                Corp.(c)...................         124,024
     30,200   Cree, Inc.(a)(c).............         493,770
    151,000   DuPont Photomasks, Inc.(c)...       3,510,750
    218,500   Emulex Corp.(c)..............       4,053,175
    248,100   ESS Technology, Inc.(a)(c)...       1,560,549
    701,700   Genus, Inc.(a)(c)............       1,606,893
    457,800   Kopin Corp.(c)...............       1,794,576
    663,400   LogicVision, Inc.(c).........       1,426,310
     26,600   MEMC Electronic Materials,
                Inc.(c)....................         201,362
    211,700   Monolithic System Technology,
                Inc.(a)(c).................       2,557,336
    217,700   Mykrolis Corp.(c)............       1,589,210
     49,600   OmniVision Technologies,
                Inc.(a)(c).................         673,072
    280,400   Pericom Semiconductor
                Corp.(c)...................       2,330,124
     33,700   PLX Technology, Inc.(c)......         131,767
    116,000   Power Integrations,
                Inc.(c)....................       1,972,000
     42,100   Silicon Image, Inc.(c).......         252,600
     51,900   Silicon Laboratories,
                Inc.(a)(c).................         990,252
    236,800   Skyworks Solutions,
                Inc.(a)(c).................       2,041,216
     27,700   Standard Microsystems
                Corp.(c)...................         539,319
     54,800   Three-Five Systems,
                Inc.(c)....................         353,460
    290,900   Ultratech Stepper, Inc.(c)...       2,862,165
    120,000   Veeco Instruments,
                Inc.(a)(c).................       1,387,200

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
    193,650   Zoran Corp.(a)(c)............  $    2,724,656
                                             --------------
                                                 51,415,950
                                             --------------
              SPORTING GOODS AND EQUIPMENT -- 0.06%
     82,500   The Sports Authority,
                Inc.(c)....................         577,500
                                             --------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 2.14%
     39,000   ADTRAN, Inc.(a)(c)...........       1,283,100
     37,200   Anixter International,
                Inc.(c)....................         864,900
     61,800   Arris Group, Inc.(c).........         220,626
     19,900   Audiovox Corp. -- Class
                A(c).......................         205,786
     21,600   Belden, Inc. ................         328,752
     61,500   Boston Communications Group,
                Inc.(c)....................         781,665
    146,100   Broadwing, Inc.(c)...........         514,272
    637,600   Cable Design Technologies
                Corp.(c)...................       3,761,840
    103,300   C&D Technologies, Inc. ......       1,825,311
     24,900   Commonwealth Telephone
                Enterprises, Inc.(a)(c)....         892,416
     40,400   General Cable Corp. .........         153,520
     41,900   General Communications,
                Inc. -- Class A(c).........         281,149
     48,400   MasTec, Inc.(c)..............         142,780
     32,300   New Focus, Inc.(c)...........         124,032
     97,100   Newport Corp.(c).............       1,219,576
     52,900   Nextel Partners, Inc. --
                Class A(c).................         321,103
     30,700   Price Communications
                Corp.(c)...................         424,581
     71,300   PTEK Holdings, Inc.(c).......         313,720
    735,990   RF Micro Devices,
                Inc.(a)(c).................       5,394,807
     24,700   SpectraLink Corp.(c).........         177,124
     11,600   SureWest Communications(a)...         431,520
     84,400   Tekelec(c)...................         881,980
     25,800   Triton PCS Holdings, Inc. --
                Class A(c).................         101,394
     54,800   UNOVA, Inc.(c)...............         328,800
     92,400   Western Wireless Corp. --
                Class A(a)(c)..............         489,720
                                             --------------
                                                 21,464,474
                                             --------------
              TEXTILES -- 0.03%
     33,800   Culp, Inc.(c)................         287,300
                                             --------------
              TRANSPORTATION: FREIGHT -- 2.06%
    330,000   Airborne, Inc. ..............       4,893,900
    125,600   CNF, Inc. ...................       4,174,944
    217,000   EGL, Inc.(a)(c)..............       3,092,250
    181,400   Genesee & Wyoming, Inc. --
                Class A(c).................       3,691,490

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              TRANSPORTATION: FREIGHT (CONTINUED)
     48,300   Heartland Express, Inc.(c)...  $    1,106,601
     20,000   Landstar System, Inc.(c).....       1,167,200
     84,800   Petroleum Helicopters,
                Inc.(c)....................       2,543,152
                                             --------------
                                                 20,669,537
                                             --------------
              TRANSPORTATION: SERVICES -- 0.64%
     14,600   Covenant Transport, Inc. --
                Class A(c).................         276,816
    100,000   USFreightways Corp. .........       2,875,000
     59,250   UTI Worldwide, Inc. .........       1,555,313
     78,800   Werner Enterprises, Inc. ....       1,696,564
                                             --------------
                                                  6,403,693
                                             --------------
              UTILITIES: ELECTRIC -- 0.90%
     17,500   Allegheny Energy, Inc. ......         132,300
    187,900   Cleco Corp. .................       2,630,600
    206,300   PNM Resources, Inc. .........       4,914,066
    141,600   Westar Energy, Inc. .........       1,401,840
                                             --------------
                                                  9,078,806
                                             --------------
              UTILITIES: GAS -- 1.14%
     44,000   AGL Resources, Inc. .........       1,069,200
    149,400   NorthWestern Corp.(a)........         758,952
    104,500   Peoples Energy Corp.(a)......       4,038,925
     23,800   SEMCO Energy, Inc.(a)........         145,180
     50,600   UGI Corp. ...................       1,891,934
    149,100   WGL Holdings, Inc. ..........       3,566,472
                                             --------------
                                                 11,470,663
                                             --------------
              TOTAL COMMON STOCK (Cost
                $1,004,310,573)............     983,642,996
                                             --------------
 PRINCIPAL
 ---------
              SHORT TERM US GOVERNMENT SECURITY -- 0.10%
              US TREASURY BILL
$ 1,000,000   1.18%, 03/20/03(d) (Cost
                $997,443)..................         997,443
                                             --------------
  SHARES
  ------
              REGULATED INVESTMENT COMPANY -- 0.71%
  7,097,637   Merrimac Cash Fund -- Premium
                Class(b) (Cost
                $7,097,637)................       7,097,637
                                             --------------
 PRINCIPAL
 ---------
              COMMERCIAL PAPER -- 0.21%
$ 2,150,799   Morgan Stanley, Floating
                Rate,
                1.39%(+), 05/07/03(b) (Cost
                $2,150,799)................       2,150,799
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              TIME DEPOSITS -- 4.73%
$ 2,150,799   American Express Centurion
                Bank,
                1.38%, 01/27/03(b).........  $    2,150,799
  9,063,895   Bank of Montreal,
                1.32%, 01/30/03(b).........       9,063,895
  2,150,799   Barclays PLC,
                1.32%, 02/14/03(b).........       2,150,799
  6,452,398   Bayerische HypoVereinsbank,
                1.71%, 01/10/03(b).........       6,452,398
 10,969,075   BNP Paribas,
                1.32%, 02/07/03(b).........      10,969,075
  5,376,997   Royal Bank of Scotland,
                1.33%, 01/15/03(b).........       5,376,997
 11,399,235   Royal Bank of Scotland,
                1.78%, 01/21/03(b).........      11,399,235
                                             --------------
              TOTAL TIME DEPOSITS (Cost
                $47,563,198)...............      47,563,198
                                             --------------
              SHORT TERM CORPORATE NOTES -- 8.25%
  2,150,799   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.25%(+), 11/04/03(b)......       2,150,799
  5,376,997   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.43%(+), 01/03/03(b)......       5,376,997
  6,452,397   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.41%(+), 02/03/03(b)......       6,452,397
  7,742,876   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.32%(+), 03/21/03(b)......       7,742,876
 10,753,995   Honda Motor Company, Ltd.,
                Floating Rate,
                1.41%(+), 04/08/03(b)......      10,753,995
 13,980,194   Merrill Lynch & Company,
                Floating Rate,
                1.34%(+), 04/16/03(b)......      13,980,194
  1,075,400   Merrill Lynch & Company,
                Floating Rate,
                1.33%(+), 11/26/03(b)......       1,075,400
 26,884,987   Morgan Stanley, Floating
                Rate,
                1.36%(+), 03/25/03(b)......      26,884,987
  4,301,597   Morgan Stanley, Floating
                Rate,
                1.36%(+), 09/26/03(b)......       4,301,597
  4,301,597   National City Corp., Floating
                Rate,
                1.25%(+), 01/23/03(b)......       4,301,597
                                             --------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $83,020,839)...      83,020,839
                                             --------------
              TOTAL SECURITIES (Cost
                $1,145,140,489)............   1,124,472,912
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS -- 2.91%
$ 2,150,799   With Morgan Stanley, dated
                12/31/02, 1.42%, due
                01/02/03, repurchase
                proceeds at maturity
                $2,150,969 (Collateralized
                by Callable Government
                Agency Backed Receipts,
                zero coupon, due 01/15/21,
                with a value of
                $2,193,846)(b).............  $    2,150,799
  4,319,385   With Investors Bank & Trust,
                dated 12/31/02, 1.00%, due
                01/02/03, repurchase
                proceeds at maturity
                $4,319,624 (Collateralized
                by Fannie Mae Adjustable
                Rate Mortgage, 6.391%, due
                09/01/29, with a value of
                $4,535,601)................       4,319,385
  4,384,831   With Investors Bank & Trust,
                dated 12/31/02, 1.00%, due
                01/02/03, repurchase
                proceeds at maturity
                $4,385,075 (Collateralized
                by Freddie Mac, 2.17%, due
                10/15/23, with a value of
                $4,604,999)................       4,384,831
  5,372,433   With Investors Bank & Trust,
                dated 12/31/02, 1.00%, due
                01/02/03, repurchase
                proceeds at maturity
                $5,372,732 (Collateralized
                by Small Business
                Administration, 5.375%, due
                06/25/16, with a value of
                $5,641,055)................       5,372,433
  5,468,469   With Investors Bank & Trust,
                dated 12/31/02, 1.00%, due
                01/02/03, repurchase
                proceeds at maturity
                $5,468,773 (Collateralized
                by Fannie Mae Adjustable
                Rate Mortgage, 6.226%, due
                06/01/30, with a value of
                $5,742,325)................       5,468,469

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS (CONTINUED)
$ 7,574,160   With Investors Bank & Trust,
                dated 12/31/02, 1.00%, due
                01/02/03, repurchase
                proceeds at maturity
                $7,574,580 (Collateralized
                by Freddie Mac, 3.57%, due
                12/15/08, with a value of
                $7,952,867)................  $    7,574,160
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $29,270,077).........      29,270,077
                                             --------------
              Total Investments -- 114.69%
                (Cost $1,174,410,566)......   1,153,742,989
              Liabilities less other
                assets -- (14.69)%.........    (147,784,131)
                                             --------------
              NET ASSETS -- 100.00%........  $1,005,958,858
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2002 is $1,181,497,843.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $ 117,906,772
    Gross unrealized depreciation.........   (145,661,626)
                                            -------------
    Net unrealized depreciation...........  $ (27,754,854)
                                            =============

---------------

(a)    All or part of this security is on loan.

(b)    Collateral for securities on loan.

(c)    Non-income producing security.

(d)    Security is segregated as initial margin for futures contracts.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate. The rate shown was in effect at December 31, 2002.

(ADR) American Depository Receipt.

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

 SHARES                                           VALUE
 ------                                        -----------
            COMMON STOCK -- 98.38%
            ADVERTISING -- 1.63%
   8,800    Getty Images, Inc.(a)............  $   268,840
                                               -----------
            AEROSPACE -- 1.29%
  10,000    Veridian Corp.(a)................      213,400
                                               -----------
            BANKS -- 3.70%
   3,600    Allegiant Bancorp, Inc. .........       65,624
  11,400    BankAtlantic Bancorp, Inc. --
              Class A........................      107,730
   7,600    Brookline Bancorp, Inc. .........       90,440
   7,800    R&G Financial Corp. -- Class B...      181,350
   5,300    Wintrust Financial Corp. ........      165,996
                                               -----------
                                                   611,140
                                               -----------
            BROADCAST SERVICES/MEDIA -- 7.71%
  31,300    Cumulus Media, Inc. -- Class
              A(a)...........................      465,431
  19,800    Gray Television, Inc. ...........      193,050
  14,000    Lin TV Corp. -- Class A(a).......      340,900
  31,100    Mediacom Communications
              Corp.(a).......................      273,991
                                               -----------
                                                 1,273,372
                                               -----------
            BUSINESS SERVICES -- 1.10%
   5,200    Cross Country, Inc.(a)...........       72,540
   5,000    Watson Wyatt & Company
              Holdings(a)....................      108,750
                                               -----------
                                                   181,290
                                               -----------
            COMPUTER SOFTWARE AND SERVICES -- 6.93%
  54,400    Agile Software Corp.(a)..........      421,056
   4,900    Fidelity National Information
              Solutions, Inc.(a).............       84,525
  23,100    Jack Henry & Associates, Inc. ...      278,124
  18,000    Integral Systems, Inc.(a)........      360,900
                                               -----------
                                                 1,144,605
                                               -----------
            CONSTRUCTION SERVICES AND SUPPLIES -- 0.31%
   5,000    WCI Communities, Inc.(a).........       51,000
                                               -----------
            ELECTRONICS -- 2.26%
  11,800    Gentex Corp.(a)..................      373,352
                                               -----------
            FINANCIAL SERVICES -- 1.56%
   9,000    Doral Financial Corp. ...........      257,400
                                               -----------
            FOOD AND BEVERAGE -- 2.35%
   4,200    American Italian Pasta Company --
              Class A(a).....................      151,116
  10,000    Constellation Brands, Inc. --
              Class A(a).....................      237,100
                                               -----------
                                                   388,216
                                               -----------
            INSURANCE -- 4.64%
   3,900    Brown & Brown, Inc. .............      126,048

 SHARES                                           VALUE
 ------                                        -----------
            COMMON STOCK (CONTINUED)
            INSURANCE (CONTINUED)
   4,800    Harleysville Group, Inc. ........  $   126,864
   3,600    Hub International, Ltd. .........       46,188
   5,300    PMA Capital Corp. -- Class A.....       75,949
   6,800    RLI Corp. .......................      189,720
   9,400    Stewart Information Services
              Corp.(a).......................      201,066
                                               -----------
                                                   765,835
                                               -----------
            INTERNET SERVICES -- 1.65%
   9,300    LendingTree, Inc.(a).............      119,784
  10,200    WebEx Communications, Inc.(a)....      153,000
                                               -----------
                                                   272,784
                                               -----------
            LEISURE AND RECREATION -- 1.45%
  16,200    Extended Stay America, Inc.(a)...      238,950
                                               -----------
            MEDICAL EQUIPMENT AND SUPPLIES -- 4.60%
  26,200    Conceptus, Inc.(a)...............      313,876
  28,100    Fischer Imaging Corp.(a).........      168,881
  34,400    Inhale Therapeutic Systems,
              Inc.(a)........................      277,952
                                               -----------
                                                   760,709
                                               -----------
            OIL, COAL AND GAS -- 5.85%
   8,900    Cal Dive International,
              Inc.(a)........................      209,150
  18,500    Denbury Resources, Inc.(a).......      209,050
  36,800    Pride International, Inc.(a).....      548,320
                                               -----------
                                                   966,520
                                               -----------
            PHARMACEUTICALS -- 5.68%
  12,100    CIMA Labs, Inc.(a)...............      292,711
  11,700    First Horizon Pharmaceutical
              Corp.(a).......................       87,493
  10,300    Medicines Company(a).............      165,006
   7,900    Medicis Pharmaceutical Corp. --
              Class A(a).....................      392,393
                                               -----------
                                                   937,603
                                               -----------
            REAL ESTATE INVESTMENT TRUST -- 2.36%
  14,100    Redwood Trust, Inc. .............      390,570
                                               -----------
            RESEARCH AND DEVELOPMENT -- 9.80%
   5,200    CV Therapeutics, Inc.(a).........       94,744
  26,700    Inspire Pharmaceuticals,
              Inc.(a)........................      249,378
 111,200    IntraBiotics Pharmaceuticals,
              Inc.(a)........................       32,248
  11,400    Neurocrine Biosciences,
              Inc.(a)........................      520,524
   9,000    Pain Therapeutics, Inc.(a).......       21,510
  25,400    Tanox, Inc.(a)...................      229,870
   5,400    Trimeris, Inc.(a)................      232,686
  56,500    XOMA, Ltd.(a)....................      238,995
                                               -----------
                                                 1,619,955
                                               -----------

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO

                               DECEMBER 31, 2002

 SHARES                                           VALUE
 ------                                        -----------
            COMMON STOCK (CONTINUED)
            RETAIL -- 9.78%
  14,000    Coach, Inc.(a)...................  $   460,880
  13,600    Cost Plus, Inc.(a)...............      389,912
  11,800    First Cash Financial Services,
              Inc.(a)........................      120,490
  11,800    Hibbett Sporting Goods,
              Inc.(a)........................      282,256
  15,400    Urban Outfitters, Inc.(a)........      362,978
                                               -----------
                                                 1,616,516
                                               -----------
            RETAIL: RESTAURANTS -- 9.03%
  10,600    California Pizza Kitchen,
              Inc.(a)........................      267,120
   7,200    Krispy Kreme Doughnuts,
              Inc.(a)........................      243,144
  12,700    Landry's Restaurants, Inc. ......      269,748
  13,900    Sonic Corp.(a)...................      284,811
  11,800    The Cheesecake Factory,
              Inc.(a)........................      426,570
                                               -----------
                                                 1,491,393
                                               -----------
            SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 3.57%
   5,000    CoorsTek, Inc.(a)................      127,750
   5,100    Cymer, Inc.(a)...................      164,475
  10,400    Varian, Inc.(a)..................      298,376
                                               -----------
                                                   590,601
                                               -----------
            SEMICONDUCTORS -- 3.65%
  41,600    02Micro International, Ltd.(a)...      405,558
  23,000    Skyworks Solutions, Inc.(a)......      198,260
                                               -----------
                                                   603,818
                                               -----------
            SPORTING GOODS AND EQUIPMENT -- 0.35%
   3,000    Dick's Sporting Goods, Inc.(a)...       57,600
                                               -----------
            TELECOMMUNICATIONS EQUIPMENT AND
              SERVICES -- 4.09%
  18,500    Advanced Fibre Communications,
              Inc.(a)........................      308,580
  18,847    CIENA Corp.(a)...................       96,874
  25,900    Tekelec(a).......................      270,655
                                               -----------
                                                   676,109
                                               -----------

 SHARES                                           VALUE
 ------                                        -----------
            COMMON STOCK (CONTINUED)
            TRANSPORTATION -- 3.04%
  11,000    Heartland Express, Inc.(a).......  $   252,021
  11,900    Knight Transportation, Inc.(a)...      249,900
                                               -----------
                                                   501,921
                                               -----------
            TOTAL COMMON STOCK (Cost
              $15,245,170)...................   16,253,499
                                               -----------
PRINCIPAL
---------
            REPURCHASE AGREEMENT -- 1.70%
$281,577    With Investors Bank & Trust,
              dated 12/31/02, 1.00%, due
              01/02/03, repurchase proceeds
              at maturity $281,593
              (Collateralized by Fannie Mae,
              3.38%, due 06/25/23, with a
              value of $295,656)
              (Cost $281,577)................      281,577
                                               -----------
            Total Investments -- 100.08%
              (Cost $15,526,747).............   16,535,076
            Liabilities less other assets --
              (0.08)%........................      (13,621)
                                               -----------
            NET ASSETS -- 100.00%............  $16,521,455
                                               ===========

The aggregate cost of securities for federal income tax purposes at December 31, 2002, is $15,706,501.

The following amount is based on cost for federal income
tax purposes:
    Gross unrealized appreciation............  $1,710,652
    Gross unrealized depreciation............    (882,077)
                                               ----------
    Net unrealized appreciation..............  $  828,575
                                               ==========

---------------

(a) Non-income producing security.

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK -- 98.66%
             AGRICULTURAL EQUIPMENT -- 2.44%
   345,000   AGCO Corp.(c)...................  $  7,624,500
                                               ------------
             AUTOMOBILES: RETAIL -- 1.60%
   280,000   CarMax, Inc.(a)(c)..............     5,006,400
                                               ------------
             BANKS -- 6.14%
    75,000   Bank of America Corp. ..........     5,217,750
   325,000   KeyCorp.........................     8,170,500
   200,000   New York Community Bancorp,
               Inc. .........................     5,776,000
                                               ------------
                                                 19,164,250
                                               ------------
             BROADCAST SERVICES/MEDIA -- 2.35%
   180,000   Viacom, Inc. -- Class B(c)......     7,336,800
                                               ------------
             COMPUTERS AND OFFICE EQUIPMENT -- 4.27%
   230,000   Dell Computer Corp.(c)..........     6,150,200
    70,000   Lexmark International,
               Inc.(c).......................     4,235,000
   200,000   Office Depot, Inc.(c)...........     2,952,000
                                               ------------
                                                 13,337,200
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 10.30%
   257,000   Affiliated Computer Services,
               Inc. -- Class A(c)............    13,531,050
    70,000   Electronic Arts, Inc.(c)........     3,483,900
   128,000   Intuit, Inc.(c).................     6,005,760
    75,000   Microsoft Corp. ................     3,877,500
   130,000   Symantec Corp.(c)...............     5,262,400
                                               ------------
                                                 32,160,610
                                               ------------
             CONSUMER GOODS AND SERVICES -- 7.13%
   165,000   Mohawk Industries, Inc.(c)......     9,396,750
   302,000   Pactiv Corp.(c).................     6,601,720
   410,000   RPM, Inc. ......................     6,264,800
                                               ------------
                                                 22,263,270
                                               ------------
             ELECTRONICS -- 7.66%
   190,000   Benchmark Electronics,
               Inc.(a)(c)....................     5,445,400
   137,000   FLIR Systems, Inc.(c)...........     6,685,600
    70,000   Harman International Industries,
               Inc. .........................     4,165,000
   170,000   L-3 Communications Holdings,
               Inc.(a)(c)....................     7,634,700
                                               ------------
                                                 23,930,700
                                               ------------
             ENVIRONMENTAL MANAGEMENT SERVICES -- 2.70%
   260,000   Stericycle, Inc.(a)(c)..........     8,418,540
                                               ------------
             FINANCIAL SERVICES -- 1.98%
   104,000   Citigroup, Inc. ................     3,659,760
   285,000   PRG-Schultz International,
               Inc.(a)(c)....................     2,536,500
                                               ------------
                                                  6,196,260
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK (CONTINUED)
             FOOD AND BEVERAGE -- 6.41%
   280,000   Coca-Cola Enterprises, Inc. ....  $  6,081,600
   350,000   Constellation Brands, Inc.(c)...     8,298,500
   250,000   Sara Lee Corp. .................     5,627,500
                                               ------------
                                                 20,007,600
                                               ------------
             INSURANCE -- 1.78%
   150,000   Allstate Corp. .................     5,548,500
                                               ------------
             INTERNET SERVICES -- 1.02%
   200,000   United Online, Inc.(c)..........     3,188,200
                                               ------------
             MANUFACTURING -- 3.08%
    78,000   3M Company......................     9,617,400
                                               ------------
             MEDICAL AND OTHER HEALTH SERVICES -- 6.24%
    87,000   Anthem, Inc.(c).................     5,472,300
   457,000   Caremark Rx, Inc.(c)............     7,426,250
   250,000   Health Net, Inc.(a)(c)..........     6,600,000
                                               ------------
                                                 19,498,550
                                               ------------
             MEDICAL EQUIPMENT AND SUPPLIES -- 8.57%
   100,000   Cooper Companies, Inc.(a).......     2,502,000
   115,000   Henry Schein, Inc.(c)...........     5,175,000
   200,000   Johnson & Johnson...............    10,742,000
   210,000   St. Jude Medical, Inc.(c).......     8,341,200
                                               ------------
                                                 26,760,200
                                               ------------
             OIL, COAL AND GAS -- 3.29%
    66,720   Pogo Producing Company..........     2,485,320
   315,000   XTO Energy, Inc. ...............     7,780,500
                                               ------------
                                                 10,265,820
                                               ------------
             PHARMACEUTICALS -- 7.15%
   197,415   Accredo Health, Inc.(c).........     6,958,879
    80,000   Forest Laboratories, Inc.(c)....     7,857,600
   180,000   Pharmacia Corp. ................     7,524,000
                                               ------------
                                                 22,340,479
                                               ------------
             RESEARCH AND DEVELOPMENT -- 1.36%
   125,000   Gilead Sciences, Inc.(c)........     4,250,000
                                               ------------
             RETAIL -- 5.60%
    95,000   AutoZone, Inc.(c)...............     6,711,750
   260,000   Michaels Stores, Inc.(a)(c).....     8,138,000
    52,000   Wal-Mart Stores, Inc. ..........     2,626,520
                                               ------------
                                                 17,476,270
                                               ------------
             RETAIL: RESTAURANT -- 2.32%
   225,000   Brinker International,
               Inc.(c).......................     7,256,250
                                               ------------
             SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 1.74%
   190,000   Varian, Inc.(c).................     5,451,100
                                               ------------

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK (CONTINUED)
             SEMICONDUCTORS -- 1.43%
   100,000   Integrated Circuit Systems,
               Inc.(c).......................  $  1,825,000
   169,000   Intel Corp. ....................     2,631,330
                                               ------------
                                                  4,456,330
                                               ------------
             TELECOMMUNICATIONS EQUIPMENT &
               SERVICES -- 2.10%
   400,000   Nextel Communications, Inc. --
               Class A(c)....................     4,620,000
    50,000   Verizon Communications, Inc. ...     1,937,500
                                               ------------
                                                  6,557,500
                                               ------------
             TOTAL COMMON STOCK (Cost
               $303,366,965).................   308,112,729
                                               ------------
             REGULATED INVESTMENT COMPANY -- 0.46%
 1,426,627   Merrimac Cash Fund -- Premium
               Class(b) (Cost $1,426,627)....     1,426,627
                                               ------------
PRINCIPAL
---------
             COMMERCIAL PAPER -- 0.14%
$  432,311   Morgan Stanley, Floating Rate,
               1.39%(+), 05/07/03(b)
               (Cost $432,311)...............       432,311
                                               ------------
             TIME DEPOSITS -- 3.06%
   432,311   American Express Centurion Bank,
               1.38%, 01/27/03(b)............       432,311
 1,821,846   Bank of Montreal,
               1.32%, 01/30/03(b)............     1,821,846
   432,311   Barclays PLC,
               1.32%, 02/14/03(b)............       432,311
 1,296,934   Bayerische Hypo Vereinsbank,
               1.71%, 01/10/03(b)............     1,296,934
 2,204,787   BNP Paribas,
               1.32%, 02/07/03(b)............     2,204,787
 1,080,778   Royal Bank of Scotland,
               1.33%, 01/15/03(b)............     1,080,778
 2,291,250   Royal Bank of Scotland,
               1.78%, 01/21/03(b)............     2,291,250
                                               ------------
             TOTAL TIME DEPOSITS (Cost
               $9,560,217)...................     9,560,217
                                               ------------
             SHORT TERM CORPORATE NOTES -- 5.34%
   432,311   Canadian Imperial Bank of
               Commerce, Floating Rate,
               1.25%(+), 11/04/03(b).........       432,311
 1,080,778   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.43%(+), 01/03/03(b).........     1,080,778
 1,296,934   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.41%(+), 02/03/03(b).........     1,296,934

PRINCIPAL                                         VALUE
---------                                      ------------
             SHORT TERM CORPORATE NOTES (CONTINUED)
$1,556,321   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.32%(+), 03/21/03(b).........  $  1,556,321
 2,161,556   Honda Motor Company, Ltd.,
               Floating Rate,
               1.41%(+), 04/08/03(b).........     2,161,556
 2,810,023   Merrill Lynch & Company,
               Floating Rate,
               1.34%(+), 04/16/03(b).........     2,810,023
   216,156   Merrill Lynch & Company,
               Floating Rate,
               1.33%(+), 11/26/03(b).........       216,156
 5,403,890   Morgan Stanley, Floating Rate,
               1.36%(+), 03/25/03(b).........     5,403,890
   864,622   Morgan Stanley, Floating Rate,
               1.36%(+), 09/26/03(b).........       864,622
   864,622   National City Corp., Floating
               Rate,
               1.25%(+), 01/23/03(b).........       864,623
                                               ------------
             TOTAL SHORT TERM CORPORATE NOTES
               (Cost $16,687,214)............    16,687,214
                                               ------------
             TOTAL SECURITIES (Cost
               $331,473,334).................   336,219,098
                                               ------------
             REPURCHASE AGREEMENTS -- 1.80%
   432,311   With Morgan Stanley, dated
               12/31/02, 1.42%, due 01/02/03,
               repurchase proceeds at
               maturity $432,345
               (Collateralized by Callable
               Government Agency Backed
               Receipts, zero coupon, due
               01/15/21, with a value of
               $440,963)(b)..................       432,311
 5,204,891   With Investors Bank & Trust,
               dated 12/31/02, 1.00%, due
               01/02/03, repurchase proceeds
               at maturity $5,205,181 (Fannie
               Mae Adjustable Rate Mortgage,
               5.061%, due 10/01/24, with a
               value of $5,465,143)..........     5,204,891
                                               ------------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $5,637,202).............     5,637,202
                                               ------------
             Total Investments -- 109.46%
               (Cost $337,110,536)...........   341,856,300
             Liabilities less other
               assets -- (9.46)%.............   (29,556,701)
                                               ------------
             NET ASSETS -- 100.00%...........  $312,299,599
                                               ============

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                               DECEMBER 31, 2002

The aggregate cost of securities for federal income tax purposes at December 31, 2002 is $337,110,536.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $ 20,888,582
    Gross unrealized depreciation..........   (16,142,818)
                                             ------------
    Net unrealized appreciation............  $  4,745,764
                                             ============

---------------

(a) All or part of this security is on loan.

(b) Collateral for securities on loan.

(c) Non-income producing security.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate.
    The rate shown was in effect at December 31, 2002.

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES -- 95.36%
             ADVERTISING -- 0.98%
$  625,000   Lamar Media Corp. -- 144A,
               7.25%, 01/01/13...............  $    638,281
    86,000   MDC Corp., Inc.,
               10.50%, 12/01/06..............        77,400
   165,000   R.H. Donnelley Finance Corp. --
               144A,
               8.875%, 12/15/10..............       177,375
 1,045,000   R.H. Donnelley Finance Corp. --
               144A,
               10.875%, 12/15/12.............     1,144,275
                                               ------------
                                                  2,037,331
                                               ------------
             AEROSPACE -- 0.15%
   310,000   K&F Industries -- 144A,
               9.625%, 12/15/10..............       316,975
                                               ------------
             AIRLINES -- 2.06%
 1,080,000   American Airlines -- Series
               01-2,
               7.80%, 10/01/06...............       757,074
   460,000   Continental Airlines, Inc.,
               Series 99-2,
               7.434%, 09/15/04..............       255,429
    94,999   Continental Airlines, Inc.,
               Series 98-3,
               7.08%, 11/01/04...............        57,622
   830,317   Continental Airlines, Inc.,
               Series 01-1,
               7.033%, 06/15/11..............       557,471
   720,000   Delta Airlines,
               7.70%, 12/15/05...............       554,805
 1,130,000   Dunlop Stand Aero Holdings -
               144A,
               11.875%, 05/15/09.............     1,159,663
   245,000   Northwest Airlines, Inc.,
               8.375%, 03/15/04..............       207,025
   685,000   Northwest Airlines, Inc.,
               8.875%, 06/01/06..............       448,675
   455,000   Northwest Airlines, Inc.,
               9.875%, 03/15/07..............       293,475
                                               ------------
                                                  4,291,239
                                               ------------
             APPAREL: MANUFACTURING -- 3.93%
 1,345,000   William Carter,
               10.875%, 08/15/11.............     1,472,775
   950,000   GFSI, Inc., Series B,
               9.625%, 03/01/07..............       764,750
 2,080,000   Levi Strauss & Company,
               6.80%, 11/01/03...............     2,059,200
 1,095,000   Levi Strauss & Company -- 144A,
               12.25%, 12/15/12..............     1,078,575
 1,950,000   Russell Corp.,
               9.25%, 05/01/10...............     2,096,250

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             APPAREL: MANUFACTURING (CONTINUED)
$  690,000   Tropical Sportswear
               International Corp., Series A,
               11.00%, 06/15/08..............  $    700,350
                                               ------------
                                                  8,171,900
                                               ------------
             AUTOMOTIVE PARTS AND EQUIPMENT -- 0.69%
   980,000   CSK Auto, Inc. -- 144A,
               12.00%, 06/15/06..............     1,053,500
   365,000   Rexnord Corp. -- 144A,
               10.125%, 12/15/12.............       375,950
                                               ------------
                                                  1,429,450
                                               ------------
             BROADCAST SERVICES/MEDIA -- 8.59%
 1,100,000   Acme Television, Series B,
               10.875%, 09/30/04.............     1,124,750
   985,000   Adelphia Communications, Series
               B,
               9.25%, 10/01/02(b)............       364,450
   425,000   Charter Communication Holdings,
               10.75%, 10/01/09..............       194,437
 1,650,000   Charter Communication Holdings,
               10.25%, 01/15/10..............       742,500
   295,000   Charter Communication Holdings,
               13.50%, 01/15/11..............        78,175
   800,000   Charter Communication Holdings,
               10.00%, 05/15/11..............       360,000
   890,000   Continental Cablevision,
               8.30%, 05/15/06...............       964,976
   625,000   Continental Cablevision,
               9.50%, 08/01/13...............       725,213
 2,105,000   Corus Entertainment, Inc.,
               8.75%, 03/01/12...............     2,239,194
   190,000   CSC Holdings, Inc.,
               7.875%, 12/15/07..............       183,588
   235,000   CSC Holdings, Inc., Series B,
               7.625%, 04/01/11..............       221,781
 1,160,000   CSC Holdings, Inc.,
               9.875%, 02/15/13..............     1,138,250
   400,000   CSC Holdings, Inc.,
               10.50%, 05/15/16..............       398,500
   145,000   Emmis Communications, Series B,
               8.125%, 03/15/09..............       150,800
   332,000   Emmis Communications,
               zero coupon, 03/15/11(1)......       268,090
 1,100,000   Entravision Communication Corp.,
               8.125%, 03/15/09..............     1,149,500
 1,045,000   Granite Broadcasting Corp.,
               10.375%, 05/15/05.............       909,150
    70,000   Granite Broadcasting Corp.,
               9.375%, 12/01/05..............        57,750
 1,500,000   Granite Broadcasting Corp.,
               8.875%, 05/15/08..............     1,237,500

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2002

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             BROADCAST SERVICES/MEDIA (CONTINUED)
$2,285,000   Insight Communications,
               zero coupon, 02/15/11(1)......  $  1,271,031
 1,250,000   Insight Midwest, L.P. / Insight
               Capital, Inc.,
               10.50%, 11/01/10..............     1,221,875
 1,255,000   Mediacom LLC,
               9.50%, 01/15/13...............     1,135,775
   120,000   Mediacom Broadband LLC,
               11.00%, 07/15/13..............       122,400
   360,000   Nextmedia Operating, Inc.,
               10.75%, 07/01/11..............       380,250
 1,000,000   Pegasus Communications Corp.,
               Series B,
               9.625%, 10/15/05..............       535,000
   250,000   Pegasus Communications Corp.,
               Series B,
               9.75%, 12/01/06...............       133,750
   160,000   Pegasus Satellite,
               12.375%, 08/01/06.............        85,600
   450,000   Radio One, Inc., Series B,
               8.875%, 07/01/11..............       483,750
                                               ------------
                                                 17,878,035
                                               ------------
             CHEMICALS -- 4.15%
 2,885,000   Avecia Group PLC,
               11.00%, 07/01/09..............     2,264,725
   350,000   Ferro Corp.,
               9.125%, 01/01/09..............       369,863
   720,000   Hercules, Inc.,
               11.125%, 11/15/07.............       806,400
   560,000   Huntsman International LLC,
               9.875%, 03/01/09..............       562,800
   550,000   Lyondell Chemical Company,
               Series A,
               9.625%, 05/01/07..............       530,750
 1,000,000   Lyondell Chemical Company --
               144A,
               9.50%, 12/15/08...............       935,000
   690,000   Lyondell Chemical Company,
               9.50%, 12/15/08...............       645,150
   320,000   Lyondell Chemical Company,
               11.125%, 07/15/12.............       316,800
   360,000   Macdermid, Inc. -- 144A,
               9.125%, 07/15/11..............       386,100
   530,000   Methanex Corp.,
               8.75%, 08/15/12...............       564,450
   225,000   Noveon, Inc., Series B,
               11.00%, 02/28/11..............       248,062

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             CHEMICALS (CONTINUED)
$  760,000   Olin Corp.,
               9.125%, 12/15/11..............  $    864,567
   210,000   Texas Petrochemical Corp.,
               11.125%, 07/01/06.............       137,550
                                               ------------
                                                  8,632,217
                                               ------------
             COMMERCIAL SERVICES -- 1.61%
   840,000   Coinmach Corp.,
               9.00%, 02/01/10...............       885,150
 1,900,000   Pierce Leahy Command Company,
               8.125%, 05/15/08..............     1,952,250
   520,000   Xerox Corp. -- 144A,
               9.75%, 01/15/09...............       501,800
                                               ------------
                                                  3,339,200
                                               ------------
             CONSTRUCTION SERVICES AND SUPPLIES -- 1.73%
 1,405,000   Associated Materials, Inc.,
               9.75%, 04/15/12...............     1,489,300
 1,150,000   Nortek, Inc., Series B,
               9.125%, 09/01/07..............     1,184,500
    70,000   Ryland Group, Inc.,
               9.75%, 09/01/10...............        77,000
   790,000   Ryland Group, Inc.,
               9.125%, 06/15/11..............       841,350
                                               ------------
                                                  3,592,150
                                               ------------
             CONSUMER GOODS AND SERVICES -- 3.75%
    35,000   Amscan Holdings, Inc.,
               9.875%, 12/15/07..............        32,375
   455,000   Bway Corp. -- 144A,
               10.00%, 10/15/10..............       474,337
 1,430,000   Fedders North America,
               9.375%, 08/15/07..............     1,093,950
    70,000   Fedders North America, Series B,
               9.375%, 08/15/07..............        53,550
   125,000   Graphic Packaging Corp.,
               8.625%, 02/15/12..............       132,187
   200,000   Kappa Beheer BV,
               10.625%, 07/15/09.............       215,000
   625,000   Resolution Performance,
               13.50%, 11/15/10..............       662,500
   495,000   Resolution Performance,
               13.50%, 11/15/10..............       524,700
 1,140,000   Riverwood International,
               10.875%, 04/01/08.............     1,151,400
 1,050,000   Salton, Inc.,
               12.25%, 04/15/08..............     1,040,813
   890,000   Smurfit-Stone Container Corp. --
               144A,
               8.25%, 10/01/12...............       912,250

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2002

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             CONSUMER GOODS AND SERVICES (CONTINUED)
$1,150,000   Stone Container Corp.,
               8.375%, 07/01/12..............  $  1,184,500
   285,000   Weight Watchers International,
               Inc.,
               13.00%, 10/01/09..............       329,175
                                               ------------
                                                  7,806,737
                                               ------------
             DIVERSIFIED SERVICES -- 0.80%
 1,500,000   Yell Finance BV,
               10.75%, 08/01/11..............     1,657,500
                                               ------------
             EDUCATION -- 0.59%
 1,250,000   Kindercare Learning Centers,
               Series B,
               9.50%, 02/15/09...............     1,218,750
                                               ------------
             ELECTRONICS -- 1.19%
 1,400,000   Flextronics International, Ltd.,
               9.875%, 07/01/10..............     1,515,500
   630,000   Sanmina-Sci Corp. -- 144A,
               10.375%, 01/15/10.............       639,450
    79,000   Solectron Corp., zero coupon,
               05/08/20(1)...................        48,881
   525,000   Solectron Corp., zero coupon,
               11/20/20(1)...................       269,062
                                               ------------
                                                  2,472,893
                                               ------------
             ENVIRONMENTAL MANAGEMENT SERVICES -- 3.04%
 1,020,000   Allied Waste North America
               Industries, Inc., Series B,
               8.875%, 04/01/08..............     1,040,400
 1,250,000   Allied Waste North America
               Industries, Inc., Series B,
               7.875%, 01/01/09..............     1,237,500
   885,000   Allied Waste North America
               Industries, Inc., Series B,
               10.00%, 08/01/09..............       882,788
   760,000   Allied Waste North America
               Industries, Inc.-144A,
               9.25%, 09/01/12...............       782,800
   650,000   Stericycle, Inc., Series B,
               12.375%, 11/15/09.............       747,500
 1,550,000   Synagro Technologies, Inc.,
               9.50%, 04/01/09...............     1,623,625
                                               ------------
                                                  6,314,613
                                               ------------
             FINANCIAL SERVICES -- 0.82%
 1,350,000   MDP Acquisitions PLC -- 144A,
               9.625%, 10/01/12..............     1,410,750
   320,000   Williams Scotsman, Inc.,
               9.875%, 06/01/07..............       297,600
                                               ------------
                                                  1,708,350
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             FOOD AND BEVERAGE -- 4.20%
$1,130,000   American Seafood Group LLC,
               10.125%, 04/15/10.............  $  1,158,250
   175,000   B&G Foods, Inc.,
               9.625%, 08/01/07..............       180,906
 1,220,000   Burns, Philp and Company,
               Ltd. -- 144A,
               9.75%, 07/15/12...............     1,177,300
   360,000   Dean Foods Company,
               8.15%, 08/01/07...............       379,335
 1,130,000   Del Monte Corp. -- 144A,
               8.625%, 12/15/02..............     1,158,250
   795,000   Luigino's, Inc.,
               10.00%, 02/01/06..............       815,869
 1,700,000   Michael Foods, Series B,
               11.75%, 04/01/11..............     1,912,500
 1,589,000   New World Pasta Company,
               9.25%, 02/15/09...............       873,950
 1,000,000   Premier International Foods PLC,
               12.00%, 09/01/09..............     1,075,000
                                               ------------
                                                  8,731,360
                                               ------------
             FUNERAL SERVICES -- 0.64%
   542,200   Alderwoods Group, Inc.,
               11.00%, 01/02/07..............       544,911
   600,000   Service Corp. International,
               7.375%, 04/15/04..............       600,750
   175,000   Stewart Enterprises,
               10.75%, 07/01/08..............       194,250
                                               ------------
                                                  1,339,911
                                               ------------
             INDUSTRIAL -- 0.54%
 1,380,000   Muzak LLC,
               9.875%, 03/15/09..............     1,131,600
                                               ------------
             INSURANCE -- 0.27%
   525,000   Willis Coroon Corp.,
               9.00%, 02/01/09...............       556,500
                                               ------------
             LEISURE AND RECREATION -- 12.48%
   700,000   AMC Entertainment, Inc.,
               9.875%, 02/01/12..............       693,000
   350,000   Ameristar Casinos, Inc.,
               10.75%, 02/15/09..............       385,000
   420,000   AMF Bowling Worldwide,
               13.00%, 02/28/08..............       426,300
   415,000   Argosy Gaming Company,
               10.75%, 06/01/09..............       458,575
   420,000   Boyd Gaming Corp.,
               8.75%, 04/15/12...............       438,900
 1,250,000   Carmike Cinemas,
               10.375%, 02/01/09.............     1,139,063
   595,000   Hilton Hotels Corp.,
               7.625%, 12/01/12..............       601,898

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2002

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             LEISURE AND RECREATION (CONTINUED)
$  645,000   HMH Properties, Inc., Series A,
               7.875%, 08/01/05..............  $    638,550
   185,000   HMH Properties, Inc., Series B,
               7.875%, 08/01/08..............       180,375
   770,000   Hockey Company,
               11.25%, 04/15/09..............       789,250
   100,000   Hollywood Casino Corp.,
               7.899%, 05/01/06..............       103,500
   110,000   Hollywood Casino Corp.,
               11.25%, 05/01/07..............       119,350
   640,000   Hollywood Casino Shreveport,
               13.00%, 08/01/06..............       662,400
   275,000   John Q. Hamons Hotels, Series B,
               8.875%, 05/15/12..............       277,750
 1,635,000   Kerzner International,
               8.875%, 08/15/11..............     1,675,875
   930,000   Majestic Star LLC, Series B,
               10.875%, 07/01/06.............       953,250
 1,085,000   Mandalay Resort Group, Series B,
               10.25%, 08/01/07..............     1,196,213
   300,000   Mandalay Resort Group,
               9.50%, 08/01/08...............       333,750
   805,000   MGM Mirage, Inc.,
               9.75%, 06/01/07...............       893,550
 1,380,000   MGM Mirage, Inc.,
               8.50%, 09/15/10...............     1,527,526
 1,800,000   Park Place Entertainment Corp.,
               7.875%, 12/15/05..............     1,836,000
   125,000   Park Place Entertainment Corp.,
               8.875%, 09/15/08..............       133,135
 1,665,000   Penn National Gaming, Inc.,
               Series B,
               11.125%, 03/01/08.............     1,831,500
   455,000   Royal Caribbean Cruises,
               8.75%, 02/02/11...............       425,425
   315,000   Six Flags, Inc.,
               9.75%, 06/15/07...............       307,125
   645,000   Six Flags, Inc., zero coupon,
               04/01/08(1)...................       627,262
   470,000   Six Flags, Inc.,
               9.50%, 02/01/09...............       455,900
   555,000   Six Flags, Inc.,
               8.875%, 02/01/10..............       524,475
 2,100,000   Venetian Casino Resort/Las Vegas
               Sands -- 144A,
               11.00%, 06/15/10..............     2,205,000
 1,894,000   Waterford Gaming LLC,
               9.50%, 03/15/10...............     1,969,760

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             LEISURE AND RECREATION (CONTINUED)
$1,000,000   Wheeling Island Gaming,
               10.125%, 12/15/09.............  $  1,035,000
 1,110,000   Wynn Las Vegas LLC,
               12.00%, 11/01/10..............     1,126,650
                                               ------------
                                                 25,971,307
                                               ------------
             MACHINERY -- 3.28%
   900,000   AGCO Corp.,
               8.50%, 03/15/06...............       913,500
   250,000   AGCO Corp.,
               9.50%, 05/1/08................       271,250
   980,000   Dresser, Inc.,
               9.375%, 04/15/11..............       989,800
   725,000   Flowserve Corp.,
               12.25%, 08/15/10..............       793,875
 1,275,000   The Manitowoc Company, Inc.,
               10.50%, 08/01/12..............     1,329,188
 1,375,000   Terex Corp., Series B,
               10.375%, 04/01/11.............     1,299,375
 1,350,000   Terex Corp.,
               9.25%, 07/15/11...............     1,236,938
                                               ------------
                                                  6,833,926
                                               ------------
             MANUFACTURING -- 3.76%
   845,000   Briggs & Stratton,
               8.875%, 03/15/11..............       914,713
   280,000   Foamex LP,
               9.875%, 06/15/07..............        88,200
   490,000   Foamex LP Capital Corp. -- 144A,
               10.75%, 04/01/09..............       345,450
   140,000   Louisiana Pacific Corp.,
               8.50%, 08/15/05...............       145,308
   445,000   Louisiana Pacific Corp.,
               10.875%, 11/15/08.............       480,600
   890,000   SPX Corp.,
               7.50%, 01/01/13...............       906,687
   395,000   Tekni-Plex, Inc.,
               12.75%, 06/15/10..............       371,300
   995,000   Tekni-Plex, Inc, Series B,
               12.75%, 06/15/10..............       935,300
 1,375,000   Transdigm, Inc.,
               10.375%, 12/01/08.............     1,430,000
   275,000   Tyco International Group SA,
               4.95%, 08/01/03...............       270,920
 1,425,000   Tyco International Group SA,
               5.80%, 08/01/06...............     1,347,898
   450,000   Tyco International Group SA,
               6.75%, 02/15/11...............       426,027
   720,000   Venture Holdings Trust, Series
               B,
               9.50%, 07/01/05...............       162,000
                                               ------------
                                                  7,824,403
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2002

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             MEDICAL AND OTHER HEALTH SERVICES -- 2.70%
$  750,000   HCA-Healthcare Company,
               8.75%, 09/01/10...............  $    864,406
   565,000   Magellan Health Services  --
               144A,
               9.375%, 11/15/07..............       449,175
 1,030,000   Pacificare Health System,
               10.75%, 06/01/09..............     1,107,250
   350,000   Rotech Healthcare, Inc. -- 144A,
               9.50%, 04/01/12...............       352,187
   660,000   Select Medical Corp.,
               9.50%, 06/15/09...............       686,400
 2,250,000   Vanguard Health Systems,
               9.75%, 08/01/11...............     2,160,000
                                               ------------
                                                  5,619,418
                                               ------------
             MEDICAL EQUIPMENT AND SUPPLIES -- 1.70%
 1,060,000   Advanced Medical Optics,
               9.25%, 07/15/10...............     1,097,100
   560,000   Alaris Medical Systems,
               11.625%, 12/01/06.............       634,900
   750,000   Alliance Imaging,
               10.375%, 04/15/11.............       735,000
   175,000   Hanger Orthopedic Group, Inc.,
               10.375%, 02/15/09.............       182,000
   895,000   Medquest, Inc. -- 144A,
               11.875%, 08/15/12.............       877,100
                                               ------------
                                                  3,526,100
                                               ------------
             METALS AND MINING -- 0.59%
   405,000   AK Steel Corp.,
               7.75%, 06/15/12...............       410,062
   815,000   Trimas Corp. -- 144A,
               9.875%, 06/15/12..............       810,925
                                               ------------
                                                  1,220,987
                                               ------------
             MOTOR VEHICLE RENTAL -- 1.02%
 1,610,000   United Rentals, Inc. -- 144A,
               10.75%, 04/15/08..............     1,593,900
   525,000   United Rentals, Inc., Series B,
               10.75%, 04/15/08..............       525,000
                                               ------------
                                                  2,118,900
                                               ------------
             OIL, COAL AND GAS -- 6.04%
   630,000   AmeriGas Partners LP,
               8.875%, 05/20/11..............       658,350
 1,115,000   Chesapeake Energy Corp., Series
               B,
               8.50%, 03/15/12...............     1,159,600
   490,000   Clark R&M, Inc.,
               8.875%, 11/15/07..............       453,250
 1,840,000   Comstock Resources, Inc.,
               11.25%, 05/01/07..............     1,959,600
   600,000   Continental Resources,
               10.25%, 08/01/08..............       537,000

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             OIL, COAL AND GAS (CONTINUED)
$  270,000   El Paso Energy Partners -- 144A,
               8.50%, 06/01/11...............  $    251,775
   360,000   El Paso Energy Partners, Series
               B,
               8.50%, 06/01/11...............       335,700
   685,000   El Paso Energy Partners -- 144A,
               10.625%, 12/01/12.............       703,837
   835,000   Encore Acquisition Company --
               144A,
               8.375%, 06/15/12..............       872,575
   100,000   Grey Wolf, Inc., Series C,
               8.875%, 07/01/07..............       102,000
   280,000   Grey Wolf, Inc.,
               8.875%, 07/01/07..............       287,000
   970,000   Parker Drilling Corp., Series B,
               10.125%, 11/15/09.............     1,003,950
   175,000   Premcor USA, Inc.,
               11.50%, 10/01/09..............       168,875
 1,325,000   Pride International, Inc.,
               10.00%, 06/01/09..............     1,437,625
   440,000   Ram Energy, Inc.,
               11.50%, 02/15/08(b)...........       129,800
 1,295,000   Sesi LLC,
               8.875%, 05/15/11..............     1,327,375
   555,000   Trico Marine Services, Inc.,
               8.875%, 05/15/12..............       516,150
   635,000   Westport Resources
               Corp. -- 144A,
               8.25%, 11/01/11...............       669,925
                                               ------------
                                                 12,574,387
                                               ------------
             OIL, COAL AND GAS: MACHINERY -- 0.09%
   185,000   Grant Prideco Escrow -- 144A,
               9.00%, 12/15/09...............       193,325
                                               ------------
             PAPER AND FOREST PRODUCTS -- 1.11%
   190,000   Buckeye Technologies, Inc.,
               9.25%, 09/15/08...............       164,350
   920,000   Caraustar Industries, Inc.,
               9.875%, 04/01/11..............       952,200
   640,000   Georgia-Pacific Corp.,
               9.50%, 12/01/11...............       630,400
   525,000   Longview Fibre Company,
               10.00%, 01/15/09..............       553,875
                                               ------------
                                                  2,300,825
                                               ------------
             PHARMACEUTICAL -- 1.18%
   760,000   AmerisourceBergen Corp. -- 144A,
               7.25%, 11/15/12...............       782,800
 1,665,000   Biovail Corp.,
               7.875%, 04/01/10..............     1,673,325
                                               ------------
                                                  2,456,125
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2002

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PIPELINES -- 1.07%
$  445,000   Plains All American Pipeline --
               144A,
               7.75%, 10/15/12...............  $    465,025
   585,000   Plains E&P Company -- 144A,
               8.75%, 07/01/12...............       611,325
   730,000   Williams Companies, Inc.,
               9.25%, 03/15/04...............       584,000
   810,000   Williams Companies, Inc., Series
               A,
               6.75%, 01/15/06...............       571,050
                                               ------------
                                                  2,231,400
                                               ------------
             PUBLISHING -- 1.45%
 1,195,000   Canwest Media, Inc.,
               10.625%, 05/15/11.............     1,281,638
   455,000   Dex Media East LLC -- 144A,
               9.875%, 11/15/09..............       489,125
   195,000   Hollinger International
               Publishing,
               9.25%, 03/15/07...............       204,506
   370,000   Vertis, Inc. -- Series B,
               10.875%, 06/15/09.............       386,650
   635,000   Vertis, Inc. -- 144A,
               10.875%, 06/15/09.............       663,575
                                               ------------
                                                  3,025,494
                                               ------------
             REAL ESTATE INVESTMENT TRUSTS -- 1.28%
   185,000   Host Marriott LP, Series G,
               9.25%, 10/01/07...............       187,775
   320,000   Ventas Realty LP,
               8.75%, 05/01/09...............       332,800
 2,045,000   Ventas Realty LP,
               9.00%, 05/01/12...............     2,147,250
                                               ------------
                                                  2,667,825
                                               ------------
             RETAIL -- 2.51%
   400,000   Advance Stores Company, Inc. --
               144A,
               10.25%, 04/15/08..............       426,000
   410,000   Asbury Automotive Group -- 144A,
               9.00%, 06/15/12...............       358,750
   400,000   Autonation, Inc.,
               9.00%, 08/01/08...............       406,000
   890,000   Hollywood Entertainment,
               9.625%, 03/15/11..............       912,250
 1,200,000   Mothers Work, Inc.,
               11.25%, 08/01/10..............     1,284,000
   280,000   Pantry, Inc.,
               10.25%, 10/15/07..............       252,700
 1,215,000   Sonic Automotive, Inc., Series
               D,
               11.00%, 08/01/08..............     1,245,375
   345,000   United Auto Group, Inc. -- 144A,
               9.625%, 03/15/12..............       336,375
                                               ------------
                                                  5,221,450
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 1.79%
$3,100,000   Fisher Scientific International,
               9.00%, 02/01/08...............  $  3,247,250
   490,000   Perkinelmer, Inc. -- 144A,
               8.875%, 01/15/13..............       485,100
                                               ------------
                                                  3,732,350
                                               ------------
             SEMICONDUCTORS -- 1.75%
   915,000   Amkor Technologies, Inc.,
               9.25%, 05/01/06...............       786,900
   185,000   Amkor Technologies, Inc.,
               9.25%, 02/15/08...............       157,250
   185,000   Amkor Technologies, Inc.,
               10.50%, 05/01/09..............       143,375
   730,000   Chippac International, Ltd.,
               Series B,
               12.75%, 08/01/09..............       770,150
   690,000   Fairchild Semiconductor,
               10.50%, 02/01/09..............       748,650
 1,395,000   On Semiconductor Corp. -- 144A,
               12.00%, 05/15/08..............     1,032,300
                                               ------------
                                                  3,638,625
                                               ------------
             SPECIAL PURPOSE ENTITIES -- 2.92%
 1,206,592   Caithness Coso Funding Corp.,
               Series B,
               9.05%, 12/15/09...............     1,188,493
 1,250,000   Chukchansi Economic Develop-
               ment Authority -- 144A,
               14.50%, 06/15/09..............     1,256,250
   580,000   ONO Finance PLC,
               13.00%, 05/01/09..............       182,700
   900,000   ONO Finance PLC,
               14.00%, 02/15/11..............       283,500
   150,000   PCA LLC/PCA Finance Corp. --
               144A,
               11.875%, 08/01/09.............       153,000
   882,000   Peabody Energy Corp., Series B,
               8.875%, 05/15/08..............       930,510
 1,892,275   Port Arthur Finance Corp.,
               12.50%, 01/15/09..............     2,090,964
                                               ------------
                                                  6,085,417
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2002

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             SYNDICATED BANK LOANS -- 1.14%
$  210,000   American Tower Corp., Term loan,
               3.90% - 4.33%, 12/31/07.......  $    191,706
   800,000   Century Cable Holdings, Term
               loan, 6.75%, 06/30/09.........       583,400
 1,000,000   IPCS, Term loan,
               5.19%, 06/30/08...............       621,000
   500,000   Nextel Communications, Term
               loan, 4.44%, 03/31/09.........       452,969
   598,437   Spectrasite Communications,
               Inc., Term loan,
               5.35% - 6.34%, 12/31/07.......       528,308
                                               ------------
                                                  2,377,383
                                               ------------
             TELECOMMUNICATIONS EQUIPMENT AND
               SERVICES -- 5.15%
 1,175,000   American Tower Corp.,
               9.375%, 02/01/09..............       922,375
   185,000   AT&T Wireless Services, Inc.,
               8.125%, 05/01/12..............       186,286
 2,000,000   Colt Telecommunications Group
               PLC, 12.00%, 12/15/06.........     1,350,000
   190,000   Crown Castle International
               Corp.,
               10.75%, 08/01/11..............       167,200
 1,380,000   Echostar Corp.,
               9.125%, 01/15/09..............     1,459,350
 1,000,000   IWO Holdings, Inc.,
               14.00%, 01/15/11..............       175,000
 1,400,000   Nextel Communications,
               10.65%, 09/15/07..............     1,344,000
   580,000   Nextel Communications,
               12.00%, 11/01/08..............       574,200
   570,000   Nextel Communications,
               9.375%, 11/15/09..............       518,700
   455,000   Nextel Communications,
               9.50%, 02/01/11...............       411,775
 1,165,000   Nextel Partners, Inc.,
               11.00%, 03/15/10..............       996,075
    89,717   NII Holdings, Ltd.,
               13.00%, 11/01/09..............        67,736
 1,450,000   Qwest Corp. -- 144A,
               8.875%, 03/15/12..............     1,413,750
 1,035,000   Qwest Services Corp. -- 144A,
               13.50%, 12/15/10..............     1,081,575
   810,000   Ubiquitel Operating Company,
               zero coupon, 04/15/10(1)......        52,650
                                               ------------
                                                 10,720,672
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             TRANSPORTATION -- 1.49%
$  915,000   Hornbeck-Leevac Marine
               Services -- 144A,
               10.625%, 08/01/08.............  $    969,900
   200,000   Kansas City Southern Industries,
               Inc.,
               9.50%, 10/01/08...............       221,250
   715,000   Pacer International, Inc.,
               Series B,
               11.75%, 06/01/07..............       740,025
 1,115,000   Petroleum Helicopters, Inc. --
               144A,
               9.375%, 05/01/09..............     1,177,719
                                               ------------
                                                  3,108,894
                                               ------------
             UTILITIES -- 0.32%
   635,000   National Waterworks, Inc. --
               144A,
               10.50%, 12/01/12..............       665,956
                                               ------------
             UTILITIES: ELECTRIC -- 0.81%
   145,000   AES Corp. --
               144A, 10.00%, 07/15/05........       138,475
   240,000   AES Corp.,
               9.375%, 09/15/10..............       145,200
 1,425,000   AES Corp.,
               8.875%, 02/15/11..............       833,625
   580,000   Illinois Power Corp. -- 144A,
               11.50%, 12/15/10..............       562,600
                                               ------------
                                                  1,679,900
                                               ------------
             TOTAL CORPORATE BONDS AND NOTES
               (Cost $203,508,673)...........   198,421,780
                                               ------------
  SHARES
  ------
             COMMON STOCK -- 0.26%
             LEISURE AND RECREATION -- 0.20%
    50,000   Park Place Entertainment
               Corp.(a)......................       420,000
                                               ------------
             TELECOMMUNICATIONS EQUIPMENT AND
               SERVICES -- 0.06%
     1,752   FLAG Telecom Group Ltd.(a)......        12,266
     9,710   NII Holdings, Inc. -- Class
               B(a)..........................       112,639
                                               ------------
                                                    124,905
                                               ------------
             TOTAL COMMON STOCK
               (Cost $2,243,551).............       544,905
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                          VALUE
  ------                                       ------------
             PREFERRED STOCK -- 0.50%
       220   Broadwing Communications,
               Series B, 12.50%..............  $     20,075
    10,600   CSC Holdings, Inc., Series M,
               11.125%.......................       988,450
        39   Nextel Communications, Inc.,
               Series D, 13.00%..............        36,194
                                               ------------
             TOTAL PREFERRED STOCK
               (Cost $1,364,284).............     1,044,719
                                               ------------
             WARRANTS -- 0.00%
     1,000   IPCS, Inc. -- 144A, Expires
               07/15/10(a)...................            --
     1,000   IWO Holdings, Inc. -- 144A,
               Expires 01/15/11(a)...........            --
     1,000   ONO Finance PLC, Expires
               03/16/11(a)...................            --
       250   Ubiquitel, Inc. -- 144A, Expires
               04/15/10(a)...................            --
                                               ------------
             TOTAL WARRANTS (Cost $3)........            --
                                               ------------
             TOTAL SECURITIES
               (Cost $207,116,511)...........   200,011,404
                                               ------------
PRINCIPAL
---------
             REPURCHASE AGREEMENT -- 0.40%
$  827,189   With Investors Bank &
               Trust, dated 12/31/02,
               1.00%, due 01/02/03,
               repurchase proceeds at
               maturity $827,235
               (Collateralized by
               Freddie Mac, 1.87%,
               due 11/15/31, with a value of
               $870,188)
               (Cost $827,189)...............       827,189
                                               ------------
             Total Investments -- 96.52%
               (Cost $207,943,700)...........   200,838,593
             Other assets less liabilities --
               3.48%.........................     7,246,942
                                               ------------
             NET ASSETS -- 100.00%...........  $208,085,535
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2002 is $208,233,747.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $  7,592,893
    Gross unrealized depreciation..........   (14,988,047)
                                             ------------
    Net unrealized depreciation............  $ (7,395,154)
                                             ============

---------------

(a) Non-income producing security.

(b) Bond in default.

(1) Represents a zero coupon bond which will convert to an interest-bearing security at a later date.

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2002

  SHARES                                 VALUE       COUNTRY
  ------                             -------------   -------
              COMMON STOCK -- 96.05%
              AEROSPACE -- 0.58%
  1,892,144   Bae Systems PLC......  $   3,779,747      UK
                                     -------------
              AIRLINES -- 0.47%
    573,000   Japan Airlines
                Company, Ltd.(c)...      1,222,152     JPN
    317,000   Singapore Airlines,
                Ltd. ..............      1,864,372     SIN
                                     -------------
                                         3,086,524
                                     -------------
              AUTOMOBILES -- 3.68%
     65,300   Bayerische Motoren
                Werke AG(a)........      1,981,568     GER
     80,900   DaimlerChrysler
                AG(a)..............      2,491,461     GER
     40,000   Honda Motor Company,
                Ltd. ..............      1,480,356     JPN
    612,000   Mitsubishi Motors
                Corp.(a)(c)........      1,315,616     JPN
    903,000   Nissan Motor Company,
                Ltd. ..............      7,049,179     JPN
    119,100   Renault SA...........      5,596,211     FRA
    394,000   Suzuki Motor
                Corp.(a)...........      4,284,789     JPN
                                     -------------
                                        24,199,180
                                     -------------
              BANKS -- 10.18%
    459,155   ABN AMRO Holding
                NV.................      7,506,266     NET
    105,240   Allied Irish Banks
                PLC................      1,420,098     IRE
    294,790   Australia & New
                Zealand Bank Group,
                Ltd. ..............      2,883,105     AUS
    707,400   Banco Bilbao Vizcaya
                Argentaria, SA.....      6,769,535     SPA
     43,800   Bank of Nova
                Scotia(a)..........      1,460,371     CDA
    396,600   Barclays PLC.........      2,459,872      UK
    180,600   BNP Paribas, SA......      7,358,403     FRA
    210,427   Credit Suisse
                Group(c)...........      4,567,213     SWI
    245,250   ForeningsSparbanken
                AB.................      2,906,114     SWE
    312,900   Hang Seng Bank,
                Ltd. ..............      3,330,289     HNG
    362,100   HBOS PLC.............      3,820,915      UK
     97,000   National Australia
                Bank, Ltd. ........      1,736,058     AUS
    188,000   Oversea-Chinese
                Banking Corp.,
                Ltd. ..............      1,046,070     SIN
    453,000   Royal Bank of
                Scotland Group
                PLC................     10,859,225      UK
    400,800   Standard Chartered
                PLC................      4,558,579      UK

  SHARES                                 VALUE       COUNTRY
  ------                             -------------   -------
              COMMON STOCK (CONTINUED)
              BANKS (CONTINUED)
    100,000   Svenska Handelsbanken
                AB -- Class A(a)...  $   1,334,510     SWE
     58,200   UBS AG(c)............      2,829,573     SWI
                                     -------------
                                        66,846,196
                                     -------------
              BROADCAST SERVICES/MEDIA -- 2.01%
    221,662   News Corp., Ltd. ....      1,434,441     AUS
    928,806   Reuters Group PLC....      2,655,921      UK
     55,000   Societe Television
                Francaise..........      1,469,331     FRA
    177,207   Singapore Press
                Holdings, Ltd. ....      1,859,628     SIN
    360,252   Vivendi Universal
                SA.................      5,817,601     FRA
                                     -------------
                                        13,236,922
                                     -------------
              BUILDING MATERIALS -- 0.81%
     29,296   Holcim, Ltd. -- Class
                B..................      5,319,995     SWI
                                     -------------
              CHEMICALS -- 1.69%
    172,900   BOC Group PLC........      2,473,456      UK
     34,550   L'Air Liquide SA.....      4,557,024     FRA
     45,500   Nitto Denko
                Corp.(a)...........      1,296,495     JPN
     61,300   Norsk Hydro ASA......      2,746,957     NOR
        200   Norsk Hydro ASA
                (ADR)(a)...........          8,882     NOR
                                     -------------
                                        11,082,814
                                     -------------
              COMMERCIAL SERVICES -- 0.18%
    145,000   Brambles Industries,
                Ltd. ..............        384,163     AUS
    338,300   Brambles Industries
                PLC................        828,395      UK
                                     -------------
                                         1,212,558
                                     -------------
              COMPUTER AND OFFICE EQUIPMENT -- 0.81%
     78,000   Canon, Inc. .........      2,939,305     JPN
     59,000   TDK Corp. ...........      2,377,505     JPN
                                     -------------
                                         5,316,810
                                     -------------
              COMPUTER SOFTWARE AND SERVICES -- 0.00%
        600   Fuji Soft ABC,
                Inc. ..............          9,484     JPN
                                     -------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 2.67%
    216,200   Bouygues SA..........      6,038,963     FRA
    254,600   CRH PLC..............      3,152,381     IRE
     46,000   Rohm Company,
                Ltd.(a)............      5,859,554     JPN
    351,000   Sekisui House,
                Ltd. ..............      2,485,571     JPN
                                     -------------
                                        17,536,469
                                     -------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                 VALUE       COUNTRY
  ------                             -------------   -------
              COMMON STOCK (CONTINUED)
              CONSUMER GOODS AND SERVICES -- 3.40%
     64,200   Altadis SA...........  $   1,464,511     SPA
     54,600   Essilor International
                SA CIE Generale
                D'Optique..........      2,248,696     FRA
     39,700   Hoya Corp. ..........      2,781,207     JPN
    200,000   Nikon Corp.(a)(c)....      1,503,960     JPN
    168,350   Sony Corp.(a)........      7,039,421     JPN
    361,000   Swire Pacific,
                Ltd. -- Class A....      1,379,489     HNG
     46,000   Unilever NV..........      2,826,070     NET
    323,400   Unilever PLC.........      3,079,091      UK
                                     -------------
                                        22,322,445
                                     -------------
              DISTRIBUTOR -- 0.41%
     76,600   Hagemeyer NV.........        554,592     NET
  2,232,000   Li & Fung, Ltd. .....      2,117,945     HNG
                                     -------------
                                         2,672,537
                                     -------------
              DIVERSIFIED SERVICES -- 0.09%
     36,300   TUI AG(a)............        615,525     GER
                                     -------------
              ELECTRONICS -- 5.57%
     81,222   Advantest Corp. .....      3,642,734     JPN
     44,100   Epcos AG(c)..........        456,726     GER
     37,300   Hirose Electric
                Company, Ltd. .....      2,848,914     JPN
    353,000   Hitachi, Ltd. .......      1,354,037     JPN
    138,000   Hon Hai Precision
                Industry Company,
                Ltd. (GDR)(a)......      1,048,800     TWN
  1,939,000   Johnson Electric
                Holdings, Ltd. ....      2,125,920     HNG
      9,990   Keyence Corp. .......      1,739,112     JPN
    122,700   Koninklijke (Royal)
                Philips Electronics
                NV.................      2,150,097     NET
     13,000   Koninklijke (Royal)
                Philips Electronics
                NV (ADR)...........        229,840     NET
     45,500   Murata Manufacturing
                Company, Ltd. .....      1,783,636     JPN
    690,000   NEC Corp. ...........      2,582,670     JPN
    112,669   Samsung Electronics
                (GDR)(a)...........     15,125,813     KOR
    190,000   Venture Corp.,
                Ltd. ..............      1,522,812     SIN
                                     -------------
                                        36,611,111
                                     -------------

  SHARES                                 VALUE       COUNTRY
  ------                             -------------   -------
              COMMON STOCK (CONTINUED)
              ENGINEERING -- 0.33%
     55,461   Chudenko Corp. ......  $     689,641     JPN
  1,580,000   Singapore
                Technologies
                Engineering,
                Ltd. ..............      1,503,212     SIN
                                     -------------
                                         2,192,853
                                     -------------
              FINANCIAL SERVICES -- 4.39%
     59,800   ACOM Company,
                Ltd. ..............      1,966,110     JPN
     41,160   AIFUL Corp. .........      1,547,579     JPN
    400,010   Compagnie Financiere
                Richemont AG.......      7,466,547     SWI
    459,000   Daiwa Securities
                Group, Inc. .......      2,039,245     JPN
    470,000   DBS Group Holdings,
                Ltd. ..............      2,981,022     SIN
     87,700   Irish Permanent PLC..        947,835     IRE
     21,200   Muenchener
                Rueckversicherungs-
                Gesellschaft AG....      2,535,938     GER
    747,000   Nikko Cordial
                Corp. .............      2,518,959     JPN
    251,000   Nomura Holdings,
                Inc. ..............      2,822,746     JPN
     62,080   Orix Corp. ..........      4,003,645     JPN
                                     -------------
                                        28,829,626
                                     -------------
              FOOD AND BEVERAGE -- 4.50%
    275,000   Compass Group PLC....      1,461,983      UK
    557,705   Fosters Group,
                Ltd. ..............      1,414,730     AUS
     28,300   Groupe Danone........      3,806,908     FRA
    245,143   Heineken NV..........      9,568,863     NET
     61,500   Heineken Holding
                NV -- Class A......      1,784,300     NET
     50,900   Koninklijke Numico
                NV.................        640,912     NET
      5,100   LVMH Moet Hennessy
                Louis Vuitton SA...        209,508     FRA
     43,700   Nestle SA............      9,263,565     SWI
    275,000   Tate & Lyle PLC......      1,395,543      UK
                                     -------------
                                        29,546,312
                                     -------------
              INSURANCE -- 3.94%
     18,000   Allianz AG(a)........      1,712,137     GER
     61,300   Assicurazioni
                Generali Spa(a)....      1,260,708     ITA
      2,300   Fairfax Financial
                Holdings,
                Ltd.(a)............        176,366     CDA
    229,904   ING Groep NV.........      3,893,562     NET
    329,000   Mitsui Sumitomo
                Insurance Company,
                Ltd. ..............      1,514,354     JPN

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                 VALUE       COUNTRY
  ------                             -------------   -------
              COMMON STOCK (CONTINUED)
              INSURANCE (CONTINUED)
    588,600   Prudential PLC.......  $   4,162,756      UK
    341,504   QBE Insurance Group,
                Ltd.(a)............      1,568,938     AUS
    176,303   Swiss Re.............     11,569,003     SWI
                                     -------------
                                        25,857,824
                                     -------------
              INTERNET SERVICES -- 1.04%
    100,000   Thomson Corp. .......      2,673,000     CDA
    157,024   Thomson Corp.(a).....      4,175,645     CDA
                                     -------------
                                         6,848,645
                                     -------------
              INVESTMENT HOLDING COMPANY -- 0.44%
    456,800   Hutchison Whampoa,
                Ltd. ..............      2,858,563     HNG
                                     -------------
              LEISURE AND RECREATION -- 0.31%
     68,100   Accor SA.............      2,062,252     FRA
                                     -------------
              MANUFACTURING -- 3.50%
    308,500   Assa Abloy AB........      3,531,369     SWE
  1,298,000   Mitsubishi Heavy
                Industries,
                Ltd. ..............      3,173,350     JPN
     75,200   Schneider Electric
                SA.................      3,557,923     FRA
    130,900   Siemens AG(a)........      5,562,792     GER
    607,214   Smiths Group PLC.....      6,803,529      UK
      4,500   THK Company,
                Ltd.(a)............         49,583     JPN
     27,600   Ushio, Inc. .........        302,479     JPN
                                     -------------
                                        22,981,025
                                     -------------
              METALS AND MINING -- 2.49%
    407,500   Alumina, Ltd. .......      1,125,556     AUS
    203,975   BHP Billiton,
                Ltd. ..............      1,167,063     AUS
  1,096,409   BHP Billiton PLC.....      5,859,758      UK
     65,000   Companhia Vale do Rio
                Doce (CVRD)
                (ADR)(c)...........      1,787,500     BRA
     59,000   Companhia Vale do Rio
                Doce (CVRD)
                (ADR)(c)...........      1,705,690     BRA
     37,163   Pechiney SA -- Class
                A..................      1,303,994     FRA
    120,900   ThyssenKrupp AG(a)...      1,351,058     GER
    407,500   WMC, Ltd.(c).........        969,361     AUS
    102,000   Xstrata PLC(a)(c)....      1,066,451      UK
                                     -------------
                                        16,336,431
                                     -------------
              OIL AND GAS -- 5.77%
    955,800   BG Group PLC.........      4,126,667      UK
    577,000   Centrica PLC.........      1,589,520      UK
    573,400   Eni Spa(a)...........      9,115,225     ITA
     13,700   Royal Dutch Petroleum
                Company............        603,074     NET

  SHARES                                 VALUE       COUNTRY
  ------                             -------------   -------
              COMMON STOCK (CONTINUED)
              OIL AND GAS (CONTINUED)
    371,900   Royal Dutch Petroleum
                Company............  $  16,370,294     NET
    518,300   Statoil ASA..........      4,375,903     NOR
    112,200   Suncor Energy,
                Inc. ..............      1,754,685     CDA
                                     -------------
                                        37,935,368
                                     -------------
              PAPER AND FOREST PRODUCTS -- 0.85%
    180,000   Abitibi-Consolidated,
                Inc.(a)............      1,382,418     CDA
    189,000   Sumitomo Forestry
                Company, Ltd. .....      1,045,227     JPN
     98,000   UPM-Kymmene Oyj......      3,146,633     FIN
                                     -------------
                                         5,574,278
                                     -------------
              PHARMACEUTICALS -- 10.54%
    163,100   AstraZeneca PLC......      5,833,157      UK
    453,128   AstraZeneca PLC......     15,951,737      UK
     40,062   AstraZeneca PLC
                (ADR)..............      1,405,776      UK
    211,500   Chugai Pharmaceutical
                Company, Ltd. .....      2,014,791     JPN
     70,000   GlaxoSmithKline PLC..      1,344,224      UK
    285,871   Novartis AG..........     10,434,234     SWI
     42,400   Roche Holding AG.....      2,955,606     SWI
    150,000   Sankyo Company,
                Ltd. ..............      1,882,905     JPN
    336,580   Sanofi-Synthelabo
                SA.................     20,572,274     FRA
    256,000   Shionogi & Company,
                Ltd. ..............      3,621,376     JPN
    126,000   Shire Pharmaceuticals
                Group PLC(c).......        806,879      UK
     37,000   Takeda Chemical
                Industries,
                Ltd. ..............      1,547,125     JPN
     29,000   Yamanouchi
                Pharmaceutical
                Company, Ltd. .....        841,006     JPN
                                     -------------
                                        69,211,090
                                     -------------
              PUBLISHING -- 1.26%
    115,000   DAI Nippon Printing
                Company, Ltd. .....      1,272,935     JPN
    578,400   Pearson PLC..........      5,353,208      UK
     63,724   VNU NV...............      1,661,603     NET
                                     -------------
                                         8,287,746
                                     -------------
              REAL ESTATE -- 1.92%
    523,000   Cheung Kong Holdings,
                Ltd. ..............      3,403,579     HNG
    888,000   Hang Lung Properties,
                Ltd. ..............        859,762     HNG
    746,000   Hong Kong Land
                Holdings, Ltd. ....      1,029,480     HNG

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                 VALUE       COUNTRY
  ------                             -------------   -------
              COMMON STOCK (CONTINUED)
              REAL ESTATE (CONTINUED)
    337,000   Mitsubishi Estate
                Company, Ltd.(a)...  $   2,568,277     JPN
    444,000   Mitsui Fudosan
                Company, Ltd. .....      2,882,137     JPN
    185,000   Sumitomo Realty &
                Development
                Company, Ltd.(a)...        753,283     JPN
    183,000   Sun Hung Kai
                Properties,
                Ltd. ..............      1,084,165     HNG
                                     -------------
                                        12,580,683
                                     -------------
              RETAIL -- 3.09%
    248,000   Aeon Company, Ltd. ..      5,874,897     JPN
    252,600   Industria de Diseno
                Textil, SA.........      5,966,336     SPA
    396,666   Marks & Spencer PLC..      2,012,961      UK
     76,800   Metro AG.............      1,833,331     GER
      9,100   SHIMAMURA Company,
                Ltd. ..............        579,969     JPN
    630,400   Woolworths, Ltd. ....      4,051,076     AUS
                                     -------------
                                        20,318,570
                                     -------------
              SEMICONDUCTORS -- 2.70%
     43,100   Aixtron AG...........        205,772     GER
    512,400   Arm Holdings PLC(c)..        396,239      UK
     13,500   ASML Holding NV(c)...        112,757     NET
    140,000   ASML Holding NV(c)...      1,170,400     NET
    129,700   Infineon Technologies
                AG(a)(c)...........        951,298     GER
    100,700   STMicroelectronics
                NV(a)..............      1,964,657     SWI
    163,500   STMicroelectronics
                NV.................      3,204,731     SWI
    373,259   Taiwan Semiconductor
                Manufacturing
                Company, Ltd.
                (ADR)(c)...........      2,631,476     TWN
    157,400   Tokyo Electron,
                Ltd. ..............      7,125,592     JPN
                                     -------------
                                        17,762,922
                                     -------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 14.45%
    228,500   America Movil SA de
                CV -- Series L
                (ADR)..............      3,281,260     MEX
    272,300   BCE, Inc.(a).........      4,913,599     CDA
    345,100   Deutsche Telekom AG..      4,435,881     GER
     53,906   Ericsson (LM)
                Telephone Company
                (ADR)(a)(c)........        363,326     SWE
     79,200   Hellenic
                Telecommunications
                Organization SA....        872,594     GRE

  SHARES                                 VALUE       COUNTRY
  ------                             -------------   -------
              COMMON STOCK (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
        364   Japan Telecom
                Holdings Company,
                Ltd. ..............  $   1,129,253     JPN
    975,600   Koninklijke KPN
                NV(c)..............      6,346,863     NET
  1,659,000   mm02, PLC(c).........      1,182,701      UK
        251   Nippon Telegraph and
                Telephone Corp. ...        911,996     JPN
    610,900   Nokia Oyj............      9,711,355     FIN
      2,326   NTT DoCoMo, Inc. ....      4,294,335     JPN
  7,285,000   Singapore
                Telecommunications,
                Ltd. ..............      5,208,775     SIN
    193,100   Societe Europeenne
                des Satellites
                (FDR)..............      1,165,069     LUX
     28,658   Swisscom AG..........      8,303,813     SWI
  1,212,580   Telecom Corporation
                of New Zealand,
                Ltd. ..............      2,880,484     NZE
    235,000   Telecom Italia
                Spa(a).............      1,186,069     ITA
    626,098   Telefonaktiebolaget
                LM Ericsson AB --
                Class B(c).........        439,396     SWE
    205,900   Telefonos De Mexico
                SA de CV
                (ADR)(a)...........      6,584,682     MEX
    208,300   Telus Corp. .........      2,129,951     CDA
 15,823,740   Vodafone Group PLC...     28,870,414      UK
     31,000   Vodafone Group PLC
                (ADR)..............        561,720      UK
     16,200   Vodafone Telecel --
                Comunicacoes
                Pessoais, SA.......        125,790     POR
                                     -------------
                                        94,899,326
                                     -------------
              TEXTILES -- 0.36%
  1,102,000   Toray Industries,
                Inc. ..............      2,341,089     JPN
                                     -------------
              TOYS -- 0.23%
     16,500   Nintendo Corp.,
                Ltd. ..............      1,542,615     JPN
                                     -------------
              TRANSPORTATION -- 0.42%
    487,000   Tokyu Corp.(a).......      1,716,139     JPN
     80,000   Yamato Transport
                Company, Ltd. .....      1,045,352     JPN
                                     -------------
                                         2,761,491
                                     -------------
              UTILITIES: ELECTRIC -- 0.97%
     20,500   Chubu Electric Power
                Company, Inc. .....        366,380     JPN
    110,800   Kansai Electric Power
                Company, Inc. .....      1,674,797     JPN

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2002

  SHARES                                 VALUE       COUNTRY
  ------                             -------------   -------
              COMMON STOCK (CONTINUED)
              UTILITIES: ELECTRIC (CONTINUED)
    587,200   National Grid Group
                PLC................  $   4,318,386      UK
                                     -------------
                                         6,359,563
                                     -------------
              TOTAL COMMON STOCK
                (Cost
                $769,492,688)......    630,936,589
                                     -------------
              REGULATED INVESTMENT COMPANY -- 0.46%
  2,993,874   Merrimac Cash
                Fund -- Premium
                Class(b) (Cost
                $2,993,874)........      2,993,874     USA
                                     -------------
 PRINCIPAL
 ---------
              RIGHTS -- 0.00%
$   390,900   TI Group(c) (Cost
                $0)................             --      UK
                                     -------------
              COMMERCIAL PAPER -- 0.14%
    907,235   Morgan Stanley,
                Floating Rate,
                1.39%(+),
                05/07/03(b) (Cost
                $907,235)..........  $     907,235     USA
                                     -------------
              TIME DEPOSITS -- 3.05%
    907,235   American Express
                Centurion Bank,
                1.38%,
                01/27/03(b)........        907,235     USA
  3,823,267   Bank of Montreal,
                1.32%,
                01/30/03(b)........      3,823,267     USA
    907,235   Barclays PLC,
                1.32%,
                02/14/03(b)........        907,235     USA
  2,721,704   Bayerische
                HypoVereinsbank,
                1.71%,
                01/10/03(b)........      2,721,704     USA
  4,626,897   BNP Paribas,
                1.32%,
                02/07/03(b)........      4,626,897     USA
  2,268,087   Royal Bank of
                Scotland,
                1.33%,
                01/15/03(b)........      2,268,087     USA
  4,808,344   Royal Bank of
                Scotland,
                1.78%,
                01/21/03(b)........      4,808,344     USA
                                     -------------
              TOTAL TIME DEPOSITS
                (Cost
                $20,062,769).......     20,062,769
                                     -------------
              SHORT TERM CORPORATE NOTES -- 5.33%
    907,234   Canadian Imperial
                Bank of Commerce,
                Floating Rate,
                1.25%(+),
                11/04/03(b)........        907,234     USA
  2,268,087   Goldman Sachs Group,
                Inc., Floating
                Rate,
                1.43%(+),
                01/03/03(b)........      2,268,087     USA

 PRINCIPAL                               VALUE       COUNTRY
 ---------                           -------------   -------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$ 2,721,704   Goldman Sachs Group,
                Inc., Floating
                Rate,
                1.41%(+),
                02/03/03(b)........  $   2,721,704     USA
  3,266,045   Goldman Sachs Group,
                Inc., Floating
                Rate,
                1.32%(+),
                03/21/03(b)........      3,266,045     USA
  4,536,173   Honda Motor Company,
                Ltd., Floating
                Rate,
                1.41%(+),
                04/08/03(b)........      4,536,173     USA
  5,897,025   Merrill Lynch &
                Company,
                Floating Rate,
                1.34%(+),
                04/16/03(b)........      5,897,025     USA
    453,617   Merrill Lynch &
                Company,
                Floating Rate,
                1.33%(+),
                11/26/03(b)........        453,617     USA
 11,340,433   Morgan Stanley,
                Floating Rate,
                1.36%(+),
                03/25/03(b)........     11,340,433     USA
  1,814,469   Morgan Stanley,
                Floating Rate,
                1.36%(+),
                09/26/03(b)........      1,814,469     USA
  1,814,469   National City Corp.,
                Floating Rate,
                1.25%(+),
                01/23/03(b)........      1,814,469     USA
                                     -------------
              TOTAL SHORT TERM
                CORPORATE NOTES
                (Cost
                $35,019,256).......     35,019,256
                                     -------------
              TOTAL SECURITIES
                (Cost
                $828,475,822)......    689,919,723
                                     -------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2002

 PRINCIPAL                               VALUE       COUNTRY
 ---------                           -------------   -------
              REPURCHASE AGREEMENTS -- 3.80%
$   907,235   With Morgan Stanley,
                dated 12/31/02,
                1.42%, due
                01/02/03,
                repurchase proceeds
                at maturity
                $907,306
                (Collateralized by
                Callable Government
                Agency Backed
                Receipts, zero
                coupon, due
                01/15/21, with a
                value of
                $925,393)(b).......  $     907,235     USA
 24,047,982   With Investors Bank &
                Trust, dated
                12/31/02,
                1.00%, due
                01/02/03,
                repurchase proceeds
                at maturity
                $24,049,318
                (Collateralized by
                Fannie Mae,
                4.20%, due
                12/01/32, with a
                value of
                $25,250,382).......     24,047,982     USA
                                     -------------
              TOTAL REPURCHASE
                AGREEMENTS
                (Cost
                $24,955,217).......     24,955,217
                                     -------------
              Total
              Investments -- 108.83%
                (Cost
                $853,431,039)......    714,874,940
              Liabilities less
                other
               assets -- (8.83)%...    (57,986,592)
                                     -------------
              NET
                ASSETS -- 100.00%..  $ 656,888,348
                                     =============

The aggregate cost of securities for federal income tax purposes at December 31, 2002 is $854,477,230.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation........  $  32,260,537
    Gross unrealized depreciation........   (171,862,827)
                                           -------------
    Net unrealized depreciation..........  $(139,602,290)
                                           =============

---------------

(a)    All or part of the security is on loan.

(b)    Collateral for securities on loan.

(c)    Non-income producing security.

(ADR) American Depository Receipt.

(FDR) Foreign Depository Receipt.

(GDR) Global Depository Receipt.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate. The rate shown was in effect at December 31, 2002.

                                       PERCENT OF TOTAL
COUNTRY COMPOSITION                  INVESTMENTS AT VALUE
-------------------                  --------------------
Australia (AUS)....................          2.34%
Brazil (BRA).......................          0.49%
Canada (CDA).......................          2.61%
Finland (FIN)......................          1.80%
France (FRA).......................          9.04%
Germany (GER)......................          3.38%
Greece (GRE).......................          0.12%
Hong Kong (HNG)....................          2.54%
Ireland (IRE)......................          0.77%
Italy (ITA)........................          1.62%
Japan (JPN)........................         17.24%
Korea (KOR)........................          2.12%
Luxembourg (LUX)...................          0.16%
Mexico (MEX).......................          1.38%
Netherlands (NET)..................          7.75%
New Zealand (NZE)..................          0.40%
Norway (NOR).......................          1.00%
Portugal (POR).....................          0.02%
Singapore (SIN)....................          2.24%
Spain (SPA)........................          1.99%
Sweden (SWE).......................          1.20%
Switzerland (SWI)..................          9.49%
Taiwan (TWN).......................          0.51%
United Kingdom (UK)................         18.05%
United States (USA)................         11.74%
                                            ------
TOTAL PERCENTAGE...................        100.00%
                                            ======

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

Diversified Investors Portfolios (the "Series Portfolio"), a series trust organized on September 1, 1993, under the laws of the State of New York, is composed of sixteen different series that are, in effect, separate investment funds: the Money Market Portfolio, the High Quality Bond Portfolio, the Intermediate Government Bond Portfolio, the Core Bond Portfolio, the Balanced Portfolio, the Value & Income Portfolio, the Growth & Income Portfolio, the Equity Growth Portfolio, the Mid-Cap Value Portfolio, the Mid-Cap Growth Portfolio, the Small-Cap Value Portfolio, the Special Equity Portfolio, the Small-Cap Growth Portfolio, the Aggressive Equity Portfolio, the High-Yield Bond Portfolio, and the International Equity Portfolio (each a "Series"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

2. SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATION:

Short-term securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the bid price on the Nasdaq system for unlisted national market issues, or at the last quoted bid price for securities not reported on the Nasdaq system. Bonds are valued at the mean of the last available bid and asked prices by an independent pricing service. All other securities are valued at their fair value as determined by the Board of Trustees.

     B. REPURCHASE AGREEMENTS:

Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series investment advisor, subject to the seller's agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to 102% for domestic securities and 105% for international securities of the repurchase price at all times. If the value of the underlying securities falls below the value of the repurchase price, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

     C. FOREIGN CURRENCY TRANSLATION:

The accounting records of each Series are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred.

The Series does not isolate gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on securities. Net realized gains and losses on foreign currency transactions represent net foreign exchange gains and losses on disposition of foreign currencies and foreign currency forward contracts, and the difference between the amount of invest-

                        DIVERSIFIED INVESTORS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ment income receivable and foreign withholding taxes receivable recorded on the Series' books and the U.S. dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities (other than investments in securities) and foreign currency forward contracts, resulting from changes in the prevailing exchange rates.

     D. FOREIGN CURRENCY FORWARD CONTRACTS:

Each Series, with the exception of the Money Market Series, may enter into foreign currency forward contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Series' portfolio securities. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency forward contract fluctuates with changes in forward currency exchange rates. Foreign currency forward contracts are marked to market daily and the change in value is recorded by the Series as an unrealized foreign exchange gain or loss. When a foreign currency forward contract is extinguished, through delivery or by entering into another offsetting foreign currency forward contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Series' Statement of Assets and Liabilities. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

     E. OPTIONS:

Each Series, with the exception of the Money Market Series, may purchase and write (sell) call and put options on securities indices for the purpose of protecting against an anticipated decline in the value of the securities held by that Series. Index options are marked to market daily and the change in value is recorded by the Series as an unrealized gain or loss. A realized gain or loss equal to the difference between the exercise price and the value of the index is recorded by the Series upon cash settlement of the option. The use of index options may expose the Series to the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted or the value of the securities in the index may not move in direct correlation with the movements of the Series portfolio. In addition, there is the risk the Series may not be able to enter into a closing transaction because of an illiquid secondary market.

Transactions in written options for the year ended December 31, 2002 were as follows:

                                                            CORE BOND               BALANCED
                                                      ---------------------   --------------------
                                                      NUMBER OF               NUMBER OF
                                                      CONTRACTS   PREMIUMS    CONTRACTS   PREMIUMS
                                                      ---------   ---------   ---------   --------
Options outstanding at beginning of year............      --      $      --       --      $     --
Options written.....................................     280        416,294       52        77,368
Options terminated in closing purchase
  transactions......................................    (280)      (416,294)     (52)      (77,368)
Options expired.....................................      --             --       --            --
                                                        ----      ---------      ---      --------
Options outstanding at December 31, 2002............      --      $      --       --      $     --
                                                        ----      ---------      ---      --------

     F. FUTURES CONTRACTS:

Each Series may invest in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Series intends to purchase, against fluctuations in fair value caused by changes in prevailing market or interest rates.

                        DIVERSIFIED INVESTORS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Initial margin deposits made in cash upon entering into futures contracts are recognized as assets due from the broker (the Series agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the daily market value of the contract.

Variation margin payments are received or made by each Series each day, depending upon the daily fluctuations in the fair value of the underlying instrument. Each Series recognizes an unrealized gain or loss equal to the daily variation margin. When the contract is closed, the Series records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the basis in the contract.

Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. These contracts may involve market risk in excess of the unrealized gains or loss reflected in the Series' Statement of Assets and Liabilities.

Open futures contracts as of December 31, 2002:

                                                                                                    VALUE AS OF      UNREALIZED
                        NUMBER OF                                       EXPIRATION     VALUE AT     DECEMBER 31,    APPRECIATION
SERIES                  CONTRACTS              DESCRIPTION                 DATE       TRADE DATE        2002       (DEPRECIATION)
------                 -----------   --------------------------------   ----------   ------------   ------------   --------------
Core Bond............   719 Short    US Treasury Notes 5 Year Future    March 2003   $ 83,281,346   $81,426,750     $(1,854,595)
                                     US Treasury Notes 10 Year Future   March 2003    128,242,363   124,825,859      (3,416,504)
                       1,085 Short
                         100 Short   US Treasury Bond Future            March 2003     11,689,438    11,268,750        (420,688)
                                                                                                                    -----------
                                                                                                                    $(5,691,787)
                                                                                                                    -----------
Balanced.............    30 Long     S&P 500 Future                     March 2003   $  6,683,764   $ 6,591,750     $   (92,014)
                         100 Long    US Treasury Bond Future            March 2003     10,799,749    11,268,750         469,001
                         100 Short   US Treasury Notes 5 Year Future    March 2003     11,558,294    11,325,000        (233,294)
                         213 Short   US Treasury Notes 10 Year Future   March 2003     25,163,981    24,504,984        (658,997)
                                                                                                                    -----------
                                                                                                                    $  (515,304)
                                                                                                                    -----------
Growth & Income......    42 Long     S&P 500 Future                     March 2003   $  9,382,181   $ 9,228,450     $  (153,731)
                                                                                                                    -----------
Special Equity.......    35 Long     Russell 2000 Future                March 2003   $  6,832,795   $ 6,706,000     $  (126,795)
                                                                                                                    -----------

     G. SHORT SALES:

The Series, with the exception of the Money Market Series, may sell securities short. A short sale is a transaction in which the Series sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Series is obligated to replace the borrowed securities at the market price at the time of replacement. The Series' obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the custodian. In addition, the Series will consider the short sale to be a borrowing by the Series that is subject to the asset coverage requirements of the 1940 Act. Short sales by the Series involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases can not exceed the total amount invested. For the year ended December 31, 2002, no Series had short sales.

     H. FEDERAL INCOME TAXES:

It is the Series' policy to comply with the applicable provisions of the Internal Revenue Code. Therefore, no federal income tax provision is required.

                        DIVERSIFIED INVESTORS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     I. SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the investment income and expenses and realized and unrealized gains and losses from security transactions are determined on each valuation day and allocated pro rata among the investors in a Series at the time of such determination.

     J. OPERATING EXPENSES:

The Series Portfolio accounts separately for the assets, liabilities and operations of each Series. Expenses directly attributable to a Series are charged to that Series, while expenses attributable to all Series are allocated among the series based on the relative net assets or another methodology that is appropriate based on the circumstances.

     K. OTHER:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND TRANSACTIONS WITH AFFILIATES

AUSA Life Insurance Company, Inc. ("AUSA"), a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"), is an affiliate of Diversified Investment Advisors, Inc. (the "Advisor"). The Advisor is an indirect, wholly-owned subsidiary of AEGON USA, Inc., a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON USA is an indirect, wholly-owned subsidiary of AEGON n.v., a Netherlands corporation which is a publicly traded international insurance group. AUSA has sub-accounts which invest in the corresponding Series Portfolios as follows:

AUSA SUB-ACCOUNT                                              INVESTMENT IN PORTFOLIO
----------------                                              -----------------------
Money Market................................................          11.87%
High Quality Bond...........................................           23.16
Intermediate Government Bond................................           28.00
Core Bond...................................................           18.79
Balanced....................................................           37.46
Value & Income..............................................           35.88
Growth & Income.............................................           29.83
Equity Growth...............................................           30.57
Mid-Cap Value...............................................           00.26
Mid-Cap Growth..............................................           00.22
Small-Cap Value.............................................           00.00
Special Equity..............................................           25.11
Small-Cap Growth............................................           00.00
Aggressive Equity...........................................           23.29
High Yield Bond.............................................           13.10
International Equity........................................           18.96

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Advisor manages the assets of each Series of the Series Portfolio pursuant to an Investment Advisory Agreement with the Series Portfolio. Subject to such further policies as the Board of Trustees may determine, the Advisor provides general investment advice to each Series. For its services, the Advisor receives from each Series fees, accrued daily and payable monthly, at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets. The Advisor is currently waiving a portion of its investment advisory fees for certain Series.

For each Series, the Advisor has entered into Investment Subadvisory Agreements with the subadvisors listed in the table below (each a "Subadvisor", collectively the "Subadvisors"). It is the responsibility of a Subadvisor to make the day-to-day investment decisions of the Series and to place the purchase and sales orders for securities transactions of such Series, subject in all cases to the general supervision of the Advisor. Payment of fees to the Subadvisors is the responsibility of the Advisor, and is not an additional expense of a Series.

For its services, the Advisor receives a fee from each Series, and the Subadvisors receive a fee from the Advisor, at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets.

                                                                                      ADVISOR   SUBADVISOR
PORTFOLIO SERIES                                       PORTFOLIO SUBADVISOR           FEE(%)      FEE(%)
----------------                               ------------------------------------   -------   ----------
Money Market Series..........................  Capital Management Group                0.25        0.05
High Quality Bond Series.....................  Merganser Capital Management            0.35            (2)
                                               Corporation
Intermediate Government Bond Series..........  Capital Management Group                0.35        0.15
Core Bond Series.............................  Black Rock Advisors, Inc.               0.35            (3)
Balanced Series..............................  (4)                                     0.45(1)         (5)
Value & Income Series........................  (6)                                     0.45            (7)
Growth & Income Series.......................  (8)                                     0.60(1)         (9)
Equity Growth Series.........................  (10)                                    0.62            (11)
Mid-Cap Value Series.........................  Cramer Rosenthal McGlynn, LLC           0.67(1)         (12)
Mid-Cap Growth Series........................  Dresdner RCM                            0.72(1)         (13)
Small-Cap Value Series.......................  Sterling Capital Management             0.82(1)     0.50
                                               Investment Counsel
Special Equity Series........................  (14)                                    0.80            (15)
Small-Cap Growth Series......................  Delaware Investments                    0.87(1)     0.50
Aggressive Equity Series.....................  McKinley Capital Management             0.97(1)         (16)
High-Yield Bond Series.......................  Eaton Vance                             0.55(1)         (17)
International Equity Series..................  Capital Guardian Trust Company          0.75            (18)

---------------

(1)  The Advisor is currently waiving a portion of its fee.

(2) 0.20% on the first $100,000,000 in average daily net assets, 0.15% on the next $100,000,000 in average daily net assets, 0.10% on the next $100,000,000 in average daily net assets, and 0.05% on all average daily net assets in excess of $300,000,000.

(3) The market values of the fixed income securities of the Core Bond Series and Balanced Series were combined to determine the fee at the rate of 0.12% on the first $1,000,000,000 in average daily net assets and 0.05% on all average daily net assets in excess of $1,000,000,000.

(4) Balanced Series has two subadvisors: Aeltus Investment Management, Inc. and Black Rock Advisors, Inc. for equity and fixed income securities, respectively.

(5) The market value of the equity securities in the Balanced Series were combined with the Aeltus share of the Growth and Income Series to determine the Aeltus fee at the rate of 0.15% of the first

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

   $300,000,000 in average daily net assets, 0.125% on the next $700,000,000 in average daily net assets, and 0.10% on all average daily net assets in excess of $1,000,000,000. Black Rock Advisors, Inc. received 0.12% on the first $1,000,000,000 in average daily net assets, and 0.05% on all average daily net assets in excess of $1,000,000,000 on the combined market values of the fixed income securities of the Core Bond Series and Balanced Series.

(6) The Value & Income Series has two subadvisors: Alliance Capital Management LP and Asset Management Group.

     During the year ended December 31, 2002, the Value and Income Series executed trades through Sanford Bernstein and Company, Inc., an affiliate of the Subadvisor. Commissions paid for such transactions amounted to $1,539,077.

(7) Asset Management Group and Alliance Capital Management LP received 0.27% on the first $300,000,000 in average daily net assets, 0.16% on the next $700,000,000 in average daily net assets, and 0.13% on all average daily net assets in excess of $1,000,000,000.

(8) The Growth & Income Series has two subadvisors: Aeltus Investment Management, Inc. and Credit Suisse Asset Management.

     During the year ended December 31, 2002, the Growth and Income Series executed trades through CS First Boston, an affiliate of the Subadvisor. Commissions paid for such transactions amounted to $1,625.

(9) Aeltus Investment Management, Inc. received 0.15% on the first $300,000,000 in average daily net assets, 0.125% on the next $700,000,000 in average daily net assets and 0.10% on all average daily net assets in excess of $1,000,000,000. Credit Suisse Asset Management received 0.30% on the first $100,000,000 in average daily net assets, 0.20% on the next $200,000,000 in average daily net assets, 0.15% on the next $200,000,000 in average daily net assets and 0.10% on all average daily net assets in excess of $500,000,000.

(10) The Equity Growth Series has three subadvisors, Ark Asset Management, Marsico Capital Management, and Dresdner RCM Global Investors.

     During the year ended December 31, 2002, the Equity Growth Series executed trades through Bank of America Securities LLC, an affiliate of the Subadvisor. Commissions paid for such transactions amounted to $161,517.

(11) Dresdner RCM Global Investors, Inc. received 0.22% on the first $700,000,000 in average daily net assets, and 0.15% on all average daily net assets in excess of $700,000,000. Ark Asset Management received 0.20% of average daily net assets. Marsico Capital Management received 0.30% on the first $1,000,000,000 in average daily net assets, 0.25% on the next $1,000,000,000 in average daily net assets, and 0.27% on all average daily net assets in excess of $2,000,000,000.

(12) 0.70% on the first $25,000,000 in average daily net assets, 0.40% on the next $25,000,000 in average daily net assets, 0.35% on the next $50,000,000 in average daily net assets, 0.25% on the next $200,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $300,000,000.

(13) 0.82% on the first $25,000,000 in average daily net assets, 0.46% on the next $25,000,000 in average daily net assets, 0.35% on the next $50,000,000 in average daily net assets, and 0.23% on all average daily net assets in excess of $100,000,000.

(14) The Special Equity Series has five subadvisors: Wellington Management Co.; Westport Asset Management, Inc.; Robertson, Stephens; Seneca Capital Management, LLC; and INVESCO, Inc. Effective October 1, 2002, Seneca Capital Management, LLC, replaced Husic Capital, and effective April 2, 2002, Wellington Management Co. replaced Liberty Investment Management, Inc.

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)


   During the year ended December 31, 2002, the Special Equity Series executed trades through Robertson Stephens, Inc., an affiliate of the Subadvisor. Commissions paid for such transactions amounted to $52,102.

(15) From January 1, 2002 to April 1, 2002, Liberty Investment Management received 0.40% on the first $250,000,000 in average daily net assets, 0.25% on the next $250,000,000 in average daily net assets, and 0.20% on all daily average net assets in excess of $350,000,000. From April 2, 2002 to December 31, 2002, Wellington Management Co. received 0.45% on the first $200,000,000 of average daily net assets, and 0.375% on average daily net assets in excess of $200,000,000. Westport Asset Management, Inc. received 0.50% of average daily net assets. Robertson, Stephens received 0.50% on the first $100,000,000 in average daily net assets, and 0.40% on all average daily net assets in excess of $100,000,000. For the period January 1, 2002 through September 30, 2002, Husic Capital received 0.40% on the first $250,000,000 in average daily net assets, 0.25% on the next $100,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $350,000,000. For the period October 1, 2002 through December 31, 2002, Seneca Capital Management, LLC received 0.43% on the first $200,000,000 in average daily net assets, and 0.33% on all average daily net assets in excess of $200,000,000. INVESCO, Inc. received 0.55% on the first $100,000,000 in average daily net assets, 0.45% on the next $100,000,000 in average daily net assets, 0.30% on the next $100,000,000 in average daily net assets and 0.20% on all average daily net assets in excess of $300,000,000.

(16) 0.90% on the first $10,000,000 in average daily net assets, 0.80% on the next $15,000,000 in average daily net assets, 0.60% on the next $25,000,000 in average daily net assets, 0.40% on the next $50,000,000 in average daily net assets, and 0.35% on all average daily net assets in excess of $100,000,000.

(17) 0.35% on the first $20,000,000 in average daily net assets, 0.25% on the next $20,000,000 in average daily net assets, 0.20% on the next $85,000,000 in average daily net assets, and 0.15% on all average daily net assets in excess of $125,000,000.

(18) 0.75% on the first $25,000,000 in average daily net assets, 0.60% on the next $25,000,000 in average daily net assets, 0.425% on the next $200,000,000 in average daily net assets and 0.375% on all average daily net assets in excess of $250,000,000.

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

The following fee discount will be applied on the total eligible equity, convertible and balanced assets managed by Capital Group companies: Assets between $500,000,000 and $750,000,000 have a 5% fee reduction; assets between $750,000,000 and $1,000,000,000 have a 7.5% fee reduction and assets above $1,000,000,000 have a 10% fee reduction.

For the year ended December 31, 2002, the Advisor has voluntarily undertaken to waive fees to the extent the expenses of a Series exceeds the following expense caps (as a proportion of average daily net assets):

FUND                                                               EXPENSE CAP
----                                                          ---------------------
Money Market Series.........................................  30 basis points (b.p.)
High Quality Bond Series....................................         40 b.p.
Intermediate Government Bond Series.........................         40 b.p.
Core Bond Series............................................         40 b.p.
Balanced Series.............................................         50 b.p.
Value & Income Series.......................................         50 b.p.
Growth & Income Series......................................         65 b.p.
Equity Growth Series........................................         65 b.p.
Mid-Cap Value Series........................................         70 b.p.
Mid-Cap Growth Series.......................................         75 b.p.
Small-Cap Value Series......................................         85 b.p.
Special Equity Series.......................................         85 b.p.
Small-Cap Growth Series.....................................         90 b.p.
Aggressive Equity Series....................................        100 b.p.
High-Yield Bond Series......................................         60 b.p.
International Equity Series.................................         90 b.p.

Certain trustees and officers of the Series Portfolio, and the funds that invest in the Series Portfolio, are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Series Portfolio. Similarly, none of the Series Portfolio officers receive compensation from the Series Portfolio. Aggregate remuneration earned by non-affiliated trustees of the Series Portfolio from the Series Portfolio for the year ended December 31, 2002, amounted to $34,751.

4. SECURITIES LENDING

All Series may lend their securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least 102% of the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

The Series receives compensation, net of related expenses, for lending its securities which is reported on the Statements of Operations. The reported compensation includes interest income on short term

                        DIVERSIFIED INVESTORS PORTFOLIOS

4. SECURITIES LENDING (CONTINUED)

investments purchased with cash collateral received. At December 31, 2002, the Series loaned securities market values are as follows:

                                                                             CASH COLLATERAL
                                                              MARKET VALUE      RECEIVED
                                                              ------------   ---------------
High Quality Bond Series....................................  $  3,794,508    $  3,943,900
Intermediate Government Bond Series.........................     7,264,222       7,495,000
Core Bond Series............................................   154,484,758     160,092,877
Balanced Series.............................................    21,576,252      22,348,390
Value & Income Series.......................................    73,988,568      76,873,653
Growth & Income Series......................................    34,895,717      36,525,232
Equity Growth Series........................................    75,519,533      77,919,739
Mid-Cap Value Series........................................     5,195,190       5,391,480
Mid-Cap Growth Series.......................................     3,529,456       3,645,997
Special Equity Series.......................................   135,297,699     141,983,272
Aggressive Equity Series....................................    27,329,604      28,538,680
International Equity Series.................................    56,675,316      59,890,369

5. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and proceeds from sales or maturities (excluding short-term securities) for the year ended December 31, 2002, were as follows:

                                                                     COST OF          PROCEEDS
                                                                    PURCHASES        FROM SALES
                                                                  --------------   --------------
High Quality Bond Series................  Government Obligations  $   65,116,167   $   31,248,243
                                          Other                      228,700,683      159,130,014
Intermediate Government Bond Series.....  Government Obligations     416,774,933      324,962,464
                                          Other                        6,172,583        2,247,428
Core Bond Series........................  Government Obligations   3,622,638,153    3,449,794,998
                                          Other                      551,210,123      599,578,093
Balanced Series.........................  Government Obligations     759,039,895      771,838,013
                                          Other                      449,995,503      516,893,740
Value & Income Series...................  Other                      672,570,060      478,645,793
Growth & Income Series..................  Other                    1,063,991,541    1,005,582,369
Equity Growth Series....................  Other                    1,147,138,911      890,894,672
Mid-Cap Value Series....................  Other                       82,467,676       45,671,058
Mid-Cap Growth Series...................  Other                       84,759,388       48,702,858
Small-Cap Value Series..................  Other                       21,868,160        2,990,213
Special Equity Series...................  Other                    1,269,916,155    1,233,129,523
Small-Cap Growth Series.................  Other                       24,598,078        8,154,085
Aggressive Equity Series................  Other                      341,912,708      295,699,692
High Yield Bond Series..................  Other                      222,107,615      172,381,841
International Equity Series.............  Other                      329,051,927      152,303,512

                        DIVERSIFIED INVESTORS PORTFOLIOS

6. FOREIGN CURRENCY FORWARD CONTRACTS

At December 31, 2002, the Core Bond Series, the Balanced Series and the International Equity Series had entered into foreign currency forward contracts which contractually obligate each Series to deliver/receive currency at specified future dates. The open contracts were as follows:

                                                                                        NET UNREALIZED
                                   FOREIGN     IN EXCHANGE   SETTLEMENT                 APPRECIATION/
                                   CURRENCY        FOR          DATE         VALUE      (DEPRECIATION)
                                  ----------   -----------   ----------   -----------   --------------
CORE BOND
PURCHASE CONTRACTS:
Canadian Dollar.................   3,782,051   $ 2,386,288   01/29/2003   $ 2,392,197     $   5,909
Canadian Dollar.................   2,835,429     1,789,005   01/29/2003     1,793,447         4,442
New Zealand Dollar..............   5,889,844     2,977,316   01/29/2003     3,078,396       101,080
New Zealand Dollar..............   1,374,376       704,780   01/29/2003       718,334        13,554
                                                                                          ---------
TOTAL...........................                                                          $ 124,985
                                                                                          =========
SALE CONTRACTS:
Canadian Dollar.................  18,647,000   $11,753,546   01/29/2003   $11,794,474     $ (40,928)
Euro............................   4,190,487     4,173,725   02/05/2003     4,390,933      (217,208)
New Zealand Dollar..............   7,264,220     3,566,732   01/29/2003     3,796,730      (229,998)
Swedish Krona...................  65,656,815     7,128,552   01/14/2003     7,547,243      (418,691)
                                                                                          ---------
TOTAL...........................                                                          $(906,825)
                                                                                          =========
BALANCED
PURCHASE CONTRACTS:
Canadian Dollar.................     459,799   $   290,109   01/29/2003   $   290,829     $     720
Canadian Dollar.................     613,010       386,779   01/29/2003       387,737           958
New Zealand Dollar..............   1,333,284       673,975   01/29/2003       696,857        22,882
New Zealand Dollar..............     482,771       247,565   01/29/2003       252,326         4,761
                                                                                          ---------
TOTAL...........................                                                          $  29,321
                                                                                          =========
SALE CONTRACTS:
Canadian Dollar.................   4,639,000   $ 2,924,047   01/29/2003   $ 2,934,229     $ (10,182)
Euro............................     917,146       913,478   02/05/2003       961,017       (47,539)
New Zealand Dollar..............   1,816,055       891,683   01/29/2003       949,182       (57,499)
Swedish Krona...................  18,205,600     1,976,635   01/14/2003     2,092,732      (116,097)
                                                                                          ---------
TOTAL...........................                                                          $(231,317)
                                                                                          =========
INTERNATIONAL EQUITY
PURCHASE CONTRACTS:
Euro............................     145,330   $   151,869   01/02/2003   $   152,494     $     625
Euro............................      12,898        13,478   01/02/2003        13,533            55
Euro............................      43,726        45,694   01/02/2003        45,882           188
Great British Pound.............      12,184        19,553   01/02/2003        19,628            75
Great British Pound.............       5,341         8,572   01/02/2003         8,605            33
Japanese Yen....................   2,597,579        21,582   01/06/2003        21,902           320
Japanese Yen....................   2,927,922        24,326   01/06/2003        24,687           361
Swedish Krona...................     136,703        15,457   01/02/2003        15,727           270
                                                                                          ---------
TOTAL...........................                                                          $   1,927
                                                                                          =========

                        DIVERSIFIED INVESTORS PORTFOLIOS

6. FOREIGN CURRENCY FORWARD CONTRACTS (CONTINUED)


                                                                                        NET UNREALIZED
                                   FOREIGN     IN EXCHANGE   SETTLEMENT                 APPRECIATION/
                                   CURRENCY        FOR          DATE         VALUE      (DEPRECIATION)
                                  ----------   -----------   ----------   -----------   --------------
<->INTERNATIONAL EQUITY
SALE CONTRACTS:
Euro............................     454,803   $   466,401   01/02/2003   $   477,225     $ (10,824)
Euro............................      11,486        12,003   01/02/2003        12,052           (49)
Hong Kong Dollar................     180,578        23,154   01/02/2003        23,156            (2)
Japanese Yen....................  11,493,366        95,491   01/06/2003        96,907        (1,416)
Japanese Yen....................   4,659,699        38,715   01/06/2003        39,289          (574)
Japanese Yen....................  22,457,079       186,582   01/06/2003       189,348        (2,766)
                                                                                          ---------
TOTAL...........................                                                          $ (15,631)
                                                                                          =========

FOREIGN CURRENCY CROSS CONTRACTS:

                                                                                        NET UNREALIZED
                                           SETTLEMENT     PURCHASE          SALE        APPRECIATION/
PURCHASE/SALE                                 DATE      CURRENT VALUE   CURRENT VALUE   (DEPRECIATION)
-------------                              ----------   -------------   -------------   --------------
Euro/Canadian Dollar.....................  02/21/2003    $ 3,595,347     $ 3,445,047      $  150,300
Euro/Japanese Yen........................  01/15/2003      2,441,758       2,372,238          69,520
Euro/Japanese Yen........................  02/24/2003      3,825,359       3,763,372          61,987
Euro/Japanese Yen........................  02/26/2003      6,203,338       6,080,752         122,586
Euro/Japanese Yen........................  03/12/2003      4,208,518       3,970,855         237,663
Euro/Japanese Yen........................  03/31/2003     13,340,234      12,690,304         649,930
Euro/Japanese Yen........................  04/22/2003      2,744,854       2,668,089          76,765
Euro/Japanese Yen........................  06/09/2003      2,820,024       2,821,454          (1,430)
Euro/Mexican Nuevo Peso..................  03/04/2003      3,459,338       3,183,613         275,725
Japanese Yen/Euro........................  03/12/2003      3,207,898       3,201,077           6,821
                                                                                          ----------
                                                                                          $1,649,867
                                                                                          ==========

                        DIVERSIFIED INVESTORS PORTFOLIOS

7. FINANCIAL HIGHLIGHTS

                                      RATIO TO AVERAGE NET ASSETS
                       ---------------------------------------------------------
                                                                   INVESTMENT
       FOR THE                       EXPENSES       INVESTMENT    INCOME (LOSS)                NET ASSETS,
     PERIOD/YEAR                      (NET OF         INCOME         (NET OF       PORTFOLIO      END OF      TOTAL
        ENDED          EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER    PERIOD/YEAR    RETURN
     -----------       --------   ---------------   ----------   ---------------   ---------   ------------   ------
MONEY MARKET
12/31/2002               0.28%         0.28%           1.70%          1.70%           N/A      $864,772,946    1.72%
12/31/2001               0.27          0.27            3.85           3.85            N/A       704,577,191    4.04(+)
12/31/2000               0.28          0.28            6.18           6.18            N/A       492,136,376     N/A
12/31/1999               0.28          0.28            5.06           5.06            N/A       416,768,827     N/A
12/31/1998               0.28          0.28            5.32           5.32            N/A       292,437,753     N/A
HIGH QUALITY BOND
12/31/2002               0.38          0.38            4.36           4.36             54%      439,015,018    6.21
12/31/2001               0.38          0.38            5.74           5.74             53       330,502,956    8.26(+)
12/31/2000               0.38          0.38            6.21           6.21             73       228,391,465     N/A
12/31/1999               0.38          0.38            5.78           5.78             56       199,906,097     N/A
12/31/1998               0.39          0.39            5.90           5.90             68       227,463,134     N/A
INTERMEDIATE GOVERNMENT BOND
12/31/2002               0.39          0.39            3.93           3.93            134       358,005,390    8.31
12/31/2001               0.38          0.38            5.25           5.25             40       260,795,117    6.83(+)
12/31/2000               0.37          0.37            5.82           5.82             48       208,106,902     N/A
12/31/1999               0.39          0.39            5.46           5.46             25       174,804,385     N/A
12/31/1998               0.39          0.39            5.46           5.46             70       158,574,467     N/A
CORE BOND
12/31/2002               0.39          0.39            4.85           4.85            462       999,624,604    9.24
12/31/2001               0.38          0.38            5.32           5.32            547       761,473,139    6.97(+)
12/31/2000               0.38          0.38            6.28           6.28            521       641,903,354     N/A
12/31/1999               0.37          0.37            5.86           5.86            307       515,721,444     N/A
12/31/1998               0.38          0.38            5.98           5.98            102       551,935,530     N/A

---------------

*   Annualized.

(1) Commencement of Operations, April 27, 2001.

(2) Commencement of Operations, April 15, 2002.

(+) 2001's Total Return was originally presented gross of expenses. Amounts as previously reported of 4.37%, 8.70%, 7.24%, 7.38%, (4.75)%, (1.46)%,
    (21.84)%, (19.12)%, 9.29%, (12.05)%, (1.92)%, (30.23)%, 5.94% and (16.82)%
    for the Money Market, High Quality Bond, Intermediate Government Bond, Core Bond, Balanced, Value & Income, Growth & Income, Equity Growth, Mid-Cap Value, Mid-Cap Growth, Special Equity, Aggressive Equity, High Yield Bond, and International Equity Portfolios, respectively, have been restated to present them net of expenses.

                        DIVERSIFIED INVESTORS PORTFOLIOS

7. FINANCIAL HIGHLIGHTS (CONTINUED)


                                      RATIO TO AVERAGE NET ASSETS
                       ---------------------------------------------------------
                                                                   INVESTMENT
       FOR THE                       EXPENSES       INVESTMENT    INCOME (LOSS)                 NET ASSETS,
     PERIOD/YEAR                      (NET OF         INCOME         (NET OF       PORTFOLIO      END OF       TOTAL
        ENDED          EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER     PERIOD/YEAR    RETURN
     -----------       --------   ---------------   ----------   ---------------   ---------   -------------   ------
BALANCED
12/31/2002               0.52%          0.50%           2.63%           2.65%        289%      $ 375,745,612   (10.01)%
12/31/2001               0.49           0.49            2.82            2.82          312        497,836,597    (5.27)(+)
12/31/2000               0.49           0.49            2.93            2.93          286        512,675,482      N/A
12/31/1999               0.52           0.50            2.46            2.48          256        525,583,903      N/A
12/31/1998               0.48           0.48            3.22            3.22           91        505,995,739      N/A
VALUE & INCOME
12/31/2002               0.48           0.48            1.97            1.97           31      1,553,159,805   (15.25)
12/31/2001               0.48           0.48            2.07            2.07           32      1,653,702,046    (1.98)(+)
12/31/2000               0.46           0.46            2.23            2.23           76      1,530,760,024      N/A
12/31/1999               0.46           0.46            1.75            1.75           43      1,414,634,230      N/A
12/31/1998               0.47           0.47            2.23            2.23           31      1,367,107,496      N/A
GROWTH & INCOME
12/31/2002               0.66           0.65            0.77            0.78          115        799,621,503   (22.57)
12/31/2001               0.63           0.63            0.50            0.50          153        968,765,767   (22.31)+
12/31/2000               0.62           0.62            0.07            0.07           80      1,172,093,970      N/A
12/31/1999               0.62           0.62            0.07            0.07           86      1,242,236,443      N/A
12/31/1998               0.63           0.63            0.30            0.30           75        771,268,461      N/A
EQUITY GROWTH
12/31/2002               0.65           0.65            0.22            0.22           75      1,146,889,083   (23.60)
12/31/2001               0.64           0.64            0.09            0.09           63      1,230,944,333   (20.22)(+)
12/31/2000               0.64           0.64            0.05            0.05           97      1,226,091,994      N/A
12/31/1999               0.64           0.64            0.12            0.12           44      1,266,869,154      N/A
12/31/1998               0.64           0.64            0.22            0.22          104        688,448,565      N/A
MID-CAP VALUE
12/31/2002               1.02           0.70            0.20            0.52          156         47,629,380   (15.09)
12/31/2001 (1)           1.91*          0.70*          (0.48)*          0.73*          87         13,632,294     8.28(+)
MID-CAP GROWTH
12/31/2002               0.96           0.75           (0.62)          (0.41)         138         44,270,757   (25.29)
12/31/2001 (1)           1.93*          0.75*          (1.50)*         (0.32)*         63         15,562,948   (13.27)(+)
SMALL-CAP VALUE
12/31/2002 (2)           1.39*          0.85*          (0.17)*          0.37*          26         17,920,226   (21.90)

---------------

*   Annualized.

(1) Commencement of Operations, April 27, 2001.

(2) Commencement of Operations, April 15, 2002.

(+) 2001's Total Return was originally presented gross of expenses. Amounts as previously reported of 4.37%, 8.70%, 7.24%, 7.38%, (4.75)%, (1.46)%,
    (21.84)%, (19.12)%, 9.29%, (12.05)%, (1.92)%, (30.23)%, 5.94% and (16.82)%
    for the Money Market, High Quality Bond, Intermediate Government Bond, Core Bond, Balanced, Value & Income, Growth & Income, Equity Growth, Mid-Cap Value, Mid-Cap Growth, Special Equity, Aggressive Equity, High Yield Bond, and International Equity Portfolios, respectively, have been restated to present them net of expenses.

                        DIVERSIFIED INVESTORS PORTFOLIOS

7. FINANCIAL HIGHLIGHTS (CONTINUED)


                                      RATIO TO AVERAGE NET ASSETS
                       ---------------------------------------------------------
                                                                   INVESTMENT
       FOR THE                       EXPENSES       INVESTMENT    INCOME (LOSS)                 NET ASSETS,
     PERIOD/YEAR                      (NET OF         INCOME         (NET OF       PORTFOLIO       END OF       TOTAL
        ENDED          EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER     PERIOD/YEAR     RETURN
     -----------       --------   ---------------   ----------   ---------------   ---------   --------------   ------
SPECIAL EQUITY
12/31/2002               0.84%          0.84%          0.05%           0.05%         109%      $1,005,958,858   (24.33)%
12/31/2001               0.83           0.83          (0.02)          (0.02)           88       1,323,223,840    (3.09)(+)
12/31/2000               0.82           0.82           0.10            0.10            77       1,311,523,517      N/A
12/31/1999               0.84           0.84           0.13            0.13           171       1,171,034,281      N/A
12/31/1998               0.83           0.83           0.14            0.14           173         924,089,884      N/A
SMALL-CAP GROWTH
12/31/2002(2)            1.48*          0.90*         (1.03)*         (0.45)*          68          16,521,455   (15.98)
AGGRESSIVE EQUITY
12/31/2002               1.01           1.00          (0.60)          (0.59)           87         312,299,599   (26.56)
12/31/2001               1.00           1.00          (0.72)          (0.72)           98         372,579,133   (31.15)(+)
12/31/2000               0.98           0.98          (0.62)          (0.62)           62         435,760,615      N/A
12/31/1999               1.01           1.00          (0.47)          (0.46)          132         259,974,422      N/A
12/31/1998               1.10           1.00          (0.41)          (0.31)          121          81,327,707      N/A
HIGH YIELD BOND
12/31/2002               0.61           0.60           9.15            9.16            95         208,085,535     2.19
12/31/2001               0.59           0.59           9.41            9.41            90         174,019,465     5.15(+)
12/31/2000               0.65           0.60           9.17            9.22           105         139,986,593      N/A
12/31/1999               0.61           0.60           8.45            8.46           145         124,990,408      N/A
12/31/1998               0.63           0.60           8.64            8.67            83          94,870,981      N/A
INTERNATIONAL EQUITY
12/31/2002               0.87           0.87           0.83            0.83            25         656,888,348   (16.90)
12/31/2001               0.88           0.88           0.67            0.67            28         632,888,725   (18.57)(+)
12/31/2000               0.84           0.84           0.77            0.77            46         650,534,093      N/A
12/31/1999               0.86           0.86           0.74            0.74            35         592,713,641      N/A
12/31/1998               0.88           0.87           1.05            1.06            33         320,218,173      N/A

---------------

*   Annualized.

(1) Commencement of Operations, April 27, 2001.

(2) Commencement of Operations, April 15, 2002.

(+) 2001's Total Return was originally presented gross of expenses. Amounts as previously reported of 4.37%, 8.70%, 7.24%, 7.38%, (4.75)%, (1.46)%,
    (21.84)%, (19.12)%, 9.29%, (12.05)%, (1.92)%, (30.23)%, 5.94% and (16.82)%
    for the Money Market, High Quality Bond, Intermediate Government Bond, Core Bond, Balanced, Value & Income, Growth & Income, Equity Growth, Mid-Cap Value, Mid-Cap Growth, Special Equity, Aggressive Equity, High Yield Bond, and International Equity Portfolios, respectively, have been restated to present them net of expenses.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                              TRUSTEES INFORMATION
                                  (UNAUDITED)

Each portfolio is supervised by the Board of Trustees of Diversified Investors Portfolios. The respective Trustees and officers of each Portfolio Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each Trustee and officer of Diversified Investors Portfolios is Four Manhattanville Road, Purchase, New York 10577. Additional information about Diversified Investors Portfolios' Trustees may be found in Diversified Investors Portfolios' Statement of Additional Information, which is available without charge upon request by calling 1-800-755-5801.

OFFICERS AND INTERESTED TRUSTEES:

                                          POSITION(S), LENGTH OF      PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS AND AGE                          TIME SERVED          PAST 5 YEARS, DIRECTORSHIPS HELD
---------------------                     ----------------------   ----------------------------------
Joseph P. Carusone, 37.................   Treasurer since 2001     Vice President and Director,
                                                                   Diversified Investment Advisors,
                                                                   Inc.; Vice President, Assistant
                                                                   Vice President and Assistant
                                                                   Treasurer, The Bank of New York.

Robert F. Colby, 47....................   Secretary since 1993     Senior Vice President and General
                                                                   Counsel, Diversified Investment
                                                                   Advisors, Inc.; Vice President,
                                                                   Diversified Investors Securities
                                                                   Corp.; Vice President and
                                                                   Assistant Secretary, of AUSA Life
                                                                   Insurance Company, Inc.

John F. Hughes, 61.....................   Assistant Secretary      Assistant Secretary, Vice
                                           since 1993              President and Senior Counsel,
                                                                   Diversified Investment Advisors,
                                                                   Inc.; Vice President, AUSA Life
                                                                   Insurance Company, Inc.; Assistant
                                                                   Secretary, Diversified Investors
                                                                   Securities Corp.

Peter G. Kunkel, 52....................   Trustee since 2002       Senior Vice President, Chief
                                                                   Operating Officer, Diversified
                                                                   Investment Advisors, Inc.

Suzanne Montemurro, 38.................   Assistant Treasurer      Director, Diversified Investment
                                           since 2002              Advisors, Inc.; Assistant Vice
                                                                   President, The Bank of New York.

Mark Mullin, 40........................   President since 2002     President, Chairman of the Board,
                                           Trustee since 1995      Chief Executive Officer, Vice
                                                                   President, Chief Investment
                                                                   Officer, Diversified Investment
                                                                   Advisors, Inc.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

DISINTERESTED TRUSTEES:

                                          POSITION(S), LENGTH OF      PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS AND AGE                          TIME SERVED          PAST 5 YEARS, DIRECTORSHIPS HELD
---------------------                     ----------------------   ----------------------------------
Neal M. Jewell, 68.....................   Trustee since 1993       Consultant; Independent Trustee,
355 Thornridge Drive                                               EAI Select (a registered
Stamford, CT 06903                                                 investment company)

Robert Lester Lindsay, 68..............   Trustee since 1993       Retired
2 Huguenot Center
Tenafly, NJ 07670

Eugene M. Mannella, 49.................   Trustee since 1993       Executive Vice President,
2 Orchard Neck Road                                                Investment Management Services,
Center Moriches, NY 11934                                          Inc.

Joyce Galpern Norden, 63...............   Trustee since 1993       Vice President, Institutional
505 Redleaf Road                                                   Advancement, Reconstructionist
Wynnewood, PA 19096                                                Rabbinical College

Patricia L. Sawyer, 52.................   Trustee since 1993       President and Executive search
Smith & Sawyer LLP                                                 Consultant, Smith & Sawyer LLC
P.O. Box 8063
Vero Beach, FL 32963

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of MONY Life Insurance Company:

     In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, statements of changes in shareholder's equity and statements of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company and Subsidiaries (the "Company") at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As discussed in Note 3 to the consolidated financial statements, the Company changed its method of accounting for intangible and long-lived assets in 2002.

PricewaterhouseCoopers LLP

New York, New York
February 6, 2003

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2002 AND 2001

                                                                  2002         2001
                                                                ---------    ---------
                                                                   ($ IN MILLIONS)
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at fair
     value (Note 5).........................................    $ 7,828.2    $ 6,973.5
  Equity securities available-for-sale, at fair value (Note
     5).....................................................        247.7        297.5
  Mortgage loans on real estate (Note 6)....................      1,877.4      1,809.7
  Policy loans..............................................      1,212.5      1,229.0
  Real estate to be disposed of.............................         26.8        172.3
  Real estate held for investment...........................        180.2         58.5
  Other invested assets.....................................         97.3        116.7
                                                                ---------    ---------
                                                                 11,470.1     10,657.2
Cash and cash equivalents...................................        223.7        305.0
Accrued investment income...................................        204.0        192.9
Amounts due from reinsurers.................................        695.2        595.8
Premiums receivable.........................................          7.3         11.1
Deferred policy acquisition costs (Note 8)..................      1,226.4      1,233.8
Other assets................................................        528.6        569.7
Assets transferred in Group Pension Transaction (Note 11)...           --      4,650.4
Separate account assets.....................................      4,140.6      5,195.2
                                                                ---------    ---------
     Total assets...........................................    $18,495.9    $23,411.1
                                                                =========    =========
LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits......................................    $ 7,949.9    $ 7,870.0
Policyholders' account balances.............................      2,779.7      2,337.1
Other policyholders' liabilities............................        289.2        281.1
Amounts due to reinsurers...................................         67.7         74.6
Accounts payable and other liabilities......................        735.8        686.7
Long term debt (Note 14)....................................        216.9        216.9
Current federal income taxes payable........................        106.1        109.1
Deferred federal income taxes...............................        239.1        143.6
Liabilities transferred in Group Pension Transaction (Note
  11).......................................................           --      4,597.1
Separate account liabilities................................      4,137.6      5,192.3
                                                                ---------    ---------
     Total liabilities......................................    $16,522.0    $21,508.5
Commitments and contingencies (Note 16)
Common stock, $1.00 par value; 2.5 million shares
  authorized; 2.5 million shares issued and outstanding at
  December 31, 2002 and 2001, respectively..................    $     2.5    $     2.5
Capital in excess of par....................................      1,753.6      1,628.6
Retained earnings...........................................        137.8        233.4
Accumulated other comprehensive income......................         80.0         38.1
                                                                ---------    ---------
     Total shareholder's equity.............................      1,973.9      1,902.6
                                                                ---------    ---------
     Total liabilities and shareholder's equity.............    $18,495.9    $23,411.1
                                                                =========    =========

          See accompanying notes to consolidated financial statements.

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

           CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
                 YEARS ENDED DECEMBER 31, 2002, 2001, AND 2000

                                                                 2002        2001        2000
                                                               --------    --------    --------
                                                                       ($ IN MILLIONS)
REVENUES:
Premiums...................................................    $  690.4    $  695.3    $  700.5
Universal life and investment-type product policy fees.....       200.5       207.2       205.8
Net investment income (Note 4).............................       725.4       676.9       970.9
Net realized (losses)/gains on investments (Note 4)........      (151.1)      (12.3)       37.5
Group Pension Profits (Note 11)............................        82.3        30.7        37.1
Other income...............................................       169.3       189.1       223.3
                                                               --------    --------    --------
                                                                1,716.8     1,786.9     2,175.1
                                                               --------    --------    --------
BENEFITS AND EXPENSES:
Benefits to policyholders..................................       803.1       814.7       787.8
Interest credited to policyholders' account balances.......       119.3       110.5       110.6
Amortization of deferred policy acquisition costs..........       156.1       158.8       139.1
Dividends to policyholders.................................       188.0       236.6       235.5
Other operating costs and expenses.........................       459.4       519.4       503.3
                                                               --------    --------    --------
                                                                1,725.9     1,840.0     1,776.3
                                                               --------    --------    --------
(Loss)/income from continuing operations before income
  taxes and extraordinary item.............................        (9.1)      (53.1)      398.8
Income tax (benefit)/expense...............................        (6.0)      (19.1)      134.8
                                                               --------    --------    --------
(Loss)/income from continuing operations before
  extraordinary item.......................................        (3.1)      (34.0)      264.0
Discontinued operations: loss from real estate to be
  disposed of, net of income tax benefit of $1.4 million...        (2.5)         --          --
Extraordinary item (Note 14)...............................          --          --        37.7
                                                               --------    --------    --------
Net (loss)/income..........................................        (5.6)      (34.0)      226.3
Other comprehensive income, net (Note 4)...................        41.9        25.1        42.4
                                                               --------    --------    --------
Comprehensive income/(loss)................................    $   36.3    $   (8.9)   $  268.7
                                                               ========    ========    ========

          See accompanying notes to consolidated financial statements.

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                 YEARS ENDED DECEMBER 31, 2002, 2001, AND 2000

                                                                      ACCUMULATED
                                               CAPITAL                   OTHER           TOTAL
                                     COMMON   IN EXCESS   RETAINED   COMPREHENSIVE   SHAREHOLDER'S
                                     STOCK     OF PAR     EARNINGS      INCOME          EQUITY
                                     ------   ---------   --------   -------------   -------------
                                                            ($ IN MILLIONS)
BALANCE, DECEMBER 31, 1999.........   $2.5    $1,563.6    $ 256.1       $(29.4)        $1,792.8
Dividends..........................                        (100.0)                       (100.0)
Capital Contribution...............               65.0                                     65.0
Comprehensive income:
  Net income.......................                         226.3                         226.3
  Other comprehensive income:
     Unrealized losses on
       investments net of
       unrealized gains,
       reclassification
       adjustments, and taxes (Note
       4)..........................                                       46.2             46.2
     Minimum pension liability
       adjustment..................                                       (3.8)            (3.8)
                                      ----    --------    -------       ------         --------
  Other comprehensive income.......                                       42.4             42.4
Comprehensive income...............                                                       268.7
                                      ----    --------    -------       ------         --------
BALANCE, DECEMBER 31, 2000.........    2.5     1,628.6      382.4         13.0          2,026.5
Dividends..........................                        (115.0)                       (115.0)
Comprehensive income:
  Net loss.........................                         (34.0)                        (34.0)
  Other comprehensive income:
     Unrealized losses on
       investments net of
       unrealized gains,
       reclassification
       adjustments, and taxes (Note
       4)..........................                                       36.6             36.6
     Minimum pension liability
       adjustment..................                                      (11.5)           (11.5)
                                      ----    --------    -------       ------         --------
  Other comprehensive income.......                                       25.1             25.1
Comprehensive loss.................                                                        (8.9)
                                      ----    --------    -------       ------         --------
BALANCE, DECEMBER 31, 2001.........    2.5     1,628.6      233.4         38.1          1,902.6
Dividends..........................                         (90.0)                        (90.0)
Capital Contribution...............              125.0                                    125.0
Comprehensive income:
  Net loss.........................                          (5.6)                         (5.6)
  Other comprehensive income:
     Unrealized losses on
       investments net of
       unrealized gains,
       reclassification
       adjustments, and taxes (Note
       4)..........................                                       43.8             43.8
     Minimum pension liability
       adjustment..................                                       (1.9)            (1.9)
                                      ----    --------    -------       ------         --------
  Other comprehensive income.......                                       41.9             41.9
Comprehensive income...............                                                        36.3
                                      ----    --------    -------       ------         --------
BALANCE, DECEMBER 31, 2002.........   $2.5    $1,753.6    $ 137.8       $ 80.0         $1,973.9
                                      ====    ========    =======       ======         ========

          See accompanying notes to consolidated financial statements.

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2002, 2001, AND 2000

                                                                2002        2001        2000
                                                              ---------   ---------   ---------
                                                                       ($ IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES (NOTE 3):
Net (loss) income...........................................  $    (5.6)  $   (34.0)  $   226.3
Adjustments to reconcile net (loss) income to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances......      103.1        92.0        99.9
  Universal life and investment-type product policy fee
    income..................................................     (112.4)     (117.8)     (127.4)
  Capitalization of deferred policy acquisition costs.......     (213.1)     (194.5)     (175.0)
  Amortization of deferred policy acquisition costs.........      156.1       158.8       139.1
  Provision for depreciation and amortization...............       36.5        64.9        32.9
  Provision for deferred federal income taxes...............       31.6        (6.4)       63.4
  Net realized losses (gains) on investments................      151.1        12.3       (37.5)
  Non-cash distributions from investments...................      (14.9)       52.9      (226.7)
  Change in other assets and accounts payable and other
    liabilities.............................................     (142.2)      (55.1)      (69.7)
  Change in future policy benefits..........................       79.9        75.5        58.7
  Change in other policyholders' liabilities................        8.1       (14.8)       10.6
  Change in current federal income taxes payable............       (3.0)      (12.2)      (41.0)
  Loss on discontinued real estate operations...............        3.9          --          --
  Extraordinary loss on extinguishment of debt..............         --          --        56.8
                                                              ---------   ---------   ---------
Net cash provided by operating activities...................       79.1        21.6        10.4
                                                              ---------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES:
Sales, maturities or repayments of:
  Fixed maturity securities.................................    1,161.3     1,275.7     1,067.5
  Equity securities.........................................       11.1        39.9       514.2
  Mortgage loans on real estate.............................      423.2       341.6       453.7
  Policy loans, net.........................................       16.4        35.7         3.6
  Other invested assets.....................................       39.3        57.9       179.6
Acquisitions of investments:
  Fixed maturity securities.................................   (1,722.7)   (1,398.0)   (1,058.9)
  Equity securities.........................................      (28.5)      (51.4)     (127.6)
  Mortgage loans on real estate.............................     (503.4)     (405.3)     (442.4)
  Property and equipment, net...............................      (25.5)      (41.2)      (54.8)
  Other invested assets.....................................      (18.5)     (127.5)      (99.6)
  Other, net................................................         --          --      (150.0)
                                                              ---------   ---------   ---------
Net cash (used in)/provided by investing activities.........     (647.3)     (272.6)      285.3
                                                              =========   =========   =========
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of debt............................................         --          --       215.0
Repayments of debt..........................................         --        (0.1)     (301.3)
Proceeds of demand note payable to affiliate................      121.0          --          --
Repayment of demand note payable to affiliate...............     (121.0)         --          --
Receipts from annuity and universal life policies credited
  to policyholders' account balances........................    1,179.2     1,150.9     2,287.1
Return of policyholders' account balances on annuity
  policies and universal life policies......................     (727.3)     (979.3)   (2,305.9)
Capital contribution........................................      125.0          --        65.0
Dividends paid to shareholder...............................      (90.0)     (115.0)     (100.0)
                                                              ---------   ---------   ---------
Net cash provided by/(used in) financing activities.........      486.9        56.5      (140.1)
                                                              ---------   ---------   ---------
Net (decrease)/increase in cash and cash equivalents........      (81.3)     (194.5)      155.6
Cash and cash equivalents, beginning of year................      305.0       499.5       343.9
                                                              ---------   ---------   ---------
Cash and cash equivalents, end of year......................  $   223.7   $   305.0   $   499.5
                                                              =========   =========   =========
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
CASH (RECEIVED)/PAID DURING THE PERIOD FOR:
Income taxes................................................  $   (27.5)  $     5.9   $    93.3
Interest....................................................  $    19.4   $    19.8   $    29.4

          See accompanying notes to consolidated financial statements.

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

     The MONY Life Insurance Company ("MONY Life") and its subsidiaries (MONY Life and its subsidiaries are collectively referred to herein as the "Company"), provide life insurance, annuities, corporate-owned and bank-owned life insurance ("COLI and BOLI"), mutual funds, securities brokerage, securities trading, business and estate planning and trust services. The Company distributes its products and services through Retail and Wholesale distribution channels. The Company's Retail distribution channels are comprised of (i) the career agency sales force operated by MONY Life, and (ii) financial advisors and account executives of the Company's securities broker dealer subsidiary. The Company's Wholesale distribution channel is comprised of (i) MONY Partners, a division of MONY Life, (ii) independent third party insurance brokerage general agencies and securities broker dealers and (iii) its corporate marketing team which markets COLI and BOLI products. For the year ended December 31, 2002, Retail distribution accounted for approximately 22.8% and 43.5% of sales of protection and accumulation products, respectively, while Wholesale distribution accounted for 77.2% and 56.5% of sales of protection and accumulation products, respectively. The Company principally sells its products in all 50 of the United States, the District of Columbia, the U.S. Virgin Islands, Guam and the Commonwealth of Puerto Rico, and currently insures or provides other financial services to more than one million individuals.

     MONY Life's principal wholly owned direct and indirect operating subsidiaries include: (i) MONY Life Insurance Company of America ("MLOA"), an Arizona domiciled life insurance company, (ii) Enterprise Capital Management ("Enterprise"), a distributor of both proprietary and non-proprietary mutual funds, (iii) U.S. Financial Life Insurance Company ("USFL"), an Ohio domiciled insurer underwriting specialty risk life insurance business, (iv) MONY Securities Corporation ("MSC"), a registered securities broker-dealer and investment advisor whose products and services are distributed through MONY Life's career agency sales force, (v) Trusted Securities Advisors Corp. ("Trusted Advisors"), which distributes investment products and services through a network of accounting professionals, (vi) MONY Brokerage, Inc. ("MBI"), a licensed insurance broker, which principally provides MONY Life's career agency sales force with access to life, annuity, small group health, and specialty insurance products written by other insurance companies so they can meet the insurance and investment needs of their customers, and (vii) MONY International Holdings ("MIH"), which through its Brazilian domiciled insurance brokerage subsidiary, principally provides insurance brokerage services to unaffiliated third party insurance companies in Brazil and, to a lesser extent since its reorganization in 2001, provides life insurance, annuity and investment products, as well as trust services, to nationals of certain Latin American countries through its Cayman Island based insurance and banking subsidiaries (MONY Life Insurance Company of the Americas, Ltd. and MONY Bank and Trust Company of the Americas, Ltd., respectively).

     On February 27, 2002, The MONY Group Inc. ("MONY Group"), MONY Life's ultimate parent, formed MONY Holdings, LLC ("MONY Holdings") as a downstream, wholly-owned holding company of the MONY Group. MONY Group formed MONY Holdings for the purpose of issuing debt tied to the performance of the Closed Block Business within MONY Life (see Note 19). On April 30, 2002, the date MONY Holdings commenced its operations, MONY Holdings, through a structured financing tied to the performance of the Closed Block Business within MONY Life, issued $300.0 million of floating rate insured debt securities (the "Insured Notes") in a private placement and MONY Group, pursuant to the terms of the structured financing, transferred all of its ownership interest in MONY Life to MONY Holdings. Other than activities related to servicing the Insured Notes in accordance with the Insured Notes indenture and its ownership interest in MONY Life, MONY Holdings has no operations and engages in no other activities.

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Proceeds to MONY Holdings from the issuance of the Insured Notes, after all offering and other related expenses, were approximately $292.6 million. Of this amount, $60.0 million was deposited in a debt service coverage account (the "DSCA"), pursuant to the terms of the note indenture, to provide collateral for the payment of interest and principal on the Insured Notes and the balance of approximately $232.6 million was distributed to MONY Group in the form of a dividend. The Insured Notes mature on January 21, 2017. The Insured Notes pay interest only through January 21, 2008 at which time principal payments will begin to be made pursuant to an amortization schedule. Interest on the Insured Notes is payable quarterly at an annual rate equal to three month LIBOR plus 0.55%. Concurrent with the issuance of the Insured Notes, MONY Holdings entered into an interest rate swap contract (the "Swap"), which locked in a fixed rate of interest on the Insured Notes at 6.44%. Including debt issuance costs of $7.4 million and the cost of the insurance policy (75 basis points per annum) (the "Insurance Policy"), which guarantees the scheduled principal and interest payments on the Insured Notes, the all-in cost of the indebtedness is 7.36%. See
Note 20 for further information regarding the Insured Notes.

2. THE CLOSED BLOCK:

     On November 16, 1998, the Company, pursuant to the New York Insurance Law, established a closed block (the "Closed Block") of certain participating insurance policies (the "Closed Block in force business") as defined in its plan of demutualization (the "Plan"). In conjunction therewith, the Company allocated assets to the Closed Block that are expected to produce cash flows which, together with anticipated revenues from the Closed Block in force business, are expected to be sufficient to support the Closed Block in force business, including but not limited to the payment of claims and surrender benefits, certain expenses and taxes, and for the continuation of dividend scales in effect at the date of the Company's demutualization (assuming the experience underlying such dividend scales continues), and for appropriate adjustments in such scales if the experience changes. To determine the amount of assets to allocate to the Closed Block in order to provide sufficient funding for the aforementioned payments, the Company forecasted the expected cash flows from the Closed Block in force business and mathematically determined the cash flows that would need to be provided from assets allocated to the Closed Block to fully fund the aforementioned payments. Assets were then allocated to the Closed Block accordingly. The aforementioned forecast consists of a cash flow projection for each year over the estimated life of the policies in the Closed Block. The earnings from such expected cash flows from the Closed Block in force business and the assets allocated to the Closed Block are referred to as the "glide path earnings".

     All the cash flows from the assets allocated to the Closed Block and the Closed Block in force business inure solely to the benefit of the owners of policies included in the Closed Block. The assets and liabilities allocated to the Closed Block at the date of its formation (November 16, 1998, which was the effective date of the Company's demutualization) were recorded in the Company's financial statements at their historical carrying values. The carrying value of the assets allocated to the Closed Block is less than the carrying value of the Closed Block liabilities at the effective date of the Company's demutualization. The excess of the Closed Block liabilities over the Closed Block assets at the effective date of the Company's demutualization represents the total estimated future post-tax contribution expected to emerge from the operation of the Closed Block, which will be recognized in the Company's income over the period the policies and the contracts in the Closed Block remain in force.

     To the extent that the actual cash flows, subsequent to the effective date of the Company's demutualization, from the assets allocated to the Closed Block and the Closed Block in force business are, in the aggregate, more favorable than assumed in establishing the Closed Block, total dividends paid to the Closed Block policyholders in future years will be greater than the total dividends that

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES would have been paid to such policyholders if dividend scales used to determine Closed Block cash flows had been continued. Conversely, to the extent that the actual cash flows, subsequent to the effective date of the Company's demutualization, from the assets allocated to the Closed Block and the Closed Block in force business are, in the aggregate, less favorable than assumed in establishing the Closed Block, total dividends paid to the Closed Block policyholders in future years will be less than the total dividends that would have been paid to such policyholders if dividend scales used to determine Closed Block cash flows had been continued. Accordingly, the recognition of the estimated ultimate aggregate future post-tax contribution expected to emerge from the operation of the Closed Block is not affected by the ultimate aggregate actual experience of the Closed Block assets and the Closed Block in force business subsequent to the effective date of the Company's demutualization, except in the event that the actual experience of the Closed Block assets and the Closed Block in force business subsequent to the effective date of the Company's demutualization is not sufficient to pay the guaranteed benefits on the policies in the Closed Block, in which case the Company will be required to fund any such deficiency from its general account assets outside of the Closed Block.

     However, because the decision to increase or decrease dividend scales is based on revised estimates as to the ultimate profitability of the Closed Block such actions will not necessarily coincide with periodic reports of the results of the Closed Block. Accordingly, actual earnings that emerge from the Closed Block may either be more or less than the expected Closed Block earnings (or "glide path earnings"). In accordance with American Institute of Certified Public Accountants ("AICPA") Statement of Position 00-3 "Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts", actual Closed Block earnings in excess of expected Closed Block earnings (or the "glide path earnings") in any period are recorded as an additional liability to Closed Block policyholders (referred to as the "deferred dividend liability") because such excess earnings inure solely to the benefit of the policyholders in the Closed Block. If actual Closed Block earnings are less than expected Closed Block earnings (or the "glide path earnings") in any period the difference is charged against the balance of any existing deferred dividend liability. If the deferred dividend liability is not sufficient to absorb the difference, any such remaining amount, not absorbed, will remain in earnings for the period and an adjustment will be made to get back on the glide path when earnings emerge in future periods that are sufficient to offset such remaining accumulated difference or through a subsequent reduction in dividend scales. As of December 31, 2002 and 2001, the deferred dividend liability was $33.2 million and $47.8 million, respectively.

     Since the Closed Block has been funded to provide for payment of guaranteed benefits and the continuation of current payable dividends on the policies included therein, it will not be necessary to use general funds to pay guaranteed benefits unless the in force business in the Closed Block experiences very substantial ongoing adverse experience in investment, mortality, persistency or other experience factors. The Company regularly (at least quarterly) monitors the experience from the Closed Block and may make changes to the dividend scale, when appropriate, to ensure that the profits are distributed to the Closed Block policyholders in a fair and equitable manner. In addition, annually the New York Insurance Department requires the filing of an independent auditor's report on the operations of the Closed Block.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

  Basis of Presentation

     The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates. The most significant estimates made in conjunction with the preparation of the Company's financial statements include those used in determining (i) deferred policy acquisition costs, (ii) the liability for future policy benefits, (iii) valuation allowances for mortgage loans and charges for the impairment of invested assets, (iv) pension costs, (v) costs associated with contingencies, (vi) litigation and restructuring charges and (vii) income taxes. Certain reclassifications have been made in the amounts presented for prior years to conform those years to the current year's presentation.

  Principles of Consolidation

     The accompanying consolidated financial statements include the accounts of MONY Life and its subsidiaries. All significant intercompany accounts and transactions have been eliminated.

  Valuation of Investments and Realized Gains and Losses

     The Company's fixed maturity securities are classified as available-for-sale and are reported at estimated fair value. The Company's equity securities are comprised of investments in common stocks and venture capital limited partnerships. The Company's investments in common stocks are classified as available-for-sale and are reported at estimated fair value. The Company's investments in venture capital limited partnerships are accounted for in accordance with the equity method of accounting or at estimated fair value (with changes in fair value recorded in other comprehensive income) depending upon the Company's percentage ownership of the partnership and the date it was acquired. In general, partnership interests acquired after May 18, 1995 are accounted for in accordance with the equity method of accounting if the Company's ownership interest in the partnership exceeds 3 percent, whereas, if the partnership was acquired prior to May 18, 1995, the equity method would be applied only if the Company's ownership interest is 20 percent or greater. In the unlikely event that the Company's ownership interest in a partnership exceeded 50 percent the partnership would be consolidated. In all other circumstances, the Company accounts for its investments in venture capital limited partnerships at estimated fair value. Because the underlying partnerships are required under GAAP to mark their investment portfolios to market and report changes in such market value through their earnings, the Company's earnings will reflect its pro rata share of such mark to market adjustment if it accounts for the partnership investment under the equity method. With respect to partnerships accounted for at fair value, there will be no impact on the Company's earnings until: (i) the underlying investments held by the partnership are distributed to the Company, or (ii) the underlying investments held by the partnership are sold by the partnership and the proceeds distributed to the Company, or (iii) an impairment of the Company's investment in the partnership is determined to exist. Unrealized gains and losses on fixed maturity securities and common stocks are reported as a separate component of other comprehensive income, net of deferred income taxes and an adjustment for the effect on deferred policy acquisition costs that would have occurred if such gains and losses had been realized. The cost of all fixed maturity securities and common stock is adjusted for impairments in value deemed to be other than temporary. Fixed maturity securities deemed to be other than temporarily impaired are analyzed to assess whether such investments should be placed on non-accrual status. A fixed maturity security would be placed on non-accrual status when management believes it will not receive all principal and interest payments according to the original terms. Any cash received on non-accrual status securities is applied against the outstanding principal. These adjustments are reflected as realized losses on investments. Realized gains and losses on sales of investments are determined on the basis of specific identification.

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Mortgage loans on real estate are stated at their unpaid principal balances, net of valuation allowances. Valuation allowances are established for the excess of the carrying value of a mortgage loan over its estimated fair value when the loan is considered to be impaired. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Estimated fair value is based on either the present value of expected future cash flows discounted at the loan's original effective interest rate, or the loan's observable market price (if considered to be a practical expedient), or the fair value of the collateral if the loan is collateral dependent and if foreclosure of the loan is considered probable. The provision for loss is reported as a realized loss on investment. Loans in foreclosure and loans considered to be impaired, other than restructured loans, are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in investment income in the period received. Interest income on restructured mortgage loans is accrued at the restructured loans' respective interest rates.

     Real estate held for investment, as well as related improvements, is generally stated at cost less depreciation. Depreciation is determined using the straight-line method over the estimated useful life of the asset, which may range from 5 to 40 years. Cost is adjusted for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Impairment losses are based on the estimated fair value of the real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Impairment losses on real estate held for investment are reported as realized losses on investments.

     Real estate investments meeting the following criteria are classified as "real estate to be disposed of" in the Company's consolidated statement of financial position and the results therefrom are reported as "discontinued operations" in the Company's consolidated statement of income and comprehensive income as a result of the Company's adoption in 2002 of SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("SFAS 144"):

     - Management, having the authority to approve the action, commits the organization to a plan to sell the property;

     - The property is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets;

     - An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing;

     - The sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year;

     - The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and

     - Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

     Real estate to be disposed of is carried at the lower of its carrying value at the time of classification as "to be disposed of" or fair value less estimated selling costs.

     Policy loans are carried at their unpaid principal balances.

     Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid debt instruments with an original maturity of three months or less.

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Collateralized Financing Transactions

     Securities loaned and borrowed are accounted for as collateralized financing transactions and are recorded at the amount of cash collateral received or advanced. The fee received or paid by the Company is recorded as interest revenue or expense and is reflected in other income and other operating costs and expenses, respectively, in the consolidated statement of income and comprehensive income. The initial collateral advanced or received has a higher market value than the underlying securities. The Company monitors the market value of securities borrowed and loaned on a daily basis, with additional collateral obtained or refunded, as necessary.

     The Company utilizes short-term repurchase agreements as supplementary short-term financing and delivers U.S. Treasury securities as collateral for cash received. These repurchase agreements are accounted for as collateralized financings. The fee paid by the Company is recorded as interest. The Company monitors the market value of securities transferred on a daily basis, and provides additional collateral as necessary.

  Recognition of Insurance Revenue and Related Benefits

     Premiums from participating and non-participating traditional life, health and annuity policies with life contingencies are recognized as premium income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenue from these types of products consists of amounts assessed during the period against policyholders' account balances for policy administration charges, cost of insurance and surrender charges, and mortality and expense charges on variable contracts. Policy benefits charged to expense include benefit claims incurred in the period in excess of the related policyholders' account balance.

  Commissions

     The Company earns commissions from clients for execution of securities, mutual funds, and insurance transactions. Commission revenues and related expenses are recorded on a trade-date basis and are reflected in other income and other operating costs and expenses, respectively, in the consolidated statement of income and comprehensive income.

  Deferred Policy Acquisition Costs ("DPAC")

     The costs of acquiring new business, principally commissions, underwriting, agency, and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred.

     For participating traditional life policies, DPAC is amortized over the expected life of the contracts (30 years) as a constant percentage based on the present value of estimated gross margins expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2002, the expected investment yield for the Closed Block was 7.26% for 2003 with subsequent years grading down to an ultimate aggregate yield of 7.13% in 2013. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends.

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

     For universal life products and investment-type products, DPAC is amortized over the expected life of the contracts (ranging from 15 to 30 years) as a constant percentage based on the present value of estimated gross profits expected to be realized over the life of the contracts using the initial locked in discount rate. For non-participating term policies, DPAC is amortized over the expected life of the contracts (ranging from 10 to 20 years) in proportion to premium revenue recognized. The discount rate for all products is 8.0%. Estimated gross profits arise principally from investment results, mortality and expense margins and surrender charges.

     The Company conducts programs from time-to-time that allow annuity contractholders to exchange older annuity contracts for new annuity products sold at no cost. The Company has determined that the old and new products are substantially similar and, as such, the Company retains previously recorded DPAC related to the exchanged contract.

     DPAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of DPAC of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the DPAC asset that would result from the realization of unrealized gains (losses) is recognized through an offset to other comprehensive income as of the balance sheet date.

  Future Policy Benefits and Policyholders' Account Balances

     Future policy benefit liabilities for participating traditional life policies are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Dividend fund interest assumptions range from 2.0% to 5.5%.

     Policyholders' account balances for universal life and investment-type contracts represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals. The weighted average interest crediting rate for universal life products was approximately 5.6%, 5.9% and 5.9% for the years ended December 31, 2002, 2001, and 2000, respectively. The weighted average interest crediting rate for investment-type products was approximately 4.3%, 4.5% and 4.9% for the years ended December 31, 2002, 2001, and 2000, respectively.

  Dividends to Policyholders

     Dividends to policyholders reflected on the consolidated statement of income and comprehensive income is comprised of policyholder dividends payable in the current year and the change in the deferred dividend liability. Dividends payable to policyholders are determined annually by the board of directors of the Company. All but a deminimus amount of dividends paid to policyholders are on policies in the Closed Block. Refer to Note 2 for a more detailed explanation of policyholder dividends, as well as the deferred dividend liability. The change on the deferred dividend liability recognized in the consolidated statement of income and comprehensive income was $(14.6) million, $21.2 million, and $2.5 million for the years ended December 31, 2002, 2001, and 2000, respectively.

  Participating Business

     At December 31, 2002 and 2001, participating business, substantially all of which is in the Closed Block, represented approximately 34.0% and 39.4% of the Company's life insurance in force, and 73.7% and 76.8% of the number of life insurance policies in force, respectively. For each of the years ended December 31, 2002, 2001, and 2000, participating business represented approximately 82.5%, 83.5%, and 91.6%, respectively, of life insurance premiums.

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Federal Income Taxes

     The Company files a consolidated federal income tax return with its ultimate parent, the MONY Group and its other subsidiaries, as well as the Company's life and non-life affiliates except Sagamore Financial Corporation, the parent holding company of USFL. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

  Reinsurance

     The Company has reinsured certain of its life insurance and investment contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based on assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance reserve credits. Gains on reinsurance are deferred and amortized into income over the remaining life of the underlying reinsured contracts.

     In determining whether a reinsurance contract qualifies for reinsurance accounting, Statement of Financial Accounting Standards ("SFAS") No. 113 "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" requires that there be a "reasonable possibility" that the reinsurer may realize a "significant loss" from assuming insurance risk under the contract. In making this assessment, the Company projects the results of the policies reinsured under the contract under various scenarios and assesses the probability of such results actually occurring. The projected results represent the present value of all the cash flows under the reinsurance contract. The Company generally defines a "reasonable possibility" as having a probability of at least 10%. In assessing whether the projected results of the reinsured business constitute a "significant loss", the Company considers: (i) the ratio of the aggregate projected loss, discounted at an appropriate rate of interest (the "aggregate projected loss"), to an estimate of the reinsurer's investment in the contract, as hereafter defined, and (ii) the ratio of the aggregate projected loss to an estimate of the total premiums to be received by the reinsurer under the contract discounted at an appropriate rate of interest.

     The reinsurer's investment in a reinsurance contract consists of amounts paid to the ceding company at the inception of the contract (e.g. expense allowances and the excess of liabilities assumed by the reinsurer over the assets transferred to the reinsurer under the contract) plus the amount of capital required to support such business consistent with prudent business practices, regulatory requirements, and the reinsurer's credit rating. The Company estimates the capital required to support such business based on what it considers to be an appropriate level of risk-based capital in light of regulatory requirements and prudent business practices.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent that the value of such assets exceeds the separate account liabilities. Investments held in separate accounts and liabilities of the separate accounts are reported separately as assets and liabilities. Substantially all separate account assets are reported at estimated fair value. Investment income and gains or losses on the investments of separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's consolidated statements of income and comprehensive income and cash flows. Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues.

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Consolidated Statements of Cash Flows--Non-cash Transactions

     For the years ended December 31, 2002, 2001, and 2000, respectively, real estate of $12.0 million, $18.0 million, and $0.5 million was acquired in satisfaction of debt. At December 31, 2002 and 2001, the Company owned real estate acquired in satisfaction of debt of $33.1 million and $44.3 million, respectively. Other non-cash transactions, which are reflected in the statement of cash flows as a reconciling item from net income to net cash provided by operating activities, consisted primarily of stock distributions from the Company's partnership investments and payment-in-kind for interest due on certain fixed maturity securities.

  Recent Accounting Pronouncements Adopted as of December 31, 2002

     On January 1, 2001 the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"). SFAS 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on the hedge relationship that exists, if there is one. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, are required to be reported in earnings. The Company's use of derivative instruments is not significant and accordingly, adoption of the standard did not have a material effect on the Company's earnings or financial position.

     On January 1, 2001 the Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities", a replacement of SFAS No. 125" ("SFAS 140"). SFAS No. 140 specifies the accounting and reporting requirements for securitizations and other transfers of financial assets and collateral, recognition and measurement of servicing assets and liabilities, and the extinguishment of liabilities. Adoption of the new requirements did not have a material effect on the Company's earnings or financial position.

     In July 2001, the FASB issued SFAS No. 141, Business Combinations ("SFAS 141"). SFAS 141 addresses the financial accounting and reporting for all business combinations. This statement requires that all business combinations be accounted for under the purchase method of accounting, abolishes the use of the pooling-of-interest method, requires separate recognition of intangible assets that can be identified and named, and expands required disclosures. All of the Company's past business combinations have been accounted for under the purchase accounting method. The provisions of this statement apply to all business combinations initiated after June 30, 2001. The adoption of SFAS 141 had no material effect on the Company's earnings or financial position.

     In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"). SFAS 142 provides that goodwill and intangible assets that have indefinite useful lives will not be amortized but rather will be tested at least annually for impairment. This Statement provides specific guidance for testing the impairment of goodwill and intangible assets. This statement was effective for fiscal years beginning after December 15, 2001. As a result of adopting this statement, the Company no longer recognizes goodwill amortization of approximately $1.3 million on an annualized basis. In addition, since the adoption of this standard, based on the Company's estimate of its reporting units, the Company has determined that none of its goodwill is impaired.

     In October 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("SFAS 144"). This statement establishes a single accounting model for the impairment or disposal of long-lived assets, including assets to be held and used, assets to be disposed of by other than sale, and assets to be disposed of by sale. The provisions of SFAS 144 are effective for the financial statements issued for fiscal years beginning after December 15, 2001 and interim periods within such year, except that assets held for sale as a result of disposal activities initiated prior to the

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES effective date of SFAS 144 may be accounted for in accordance with prior guidance until the end of the fiscal year in which SFAS 144 is effective. SFAS 144 retains many of the same provisions as SFAS 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of" ("SFAS 121"). In addition to retaining the SFAS 121 requirements, SFAS 144 requires companies to present the results of operations of components of the entity that are held for sale as discontinued operations in the consolidated statement of income and comprehensive income. The Company had real estate that meets the definition of a component of the entity. Substantially all of the Company's real estate to be disposed of resulted from disposal activities initiated prior to the effective date of SFAS 144. The carrying value of real estate to be disposed of at December 31, 2002 was $26.8 million. The Company's pretax loss from real estate to be disposed of for the year ended December 31, 2002, which is reported in the Company's consolidated statement of income and comprehensive income as a discontinued operation, was $3.9 million.

  Recent Accounting Pronouncements Not Yet Adopted as of December 31, 2002

     In January 2003, the FASB issued FASB Interpretation No. 46, "Consolidation of Variable Interest Entities" ("Interpretation 46"), which represents an interpretation of Accounting Research Bulletin No. 51 ("ARB 51"), "Consolidated Financial Statements". ARB 51 requires that a Company's consolidated financial statements include subsidiaries in which the Company has a controlling financial interest. That requirement usually has been applied to subsidiaries in which the Company has a majority voting interest. However, the voting interest approach is not effective in identifying controlling financial interests in entities (referred to as "variable interest entities") that are not controllable through voting interests or in which the equity investors do not bear the residual economic risks. Interpretation 46 provides guidance on identifying variable interest entities and on assessing whether a Company's investment in a variable interest entity requires consolidation thereof. Interpretation 46 is effective immediately for investments made in variable interest entities after January 31, 2003 and it is effective in the first fiscal year or interim period beginning after June 15, 2003 for investments in variable interest entities made prior to February 1, 2003. The adoption of Interpretation 46 is not expected to have a material impact on the Company's earnings or financial position.

4. INVESTMENT INCOME, REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES), AND COMPREHENSIVE INCOME:

     Net investment income for the years ended December 31, 2002, 2001, and 2000 was derived from the following sources:

                                                             2002     2001      2000
                                                            ------   ------   --------
                                                                 ($ IN MILLIONS)
NET INVESTMENT INCOME
Fixed maturity securities.................................  $486.7   $484.4   $  495.4
Equity securities.........................................     7.8    (33.9)     239.4
Mortgage loans............................................   138.9    139.8      144.3
Other investments (including cash and short-term).........   126.3    132.7      136.9
                                                            ------   ------   --------
Total investment income...................................   759.7    723.0    1,016.0
Investment expenses.......................................    34.3     46.1       45.1
                                                            ------   ------   --------
Net investment income.....................................  $725.4   $676.9   $  970.9
                                                            ======   ======   ========

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Net realized gains (losses) on investments for the years ended December 31, 2002, 2001, and 2000 are summarized as follows:

                                                             2002      2001     2000
                                                            -------   ------   ------
                                                                 ($ IN MILLIONS)
NET REALIZED GAINS (LOSSES) ON INVESTMENTS
Fixed maturity securities.................................  $ (79.5)  $ (2.6)  $(30.1)
Equity securities.........................................    (38.7)    (7.8)    21.5
Mortgage loans............................................     (3.0)     9.3     19.8
Other invested assets.....................................    (29.9)   (11.2)    26.3
                                                            -------   ------   ------
Net realized gains (losses) on investments................  $(151.1)  $(12.3)  $ 37.5
                                                            =======   ======   ======

     Following is a summary of the change in unrealized investment gains (losses), net of related deferred income taxes and the adjustment for deferred policy acquisition costs (see Note 8), which are reflected in Accumulated Other Comprehensive Income for the periods presented. The net change in unrealized investment gains (losses) and the change in the Company's minimum pension liability represent the only components of other comprehensive income for the years ended December 31, 2002, 2001, and 2000 as presented below:

                                                             2002      2001     2000
                                                            -------   ------   ------
                                                                 ($ IN MILLIONS)
OTHER COMPREHENSIVE INCOME
Change in unrealized gains (losses):
Fixed maturity securities.................................  $ 360.5   $156.7   $196.7
Equity securities.........................................      2.2     (3.4)   (59.9)
                                                            -------   ------   ------
Subtotal..................................................    362.7    153.3    136.8
AEGON Portfolio (See Note 11).............................    (29.3)    31.0     20.6
                                                            -------   ------   ------
Subtotal..................................................    333.4    184.3    157.4
Effect on unrealized gains (losses) on investments
  attributable to:
  DPAC....................................................    (67.4)   (30.3)   (93.1)
  Deferred federal income taxes...........................    (92.4)   (48.2)   (20.6)
Net unrealized gains (losses) and DPAC transferred to the
  Closed Block............................................   (129.8)   (69.2)     2.5
                                                            -------   ------   ------
Change in unrealized gains (losses) on investments, net...     43.8     36.6     46.2
Minimum pension liability adjustment......................     (1.9)   (11.5)    (3.8)
                                                            -------   ------   ------
Other comprehensive income................................  $  41.9   $ 25.1   $ 42.4
                                                            =======   ======   ======

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2002, 2001, and 2000 to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

                                                               2002    2001    2000
                                                              ------   -----   -----
                                                                 ($ IN MILLIONS)
RECLASSIFICATION ADJUSTMENTS
Unrealized gains (losses) on investments....................  $ 83.7   $34.6   $48.6
Reclassification adjustment for gains included in net
  income....................................................   (41.8)   (9.5)   (6.2)
                                                              ------   -----   -----
Unrealized gains (losses) on investments, net of
  reclassification adjustments..............................  $ 41.9   $25.1   $42.4
                                                              ======   =====   =====

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Unrealized gains (losses) on investments, (excluding net unrealized gains (losses) on assets allocated to the Closed Block), reported in the above table for the years ended December 31, 2002, 2001, and 2000 are net of income tax expense (benefit) of $115.0 million, $43.2 million and $17.2 million, respectively, and $(71.4) million, $(32.1) million and $(95.5) million, respectively, relating to the effect of such unrealized gains (losses) on DPAC.

     Reclassification adjustments, (excluding net unrealized gains (losses) on assets allocated to the Closed Block), reported in the above table for the years ended December 31, 2002, 2001, and 2000 are net of income tax expense (benefit) of $(22.5) million, $5.1 million and $3.3 million, respectively, and $4.1 million, $1.8 million and $2.5 million, respectively, relating to the effect of such amounts on DPAC.

5. FIXED MATURITY AND EQUITY SECURITIES:

  Fixed Maturity Securities Available-for-Sale

     The amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2002 and 2001 are as follows:

                                                                              GROSS
                                                      GROSS UNREALIZED     UNREALIZED
                                  AMORTIZED COST            GAINS            LOSSES       ESTIMATED FAIR VALUE
                                -------------------   -----------------   -------------   ---------------------
                                  2002       2001      2002      2001     2002    2001      2002        2001
                                --------   --------   -------   -------   -----   -----   ---------   ---------
                                                                ($ IN MILLIONS)
U.S. Treasury securities and
  Obligations of U.S.
  Government agencies.........  $  847.2   $  292.7   $ 66.7    $ 14.7    $ 0.2   $ 0.2   $  913.7    $  307.2
Collateralized mortgage
  obligations:
  Government agency-backed....     169.3      268.4      8.4       5.8       --     0.8      177.7       273.4
  Non-agency backed...........      92.8      166.3      3.4       7.0       --     0.0       96.2       173.3
Other asset-backed securities:
  Government agency-backed....     121.9       18.4      5.9       0.7       --     0.0      127.8        19.1
  Non-agency backed...........     582.1      611.5     34.7      17.9      4.6     9.6      612.2       619.8
Foreign governments...........      42.5       32.1      6.1       4.0      0.3     0.7       48.3        35.4
Utilities.....................     546.1      551.3     37.1      16.9      7.2     4.6      576.0       563.6
Corporate bonds...............   4,871.4    4,830.3    385.1     153.0     30.7    58.3    5,225.8     4,925.0
                                --------   --------   ------    ------    -----   -----   --------    --------
         Total bonds..........   7,273.3    6,771.0    547.4     220.0     43.0    74.2    7,777.7     6,916.8
Redeemable preferred stocks...      47.0       55.6      3.5       1.2       --     0.1       50.5        56.7
                                --------   --------   ------    ------    -----   -----   --------    --------
         Total................  $7,320.3   $6,826.6   $550.9    $221.2    $43.0   $74.3   $7,828.2    $6,973.5
                                ========   ========   ======    ======    =====   =====   ========    ========

     The carrying value of the Company's fixed maturity securities available-for-sale at December 31, 2002 and 2001 is net of adjustments for impairments in value deemed to be other than temporary of $124.4 million and $48.2 million, respectively.

     At December 31, 2002 and 2001, there was $6.7 million and $0.0 million, respectively, of fixed maturity securities which had been non-income producing for the twelve months preceding such dates.

     The Company classifies fixed maturity securities available-for-sale which:
(i) are in default as to principal or interest payments; (ii) are to be restructured pursuant to commenced negotiations; (iii) went into bankruptcy subsequent to acquisition; or (iv) are deemed to have other than temporary impairments to value as "problem fixed maturity securities." At December 31, 2002 and 2001, the carrying value of problem fixed maturity securities held by the Company was $274.7 million and $66.7 million, respectively. The Company defines potential problem securities in the fixed maturity category as securities that are deemed to be experiencing significant operating problems or difficult industry conditions. At December 31, 2002 and 2001, the carrying value of potential problem fixed

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES maturity securities held by the Company was $8.5 million and $16.1 million, respectively. In addition, at December 31, 2002 and 2001, the Company had no fixed maturity securities which had been restructured.

     The amortized cost and estimated fair value of fixed maturity securities available-for-sale, by contractual maturity dates (excluding scheduled sinking funds) as of December 31, 2002, are as follows:

                                                              AMORTIZED   ESTIMATED
                                                                COST      FAIR VALUE
                                                              ---------   ----------
                                                                 ($ IN MILLIONS)
Due in one year or less.....................................  $  498.7     $  507.5
Due after one year through five years.......................   2,024.1      2,165.3
Due after five years through ten years......................   2,779.3      3,020.4
Due after ten years.........................................   1,052.0      1,121.1
                                                              --------     --------
          Subtotal..........................................   6,354.1      6,814.3
Mortgage--and asset-backed securities.......................     966.2      1,013.9
                                                              --------     --------
          Total.............................................  $7,320.3     $7,828.2
                                                              ========     ========

     Fixed maturity securities available-for-sale that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturity dates may differ from contractual maturity dates because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     Proceeds from sales of fixed maturity securities available-for-sale during 2002, 2001, and 2000 were $468.1 million, $479.4 million and $441.3 million, respectively. Gross gains of $35.1 million, $21.3 million and $7.2 million and gross losses of $6.6 million, $8.3 million and $16.3 million were realized on these sales in 2002, 2001, and 2000, respectively.

 Equity Securities

     The cost, gross unrealized gains and losses, and estimated fair value of marketable and non-marketable equity securities at December 31, 2002 and 2001 are as follows:

                                             GROSS           GROSS
                                          UNREALIZED      UNREALIZED     ESTIMATED FAIR
                       AMORTIZED COST        GAINS          LOSSES            VALUE
                       ---------------   -------------   -------------   ---------------
                        2002     2001    2002    2001    2002    2001     2002     2001
                       ------   ------   -----   -----   -----   -----   ------   ------
                                                ($ IN MILLIONS)
Marketable equity
  securities.........  $ 59.9   $ 67.3   $ 3.3   $ 6.2   $ 2.3   $ 6.9   $ 60.9   $ 66.6
Non-marketable equity
  securities.........   192.8    220.7    29.5    31.0    35.5    20.8    186.8    230.9
                       ------   ------   -----   -----   -----   -----   ------   ------
                       $252.7   $288.0   $32.8   $37.2   $37.8   $27.7   $247.7   $297.5
                       ======   ======   =====   =====   =====   =====   ======   ======

     Proceeds from sales of equity securities during 2002, 2001, and 2000 were $16.5 million, $31.0 million and $499.2 million, respectively. Gross gains of $2.7 million, $3.1 million and $81.2 million and gross losses of $2.8 million, $9.5 million and $57.8 million were realized on these sales during 2002, 2001, and 2000, respectively.

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

6. MORTGAGE LOANS ON REAL ESTATE:

     Mortgage loans on real estate at December 31, 2002 and 2001 consist of the following:

                                                                2002       2001
                                                              --------   --------
                                                                ($ IN MILLIONS)
Commercial and residential mortgage loans...................  $1,592.3   $1,533.6
Agricultural mortgage loans.................................     307.8      304.6
                                                              --------   --------
Total loans.................................................   1,900.1    1,838.2
Less: valuation allowances..................................     (22.7)     (28.5)
                                                              --------   --------
Mortgage loans, net of valuation allowances.................  $1,877.4   $1,809.7
                                                              ========   ========

     An analysis of the valuation allowances for 2002, 2001, and 2000 is as follows:

                                                              2002    2001    2000
                                                              -----   -----   -----
                                                                 ($ IN MILLIONS)
Balance, beginning of year..................................  $28.5   $32.2   $37.3
Increase/(decrease) in allowance............................    0.7    (0.8)   (4.9)
Reduction due to pay-downs, pay-offs, and writeoffs.........   (2.1)   (0.2)   (0.2)
Transfers to real estate....................................   (4.4)   (2.7)     --
                                                              -----   -----   -----
Balance, end of year........................................  $22.7   $28.5   $32.2
                                                              =====   =====   =====

     Impaired mortgage loans along with related valuation allowances as of December 31, 2002 and 2001 are as follows:

                                                               2002     2001
                                                              ------   ------
                                                              ($ IN MILLIONS)
Investment in impaired mortgage loans (before valuation
  allowances):
Loans that have valuation allowances........................  $ 66.7   $ 93.5
Loans that do not have valuation allowances.................    90.3     85.2
                                                              ------   ------
  Subtotal..................................................   157.0    178.7
Valuation allowances........................................   (14.7)   (18.4)
                                                              ------   ------
  Impaired mortgage loans, net of valuation allowances......  $142.3   $160.3
                                                              ======   ======

     During 2002, 2001, and 2000, the Company recognized $11.3 million, $12.8 million and $19.5 million, respectively, of interest income on impaired loans.

     At December 31, 2002 and 2001, the carrying value of mortgage loans which were non-income producing for the twelve months preceding such dates was $13.8 million and $22.0 million, respectively.

     At December 31, 2002 and 2001, the Company had restructured mortgage loans of $29.8 million and $66.3 million, respectively. Interest income of $1.5 million, $4.3 million and $6.8 million was recognized on restructured mortgage loans in 2002, 2001, and 2000, respectively. Gross interest income on these loans that would have been recorded in accordance with the original terms of such loans amounted to approximately $4.0 million, $7.2 million and $9.5 million in 2002, 2001, and 2000, respectively.

7. SEGMENT INFORMATION:

     The Company's business activities consist of the following: protection product operations, accumulation product operations, mutual fund operations, securities broker-dealer operations, insurance

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES brokerage operations, and certain insurance lines of business no longer written by the Company (the "run-off businesses"). These business activities represent the Company's operating segments. Except as discussed below, these segments are managed separately because they either provide different products or services, are subject to different regulation, require different strategies, or have different technology requirements.

     Management considers the Company's mutual fund operations to be an integral part of the products offered by the Company's Accumulation Products segment. Accordingly, for management purposes (including performance assessment and making decisions regarding the allocation of resources), the Company aggregates its mutual fund operations with its Accumulation Products segment.

     Of the aforementioned segments, only the Protection Products segment and the Accumulation Products segment qualify as reportable segments in accordance with SFAS No. 131 "Disclosures about Segments of an Enterprise and Related Information". All of the Company's other segments are combined and reported in the Other Products segment.

     Products comprising the Protection Products segment primarily include a wide range of individual life insurance products, including: whole life, term life, universal life, variable universal life, corporate-owned life, last survivor whole life, last survivor variable universal life, last survivor universal life, group universal life and special-risk products. In addition, included in the Protection Products segment are: (i) the assets and liabilities transferred pursuant to the Group Pension Transaction, as well as the Group Pension Profits derived therefrom (see Note 11), (ii) the Closed Block assets and liabilities, as well as the revenues and expenses relating thereto (See Notes 2 and 18), and (iii) the Company's disability income insurance products (which are 100% reinsured and no longer offered by the Company).

     The Accumulation Products segment primarily includes flexible premium variable annuities, single and flexible premium deferred annuities, single premium immediate annuities, proprietary mutual funds, investment management services, and certain other financial services products.

     The Company's Other Products segment primarily consists of a securities broker-dealer operation, an insurance brokerage operation, and the run-off businesses. The securities broker-dealer operation markets the Company's proprietary investment products and, in addition, provides customers of the Company's protection and accumulation products access to other non-proprietary investment products (including stocks, bonds, limited partnership interests, tax-exempt unit investment trusts and other investment securities). The insurance brokerage operation provides the Company's career agency force with access to variable life, annuity, small group health and specialty insurance products written by other carriers to meet the insurance and investment needs of its customers. The run-off businesses primarily consist of group life and health business, as well as group pension business that was not included in the Group Pension Transaction (See Note 11).

     Set forth in the table below is certain financial information with respect to the Company's reportable segments as of and for each of the years ended December 31, 2002, 2001, and 2000, as well as amounts not allocated to the segments. Except for various allocations discussed below, the accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 3). The Company evaluates the performance of each operating segment based on profit or loss from operations before income taxes and nonrecurring items (e.g., items of an unusual or infrequent nature). The Company does not allocate certain non-recurring items to the segments. In addition, unless otherwise noted, all segment revenues are from external customers.

     Assets have been allocated to the segments in amounts sufficient to support the associated liabilities of each segment and maintain a separately calculated regulatory risk-based capital ("RBC")

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES level for each segment. Allocations of the net investment income and net realized gains (losses) on investments were based on the amount of assets allocated to each segment. Other costs and operating expenses were allocated to each of the segments based on: (i) a review of the nature of such costs, (ii) time studies analyzing the amount of employee compensation costs incurred by each segment, and (iii) cost estimates included in the Company's product pricing. Substantially all non-cash transactions and impaired real estate (including real estate acquired in satisfaction of debt) have been allocated to the Protection Products segment.

     Amounts reported as "reconciling amounts" in the table below primarily relate to: (i) contracts issued by the Company relating to its employee benefit plans, (ii) interest expense associated with the surplus and intercompany surplus notes, (iii) charges totaling $7.2 million and $56.8 million in 2002 and 2001, respectively, associated with the Company's reorganization (see Note 22), and (iv) a $1.5 million decrease in 2002 in certain reserves established in connection with the reorganization charge recorded in 2001 (see Note 22).

                     SEGMENT SUMMARY FINANCIAL INFORMATION

                                                     2002(5)     2001(3)(6)     2000(7)
                                                    ---------    ----------    ---------
                                                              ($ IN MILLIONS)
PREMIUMS:
Protection Products.............................    $   662.9    $   675.5     $   685.7
Accumulation Products...........................         11.6          5.3           1.3
Other Products..................................         15.9         14.5          13.5
                                                    ---------    ---------     ---------
                                                    $   690.4    $   695.3     $   700.5
                                                    =========    =========     =========
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT
  POLICY FEES:
Protection Products.............................    $   152.1    $   151.6     $   134.8
Accumulation Products...........................         46.8         54.7          70.0
Other Products..................................          1.6          0.9           1.0
                                                    ---------    ---------     ---------
                                                    $   200.5    $   207.2     $   205.8
                                                    =========    =========     =========
NET INVESTMENT INCOME AND NET REALIZED GAINS
  (LOSSES) ON INVESTMENTS(8):
Protection Products.............................    $   467.8    $   559.4     $   796.7
Accumulation Products...........................         58.8         68.6         124.9
Other Products..................................         21.3         17.9          68.9
Reconciling amounts(4)..........................         22.5         18.7          17.9
                                                    ---------    ---------     ---------
                                                    $   570.4    $   664.6     $ 1,008.4
                                                    =========    =========     =========
OTHER INCOME:
Protection Products.............................    $    84.0    $    46.8     $    57.7
Accumulation Products...........................         96.1        107.4         120.2
Other Products..................................         60.7         57.5          77.4
Reconciling amounts.............................         10.8          8.1           5.1
                                                    ---------    ---------     ---------
                                                    $   251.6    $   219.8     $   260.4

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                     2002(5)     2001(3)(6)     2000(7)
                                                    ---------    ----------    ---------
                                                              ($ IN MILLIONS)
                                                    =========    =========     =========
BENEFITS TO POLICYHOLDERS(1):
Protection Products.............................    $   794.2    $   815.1     $   791.1
Accumulation Products...........................         87.9         75.4          68.2
Other Products..................................         30.4         29.2          31.5
Reconciling amounts.............................          9.9          5.5           7.6
                                                    ---------    ---------     ---------
                                                    $   922.4    $   925.2     $   898.4
                                                    =========    =========     =========
AMORTIZATION OF DEFERRED POLICY ACQUISITION
  COSTS:
Protection Products.............................    $   110.3    $   115.7     $   110.8
Accumulation Products...........................         45.8         26.1          28.3
Reconciling amounts.............................          0.0         17.0           0.0
                                                    ---------    ---------     ---------
                                                    $   156.1    $   158.8     $   139.1
                                                    =========    =========     =========
OTHER OPERATING COSTS AND EXPENSES:
Protection Products.............................    $   226.6    $   245.5     $   262.2
Accumulation Products...........................        119.4        127.2         120.0
Other Products..................................         83.3         87.3         100.3
Reconciling amounts.............................         30.1         59.4          20.8
                                                    ---------    ---------     ---------
                                                    $   459.4    $   519.4     $   503.3
                                                    =========    =========     =========
INCOME BEFORE INCOME TAXES(8)(9):
Protection Products.............................    $    50.1    $    23.1     $   278.1
Accumulation Products...........................        (41.0)         5.7          98.4
Other Products..................................        (15.4)       (27.3)         27.7
Reconciling amounts.............................         (6.7)       (54.6)         (5.4)
                                                    ---------    ---------     ---------
                                                    $   (13.0)   $   (53.1)    $   398.8
                                                    =========    =========     =========
ASSETS:
Protection Products.............................    $12,258.0    $16,212.9     $16,239.0
Accumulation Products...........................      4,521.8      5,077.7       5,593.5
Other Products..................................        988.2      1,125.7       1,060.8
Reconciling amounts.............................        727.9        994.8       1,309.0
                                                    ---------    ---------     ---------
                                                    $18,495.9    $23,411.1     $24,202.3
                                                    =========    =========     =========
DEFERRED POLICY ACQUISITION COSTS:
Protection Products.............................    $ 1,093.3    $ 1,087.0     $ 1,064.3
Accumulation Products...........................        133.1        146.8         145.4
                                                    ---------    ---------     ---------
                                                    $ 1,226.4    $ 1,233.8     $ 1,209.7
                                                    =========    =========     =========
FUTURE POLICY BENEFITS:
Protection Products.............................    $ 7,543.3    $ 7,467.2     $ 7,384.8
Accumulation Products...........................        188.6        173.5         163.4
Other Products..................................        203.1        213.9         229.6
Reconciling amounts.............................         14.9         15.4          16.7
                                                    ---------    ---------     ---------
                                                    $ 7,949.9    $ 7,870.0     $ 7,794.5

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                     2002(5)     2001(3)(6)     2000(7)
                                                    ---------    ----------    ---------
                                                              ($ IN MILLIONS)
                                                    =========    =========     =========
UNEARNED PREMIUMS:
Protection Products.............................    $    54.7    $    53.1     $    47.9
Accumulation Products...........................           --           --            --
Other Products..................................          2.6          2.8           2.5
Reconciling amounts.............................           --           --            --
                                                    ---------    ---------     ---------
                                                    $    57.3    $    55.9     $    50.4
                                                    =========    =========     =========
POLICYHOLDERS' BALANCES AND OTHER POLICYHOLDERS'
  LIABILITIES:
Protection Products.............................    $ 1,629.8    $ 2,845.9     $ 2,858.0
Accumulation Products...........................      1,225.5        969.0         896.6
Other Products..................................        155.7        145.3         149.3
Reconciling amounts.............................          0.6          0.9           1.0
                                                    ---------    ---------     ---------
                                                    $ 3,011.6    $ 3,961.1     $ 3,904.9
                                                    =========    =========     =========
SEPARATE ACCOUNT LIABILITIES(2)(10):
Protection Products(11).........................    $   604.6    $ 3,783.7     $ 3,939.5
Accumulation Products...........................      2,699.0      3,464.3       4,072.9
Other Products..................................        298.1        429.7         499.5
Reconciling amounts.............................        535.9        694.1         770.1
                                                    ---------    ---------     ---------
                                                    $ 4,137.6    $ 8,371.8     $ 9,282.0
                                                    =========    =========     =========

---------------

 (1) Includes interest credited to policyholders' account balances.

 (2) Each segment includes separate account assets in an amount not less than the corresponding liability reported.

 (3) See Note 22 for details regarding the allocation of Reorganization and Other Charges to segments.

 (4) Reconciling amounts include interest expense related to the Intercompany Surplus Notes (see Note 14).

 (5) Amounts reported as "reconciling" in 2002 primarily relate to: (i) contracts issued by MONY Life relating to its employee benefit plans, (ii) interest expense associated with the surplus and intercompany surplus notes, (iii) charges totaling $7.2 million pre-tax relating to the Company's 2002 reorganization charge (See Note 22), and (iv) a $1.5 million decrease in certain reserves associated with the Company's 2001 reorganization charge (See Note 22).

 (6) Amounts reported as "reconciling" in 2001 primarily relate to: (i) contracts issued by MONY Life relating to its employee benefit plans, (ii) interest expense associated with the surplus and intercompany surplus notes and (iii) charges totaling $56.8 million pre-tax relating to the Company's reorganization.

 (7) Amounts reported as "reconciling" in 2000 primarily relate to (i) contracts issued by MONY Life relating to its employee benefit plans and (ii) interest expense associated with the surplus and intercompany surplus notes.

 (8) Amounts reported in 2002 include a loss of $3.9 million pre-tax from discontinued operations, of which $3.3 million, $0.4 million, and $0.2 million, has been allocated to the Protection Products, Accumulation Products and Other Products segments, respectively.

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

 (9) Amounts reported in 2000 include an extraordinary charge of $37.7 million after tax for the cost incurred by the Company in connection with the repurchase of $115.0 million face amount 9.5% coupon surplus notes, and $123.0 million of its $125.0 million face amount 11.25% coupon surplus notes that were outstanding at December 31, 1999 (see Note 14).

(10) Includes separate account liabilities relating to the Group Pension Transaction of $0.0 million, $3,179.5 million, and $3,416.7 million as of December 31, 2002, 2001, and 2000, respectively (see Note 11).

(11) As explained in note 11, in accordance with GAAP, the Group Pension Transaction did not constitute a sale because the Company retained substantially all the risks and rewards associated with the business transferred to Aegon USA, Inc. ("AEGON"). Accordingly, over the life of the transaction the Company was required to reflect the transferred assets and liabilities on its balance sheet under separate captions entitled "Assets transferred in Group Pension Transaction" and "Liabilities transferred in Group Pension Transaction". As a result of the expiration of the transaction at December 31, 2002 and the recognition of earnings from the Final Value Payment from AEGON the Company has no further interest in the transferred assets and liabilities and, accordingly, such assets and liabilities are no longer reflected on its balance sheet.

     Substantially all of the Company's revenues are derived in the United States. Revenue derived from outside the United States is not material and revenue derived from any single customer does not exceed 10.0% of total consolidated revenues.

     Following is a summary of revenues by product for the years ended December 31, 2002, 2001, and 2000:

                                                            2002      2001      2000
                                                           ------    ------    ------
                                                                ($ IN MILLIONS)
PREMIUMS:
Individual life........................................    $662.6    $675.1    $685.2
Disability income insurance............................       0.3       0.4       0.5
Group insurance........................................      15.9      14.5      13.5
Other..................................................      11.6       5.3       1.3
                                                           ------    ------    ------
          Total........................................    $690.4    $695.3    $700.5
                                                           ======    ======    ======
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
Universal life.........................................    $ 64.8    $ 68.8    $ 69.0
Variable universal life................................      78.1      73.4      54.7
Group universal life...................................       9.2       9.4      11.1
Individual variable annuities..........................      46.8      54.7      69.7
Individual fixed annuities.............................       1.6       0.9       1.3
                                                           ------    ------    ------
          Total........................................    $200.5    $207.2    $205.8
                                                           ======    ======    ======

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

8. DEFERRED POLICY ACQUISITION COSTS:

     Policy acquisition costs deferred and amortized in 2002, 2001, and 2000 are as follows:

                                                           2002       2001       2000
                                                         --------   --------   --------
                                                                ($ IN MILLIONS)
Balance, beginning of the year.........................  $1,233.8   $1,209.7   $1,248.2
Costs deferred during the year.........................     213.1      209.1      190.9
Amortized to expense during the year...................    (156.1)    (158.8)    (139.1)
Effect on DPAC from unrealized (gains) losses..........     (64.4)     (26.2)     (90.3)
                                                         --------   --------   --------
Balance, end of the year...............................  $1,226.4   $1,233.8   $1,209.7
                                                         ========   ========   ========

9. PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS:

  Pension Plans

     The Company has a qualified pension plan covering substantially all of its salaried employees. The provisions of the plan provide both (a) defined benefit accruals based on: (i) years of service, (ii) the employee's final average annual compensation and (iii) wage bases or benefits under Social Security and
(b) defined contribution accruals based on a Company matching contribution equal to 100% of the employee's elective deferrals under the incentive savings plan for employees up to 3% of the employee's eligible compensation and an additional 2% of eligible compensation for each active participant. Effective June 15, 1999, prospective defined contribution accruals in the defined benefit plan ceased and were redirected to the Investment Plan Supplement for Employees of MONY Life. The Company did not make any contribution in the current year or prior year under Section 404 of the Internal Revenue Code ("IRC") because the plan was fully funded under Section 412 of the IRC.

     During 2002, the Company amended its Qualified Pension plan which increased certain benefit liabilities payable thereunder. The amendment resulted in an increase of $3.7 million in the plan's projected benefit obligation.

     The assets of the qualified pension plan are primarily invested in MONY Pooled Accounts which include common stock, real estate, private placement debt securities and bonds. At December 31, 2002 and 2001, $304.7 million and $415.3 million, respectively, were invested in the MONY Pooled Accounts. Benefits of $30.2 million, $27.9 million and $33.9 million were paid by this plan for the years ended December 31, 2002, 2001, and 2000, respectively.

     The Company also sponsors a non-qualified employee excess benefit plan, which provides both defined benefits and defined contribution accruals in excess of Internal Revenue Service limits to certain employees. The benefits are based on years of service and the employee's compensation. Pension benefits are paid from the Company's general account.

  Postretirement Benefits

     The Company provides certain health care and life insurance benefits for retired employees and field underwriters. The Company amortizes its postretirement transition obligation over a period of twenty years.

     Assumed health care cost trend rates typically have a significant effect on the amounts reported for health care plans, however, under the Company's postretirement healthcare plan, there is a per capita limit on the Company's healthcare costs. As a result, a one-percentage point change in the assumed healthcare cost trend rates would have an immaterial effect on amounts reported.

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following presents the change in the benefit obligation, change in plan assets and other information with respect to the Company's qualified and non-qualified defined benefit pension plans and other benefits which represent the Company's postretirement benefit obligation:

                                                      PENSION BENEFITS     OTHER BENEFITS
                                                      -----------------   -----------------
                                                       2002      2001      2002      2001
                                                      -------   -------   -------   -------
                                                                 ($ IN MILLIONS)
CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year.............  $411.5    $386.1    $ 104.7   $ 103.9
Service cost........................................     5.9       8.3        1.5       1.5
Interest cost.......................................    29.2      30.9        6.7       7.2
Plan amendment......................................     3.7       1.8         --        --
Actuarial loss......................................    18.0      25.8       (0.9)      0.5
Benefits paid.......................................   (36.9)    (41.4)      (9.9)     (8.4)
                                                      ------    ------    -------   -------
Benefit obligation at end of year...................  $431.4    $411.5    $ 102.1   $ 104.7
                                                      ======    ======    =======   =======
CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year......  $419.5    $469.9    $    --   $    --
Actual return on plan assets........................   (32.6)    (20.5)        --        --
Employer contribution...............................     6.7      13.5        9.9       8.4
Benefits and expenses paid..........................   (38.7)    (43.4)      (9.9)     (8.4)
                                                      ------    ------    -------   -------
Fair value of plan assets at end of year............   354.9     419.5         --        --
                                                      ------    ------    -------   -------
Funded status.......................................   (76.5)      8.0     (102.1)   (103.7)
Unrecognized actuarial loss.........................   176.6      98.4       12.1      12.1
Unamortized transition obligation...................     1.7       2.1       30.6      33.6
Unrecognized prior service cost.....................     1.5     (11.4)      (0.7)     (0.8)
                                                      ------    ------    -------   -------
Net amount recognized...............................  $103.3    $ 97.1    $ (60.1)  $ (58.8)
                                                      ======    ======    =======   =======
Amounts recognized in the statement of financial
  position consist of the following:
Prepaid benefit cost................................  $151.0    $145.4    $    --   $    --
Accrued benefit liability...........................   (66.6)    (48.3)     (60.1)    (58.8)
Intangible asset....................................     1.7       2.1         --        --
Accumulated other comprehensive income..............    17.2      (2.1)        --        --
                                                      ------    ------    -------   -------
Net amount recognized...............................  $103.3    $ 97.1    $ (60.1)  $ (58.8)
                                                      ======    ======    =======   =======

     The Company's qualified plan had assets of $345.7 million and $419.5 million at December 31, 2002 and 2001, respectively. The projected benefit obligation and accumulated benefit obligation for the qualified plan were $365.2 million and $338.9 million at December 31, 2002 and $343.5 million and $310.6 million at December 31, 2001, respectively.

     The projected benefit obligation and accumulated benefit obligation for the non-qualified defined benefit pension plan, which is unfunded, were $68.2 million and $66.6 million at December 31, 2002 and $68.0 million and $65.6 million at December 31, 2001, respectively.

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                            PENSION          OTHER
                                                            BENEFITS        BENEFITS
                                                          ------------    ------------
                                                          2002    2001    2002    2001
                                                          ----    ----    ----    ----
WEIGHTED-AVERAGE ASSUMPTIONS FOR THE YEAR ENDED DECEMBER
  31:
Discount rate...........................................   6.6%    7.3%   6.6%    7.3%
Expected return on plan assets..........................  10.0%   10.0%   0.0%    0.0%
Rate of compensation increase(1)........................    --      --    5.0%    5.0%

---------------

(1) For pension benefits, no benefits bearing incentive compensation is assumed for 2002. Otherwise benefits bearing compensation is assumed to increase by 4% for all participants eligible for incentive compensation and by 5% for all others. Benefits bearing incentive compensation for the top four officers is assumed to be 50% of base salary after 2002. Since postretirement life insurance benefits are subject to a cap of either $50,000 or salary in 1995, if greater, the rate of compensation increase has no significant impact on the values noted above.

     For measurement purposes, a 10% percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2002. The rate was assumed to decrease gradually to 6% percent for 2010 and remain at that level thereafter.

     Components of net periodic benefit cost for the pension and other post-retirement plans are as follows:

                                                PENSION BENEFITS          OTHER BENEFITS
                                            ------------------------   ---------------------
                                             2002     2001     2000    2002    2001    2000
                                            ------   ------   ------   -----   -----   -----
                                                            ($ IN MILLIONS)
COMPONENTS OF NET PERIODIC BENEFIT COST:
Service cost..............................  $  5.9   $  8.3   $  6.1   $ 1.5   $ 1.5   $ 1.2
Interest cost.............................    29.2     30.9     29.4     6.7     7.2     6.5
Expected return on plan assets............   (39.8)   (45.5)   (46.9)     --      --      --
Amortization of prior service cost........    (0.3)    (0.8)    (1.5)   (0.1)   (0.2)   (0.1)
Curtailment gain..........................      --       --     (2.0)     --      --      --
Recognized net actuarial loss/(gain)......     4.6      1.1     (0.2)     --      --      --
Amortization of transition items..........     0.3     (7.5)    (7.9)    3.1     3.1     3.1
                                            ------   ------   ------   -----   -----   -----
Net periodic benefit cost.................  $ (0.1)  $(13.5)  $(23.0)  $11.2   $11.6   $10.7
                                            ======   ======   ======   =====   =====   =====

     The Company also has a qualified money purchase pension plan covering substantially all career field underwriters. Company contributions of 5% of earnings plus an additional 2% of such earnings in excess of the social security wage base are made each year. At December 31, 2002 and 2001, the fair value of plan assets was $165.1 million and $198.9 million, respectively. For the years ended December 31, 2002, 2001, and 2000, the Company contributed $2.8 million, $3.2 million and $3.2 million to the plan, respectively, which amounts are reflected in other operating costs and expenses in the Company's consolidated statement of income and comprehensive income.

     The Company has a non-qualified defined contribution plan, which is unfunded. The non-qualified defined contribution plan projected benefit obligation, which equaled the accumulated benefit obligation, was $52.9 million and $59.5 million as of December 31, 2002 and 2001, respectively. The non-qualified defined contribution plan's net periodic expense was $(2.7) million, $(0.2) million and $7.2 million for the years ended December 31, 2002, 2001, and 2000, respectively.

     The Company also has incentive savings plans in which substantially all employees and career field underwriters are eligible to participate. The Company matches field underwriter contributions up

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES to 2% of eligible compensation and may also make an additional profit sharing contribution for non-officer employees. As with the employee excess plan, the Company also sponsors non-qualified excess defined contribution plans for both the field underwriter retirement plan and the incentive savings plan for field underwriters. The Company also sponsors several other 401(k) plans for its smaller subsidiaries which the Company considers immaterial.

10. INCOME TAXES:

     The Company files a consolidated federal income tax return with its ultimate parent, the MONY Group, and its other subsidiaries, as well as the Company's life and non-life affiliates except Sagamore Financial Corporation and its subsidiaries (see Note 3).

     Federal income taxes have been calculated in accordance with the provisions of the Internal Revenue Code of 1986, as amended. A summary of the income tax (benefit)/expense is presented below:

                                                            2002      2001      2000
                                                           ------    ------    ------
                                                                ($ IN MILLIONS)
Income tax (benefit) expense:
  Current..............................................    $(39.0)   $ 11.6    $ 82.1
  Deferred.............................................      33.0      (7.5)     52.7
                                                           ------    ------    ------
Income tax (benefit)/expense from continuing
  operations...........................................      (6.0)    (19.1)    134.8
Discontinued operations................................      (1.4)       --        --
Extraordinary item.....................................        --        --     (20.3)
                                                           ------    ------    ------
     Total.............................................    $ (7.4)   $(19.1)   $114.5
                                                           ======    ======    ======

     Income taxes reported in the consolidated statement of income and comprehensive income are different from the amounts determined by multiplying the earnings before income taxes by the statutory federal income tax rate of 35%. The sources of the difference and the tax effects of each are as follows:

                                                            2002      2001      2000
                                                           ------    ------    ------
                                                                ($ IN MILLIONS)
Tax at statutory rate..................................    $ (7.4)   $(19.1)   $139.6
Dividends received deduction...........................      (1.2)       --      (2.5)
Goodwill...............................................        --        --        --
Tax settlements/accrual adjustments....................     (11.9)    (16.3)       --
Meals & Entertainment..................................       1.5      (0.4)       --
Officers' Life Insurance...............................       3.7       1.2        --
Other..................................................       9.3      15.5      (2.3)
                                                           ------    ------    ------
Federal Income tax (benefit)/expense from continuing
  operations...........................................      (6.0)    (19.1)    134.8
  Discontinued operations..............................      (1.4)       --        --
  Extraordinary item...................................        --        --     (20.3)
                                                           ------    ------    ------
Provision for income taxes.............................    $ (7.4)   $(19.1)   $114.5
                                                           ======    ======    ======

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

     MONY Group's income tax returns for years through 1993 have been examined by the Internal Revenue Service ("IRS"). No material adjustments were proposed by the IRS as a result of these examinations. In the opinion of management, adequate provision has been made for any additional taxes which may become due with respect to open years.

     The components of deferred tax liabilities and assets at December 31, 2002 and 2001 are as follows:

                                                                 2002       2001
                                                                -------    -------
                                                                 ($ IN MILLIONS)
Deferred policy acquisition costs...........................    $ 134.1    $ 310.1
Fixed maturity securities and equity securities.............      187.5      108.8
Other, net(1)...............................................       82.6      185.4
Nonlife subsidiaries........................................      (10.4)      (4.8)
                                                                -------    -------
Total deferred tax liabilities..............................      393.8      599.5
                                                                -------    -------
Policyholder and separate account liabilities...............      133.0      392.7
Accrued expenses............................................       (8.6)      11.8
Deferred compensation and benefits..........................       25.6       66.4
Policyholder dividends......................................       (5.2)        --
Real estate and mortgages...................................        9.9      (15.0)
                                                                -------    -------
Total deferred tax assets...................................      154.7      455.9
                                                                -------    -------
Net deferred tax liability..................................    $(239.1)   $(143.6)
                                                                =======    =======

---------------

(1) Includes $0.0 million and $10.9 million at December 31, 2002 and 2001 of deferred taxes relating to net unrealized gains on fixed maturity securities in the AEGON Portfolio (see Note 11).

     The Company is required to establish a valuation allowance for any portion of the deferred tax asset that management believes will not be realized. In the opinion of management, it is more likely than not that it will realize the benefit of the deferred tax assets; therefore, no such valuation allowance has been established.

11. THE GROUP PENSION TRANSACTION:

     On December 31, 1993 (the "Group Pension Transaction Date"), the Company entered into an agreement (the "Agreement") with AEGON USA, Inc. ("AEGON") under which the Company transferred a substantial portion of its group pension business (hereafter referred to as the "Group Pension Transaction"), including its full service group pension contracts, consisting primarily of tax-deferred annuity, 401(k) and managed funds lines of business, to AEGON's wholly-owned subsidiary, AUSA Life Insurance Company, Inc. ("AUSA"). The Company also transferred to AUSA the corporate infrastructure supporting the group pension business, including data processing systems, facilities and regional offices. AUSA was newly formed by AEGON solely for the purpose of facilitating this transaction. In connection with the transaction, the Company and AEGON have entered into certain service agreements. These agreements, among other things, provide that the Company will continue to manage the transferred assets, and that AUSA will continue to provide certain administrative services to the Company's remaining group pension contracts not included in the transfer.

     Pursuant to the Agreement, the Company agreed to make a $200 million capital investment in AEGON by purchasing $150 million face amount of Series A Notes and $50 million face amount of

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

Series B Notes (hereinafter referred to as the "Notes"). The Series A Notes pay interest at 6.44% per annum and the Series B Notes pay interest at 6.24% per annum. The Series B Notes matured on December 31, 2002 and the Series A Notes mature on April 7, 2003. The Company's investment in the Series A Notes was intended to provide AEGON with the funding necessary to capitalize AUSA.

     In accordance with GAAP, the transaction did not constitute a sale because the Company retained substantially all the risks and rewards associated with the existing deposits on the transferred business (the "Existing Deposits"). Accordingly, the Company reflects the transferred assets and liabilities on its balance sheet under separate captions entitled "Assets transferred in Group Pension Transaction" and "Liabilities transferred in Group Pension Transaction" until the expiration of the agreement, December 31, 2002. In addition, the Company reports in its GAAP earnings the profits from the Existing Deposits as discussed below.

     Pursuant to the Agreement, the Company received from AUSA: (i) payments on an annual basis through December 31, 2002 (the "Group Pension Payments") equal to all of the earnings from the Existing Deposits, (ii) a final payment (the "Final Value Payment") at December 31, 2002 based on the remaining fair value of the Existing Deposits, and (iii) a contingent payment (the "New Business Growth Payment") at December 31, 2002 based on new business growth subsequent to the Transaction Date.

     With respect to the Group Pension Payments, the annual results from the Existing Deposits are measured on a basis in accordance with the Agreement (such basis hereafter referred to as the "Earnings Formula") which is substantially the same as GAAP, except that: (i) asset impairments on fixed maturity securities are only recognized when such securities are designated with an NAIC rating of "6", and (ii) no impairment losses are recognized on mortgage loans until such loans are disposed of, or at the time and in the calculation, of the Final Value Payment. All mortgage loans had been disposed of prior to the calculation of the Final Value Payment.

     Earnings which emerge from the Existing Deposits pursuant to the application of the Earnings Formula are recorded in the Company's financial statements only after adjustments (primarily to recognize asset impairments in accordance with SFAS Nos. 114 and 115) to reflect such earnings on a basis entirely in accordance with GAAP (such earnings hereafter referred to as the "Group Pension Profits"). Losses which arise from the application of the Earnings Formula for any annual period will be reflected in the Company's results of operations (after adjustments to reflect such losses in accordance with GAAP) only up to the amount for which the Company is at risk (as described below), which at any time is equal to the then outstanding principal amount of the Series A Notes.

     Operating losses reported in any annual period pursuant to the Earnings Formula are carried forward to reduce any earnings in subsequent years reported pursuant to the Earnings Formula. Any resultant deficit remaining at December 31, 2002 will be deducted from the Final Value Payment and New Business Growth Payment, if any, due to the Company. If a deficit still remains, it will be applied (as provided for in the Agreement) as an offset against the principal payment due to the Company upon maturity of the Series A Notes. As of December 31, 2002, there were no operating losses reported in any annual period during the term of the agreement, nor was the Company eligible for any New Business Growth payment.

     For the years ended December 31, 2002, 2001, and 2000, AUSA reported earnings to the Company pursuant to the application of the Earnings Formula of $19.1 million, $27.4 million, and $26.9 million, respectively, and the Company recorded Group Pension Profits of $28.2 million, $30.7 million and $37.1 million, respectively. In addition, the Company earned $12.8 million of interest income on the Notes in each of the aforementioned years. In addition, the Company recorded earnings from the Final Value Payment of $54.1 million (before expenses of approximately $6.0 million relating thereto, which

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES are recorded in "Other operating costs and expenses" in the consolidated statement of income and comprehensive income), on December 31, 2002.

     The following sets forth certain summarized financial information relating to the Group Pension Transaction as of and for the periods indicated, including information regarding: (i) the general account assets transferred to support the Existing Deposits in the Group Pension Transaction (such assets hereafter referred to as the "AEGON Portfolio"), (ii) the transferred separate account assets and liabilities, and (iii) the components of revenue and expenses comprising the Group Pension Profits:

                                                              AS OF DECEMBER 31,
                                                              ------------------
                                                              2002(3)     2001
                                                              -------   --------
                                                               ($ IN MILLIONS)
ASSETS:
General Account
  Fixed maturity securities: available-for-sale, at
     estimated fair value (amortized cost of $1,371.2)......   $  --    $1,400.5
  Mortgage loans on real estate.............................      --        26.5
  Cash and cash equivalents.................................      --        19.4
  Accrued investment income.................................      --        24.5
                                                               -----    --------
  Total general account assets..............................      --     1,470.9
Separate account assets.....................................      --     3,179.5
                                                               -----    --------
  Total assets..............................................   $  --    $4,650.4
                                                               =====    ========
LIABILITIES:
General account liabilities(1)
  Policyholders' account balances...........................   $  --    $1,398.8
  Other liabilities.........................................      --        18.8
                                                               -----    --------
  Total general account liabilities.........................      --     1,417.6
Separate account liabilities(2).............................      --     3,179.5
                                                               -----    --------
     Total liabilities......................................   $  --    $4,597.1
                                                               =====    ========

---------------

(1) Includes general account liabilities transferred in connection with the Group Pension Transaction pursuant to indemnity reinsurance of $71.2 million as of December 31, 2001.

(2) Includes separate account liabilities transferred in connection with the Group Pension Transaction pursuant to indemnity reinsurance of $11.8 million as of December 31, 2001.

(3) In accordance with GAAP, the Group Pension Transaction did not constitute a sale because the Company retained substantially all the risks and rewards associated with the business transferred to AEGON. Accordingly, over the life of the transaction the Company was required to reflect the transferred assets and liabilities on its balance sheet under separate captions entitled "Assets transferred in Group Pension Transaction" and "Liabilities transferred in Group Pension Transaction". As a result of the expiration of the transaction at December 31, 2002 and the recognition of earnings from the Final Value Payment from AEGON the Company has no further interest in the transferred assets and liabilities and, accordingly, such assets and liabilities are no longer reflected on its balance sheet.

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                FOR THE YEAR ENDED
                                                                   DECEMBER 31,
                                                             ------------------------
                                                              2002     2001     2000
                                                             ------   ------   ------
                                                                 ($ IN MILLIONS)
REVENUES:
Product policy fees........................................  $ 18.3   $ 19.6   $ 26.3
Net investment income......................................    88.2    102.0    113.5
Net realized gains (losses) on investments(2)..............     0.8      1.5     (1.2)
                                                             ------   ------   ------
  Total revenues...........................................   107.3    123.1    138.6
BENEFITS AND EXPENSES:
Interest credited to policyholders' account balances.......    63.5     74.8     84.6
Other operating costs and expenses.........................    15.6     17.6     16.9
                                                             ------   ------   ------
  Total benefits and expenses..............................    79.1     92.4    101.5
                                                             ------   ------   ------
  Group Pension Profit.....................................    28.2     30.7     37.1
Final value payment(1).....................................    54.1       --       --
                                                             ------   ------   ------
Total......................................................  $ 82.3   $ 30.7   $ 37.1
                                                             ======   ======   ======

---------------

(1) Expenses of approximately $6.0 million relating to the Final Value Payment are recorded in "Other operating costs and expenses" on the Company's consolidated statement of income and comprehensive income.

(2) Includes $2.5 million of pretax realized losses ($1.6 million after-tax) relating to the impairment of certain investments, which were included in the 4th quarter 2001 Other Charges (see Note 22).

12. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

     The estimated fair values of the Company's financial instruments approximate their carrying amounts, except for mortgage loans, long-term debt and investment-type contracts. The methods and assumptions utilized in estimating the fair values of the Company's financial instruments are summarized as follows:

 Fixed Maturity and Equity Securities

     The estimated fair values of fixed maturity securities are based upon quoted market prices, where available. The fair values of fixed maturity securities not actively traded and other non-publicly traded securities are estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market interest rate commensurate with the credit quality and term of the investments. Equity securities primarily consist of investments in common stocks and limited partnership interests. The fair value of the Company's investments in common stocks is determined based on quoted market prices, where available. The fair value of the Company's investments in limited partnership interests is based on amounts reported by such partnerships to the Company.

 Mortgage Loans

     The fair value of mortgage loans is estimated by discounting expected future cash flows, using current interest rates for similar loans to borrowers with similar credit risk. Loans with similar characteristics are aggregated for purposes of the calculations. The fair value of mortgages in process of foreclosure is the estimated fair value of the underlying collateral. At December 31, 2002 and 2001, the fair value of mortgage loans was $2,065.5 million and $1,880.8 million, respectively.

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

 Policy Loans

     Policy loans are an integral component of insurance contracts and have no maturity dates. Management has determined that it is not practicable to estimate the fair value of policy loans.

 Long-term Debt

     The fair value of long-term debt is determined based on contractual cash flows discounted at market rates.

 Separate Account Assets and Liabilities

     The estimated fair value of assets and liabilities held in separate accounts is based on quoted market prices.

 Investment-Type Contracts

     The fair values of annuities are based on estimates of the value of payments available upon full surrender. The carrying value and fair value of annuities at December 31, 2002 were $1,459.2 million and $1,439.4 million, respectively. The carrying value and fair value of annuities at December 31, 2001 were $1,196.8 million and $1,187.6 million, respectively.

13. REINSURANCE:

     Life insurance business is primarily ceded on a yearly renewable term basis under various reinsurance contracts except for the level term product which utilizes a coinsurance agreement. The Company's general practice is to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products.

     The Company has entered into coinsurance agreements with other insurers related to a portion of its extended term insurance, guaranteed interest contract and long-term disability claim liabilities, and reinsures approximately 50% of its block of paid-up life insurance policies.

     The following table summarizes the effect of reinsurance for the years indicated:

                                                         2002       2001       2000
                                                        -------    -------    -------
                                                               ($ IN MILLIONS)
Direct premiums (includes $65.0 million, $68.3 million
  and $70.9 million of accident and health premiums
  for 2002, 2001, and 2000, respectively).............  $ 801.7    $ 803.6    $ 806.0
Reinsurance assumed...................................      7.2        6.0        5.3
Reinsurance ceded (includes ($64.6) million, ($67.8)
  million and ($70.4) million of accident and health
  premiums for 2002, 2001, and 2000, respectively)....   (118.5)    (114.3)    (110.8)
                                                        -------    -------    -------
Net premiums..........................................  $ 690.4    $ 695.3    $ 700.5
                                                        =======    =======    =======
Universal life and investment type product policy fee
  income ceded........................................  $  34.5    $  27.7    $  26.0
                                                        =======    =======    =======
Policyholders' benefits ceded.........................  $ 129.0    $ 126.4    $ 137.4
                                                        =======    =======    =======
Interest credited to policyholders' account balances
  ceded...............................................  $   2.9    $   3.7    $   3.6
                                                        =======    =======    =======

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company is primarily liable with respect to ceded insurance should any reinsurer be unable to meet its obligations under these agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

14. LONG TERM DEBT:

     The Company's long term debt at December 31, 2002 and 2001 consists of the following:

                                                               2002     2001
                                                              ------   ------
                                                              ($ IN MILLIONS)
Surplus notes...............................................  $  1.9   $  1.9
Intercompany Surplus Notes..................................   215.0    215.0
                                                              ------   ------
  Total long term debt......................................  $216.9   $216.9
                                                              ======   ======

 Surplus and Senior Notes

     On January 12, 2000, the MONY Group filed a registration statement on Form S-3 with the Securities and Exchange Commission (the "SEC") to register certain securities. This registration, known as a "Shelf Registration", provides the Company with the ability to offer various securities to the public, when it deems appropriate, to raise proceeds up to an amount not to exceed $1.0 billion in the aggregate for all issuances of securities thereunder. It is the intention of the Company to use this facility to raise proceeds for mergers and acquisitions and for other general corporate matters, as it considers necessary.

     On March 8, 2000, the MONY Group issued $300.0 million principal amount of senior notes (the "$300 million Senior Notes") pursuant to the aforementioned Shelf Registration. The $300 million Senior Notes mature on March 15, 2010 and bear interest at 8.35% per annum. The principal amount of the $300 million Senior Notes is payable at maturity and interest is payable semi-annually. The net proceeds to the MONY Group from the issuance of the $300 million Senior Notes, after deducting underwriting commissions and other expenses (primarily legal and accounting fees), were approximately $296.6 million. Approximately $280.0 million of the net proceeds from the issuance of the Senior Notes was used by the MONY Group to finance MONY Life's repurchase, on March 8, 2000, of all of its outstanding $115.0 million face amount 9.5% coupon surplus notes, and $116.5 million face amount of its $125.0 million face amount 11.25% coupon surplus notes (hereafter referred to as the "9.5% Notes" and the "11.25% Notes", respectively), which were previously outstanding. The balance of the net proceeds from the issuance of the Senior Notes was retained by the MONY Group for general corporate purposes. In the third quarter of 2000 and first quarter of 2001, the Company repurchased another $6.5 million and $0.1 million face amount of the 11.25% notes, respectively, resulting in a remaining balance of $1.9 million at December 31, 2002. MONY Group's financing of MONY Life's repurchase of its 9.5% Notes and 11.25% Notes consisted of a capital contribution by MONY Group to MONY Life of $65.0 million and the purchase by MONY Group from MONY Life of two separate newly issued "intercompany" surplus notes. The intercompany surplus note issued to replace the 9.5% Notes has a par value of $115 million, a coupon rate of interest of 8.65%, and matures on December 31, 2012. The intercompany surplus note issued to replace the 11.25% Notes has a par value of $100 million, a coupon rate of interest of 8.65%, and matures on August 15, 2024. Principal on the intercompany surplus notes is payable at maturity and interest is payable semi-annually.

     As a result of the repurchase of the 9.5% Notes and substantially all of the 11.25% Notes, the Company recorded a pre-tax tax loss of $58.0 million ($37.7 million after tax) during 2000. The loss resulted from the premium paid by MONY Life to the holders of the 9.5% Notes and the 11.25% Notes reflecting the excess of their fair value over their carrying value on the Company's books at the date of

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES the transaction of approximately $7.0 million and $51.1 million, respectively. This loss is reported, net of tax, as an extraordinary item on the Company's statement of income and comprehensive income for the year ended December 31, 2000.

15. SECURITIES LENDING AND CONCENTRATION OF CREDIT RISK:

  Securities Lending Risk:

     Pursuant to a securities lending agreement with a major financial institution, the Company from time to time lends securities to approved borrowers. At December 31, 2002 and 2001, securities loaned by the Company under this agreement had a fair value of approximately $351.8 million and $161.5 million, respectively. The minimum collateral on securities loaned is 102 percent of the market value of the loaned securities. Such securities are marked to market on a daily basis; the collateral is increased or decreased in accordance with the Company's agent agreement.

  Concentration of Credit Risk:

     At December 31, 2002 and 2001, the Company had no single investment or series of investments with a single issuer (excluding U.S. Treasury securities and obligations of U.S. government agencies) exceeding 1.3% and 1.9%, respectively, of total cash and invested assets.

     The Company's fixed maturity securities are diversified by industry type. The industries (excluding U.S. Treasury securities and obligations of U.S. government agencies) that comprise 10.0% or more of the carrying value of the fixed maturity securities at December 31, 2002 are Consumer Goods of $1,444.8 million (18.3%), Asset/Mortgage Backs securities of $1,031.9 million (13.0%) and Other Manufacturing of $848.0 million (10.8%).

     The industries (excluding U.S. Treasury securities and obligations of U.S. government agencies) that comprised 10.0% or more of the carrying value of the fixed maturity securities at December 31, 2001 were Consumer Goods of $1,225.1 million (17.6%), Non-Government Asset/Mortgage Backed securities of $793.1 million (11.4%), and Public Utilities of $739.8 million (10.6%).

     The Company held below investment grade fixed maturity securities with a carrying value of $892.7 million at December 31, 2002. These investments consist mostly of privately issued bonds which are monitored by the Company through extensive internal analysis of the financial condition of the issuers and which generally include protective debt covenants. At December 31, 2001, the carrying value of the Company's investments in below investment grade fixed maturity securities amounted to $603.1 million.

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company has significant investments in commercial and agricultural mortgage loans and real estate (including joint ventures and partnerships). The locations of property collateralizing mortgage loans and real estate investment carrying values at December 31, 2002 and 2001 are as follows:

                                                         2002                2001
                                                         ----                ----
                                                             ($ IN MILLIONS)
GEOGRAPHIC REGION
Mountain.........................................  $  392.4    18.8%   $  414.2    20.3%
Southeast........................................     457.2    21.9       449.1    22.0
Midwest..........................................     367.8    17.7       336.2    16.5
West.............................................     367.1    17.6       361.6    17.7
Northeast........................................     261.9    12.6       274.1    13.4
Southwest........................................     238.0    11.4       205.3    10.1
                                                   --------   -----    --------   -----
  Total..........................................  $2,084.4   100.0%   $2,040.5   100.0%
                                                   ========   =====    ========   =====

     The states with the largest concentrations of mortgage loans and real estate investments at December 31, 2002 are: California, $236.8 million (11.5%); Arizona $212.2 million (10.3%); Texas, $186.2 million (9.1%); Washington D.C., $149.0 million (7.2%); New York, $145.7 million (7.1%); Georgia, $137.5 million (6.7%); and Minnesota, $97.2 million (4.7%).

     As of December 31, 2002 and 2001, the real estate and mortgage loan portfolio was also diversified by property type as follows:

                                                         2002                2001
                                                         ----                ----
                                                             ($ IN MILLIONS)
PROPERTY TYPE
Office buildings.................................  $  924.2    44.3%   $  873.3    42.7%
Agricultural.....................................     308.3    14.8       304.9    15.0
Hotel............................................     274.3    13.2       297.8    14.6
Retail...........................................     142.9     6.9       138.8     6.8
Other............................................     123.2     5.9       135.1     6.6
Industrial.......................................     188.2     9.0       156.6     7.7
Apartment buildings..............................     123.3     5.9       134.0     6.6
                                                   --------   -----    --------   -----
  Total..........................................  $2,084.4   100.0%   $2,040.5   100.0%
                                                   ========   =====    ========   =====

16. COMMITMENTS AND CONTINGENCIES:

     (i) Since late 1995 a number of purported class actions have been commenced in various state and federal courts against MONY Life and MLOA alleging that they engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, specific performance, mandatory injunctive relief prohibiting MONY Life and MLOA from canceling policies for failure to make required premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. MONY Life and MLOA have answered the complaints in each action (except for one being voluntarily held in

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES abeyance). MONY Life and MLOA have denied any wrongdoing and have asserted numerous affirmative defenses.

     On June 7, 1996, the New York State Supreme Court certified one of those cases, Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America (now known as DeFilippo, et al v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America), the first of the class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by MONY Life and MLOA and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, MONY Life and MLOA filed a motion to dismiss or, alternatively, for summary judgment on all counts of the complaint. All of the other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts and/or are being held in abeyance pending the outcome of the Goshen case.

     On October 21, 1997, the New York State Supreme Court granted MONY Life's and MLOA's motion for summary judgment and dismissed all claims filed in the Goshen case against MONY Life and MLOA. On December 20, 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under New York's General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The New York State Supreme Court subsequently reaffirmed that, for purposes of the remaining New York General Business Law claim, the class is now limited to New York purchasers only. On July 2, 2002, the New York Court of Appeals affirmed the New York State Supreme Court's decision limiting the class to New York purchasers. In addition, the New York State Supreme Court has further held that the New York General Business Law claims of all class members whose claims accrued prior to November 29, 1992 are barred by the applicable statute of limitations. MONY Life and MLOA intend to defend themselves vigorously against the sole remaining claim. There can be no assurance, however, that the present litigation relating to sales practices will not have a material adverse effect on them.

     On November 16, 1999, the MONY Group and MONY Life were served with a complaint in an action entitled Calvin Chatlos, M.D., and Alvin H. Clement, On Behalf of Themselves And All Others Similarly Situated v. The MONY Life Insurance Company, The MONY Group Inc., and Neil D. Levin, Superintendent, New York Department of Insurance, filed in the United States District Court for the Southern District of New York. The action purports to be brought as a class action on behalf of all individuals who had an ownership interest in one or more in force life insurance policies issued by MONY Life as of November 16, 1998. The complaint alleges that (i) the New York Superintendent of Insurance, Neil D. Levin, violated Section 7312 of the New York Insurance Law by approving the Plan of Demutualization, which plaintiffs claim was not fair and adequate, primarily because it allegedly failed to provide for sufficient assets for the mechanism established under the plan to preserve reasonable dividend expectations of the Closed Block, and (ii) MONY Life violated Section 7312 by failing to develop and submit to the New York Superintendent a plan of demutualization that was fair and adequate. The plaintiffs seek equitable relief in the form of an order vacating and/or modifying the New York Superintendent's order approving the Plan of Demutualization and/or directing the New York Superintendent to order MONY Life to increase the assets in the Closed Block, as well as unspecified monetary damages, attorneys' fees and other relief.

     In early January 2000, the MONY Group, MONY Life and the New York Superintendent wrote to the District Court seeking a pre-motion conference preliminary to the filing of a motion to dismiss the federal complaint on jurisdictional, federal abstention and timeliness grounds and for failure to state a

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES claim. Following receipt of those letters, plaintiffs' counsel offered voluntarily to dismiss their complaint, and a stipulation and order to that effect was thereafter filed and approved by the court.

     On March 27, 2000, plaintiffs filed a new action in New York State Supreme Court bearing the same caption and naming the same defendants as the previously filed federal action. The state court complaint differed from the complaint previously filed in federal court in two primary respects. First, it no longer asserted a claim for damages against the New York Superintendent, nor did its prayer for relief seek entry of an order vacating or modifying the New York Superintendent's decision or requiring the New York Superintendent to direct MONY Life to place additional assets into the Closed Block. Rather, it sought an accounting and an order from the Court directing MONY Life to transfer additional assets to the Closed Block.

     Second, the new complaint contains claims for breach of contract and fiduciary duty, as well as new allegations regarding the adequacy of the disclosures contained in the Policyholder Information Booklet distributed to policyholders soliciting their approval of the plan of demutualization (which plaintiffs claimed violated both the Insurance Law and MONY Life's fiduciary duties).

     The MONY Group, MONY Life and the New York Superintendent moved to dismiss the state court complaint in its entirety on a variety of grounds. On April 20, 2001, the New York Supreme Court granted both motions and dismissed all claims against the MONY Group, MONY Life and the New York Superintendent. On October 29, 2002, the New York State Appellate Division, First Department affirmed the dismissal of all claims against the MONY Group, MONY Life and the New York Superintendent. On November 8, 2002 plaintiffs filed a Motion with the New York Court of Appeals seeking permission to file an appeal from the Appellate Division's decision. On January 9, 2003, the Court of Appeals denied plaintiffs' motion, thereby concluding the litigation.

     (ii) In July 2002, pursuant to a jury verdict, the Company was found liable and ordered to pay a former joint venture partner some of the proceeds distributed to the Company from the disposition of a real estate asset in 1999, which was formerly owned by the joint venture. As a result of the verdict, which the Company is appealing, the Company recorded a charge aggregating $13.7 million pre-tax in its results of operations for the quarter ended June 30, 2002. Approximately, $6.8 million of this charge is reflected in the income statement caption entitled "net realized losses" because it represents the return of proceeds originally included in the determination of the realized gain recognized by the Company in 1999 upon receipt of the aforementioned distribution. The balance of the charge, which is reflected in the income statement caption entitled "other operating costs and expenses" represents management's best estimate of the interest that the court will require the Company to pay its former joint venture partner, as well as legal costs.

     (iii) In December 2002 federal securities regulators (SEC) and self-regulatory organizations (NASD) directed all broker-dealers, including the Company, to evaluate their procedures with respect to mutual fund sales charge breakpoints. Management does not believe that the outcome of its evaluation, including any determination it may make with respect to sales charges paid by its customers, will have a material adverse effect on the Company's results of operation, cash flows, or financial position.

     (iv) It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of the settlement, or re-evaluation of, the matters discussed above. Management believes, however, that the ultimate payments in connection with such matters should not have a material adverse affect on the Company's financial statements. In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings (some of which involve demands for unspecified damages) in connection with its business. In the opinion of management of the Company, resolution of contingent liabilities, income

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES taxes and other matters will not have a material adverse effect on the Company's financial position or results of operations.

     (v) At December 31, 2002, the Company had commitments to fund the following: $111.0 million of equity partnership investments, $7.5 million private fixed maturity security with an interest rate of 6.83%, $8.8 million of fixed rate agricultural loans with periodic interest rate reset dates with initial rates ranging from 6.25% to 7.37%, $139.6 million fixed and floating rate commercial mortgages with interest rates ranging from 3.93% to 8.36% and $7.4 million of mezzanine financing with pay rates ranging from 8.0% to 10.0%.

     The Company has entered into various operating lease agreements for office space, furniture and equipment. These leases have remaining non-cancelable lease terms in excess of one year. Total rental expense for these operating leases amounted to $46.1 million in 2002, $46.5 million in 2001, and $29.7 million in 2000. The future minimum rental obligations for the next five years and thereafter under these leases are: $45.3 million for 2003, $39.7 million for 2004, $35.4 million for 2005, $31.4 million for 2006, $28.0 million for 2007, and $119.1 million for the years thereafter.

     In 1988, the Company financed one of its real estate properties under a sale/leaseback arrangement with the proceeds received from the sale, amortized into income over the life of the lease. The lease has a term of 20 years beginning December 21, 1988 and requires minimum annual rental payments of $7.7 million in 2003, $7.9 million in 2004, $8.0 million in 2005, $8.2 million in 2006, $8.4 million for 2007 and $8.5 million for 2007. The Company has the option to renew the lease at the end of the lease term.

17. STATUTORY FINANCIAL INFORMATION AND REGULATORY RISK-BASED CAPITAL:

     The combined statutory net income (loss) reported by the Company for the years ended December 31, 2002, 2001, and 2000 was $(83.5) million, $(30.2)
million, and $199.3 million, respectively. The combined statutory surplus of the Company as of December 31, 2002 and 2001 was $906.4 million and $917.4 million, respectively. Each of MONY Life and MLOA exceeds the minimum risk based capital requirements imposed by their respective state of domicile.

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

18. CLOSED BLOCK--SUMMARY FINANCIAL INFORMATION:

     Summarized financial information of the Closed Block as of and for the years ended December 31, 2002 and 2001 is presented below.

                                                            DECEMBER 31,   DECEMBER 31,
                                                                2002           2001
                                                            ------------   ------------
                                                                  ($ IN MILLIONS)
ASSETS:
Fixed maturity securities:
  Available-for-sale, at estimated fair value (amortized
     cost, $3,873.2 and $3,780.9).........................    $4,160.9       $3,868.9
Mortgage loans on real estate.............................       633.6          622.1
Real estate...............................................         8.3             --
Other invested assets.....................................         0.9            6.2
Policy loans..............................................     1,119.0        1,144.3
Cash and cash equivalents.................................        59.2           56.2
Premiums receivable.......................................        11.1           12.5
Deferred policy acquisition costs.........................       430.5          500.6
Other assets..............................................       210.5          219.3
                                                              --------       --------
     Total Closed Block assets............................    $6,634.0       $6,430.1
                                                              ========       ========
LIABILITIES:
Future policy benefits....................................    $6,901.4       $6,869.8
Policyholders' account balances...........................       291.6          292.9
Other policyholders' liabilities..........................       159.1          162.2
Other liabilities.........................................       328.0          163.9
                                                              --------       --------
     Total Closed Block liabilities.......................    $7,680.1       $7,488.8
                                                              ========       ========

                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                           --------------------------------
                                                             2002        2001        2000
                                                           --------    --------    --------
                                                                   ($ IN MILLIONS)
REVENUES:
Premiums.................................................   $509.1      $551.4      $582.4
Net investment income....................................    396.5       397.6       395.7
Net realized (losses)/gains on investments...............    (51.4)        6.0        (7.0)
Other income.............................................      2.2         2.4         2.2
                                                            ------      ------      ------
     Total revenues......................................    856.4       957.4       973.3
                                                            ======      ======      ======
BENEFITS AND EXPENSES:
Benefits to policyholders................................    566.8       606.9       620.9
Interest credited to policyholders' account balances.....      8.6         8.9         8.8
Amortization of deferred policy acquisition costs........     49.1        59.4        60.4
Dividends to policyholders...............................    185.5       233.1       232.9
Other operating costs and expenses.......................      6.1         7.0         7.5
                                                            ------      ------      ------
     Total benefits and expenses.........................    816.1       915.3       930.5
                                                            ------      ------      ------
Contribution from the Closed Block.......................   $ 40.3      $ 42.1      $ 42.8
                                                            ======      ======      ======

     The carrying value of the Closed Block fixed maturity securities at December 31, 2002 and 2001 is net of adjustments for impairment of $60.5 million and $10.9 million, respectively.

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

     At December 31, 2002 and 2001, there were $0.6 million and $0.0 million of fixed maturity securities which have been non-income producing for the twelve months preceding such dates.

     At December 31, 2002 and 2001, there were problem fixed maturity securities of $123.3 million and $6.5 million, respectively. At December 31, 2002 and 2001, there were potential problem fixed maturity securities of $0.0 million and $3.2 million, respectively. There were no fixed maturity securities which were restructured at December 31, 2002 and 2001.

     The amortized cost and estimated fair value of fixed maturity securities in the Closed Block, by contractual maturity dates, excluding scheduled sinking funds, as of December 31, 2002 are as follows:

                                                              AMORTIZED   ESTIMATED
                                                                COST      FAIR VALUE
                                                              ---------   ----------
                                                                 ($ IN MILLIONS)
Due in one year or less.....................................  $  363.5     $  366.6
Due after one year through five years.......................   1,004.4      1,082.7
Due after five years through ten years......................   1,412.2      1,541.3
Due after ten years.........................................     584.7        633.1
                                                              --------     --------
     Subtotal...............................................   3,364.8      3,623.7
Mortgage and asset backed securities........................     508.4        537.2
                                                              --------     --------
                                                              $3,873.2     $4,160.9
                                                              ========     ========

     Fixed maturity securities that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturity dates may differ from contractual maturity dates because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     Mortgage loans on real estate in the Closed Block at December 31, 2002 and 2001 consist of the following:

                                                               2002      2001
                                                              ------    ------
                                                              ($ IN MILLIONS)
Commercial mortgage loans...................................  $599.4    $594.2
Agricultural and other loans................................    42.7      40.2
                                                              ------    ------
Subtotal....................................................   642.1     634.4
Less: valuation allowances..................................    (8.6)    (12.3)
                                                              ------    ------
Mortgage loans, net of valuation allowances.................  $633.5    $622.1
                                                              ======    ======

     An analysis of the valuation allowances for the years ended December 31, 2002 and 2001 is as follows:

                                                               2002      2001
                                                              ------    ------
                                                              ($ IN MILLIONS)
Beginning balance...........................................  $12.3     $14.8
Increase/(decrease) in allowance............................    0.8      (2.4)
Reduction due to pay downs, payoffs, and writeoffs..........   (1.3)     (0.1)
Transfer to Real Estate--Foreclosures.......................   (3.2)       --
                                                              -----     -----
Valuation Allowances........................................  $ 8.6     $12.3
                                                              =====     =====

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Impaired mortgage loans along with related valuation allowances as of December 31, 2002 and 2001 were as follows:

                                                               2002      2001
                                                              ------    ------
                                                              ($ IN MILLIONS)
Investment in impaired mortgage loans (before valuation
  allowances):
Loans that have valuation allowances........................  $ 47.4    $ 64.3
Loans that do not have valuation allowances.................    73.2      35.5
                                                              ------    ------
     Subtotal...............................................   120.6      99.8
Valuation allowances........................................   (10.7)    (13.5)
                                                              ------    ------
Impaired mortgage loans, net of valuation allowances........  $109.9    $ 86.3
                                                              ======    ======

     For the year ended December 31, 2002, the Closed Block recognized $9.9 million of interest income on impaired loans. For the year ended December 31, 2001 the Closed Block recognized $8.4 million of interest income on impaired loans.

     At December 31, 2002 and 2001, there were $0.1 million and no mortgage loans in the Closed Block which were non-income producing for the twelve months preceding such dates.

     At December 31, 2002 and 2001, the Closed Block had restructured mortgage loans of $8.5 million and $12.2 million, respectively. Interest income of $0.6 million and $0.9 million was recognized on such loans for the year ended December 31, 2002 and 2001, respectively. Gross interest income on these loans that would have been recorded in accordance with the original terms of such loans amounted to approximately $1.0 million and $1.3 million for the respective periods.

     The pre-tax Contribution from the Closed Block includes only those revenues, benefit payments, dividends, premium taxes, state guaranty fund assessments, and investment expenses considered in funding the Closed Block. However, many expenses associated with operating the Closed Block and administering the policies included therein were excluded from and, accordingly, are not funded in the Closed Block. These expenses are reported in the Company's statement of income and comprehensive income, outside of the Contribution from the Closed Block, consistent with how they are funded. Such expenses are reported in the separate line items to which they apply based on the nature of such expenses. Federal income taxes applicable to the Closed Block, which are funded in the Closed Block, are reflected as a component of federal income tax expense in the Company's statement of income and comprehensive income. Since many expenses related to the Closed Block are funded outside the Closed Block, operating costs and expenses outside the Closed Block are disproportionate to the level of business outside the Closed Block.

19. THE CLOSED BLOCK BUSINESS:

     The Closed Block Business ("CBB") is comprised of certain amounts within MONY Holdings and MONY Life. Within MONY Holdings, the Closed Block Business includes: (i) the Insured Notes, (ii) the capitalized costs of issuing the Insured Notes, (iii) the DSCA Sub-account CBB (see Note 20), (iv) the Swap, and
(v) the Insurance Policy (see Note 1). Within MONY Life, the Closed Block Business includes: (i) the Closed Block discussed in Notes 2 and 18, and (ii) an amount of capital (hereafter referred to as "Surplus and Related Assets") outside the Closed Block, but within MONY Life, that when aggregated with the assets and liabilities in the Closed Block results in an aggregate carrying value of assets in the Closed Block Business within MONY Life in excess of the carrying value of the liabilities in the Closed Block Business within MONY Life. The amount by which the assets in the Closed Block Business within MONY Life exceed the liabilities in the Closed Block Business within MONY Life represents a sufficient amount of capital based on regulatory standards to support the

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

Closed Block Business within MONY Life. All business of MONY Holdings and subsidiary other than the Closed Block Business is defined in the note indenture as the Ongoing Business ("OB"). The determination of the amount of Surplus and Related Assets was based on Statutory Accounting Practices as required by the note indenture. As the Closed Block's results of operations emerge an equal amount of the Surplus and Related Assets is intended to become available to the Ongoing Business. The investment of the Surplus and Related Assets is restricted to permitted investments and subject to certain concentration limitations as outlined in the Insured Note indenture (see Note 1).

     The following tables set forth certain summarized financial information attributable to the Ongoing Business and the Closed Block Business of MONY Holdings and its subsidiary, MONY Life, as of and for the year ended December 31, 2002:

                                                           AS OF DECEMBER 31, 2002
                                                     -----------------------------------
                                                                   CLOSED
                                                      ONGOING       BLOCK
                                                     BUSINESS    BUSINESS(1)     TOTAL
                                                     ---------   -----------   ---------
                                                               ($ IN MILLIONS)
ASSETS:
  Fixed maturity securities available for sale, at
     estimated fair value..........................  $ 2,248.4    $5,579.8     $ 7,828.2
  Equity securities available for sale, at
     estimated fair value..........................      247.7          --         247.7
  Mortgage loans on real restate...................      927.0       950.4       1,877.4
  Other invested assets............................      281.7        22.7         304.4
  Policy loans.....................................       93.5     1,119.0       1,212.5
  Debt service coverage account--OB................       64.7          --          64.7
  Debt service coverage account--CBB...............         --         9.4           9.4
  Cash and cash equivalents........................      128.7        95.0         223.7
  Accrued investment income........................       54.3       149.7         204.0
  Amounts due from reinsurers......................      602.5        92.7         695.2
  Deferred policy acquisition costs................      795.9       430.5       1,226.4
  Other assets.....................................      575.5        17.7         593.2
  Separate account assets..........................    4,140.6          --       4,140.6
                                                     ---------    --------     ---------
       Total assets................................  $10,160.5    $8,466.9     $18,627.4
                                                     =========    ========     =========
LIABILITIES:
  Future policy benefits...........................  $ 1,048.5    $6,901.4     $ 7,949.9
  Policyholders' account balances..................    2,488.1       291.6       2,779.7
  Other policyholders' liabilities.................      130.1       159.1         289.2
  Other liabilities................................      810.3       421.2       1,231.5
  Long term debt...................................      217.5       300.0         517.5
  Separate account liabilities.....................    4,137.6          --       4,137.6
                                                     ---------    --------     ---------
     Total liabilities.............................  $ 8,832.1    $8,073.3     $16,905.4
                                                     =========    ========     =========

---------------

(1) Includes the assets and liabilities of MONY Holdings as of December 31, 2002.

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                              FOR THE YEAR ENDED
                                                               DECEMBER 31, 2002
                                                       ---------------------------------
                                                                    CLOSED
                                                       ONGOING       BLOCK
                                                       BUSINESS   BUSINESS(1)    TOTAL
                                                       --------   -----------   --------
                                                                ($ IN MILLIONS)
REVENUES:
Premiums.............................................   $181.3      $509.1      $  690.4
Universal life and investment-type product policy
  fees...............................................    200.5          --         200.5
Net investment income................................    247.0       480.1         727.1
Net realized losses on investments...................    (76.8)      (74.2)       (151.0)
Group Pension Profits................................     82.3          --          82.3
Other income.........................................    167.0         2.3         169.3
                                                        ------      ------      --------
  Total revenues.....................................    801.3       917.3       1,718.6
                                                        ------      ------      --------
BENEFITS AND EXPENSES:
Benefits to policyholders............................    236.3       566.8         803.1
Interest credited to policyholders' account
  balances...........................................    110.7         8.6         119.3
Amortization of deferred policy acquisition cost.....    107.0        49.1         156.1
Dividends to policyholders...........................      2.5       185.5         188.0
Other operating costs and expenses...................    393.4        81.4         474.8
                                                        ------      ------      --------
  Total benefits and expenses........................    849.9       891.4       1,741.3
                                                        ------      ------      --------
Net (loss) income from continuing operations before
  income taxes.......................................   $(48.6)     $ 25.9      $  (22.7)
                                                        ======      ======      ========

---------------

(1) Includes: (i) revenues and expenses associated with the DSCA, the Insured Notes, and the Swap for the period from April 30, 2002 (the date of MONY Holdings' commencement of operations) through December 31, 2002, (ii) the net contribution to income from the Surplus and Related Assets from April 30, 2002 (the date of MONY Holdings' commencement of operations) through December 31, 2002, and (iii) the results of operations from the Closed Block from January 1, 2002 through December 31, 2002.

     The statutory surplus of MONY Life as of December 31, 2002 was $906.4 million, of which $555.6 million was attributable to the Ongoing Business and $350.8 million was attributable to the Closed Block Business. Statutory net gain from operations of MONY Life for the year ended December 31, 2002 was $154.6 million, of which $59.3 million was attributable to the Ongoing Business and $95.3 million was attributable to the Closed Block Business. The net gain from operations attributable to the Closed Block Business includes: (i) the net contribution to income from the Surplus and Related Assets from April 30, 2002 (the date of commencement of operations of the Closed Block Business) through December 31, 2002, and (ii) the results of operations from the Closed Block from January 1, 2002 through December 31, 2002.

20. THE INSURED NOTES:

     Dividends from MONY Life are the principal source of cash inflow, which will enable MONY Holdings to meet its obligations under the Insured Notes. The ability of MONY Life to declare and pay MONY Holdings a dividend is governed by the Insurance Law of the State of New York. The Insurance Law of the State of New York permits a stock life insurance company to pay dividends each calendar year, without the prior approval of the superintendent of the insurance department, in an amount equal to the lesser of (a) ten percent of its "policyholders' surplus" as of the end of the preceding calendar year or (b) the company's "net gain from operations" for the preceding calendar year (not including

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES realized capital gains), as determined in accordance with Statutory Accounting Practices prescribed or permitted by the Insurance Department of the State of New York (hereafter referred to as the "NY Dividend Statute"). Under the New York State Insurance Law, the maximum allowable dividend from MONY Life to its shareholder in 2003 without regulatory approval is $90.6 million.

     In addition, pursuant to the Note indenture, dividends to MONY Holdings from MONY Life are required to be allocated between the Ongoing Business and the Closed Block Business. This allocation, while principally based on separately applying the NY Dividend Statute to the "policyholders' surplus" and "net gain from operations" attributable to the Ongoing Business and the Closed Block Business, is subject to certain adjustments described in the Note indenture. The amount of the dividend attributable to the Closed Block Business is required to be deposited in the Debt Service Coverage Account--Subaccount CBB. As described in the Note indenture, the amount of the dividend deposited in the Debt Service Coverage Account--Subaccount CBB will not generally be available for dividend to the MONY Group until all the obligations to pay principal, interest and other amounts on the Insured Notes are fully extinguished. Under limited circumstances, if the fair value of the Debt Service Coverage Account exceeds amounts set forth in the Note indenture, such excess can become available earlier for dividend to the MONY Group. The amount of such dividend attributable to the Ongoing Business will generally be available to MONY Holdings to pay dividends to the MONY Group. See Note 1 for additional information regarding the Insured Notes.

21. GOODWILL AND OTHER INTANGIBLE ASSET--ADOPTION OF STATEMENT 142

     In accordance with the adoption of SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142") goodwill is periodically tested for impairment and is no longer amortized. The following tables set forth the impact of the adoption of SFAS 142 on the Company's net income for years ended December 31, 2002, 2001 and 2000. In addition, as required by SFAS 142, management tested the carrying value of the Company's goodwill at December 31, 2002 and determined that no impairment exists.

                                                                FOR THE YEAR ENDED
                                                                   DECEMBER 31,
                                                              -----------------------
                                                              2002     2001     2000
                                                              -----   ------   ------
                                                                  ($ IN MILLIONS)
Reported net (loss) income..................................  $(5.6)  $(34.0)  $226.3
Add back: Goodwill amortization
                                                                 --      1.3      1.3
                                                              -----   ------   ------
Adjusted net (loss) income..................................  $(5.6)  $ 32.7   $227.6
                                                              =====   ======   ======

     The goodwill amortization recorded for the years ended December 31, 2001 and 200 was included in the Protection Products and Other Products segments as follows:

                                                               FOR THE YEAR
                                                                   ENDED
                                                               DECEMBER 31,
                                                              ---------------
                                                              2001      2000
                                                              -----     -----
                                                              ($ IN MILLIONS)
Protection Products.........................................  $1.1      $1.1
Other Products..............................................   0.2       0.2
                                                              ----      ----
Total.......................................................  $1.3      $1.3
                                                              ====      ====

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table summarizes the significant components of goodwill, and the related amortization by segment for the periods presented.

                                               PROTECTION    OTHER    PROTECTION    OTHER
                                                SEGMENT     SEGMENT    SEGMENT     SEGMENT
                                               ----------   -------   ----------   -------
                                                             ($ IN MILLIONS)
Beginning Balance............................    $17.9       $1.3       $19.0       $ 1.5
Amortization.................................       --         --        (1.1)       (0.2)
                                                 -----       ----       -----       -----
Ending Balance...............................    $17.9       $1.3       $17.9       $ 1.3
                                                 =====       ====       =====       =====

22. REORGANIZATION AND OTHER CHARGES:

     During the fourth quarter of 2002 and 2001, the Company recorded Reorganization and Other charges aggregating approximately $7.2 million and $144.4 million, respectively. Of these charges, $7.2 million and $19.1 million, respectively, met the definition of "restructure charges" as defined by Emerging Issues Task Force Consensus 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)". The 2002 restructure charge consisted of severance and related benefits resulting from headcount reductions of 161 and 26, respectively, in the Company's home office and career agency system, as well as losses from the abandonment of certain leased offices and equipment. The 2001 restructure charge consisted of severance and related benefits of $10.3 million resulting from headcount reductions of 117 and 240, in the Company's home office and career agency system, respectively, and $8.7 million of other miscellaneous items. The balance of the charge in 2001, $125.4 million, was unrelated to the Company's restructure activities and consisted of: (i) impairments of certain invested assets and valuation related write-downs of private equity securities held in the Company's equity method venture capital portfolio; (ii) the write-off of deferred sales charges in the Company's mutual fund business to reflect revised estimates of recoverability which are principally due to the decline in the value of the Company's internet funds; (iii) write-downs of certain information technology assets; and (iv) other miscellaneous items.

     The following tables summarize the components of the aforementioned charges recorded during 2002 and 2001, respectively. None of the charges referred to below as "Reorganization Charges" have been allocated to the Company's operating segments, however, the charges in 2001 referred to as "Other Charges" have been allocated to the Company's operating segments. All Reorganization Charges incurred in 2002 and 2001 are reported as reconciling items.

                                                                    NET REALIZED
                                                        OPERATING      LOSSES      TOTAL
                                                        ---------   ------------   -----
                                                                ($ IN MILLIONS)
2002:
REORGANIZATION CHARGES(1):
Severance benefits and incentive compensation.........    $6.1         $  --       $6.1
Leased offices and equipment..........................     1.1            --        1.1
Total Reorganization Charges before tax...............    $7.2         $  --       $7.2
                                                          ====         =====       ====
Total Reorganization Charges after tax................    $4.7         $  --       $4.7
                                                          ====         =====       ====

---------------

(1) All of the reorganization charges recorded in 2002 meet the definition of "restructuring charges" as defined by EITF 94-3.

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                   NET REALIZED
                                                       OPERATING      LOSSES      TOTAL
                                                       ---------   ------------   ------
                                                                ($ IN MILLIONS)
2001:
REORGANIZATION CHARGES:
Severance benefits and incentive compensation........   $ 22.8        $  --       $ 22.8
Leased offices and equipment.........................      8.7           --          8.7
Deferred policy acquisition costs....................     17.0           --         17.0
Other................................................      8.3           --          8.3
                                                        ------        -----       ------
  Subtotal--Reorganization Charges...................     56.8           --         56.8
OTHER CHARGES:
Asset Impairments and Valuation Related
  Write-downs........................................     29.9         20.1         50.0
Deferred Sales Charges...............................      7.0           --          7.0
Information technology assets........................      9.4           --          9.4
Other................................................     21.2           --         21.2
                                                        ------        -----       ------
     Subtotal--Other Charges.........................     67.5         20.1         87.6
                                                        ------        -----       ------
Total--Reorganization and Other Charges before tax...   $124.3        $20.1       $144.4
                                                        ======        =====       ======
Total--Reorganization and Other Charges after tax....   $ 80.8        $13.1       $ 93.9
                                                        ======        =====       ======

     All charges referred to as Reorganization Charges included in the table above, except $17.0 million related to deferred policy acquisition costs in 2001 and $5.3 million related to investment expenses in 2001, are included in "Other operating costs and expenses" in the Company's 2001 consolidated income statement.

     The following table indicates the line items in the Company's consolidated and segmented income statements for the year ended December 31, 2001 that the Other Charges in the table above are reflected in. In addition, all of the reorganization charges are reflected in reconciling in the table as discussed above.

                                   PROTECTION   ACCUMULATION   OTHER   RECONCILING   TOTAL
                                   ----------   ------------   -----   -----------   ------
                                                       ($ IN MILLIONS)
Premiums.........................    $ 1.0         $  --       $ --       $  --      $  1.0
Net investment income............     20.3           3.8        3.3         5.3        32.7
Group pension profit.............      2.5            --         --          --         2.5
Benefits to policyholders........      1.8           3.9         --          --         5.7
Amortization of deferred policy
  acquisition costs..............       --           2.0         --        17.0        19.0
Other operating costs and
  expenses.......................     17.6          10.3        1.0        34.5        63.4
                                     -----         -----       ----       -----      ------
  Total Other Operating
     Charges.....................     43.2          20.0        4.3        56.8       124.3
Net realized losses on
  investments....................     14.9           2.8        2.4          --        20.1
                                     -----         -----       ----       -----      ------
  Total Other Charges............    $58.1         $22.8       $6.7       $56.8      $144.4
                                     =====         =====       ====       =====      ======

     Set forth below is certain information regarding the liability recorded in connection with the Company's restructuring actions during 2002 and 2001, as well as the changes therein. Such liability is reflected in accounts payable and other liabilities on the Company's consolidated balance sheet.

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        DECEMBER 31,               CASH     CHANGE IN RESERVE   DECEMBER 31,
                            2001       CHARGES   PAYMENTS       ESTIMATES           2002
                        ------------   -------   --------   -----------------   ------------
                                                  ($ IN MILLIONS)
RESTRUCTURING CHARGES
  LIABILITY:
Severance benefits....     $ 8.1        $6.1      $(5.4)          $(1.0)           $ 7.8
Other restructure
  charges.............       4.5         1.1       (1.2)             --              4.4
                           -----        ----      -----           -----            -----
  Total Restructuring
     Charges
     Liability........     $12.6        $7.2      $(6.6)          $(1.0)           $12.2
                           =====        ====      =====           =====            =====

23. IMPLICATIONS OF THE EVENTS OF SEPTEMBER 11TH:

     The terrorist events of September 11th had no material effect on the Company's financial position at December 31, 2001 or its results of operations for the year then ended. The net effect of life insurance claims relating to the incident (after reinsurance and the release of related policy reserves) aggregated approximately $3.9 million pre-tax. In addition, the Company incurred damages from the interruption of certain of its business operations. These damages principally consist of: (i) lost revenues at MSC and Enterprise resulting from the close of the New York securities markets, (ii) the temporary closing of the Company's New York corporate offices, and (iii) lost revenues resulting from the volatility of the securities markets and consumer uncertainty with respect to equity based products in the aftermath of September 11, 2001. To date, no determination has been made with respect to the Company's ability to recover the aforementioned damages under its insurance coverage. To date, the Company has recovered $0.3 million relating to the aforementioned damages under its insurance coverage.

24. SUBSEQUENT EVENTS (UNAUDITED):

     During 2002, MONY Holdings commenced activities to register the Insured Notes with the SEC as provided for under the note indenture. On February 14, 2003, the SEC declared such registration effective.

     In March 2003, litigation relating to the disposition of a real estate asset as discussed in Note 16(ii) was settled for approximately $4.0 million less than the provision previously recorded. Accordingly, during the first quarter of 2003 the Company will reverse such over-accrual to income.

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


                                                              PAGE
                                                              -----
(1) With respect to Keynote Series Account ("Keynote")
     Report of Independent Accountants......................  F-1
     Statements of Assets and Liabilities as of December 31,
      2002..................................................  F-2
     Statements of Operations for the year ended December
      31, 2002..............................................  F-3
     Statements of Changes in Net Assets for the year ended
      December 31, 2002 and the year ended December 31,
      2001..................................................  F-4
     Notes to financial statements..........................  F-5
(2) With respect to the Diversified Investors Portfolios
     Economic and Market Review.............................  F-9
     Report of Independent Accountants......................  F-17
     Statement of Assets and Liabilities for the year ended
      December 31, 2002.....................................  F-18
     Statement of Operations for the year ended December 31,
      2002..................................................  F-20
     Statements of Changes in Net Assets for the years ended
      December 31, 2002 and 2001............................  F-22
     Portfolio of Investments for December 31, 2002:
     Money Market Portfolio.................................  F-26
     High Quality Bond Portfolio............................  F-28
     Intermediate Government Bond Portfolio.................  F-33
     Core Bond Portfolio....................................  F-36
     Balanced Portfolio.....................................  F-44
     Equity Income Portfolio................................  F-56
     Growth and Income Portfolio............................  F-60
     Equity Growth Portfolio................................  F-68
     Special Equity Portfolio...............................  F-76
     Aggressive Equity Portfolio............................  F-87
     High Yield Bond Portfolio..............................  F-89
     International Equity Portfolio.........................  F-95
     Notes to Financial Statements..........................  F-101
(3) With respect to MONY Life Insurance Company
     Report of Independent Accountants......................  F-116
     Balance Sheets for the year ended December 31, 2002....  F-117
     Statements of Income and Comprehensive Income for the
      years ended December 31, 2002, 2001 and 2000..........  F-118
     Statements of Changes in Shareholders' Equity for the
      years ended December 31, 2002 and 2001................  F-119
     Statements of Cash Flows for the years ended December
      31, 2002, 2001 and 2000...............................  F-120
     Notes to Financial Statements..........................  F-121


     (b) Exhibits

       Any form of Form N-4 Exhibits (1) and (3) through (7), (9), (13) and (14) previously filed with the Commission as part of the Registrant's N-4 Registration Statement-Registration No. 33-19836 under the Securities Act of 1933 are incorporated herein by reference.

          Exhibit (2) Not applicable.
          Exhibit (8) Not applicable.
          Exhibit (10) Consent of Independent Accountants.
          Exhibit (11) Not applicable.
          Exhibit (12) Not applicable.
          Exhibit (15) Powers of Attorney.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The directors and officers of the Company are listed below. The business address for all directors and officers of MONY Life Insurance Company is 1740 Broadway, New York, New York 10019.

     Current Officers and Directors of the Company are:

NAME                    POSITION AND OFFICES WITH MONY LIFE INSURANCE COMPANY
                        ("MONY LIFE")

Tom H. Barrett          Director since 1990. Partner in American Industrial
                        Partners, a private investment partnership since 1992.

David L. Call           Director since 1993. Dean Emeritus, Cornell University,
                        College of Agriculture and Life Sciences since 1995.

G. Robert Durham        Director since 1998.


Robert Holland, Jr.     Director since 1990. Owner and Chief Executive Officer
                        of WorkPlace Integrators, an office furniture dealership in Southeast Michigan, since 1996.


James L. Johnson        Director sine 1986. Chairman Emeritus of GTE
                        Corporation, a telecommunications company, having served as Chairman and Chief Executive Officer from 1988 to
                        1992.

Frederick W. Kanner     Director since March 2000. Partner of Dewey Ballantine
                        LLP since 1976.

Robert R. Kiley         Director since 1995. President and Chief Executive
                        Officer of the New York City Partnership and Chamber of
                        Commerce, Inc. since 1995.


Kenneth M. Levine       Executive Vice President and Chief Investment Officer,
                        The MONY Group Inc.


Jane C. Pfeiffer        Director since 1988. Ms. Pfeiffer is an independent
                        management consultant.


Michael I. Roth         Chairman and Chief Executive Officer, The MONY Group
                        Inc.


Thomas C. Theobald      Director since 1990. Managing director, William Blair
                        Capital Partners, L.L.C., an investment firm since 1994.

David M. Thomas         Director (since 2002). Chairman and Chief Executive
                        Officer of IMS Heath, (since 2000). Senior Vice
                        President and Group Executive of IBM (1998 to 2000) and various management positions with IBM since 1972.

     All of the officers have held their respective positions listed below for five or more years unless otherwise noted.

NAME                    POSITION AND OFFICES WITH MONY LIFE INSURANCE COMPANY
                        ("MONY LIFE")

Michael I. Roth         Director, Chairman of the Board and Chief Executive
                        Officer (since 1998) of MONY Life; (since 1997) of The
                        MONY Group Inc. Director, Chairman of the Board and
                        Chief Executive Officer (since 1993) of MONY Life
                        Insurance Company of America. Director of various MONY subsidiaries.

Samuel J. Foti          Director, President and Chief Operating Officer (since
                        1998) of MONY Life and (since 1997) of The MONY Group
                        Inc. Director (since 1993) and President and Chief
                        Operating Officer (since 1994) of MONY Life Insurance
                        Company of America.

Kenneth M. Levine       Director, Executive Vice President and Chief Investment
                        Officer (since 1997) of The MONY Group Inc. and (since
                        1998) of MONY Life. Executive Vice President (since
                        1990) and Director (since 1994) of MONY Life Insurance
                        Company of America.

Richard Daddario        Executive Vice President and Chief Financial Officer
                        (since 1994) of MONY Life and (since 1997) of The MONY
                        Group Inc. Director (since 1989) and Vice President and
                        Controller (since 1997) of MONY Life Insurance Company of America. Director of various MONY subsidiaries.

Steven G. Orluck        Executive Vice President (since 2002) and Senior Vice
                        President and Chief Distribution Officer (since 1998) of
                        MONY Life. Mr. Orluck joined MONY Life after 24 years with Metropolitan Life Insurance Co. where he last served as Vice President, Individual Business.

Richard E. Connors      Senior Vice President (since 1994) of MONY Life,
                        Director MONY Life Insurance Company of America (since
                        1994). Director of various MONY subsidiaries.

Evelyn L. Peos          Senior Vice President (since 2002) and Vice President
                        (since 1993) of MONY Life.

Bart Schwartz           Senior Vice President and General Counsel of MONY Life
                        (since 2000). Prior to joining the Company in 2000, Mr.
                        Schwartz was Senior Vice President and General Counsel of Willis Corroon Corporation.

Michael Slipowitz       Senior Vice President and Chief Actuary (since 2002) and
                        Vice President (1993 to 2001) of MONY Life. Director,
                        Vice President and Actuary (since 2002) and Vice
                        President (since 1993) of MONY Life Insurance Company of
                        America.

Arnold Brousell         Vice President-Financial Reporting and Chief Accounting
                        Officer (since 2002) and Vice President-Financial
                        Reporting (since 1998) and Assistant Vice President
                        (since 1997) of MONY Life.

David V. Weigel         Vice President and Treasurer (since 2000) of MONY Life
                        and Vice President-Treasurer (since 1998) of The MONY
                        Group Inc. Treasurer of various MONY subsidiaries.

Lee M. Smith            Corporate Secretary and Vice President, Government
                        Relations (since 1999) of MONY Life and of The MONY
                        Group Inc. Vice President, Government Relations (1985 to
                        1999) of MONY Life.


Victor Ugolyn           Senior Vice President, MONY Life Insurance Company.



Kimberly Windraw        Senior Vice President, MONY Life Insurance Company.



Grant W. Kurtz          Chairman, President and Chief Executive Officer, Advest.


No officer or director listed above receives any compensation from MONY Variable Account L. Neither the Company nor any of its affiliates has paid any separately allocable compensation to any person listed for services rendered to the Account.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of the Depositor.


     The following is a diagram showing all corporations directly or indirectly controlled or under common control with Depositor, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship. (See diagram on following page.) Omitted from the diagram are subsidiaries of MONY that, considered in the aggregate, would not constitute a "significant subsidiary" of MONY (as that term is defined in Rule 8b-2 under Section 8 of the Investment Company Act of 1940).

                             [ORGANIZATIONAL CHART]

ITEM 27.  NUMBER OF CONTRACTHOLDERS/PARTICIPANTS



     As of March 31, 2003, there were 354 Contractholders.


ITEM 28.  INDEMNIFICATION

     The By-Laws of The Mutual Life Insurance Company of New York provide, in
Article XVI, as follows:

          Each person (and the heirs, executors and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a trustee, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the law of the State of New York and in the manner prescribed therein. To this end, and as authorized by Chapter 513, 1986 Laws of New York, the Board of Trustees may adopt all resolutions, authorize all agreements and take all actions with respect to the indemnification of trustees and officers, and the advance payment of their expenses in connection therewith.

     Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons, if any, of the Registrant pursuant to the above paragraph, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person, if any, of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) MONY Securities Corp. ("MSC") is the principal underwriter of the Registrant. The names, titles and principal business addresses of the officers and directors of MSC are as stated on Forms U-4 of Form BD (File No. 8-15289) as declared effective November 23, 1969, as amended, the text of which is herein incorporated by reference. Diversified Investment Advisors, Inc., formerly owned by MONY is now of an indirect, wholly-owned subsidiary of AEGON USA, Inc. MONY continues to act as investment adviser and administrator to each series of Diversified Investors Portfolios. With respect to each series of Diversified Investors Portfolios, Diversified contracted for certain investment advisory services with a subadviser.

     (b) The names, titles and principal business addresses of the officers of MSC are listed on Schedule A of Form BD for MSC (Registration No. 8-15289) (originally filed on behalf of MONY Sales, Inc. on November 23, 1969) and Form U-4 filed by each individual officer, the text of which is hereby incorporated by reference.


     (c) Refer to Prospectus pages 8 and 15, "Charges" and Part B, Statement of Additional Information, page 2, "Sale of Contracts/Principal Underwriter" for information regarding compensation.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are primarily maintained by MONY Life Insurance Company, in whole or in part, at its principal offices at 1740 Broadway, New York, New York 10019; and at its Operations Center at 1 MONY Plaza, Syracuse, New York 13202.

ITEM 31.  MANAGEMENT SERVICES

     Not applicable.

ITEM 32.  UNDERTAKINGS

     (a) Registrant hereby undertakes to file post-effective amendments to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the group variable annuity contract may be accepted;

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

     (e) Registrant hereby represents that the fees and charges deducted under the Contracts in the aggregate, are reasonable in relation to the services rendered; the expenses expected to be incurred and the risks assumed by the insurance company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements for effectiveness of this Post Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, State of New York, on the 30th day of April, 2003.

                                      KEYNOTE SERIES ACCOUNT
                                          (Registrant)

                                      By:       /s/  KENNETH M. LEVINE
                                         ---------------------------------------
                                                    Kenneth M. Levine

                                      MONY LIFE INSURANCE COMPANY
                                              (Depositor)

                                      By:        /s/  MICHAEL I. ROTH
                                         ---------------------------------------
                                                     Michael I. Roth
                                             Director, Chairman of the Board
                                               and Chief Executive Officer

     Pursuant to the requirement of the Securities Act of 1933 this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                 SIGNATURES                                     TITLE                        DATE
                 ----------                                     -----                        ----
          /s/  MICHAEL I. ROTH                   Director, Chairman of the Board and    April 30, 2003
---------------------------------------------    Chief Executive Officer
              (Michael I. Roth)

          /s/  SAMUEL J. FOTI                    Director, President and Chief          April 30, 2003
---------------------------------------------    Operating Officer
              (Samuel J. Foti)

        /s/  KENNETH M. LEVINE                   Director, Executive Vice President     April 30, 2003
---------------------------------------------    and Chief Investment Officer
             (Kenneth M. Levine)

         /s/  RICHARD DADDARIO                   Executive Vice President and Chief     April 30, 2003
---------------------------------------------    Financial Officer
             (Richard Daddario)

       /s/  PHILLIP A. EISENBERG                 Senior Vice President and Chief        April 30, 2003
---------------------------------------------    Actuary
           (Phillip A. Eisenberg)

         */s/  TOM H. BARRETT                    Director                               April 30, 2003
---------------------------------------------
              (Tom H. Barrett)

          */s/  DAVID L. CALL                    Director                               April 30, 2003
---------------------------------------------
               (David L. Call)

        */s/  G. ROBERT DURHAM                   Director                               April 30, 2003
---------------------------------------------
             (G. Robert Durham)

       */s/  ROBERT HOLLAND, JR.                 Director                               April 30, 2003
---------------------------------------------
            (Robert Holland, Jr.)

                 SIGNATURES                                     TITLE                        DATE
                 ----------                                     -----                        ----

        */s/  JAMES L. JOHNSON                   Director                               April 30, 2003
---------------------------------------------
             (James L. Johnson)

        */s/  JANE C. PFEIFFER                   Director                               April 30, 2003
---------------------------------------------
             (Jane C. Pfeiffer)

       */s/  THOMAS C. THEOBALD                  Director                               April 30, 2003
---------------------------------------------
            (Thomas C. Theobald)

                                   SIGNATURES

     Diversified Investors Portfolios has duly caused this Post Effective Amendment to the Registration Statement on Form N-4 of Keynote Series Account to be signed on its behalf by the undersigned thereunto duly authorized, in the County of Westchester, State of New York, on the 30th day of April, 2003.

                                          DIVERSIFIED INVESTORS PORTFOLIOS

                                          /s/          MARK MULLIN
                                          --------------------------------------
                                                       Mark Mullin
                                           Trustee, President, Chief Executive
                                            Officer and Chairman of the Board
                                              of Trustees of the Portfolios

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 22 to its Registration Statement has been signed below by the following persons in the capacities indicated on the 30th day of April, 2003.

                     SIGNATURES                                      TITLE                    DATE
                     ----------                                      -----                    ----
                         /s/  MARK MULLIN                Trustee, President, Chief       April 30, 2003
-----------------------------------------------------    Executive Officer and Chairman
                     Mark Mullin                         of the Board of Trustees of
                                                         the Portfolios
                   */s/  JOSEPH P. CARUSONE              Treasurer, Chief Financial      April 30, 2003
-----------------------------------------------------    Officer and Principal
                 Joseph P. Carusone                      Accounting Officer

                      */s/  NEAL M. JEWELL               Trustee of the Portfolios       April 30, 2003
-----------------------------------------------------
                   Neal M. Jewell

                     */s/  PETER G. KUNKEL               Trustee of the Portfolios       April 30, 2003
-----------------------------------------------------
                   Peter G. Kunkel

                    */s/  ROBERT L. LINDSAY              Trustee of the Portfolios       April 30, 2003
-----------------------------------------------------
                  Robert L. Lindsay

                  */s/  EUGENE M. MANNELLA               Trustee of the Portfolios       April 30, 2003
-----------------------------------------------------
                 Eugene M. Mannella

                 */s/  JOYCE GALPERN NORDEN              Trustee of the Portfolios       April 30, 2003
-----------------------------------------------------
                Joyce Galpern Norden

                   */s/  PATRICIA L. SAWYER              Trustee of the Portfolios       April 30, 2003
-----------------------------------------------------
                 Patricia L. Sawyer

        *By            /s/  ROBERT F. COLBY                                              April 30, 2003
-----------------------------------------------------
                   Robert F. Colby
                  Attorney-in-Fact

                                 EXHIBIT INDEX

 EXHIBIT NO.                            DESCRIPTION                               PAGE
 -----------                            -----------                               ----
       99.(10)  Consent of Independent Accountants
       99.(15)  Powers of Attorney